Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate at security issuance. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/25	276,225,179	269,391,340
0.38%, 07/15/25	379,074,917	370,806,800
0.13%, 10/15/25	336,055,433	326,140,286
0.63%, 01/15/26	319,149,874	309,918,879
2.00%, 01/15/26	152,072,558	151,380,339
0.13%, 04/15/26	259,556,709	248,599,030
0.13%, 07/15/26	318,112,671	304,910,232
0.13%, 10/15/26	359,208,993	342,788,903
0.38%, 01/15/27	296,231,439	282,613,442
2.38%, 01/15/27	147,026,232	148,238,080
0.13%, 04/15/27	366,949,516	345,840,745
0.38%, 07/15/27	326,594,948	310,910,356
1.63%, 10/15/27	367,968,362	364,557,627
0.50%, 01/15/28	333,524,721	315,777,203
1.75%, 01/15/28	138,228,455	137,192,682
1.25%, 04/15/28	363,385,938	353,292,239
3.63%, 04/15/28	141,514,788	150,559,847
0.75%, 07/15/28	290,337,059	277,597,475
2.38%, 10/15/28	373,914,352	382,899,701
0.88%, 01/15/29	249,018,049	237,622,261
2.50%, 01/15/29	127,647,821	131,271,244
3.88%, 04/15/29	164,214,288	179,733,359
0.25%, 07/15/29	294,214,761	271,479,375
0.13%, 01/15/30	332,347,422	301,032,518
0.13%, 07/15/30	368,004,245	331,816,327
0.13%, 01/15/31	380,891,232	339,184,328
0.13%, 07/15/31	389,236,534	344,729,594
0.13%, 01/15/32	424,939,687	371,688,583
3.38%, 04/15/32	59,099,826	65,531,548
0.63%, 07/15/32	440,898,515	400,252,477
1.13%, 01/15/33	430,222,972	403,994,816
1.38%, 07/15/33	420,524,469	404,015,982
1.75%, 01/15/34	301,824,753	298,368,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	77,111,570	78,193,345
2.13%, 02/15/41	111,568,178	113,212,202
0.75%, 02/15/42	180,841,734	144,669,590
0.63%, 02/15/43	142,013,404	109,278,818
1.38%, 02/15/44	195,327,349	171,635,255
0.75%, 02/15/45	214,976,082	165,345,328
1.00%, 02/15/46	110,722,230	88,818,328
0.88%, 02/15/47	135,671,445	104,870,283
1.00%, 02/15/48	98,637,203	77,861,505
1.00%, 02/15/49	92,389,811	72,553,654
0.25%, 02/15/50	139,654,212	88,405,543
0.13%, 02/15/51	140,553,645	84,260,252
0.13%, 02/15/52	162,947,468	96,104,917
1.50%, 02/15/53	155,798,083	136,291,571
2.13%, 02/15/54	79,881,407	80,917,349
Total Treasuries (Cost $12,291,771,798)		11,086,553,693

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	162,931	162,931
Total Short-Term Investments (Cost $162,931)		162,931
Total Investments in Securities (Cost $12,291,934,729)		$11,086,716,624

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,086,553,693	$—	$11,086,553,693
Short-Term Investments[1]	162,931	—	—	162,931
Total	$162,931	$11,086,553,693	$—	$11,086,716,624

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	10,788,000	11,107,413
6.00%, 02/15/26	17,840,000	18,303,064
6.75%, 08/15/26	11,448,000	12,014,394
6.50%, 11/15/26	12,864,000	13,527,988
6.63%, 02/15/27	4,948,000	5,249,531
U.S. Treasury Notes
2.63%, 04/15/25	111,849,000	109,158,428
0.38%, 04/30/25	119,205,000	113,453,240
2.88%, 04/30/25	62,748,000	61,351,305
3.88%, 04/30/25	98,588,000	97,413,935
2.13%, 05/15/25	145,265,000	140,780,553
2.75%, 05/15/25	131,669,000	128,486,218
0.25%, 05/31/25	118,690,000	112,402,184
2.88%, 05/31/25	66,639,000	65,075,009
4.25%, 05/31/25	117,439,000	116,473,886
2.88%, 06/15/25	124,934,000	121,914,020
0.25%, 06/30/25	117,234,000	110,670,760
2.75%, 06/30/25	50,368,000	49,063,917
4.63%, 06/30/25	121,487,000	121,046,136
3.00%, 07/15/25	122,843,000	119,957,529
0.25%, 07/31/25	128,878,000	121,237,545
2.88%, 07/31/25	61,595,000	60,011,066
4.75%, 07/31/25	121,783,000	121,569,368
2.00%, 08/15/25	159,398,000	153,412,685
3.13%, 08/15/25	122,866,000	120,063,967
0.25%, 08/31/25	128,270,000	120,282,345
2.75%, 08/31/25	64,047,000	62,222,410
5.00%, 08/31/25	123,008,000	123,246,230
3.50%, 09/15/25	118,480,000	116,273,120
0.25%, 09/30/25	145,745,000	136,202,361
3.00%, 09/30/25	59,772,000	58,216,266
5.00%, 09/30/25	131,767,000	132,083,952
4.25%, 10/15/25	114,692,000	113,744,977
0.25%, 10/31/25	149,234,000	139,014,127
3.00%, 10/31/25	53,093,000	51,650,973
5.00%, 10/31/25	146,204,000	146,618,488
2.25%, 11/15/25	162,166,000	155,788,579
4.50%, 11/15/25	111,347,000	110,849,435
0.38%, 11/30/25	142,278,000	132,367,782
2.88%, 11/30/25	66,788,000	64,778,369
4.88%, 11/30/25	153,125,000	153,358,761
4.00%, 12/15/25	112,163,000	110,787,837
0.38%, 12/31/25	149,169,000	138,362,228
2.63%, 12/31/25	61,842,000	59,681,692
4.25%, 12/31/25	152,501,000	151,247,747
3.88%, 01/15/26	114,719,000	113,081,753
0.38%, 01/31/26	162,693,000	150,433,074
2.63%, 01/31/26	64,150,000	61,836,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 01/31/26	168,569,000	167,249,543
1.63%, 02/15/26	147,021,000	139,031,320
4.00%, 02/15/26	112,611,000	111,225,952
0.50%, 02/28/26	169,857,000	157,020,737
2.50%, 02/28/26	71,456,000	68,650,073
4.63%, 02/28/26	172,972,000	172,830,716
4.63%, 03/15/26	112,718,000	112,639,142
0.75%, 03/31/26	154,377,000	143,062,895
2.25%, 03/31/26	69,224,000	66,102,745
4.50%, 03/31/26	185,000,000	184,546,861
3.75%, 04/15/26	113,245,000	111,299,134
0.75%, 04/30/26	159,924,000	147,762,579
2.38%, 04/30/26	53,929,000	51,544,659
1.63%, 05/15/26	141,871,000	133,376,275
3.63%, 05/15/26	110,274,000	108,103,179
0.75%, 05/31/26	165,840,000	152,807,182
2.13%, 05/31/26	69,784,000	66,262,357
4.13%, 06/15/26	114,716,000	113,595,431
0.88%, 06/30/26	144,897,000	133,622,796
1.88%, 06/30/26	62,632,000	59,099,255
4.50%, 07/15/26	104,365,000	104,225,673
0.63%, 07/31/26	159,326,000	145,609,370
1.88%, 07/31/26	67,999,000	64,009,281
1.50%, 08/15/26	153,167,000	142,744,215
4.38%, 08/15/26	120,312,000	119,854,947
0.75%, 08/31/26	165,856,000	151,635,026
1.38%, 08/31/26	68,384,000	63,492,766
4.63%, 09/15/26	126,575,000	126,860,022
0.88%, 09/30/26	162,024,000	148,283,004
1.63%, 09/30/26	50,135,000	46,762,328
4.63%, 10/15/26	129,265,000	129,631,647
1.13%, 10/31/26	161,829,000	148,660,376
1.63%, 10/31/26	59,695,000	55,574,165
2.00%, 11/15/26	144,742,000	135,897,656
4.63%, 11/15/26	135,606,000	136,064,348
1.25%, 11/30/26	157,250,000	144,607,069
1.63%, 11/30/26	60,691,000	56,389,817
4.38%, 12/15/26	133,253,000	132,943,080
1.25%, 12/31/26	156,289,000	143,497,011
1.75%, 12/31/26	65,130,000	60,620,874
4.00%, 01/15/27	147,156,000	145,405,123
1.50%, 01/31/27	215,643,000	198,868,282
2.25%, 02/15/27	126,492,000	119,097,607
4.13%, 02/15/27	148,232,000	146,988,897
1.13%, 02/28/27	39,384,000	35,863,559
1.88%, 02/28/27	148,767,000	138,443,760
4.25%, 03/15/27	160,000,000	159,263,936

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 03/31/27	65,000,000	58,164,366
2.50%, 03/31/27	145,000,000	137,305,517
Total Treasuries (Cost $10,571,793,508)		10,502,469,611

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	11,073,045	11,073,045
Total Short-Term Investments (Cost $11,073,045)		11,073,045
Total Investments in Securities (Cost $10,582,866,553)		$10,513,542,656

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,502,469,611	$—	$10,502,469,611
Short-Term Investments[1]	11,073,045	—	—	11,073,045
Total	$11,073,045	$10,502,469,611	$—	$10,513,542,656

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	5,918,000	6,286,049
6.13%, 11/15/27	13,448,000	14,248,171
5.50%, 08/15/28	7,478,000	7,851,534
5.25%, 11/15/28	13,397,000	13,951,663
5.25%, 02/15/29	7,644,000	7,990,383
6.13%, 08/15/29	6,968,000	7,593,389
6.25%, 05/15/30	10,940,000	12,112,222
5.38%, 02/15/31	13,518,000	14,530,996
U.S. Treasury Notes
2.38%, 05/15/27	94,670,000	89,102,997
0.50%, 05/31/27	50,298,000	44,554,889
2.63%, 05/31/27	76,682,000	72,678,954
0.50%, 06/30/27	60,493,000	53,446,527
3.25%, 06/30/27	106,218,000	102,593,927
0.38%, 07/31/27	70,846,000	62,142,703
2.75%, 07/31/27	76,185,000	72,353,992
2.25%, 08/15/27	75,274,000	70,295,332
0.50%, 08/31/27	64,139,000	56,347,426
3.13%, 08/31/27	72,913,000	70,043,983
0.38%, 09/30/27	81,449,000	71,033,090
4.13%, 09/30/27	73,876,000	73,309,120
0.50%, 10/31/27	77,894,000	68,042,349
4.13%, 10/31/27	72,382,000	71,815,307
2.25%, 11/15/27	74,094,000	68,933,301
0.63%, 11/30/27	83,793,000	73,352,493
3.88%, 11/30/27	71,391,000	70,249,501
0.63%, 12/31/27	86,388,000	75,411,757
3.88%, 12/31/27	69,741,000	68,628,757
0.75%, 01/31/28	96,258,000	84,230,881
3.50%, 01/31/28	69,741,000	67,708,301
2.75%, 02/15/28	97,661,000	92,205,793
1.13%, 02/29/28	90,769,000	80,427,533
4.00%, 02/29/28	71,200,000	70,379,000
1.25%, 03/31/28	89,169,000	79,243,313
3.63%, 03/31/28	70,473,000	68,710,992
1.25%, 04/30/28	95,554,000	84,742,294
3.50%, 04/30/28	65,242,000	63,299,948
2.88%, 05/15/28	103,012,000	97,511,808
1.25%, 05/31/28	95,426,000	84,446,332
3.63%, 05/31/28	68,284,000	66,563,557
1.25%, 06/30/28	87,064,000	76,893,610
4.00%, 06/30/28	65,218,000	64,496,976
1.00%, 07/31/28	96,055,000	83,720,337
4.13%, 07/31/28	65,247,000	64,857,058
2.88%, 08/15/28	103,074,000	97,353,743
1.13%, 08/31/28	89,980,000	78,696,184
4.38%, 08/31/28	68,128,000	68,410,104
1.25%, 09/30/28	88,618,000	77,778,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 09/30/28	67,891,000	68,874,910
1.38%, 10/31/28	88,266,000	77,783,389
4.88%, 10/31/28	78,891,000	80,881,601
3.13%, 11/15/28	93,546,000	89,118,477
1.50%, 11/30/28	85,119,000	75,302,473
4.38%, 11/30/28	84,541,000	85,010,296
1.38%, 12/31/28	88,214,000	77,420,064
3.75%, 12/31/28	92,118,000	90,179,552
1.75%, 01/31/29	78,997,000	70,472,315
4.00%, 01/31/29	96,218,000	95,249,421
2.63%, 02/15/29	88,986,000	82,692,207
1.88%, 02/28/29	77,679,000	69,605,806
4.25%, 02/28/29	94,558,000	94,706,465
2.38%, 03/31/29	64,775,000	59,376,088
4.13%, 03/31/29	105,000,000	104,566,665
2.88%, 04/30/29	64,932,000	60,914,897
2.38%, 05/15/29	72,271,000	66,142,701
2.75%, 05/31/29	62,461,000	58,196,456
3.25%, 06/30/29	62,506,000	59,624,948
2.63%, 07/31/29	61,758,000	57,065,862
1.63%, 08/15/29	71,134,000	62,459,138
3.13%, 08/31/29	57,353,000	54,305,869
3.88%, 09/30/29	54,528,000	53,575,314
4.00%, 10/31/29	49,839,000	49,262,218
1.75%, 11/15/29	51,129,000	45,027,229
3.88%, 11/30/29	53,646,000	52,687,625
3.88%, 12/31/29	52,433,000	51,487,932
3.50%, 01/31/30	56,690,000	54,556,449
1.50%, 02/15/30	92,717,000	79,721,118
4.00%, 02/28/30	56,410,000	55,745,406
3.63%, 03/31/30	54,009,000	52,290,326
3.50%, 04/30/30	55,667,000	53,504,231
0.63%, 05/15/30	125,061,000	101,024,213
3.75%, 05/31/30	51,576,000	50,234,782
3.75%, 06/30/30	56,579,000	55,094,237
4.00%, 07/31/30	56,279,000	55,558,100
0.63%, 08/15/30	159,736,000	127,954,111
4.13%, 08/31/30	54,487,000	54,154,929
4.63%, 09/30/30	53,150,000	54,324,743
4.88%, 10/31/30	60,095,000	62,289,483
0.88%, 11/15/30	166,276,000	134,653,082
4.38%, 11/30/30	60,252,000	60,757,574
3.75%, 12/31/30	59,470,000	57,831,810
4.00%, 01/31/31	63,798,000	62,972,333
1.13%, 02/15/31	162,918,000	133,650,547
4.25%, 02/28/31	62,610,000	62,728,771
4.13%, 03/31/31	68,000,000	67,634,949
1.63%, 05/15/31	161,428,000	136,084,321
1.25%, 08/15/31	174,857,000	142,472,662
1.38%, 11/15/31	169,907,000	138,836,668
1.88%, 02/15/32	164,175,000	138,691,543

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/15/32	159,245,000	144,651,788
2.75%, 08/15/32	150,014,000	134,601,367
4.13%, 11/15/32	149,020,000	148,050,163
3.50%, 02/15/33	153,517,000	145,429,187
3.38%, 05/15/33	151,193,000	141,679,861
3.88%, 08/15/33	167,980,000	163,613,612
4.50%, 11/15/33	174,484,000	178,412,612
4.00%, 02/15/34	126,678,000	124,611,223
Total Treasuries (Cost $8,252,823,745)		8,036,383,251

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	3,578,703	3,578,703
Total Short-Term Investments (Cost $3,578,703)		3,578,703
Total Investments in Securities (Cost $8,256,402,448)		8,039,961,954

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$8,036,383,251	$—	$8,036,383,251
Short-Term Investments[1]	3,578,703	—	—	3,578,703
Total	$3,578,703	$8,036,383,251	$—	$8,039,961,954

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,324,800	2,419,366
4.75%, 02/15/37	1,382,000	1,470,366
5.00%, 05/15/37	1,783,900	1,939,352
4.38%, 02/15/38	1,878,200	1,916,104
4.50%, 05/15/38	2,125,300	2,192,595
3.50%, 02/15/39	2,176,900	2,000,586
4.25%, 05/15/39	3,232,600	3,226,836
4.50%, 08/15/39	3,454,400	3,540,236
4.38%, 11/15/39	3,714,500	3,748,477
4.63%, 02/15/40	3,744,400	3,880,708
1.13%, 05/15/40	11,203,300	7,004,756
4.38%, 05/15/40	3,624,100	3,645,056
1.13%, 08/15/40	13,685,100	8,476,180
3.88%, 08/15/40	3,602,000	3,400,524
1.38%, 11/15/40	15,237,600	9,806,799
4.25%, 11/15/40	3,576,300	3,529,354
1.88%, 02/15/41	18,455,200	12,875,283
4.75%, 02/15/41	3,792,800	3,970,525
2.25%, 05/15/41	15,900,500	11,755,139
4.38%, 05/15/41	3,501,300	3,496,891
1.75%, 08/15/41	20,834,700	14,069,552
3.75%, 08/15/41	3,541,900	3,262,681
2.00%, 11/15/41	17,513,200	12,293,146
3.13%, 11/15/41	3,719,100	3,126,630
2.38%, 02/15/42	14,172,400	10,547,012
3.13%, 02/15/42	3,936,400	3,296,346
3.00%, 05/15/42	3,660,600	2,998,471
3.25%, 05/15/42	12,504,300	10,635,260
2.75%, 08/15/42	4,278,500	3,360,146
3.38%, 08/15/42	10,836,500	9,365,610
2.75%, 11/15/42	6,204,100	4,857,890
4.00%, 11/15/42	10,833,000	10,208,963
3.13%, 02/15/43	5,319,900	4,408,627
3.88%, 02/15/43	10,834,700	10,019,941
2.88%, 05/15/43	8,419,600	6,693,203
3.88%, 05/15/43	10,792,800	9,965,198
3.63%, 08/15/43	6,045,500	5,380,156
4.38%, 08/15/43	11,670,600	11,537,749
3.75%, 11/15/43	6,149,400	5,564,879
4.75%, 11/15/43	11,671,700	12,113,344
3.63%, 02/15/44	6,546,200	5,811,350
4.50%, 02/15/44	8,037,100	8,083,631
3.38%, 05/15/44	6,072,000	5,183,566
3.13%, 08/15/44	7,819,100	6,407,368
3.00%, 11/15/44	6,842,900	5,481,268
2.50%, 02/15/45	9,083,700	6,645,189
3.00%, 05/15/45	4,442,800	3,544,821
2.88%, 08/15/45	6,048,700	4,709,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/15/45	3,571,400	2,836,678
2.50%, 02/15/46	7,351,200	5,315,612
2.50%, 05/15/46	7,447,600	5,373,697
2.25%, 08/15/46	9,191,000	6,291,342
2.88%, 11/15/46	4,142,300	3,192,967
3.00%, 02/15/47	8,180,500	6,436,599
3.00%, 05/15/47	6,304,200	4,952,917
2.75%, 08/15/47	9,002,300	6,738,605
2.75%, 11/15/47	9,067,200	6,777,273
3.00%, 02/15/48	10,367,900	8,111,371
3.13%, 05/15/48	11,129,400	8,900,134
3.00%, 08/15/48	12,186,500	9,512,274
3.38%, 11/15/48	12,504,500	10,450,966
3.00%, 02/15/49	13,166,600	10,265,990
2.88%, 05/15/49	12,865,000	9,786,717
2.25%, 08/15/49	12,109,500	8,075,384
2.38%, 11/15/49	11,369,800	7,788,970
2.00%, 02/15/50	14,293,800	8,956,075
1.25%, 05/15/50	16,611,800	8,504,225
1.38%, 08/15/50	18,717,200	9,891,915
1.63%, 11/15/50	18,521,900	10,468,470
1.88%, 02/15/51	20,656,100	12,448,936
2.38%, 05/15/51	20,809,100	14,135,193
2.00%, 08/15/51	20,596,000	12,766,536
1.88%, 11/15/51	19,170,300	11,493,601
2.25%, 02/15/52	17,513,100	11,525,683
2.88%, 05/15/52	16,669,000	12,618,033
3.00%, 08/15/52	15,841,000	12,310,398
4.00%, 11/15/52	15,835,800	14,894,499
3.63%, 02/15/53	15,836,700	13,910,979
3.63%, 05/15/53	15,839,100	13,921,745
4.13%, 08/15/53	17,504,800	16,831,987
4.75%, 11/15/53	18,341,000	19,583,832
4.25%, 02/15/54	13,028,900	12,818,078
Total Treasuries (Cost $646,430,145)		631,754,626

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (a)	603	603
Total Short-Term Investments (Cost $603)		603
Total Investments in Securities (Cost $646,430,748)		631,755,229

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$631,754,626	$—	$631,754,626
Short-Term Investments[1]	603	—	—	603
Total	$603	$631,754,626	$—	$631,755,229

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.6% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.7%
Ally Financial, Inc.
5.80%, 05/01/25 (a)	250,000	249,768
2.20%, 11/02/28 (a)	150,000	128,713
6.99%, 06/13/29 (a)(b)	400,000	415,631
6.85%, 01/03/30 (a)(b)	270,000	278,088
8.00%, 11/01/31	800,000	891,221
American Express Co.
3.95%, 08/01/25 (a)	900,000	884,687
4.20%, 11/06/25 (a)	200,000	197,349
4.90%, 02/13/26 (a)	300,000	298,720
4.99%, 05/01/26 (a)(b)	250,000	248,515
3.13%, 05/20/26 (a)	75,000	72,144
6.34%, 10/30/26 (a)(b)	400,000	405,395
1.65%, 11/04/26 (a)	250,000	229,301
2.55%, 03/04/27 (a)	575,000	536,871
3.30%, 05/03/27 (a)	600,000	570,674
5.39%, 07/28/27 (a)(b)	400,000	401,546
5.85%, 11/05/27 (a)	500,000	514,939
5.10%, 02/16/28 (a)(b)	200,000	199,769
4.05%, 05/03/29 (a)	300,000	291,198
5.28%, 07/27/29 (a)(b)	400,000	402,389
6.49%, 10/30/31 (a)(b)	300,000	321,723
4.99%, 05/26/33 (a)(b)	250,000	244,179
4.42%, 08/03/33 (a)(b)	400,000	381,686
5.04%, 05/01/34 (a)(b)	300,000	296,834
5.63%, 07/28/34 (a)(b)	150,000	151,236
4.05%, 12/03/42	290,000	252,767
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	95,074
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	300,000	300,875
5.67%, 10/03/25	275,000	277,386
3.70%, 11/16/25	350,000	342,640
5.09%, 12/08/25	250,000	250,153
5.00%, 03/18/26	400,000	399,756
4.75%, 01/18/27	250,000	249,738
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	400,000	375,935
5.86%, 09/14/26 (a)(b)	200,000	200,406
6.14%, 09/14/28 (a)(b)	200,000	204,453
7.88%, 11/15/34 (a)(b)	200,000	219,187
6.03%, 03/13/35 (a)(b)	400,000	405,854
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
2.75%, 05/28/25	600,000	580,029
5.15%, 08/18/25	600,000	595,873
5.18%, 11/19/25	600,000	593,849
4.25%, 04/11/27	600,000	581,767
5.29%, 08/18/27	600,000	598,912
1.72%, 09/14/27 (a)(b)	400,000	365,078
3.80%, 02/23/28	600,000	568,311
4.18%, 03/24/28 (a)(b)	400,000	385,743
4.38%, 04/12/28	400,000	387,505
5.59%, 08/08/28	400,000	405,882
6.61%, 11/07/28	400,000	423,013
3.31%, 06/27/29	600,000	550,663
3.49%, 05/28/30	600,000	544,007
2.75%, 12/03/30	400,000	330,673
2.96%, 03/25/31	200,000	172,458
3.23%, 11/22/32 (a)(b)	400,000	332,492
6.92%, 08/08/33	400,000	418,576
6.94%, 11/07/33	200,000	220,730
Bank of America Corp.
3.95%, 04/21/25	700,000	688,537
3.88%, 08/01/25	650,000	639,845
4.45%, 03/03/26	550,000	542,218
3.38%, 04/02/26 (a)(b)	500,000	489,011
3.50%, 04/19/26	850,000	824,465
1.32%, 06/19/26 (a)(b)	700,000	665,457
4.83%, 07/22/26 (a)(b)	475,000	470,754
6.22%, 09/15/26	200,000	204,092
4.25%, 10/22/26	500,000	489,513
1.20%, 10/24/26 (a)(b)	700,000	655,412
5.08%, 01/20/27 (a)(b)	1,000,000	995,413
1.66%, 03/11/27 (a)(b)	900,000	838,641
3.56%, 04/23/27 (a)(b)	850,000	820,602
1.73%, 07/22/27 (a)(b)	1,700,000	1,568,055
5.93%, 09/15/27 (a)(b)	250,000	253,410
3.25%, 10/21/27 (a)	800,000	758,664
4.18%, 11/25/27 (a)	500,000	485,152
3.82%, 01/20/28 (a)(b)	740,000	713,038
2.55%, 02/04/28 (a)(b)	635,000	590,241
3.71%, 04/24/28 (a)(b)	500,000	478,623
4.38%, 04/27/28 (a)(b)	800,000	781,246
3.59%, 07/21/28 (a)(b)	650,000	618,254
4.95%, 07/22/28 (a)(b)	900,000	893,294
6.20%, 11/10/28 (a)(b)	600,000	620,849
3.42%, 12/20/28 (a)(b)	1,750,000	1,642,894
3.97%, 03/05/29 (a)(b)	800,000	765,006
5.20%, 04/25/29 (a)(b)	1,000,000	1,001,201
2.09%, 06/14/29 (a)(b)	875,000	773,543
4.27%, 07/23/29 (a)(b)	850,000	819,558
5.82%, 09/15/29 (a)(b)	750,000	769,198

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 02/07/30 (a)(b)	850,000	805,906
3.19%, 07/23/30 (a)(b)	800,000	726,964
2.88%, 10/22/30 (a)(b)	650,000	577,948
2.50%, 02/13/31 (a)(b)	1,000,000	861,531
2.59%, 04/29/31 (a)(b)	800,000	690,331
1.90%, 07/23/31 (a)(b)	800,000	656,950
1.92%, 10/24/31 (a)(b)	750,000	612,441
2.65%, 03/11/32 (a)(b)	700,000	591,223
2.69%, 04/22/32 (a)(b)	1,450,000	1,226,176
2.30%, 07/21/32 (a)(b)	1,050,000	859,895
2.57%, 10/20/32 (a)(b)	1,100,000	911,285
2.97%, 02/04/33 (a)(b)	1,000,000	849,536
4.57%, 04/27/33 (a)(b)	1,000,000	949,907
5.02%, 07/22/33 (a)(b)	1,300,000	1,280,236
5.29%, 04/25/34 (a)(b)	1,000,000	997,783
5.87%, 09/15/34 (a)(b)	1,000,000	1,038,281
5.47%, 01/23/35 (a)(b)	1,500,000	1,511,088
2.48%, 09/21/36 (a)(b)	425,000	339,855
6.11%, 01/29/37	525,000	558,053
3.85%, 03/08/37 (a)(b)	700,000	619,212
4.24%, 04/24/38 (a)(b)	500,000	449,919
7.75%, 05/14/38	500,000	607,394
4.08%, 04/23/40 (a)(b)	400,000	346,178
2.68%, 06/19/41 (a)(b)	1,600,000	1,138,321
5.88%, 02/07/42	450,000	481,162
3.31%, 04/22/42 (a)(b)	1,000,000	771,171
5.00%, 01/21/44	550,000	532,668
4.88%, 04/01/44	150,000	142,000
4.75%, 04/21/45	200,000	185,026
4.44%, 01/20/48 (a)(b)	700,000	615,505
3.95%, 01/23/49 (a)(b)	400,000	328,494
4.33%, 03/15/50 (a)(b)	600,000	516,291
4.08%, 03/20/51 (a)(b)	1,550,000	1,274,180
2.83%, 10/24/51 (a)(b)	350,000	229,153
3.48%, 03/13/52 (a)(b)	75,000	56,021
2.97%, 07/21/52 (a)(b)	600,000	404,552
Bank of America NA
5.65%, 08/18/25 (a)	500,000	503,099
5.53%, 08/18/26 (a)	300,000	303,118
6.00%, 10/15/36	350,000	371,979
Bank of Montreal
1.85%, 05/01/25	475,000	457,499
3.70%, 06/07/25	400,000	392,483
5.92%, 09/25/25	300,000	303,084
5.30%, 06/05/26	350,000	351,035
1.25%, 09/15/26	400,000	365,105
5.27%, 12/11/26	370,000	371,611
0.95%, 01/22/27 (a)(b)	250,000	231,901
2.65%, 03/08/27	300,000	281,295
4.70%, 09/14/27 (a)	300,000	297,533
5.20%, 02/01/28 (a)	350,000	352,810
3.80%, 12/15/32 (a)(b)	404,000	376,660
3.09%, 01/10/37 (a)(b)	350,000	286,890
7.70%, 05/26/84 (a)(b)	250,000	253,458
Bank of New York Mellon Corp.
1.60%, 04/24/25 (a)	350,000	336,890
3.95%, 11/18/25 (a)	135,000	132,339
0.75%, 01/28/26 (a)	150,000	138,743
2.80%, 05/04/26 (a)	250,000	239,056
4.41%, 07/24/26 (a)(b)	400,000	395,211
2.45%, 08/17/26 (a)	300,000	283,296
1.05%, 10/15/26 (a)	150,000	136,259
2.05%, 01/26/27 (a)	250,000	231,789
4.95%, 04/26/27 (a)(b)	400,000	398,354
3.25%, 05/16/27 (a)	325,000	310,173
3.40%, 01/29/28 (a)	400,000	380,327
3.44%, 02/07/28 (a)(b)	225,000	215,884
3.85%, 04/28/28	300,000	291,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.99%, 06/13/28 (a)(b)	250,000	242,725
1.65%, 07/14/28 (a)	100,000	88,319
5.80%, 10/25/28 (a)(b)	400,000	411,012
3.00%, 10/30/28 (a)	225,000	207,202
4.54%, 02/01/29 (a)(b)	250,000	246,263
3.85%, 04/26/29 (a)	225,000	215,907
3.30%, 08/23/29 (a)	250,000	231,253
6.32%, 10/25/29 (a)(b)	250,000	263,989
4.60%, 07/26/30 (a)(b)	150,000	147,457
1.80%, 07/28/31 (a)	300,000	242,530
4.29%, 06/13/33 (a)(b)	470,000	442,702
5.83%, 10/25/33 (a)(b)	500,000	522,313
4.97%, 04/26/34 (a)(b)	250,000	245,541
5.19%, 03/14/35 (a)(b)	300,000	298,649
Bank of Nova Scotia
3.45%, 04/11/25	500,000	490,001
1.30%, 06/11/25	350,000	333,774
5.45%, 06/12/25	500,000	500,423
4.50%, 12/16/25	400,000	393,598
4.75%, 02/02/26	300,000	297,904
1.05%, 03/02/26	300,000	277,585
1.35%, 06/24/26	250,000	230,485
2.70%, 08/03/26	400,000	378,748
5.35%, 12/07/26	300,000	301,574
1.95%, 02/02/27	250,000	230,279
2.95%, 03/11/27	250,000	236,053
5.25%, 06/12/28	200,000	201,863
4.85%, 02/01/30	200,000	198,667
2.15%, 08/01/31	210,000	172,644
2.45%, 02/02/32	300,000	248,630
5.65%, 02/01/34	250,000	257,458
4.59%, 05/04/37 (a)(b)	400,000	362,936
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	103,560
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	146,187
5.13%, 06/11/30 (a)	85,000	78,956
Barclays PLC
4.38%, 01/12/26	750,000	736,061
2.85%, 05/07/26 (a)(b)	550,000	533,185
5.20%, 05/12/26	600,000	594,094
5.30%, 08/09/26 (a)(b)	600,000	597,120
7.33%, 11/02/26 (a)(b)	525,000	537,811
5.83%, 05/09/27 (a)(b)	500,000	501,351
6.50%, 09/13/27 (a)(b)	400,000	408,220
2.28%, 11/24/27 (a)(b)	400,000	368,004
4.34%, 01/10/28 (a)	400,000	386,043
4.84%, 05/09/28 (a)	600,000	582,759
5.50%, 08/09/28 (a)(b)	500,000	498,734
7.39%, 11/02/28 (a)(b)	400,000	424,157
4.97%, 05/16/29 (a)(b)	500,000	490,011
6.49%, 09/13/29 (a)(b)	300,000	311,975
5.69%, 03/12/30 (a)(b)	600,000	603,242
5.09%, 06/20/30 (a)(b)	450,000	433,480
2.65%, 06/24/31 (a)(b)	400,000	338,263
2.67%, 03/10/32 (a)(b)	300,000	249,168
2.89%, 11/24/32 (a)(b)	550,000	457,019
5.75%, 08/09/33 (a)(b)	300,000	301,146
7.44%, 11/02/33 (a)(b)	500,000	556,140
6.22%, 05/09/34 (a)(b)	600,000	619,047
7.12%, 06/27/34 (a)(b)	400,000	425,957
6.69%, 09/13/34 (a)(b)	400,000	426,437
3.56%, 09/23/35 (a)(b)	300,000	257,851
3.81%, 03/10/42 (a)(b)	300,000	231,894
3.33%, 11/24/42 (a)(b)	400,000	293,302
5.25%, 08/17/45	400,000	383,683
4.95%, 01/10/47	450,000	411,437

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BPCE SA
3.38%, 12/02/26	250,000	240,397
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	400,000	391,519
3.95%, 08/04/25	450,000	442,110
0.95%, 10/23/25	200,000	187,806
1.25%, 06/22/26	100,000	92,090
5.93%, 10/02/26	300,000	305,783
3.45%, 04/07/27 (a)	300,000	287,130
5.00%, 04/28/28 (a)	400,000	398,705
5.99%, 10/03/28 (a)	250,000	259,632
3.60%, 04/07/32 (a)	400,000	362,267
6.09%, 10/03/33 (a)	250,000	263,338
Capital One Financial Corp.
4.20%, 10/29/25 (a)	475,000	464,520
4.99%, 07/24/26 (a)(b)	400,000	397,418
3.75%, 07/28/26 (a)	400,000	385,498
3.75%, 03/09/27 (a)	350,000	336,073
3.65%, 05/11/27 (a)	250,000	239,182
1.88%, 11/02/27 (a)(b)	400,000	365,983
3.80%, 01/31/28 (a)	550,000	523,690
4.93%, 05/10/28 (a)(b)	525,000	518,464
5.47%, 02/01/29 (a)(b)	250,000	249,662
6.31%, 06/08/29 (a)(b)	500,000	514,106
5.70%, 02/01/30 (a)(b)	250,000	252,194
3.27%, 03/01/30 (a)(b)	450,000	405,496
5.25%, 07/26/30 (a)(b)	100,000	98,532
7.62%, 10/30/31 (a)(b)	500,000	553,060
2.36%, 07/29/32 (a)(b)	300,000	231,089
2.62%, 11/02/32 (a)(b)	350,000	283,387
5.27%, 05/10/33 (a)(b)	300,000	295,250
5.82%, 02/01/34 (a)(b)	250,000	249,817
6.38%, 06/08/34 (a)(b)	500,000	519,300
6.05%, 02/01/35 (a)(b)	350,000	356,712
Citibank NA
5.86%, 09/29/25 (a)	500,000	504,705
5.49%, 12/04/26 (a)	600,000	606,562
5.80%, 09/29/28 (a)	750,000	776,777
Citigroup, Inc.
3.30%, 04/27/25	415,000	406,180
4.40%, 06/10/25	800,000	789,118
5.50%, 09/13/25	450,000	450,021
3.70%, 01/12/26	495,000	482,138
4.60%, 03/09/26	550,000	541,595
3.29%, 03/17/26 (a)(b)	100,000	97,743
3.11%, 04/08/26 (a)(b)	1,000,000	974,873
3.40%, 05/01/26	600,000	577,928
5.61%, 09/29/26 (a)(b)	700,000	701,160
3.20%, 10/21/26 (a)	850,000	809,909
4.30%, 11/20/26	350,000	341,658
1.12%, 01/28/27 (a)(b)	750,000	693,870
1.46%, 06/09/27 (a)(b)	800,000	734,630
4.45%, 09/29/27	1,050,000	1,021,752
3.89%, 01/10/28 (a)(b)	800,000	771,574
6.63%, 01/15/28	150,000	159,148
3.07%, 02/24/28 (a)(b)	500,000	470,428
4.66%, 05/24/28 (a)(b)	300,000	295,511
3.67%, 07/24/28 (a)(b)	700,000	665,783
4.13%, 07/25/28	650,000	623,410
3.52%, 10/27/28 (a)(b)	700,000	660,437
4.08%, 04/23/29 (a)(b)	600,000	574,655
5.17%, 02/13/30 (a)(b)	550,000	547,526
3.98%, 03/20/30 (a)(b)	750,000	707,085
2.98%, 11/05/30 (a)(b)	600,000	533,101
2.67%, 01/29/31 (a)(b)	600,000	520,475
4.41%, 03/31/31 (a)(b)	1,200,000	1,144,514
2.57%, 06/03/31 (a)(b)	1,050,000	897,876
2.56%, 05/01/32 (a)(b)	875,000	729,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 06/15/32	250,000	268,086
2.52%, 11/03/32 (a)(b)	475,000	389,880
3.06%, 01/25/33 (a)(b)	850,000	722,405
5.88%, 02/22/33	150,000	154,962
3.79%, 03/17/33 (a)(b)	700,000	625,470
4.91%, 05/24/33 (a)(b)	700,000	675,833
6.00%, 10/31/33	200,000	206,569
6.27%, 11/17/33 (a)(b)	450,000	475,349
6.17%, 05/25/34 (a)(b)	950,000	965,183
5.83%, 02/13/35 (a)(b)	700,000	692,884
6.13%, 08/25/36	200,000	207,615
3.88%, 01/24/39 (a)(b)	310,000	264,259
8.13%, 07/15/39	550,000	705,054
5.32%, 03/26/41 (a)(b)	375,000	371,959
5.88%, 01/30/42	250,000	264,817
2.90%, 11/03/42 (a)(b)	350,000	251,155
6.68%, 09/13/43	300,000	336,040
5.30%, 05/06/44	250,000	243,952
4.65%, 07/30/45	200,000	181,144
4.75%, 05/18/46	550,000	489,925
4.28%, 04/24/48 (a)(b)	350,000	299,399
4.65%, 07/23/48 (a)	750,000	679,274
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	240,575
3.75%, 02/18/26 (a)	100,000	96,700
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	146,606
2.85%, 07/27/26 (a)	205,000	192,688
5.84%, 01/23/30 (a)(b)	350,000	349,674
2.50%, 02/06/30 (a)	240,000	203,101
3.25%, 04/30/30 (a)	300,000	264,474
2.64%, 09/30/32 (a)	145,000	111,312
5.64%, 05/21/37 (a)(b)	150,000	140,436
Comerica Bank
4.00%, 07/27/25	275,000	267,510
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	137,668
5.98%, 01/30/30 (a)(b)	250,000	247,212
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	251,428
5.32%, 03/13/26	300,000	301,986
Cooperatieve Rabobank UA
3.38%, 05/21/25	500,000	490,530
5.50%, 07/18/25	250,000	250,934
4.38%, 08/04/25	500,000	491,430
3.75%, 07/21/26	600,000	576,798
5.50%, 10/05/26	250,000	252,913
5.04%, 03/05/27	250,000	250,816
5.25%, 05/24/41	350,000	359,041
5.75%, 12/01/43	345,000	351,608
5.25%, 08/04/45	300,000	294,815
Credit Suisse AG
2.95%, 04/09/25	300,000	292,047
1.25%, 08/07/26	350,000	319,040
5.00%, 07/09/27	450,000	446,157
7.50%, 02/15/28	750,000	808,750
Credit Suisse USA, Inc.
7.13%, 07/15/32	175,000	196,652
Deutsche Bank AG
4.50%, 04/01/25	500,000	491,879
4.16%, 05/13/25	150,000	147,805
4.10%, 01/13/26	300,000	293,469
1.69%, 03/19/26	300,000	280,838
6.12%, 07/14/26 (a)(b)	200,000	200,859
2.13%, 11/24/26 (a)(b)	600,000	566,159
7.15%, 07/13/27 (a)(b)	400,000	411,199
2.31%, 11/16/27 (a)(b)	510,000	466,143

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 01/07/28 (a)(b)	450,000	413,245
5.71%, 02/08/28 (a)(b)	200,000	199,835
6.72%, 01/18/29 (a)(b)	225,000	232,699
6.82%, 11/20/29 (a)(b)	300,000	313,851
5.88%, 07/08/31 (a)(b)	150,000	146,364
3.55%, 09/18/31 (a)(b)	650,000	572,554
3.73%, 01/14/32 (a)(b)	415,000	349,165
3.04%, 05/28/32 (a)(b)	350,000	295,045
4.88%, 12/01/32 (a)(b)	250,000	234,766
3.74%, 01/07/33 (a)(b)	400,000	330,213
7.08%, 02/10/34 (a)(b)	300,000	308,807
Discover Bank
4.65%, 09/13/28 (a)	400,000	387,446
2.70%, 02/06/30 (a)	350,000	301,306
Discover Financial Services
4.50%, 01/30/26 (a)	50,000	49,144
4.10%, 02/09/27 (a)	300,000	289,465
6.70%, 11/29/32 (a)	250,000	264,733
7.96%, 11/02/34 (a)(b)	325,000	368,702
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	276,726
1.71%, 11/01/27 (a)(b)	300,000	272,953
3.95%, 03/14/28 (a)	200,000	191,162
6.36%, 10/27/28 (a)(b)	200,000	204,821
6.34%, 07/27/29 (a)(b)	500,000	515,675
4.77%, 07/28/30 (a)(b)	100,000	96,389
4.34%, 04/25/33 (a)(b)	75,000	68,634
8.25%, 03/01/38	350,000	419,700
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	588,092
3.85%, 03/15/26 (a)	300,000	289,476
2.25%, 02/01/27 (a)	50,000	46,247
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	236,926
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	150,000	154,284
FNB Corp.
5.15%, 08/25/25 (a)	50,000	49,393
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	300,000	299,750
Goldman Sachs Capital I
6.35%, 02/15/34	300,000	312,177
Goldman Sachs Group, Inc.
3.50%, 04/01/25 (a)	975,000	956,760
3.75%, 05/22/25 (a)	650,000	637,926
4.25%, 10/21/25	700,000	687,634
3.75%, 02/25/26 (a)	475,000	463,862
5.80%, 08/10/26 (a)(b)	750,000	752,670
3.50%, 11/16/26 (a)	900,000	862,710
1.09%, 12/09/26 (a)(b)	625,000	580,398
5.95%, 01/15/27	290,000	296,194
3.85%, 01/26/27 (a)	845,000	819,346
1.43%, 03/09/27 (a)(b)	900,000	833,627
1.54%, 09/10/27 (a)(b)	800,000	730,966
1.95%, 10/21/27 (a)(b)	1,200,000	1,103,651
2.64%, 02/24/28 (a)(b)	850,000	791,710
3.62%, 03/15/28 (a)(b)	685,000	655,255
3.69%, 06/05/28 (a)(b)	750,000	717,915
4.48%, 08/23/28 (a)(b)	500,000	489,274
3.81%, 04/23/29 (a)(b)	775,000	735,122
4.22%, 05/01/29 (a)(b)	1,050,000	1,011,009
6.48%, 10/24/29 (a)(b)	750,000	789,925
2.60%, 02/07/30 (a)	600,000	525,757
3.80%, 03/15/30 (a)	700,000	655,892
1.99%, 01/27/32 (a)(b)	750,000	607,546
2.62%, 04/22/32 (a)(b)	800,000	671,896
2.38%, 07/21/32 (a)(b)	1,300,000	1,066,292
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 10/21/32 (a)(b)	1,000,000	832,494
6.13%, 02/15/33	200,000	215,873
3.10%, 02/24/33 (a)(b)	1,000,000	855,637
6.56%, 10/24/34 (a)(b)(c)	200,000	218,261
6.45%, 05/01/36	195,000	208,388
6.75%, 10/01/37	1,500,000	1,639,579
4.02%, 10/31/38 (a)(b)	950,000	817,139
4.41%, 04/23/39 (a)(b)	585,000	523,669
6.25%, 02/01/41	650,000	707,616
3.21%, 04/22/42 (a)(b)	675,000	507,575
2.91%, 07/21/42 (a)(b)	450,000	323,418
3.44%, 02/24/43 (a)(b)	600,000	464,990
4.80%, 07/08/44 (a)	510,000	471,192
5.15%, 05/22/45	600,000	580,626
4.75%, 10/21/45 (a)	500,000	461,135
HSBC Bank USA NA
5.63%, 08/15/35	250,000	246,675
7.00%, 01/15/39	280,000	324,725
HSBC Holdings PLC
4.25%, 08/18/25	550,000	539,280
4.30%, 03/08/26	600,000	589,089
1.65%, 04/18/26 (a)(b)	550,000	526,984
3.90%, 05/25/26	700,000	681,494
2.10%, 06/04/26 (a)(b)	650,000	623,416
4.29%, 09/12/26 (a)(b)	750,000	736,269
7.34%, 11/03/26 (a)(b)	400,000	411,786
4.38%, 11/23/26	400,000	391,067
1.59%, 05/24/27 (a)(b)	650,000	598,203
5.89%, 08/14/27 (a)(b)	500,000	504,349
2.25%, 11/22/27 (a)(b)	750,000	691,552
4.04%, 03/13/28 (a)(b)	800,000	771,178
4.76%, 06/09/28 (a)(b)	700,000	686,487
5.21%, 08/11/28 (a)(b)	700,000	698,306
2.01%, 09/22/28 (a)(b)	650,000	581,250
7.39%, 11/03/28 (a)(b)	600,000	638,513
6.16%, 03/09/29 (a)(b)	600,000	616,418
4.58%, 06/19/29 (a)(b)	850,000	824,635
2.21%, 08/17/29 (a)(b)	650,000	569,925
5.55%, 03/04/30 (a)(b)	450,000	452,863
4.95%, 03/31/30	800,000	794,428
3.97%, 05/22/30 (a)(b)	850,000	794,265
2.85%, 06/04/31 (a)(b)	250,000	215,820
2.36%, 08/18/31 (a)(b)	500,000	416,802
2.80%, 05/24/32 (a)(b)	900,000	754,821
2.87%, 11/22/32 (a)(b)	500,000	417,939
4.76%, 03/29/33 (a)(b)	685,000	636,824
5.40%, 08/11/33 (a)(b)	600,000	598,455
8.11%, 11/03/33 (a)(b)	400,000	458,018
6.25%, 03/09/34 (a)(b)	600,000	632,665
6.55%, 06/20/34 (a)(b)	500,000	517,797
7.40%, 11/13/34 (a)(b)	200,000	218,672
5.72%, 03/04/35 (a)(b)	350,000	354,308
6.50%, 05/02/36	600,000	637,367
6.50%, 09/15/37	750,000	792,196
6.80%, 06/01/38	400,000	435,433
6.10%, 01/14/42	375,000	406,378
6.33%, 03/09/44 (a)(b)	700,000	751,596
5.25%, 03/14/44	500,000	474,471
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	150,000	147,346
4.44%, 08/04/28 (a)(b)	450,000	434,653
2.55%, 02/04/30 (a)	325,000	276,307
5.71%, 02/02/35 (a)(b)	250,000	249,599
2.49%, 08/15/36 (a)(b)	350,000	267,888
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	242,497
5.65%, 01/10/30 (a)	250,000	251,690

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	545,000	526,317
1.73%, 04/01/27 (a)(b)	300,000	278,551
6.08%, 09/11/27 (a)(b)	300,000	303,931
4.02%, 03/28/28 (a)(b)	400,000	385,563
4.55%, 10/02/28	250,000	245,093
4.05%, 04/09/29	255,000	242,374
5.34%, 03/19/30 (a)(b)	400,000	399,076
2.73%, 04/01/32 (a)(b)	250,000	212,215
4.25%, 03/28/33 (a)(b)	400,000	370,768
6.11%, 09/11/34 (a)(b)	250,000	259,733
5.55%, 03/19/35 (a)(b)	400,000	397,327
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	750,000	737,959
7.75%, 07/15/25	150,000	155,075
2.01%, 03/13/26 (a)(b)	500,000	483,329
3.30%, 04/01/26 (a)	825,000	798,933
2.08%, 04/22/26 (a)(b)	1,150,000	1,108,497
4.08%, 04/26/26 (a)(b)	500,000	492,344
3.20%, 06/15/26 (a)	349,000	335,822
2.95%, 10/01/26 (a)	925,000	882,078
7.63%, 10/15/26	200,000	212,186
1.05%, 11/19/26 (a)(b)	850,000	792,863
4.13%, 12/15/26	600,000	585,141
3.96%, 01/29/27 (a)(b)	650,000	634,858
1.04%, 02/04/27 (a)(b)	650,000	601,419
1.58%, 04/22/27 (a)(b)	1,200,000	1,112,881
8.00%, 04/29/27	150,000	163,282
1.47%, 09/22/27 (a)(b)	950,000	866,784
4.25%, 10/01/27	443,000	433,177
6.07%, 10/22/27 (a)(b)	500,000	510,211
3.63%, 12/01/27 (a)	350,000	333,446
5.04%, 01/23/28 (a)(b)	1,000,000	996,703
3.78%, 02/01/28 (a)(b)	800,000	770,692
2.95%, 02/24/28 (a)(b)	500,000	470,034
4.32%, 04/26/28 (a)(b)	500,000	488,660
3.54%, 05/01/28 (a)(b)	900,000	860,100
2.18%, 06/01/28 (a)(b)	500,000	457,630
4.85%, 07/25/28 (a)(b)	1,000,000	992,087
3.51%, 01/23/29 (a)(b)	750,000	709,829
4.01%, 04/23/29 (a)(b)	750,000	718,869
2.07%, 06/01/29 (a)(b)	600,000	532,598
4.20%, 07/23/29 (a)(b)	925,000	892,831
6.09%, 10/23/29 (a)(b)	500,000	519,890
4.45%, 12/05/29 (a)(b)	950,000	926,792
5.01%, 01/23/30 (a)(b)	650,000	647,496
3.70%, 05/06/30 (a)(b)	695,000	651,770
4.57%, 06/14/30 (a)(b)	500,000	487,801
8.75%, 09/01/30	150,000	179,187
2.74%, 10/15/30 (a)(b)	1,000,000	885,927
4.49%, 03/24/31 (a)(b)	875,000	846,345
2.52%, 04/22/31 (a)(b)	900,000	779,004
2.96%, 05/13/31 (a)(b)	950,000	832,082
1.76%, 11/19/31 (a)(b)	450,000	365,355
1.95%, 02/04/32 (a)(b)	900,000	733,615
2.58%, 04/22/32 (a)(b)	1,100,000	929,491
2.55%, 11/08/32 (a)(b)	750,000	624,502
2.96%, 01/25/33 (a)(b)	800,000	683,578
4.59%, 04/26/33 (a)(b)	500,000	479,130
4.91%, 07/25/33 (a)(b)	1,000,000	979,178
5.72%, 09/14/33 (a)(b)	700,000	714,143
5.35%, 06/01/34 (a)(b)	1,300,000	1,305,740
6.25%, 10/23/34 (a)(b)	900,000	961,721
5.34%, 01/23/35 (a)(b)	500,000	501,936
6.40%, 05/15/38	700,000	787,730
3.88%, 07/24/38 (a)(b)	750,000	648,136
5.50%, 10/15/40	350,000	358,889
3.11%, 04/22/41 (a)(b)	450,000	343,285
5.60%, 07/15/41	525,000	549,977
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.53%, 11/19/41 (a)(b)	500,000	349,346
5.40%, 01/06/42	350,000	357,144
3.16%, 04/22/42 (a)(b)	600,000	456,627
5.63%, 08/16/43	450,000	468,518
4.85%, 02/01/44	300,000	286,890
4.95%, 06/01/45	400,000	380,513
4.26%, 02/22/48 (a)(b)	575,000	495,895
4.03%, 07/24/48 (a)(b)	400,000	332,029
3.96%, 11/15/48 (a)(b)	1,000,000	819,320
3.90%, 01/23/49 (a)(b)	350,000	285,268
3.11%, 04/22/51 (a)(b)	650,000	454,320
3.33%, 04/22/52 (a)(b)	1,100,000	798,801
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	270,000	270,780
KeyBank NA
3.30%, 06/01/25	250,000	242,161
4.15%, 08/08/25	250,000	243,138
3.40%, 05/20/26	250,000	235,511
5.85%, 11/15/27 (a)	385,000	381,783
4.39%, 12/14/27	250,000	236,119
3.90%, 04/13/29	250,000	224,551
4.90%, 08/08/32	250,000	224,572
5.00%, 01/26/33 (a)	450,000	417,304
KeyCorp
4.15%, 10/29/25	125,000	121,821
2.25%, 04/06/27	135,000	121,613
4.10%, 04/30/28	250,000	235,155
2.55%, 10/01/29	140,000	118,506
4.79%, 06/01/33 (a)(b)	150,000	137,476
Lloyds Banking Group PLC
4.45%, 05/08/25	200,000	197,561
4.58%, 12/10/25	400,000	392,395
4.65%, 03/24/26	450,000	441,594
4.72%, 08/11/26 (a)(b)	400,000	395,239
3.75%, 01/11/27	400,000	384,936
1.63%, 05/11/27 (a)(b)	300,000	276,378
5.99%, 08/07/27 (a)(b)	400,000	403,833
5.46%, 01/05/28 (a)(b)	500,000	500,212
3.75%, 03/18/28 (a)(b)	400,000	383,193
4.38%, 03/22/28	400,000	388,488
4.55%, 08/16/28	300,000	292,555
3.57%, 11/07/28 (a)(b)	500,000	469,014
5.87%, 03/06/29 (a)(b)	200,000	203,441
4.98%, 08/11/33 (a)(b)	550,000	530,119
7.95%, 11/15/33 (a)(b)	200,000	225,602
5.68%, 01/05/35 (a)(b)	500,000	503,381
5.30%, 12/01/45	275,000	259,442
3.37%, 12/14/46 (a)(b)	345,000	241,259
4.34%, 01/09/48	450,000	358,481
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	10,000	9,552
7.41%, 10/30/29 (a)(b)	200,000	211,037
6.08%, 03/13/32 (a)(b)	250,000	249,741
5.05%, 01/27/34 (a)(b)	350,000	325,588
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	350,000	342,476
3.40%, 08/17/27	300,000	277,955
4.70%, 01/27/28 (a)	350,000	337,495
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	600,000	570,677
3.85%, 03/01/26	750,000	732,701
2.76%, 09/13/26	200,000	189,153
3.68%, 02/22/27	400,000	386,995
1.54%, 07/20/27 (a)(b)	750,000	690,885
3.29%, 07/25/27	350,000	332,240
1.64%, 10/13/27 (a)(b)	300,000	274,619
2.34%, 01/19/28 (a)(b)	500,000	463,683

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.96%, 03/02/28	350,000	338,738
5.02%, 07/20/28 (a)(b)	400,000	398,782
5.35%, 09/13/28 (a)(b)	500,000	502,896
5.42%, 02/22/29 (a)(b)	250,000	252,689
3.74%, 03/07/29	550,000	523,440
3.20%, 07/18/29	500,000	458,220
2.56%, 02/25/30	400,000	349,211
2.05%, 07/17/30	550,000	461,432
5.48%, 02/22/31 (a)(b)	200,000	203,466
2.31%, 07/20/32 (a)(b)	700,000	583,011
2.49%, 10/13/32 (a)(b)	390,000	326,233
2.85%, 01/19/33 (a)(b)	450,000	383,661
4.32%, 04/19/33 (a)(b)	200,000	189,349
5.13%, 07/20/33 (a)(b)	400,000	400,561
5.44%, 02/22/34 (a)(b)	250,000	255,376
5.41%, 04/19/34 (a)(b)	25,000	25,516
4.29%, 07/26/38	150,000	138,736
4.15%, 03/07/39	200,000	181,812
3.75%, 07/18/39	400,000	344,582
Mizuho Financial Group, Inc.
2.65%, 05/22/26 (a)(b)(c)	250,000	242,302
2.23%, 05/25/26 (a)(b)	200,000	192,798
2.84%, 09/13/26	350,000	331,219
3.66%, 02/28/27	300,000	288,398
1.23%, 05/22/27 (a)(b)	250,000	229,549
1.55%, 07/09/27 (a)(b)	250,000	229,913
3.17%, 09/11/27	500,000	469,250
4.02%, 03/05/28	300,000	289,924
5.67%, 05/27/29 (a)(b)	200,000	203,615
5.78%, 07/06/29 (a)(b)	500,000	511,240
4.25%, 09/11/29 (a)(b)	300,000	289,134
5.38%, 05/26/30 (a)(b)	200,000	201,044
3.15%, 07/16/30 (a)(b)	250,000	226,634
2.87%, 09/13/30 (a)(b)	200,000	177,821
2.59%, 05/25/31 (a)(b)	200,000	171,961
2.20%, 07/10/31 (a)(b)	400,000	334,792
1.98%, 09/08/31 (a)(b)	400,000	328,598
2.56%, 09/13/31	235,000	192,474
2.26%, 07/09/32 (a)(b)	250,000	204,702
5.67%, 09/13/33 (a)(b)	200,000	205,010
5.75%, 05/27/34 (a)(b)	400,000	412,444
5.75%, 07/06/34 (a)(b)	300,000	309,648
5.58%, 05/26/35 (a)(b)	200,000	202,219
Morgan Stanley
4.00%, 07/23/25	900,000	885,254
5.00%, 11/24/25	550,000	546,957
3.88%, 01/27/26	850,000	830,628
2.19%, 04/28/26 (a)(b)	750,000	723,690
4.68%, 07/17/26 (a)(b)	625,000	618,272
3.13%, 07/27/26	950,000	908,811
6.25%, 08/09/26	200,000	204,851
4.35%, 09/08/26	675,000	660,710
6.14%, 10/16/26 (a)(b)	300,000	303,488
0.99%, 12/10/26 (a)(b)	700,000	648,830
3.63%, 01/20/27	900,000	869,528
5.05%, 01/28/27 (a)(b)	400,000	398,644
3.95%, 04/23/27	700,000	676,045
1.59%, 05/04/27 (a)(b)	1,050,000	971,268
1.51%, 07/20/27 (a)(b)	750,000	688,483
2.48%, 01/21/28 (a)(b)	750,000	697,702
4.21%, 04/20/28 (a)(b)	825,000	801,960
3.59%, 07/22/28 (a)(b)	950,000	903,343
6.30%, 10/18/28 (a)(b)	500,000	517,533
3.77%, 01/24/29 (a)(b)	850,000	809,473
5.12%, 02/01/29 (a)(b)	650,000	648,740
5.16%, 04/20/29 (a)(b)	800,000	799,724
5.45%, 07/20/29 (a)(b)	500,000	504,749
6.41%, 11/01/29 (a)(b)	550,000	576,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.17%, 01/16/30 (a)(b)	500,000	500,680
4.43%, 01/23/30 (a)(b)	950,000	920,343
2.70%, 01/22/31 (a)(b)	1,000,000	874,193
3.62%, 04/01/31 (a)(b)	850,000	780,080
1.79%, 02/13/32 (a)(b)	850,000	680,752
7.25%, 04/01/32	300,000	342,895
1.93%, 04/28/32 (a)(b)	725,000	582,022
2.24%, 07/21/32 (a)(b)	1,000,000	816,410
2.51%, 10/20/32 (a)(b)	750,000	620,423
2.94%, 01/21/33 (a)(b)	750,000	637,821
4.89%, 07/20/33 (a)(b)	600,000	582,851
6.34%, 10/18/33 (a)(b)	800,000	857,458
5.25%, 04/21/34 (a)(b)	950,000	942,569
5.42%, 07/21/34 (a)(b)	800,000	803,287
6.63%, 11/01/34 (a)(b)	600,000	656,686
5.47%, 01/18/35 (a)(b)	500,000	504,619
2.48%, 09/16/36 (a)(b)	950,000	751,054
5.30%, 04/20/37 (a)(b)	600,000	576,768
5.95%, 01/19/38 (a)(b)	410,000	411,038
3.97%, 07/22/38 (a)(b)	525,000	450,127
5.94%, 02/07/39 (a)(b)	450,000	447,887
4.46%, 04/22/39 (a)(b)	400,000	363,557
3.22%, 04/22/42 (a)(b)	700,000	536,218
6.38%, 07/24/42	600,000	678,024
4.30%, 01/27/45	575,000	505,391
4.38%, 01/22/47	600,000	526,508
5.60%, 03/24/51 (a)(b)	500,000	524,336
2.80%, 01/25/52 (a)(b)	650,000	426,907
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	350,000	351,377
4.75%, 04/21/26 (a)	450,000	447,208
5.88%, 10/30/26 (a)	250,000	254,862
4.95%, 01/14/28 (a)(b)	300,000	298,727
National Australia Bank Ltd.
3.50%, 06/09/25	250,000	245,297
4.75%, 12/10/25	250,000	249,107
3.38%, 01/14/26	490,000	476,030
2.50%, 07/12/26	450,000	426,185
3.91%, 06/09/27	500,000	486,023
4.90%, 06/13/28	500,000	501,432
4.79%, 01/10/29	250,000	249,810
National Bank of Canada
5.60%, 12/18/28	300,000	305,168
NatWest Group PLC
4.80%, 04/05/26	600,000	593,276
7.47%, 11/10/26 (a)(b)	200,000	205,533
5.85%, 03/02/27 (a)(b)	300,000	301,452
1.64%, 06/14/27 (a)(b)	600,000	551,934
5.58%, 03/01/28 (a)(b)	200,000	201,096
3.07%, 05/22/28 (a)(b)	300,000	280,120
5.52%, 09/30/28 (a)(b)	350,000	350,390
4.89%, 05/18/29 (a)(b)	500,000	489,772
5.08%, 01/27/30 (a)(b)	825,000	811,242
4.45%, 05/08/30 (a)(b)	300,000	286,347
6.02%, 03/02/34 (a)(b)	300,000	309,627
6.48%, 06/01/34 (a)(b)	250,000	254,410
5.78%, 03/01/35 (a)(b)	400,000	405,692
3.03%, 11/28/35 (a)(b)	250,000	209,453
Northern Trust Corp.
3.95%, 10/30/25	250,000	244,973
4.00%, 05/10/27 (a)	150,000	146,207
3.65%, 08/03/28 (a)	300,000	288,579
3.15%, 05/03/29 (a)	150,000	139,786
1.95%, 05/01/30 (a)	325,000	276,612
3.38%, 05/08/32 (a)(b)	350,000	326,432

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Bank NA
3.88%, 04/10/25 (a)	250,000	245,811
3.25%, 06/01/25 (a)	250,000	243,751
3.10%, 10/25/27 (a)	300,000	280,166
3.25%, 01/22/28 (a)	250,000	233,914
4.05%, 07/26/28	550,000	524,018
2.70%, 10/22/29	300,000	261,017
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	300,000	301,088
2.60%, 07/23/26 (a)	300,000	283,543
1.15%, 08/13/26 (a)	200,000	182,416
4.76%, 01/26/27 (a)(b)	400,000	396,443
3.15%, 05/19/27 (a)	200,000	189,511
6.62%, 10/20/27 (a)(b)	300,000	308,914
5.30%, 01/21/28 (a)(b)	250,000	250,293
5.35%, 12/02/28 (a)(b)	250,000	251,216
3.45%, 04/23/29 (a)	400,000	373,558
5.58%, 06/12/29 (a)(b)	550,000	556,942
2.55%, 01/22/30 (a)	600,000	523,932
2.31%, 04/23/32 (a)(b)	300,000	247,108
6.04%, 10/28/33 (a)(b)	450,000	465,631
5.07%, 01/24/34 (a)(b)	400,000	387,467
5.94%, 08/18/34 (a)(b)	250,000	256,747
6.88%, 10/20/34 (a)(b)	750,000	821,643
5.68%, 01/22/35 (a)(b)	400,000	404,036
Regions Bank
6.45%, 06/26/37	250,000	257,793
Regions Financial Corp.
2.25%, 05/18/25 (a)	175,000	168,510
1.80%, 08/12/28 (a)	205,000	176,908
Royal Bank of Canada
3.38%, 04/14/25	400,000	392,103
4.95%, 04/25/25	450,000	448,434
1.15%, 06/10/25	600,000	572,304
4.88%, 01/12/26	400,000	398,738
0.88%, 01/20/26	350,000	325,521
4.65%, 01/27/26	450,000	445,076
1.20%, 04/27/26	490,000	452,873
1.15%, 07/14/26	300,000	274,903
5.20%, 07/20/26	300,000	300,983
1.40%, 11/02/26	400,000	365,601
3.63%, 05/04/27	400,000	384,935
4.24%, 08/03/27	550,000	537,514
6.00%, 11/01/27	500,000	517,124
4.95%, 02/01/29	250,000	250,226
2.30%, 11/03/31	300,000	249,595
3.88%, 05/04/32	350,000	323,495
5.00%, 02/01/33	500,000	498,298
5.00%, 05/02/33	300,000	298,854
5.15%, 02/01/34	300,000	300,323
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	250,000	243,023
4.50%, 07/17/25 (a)	400,000	393,227
5.81%, 09/09/26 (a)(b)	200,000	200,173
3.24%, 10/05/26 (a)(d)	300,000	283,477
4.40%, 07/13/27 (a)	300,000	291,242
2.49%, 01/06/28 (a)(b)	335,000	304,617
6.50%, 03/09/29 (a)(b)	250,000	255,978
6.57%, 06/12/29 (a)(b)	55,000	56,792
6.17%, 01/09/30 (a)(b)	250,000	252,524
7.66%, 11/09/31 (a)(b)	200,000	217,843
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	376,916
6.83%, 11/21/26 (a)(b)	400,000	406,719
1.67%, 06/14/27 (a)(b)	400,000	366,115
2.47%, 01/11/28 (a)(b)	300,000	275,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.82%, 11/03/28 (a)(b)	425,000	399,900
2.90%, 03/15/32 (a)(b)	200,000	170,409
State Street Corp.
3.55%, 08/18/25	400,000	392,011
5.10%, 05/18/26 (a)(b)	300,000	299,058
2.65%, 05/19/26	250,000	238,432
5.27%, 08/03/26 (a)	150,000	150,815
1.68%, 11/18/27 (a)(b)(c)	300,000	275,788
2.20%, 02/07/28 (a)(b)	75,000	69,536
5.82%, 11/04/28 (a)(b)	185,000	190,443
5.68%, 11/21/29 (a)(b)	300,000	308,084
4.14%, 12/03/29 (a)(b)	345,000	333,102
2.40%, 01/24/30	250,000	220,486
2.20%, 03/03/31	200,000	167,536
3.15%, 03/30/31 (a)(b)	200,000	179,844
2.62%, 02/07/33 (a)(b)	300,000	252,404
4.42%, 05/13/33 (a)(b)	200,000	191,213
4.16%, 08/04/33 (a)(b)	250,000	232,460
4.82%, 01/26/34 (a)(b)	200,000	194,696
3.03%, 11/01/34 (a)(b)	300,000	266,907
6.12%, 11/21/34 (a)(b)	250,000	261,188
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	244,882
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	550,000	523,783
5.46%, 01/13/26	550,000	552,220
3.78%, 03/09/26	550,000	536,138
5.88%, 07/13/26	250,000	253,839
2.63%, 07/14/26	700,000	663,132
1.40%, 09/17/26	600,000	548,708
3.01%, 10/19/26	400,000	379,703
3.45%, 01/11/27	300,000	287,733
2.17%, 01/14/27	300,000	277,912
3.36%, 07/12/27	600,000	570,659
5.52%, 01/13/28	500,000	510,106
3.54%, 01/17/28	400,000	380,944
5.80%, 07/13/28	300,000	309,178
3.94%, 07/19/28	150,000	144,199
5.72%, 09/14/28	200,000	205,720
1.90%, 09/17/28	700,000	613,688
4.31%, 10/16/28	250,000	246,430
3.04%, 07/16/29	750,000	680,365
3.20%, 09/17/29	50,000	45,436
2.72%, 09/27/29	200,000	177,529
5.71%, 01/13/30	400,000	413,069
2.75%, 01/15/30	450,000	398,830
2.13%, 07/08/30	450,000	377,182
2.14%, 09/23/30	375,000	311,045
2.22%, 09/17/31	350,000	286,805
5.77%, 01/13/33	600,000	625,022
5.81%, 09/14/33	520,000	545,946
2.93%, 09/17/41	250,000	189,236
3.05%, 01/14/42	50,000	38,325
6.18%, 07/13/43	300,000	332,920
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	247,799
Synchrony Financial
4.88%, 06/13/25 (a)	185,000	182,306
4.50%, 07/23/25 (a)	300,000	294,018
3.70%, 08/04/26 (a)	200,000	190,140
3.95%, 12/01/27 (a)	400,000	374,479
5.15%, 03/19/29 (a)	250,000	240,392
2.88%, 10/28/31 (a)	195,000	155,984
Synovus Bank
5.63%, 02/15/28 (a)	250,000	242,990
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	49,661

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toronto-Dominion Bank
3.77%, 06/06/25	475,000	466,714
1.15%, 06/12/25	300,000	285,767
0.75%, 09/11/25	275,000	258,370
0.75%, 01/06/26	375,000	348,081
5.10%, 01/09/26	200,000	200,296
1.20%, 06/03/26	300,000	276,142
5.53%, 07/17/26	500,000	504,571
1.25%, 09/10/26	500,000	456,310
1.95%, 01/12/27	250,000	231,163
2.80%, 03/10/27	350,000	329,588
4.11%, 06/08/27	400,000	389,561
4.69%, 09/15/27	650,000	644,075
5.16%, 01/10/28	400,000	402,806
5.52%, 07/17/28	300,000	306,504
2.00%, 09/10/31	300,000	245,233
3.63%, 09/15/31 (a)(b)	425,000	406,963
3.20%, 03/10/32	450,000	395,800
4.46%, 06/08/32	600,000	574,218
Truist Bank
3.63%, 09/16/25 (a)	250,000	243,407
4.05%, 11/03/25 (a)	150,000	147,437
3.30%, 05/15/26 (a)	250,000	239,828
3.80%, 10/30/26 (a)	260,000	249,811
2.25%, 03/11/30 (a)	500,000	416,516
Truist Financial Corp.
4.00%, 05/01/25 (a)	300,000	295,262
3.70%, 06/05/25 (a)	230,000	225,560
1.20%, 08/05/25 (a)	250,000	236,354
4.26%, 07/28/26 (a)(b)	400,000	393,630
1.27%, 03/02/27 (a)(b)	450,000	415,975
6.05%, 06/08/27 (a)(b)	600,000	608,370
1.13%, 08/03/27 (a)	300,000	263,408
4.12%, 06/06/28 (a)(b)	300,000	289,983
4.87%, 01/26/29 (a)(b)	400,000	393,536
3.88%, 03/19/29 (a)	200,000	186,113
1.89%, 06/07/29 (a)(b)	375,000	326,169
7.16%, 10/30/29 (a)(b)	250,000	266,744
5.44%, 01/24/30 (a)(b)	200,000	199,690
1.95%, 06/05/30 (a)	400,000	331,033
4.92%, 07/28/33 (a)(b)	450,000	419,345
6.12%, 10/28/33 (a)(b)	200,000	206,705
5.12%, 01/26/34 (a)(b)	400,000	384,996
5.87%, 06/08/34 (a)(b)	500,000	506,261
5.71%, 01/24/35 (a)(b)	500,000	502,553
U.S. Bancorp
1.45%, 05/12/25 (a)	500,000	479,544
3.95%, 11/17/25 (a)	345,000	338,108
3.10%, 04/27/26 (a)	100,000	95,944
2.38%, 07/22/26 (a)	400,000	377,093
5.73%, 10/21/26 (a)(b)	400,000	402,225
3.15%, 04/27/27 (a)	400,000	379,665
2.22%, 01/27/28 (a)(b)	460,000	424,506
3.90%, 04/26/28 (a)	350,000	337,140
4.55%, 07/22/28 (a)(b)	600,000	588,355
4.65%, 02/01/29 (a)(b)	200,000	196,014
5.78%, 06/12/29 (a)(b)	500,000	509,001
3.00%, 07/30/29 (a)	25,000	22,345
5.38%, 01/23/30 (a)(b)	400,000	401,961
1.38%, 07/22/30 (a)	550,000	442,231
2.68%, 01/27/33 (a)(b)	250,000	206,937
4.97%, 07/22/33 (a)(b)	475,000	449,655
5.85%, 10/21/33 (a)(b)	730,000	745,819
4.84%, 02/01/34 (a)(b)	500,000	474,915
5.84%, 06/12/34 (a)(b)	500,000	510,034
5.68%, 01/23/35 (a)(b)	400,000	404,126
2.49%, 11/03/36 (a)(b)	500,000	393,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS AG
5.80%, 09/11/25	300,000	302,212
1.25%, 06/01/26	250,000	230,367
5.65%, 09/11/28	400,000	409,683
4.50%, 06/26/48	300,000	272,368
UBS Group AG
4.55%, 04/17/26	625,000	615,136
4.88%, 05/15/45	500,000	466,156
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	104,638
5.50%, 08/01/35	200,000	201,602
Webster Financial Corp.
4.10%, 03/25/29 (a)	125,000	114,736
Wells Fargo & Co.
3.55%, 09/29/25	750,000	731,411
6.00%, 10/28/25 (a)	100,000	99,735
3.00%, 04/22/26	900,000	861,002
3.91%, 04/25/26 (a)(b)	800,000	785,142
2.19%, 04/30/26 (a)(b)	850,000	818,811
4.10%, 06/03/26	650,000	632,850
4.54%, 08/15/26 (a)(b)	550,000	543,148
3.00%, 10/23/26	1,000,000	946,892
3.20%, 06/17/27 (a)(b)	750,000	716,222
4.30%, 07/22/27	700,000	682,158
3.53%, 03/24/28 (a)(b)	1,075,000	1,023,355
3.58%, 05/22/28 (a)(b)	900,000	855,970
2.39%, 06/02/28 (a)(b)	900,000	824,343
4.81%, 07/25/28 (a)(b)	900,000	887,084
4.15%, 01/24/29 (a)	750,000	723,119
5.57%, 07/25/29 (a)(b)	1,225,000	1,239,174
6.30%, 10/23/29 (a)(b)	750,000	781,535
7.95%, 11/15/29	100,000	111,983
5.20%, 01/23/30 (a)(b)	750,000	748,869
2.88%, 10/30/30 (a)(b)	1,025,000	906,528
2.57%, 02/11/31 (a)(b)	850,000	733,066
4.48%, 04/04/31 (a)(b)	700,000	671,146
3.35%, 03/02/33 (a)(b)	1,150,000	997,317
4.90%, 07/25/33 (a)(b)	1,200,000	1,156,680
5.39%, 04/24/34 (a)(b)	1,000,000	993,886
5.56%, 07/25/34 (a)(b)	1,150,000	1,155,862
6.49%, 10/23/34 (a)(b)	950,000	1,019,785
5.50%, 01/23/35 (a)(b)	750,000	751,644
5.38%, 02/07/35	125,000	128,553
3.07%, 04/30/41 (a)(b)	1,000,000	749,456
5.38%, 11/02/43	550,000	532,611
5.61%, 01/15/44	750,000	739,964
4.65%, 11/04/44	550,000	480,752
3.90%, 05/01/45	500,000	408,495
4.90%, 11/17/45	600,000	541,675
4.40%, 06/14/46	550,000	458,022
4.75%, 12/07/46	460,000	403,270
5.01%, 04/04/51 (a)(b)	1,550,000	1,457,334
4.61%, 04/25/53 (a)(b)	975,000	862,994
5.95%, 12/01/86	150,000	151,729
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	500,000	502,509
4.81%, 01/15/26 (a)	500,000	497,546
5.45%, 08/07/26 (a)	550,000	553,819
5.25%, 12/11/26 (a)	670,000	672,911
5.95%, 08/26/36	300,000	313,677
5.85%, 02/01/37	400,000	416,438
6.60%, 01/15/38	285,000	315,201
Westpac Banking Corp.
3.74%, 08/26/25	250,000	245,373
5.51%, 11/17/25	250,000	251,917
2.85%, 05/13/26	500,000	479,514
1.15%, 06/03/26	400,000	368,863

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/19/26	300,000	285,242
3.35%, 03/08/27	375,000	360,079
5.46%, 11/18/27	350,000	357,276
3.40%, 01/25/28	300,000	285,410
5.54%, 11/17/28	300,000	308,614
1.95%, 11/20/28	150,000	132,448
2.65%, 01/16/30	250,000	223,402
2.15%, 06/03/31	375,000	314,061
4.32%, 11/23/31 (a)(b)	550,000	530,885
5.41%, 08/10/33 (a)(b)	250,000	247,895
6.82%, 11/17/33	200,000	217,625
4.11%, 07/24/34 (a)(b)	500,000	462,535
2.67%, 11/15/35 (a)(b)	325,000	268,221
3.02%, 11/18/36 (a)(b)	250,000	205,724
4.42%, 07/24/39	325,000	287,511
2.96%, 11/16/40	350,000	245,818
3.13%, 11/18/41	400,000	284,024
Wintrust Financial Corp.
4.85%, 06/06/29	150,000	136,636
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	205,323
		430,601,267
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	97,433
3.30%, 06/15/30 (a)	125,000	111,948
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	150,000	146,508
2.88%, 09/15/26 (a)	200,000	190,535
5.70%, 12/15/28 (a)	175,000	180,631
5.15%, 05/15/33 (a)	300,000	303,390
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	161,432
Ares Management Corp
6.38%, 11/10/28 (a)	200,000	209,852
BGC Group, Inc.
8.00%, 05/25/28 (a)	125,000	132,920
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	285,000	286,297
5.25%, 03/14/54 (a)	425,000	427,203
BlackRock, Inc.
3.20%, 03/15/27	350,000	336,644
3.25%, 04/30/29 (a)	400,000	374,813
2.40%, 04/30/30 (a)	450,000	394,492
1.90%, 01/28/31 (a)	550,000	458,360
2.10%, 02/25/32 (a)	200,000	164,386
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	157,113
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	300,000	244,186
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	305,000	214,666
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	285,000	274,612
4.85%, 03/29/29 (a)	350,000	347,518
4.35%, 04/15/30 (a)	250,000	239,290
2.72%, 04/15/31 (a)	50,000	42,585
6.35%, 01/05/34 (a)	250,000	266,295
4.70%, 09/20/47 (a)	310,000	270,384
3.50%, 03/30/51 (a)	200,000	144,662
3.63%, 02/15/52 (a)	75,000	54,722
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	193,934
1.63%, 12/15/30 (a)	150,000	122,787
3.00%, 03/16/32 (a)	100,000	87,322
Charles Schwab Corp.
3.63%, 04/01/25 (a)(f)	100,000	98,281
3.85%, 05/21/25 (a)(f)	200,000	196,649
3.45%, 02/13/26 (a)(f)	75,000	72,730
0.90%, 03/11/26 (a)(f)	325,000	299,662
1.15%, 05/13/26 (a)(f)	260,000	239,846
5.88%, 08/24/26 (a)(f)	250,000	254,153
3.20%, 03/02/27 (a)(f)	175,000	166,733
2.45%, 03/03/27 (a)(f)	400,000	372,713
3.30%, 04/01/27 (a)(f)	175,000	166,662
3.20%, 01/25/28 (a)(f)	175,000	164,392
2.00%, 03/20/28 (a)(f)	335,000	300,378
4.00%, 02/01/29 (a)(f)	150,000	144,573
5.64%, 05/19/29 (a)(b)(f)	325,000	330,035
3.25%, 05/22/29 (a)(f)	155,000	143,799
2.75%, 10/01/29 (a)(f)	125,000	112,232
6.20%, 11/17/29 (a)(b)(f)	350,000	363,834
4.63%, 03/22/30 (a)(c)(f)	130,000	129,097
1.65%, 03/11/31 (a)(f)	200,000	160,430
2.30%, 05/13/31 (a)(f)	200,000	167,957
1.95%, 12/01/31 (a)(f)	230,000	185,084
2.90%, 03/03/32 (a)(f)	250,000	214,450
5.85%, 05/19/34 (a)(b)(f)	350,000	358,385
6.14%, 08/24/34 (a)(b)(f)	350,000	365,958
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	245,838
4.10%, 06/15/51 (a)	300,000	187,836
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	145,691
2.65%, 03/15/32 (a)	225,000	194,506
5.30%, 09/15/43 (a)	200,000	204,471
4.15%, 06/15/48 (a)	250,000	218,789
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	117,670
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	204,374
2.95%, 08/12/51 (a)	100,000	62,779
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	196,359
3.75%, 12/01/25 (a)	350,000	342,383
3.10%, 09/15/27 (a)	200,000	188,830
4.00%, 09/15/27 (a)	450,000	437,352
3.75%, 09/21/28 (a)	200,000	192,079
4.35%, 06/15/29 (a)	275,000	268,265
2.10%, 06/15/30 (a)	375,000	318,515
1.85%, 09/15/32 (a)	300,000	234,806
4.60%, 03/15/33 (a)	500,000	485,008
2.65%, 09/15/40 (a)	350,000	252,884
4.25%, 09/21/48 (a)	290,000	248,850
3.00%, 06/15/50 (a)	475,000	321,140
4.95%, 06/15/52 (a)	400,000	379,728
3.00%, 09/15/60 (a)	450,000	284,695
5.20%, 06/15/62 (a)	325,000	317,597
Invesco Finance PLC
3.75%, 01/15/26	130,000	126,815
5.38%, 11/30/43	150,000	146,627
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	99,163
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	198,590
6.45%, 06/08/27	100,000	103,210
5.88%, 07/21/28 (a)	300,000	305,793
4.15%, 01/23/30	300,000	281,671

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 10/15/31 (a)	325,000	268,497
2.75%, 10/15/32 (a)	150,000	121,987
6.25%, 01/15/36	150,000	155,428
6.50%, 01/20/43	75,000	78,842
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	95,625
4.50%, 09/19/28 (a)	200,000	192,947
4.38%, 03/11/29 (a)	175,000	167,831
Legg Mason, Inc.
4.75%, 03/15/26	150,000	149,042
5.63%, 01/15/44	176,000	176,355
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	200,000	209,587
Nasdaq, Inc.
5.65%, 06/28/25	125,000	125,432
3.85%, 06/30/26 (a)	150,000	146,017
5.35%, 06/28/28 (a)	250,000	253,497
1.65%, 01/15/31 (a)	200,000	160,903
5.55%, 02/15/34 (a)	350,000	356,103
2.50%, 12/21/40 (a)	200,000	135,889
3.25%, 04/28/50 (a)	175,000	121,992
3.95%, 03/07/52 (a)	200,000	155,169
5.95%, 08/15/53 (a)	200,000	210,919
6.10%, 06/28/63 (a)	225,000	240,105
Nomura Holdings, Inc.
5.10%, 07/03/25	200,000	198,655
1.85%, 07/16/25	500,000	476,414
1.65%, 07/14/26	600,000	551,796
2.33%, 01/22/27	500,000	460,818
2.17%, 07/14/28	600,000	528,273
3.10%, 01/16/30	650,000	576,967
2.68%, 07/16/30	400,000	342,580
2.61%, 07/14/31	700,000	582,128
3.00%, 01/22/32	200,000	169,058
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	150,000	148,121
4.95%, 07/15/46	200,000	184,125
3.75%, 04/01/51 (a)	235,000	178,387
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	114,149
TPG Operating Group II LP
5.88%, 03/05/34 (a)	175,000	177,639
		27,168,544
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	300,000	303,144
4.45%, 10/01/25 (a)	150,000	147,743
1.75%, 01/30/26 (a)	400,000	373,776
4.45%, 04/03/26 (a)	150,000	147,819
2.45%, 10/29/26 (a)	1,250,000	1,161,494
6.10%, 01/15/27 (a)	200,000	203,342
6.45%, 04/15/27 (a)(d)	150,000	154,044
3.65%, 07/21/27 (a)	350,000	331,344
4.63%, 10/15/27 (a)	200,000	195,081
3.88%, 01/23/28 (a)	300,000	284,645
5.75%, 06/06/28 (a)	150,000	152,043
3.00%, 10/29/28 (a)	1,050,000	951,240
5.10%, 01/19/29 (a)	200,000	198,960
6.15%, 09/30/30 (a)	250,000	259,619
3.30%, 01/30/32 (a)	1,335,000	1,144,092
3.40%, 10/29/33 (a)	450,000	379,498
5.30%, 01/19/34 (a)	150,000	147,234
3.85%, 10/29/41 (a)	460,000	363,687
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Air Lease Corp.
3.38%, 07/01/25 (a)	275,000	267,996
2.88%, 01/15/26 (a)	375,000	358,798
3.75%, 06/01/26 (a)	250,000	241,230
1.88%, 08/15/26 (a)	200,000	184,495
2.20%, 01/15/27 (a)	350,000	322,200
3.63%, 04/01/27 (a)	150,000	143,104
3.63%, 12/01/27 (a)	199,000	188,033
2.10%, 09/01/28 (a)	200,000	175,364
4.63%, 10/01/28 (a)	200,000	194,720
3.25%, 10/01/29 (a)	250,000	226,571
3.00%, 02/01/30 (a)	300,000	265,477
3.13%, 12/01/30 (a)	250,000	219,788
2.88%, 01/15/32 (a)	250,000	210,720
Aircastle Ltd.
4.25%, 06/15/26 (a)	200,000	194,433
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	175,000	176,853
Ares Capital Corp.
5.88%, 03/01/29 (a)	200,000	199,524
ARES Capital Corp.
3.25%, 07/15/25 (a)	250,000	241,668
3.88%, 01/15/26 (a)	350,000	338,444
2.15%, 07/15/26 (a)	485,000	447,038
7.00%, 01/15/27	150,000	154,511
2.88%, 06/15/27 (a)	160,000	147,017
2.88%, 06/15/28 (a)	350,000	312,210
3.20%, 11/15/31 (a)	300,000	250,865
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	187,877
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	91,502
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	150,000	140,954
Blackstone Private Credit Fund
7.05%, 09/29/25	225,000	228,689
2.63%, 12/15/26 (a)	310,000	283,159
3.25%, 03/15/27 (a)	300,000	276,916
7.30%, 11/27/28 (a)(d)	150,000	156,509
4.00%, 01/15/29 (a)	250,000	229,471
6.25%, 01/25/31 (a)(d)	100,000	100,621
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	250,000	239,107
2.75%, 09/16/26 (a)	200,000	184,445
2.13%, 02/15/27 (a)	200,000	180,663
2.85%, 09/30/28 (a)	200,000	176,417
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	150,000	145,669
4.25%, 01/15/26 (a)	150,000	145,579
3.40%, 07/15/26 (a)	275,000	259,246
2.63%, 01/15/27 (a)	150,000	137,159
2.88%, 06/11/28 (a)	400,000	353,540
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(d)	150,000	154,555
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	100,000	91,173
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	150,000	137,701
4.70%, 02/08/27 (a)	150,000	142,393
7.95%, 06/13/28 (a)(d)	150,000	155,708
7.75%, 01/15/29 (a)(d)	150,000	154,525
6.65%, 03/15/31 (a)(d)	250,000	245,367
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	88,838

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	250,000	237,355
2.63%, 01/15/27 (a)	100,000	90,742
3.25%, 07/15/27 (a)	125,000	113,976
3.13%, 10/12/28 (a)	250,000	218,428
7.88%, 01/15/29 (a)	100,000	104,647
GATX Corp.
3.85%, 03/30/27 (a)	235,000	226,589
3.50%, 03/15/28 (a)	150,000	141,413
4.55%, 11/07/28 (a)	250,000	245,028
4.70%, 04/01/29 (a)	255,000	250,290
4.00%, 06/30/30 (a)	50,000	46,528
1.90%, 06/01/31 (a)	100,000	80,058
3.50%, 06/01/32 (a)	125,000	109,575
6.90%, 05/01/34 (a)	150,000	163,770
5.20%, 03/15/44 (a)	200,000	186,161
3.10%, 06/01/51 (a)	150,000	98,188
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	95,395
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	183,802
2.05%, 02/15/27 (a)	150,000	133,633
7.05%, 12/05/28 (a)	100,000	102,482
6.00%, 07/15/29 (a)	150,000	147,507
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	207,079
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	175,000	174,799
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	139,812
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	144,743
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	75,000	74,287
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	150,000	135,732
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	100,000	106,166
Prospect Capital Corp.
3.71%, 01/22/26 (a)	175,000	165,991
3.36%, 11/15/26 (a)	125,000	114,455
3.44%, 10/15/28 (a)	25,000	21,562
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	175,000	175,099
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	250,000	230,687
		21,713,626
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	44,427
ORIX Corp.
3.70%, 07/18/27	143,000	137,339
5.00%, 09/13/27	150,000	149,703
2.25%, 03/09/31	190,000	160,840
5.20%, 09/13/32	200,000	203,153
		695,462
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	85,000	100,445
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	194,144
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aetna, Inc.
6.63%, 06/15/36	215,000	236,697
6.75%, 12/15/37	150,000	167,338
4.50%, 05/15/42 (a)	200,000	173,551
4.13%, 11/15/42 (a)	150,000	122,569
4.75%, 03/15/44 (a)	125,000	110,938
3.88%, 08/15/47 (a)	240,000	183,394
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	139,186
3.60%, 04/01/30 (a)	250,000	232,961
4.00%, 10/15/46 (a)	150,000	121,496
4.75%, 01/15/49 (a)	150,000	137,547
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	187,260
3.25%, 08/15/51 (a)	200,000	141,913
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	195,183
Allstate Corp.
0.75%, 12/15/25 (a)	200,000	185,491
3.28%, 12/15/26 (a)	150,000	143,114
1.45%, 12/15/30 (a)	215,000	170,372
5.35%, 06/01/33	104,000	104,852
5.55%, 05/09/35	200,000	207,360
5.95%, 04/01/36	200,000	213,827
4.50%, 06/15/43	100,000	88,108
4.20%, 12/15/46 (a)	276,000	229,383
3.85%, 08/10/49 (a)	150,000	118,160
6.50%, 05/15/67 (a)(b)	155,000	157,832
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	125,000	121,473
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	99,373
4.50%, 06/15/47 (a)	200,000	167,548
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	91,561
5.13%, 03/27/33 (a)	250,000	248,969
3.88%, 01/15/35 (a)	75,000	67,174
6.25%, 05/01/36	150,000	158,147
4.50%, 07/16/44 (a)	200,000	178,723
4.80%, 07/10/45 (a)	275,000	256,328
4.75%, 04/01/48 (a)	275,000	254,616
5.75%, 04/01/48 (a)(b)	335,000	329,189
4.38%, 06/30/50 (a)	300,000	260,895
Aon Corp.
8.21%, 01/01/27	150,000	161,637
4.50%, 12/15/28 (a)	100,000	98,240
3.75%, 05/02/29 (a)	100,000	94,566
2.80%, 05/15/30 (a)	325,000	286,684
6.25%, 09/30/40	150,000	162,503
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	200,000	163,073
5.00%, 09/12/32 (a)	150,000	148,720
5.35%, 02/28/33 (a)	200,000	201,053
2.90%, 08/23/51 (a)	200,000	127,958
3.90%, 02/28/52 (a)	250,000	192,360
Aon Global Ltd.
3.88%, 12/15/25 (a)	250,000	244,604
4.60%, 06/14/44 (a)	200,000	175,215
4.75%, 05/15/45 (a)	200,000	179,663
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	150,795
5.15%, 03/01/29 (a)	400,000	402,459
5.45%, 03/01/34 (a)	400,000	404,478
5.75%, 03/01/54 (a)	500,000	512,117

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	194,059
5.03%, 12/15/46 (a)	150,000	139,693
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	300,000	223,131
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	167,212
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	100,797
6.50%, 02/15/34 (a)	125,000	134,525
5.45%, 07/15/34 (a)	200,000	201,394
3.50%, 05/20/51 (a)	300,000	213,665
3.05%, 03/09/52 (a)	150,000	95,973
5.75%, 03/02/53 (a)	175,000	175,757
6.75%, 02/15/54 (a)	200,000	227,162
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	98,761
3.70%, 02/22/30 (a)	100,000	90,647
2.65%, 01/15/32 (a)	100,000	82,323
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	176,499
3.60%, 09/15/51 (a)	125,000	90,591
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	337,413
6.15%, 04/03/30 (a)	100,000	104,124
3.50%, 01/15/31 (a)	175,000	154,250
6.65%, 02/01/33 (a)	125,000	132,488
5.88%, 01/15/34 (a)	200,000	200,669
6.25%, 04/01/54 (a)	300,000	304,653
AXA SA
8.60%, 12/15/30	200,000	236,915
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	120,000	114,022
4.90%, 01/15/40 (a)(b)	125,000	112,300
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	96,286
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	235,468
1.85%, 03/12/30 (a)	150,000	128,330
1.45%, 10/15/30 (a)	300,000	247,796
2.88%, 03/15/32 (a)	200,000	177,000
5.75%, 01/15/40	300,000	328,470
4.40%, 05/15/42	350,000	328,742
4.30%, 05/15/43	350,000	320,182
4.20%, 08/15/48 (a)	650,000	574,578
4.25%, 01/15/49 (a)	600,000	536,994
2.85%, 10/15/50 (a)	430,000	291,152
2.50%, 01/15/51 (a)	300,000	191,604
3.85%, 03/15/52 (a)	800,000	647,376
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	629,642
4.50%, 02/11/43	50,000	47,954
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	225,000	213,848
5.63%, 05/15/30 (a)	200,000	200,885
4.70%, 06/22/47 (a)	325,000	258,761
3.85%, 12/22/51 (a)	125,000	82,188
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	50,000	48,648
2.38%, 03/15/31 (a)	200,000	166,048
4.20%, 03/17/32 (a)	185,000	171,112
4.95%, 03/17/52 (a)	200,000	177,289
Centene Corp.
4.25%, 12/15/27 (a)	815,000	777,656
2.45%, 07/15/28 (a)	700,000	621,473
4.63%, 12/15/29 (a)	1,050,000	997,655
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/15/30 (a)	500,000	443,461
3.00%, 10/15/30 (a)	600,000	514,665
2.50%, 03/01/31 (a)	600,000	494,361
2.63%, 08/01/31 (a)	400,000	328,906
Chubb Corp.
6.00%, 05/11/37	300,000	325,758
6.50%, 05/15/38	260,000	293,521
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	425,000	411,055
1.38%, 09/15/30 (a)	350,000	285,325
4.15%, 03/13/43	100,000	87,685
4.35%, 11/03/45 (a)	400,000	356,558
2.85%, 12/15/51 (a)	150,000	102,434
3.05%, 12/15/61 (a)	320,000	214,602
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	212,857
6.13%, 11/01/34	50,000	53,277
CNA Financial Corp.
4.50%, 03/01/26 (a)	210,000	207,359
3.45%, 08/15/27 (a)	150,000	142,286
3.90%, 05/01/29 (a)	110,000	104,174
2.05%, 08/15/30 (a)	250,000	209,493
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	80,000	79,536
5.25%, 05/30/29 (a)	220,000	214,289
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	250,000	244,762
3.65%, 04/05/27 (a)	400,000	382,422
3.85%, 04/05/29 (a)	400,000	374,317
3.90%, 04/05/32 (a)	650,000	585,392
5.75%, 01/15/34 (a)	200,000	204,160
4.35%, 04/05/42 (a)	150,000	126,512
4.40%, 04/05/52 (a)	350,000	286,449
6.88%, 12/15/52 (a)(b)	130,000	130,360
Elevance Health, Inc.
5.35%, 10/15/25 (a)	200,000	200,258
1.50%, 03/15/26 (a)	250,000	232,894
3.65%, 12/01/27 (a)	500,000	478,510
4.10%, 03/01/28 (a)	350,000	340,514
2.88%, 09/15/29 (a)	210,000	189,570
2.25%, 05/15/30 (a)	350,000	299,658
2.55%, 03/15/31 (a)	300,000	256,675
4.10%, 05/15/32 (a)	50,000	46,763
5.50%, 10/15/32 (a)	200,000	205,144
4.75%, 02/15/33 (a)	250,000	243,906
5.95%, 12/15/34	100,000	106,193
5.85%, 01/15/36	100,000	104,898
6.38%, 06/15/37	50,000	54,497
4.63%, 05/15/42	225,000	205,196
4.65%, 01/15/43	300,000	273,241
5.10%, 01/15/44	250,000	238,399
4.65%, 08/15/44 (a)	250,000	225,573
4.38%, 12/01/47 (a)	450,000	387,102
4.55%, 03/01/48 (a)	250,000	219,917
3.70%, 09/15/49 (a)	250,000	191,909
3.13%, 05/15/50 (a)	300,000	208,566
3.60%, 03/15/51 (a)	250,000	187,500
4.55%, 05/15/52 (a)	235,000	205,930
6.10%, 10/15/52 (a)	200,000	217,064
5.13%, 02/15/53 (a)	250,000	239,784
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	70,036
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	146,584
3.10%, 09/01/31 (a)	175,000	145,478

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	533,207
5.00%, 04/20/48 (a)	550,000	500,610
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	104,286
3.50%, 10/15/50 (a)	275,000	192,988
3.13%, 10/15/52 (a)	365,000	236,296
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	155,790
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	247,025
4.63%, 04/29/30 (a)	300,000	286,825
5.63%, 08/16/32 (a)	100,000	100,128
6.00%, 12/07/33 (a)(d)	200,000	204,083
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	145,145
3.40%, 06/15/30 (a)	200,000	178,059
2.45%, 03/15/31 (a)	200,000	164,853
3.20%, 09/17/51 (a)	100,000	63,896
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	136,542
2.40%, 08/15/31 (a)	200,000	158,694
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	166,832
2.15%, 08/15/30 (a)	125,000	104,802
4.80%, 06/15/32 (a)	100,000	97,684
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	147,387
2.50%, 09/01/30 (a)	100,000	83,869
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	130,306
5.95%, 10/15/36	200,000	210,482
6.10%, 10/01/41	150,000	159,928
4.40%, 03/15/48 (a)	75,000	65,178
3.60%, 08/19/49 (a)	375,000	284,156
Humana, Inc.
4.50%, 04/01/25 (a)	150,000	148,497
5.70%, 03/13/26 (a)	50,000	49,964
1.35%, 02/03/27 (a)	300,000	270,272
3.95%, 03/15/27 (a)	150,000	145,305
5.75%, 03/01/28 (a)	250,000	255,898
5.75%, 12/01/28 (a)	100,000	102,554
3.70%, 03/23/29 (a)	275,000	258,943
3.13%, 08/15/29 (a)	100,000	90,965
4.88%, 04/01/30 (a)	250,000	246,954
2.15%, 02/03/32 (a)	250,000	200,074
5.88%, 03/01/33 (a)	250,000	258,186
5.95%, 03/15/34 (a)	250,000	259,819
4.63%, 12/01/42 (a)	125,000	109,731
4.95%, 10/01/44 (a)	250,000	227,509
4.80%, 03/15/47 (a)	150,000	132,141
3.95%, 08/15/49 (a)	150,000	117,880
5.50%, 03/15/53 (a)	225,000	219,049
5.75%, 04/15/54 (a)	300,000	302,044
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	120,000	119,822
3.13%, 11/23/31 (a)	150,000	125,075
5.67%, 06/08/32 (a)	100,000	100,255
4.00%, 11/23/51 (a)	150,000	105,923
Kemper Corp.
2.40%, 09/30/30 (a)	250,000	201,143
Lincoln National Corp.
3.63%, 12/12/26 (a)	104,000	99,490
3.80%, 03/01/28 (a)	150,000	143,864
3.05%, 01/15/30 (a)	150,000	132,652
3.40%, 01/15/31 (a)	150,000	132,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 10/09/37	150,000	154,847
7.00%, 06/15/40	150,000	165,891
4.35%, 03/01/48 (a)	200,000	157,866
4.38%, 06/15/50 (a)	50,000	38,929
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,259
3.20%, 05/15/30 (a)	150,000	135,912
6.00%, 02/01/35	100,000	107,330
4.13%, 05/15/43 (a)	150,000	128,120
Manulife Financial Corp.
4.15%, 03/04/26	350,000	344,320
2.48%, 05/19/27 (a)	125,000	116,327
4.06%, 02/24/32 (a)(b)	300,000	287,828
3.70%, 03/16/32 (a)	150,000	138,546
5.38%, 03/04/46	150,000	147,782
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	94,765
3.35%, 09/17/29 (a)	100,000	90,818
5.00%, 04/05/46	100,000	90,170
4.30%, 11/01/47 (a)	100,000	81,319
5.00%, 05/20/49 (a)	200,000	182,430
4.15%, 09/17/50 (a)	175,000	139,025
3.45%, 05/07/52 (a)	150,000	104,157
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	244,456
4.38%, 03/15/29 (a)	550,000	541,172
2.25%, 11/15/30 (a)	375,000	319,636
5.75%, 11/01/32 (a)	150,000	157,819
5.40%, 09/15/33 (a)	200,000	205,250
4.75%, 03/15/39 (a)	275,000	261,467
4.35%, 01/30/47 (a)	200,000	171,044
4.20%, 03/01/48 (a)	150,000	126,488
4.90%, 03/15/49 (a)	375,000	349,635
2.90%, 12/15/51 (a)	175,000	112,952
6.25%, 11/01/52 (a)	150,000	167,233
5.45%, 03/15/53 (a)	150,000	151,079
5.70%, 09/15/53 (a)	275,000	285,730
5.45%, 03/15/54 (a)	150,000	150,733
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	144,422
MetLife, Inc.
4.55%, 03/23/30 (a)	400,000	396,379
6.50%, 12/15/32	500,000	552,375
6.38%, 06/15/34	200,000	218,508
5.70%, 06/15/35	400,000	417,256
5.88%, 02/06/41	200,000	210,607
4.13%, 08/13/42	290,000	246,958
4.88%, 11/13/43	100,000	93,979
4.72%, 12/15/44	350,000	314,950
4.05%, 03/01/45	150,000	125,191
4.60%, 05/13/46 (a)	300,000	271,654
5.00%, 07/15/52 (a)	300,000	282,521
5.25%, 01/15/54 (a)	75,000	73,882
6.40%, 12/15/66 (a)	400,000	410,917
10.75%, 08/01/69 (a)(b)	125,000	170,216
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,483
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	116,962
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	145,060
3.85%, 06/11/51 (a)	190,000	138,058
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	152,935
4.50%, 10/01/50 (a)(b)	150,000	136,996

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	167,073
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	142,964
3.70%, 05/15/29 (a)	250,000	234,858
2.13%, 06/15/30 (a)	260,000	218,220
4.63%, 09/15/42	200,000	182,009
4.35%, 05/15/43	160,000	140,773
4.30%, 11/15/46 (a)	150,000	126,266
Progressive Corp.
4.00%, 03/01/29 (a)	360,000	348,730
3.20%, 03/26/30 (a)	275,000	251,359
3.00%, 03/15/32 (a)	150,000	130,865
6.25%, 12/01/32	210,000	228,632
4.35%, 04/25/44	150,000	134,207
3.70%, 01/26/45	150,000	123,091
4.13%, 04/15/47 (a)	350,000	296,835
4.20%, 03/15/48 (a)	125,000	108,655
3.95%, 03/26/50 (a)	150,000	122,909
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	93,639
3.88%, 03/27/28 (a)	92,000	88,844
2.10%, 03/10/30 (a)	150,000	129,669
5.75%, 07/15/33	200,000	213,381
5.70%, 12/14/36	90,000	94,752
6.63%, 12/01/37	100,000	113,404
3.00%, 03/10/40 (a)	255,000	193,694
4.60%, 05/15/44	200,000	180,745
5.38%, 05/15/45 (a)(b)	300,000	297,342
4.50%, 09/15/47 (a)(b)	300,000	282,335
3.91%, 12/07/47 (a)	250,000	199,843
4.42%, 03/27/48 (a)	200,000	171,828
5.70%, 09/15/48 (a)(b)	300,000	297,028
3.94%, 12/07/49 (a)	405,000	320,498
4.35%, 02/25/50 (a)	250,000	213,811
3.70%, 10/01/50 (a)(b)	250,000	218,651
3.70%, 03/13/51 (a)	450,000	345,312
5.13%, 03/01/52 (a)(b)	350,000	328,934
6.00%, 09/01/52 (a)(b)	300,000	299,082
6.50%, 03/15/54 (a)(b)	200,000	203,454
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	270,142
3.63%, 03/24/32 (a)	200,000	180,657
Radian Group, Inc.
4.88%, 03/15/27 (a)	200,000	195,411
6.20%, 05/15/29 (a)	200,000	202,970
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	189,141
3.15%, 06/15/30 (a)	200,000	178,668
6.00%, 09/15/33 (a)	150,000	155,696
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	98,152
3.45%, 07/01/27 (a)	150,000	142,107
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	255,838
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	95,844
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	200,000	164,406
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	155,175
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,951
6.25%, 06/15/37	375,000	413,313
5.35%, 11/01/40	250,000	253,791
4.60%, 08/01/43	200,000	186,478
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 08/25/45 (a)	215,000	188,596
3.75%, 05/15/46 (a)	200,000	161,290
4.00%, 05/30/47 (a)	175,000	145,661
4.10%, 03/04/49 (a)	150,000	126,691
2.55%, 04/27/50 (a)	225,000	142,459
3.05%, 06/08/51 (a)	275,000	191,782
5.45%, 05/25/53 (a)	100,000	103,692
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	111,153
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	107,932
UnitedHealth Group, Inc.
3.75%, 07/15/25	650,000	639,116
5.15%, 10/15/25	300,000	300,376
3.70%, 12/15/25	100,000	97,892
1.25%, 01/15/26	225,000	210,810
3.10%, 03/15/26	350,000	338,408
1.15%, 05/15/26 (a)	300,000	277,529
3.45%, 01/15/27	250,000	241,733
4.60%, 04/15/27 (a)	150,000	149,223
2.95%, 10/15/27	100,000	94,156
5.25%, 02/15/28 (a)	300,000	305,511
3.85%, 06/15/28	450,000	436,058
3.88%, 12/15/28	350,000	337,732
4.25%, 01/15/29 (a)	250,000	245,140
4.00%, 05/15/29 (a)	250,000	241,820
2.88%, 08/15/29	300,000	273,913
5.30%, 02/15/30 (a)	400,000	409,715
2.00%, 05/15/30	400,000	340,242
2.30%, 05/15/31 (a)	400,000	338,881
4.20%, 05/15/32 (a)	375,000	356,740
5.35%, 02/15/33 (a)	500,000	514,429
4.50%, 04/15/33 (a)	500,000	484,175
5.00%, 04/15/34 (a)	350,000	350,538
4.63%, 07/15/35	350,000	340,716
5.80%, 03/15/36	250,000	268,302
6.50%, 06/15/37	175,000	197,785
6.63%, 11/15/37	250,000	284,387
6.88%, 02/15/38	300,000	352,454
3.50%, 08/15/39 (a)	450,000	371,106
2.75%, 05/15/40 (a)	300,000	220,912
5.70%, 10/15/40 (a)	100,000	104,712
5.95%, 02/15/41 (a)	150,000	159,538
3.05%, 05/15/41 (a)	400,000	303,028
4.63%, 11/15/41 (a)	173,000	160,835
4.38%, 03/15/42 (a)	175,000	158,858
3.95%, 10/15/42 (a)	175,000	149,447
4.75%, 07/15/45	500,000	468,101
4.20%, 01/15/47 (a)	200,000	171,319
4.25%, 04/15/47 (a)	250,000	216,403
3.75%, 10/15/47 (a)	325,000	256,997
4.25%, 06/15/48 (a)	450,000	389,484
4.45%, 12/15/48 (a)	350,000	312,030
3.70%, 08/15/49 (a)	370,000	290,461
2.90%, 05/15/50 (a)	325,000	219,642
3.25%, 05/15/51 (a)	650,000	468,467
4.75%, 05/15/52 (a)	550,000	510,428
5.88%, 02/15/53 (a)	500,000	542,302
5.05%, 04/15/53 (a)	500,000	486,105
5.38%, 04/15/54 (a)	500,000	508,613
3.88%, 08/15/59 (a)	350,000	270,556
3.13%, 05/15/60 (a)	275,000	181,191
4.95%, 05/15/62 (a)	275,000	257,517
6.05%, 02/15/63 (a)	450,000	496,514
5.20%, 04/15/63 (a)	500,000	485,496
Unum Group
4.00%, 06/15/29 (a)	150,000	141,842
5.75%, 08/15/42	150,000	147,090

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 12/15/49 (a)	150,000	121,755
4.13%, 06/15/51 (a)	175,000	132,764
Voya Financial, Inc.
3.65%, 06/15/26	150,000	144,663
5.70%, 07/15/43	125,000	122,922
4.80%, 06/15/46	100,000	86,256
4.70%, 01/23/48 (a)(b)	100,000	85,151
W R Berkley Corp.
4.75%, 08/01/44	100,000	88,644
4.00%, 05/12/50 (a)	150,000	116,485
3.55%, 03/30/52 (a)	150,000	104,697
3.15%, 09/30/61 (a)	100,000	61,072
Willis North America, Inc.
4.65%, 06/15/27 (a)	200,000	196,861
4.50%, 09/15/28 (a)	250,000	243,887
2.95%, 09/15/29 (a)	200,000	179,430
5.35%, 05/15/33 (a)	200,000	199,114
5.05%, 09/15/48 (a)	150,000	136,952
3.88%, 09/15/49 (a)	150,000	113,086
XL Group Ltd.
5.25%, 12/15/43	100,000	94,907
		86,929,275
REITs 0.6%
Agree LP
2.00%, 06/15/28 (a)	150,000	132,059
2.90%, 10/01/30 (a)	250,000	215,705
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,469
4.30%, 01/15/26 (a)	150,000	147,629
3.80%, 04/15/26 (a)	115,000	111,809
3.95%, 01/15/28 (a)	150,000	143,765
4.50%, 07/30/29 (a)	100,000	96,664
2.75%, 12/15/29 (a)	200,000	175,623
4.70%, 07/01/30 (a)	250,000	242,858
4.90%, 12/15/30 (a)	250,000	246,597
3.38%, 08/15/31 (a)	230,000	205,241
2.00%, 05/18/32 (a)	210,000	164,859
1.88%, 02/01/33 (a)	350,000	266,391
2.95%, 03/15/34 (a)	300,000	246,823
4.75%, 04/15/35 (a)	150,000	141,921
4.85%, 04/15/49 (a)	100,000	88,362
4.00%, 02/01/50 (a)	200,000	153,986
3.00%, 05/18/51 (a)	200,000	127,020
3.55%, 03/15/52 (a)	250,000	176,403
5.15%, 04/15/53 (a)	150,000	138,448
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	122,618
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	134,625
4.90%, 02/15/29 (a)	100,000	98,299
2.38%, 07/15/31 (a)	125,000	101,639
3.63%, 04/15/32 (a)	150,000	132,028
5.50%, 02/01/34 (a)	150,000	149,520
3.38%, 07/15/51 (a)	125,000	83,402
4.30%, 04/15/52 (a)	100,000	78,889
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	200,000	195,990
2.95%, 05/11/26 (a)	125,000	119,654
2.90%, 10/15/26 (a)	100,000	94,756
3.35%, 05/15/27 (a)	200,000	190,867
3.20%, 01/15/28 (a)	150,000	141,251
1.90%, 12/01/28 (a)	150,000	131,634
3.30%, 06/01/29 (a)	150,000	139,091
2.30%, 03/01/30 (a)	250,000	216,616
2.45%, 01/15/31 (a)	200,000	171,872
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 01/15/32 (a)	200,000	164,635
5.30%, 12/07/33 (a)	50,000	50,587
3.90%, 10/15/46 (a)	150,000	119,745
4.35%, 04/15/48 (a)	100,000	85,637
Boston Properties LP
3.65%, 02/01/26 (a)	300,000	289,237
2.75%, 10/01/26 (a)	225,000	209,829
6.75%, 12/01/27 (a)	150,000	155,767
4.50%, 12/01/28 (a)	300,000	285,852
3.40%, 06/21/29 (a)	350,000	314,246
2.90%, 03/15/30 (a)	250,000	214,445
3.25%, 01/30/31 (a)	383,000	328,032
2.55%, 04/01/32 (a)	250,000	198,014
2.45%, 10/01/33 (a)	375,000	282,521
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	50,000	48,704
3.90%, 03/15/27 (a)	150,000	143,997
4.13%, 05/15/29 (a)	250,000	235,833
4.05%, 07/01/30 (a)	225,000	209,314
2.50%, 08/16/31 (a)	225,000	184,907
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	99,110
Camden Property Trust
4.10%, 10/15/28 (a)	170,000	165,000
3.15%, 07/01/29 (a)	116,000	106,194
2.80%, 05/15/30 (a)	250,000	222,031
3.35%, 11/01/49 (a)	100,000	71,638
COPT Defense Properties LP
2.25%, 03/15/26 (a)	150,000	141,127
2.00%, 01/15/29 (a)	150,000	125,957
2.75%, 04/15/31 (a)	200,000	164,940
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	146,413
3.13%, 09/01/26 (a)	200,000	189,999
4.38%, 02/15/29 (a)	118,000	113,397
3.00%, 02/15/30 (a)	100,000	88,487
2.00%, 02/15/31 (a)	250,000	201,635
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	353,712
5.55%, 01/15/28 (a)	250,000	251,836
4.45%, 07/15/28 (a)	50,000	48,455
3.60%, 07/01/29 (a)	225,000	207,399
DOC DR LLC
4.30%, 03/15/27 (a)	200,000	195,828
2.63%, 11/01/31 (a)	100,000	82,446
EPR Properties
4.75%, 12/15/26 (a)	150,000	145,303
4.50%, 06/01/27 (a)	150,000	143,083
4.95%, 04/15/28 (a)	200,000	190,662
3.75%, 08/15/29 (a)	225,000	198,936
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	146,513
2.85%, 11/01/26 (a)	150,000	142,097
3.25%, 08/01/27 (a)	165,000	155,858
3.50%, 03/01/28 (a)	200,000	189,856
4.15%, 12/01/28 (a)	70,000	67,911
3.00%, 07/01/29 (a)	250,000	227,582
2.50%, 02/15/30 (a)	200,000	175,188
4.50%, 07/01/44 (a)	225,000	195,750
4.50%, 06/01/45 (a)	125,000	107,778
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	121,832
Essex Portfolio LP
3.50%, 04/01/25 (a)	150,000	146,989
3.38%, 04/15/26 (a)	30,000	28,910
3.63%, 05/01/27 (a)	150,000	142,927

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 03/01/28 (a)	100,000	87,779
4.00%, 03/01/29 (a)	250,000	238,518
3.00%, 01/15/30 (a)	150,000	133,189
1.65%, 01/15/31 (a)	150,000	118,503
2.65%, 03/15/32 (a)	250,000	206,923
4.50%, 03/15/48 (a)	114,000	96,171
2.65%, 09/01/50 (a)	50,000	29,419
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,156
3.88%, 12/15/27 (a)	200,000	190,018
3.90%, 04/01/29 (a)	200,000	188,518
4.00%, 06/15/29 (a)	150,000	141,791
5.50%, 07/01/30 (a)	200,000	202,556
2.20%, 10/15/30 (a)	325,000	269,713
2.55%, 06/01/31 (a)	150,000	124,908
2.35%, 03/15/32 (a)	200,000	160,236
5.40%, 02/01/34 (a)	150,000	149,214
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	138,970
3.25%, 07/15/27 (a)	200,000	187,991
5.38%, 05/01/28 (a)	100,000	100,195
3.20%, 06/15/29 (a)	100,000	90,865
4.50%, 12/01/44 (a)	200,000	164,052
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	190,975
3.75%, 07/01/27 (a)	175,000	165,387
3.10%, 02/15/30 (a)	250,000	217,709
Healthpeak OP LLC
4.00%, 06/01/25 (a)	200,000	196,343
3.25%, 07/15/26 (a)	250,000	239,295
3.50%, 07/15/29 (a)	250,000	231,537
3.00%, 01/15/30 (a)	300,000	266,181
5.25%, 12/15/32 (a)	200,000	198,799
6.75%, 02/01/41 (a)	150,000	166,351
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	23,645
4.13%, 03/15/28 (a)	200,000	187,380
4.20%, 04/15/29 (a)	100,000	91,428
2.60%, 02/01/31 (a)	150,000	118,587
7.65%, 02/01/34 (a)	100,000	109,149
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	97,835
4.50%, 02/01/26 (a)	150,000	146,904
3.38%, 12/15/29 (a)	200,000	178,299
3.50%, 09/15/30 (a)	275,000	244,822
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	132,892
5.45%, 08/15/30 (a)	150,000	150,639
2.00%, 08/15/31 (a)	225,000	179,027
4.15%, 04/15/32 (a)	200,000	183,256
2.70%, 01/15/34 (a)	250,000	199,247
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	146,973
4.75%, 12/15/28 (a)	150,000	143,456
4.25%, 08/15/29 (a)	125,000	114,973
3.05%, 02/15/30 (a)	150,000	127,723
2.50%, 11/15/32 (a)	150,000	113,040
2.65%, 11/15/33 (a)	50,000	37,133
6.25%, 01/15/36 (a)	150,000	146,925
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	450,000	424,585
1.90%, 03/01/28 (a)	250,000	221,143
2.70%, 10/01/30 (a)	300,000	259,177
6.40%, 03/01/34 (a)	150,000	160,657
4.25%, 04/01/45 (a)	150,000	119,958
4.13%, 12/01/46 (a)	100,000	77,329
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 09/01/47 (a)	200,000	162,324
3.70%, 10/01/49 (a)	150,000	109,320
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	95,395
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	143,740
LXP Industrial Trust
2.70%, 09/15/30 (a)	250,000	208,860
Mid-America Apartments LP
4.00%, 11/15/25 (a)	225,000	220,613
3.60%, 06/01/27 (a)	80,000	76,906
4.20%, 06/15/28 (a)	200,000	195,396
3.95%, 03/15/29 (a)	50,000	48,120
2.75%, 03/15/30 (a)	100,000	88,598
1.70%, 02/15/31 (a)	300,000	242,046
2.88%, 09/15/51 (a)	150,000	96,623
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	123,193
NNN REIT, Inc.
3.60%, 12/15/26 (a)	150,000	143,344
3.50%, 10/15/27 (a)	125,000	118,507
4.30%, 10/15/28 (a)	150,000	145,181
2.50%, 04/15/30 (a)	100,000	85,672
4.80%, 10/15/48 (a)	85,000	74,476
3.10%, 04/15/50 (a)	150,000	98,548
3.50%, 04/15/51 (a)	100,000	72,386
3.00%, 04/15/52 (a)	175,000	112,781
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	175,000	173,947
4.50%, 04/01/27 (a)	200,000	193,676
4.75%, 01/15/28 (a)	143,000	138,140
3.63%, 10/01/29 (a)	150,000	133,957
3.38%, 02/01/31 (a)	225,000	192,377
3.25%, 04/15/33 (a)	200,000	162,166
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	81,236
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	100,000	106,582
3.15%, 08/15/30 (a)	200,000	157,074
2.75%, 04/01/32 (a)	100,000	72,346
Prologis LP
3.25%, 06/30/26 (a)	50,000	48,204
3.25%, 10/01/26 (a)	150,000	143,678
4.88%, 06/15/28 (a)	435,000	436,031
4.38%, 02/01/29 (a)	25,000	24,570
2.88%, 11/15/29 (a)	225,000	203,366
2.25%, 04/15/30 (a)	350,000	303,523
1.75%, 07/01/30 (a)	250,000	208,410
1.25%, 10/15/30 (a)	250,000	200,749
1.63%, 03/15/31 (a)	200,000	160,838
2.25%, 01/15/32 (a)	150,000	124,025
4.63%, 01/15/33 (a)	100,000	97,245
4.75%, 06/15/33 (a)	200,000	196,133
5.13%, 01/15/34 (a)	200,000	201,185
5.00%, 03/15/34 (a)	150,000	149,320
4.38%, 09/15/48 (a)	50,000	43,479
3.05%, 03/01/50 (a)	200,000	137,395
3.00%, 04/15/50 (a)	325,000	224,112
2.13%, 10/15/50 (a)	460,000	257,022
5.25%, 06/15/53 (a)	250,000	246,048
5.25%, 03/15/54 (a)	100,000	98,319
Public Storage Operating Co.
0.88%, 02/15/26 (a)	200,000	184,991
1.50%, 11/09/26 (a)	150,000	137,686
3.09%, 09/15/27 (a)(c)	250,000	236,721
5.13%, 01/15/29 (a)	250,000	254,398

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.39%, 05/01/29 (a)	140,000	131,293
2.30%, 05/01/31 (a)	275,000	232,686
2.25%, 11/09/31 (a)	200,000	166,092
5.10%, 08/01/33 (a)	200,000	201,156
5.35%, 08/01/53 (a)	150,000	150,851
Realty Income Corp.
4.63%, 11/01/25 (a)	250,000	247,668
0.75%, 03/15/26 (a)	195,000	179,003
4.88%, 06/01/26 (a)	100,000	99,370
4.13%, 10/15/26 (a)	250,000	244,271
3.00%, 01/15/27 (a)	150,000	141,870
3.95%, 08/15/27 (a)	300,000	291,038
3.40%, 01/15/28 (a)	150,000	141,663
3.65%, 01/15/28 (a)	200,000	190,675
2.20%, 06/15/28 (a)	250,000	223,654
3.25%, 06/15/29 (a)	150,000	138,426
3.10%, 12/15/29 (a)	200,000	181,814
3.40%, 01/15/30 (a)	250,000	228,275
4.85%, 03/15/30 (a)	200,000	197,956
3.25%, 01/15/31 (a)	400,000	357,343
3.20%, 02/15/31 (a)	250,000	222,098
5.63%, 10/13/32 (a)	250,000	255,526
2.85%, 12/15/32 (a)	300,000	249,934
4.90%, 07/15/33 (a)	200,000	193,182
5.13%, 02/15/34 (a)	200,000	196,524
4.65%, 03/15/47 (a)	200,000	177,376
Regency Centers LP
3.60%, 02/01/27 (a)	160,000	154,115
4.13%, 03/15/28 (a)	150,000	144,680
2.95%, 09/15/29 (a)	210,000	188,025
3.70%, 06/15/30 (a)	50,000	46,189
4.40%, 02/01/47 (a)	150,000	123,209
4.65%, 03/15/49 (a)	50,000	43,086
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	100,000	103,684
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	40,871
2.15%, 09/01/31 (a)	200,000	160,542
Sabra Health Care LP
5.13%, 08/15/26 (a)	225,000	223,336
3.90%, 10/15/29 (a)	75,000	67,708
3.20%, 12/01/31 (a)	250,000	208,439
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	150,000	123,767
2.85%, 01/15/32 (a)	105,000	85,461
Simon Property Group LP
3.50%, 09/01/25 (a)	300,000	293,022
3.30%, 01/15/26 (a)	300,000	290,207
3.25%, 11/30/26 (a)	200,000	191,257
1.38%, 01/15/27 (a)	150,000	136,467
3.38%, 06/15/27 (a)	250,000	238,629
3.38%, 12/01/27 (a)	125,000	118,528
1.75%, 02/01/28 (a)	300,000	267,466
2.45%, 09/13/29 (a)	400,000	352,456
2.65%, 07/15/30 (a)	100,000	87,435
2.20%, 02/01/31 (a)	200,000	166,370
2.25%, 01/15/32 (a)	100,000	81,834
2.65%, 02/01/32 (a)	250,000	211,014
5.50%, 03/08/33 (a)	150,000	153,001
6.25%, 01/15/34 (a)	150,000	160,553
6.75%, 02/01/40 (a)	220,000	245,612
4.75%, 03/15/42 (a)	150,000	136,405
4.25%, 10/01/44 (a)	100,000	83,130
4.25%, 11/30/46 (a)	125,000	103,102
3.25%, 09/13/49 (a)	400,000	280,164
3.80%, 07/15/50 (a)	275,000	210,943
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 03/08/53 (a)	150,000	154,853
6.65%, 01/15/54 (a)	150,000	171,838
SITE Centers Corp.
4.25%, 02/01/26 (a)	100,000	98,487
4.70%, 06/01/27 (a)	154,000	151,921
Store Capital LLC
4.50%, 03/15/28 (a)	125,000	118,467
4.63%, 03/15/29 (a)	100,000	94,264
2.75%, 11/18/30 (a)	125,000	100,506
2.70%, 12/01/31 (a)	100,000	78,846
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	131,233
2.70%, 07/15/31 (a)	300,000	247,579
4.20%, 04/15/32 (a)	175,000	157,513
5.70%, 01/15/33 (a)	175,000	173,707
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	93,856
3.88%, 07/15/27 (a)	150,000	139,147
2.75%, 09/01/31 (a)	75,000	61,482
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	94,501
3.50%, 01/15/28 (a)	145,000	136,095
4.40%, 01/26/29 (a)	300,000	290,334
3.00%, 08/15/31 (a)	400,000	347,870
2.10%, 08/01/32 (a)	100,000	78,542
Ventas Realty LP
4.13%, 01/15/26 (a)	150,000	146,554
3.25%, 10/15/26 (a)	100,000	94,701
3.85%, 04/01/27 (a)	100,000	96,005
4.00%, 03/01/28 (a)	200,000	190,913
4.40%, 01/15/29 (a)	250,000	240,827
3.00%, 01/15/30 (a)	150,000	132,425
4.75%, 11/15/30 (a)	200,000	193,354
5.70%, 09/30/43 (a)	150,000	143,811
4.38%, 02/01/45 (a)	100,000	81,121
4.88%, 04/15/49 (a)	100,000	85,734
Welltower OP LLC
4.00%, 06/01/25 (a)	350,000	344,127
4.25%, 04/01/26 (a)	400,000	392,184
2.70%, 02/15/27 (a)	100,000	93,818
4.25%, 04/15/28 (a)	250,000	242,734
4.13%, 03/15/29 (a)	300,000	287,283
3.10%, 01/15/30 (a)	150,000	135,160
2.75%, 01/15/31 (a)	265,000	228,264
6.50%, 03/15/41 (a)	250,000	273,276
4.95%, 09/01/48 (a)	150,000	138,837
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	93,367
2.40%, 02/01/31 (a)	200,000	166,319
2.45%, 02/01/32 (a)	100,000	80,667
2.25%, 04/01/33 (a)	150,000	116,495
		49,568,354
		616,676,528

Industrial 14.3%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	237,099
1.85%, 05/15/27 (a)	300,000	275,587
4.60%, 02/08/29 (a)	200,000	199,036
2.05%, 05/15/30 (a)	125,000	107,114
4.80%, 03/03/33 (a)	150,000	149,417
4.85%, 02/08/34 (a)	300,000	297,161
2.70%, 05/15/40 (a)	300,000	219,048
2.80%, 05/15/50 (a)	300,000	202,061

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	196,318
5.05%, 06/01/32 (a)(c)	200,000	192,192
5.45%, 12/01/44 (a)	160,000	148,408
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	100,000	90,146
3.75%, 10/01/30 (a)	310,000	270,536
ArcelorMittal SA
4.55%, 03/11/26	150,000	147,719
6.55%, 11/29/27 (a)	350,000	363,476
4.25%, 07/16/29	150,000	143,309
6.80%, 11/29/32 (a)	300,000	321,099
7.00%, 10/15/39	190,000	206,902
6.75%, 03/01/41 (g)	125,000	130,408
Barrick North America Finance LLC
5.70%, 05/30/41	300,000	308,216
5.75%, 05/01/43	200,000	207,059
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	415,768
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	200,000	199,371
6.42%, 03/01/26	100,000	102,369
5.25%, 09/08/26	250,000	251,595
4.75%, 02/28/28 (a)	250,000	249,524
5.10%, 09/08/28 (a)	250,000	252,766
5.25%, 09/08/30 (a)	250,000	254,161
4.90%, 02/28/33 (a)	200,000	198,462
5.25%, 09/08/33 (a)	400,000	404,962
4.13%, 02/24/42	275,000	240,212
5.00%, 09/30/43	700,000	674,527
5.50%, 09/08/53 (a)	300,000	310,239
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	141,694
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	250,000	227,759
6.17%, 07/15/27 (a)	590,000	601,050
6.35%, 11/15/28 (a)	250,000	259,456
6.33%, 07/15/29 (a)	200,000	207,512
6.55%, 11/15/30 (a)	250,000	263,319
6.38%, 07/15/32 (a)	335,000	348,087
6.70%, 11/15/33 (a)	100,000	106,666
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,411
5.50%, 11/02/47 (a)	200,000	170,306
CF Industries, Inc.
5.15%, 03/15/34	300,000	295,691
4.95%, 06/01/43	100,000	89,715
5.38%, 03/15/44	250,000	235,353
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	49,932
7.38%, 11/01/29	300,000	334,111
2.10%, 11/15/30 (a)	250,000	211,190
6.30%, 03/15/33 (a)	175,000	188,758
5.15%, 02/15/34 (a)	150,000	149,638
4.25%, 10/01/34 (a)	200,000	184,449
9.40%, 05/15/39	100,000	134,972
5.25%, 11/15/41 (a)	100,000	95,330
4.38%, 11/15/42 (a)	450,000	384,347
4.63%, 10/01/44 (a)	150,000	132,278
5.55%, 11/30/48 (a)	300,000	293,601
4.80%, 05/15/49 (a)	200,000	176,138
3.60%, 11/15/50 (a)	350,000	255,210
6.90%, 05/15/53 (a)	250,000	289,519
5.60%, 02/15/54 (a)	150,000	149,537
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	520,000	513,294
4.73%, 11/15/28 (a)	650,000	649,341
5.32%, 11/15/38 (a)	450,000	449,272
5.42%, 11/15/48 (a)	605,000	604,681
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	97,519
5.63%, 02/20/34 (a)	200,000	201,284
4.80%, 09/01/42 (a)	300,000	263,732
4.65%, 10/15/44 (a)	270,000	230,301
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	285,108
3.25%, 12/01/27 (a)	350,000	332,483
4.80%, 03/24/30 (a)	50,000	50,275
1.30%, 01/30/31 (a)	310,000	248,380
2.13%, 02/01/32 (a)	305,000	253,473
2.13%, 08/15/50 (a)	250,000	146,436
2.70%, 12/15/51 (a)	350,000	226,619
2.75%, 08/18/55 (a)	264,000	168,438
EIDP, Inc.
1.70%, 07/15/25 (a)	250,000	238,726
2.30%, 07/15/30 (a)	150,000	129,178
4.80%, 05/15/33 (a)	200,000	197,624
FMC Corp.
5.15%, 05/18/26 (a)	175,000	174,177
3.20%, 10/01/26 (a)	150,000	141,777
3.45%, 10/01/29 (a)	180,000	162,165
4.50%, 10/01/49 (a)	245,000	189,044
6.38%, 05/18/53 (a)	160,000	159,480
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	149,000
4.13%, 03/01/28 (a)	250,000	239,307
4.38%, 08/01/28 (a)	150,000	144,681
5.25%, 09/01/29 (a)	150,000	150,852
4.25%, 03/01/30 (a)	200,000	189,518
4.63%, 08/01/30 (a)	210,000	202,126
5.40%, 11/14/34 (a)	200,000	198,054
5.45%, 03/15/43 (a)	250,000	239,577
Georgia-Pacific LLC
7.75%, 11/15/29	200,000	228,325
8.88%, 05/15/31	50,000	61,869
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	191,118
2.95%, 06/15/31 (a)	125,000	104,281
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	96,955
4.38%, 06/01/47 (a)	140,000	108,515
5.00%, 09/26/48 (a)	250,000	214,327
International Paper Co.
5.00%, 09/15/35 (a)	175,000	171,058
7.30%, 11/15/39	100,000	116,654
6.00%, 11/15/41 (a)	225,000	232,565
4.80%, 06/15/44 (a)	135,000	122,004
5.15%, 05/15/46 (a)	100,000	95,463
4.40%, 08/15/47 (a)	250,000	210,242
4.35%, 08/15/48 (a)	200,000	168,989
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	146,636
Linde, Inc.
3.20%, 01/30/26 (a)	250,000	242,495
1.10%, 08/10/30 (a)	200,000	161,785
3.55%, 11/07/42 (a)	150,000	122,303
2.00%, 08/10/50 (a)	200,000	113,372
Lubrizol Corp.
6.50%, 10/01/34	100,000	113,284

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance BV
5.25%, 07/15/43	225,000	210,876
4.88%, 03/15/44 (a)	250,000	222,480
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	190,943
LYB International Finance III LLC
1.25%, 10/01/25 (a)	135,000	126,815
2.25%, 10/01/30 (a)	100,000	84,453
5.63%, 05/15/33 (a)	200,000	204,997
3.38%, 10/01/40 (a)	200,000	149,981
4.20%, 10/15/49 (a)	150,000	117,116
4.20%, 05/01/50 (a)	300,000	234,513
3.63%, 04/01/51 (a)	300,000	212,362
3.80%, 10/01/60 (a)	250,000	174,622
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	250,244
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	241,309
5.45%, 11/15/33 (a)	150,000	150,135
4.88%, 11/15/41 (a)	100,000	89,871
5.63%, 11/15/43 (a)	150,000	146,862
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	126,470
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	224,707
2.25%, 10/01/30 (a)	300,000	255,952
2.60%, 07/15/32 (a)	75,000	62,788
5.88%, 04/01/35	150,000	156,905
6.25%, 10/01/39	325,000	348,095
4.88%, 03/15/42 (a)	300,000	279,304
5.45%, 06/09/44 (a)	100,000	98,548
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)(d)	200,000	180,930
5.35%, 03/15/34 (a)(d)	250,000	251,601
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	240,423
3.95%, 05/01/28 (a)	200,000	193,631
2.70%, 06/01/30 (a)	250,000	222,060
3.13%, 04/01/32 (a)	200,000	176,353
6.40%, 12/01/37	100,000	110,538
3.85%, 04/01/52 (a)	175,000	139,382
2.98%, 12/15/55 (a)	400,000	259,361
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,534
5.95%, 11/07/25	150,000	151,307
4.00%, 12/15/26 (a)	350,000	339,634
4.20%, 04/01/29 (a)	250,000	241,612
4.13%, 03/15/35 (a)	250,000	227,334
5.88%, 12/01/36	125,000	130,219
5.63%, 12/01/40	50,000	49,599
6.13%, 01/15/41 (a)	300,000	311,209
4.90%, 06/01/43 (a)	200,000	181,882
5.25%, 01/15/45 (a)	155,000	146,436
5.00%, 04/01/49 (a)	125,000	114,119
3.95%, 05/13/50 (a)	275,000	214,811
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	190,187
4.05%, 12/15/49 (a)	150,000	120,255
3.05%, 10/01/51 (a)	200,000	136,272
PPG Industries, Inc.
3.75%, 03/15/28 (a)	325,000	312,894
2.80%, 08/15/29 (a)	175,000	158,078
2.55%, 06/15/30 (a)	100,000	87,297
Rayonier LP
2.75%, 05/17/31 (a)	150,000	124,088
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reliance, Inc.
1.30%, 08/15/25 (a)	75,000	71,025
2.15%, 08/15/30 (a)	250,000	210,400
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	315,947
6.13%, 12/15/33	250,000	269,051
5.75%, 06/01/35	50,000	52,414
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	272,750
5.20%, 11/02/40	350,000	349,432
2.75%, 11/02/51 (a)	300,000	193,671
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	189,706
4.13%, 08/21/42 (a)	225,000	195,904
5.13%, 03/09/53 (a)	300,000	291,947
Rohm & Haas Co.
7.85%, 07/15/29	200,000	223,394
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	239,273
4.25%, 01/15/48 (a)	250,000	207,985
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	160,000	156,061
3.95%, 01/15/26 (a)	100,000	97,971
3.45%, 06/01/27 (a)	450,000	430,211
2.95%, 08/15/29 (a)	200,000	181,508
2.30%, 05/15/30 (a)	200,000	171,868
2.20%, 03/15/32 (a)	100,000	81,626
4.55%, 08/01/45 (a)	175,000	153,059
4.50%, 06/01/47 (a)	400,000	351,057
3.80%, 08/15/49 (a)	200,000	157,756
3.30%, 05/15/50 (a)	200,000	141,418
2.90%, 03/15/52 (a)	100,000	65,420
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	199,767
5.44%, 04/03/34 (a)(d)	280,000	280,497
5.78%, 04/03/54 (a)(d)	285,000	289,333
Southern Copper Corp.
3.88%, 04/23/25	150,000	147,127
7.50%, 07/27/35	350,000	406,058
6.75%, 04/16/40	200,000	221,652
5.25%, 11/08/42	375,000	355,777
5.88%, 04/23/45	495,000	498,282
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	100,000	96,310
5.00%, 12/15/26 (a)	125,000	124,220
1.65%, 10/15/27 (a)	100,000	89,187
3.45%, 04/15/30 (a)	200,000	183,593
3.25%, 01/15/31 (a)	150,000	133,783
3.25%, 10/15/50 (a)	150,000	99,992
Suzano Austria GmbH
6.00%, 01/15/29 (a)	600,000	603,339
5.00%, 01/15/30 (a)	300,000	288,137
3.75%, 01/15/31 (a)	325,000	287,518
3.13%, 01/15/32 (a)	330,000	274,276
Suzano International Finance BV
5.50%, 01/17/27	200,000	199,628
Teck Resources Ltd.
3.90%, 07/15/30 (a)	225,000	207,660
6.13%, 10/01/35	150,000	155,047
6.00%, 08/15/40 (a)	240,000	241,212
5.40%, 02/01/43 (a)	100,000	93,255
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	254,478
3.75%, 07/08/30 (a)	500,000	449,725
6.13%, 06/12/33 (a)	455,000	459,570
8.25%, 01/17/34	150,000	176,539

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 11/21/36	433,000	461,994
6.88%, 11/10/39	400,000	427,984
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	177,993
3.38%, 06/15/30 (a)	100,000	89,990
2.88%, 08/15/41 (a)	75,000	52,011
5.00%, 08/15/46 (a)	150,000	134,166
4.38%, 11/15/47 (a)	130,000	108,082
3.13%, 08/15/51 (a)	200,000	129,461
3.38%, 08/15/61 (a)	210,000	133,487
WestRock MWV LLC
8.20%, 01/15/30	190,000	217,354
Weyerhaeuser Co.
4.75%, 05/15/26	225,000	222,972
6.95%, 10/01/27	150,000	158,343
4.00%, 11/15/29 (a)	325,000	307,005
4.00%, 04/15/30 (a)	100,000	94,567
7.38%, 03/15/32	185,000	210,814
3.38%, 03/09/33 (a)	185,000	161,766
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	246,849
3.90%, 06/01/28 (a)	250,000	238,580
4.90%, 03/15/29 (a)	300,000	297,927
4.20%, 06/01/32 (a)	150,000	141,519
3.00%, 06/15/33 (a)	250,000	211,856
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	158,079
		50,516,467
Capital Goods 1.3%
3M Co.
2.65%, 04/15/25 (a)	150,000	145,665
3.00%, 08/07/25	200,000	194,301
2.25%, 09/19/26 (a)	175,000	163,321
2.88%, 10/15/27 (a)(c)	300,000	279,558
3.38%, 03/01/29 (a)	250,000	232,387
2.38%, 08/26/29 (a)	300,000	263,274
3.05%, 04/15/30 (a)	200,000	179,810
3.88%, 06/15/44	75,000	59,251
3.13%, 09/19/46 (a)(c)	200,000	138,643
3.63%, 10/15/47 (a)	150,000	110,705
4.00%, 09/14/48 (a)(c)	400,000	321,600
3.25%, 08/26/49 (a)(c)	350,000	242,187
3.70%, 04/15/50 (a)	185,000	137,776
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	150,000	146,904
4.38%, 05/08/42	150,000	136,707
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	165,819
AGCO Corp.
5.80%, 03/21/34 (a)	200,000	202,504
Allegion PLC
3.50%, 10/01/29 (a)	110,000	101,381
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	200,000	200,681
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	77,162
4.50%, 05/15/28 (a)	150,000	146,299
5.63%, 05/26/33 (a)	150,000	154,162
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	98,200
2.63%, 06/19/30 (a)	250,000	215,446
2.69%, 05/25/31 (a)	250,000	212,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	97,496
2.80%, 02/15/30 (a)	300,000	268,523
2.20%, 09/15/31 (a)	250,000	207,092
AptarGroup, Inc.
3.60%, 03/15/32 (a)	150,000	132,403
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	197,813
2.65%, 04/30/30 (a)	200,000	174,957
5.75%, 03/15/33 (a)	100,000	104,369
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	468,189
1.65%, 01/15/27 (a)	200,000	181,667
5.50%, 04/15/28 (a)	130,000	131,031
5.65%, 01/15/34 (a)(d)	150,000	149,314
Boeing Co.
4.88%, 05/01/25 (a)	1,075,000	1,063,076
2.60%, 10/30/25 (a)	100,000	95,211
2.75%, 02/01/26 (a)	200,000	189,677
2.20%, 02/04/26 (a)	1,525,000	1,428,300
3.10%, 05/01/26 (a)	200,000	189,996
2.25%, 06/15/26 (a)	135,000	125,399
2.70%, 02/01/27 (a)	300,000	276,536
2.80%, 03/01/27 (a)	150,000	138,847
5.04%, 05/01/27 (a)	550,000	539,681
3.25%, 02/01/28 (a)	200,000	184,121
3.25%, 03/01/28 (a)	115,000	105,547
3.45%, 11/01/28 (a)	150,000	137,218
3.20%, 03/01/29 (a)	300,000	268,240
2.95%, 02/01/30 (a)	200,000	172,854
5.15%, 05/01/30 (a)	1,150,000	1,113,440
3.63%, 02/01/31 (a)	450,000	396,363
6.13%, 02/15/33	135,000	137,917
3.60%, 05/01/34 (a)	250,000	207,550
3.25%, 02/01/35 (a)	250,000	197,128
6.63%, 02/15/38	125,000	130,705
3.55%, 03/01/38 (a)	130,000	98,334
3.50%, 03/01/39 (a)	125,000	92,852
6.88%, 03/15/39	100,000	106,509
5.88%, 02/15/40	200,000	192,590
5.71%, 05/01/40 (a)	850,000	814,168
3.38%, 06/15/46 (a)	150,000	101,745
3.65%, 03/01/47 (a)	45,000	31,599
3.63%, 03/01/48 (a)	125,000	85,466
3.85%, 11/01/48 (a)	100,000	70,697
3.90%, 05/01/49 (a)	200,000	142,752
3.75%, 02/01/50 (a)	400,000	278,748
5.81%, 05/01/50 (a)	1,500,000	1,420,469
3.83%, 03/01/59 (a)	100,000	66,601
3.95%, 08/01/59 (a)	300,000	205,464
5.93%, 05/01/60 (a)	950,000	891,479
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	143,184
2.75%, 03/01/30 (a)	250,000	220,102
Carrier Global Corp.
5.80%, 11/30/25	300,000	302,042
2.49%, 02/15/27 (a)	89,000	82,985
2.72%, 02/15/30 (a)	600,000	530,825
2.70%, 02/15/31 (a)(d)	250,000	215,230
5.90%, 03/15/34 (a)	250,000	263,023
3.38%, 04/05/40 (a)	510,000	399,531
3.58%, 04/05/50 (a)(d)	500,000	373,200
6.20%, 03/15/54 (a)	300,000	330,710
Caterpillar Financial Services Corp.
3.40%, 05/13/25	400,000	392,301
1.45%, 05/15/25	300,000	287,737
5.15%, 08/11/25	300,000	300,227

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 08/12/25	250,000	245,171
0.80%, 11/13/25	500,000	468,115
4.80%, 01/06/26	150,000	149,838
5.05%, 02/27/26	250,000	250,389
0.90%, 03/02/26	400,000	370,614
4.35%, 05/15/26	150,000	148,451
1.70%, 01/08/27	550,000	507,186
4.50%, 01/08/27	200,000	198,795
1.10%, 09/14/27	285,000	252,665
Caterpillar, Inc.
2.60%, 04/09/30 (a)	250,000	223,679
6.05%, 08/15/36	150,000	165,313
5.20%, 05/27/41	225,000	226,526
3.80%, 08/15/42	525,000	443,228
4.30%, 05/15/44 (a)	175,000	159,449
3.25%, 09/19/49 (a)	335,000	248,614
3.25%, 04/09/50 (a)	400,000	298,069
4.75%, 05/15/64 (a)	150,000	139,384
CNH Industrial Capital LLC
3.95%, 05/23/25	450,000	441,931
1.88%, 01/15/26 (a)	220,000	207,040
1.45%, 07/15/26 (a)	150,000	137,762
4.55%, 04/10/28 (a)	220,000	215,706
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	240,131
Deere & Co.
2.75%, 04/15/25 (a)	200,000	195,120
5.38%, 10/16/29	250,000	260,638
3.10%, 04/15/30 (a)	350,000	319,804
7.13%, 03/03/31	150,000	172,085
3.90%, 06/09/42 (a)	250,000	216,254
2.88%, 09/07/49 (a)	200,000	141,391
3.75%, 04/15/50 (a)	300,000	248,511
Dover Corp.
2.95%, 11/04/29 (a)	150,000	135,491
5.38%, 10/15/35	100,000	103,167
5.38%, 03/01/41 (a)	100,000	99,695
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	210,474
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	189,683
4.00%, 11/02/32	300,000	283,744
4.15%, 03/15/33 (a)	300,000	284,795
4.15%, 11/02/42	300,000	263,670
3.92%, 09/15/47 (a)	100,000	82,278
4.70%, 08/23/52 (a)	200,000	187,048
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	226,901
1.80%, 10/15/27 (a)	200,000	180,868
1.95%, 10/15/30 (a)	250,000	212,330
2.20%, 12/21/31 (a)	450,000	377,149
5.25%, 11/15/39	150,000	152,819
2.75%, 10/15/50 (a)	150,000	97,123
2.80%, 12/21/51 (a)	300,000	196,629
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	178,322
2.80%, 01/15/32 (a)	100,000	83,100
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	239,214
4.30%, 06/15/46 (a)	200,000	167,701
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	150,000	147,169
3.25%, 09/15/29 (a)	275,000	250,649
4.00%, 03/25/32 (a)	100,000	91,492
5.88%, 06/01/33 (a)	175,000	178,721
4.50%, 03/25/52 (a)	125,000	102,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	194,199
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	300,000	282,517
General Dynamics Corp.
3.25%, 04/01/25 (a)	250,000	245,327
3.50%, 05/15/25 (a)	225,000	221,080
1.15%, 06/01/26 (a)	125,000	115,257
2.13%, 08/15/26 (a)	150,000	140,720
3.50%, 04/01/27 (a)	200,000	193,336
2.63%, 11/15/27 (a)	150,000	139,448
3.75%, 05/15/28 (a)	300,000	290,886
3.63%, 04/01/30 (a)	300,000	282,390
2.25%, 06/01/31 (a)	150,000	127,300
4.25%, 04/01/40 (a)	250,000	226,766
2.85%, 06/01/41 (a)	125,000	92,630
3.60%, 11/15/42 (a)	175,000	142,434
4.25%, 04/01/50 (a)	185,000	161,913
General Electric Co.
6.75%, 03/15/32	500,000	557,673
5.88%, 01/14/38	200,000	213,058
6.88%, 01/10/39	100,000	118,751
4.35%, 05/01/50 (a)(c)	225,000	197,173
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	151,023
5.35%, 08/01/33 (a)	150,000	150,556
Hexcel Corp.
4.95%, 08/15/25 (a)	175,000	174,160
4.20%, 02/15/27 (a)	150,000	143,173
Honeywell International, Inc.
1.35%, 06/01/25 (a)	400,000	383,402
2.50%, 11/01/26 (a)	450,000	425,215
1.10%, 03/01/27 (a)	275,000	248,608
4.95%, 02/15/28 (a)	150,000	151,774
4.25%, 01/15/29 (a)	250,000	246,246
2.70%, 08/15/29 (a)	250,000	226,882
4.88%, 09/01/29 (a)	50,000	50,359
1.95%, 06/01/30 (a)	300,000	256,036
1.75%, 09/01/31 (a)	450,000	365,649
4.95%, 09/01/31 (a)	140,000	141,035
5.00%, 02/15/33 (a)	350,000	354,141
5.00%, 03/01/35 (a)	315,000	316,185
5.70%, 03/15/36	225,000	239,566
5.70%, 03/15/37	150,000	158,905
3.81%, 11/21/47 (a)	200,000	162,092
2.80%, 06/01/50 (a)	250,000	173,580
5.25%, 03/01/54 (a)	500,000	504,149
5.35%, 03/01/64 (a)	100,000	101,455
Howmet Aerospace, Inc.
6.88%, 05/01/25 (a)	200,000	202,325
5.90%, 02/01/27	125,000	126,910
6.75%, 01/15/28	125,000	130,764
3.00%, 01/15/29 (a)	200,000	180,893
5.95%, 02/01/37	175,000	181,430
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,328
3.15%, 08/15/27 (a)	100,000	94,461
3.50%, 02/15/28 (a)	195,000	185,306
2.30%, 03/15/31 (a)	150,000	125,321
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	100,000	98,148
3.48%, 12/01/27 (a)	190,000	178,634
2.04%, 08/16/28 (a)	100,000	87,452
4.20%, 05/01/30 (a)	250,000	234,851
IDEX Corp.
3.00%, 05/01/30 (a)	300,000	265,192

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	300,000	284,576
4.88%, 09/15/41 (a)	150,000	146,816
3.90%, 09/01/42 (a)	350,000	302,406
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	150,000	152,201
5.70%, 08/14/33 (a)	250,000	256,552
John Deere Capital Corp.
3.40%, 06/06/25	735,000	720,784
4.05%, 09/08/25	225,000	221,954
5.30%, 09/08/25	400,000	401,498
3.40%, 09/11/25	200,000	195,364
4.80%, 01/09/26	350,000	349,112
0.70%, 01/15/26	200,000	185,798
2.65%, 06/10/26	200,000	190,874
1.05%, 06/17/26	350,000	322,151
2.25%, 09/14/26	400,000	375,910
1.75%, 03/09/27	150,000	137,784
2.80%, 09/08/27	350,000	328,667
4.15%, 09/15/27	250,000	245,719
3.05%, 01/06/28	350,000	331,429
4.75%, 01/20/28	325,000	325,906
1.50%, 03/06/28	135,000	119,609
3.45%, 03/07/29	400,000	378,681
2.80%, 07/18/29	400,000	365,164
2.45%, 01/09/30	300,000	265,770
4.70%, 06/10/30	400,000	398,469
2.00%, 06/17/31	200,000	166,163
3.90%, 06/07/32	350,000	328,805
5.15%, 09/08/33	150,000	153,293
Johnson Controls International PLC
3.90%, 02/14/26 (a)	283,000	275,996
6.00%, 01/15/36	292,000	309,066
4.63%, 07/02/44 (a)	200,000	176,631
5.13%, 09/14/45 (a)	104,000	97,626
4.50%, 02/15/47 (a)	50,000	43,224
4.95%, 07/02/64 (a)(e)	50,000	44,948
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	123,448
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	196,603
2.80%, 03/01/31 (a)	50,000	42,484
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	196,676
3.85%, 12/15/26 (a)	150,000	145,234
5.40%, 01/15/27	250,000	251,819
4.40%, 06/15/28 (a)	495,000	482,404
5.05%, 06/01/29 (a)	200,000	199,385
2.90%, 12/15/29 (a)	150,000	133,856
1.80%, 01/15/31 (a)	300,000	243,555
5.40%, 07/31/33 (a)	450,000	453,078
5.35%, 06/01/34 (a)	225,000	224,875
4.85%, 04/27/35 (a)	100,000	95,856
6.15%, 12/15/40	75,000	79,596
5.05%, 04/27/45 (a)	150,000	141,381
5.60%, 07/31/53 (a)	150,000	152,749
Lafarge SA
7.13%, 07/15/36	150,000	167,220
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	175,000	163,900
4.40%, 03/15/29 (a)	176,000	165,352
3.50%, 11/15/51 (a)	160,000	108,726
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	94,601
1.70%, 08/01/27 (a)	130,000	116,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	219,636
5.10%, 11/15/27 (a)	450,000	455,837
4.50%, 02/15/29 (a)	150,000	148,767
1.85%, 06/15/30 (a)	150,000	126,621
3.90%, 06/15/32 (a)	300,000	281,952
5.25%, 01/15/33 (a)	250,000	257,118
4.75%, 02/15/34 (a)	300,000	296,216
3.60%, 03/01/35 (a)	150,000	133,010
4.50%, 05/15/36 (a)	125,000	119,021
6.15%, 09/01/36	200,000	218,880
5.72%, 06/01/40	150,000	158,509
4.07%, 12/15/42	400,000	347,077
3.80%, 03/01/45 (a)	350,000	287,504
4.70%, 05/15/46 (a)	425,000	397,142
2.80%, 06/15/50 (a)	300,000	199,272
4.09%, 09/15/52 (a)	400,000	336,160
4.15%, 06/15/53 (a)	225,000	189,913
5.70%, 11/15/54 (a)	250,000	266,769
4.30%, 06/15/62 (a)	285,000	242,092
5.90%, 11/15/63 (a)	200,000	219,588
5.20%, 02/15/64 (a)	200,000	198,233
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	23,936
3.50%, 12/15/27 (a)	200,000	190,953
2.50%, 03/15/30 (a)	150,000	131,056
2.40%, 07/15/31 (a)	300,000	251,984
4.25%, 12/15/47 (a)	175,000	147,645
3.20%, 07/15/51 (a)	250,000	175,460
Masco Corp.
1.50%, 02/15/28 (a)	150,000	131,456
2.00%, 10/01/30 (a)	300,000	246,204
4.50%, 05/15/47 (a)	175,000	149,879
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	175,000	161,548
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	156,732
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	310,949
3.25%, 01/15/28 (a)	450,000	425,377
4.40%, 05/01/30 (a)	200,000	194,702
4.70%, 03/15/33 (a)	250,000	244,424
4.90%, 06/01/34 (a)	200,000	196,574
5.15%, 05/01/40 (a)	100,000	98,148
5.05%, 11/15/40	100,000	97,021
4.75%, 06/01/43	250,000	230,814
3.85%, 04/15/45 (a)	200,000	162,097
4.03%, 10/15/47 (a)	650,000	532,221
5.25%, 05/01/50 (a)	300,000	294,338
4.95%, 03/15/53 (a)	250,000	234,846
5.20%, 06/01/54 (a)	400,000	389,797
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	145,976
2.75%, 11/15/31 (a)	100,000	82,615
5.65%, 05/15/33 (a)	150,000	151,462
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	98,224
3.10%, 03/01/30 (a)	100,000	89,024
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	300,000	290,117
2.29%, 04/05/27 (a)	200,000	185,561
5.25%, 08/16/28 (a)	200,000	202,899
2.57%, 02/15/30 (a)	450,000	396,104
3.11%, 02/15/40 (a)	200,000	153,892
3.36%, 02/15/50 (a)	200,000	145,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
3.40%, 08/15/26 (a)	100,000	95,996
3.95%, 08/15/29 (a)	150,000	142,684
3.88%, 06/01/30 (a)	100,000	93,454
7.00%, 12/01/36	95,000	107,337
4.30%, 07/15/47 (a)	100,000	82,795
4.40%, 01/30/48 (a)	150,000	124,785
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,363
4.25%, 09/15/27 (a)	350,000	343,319
3.25%, 06/14/29 (a)	495,000	458,710
4.20%, 11/21/34 (a)	200,000	185,400
6.25%, 05/15/38	75,000	81,259
4.45%, 11/21/44 (a)	150,000	132,619
4.10%, 03/01/47 (a)	165,000	136,519
4.00%, 06/14/49 (a)	275,000	224,969
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	271,605
Precision Castparts Corp.
3.25%, 06/15/25 (a)	173,000	169,324
3.90%, 01/15/43 (a)	175,000	149,103
4.38%, 06/15/45 (a)	89,000	79,060
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	325,000	327,075
6.05%, 04/15/28 (a)(d)	350,000	355,383
6.30%, 02/15/30 (a)(d)	325,000	333,202
6.40%, 04/15/33 (a)(d)	400,000	415,617
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	93,281
2.90%, 07/01/26 (a)	200,000	191,769
3.38%, 11/15/27 (a)	300,000	285,358
3.95%, 05/15/28 (a)	75,000	72,592
4.88%, 04/01/29 (a)	250,000	250,600
2.30%, 03/01/30 (a)	200,000	173,235
1.45%, 02/15/31 (a)	275,000	219,282
1.75%, 02/15/32 (a)	250,000	197,936
5.00%, 12/15/33 (a)	150,000	149,050
5.00%, 04/01/34 (a)	250,000	248,123
6.20%, 03/01/40	100,000	108,997
5.70%, 05/15/41 (a)	75,000	77,731
3.05%, 03/01/50 (a)	150,000	104,332
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	150,000	142,819
1.75%, 08/15/31 (a)	150,000	121,155
4.20%, 03/01/49 (a)	100,000	86,316
2.80%, 08/15/61 (a)	150,000	90,552
RTX Corp.
3.95%, 08/16/25 (a)	400,000	393,491
5.00%, 02/27/26 (a)	250,000	249,597
2.65%, 11/01/26 (a)	200,000	188,630
5.75%, 11/08/26 (a)	400,000	406,374
3.50%, 03/15/27 (a)	200,000	192,218
3.13%, 05/04/27 (a)	350,000	331,649
7.20%, 08/15/27	50,000	53,563
4.13%, 11/16/28 (a)	875,000	846,977
7.50%, 09/15/29	150,000	167,280
2.25%, 07/01/30 (a)	250,000	213,759
6.00%, 03/15/31 (a)	500,000	525,889
1.90%, 09/01/31 (a)	350,000	282,427
5.15%, 02/27/33 (a)	350,000	350,945
6.10%, 03/15/34 (a)	500,000	534,902
5.40%, 05/01/35	225,000	229,503
6.05%, 06/01/36	150,000	158,168
6.13%, 07/15/38	160,000	170,655
4.45%, 11/16/38 (a)	200,000	180,328
5.70%, 04/15/40	150,000	152,849
4.88%, 10/15/40 (d)	150,000	140,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 12/15/41	150,000	135,622
4.50%, 06/01/42	1,000,000	893,509
4.80%, 12/15/43 (a)	125,000	114,027
4.15%, 05/15/45 (a)	175,000	145,582
3.75%, 11/01/46 (a)	375,000	291,302
4.35%, 04/15/47 (a)	250,000	213,070
4.05%, 05/04/47 (a)	185,000	151,106
4.63%, 11/16/48 (a)	450,000	400,575
3.13%, 07/01/50 (a)	350,000	239,777
2.82%, 09/01/51 (a)	325,000	207,293
3.03%, 03/15/52 (a)	360,000	238,947
5.38%, 02/27/53 (a)	200,000	197,116
6.40%, 03/15/54 (a)	500,000	566,536
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	72,402
4.10%, 03/01/48 (a)	190,000	161,148
3.10%, 05/01/50 (a)	175,000	124,475
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	179,030
2.85%, 02/01/32 (a)	100,000	84,960
5.75%, 11/01/40 (a)	230,000	233,059
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	144,800
6.00%, 03/06/28 (a)	125,000	128,991
4.25%, 11/15/28 (a)	150,000	145,622
2.30%, 03/15/30 (a)	250,000	211,848
3.00%, 05/15/32 (a)	300,000	254,913
5.20%, 09/01/40	100,000	95,613
4.85%, 11/15/48 (a)	150,000	132,120
2.75%, 11/15/50 (a)	210,000	124,658
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)(c)	150,000	139,708
2.25%, 04/01/28 (a)	200,000	180,046
2.75%, 04/01/31 (a)	300,000	257,177
Textron, Inc.
4.00%, 03/15/26 (a)	160,000	156,148
3.65%, 03/15/27 (a)	150,000	144,060
3.38%, 03/01/28 (a)	100,000	93,790
3.90%, 09/17/29 (a)	185,000	173,863
2.45%, 03/15/31 (a)	150,000	126,420
Timken Co.
4.50%, 12/15/28 (a)	150,000	147,284
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	190,478
5.25%, 03/03/33 (a)	200,000	203,120
4.65%, 11/01/44 (a)	100,000	91,183
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	300,000	287,205
5.75%, 06/15/43	150,000	156,303
4.30%, 02/21/48 (a)	150,000	128,738
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	120,000	105,844
5.25%, 10/01/54 (a)	100,000	88,776
Veralto Corp.
5.50%, 09/18/26 (a)(d)	200,000	200,820
5.35%, 09/18/28 (a)(d)	200,000	203,286
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	139,324
2.40%, 04/01/28 (a)	165,000	146,347
2.95%, 04/01/31 (a)	175,000	146,463
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	145,446
3.50%, 06/01/30 (a)	250,000	229,483
4.50%, 06/15/47 (a)	200,000	173,945
4.70%, 03/01/48 (a)	175,000	157,405

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	195,086
3.50%, 05/01/29 (a)	184,000	173,184
2.60%, 02/01/30 (a)	200,000	177,193
2.20%, 01/15/32 (a)	250,000	205,028
3.20%, 06/01/32 (a)	100,000	88,197
5.00%, 03/01/34 (a)	200,000	198,376
3.05%, 04/01/50 (a)	175,000	120,275
2.95%, 01/15/52 (a)	300,000	201,375
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	280,117
3.15%, 11/15/27 (a)	300,000	284,489
1.15%, 03/15/28 (a)	250,000	218,029
2.00%, 06/01/29 (a)	140,000	122,880
4.63%, 02/15/30 (a)	250,000	249,057
1.50%, 03/15/31 (a)	200,000	161,113
4.15%, 04/15/32 (a)	200,000	191,259
4.63%, 02/15/33 (a)	150,000	146,966
4.88%, 02/15/34 (a)	350,000	348,152
4.10%, 03/01/45 (a)	150,000	130,797
4.15%, 07/15/49 (a)	250,000	214,839
2.50%, 11/15/50 (a)	250,000	156,365
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	194,256
3.45%, 11/15/26 (a)	200,000	191,335
4.70%, 09/15/28 (a)(g)	450,000	443,117
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	181,796
4.20%, 05/15/47 (a)	300,000	261,676
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	152,889
1.95%, 01/30/28 (a)	100,000	89,838
2.25%, 01/30/31 (a)	150,000	126,591
4.38%, 11/01/46 (a)	145,000	124,690
		98,515,143
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	300,000	280,460
2.88%, 05/07/30 (a)	225,000	199,061
6.38%, 03/01/35	350,000	382,606
6.13%, 11/15/37	125,000	133,418
6.13%, 03/30/40	650,000	687,076
4.38%, 07/16/42	350,000	306,646
4.38%, 04/22/49 (a)	350,000	301,998
American Tower Corp.
4.00%, 06/01/25 (a)	100,000	98,218
4.40%, 02/15/26 (a)	300,000	295,068
1.60%, 04/15/26 (a)	360,000	334,478
1.45%, 09/15/26 (a)	15,000	13,690
3.38%, 10/15/26 (a)	425,000	406,273
2.75%, 01/15/27 (a)	65,000	60,895
3.13%, 01/15/27 (a)	150,000	141,948
3.65%, 03/15/27 (a)	225,000	215,778
3.55%, 07/15/27 (a)	450,000	428,090
3.60%, 01/15/28 (a)	300,000	283,639
1.50%, 01/31/28 (a)	250,000	218,336
5.80%, 11/15/28 (a)	205,000	210,060
3.95%, 03/15/29 (a)	610,000	576,689
3.80%, 08/15/29 (a)	395,000	368,771
2.90%, 01/15/30 (a)	225,000	198,322
1.88%, 10/15/30 (a)	400,000	324,568
2.70%, 04/15/31 (a)	200,000	169,653
2.30%, 09/15/31 (a)	200,000	163,193
4.05%, 03/15/32 (a)	250,000	229,168
5.65%, 03/15/33 (a)	200,000	203,376
5.55%, 07/15/33 (a)	350,000	352,897
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 10/15/49 (a)	135,000	100,462
3.10%, 06/15/50 (a)	325,000	216,736
2.95%, 01/15/51 (a)(c)	275,000	177,939
AT&T, Inc.
3.88%, 01/15/26 (a)	125,000	122,200
5.54%, 02/20/26 (a)	300,000	299,949
1.70%, 03/25/26 (a)	850,000	794,833
2.95%, 07/15/26 (a)	100,000	95,277
3.80%, 02/15/27 (a)	250,000	242,091
4.25%, 03/01/27 (a)	470,000	461,666
2.30%, 06/01/27 (a)	700,000	645,231
1.65%, 02/01/28 (a)	700,000	620,207
4.10%, 02/15/28 (a)	350,000	339,572
4.35%, 03/01/29 (a)	850,000	828,640
4.30%, 02/15/30 (a)	800,000	768,288
2.75%, 06/01/31 (a)	900,000	775,496
2.25%, 02/01/32 (a)	800,000	650,999
2.55%, 12/01/33 (a)	1,041,000	834,747
5.40%, 02/15/34 (a)	765,000	775,093
4.50%, 05/15/35 (a)	710,000	662,957
5.25%, 03/01/37 (a)	300,000	295,944
4.90%, 08/15/37 (a)	239,000	226,871
6.30%, 01/15/38	300,000	321,042
4.85%, 03/01/39 (a)	300,000	280,298
5.35%, 09/01/40	175,000	171,421
3.50%, 06/01/41 (a)	700,000	546,514
5.55%, 08/15/41	175,000	176,730
4.30%, 12/15/42 (a)	450,000	387,665
3.10%, 02/01/43 (a)(c)	300,000	222,715
4.65%, 06/01/44 (a)	230,000	202,933
4.80%, 06/15/44 (a)	50,000	45,017
4.35%, 06/15/45 (a)	350,000	298,647
4.75%, 05/15/46 (a)	550,000	493,341
5.15%, 11/15/46 (a)	300,000	284,090
5.65%, 02/15/47 (a)	250,000	255,308
5.45%, 03/01/47 (a)	128,000	127,056
4.50%, 03/09/48 (a)	500,000	426,432
4.55%, 03/09/49 (a)	309,000	265,214
5.15%, 02/15/50 (a)	200,000	186,546
3.65%, 06/01/51 (a)	875,000	642,938
3.30%, 02/01/52 (a)	275,000	190,609
3.50%, 09/15/53 (a)	2,115,000	1,495,109
3.55%, 09/15/55 (a)	2,105,000	1,471,674
3.80%, 12/01/57 (a)	1,700,000	1,231,478
3.65%, 09/15/59 (a)	1,820,000	1,268,480
3.85%, 06/01/60 (a)	400,000	290,224
3.50%, 02/01/61 (a)	100,000	68,628
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	300,000	298,068
4.46%, 04/01/48 (a)	500,000	431,512
4.30%, 07/29/49 (a)	50,000	41,908
3.20%, 02/15/52 (a)	300,000	204,838
3.65%, 08/15/52 (a)	250,000	186,211
5.55%, 02/15/54 (a)	200,000	199,738
British Telecommunications PLC
5.13%, 12/04/28 (a)	425,000	428,087
9.63%, 12/15/30 (g)	700,000	858,829
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	1,265,000	1,250,196
6.15%, 11/10/26 (a)	310,000	312,408
3.75%, 02/15/28 (a)	315,000	292,326
4.20%, 03/15/28 (a)	300,000	282,715
2.25%, 01/15/29 (a)	350,000	297,932
5.05%, 03/30/29 (a)	375,000	361,646
2.80%, 04/01/31 (a)	500,000	409,626
2.30%, 02/01/32 (a)	315,000	243,282
4.40%, 04/01/33 (a)	150,000	132,994

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.65%, 02/01/34 (a)	50,000	51,258
6.38%, 10/23/35 (a)	600,000	593,782
5.38%, 04/01/38 (a)	275,000	239,582
3.50%, 06/01/41 (a)	300,000	202,108
3.50%, 03/01/42 (a)	400,000	266,957
6.48%, 10/23/45 (a)	1,000,000	928,668
5.38%, 05/01/47 (a)	700,000	565,841
5.75%, 04/01/48 (a)	700,000	589,361
5.13%, 07/01/49 (a)	375,000	291,240
4.80%, 03/01/50 (a)	800,000	592,520
3.70%, 04/01/51 (a)	625,000	387,071
3.90%, 06/01/52 (a)	700,000	446,143
5.25%, 04/01/53 (a)	450,000	356,477
6.83%, 10/23/55 (a)	160,000	154,043
3.85%, 04/01/61 (a)	550,000	326,366
4.40%, 12/01/61 (a)	405,000	265,040
3.95%, 06/30/62 (a)	385,000	232,884
5.50%, 04/01/63 (a)	300,000	235,670
Comcast Corp.
3.38%, 08/15/25 (a)	125,000	122,220
3.95%, 10/15/25 (a)	940,000	924,597
5.25%, 11/07/25	300,000	301,263
3.15%, 03/01/26 (a)	500,000	484,322
2.35%, 01/15/27 (a)	450,000	421,033
3.30%, 02/01/27 (a)	380,000	364,719
3.30%, 04/01/27 (a)	25,000	23,928
5.35%, 11/15/27 (a)	200,000	203,888
3.15%, 02/15/28 (a)	500,000	471,683
3.55%, 05/01/28 (a)	292,000	278,690
4.15%, 10/15/28 (a)	1,200,000	1,171,813
2.65%, 02/01/30 (a)	500,000	445,044
3.40%, 04/01/30 (a)	500,000	462,913
4.25%, 10/15/30 (a)	425,000	410,825
1.95%, 01/15/31 (a)	600,000	498,532
1.50%, 02/15/31 (a)	500,000	403,873
5.50%, 11/15/32 (a)	350,000	363,011
4.25%, 01/15/33	550,000	521,014
4.65%, 02/15/33 (a)	300,000	294,520
7.05%, 03/15/33	250,000	283,415
4.80%, 05/15/33 (a)	300,000	296,259
4.20%, 08/15/34 (a)	350,000	326,316
5.65%, 06/15/35	300,000	313,243
4.40%, 08/15/35 (a)	230,000	216,012
6.50%, 11/15/35	150,000	166,486
3.20%, 07/15/36 (a)	375,000	308,305
6.95%, 08/15/37	50,000	57,579
3.90%, 03/01/38 (a)	350,000	305,173
4.60%, 10/15/38 (a)	300,000	280,567
3.25%, 11/01/39 (a)	425,000	333,432
3.75%, 04/01/40 (a)	450,000	374,218
4.65%, 07/15/42	150,000	137,519
4.75%, 03/01/44	125,000	114,968
4.60%, 08/15/45 (a)	250,000	223,909
3.40%, 07/15/46 (a)	400,000	298,705
4.00%, 08/15/47 (a)	276,000	224,406
3.97%, 11/01/47 (a)	598,000	481,205
4.00%, 03/01/48 (a)	300,000	243,847
4.70%, 10/15/48 (a)	550,000	503,988
4.00%, 11/01/49 (a)	600,000	485,817
3.45%, 02/01/50 (a)	550,000	403,833
2.80%, 01/15/51 (a)	500,000	320,460
2.89%, 11/01/51 (a)	1,433,000	931,617
2.45%, 08/15/52 (a)	300,000	176,131
4.05%, 11/01/52 (a)	303,000	244,188
5.35%, 05/15/53 (a)	300,000	297,828
2.94%, 11/01/56 (a)	1,688,000	1,063,689
4.95%, 10/15/58 (a)	300,000	281,009
2.65%, 08/15/62 (a)	350,000	199,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.99%, 11/01/63 (a)	1,100,000	676,509
5.50%, 05/15/64 (a)	300,000	300,916
Crown Castle, Inc.
4.45%, 02/15/26 (a)	300,000	295,061
3.70%, 06/15/26 (a)	250,000	241,518
1.05%, 07/15/26 (a)	250,000	227,413
4.00%, 03/01/27 (a)	200,000	193,540
2.90%, 03/15/27 (a)	250,000	233,963
3.65%, 09/01/27 (a)	385,000	365,345
3.80%, 02/15/28 (a)	300,000	284,359
4.30%, 02/15/29 (a)	150,000	144,032
3.10%, 11/15/29 (a)	300,000	268,149
3.30%, 07/01/30 (a)	200,000	177,911
2.25%, 01/15/31 (a)	500,000	411,908
2.10%, 04/01/31 (a)	300,000	243,014
2.50%, 07/15/31 (a)	250,000	207,138
5.10%, 05/01/33 (a)	200,000	195,129
5.80%, 03/01/34 (a)	200,000	204,817
2.90%, 04/01/41 (a)	400,000	283,497
4.75%, 05/15/47 (a)	150,000	128,678
5.20%, 02/15/49 (a)	125,000	116,028
4.00%, 11/15/49 (a)	75,000	58,238
4.15%, 07/01/50 (a)	200,000	159,986
3.25%, 01/15/51 (a)	250,000	171,541
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,150,000	1,360,098
9.25%, 06/01/32	50,000	63,310
Discovery Communications LLC
3.95%, 06/15/25 (a)	175,000	171,985
4.90%, 03/11/26 (a)	200,000	198,061
3.95%, 03/20/28 (a)	635,000	601,661
4.13%, 05/15/29 (a)	250,000	234,763
3.63%, 05/15/30 (a)	250,000	223,888
5.00%, 09/20/37 (a)	150,000	131,544
6.35%, 06/01/40	200,000	196,310
4.88%, 04/01/43	125,000	103,057
5.20%, 09/20/47 (a)	375,000	315,816
5.30%, 05/15/49 (a)	225,000	189,769
4.65%, 05/15/50 (a)	300,000	234,030
4.00%, 09/15/55 (a)	519,000	354,853
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	135,000	134,201
1.85%, 02/15/31 (a)	250,000	204,958
2.95%, 02/15/51 (a)	250,000	167,515
Fox Corp.
3.05%, 04/07/25 (a)	150,000	146,300
4.71%, 01/25/29 (a)	550,000	542,776
3.50%, 04/08/30 (a)	200,000	183,202
6.50%, 10/13/33 (a)	350,000	370,678
5.48%, 01/25/39 (a)	415,000	395,366
5.58%, 01/25/49 (a)	425,000	396,027
Grupo Televisa SAB
8.50%, 03/11/32	100,000	115,658
6.63%, 01/15/40	200,000	204,193
5.00%, 05/13/45 (a)	250,000	211,696
6.13%, 01/31/46 (a)	250,000	247,622
5.25%, 05/24/49 (a)	200,000	177,380
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	294,284
2.40%, 03/01/31 (a)	200,000	167,761
5.40%, 10/01/48 (a)	230,000	215,791
Koninklijke KPN NV
8.38%, 10/01/30	215,000	252,260
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	769,921
4.60%, 05/15/28 (a)	400,000	399,958
4.80%, 05/15/30 (a)	250,000	251,525

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 08/15/32 (a)	900,000	844,449
4.95%, 05/15/33 (a)	500,000	506,498
4.45%, 08/15/52 (a)	800,000	711,794
5.60%, 05/15/53 (a)	600,000	634,643
4.65%, 08/15/62 (a)	425,000	381,424
5.75%, 05/15/63 (a)	500,000	536,383
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	164,654
5.95%, 04/01/41	175,000	184,813
4.45%, 01/15/43	235,000	208,758
Netflix, Inc.
4.38%, 11/15/26	300,000	295,566
4.88%, 04/15/28	450,000	449,371
5.88%, 11/15/28	500,000	519,872
6.38%, 05/15/29	250,000	266,419
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	325,000	279,501
4.20%, 06/01/30 (a)	220,000	209,676
2.60%, 08/01/31 (a)	50,000	42,363
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	350,000	340,046
Orange SA
9.00%, 03/01/31	800,000	970,695
5.38%, 01/13/42	250,000	249,138
5.50%, 02/06/44 (a)	150,000	151,326
Paramount Global
2.90%, 01/15/27 (a)	200,000	183,401
3.38%, 02/15/28 (a)	75,000	66,920
3.70%, 06/01/28 (a)	150,000	135,060
4.20%, 06/01/29 (a)	169,000	151,646
7.88%, 07/30/30	225,000	234,991
4.95%, 01/15/31 (a)	250,000	222,795
4.20%, 05/19/32 (a)	325,000	270,481
5.50%, 05/15/33	100,000	88,705
6.88%, 04/30/36	325,000	307,761
5.90%, 10/15/40 (a)	100,000	84,322
4.85%, 07/01/42 (a)	150,000	109,868
4.38%, 03/15/43	400,000	271,979
5.85%, 09/01/43 (a)	350,000	284,002
5.25%, 04/01/44 (a)	125,000	93,288
4.90%, 08/15/44 (a)	170,000	122,893
4.60%, 01/15/45 (a)	225,000	155,375
4.95%, 05/19/50 (a)	300,000	213,342
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	240,000	233,080
2.90%, 11/15/26 (a)	140,000	132,032
3.20%, 03/15/27 (a)	360,000	341,921
5.00%, 02/15/29 (a)	350,000	347,782
3.80%, 03/15/32 (a)	550,000	495,084
5.30%, 02/15/34 (a)	300,000	297,448
7.50%, 08/15/38	100,000	116,478
4.50%, 03/15/42 (a)	200,000	174,027
4.50%, 03/15/43 (a)	200,000	172,676
5.45%, 10/01/43 (a)	200,000	193,357
5.00%, 03/15/44 (a)	350,000	320,862
4.30%, 02/15/48 (a)	215,000	176,029
4.35%, 05/01/49 (a)	300,000	246,395
3.70%, 11/15/49 (a)	300,000	220,899
4.55%, 03/15/52 (a)	575,000	485,078
Sprint Capital Corp.
6.88%, 11/15/28	700,000	745,559
8.75%, 03/15/32	575,000	697,090
Sprint LLC
7.63%, 03/01/26 (a)	450,000	464,723
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	98,120
5.00%, 03/28/26	250,000	248,835
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 04/14/27 (a)	250,000	240,045
4.00%, 04/14/32 (a)	275,000	254,106
TCI Communications, Inc.
7.88%, 02/15/26	200,000	209,733
7.13%, 02/15/28	100,000	107,843
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	340,569
7.05%, 06/20/36	550,000	616,140
5.21%, 03/08/47	785,000	723,001
4.90%, 03/06/48	375,000	329,984
5.52%, 03/01/49 (a)	350,000	336,446
Telefonica Europe BV
8.25%, 09/15/30	400,000	457,724
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	140,936
3.70%, 09/15/27 (a)	250,000	239,149
3.40%, 05/13/32 (a)	250,000	219,317
4.60%, 11/16/48 (a)	200,000	174,570
4.30%, 06/15/49 (a)	80,000	65,766
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	300,000	335,495
Time Warner Cable LLC
6.55%, 05/01/37	415,000	393,071
7.30%, 07/01/38	450,000	453,838
6.75%, 06/15/39	435,000	414,861
5.88%, 11/15/40 (a)	335,000	292,412
5.50%, 09/01/41 (a)	400,000	333,810
4.50%, 09/15/42 (a)	375,000	278,727
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	833,312
1.50%, 02/15/26 (a)	350,000	326,830
2.25%, 02/15/26 (a)	500,000	473,171
2.63%, 04/15/26 (a)	325,000	308,801
3.75%, 04/15/27 (a)	1,200,000	1,155,787
5.38%, 04/15/27 (a)	300,000	301,726
4.75%, 02/01/28 (a)	450,000	444,210
2.05%, 02/15/28 (a)	600,000	537,729
4.95%, 03/15/28 (a)	500,000	499,228
4.80%, 07/15/28 (a)	450,000	446,407
2.63%, 02/15/29 (a)	325,000	291,173
2.40%, 03/15/29 (a)	200,000	177,398
3.38%, 04/15/29 (a)	800,000	740,572
3.88%, 04/15/30 (a)	1,750,000	1,640,759
2.55%, 02/15/31 (a)	750,000	638,922
2.88%, 02/15/31 (a)	300,000	260,938
3.50%, 04/15/31 (a)	825,000	745,484
2.25%, 11/15/31 (a)	250,000	205,391
2.70%, 03/15/32 (a)	300,000	252,577
5.20%, 01/15/33 (a)	250,000	250,377
5.05%, 07/15/33 (a)	350,000	346,294
5.15%, 04/15/34 (a)	300,000	299,071
4.38%, 04/15/40 (a)	525,000	468,118
3.00%, 02/15/41 (a)	600,000	442,200
4.50%, 04/15/50 (a)	825,000	715,112
3.30%, 02/15/51 (a)	875,000	613,007
3.40%, 10/15/52 (a)	900,000	637,333
5.65%, 01/15/53 (a)	500,000	510,429
5.75%, 01/15/54 (a)	500,000	517,941
6.00%, 06/15/54 (a)	250,000	267,669
5.50%, 01/15/55 (a)	200,000	199,808
3.60%, 11/15/60 (a)	500,000	351,317
5.80%, 09/15/62 (a)	200,000	206,960
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	250,000	243,222
3.00%, 02/13/26	300,000	289,494
1.85%, 07/30/26	200,000	187,183
2.95%, 06/15/27	300,000	285,448

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 03/01/32	150,000	171,867
4.38%, 08/16/41	150,000	134,780
4.13%, 12/01/41	200,000	175,404
4.13%, 06/01/44	280,000	243,580
3.00%, 07/30/46	150,000	106,652
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	400,000	372,842
1.45%, 03/20/26 (a)	650,000	606,221
2.63%, 08/15/26	425,000	402,745
4.13%, 03/16/27	820,000	802,192
3.00%, 03/22/27 (a)	250,000	237,072
2.10%, 03/22/28 (a)	870,000	783,607
4.33%, 09/21/28	1,174,000	1,148,394
3.88%, 02/08/29 (a)	425,000	407,076
4.02%, 12/03/29 (a)	1,132,000	1,080,504
3.15%, 03/22/30 (a)	470,000	425,462
1.50%, 09/18/30 (a)	300,000	245,205
1.68%, 10/30/30 (a)	418,000	340,794
7.75%, 12/01/30	200,000	230,596
1.75%, 01/20/31 (a)	600,000	487,360
2.55%, 03/21/31 (a)	1,100,000	940,060
2.36%, 03/15/32 (a)	1,290,000	1,060,430
5.05%, 05/09/33 (a)	300,000	300,076
4.50%, 08/10/33	600,000	574,323
6.40%, 09/15/33	50,000	54,428
4.40%, 11/01/34 (a)	550,000	519,014
4.27%, 01/15/36	350,000	322,153
5.25%, 03/16/37	400,000	404,753
4.81%, 03/15/39	400,000	378,023
2.65%, 11/20/40 (a)	900,000	635,253
3.40%, 03/22/41 (a)	1,200,000	938,372
2.85%, 09/03/41 (a)	35,000	25,234
4.75%, 11/01/41	160,000	151,941
3.85%, 11/01/42 (a)	206,000	169,412
6.55%, 09/15/43	200,000	226,321
4.13%, 08/15/46	200,000	167,989
4.86%, 08/21/46	650,000	610,875
5.50%, 03/16/47	25,000	25,689
4.52%, 09/15/48	400,000	355,954
4.00%, 03/22/50 (a)	350,000	283,365
2.88%, 11/20/50 (a)	855,000	559,233
3.55%, 03/22/51 (a)	1,250,000	928,078
3.88%, 03/01/52 (a)	350,000	275,857
5.50%, 02/23/54 (a)	200,000	202,177
5.01%, 08/21/54	200,000	189,587
4.67%, 03/15/55	240,000	217,755
2.99%, 10/30/56 (a)	1,000,000	640,265
3.00%, 11/20/60 (a)	550,000	343,403
3.70%, 03/22/61 (a)	1,000,000	732,046
Vodafone Group PLC
4.13%, 05/30/25	455,000	448,177
4.38%, 05/30/28	300,000	295,803
7.88%, 02/15/30	200,000	228,186
6.25%, 11/30/32	135,000	145,106
6.15%, 02/27/37	430,000	459,795
5.00%, 05/30/38	200,000	195,498
4.38%, 02/19/43	475,000	410,912
5.25%, 05/30/48	400,000	382,291
4.88%, 06/19/49	500,000	448,150
4.25%, 09/17/50	475,000	383,966
5.63%, 02/10/53 (a)	100,000	99,428
5.13%, 06/19/59	190,000	173,855
5.75%, 02/10/63 (a)	100,000	101,125
Walt Disney Co.
3.70%, 10/15/25 (a)	160,000	156,776
1.75%, 01/13/26	450,000	425,631
3.38%, 11/15/26 (a)	200,000	192,568
3.70%, 03/23/27	200,000	194,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 01/13/28	300,000	275,675
2.00%, 09/01/29 (a)	625,000	544,596
3.80%, 03/22/30	100,000	95,280
2.65%, 01/13/31	700,000	616,477
6.55%, 03/15/33	100,000	112,631
6.20%, 12/15/34	200,000	221,987
6.40%, 12/15/35	275,000	307,460
6.15%, 03/01/37	100,000	109,430
6.65%, 11/15/37	350,000	402,959
4.63%, 03/23/40 (a)	250,000	238,889
3.50%, 05/13/40 (a)	525,000	431,666
6.15%, 02/15/41	175,000	193,298
5.40%, 10/01/43	110,000	112,299
4.75%, 09/15/44 (a)	190,000	178,748
4.95%, 10/15/45 (a)	135,000	128,945
7.75%, 12/01/45	100,000	130,718
4.75%, 11/15/46 (a)	125,000	115,398
2.75%, 09/01/49 (a)	500,000	333,311
4.70%, 03/23/50 (a)	400,000	375,076
3.60%, 01/13/51 (a)	790,000	612,585
3.80%, 05/13/60 (a)	475,000	370,847
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	180,000	179,981
3.76%, 03/15/27 (a)	1,200,000	1,145,014
4.05%, 03/15/29 (a)	450,000	421,507
4.28%, 03/15/32 (a)	1,350,000	1,207,026
5.05%, 03/15/42 (a)	1,225,000	1,052,596
5.14%, 03/15/52 (a)	1,975,000	1,641,212
5.39%, 03/15/62 (a)	815,000	676,255
Weibo Corp.
3.38%, 07/08/30 (a)	265,000	230,341
		154,764,894
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	662,398
2.13%, 02/09/31 (a)(c)	450,000	374,056
4.50%, 11/28/34 (a)	200,000	189,245
4.00%, 12/06/37 (a)	300,000	260,980
2.70%, 02/09/41 (a)	250,000	174,935
4.20%, 12/06/47 (a)	350,000	288,155
3.15%, 02/09/51 (a)	625,000	416,578
4.40%, 12/06/57 (a)	300,000	247,053
3.25%, 02/09/61 (a)	350,000	223,597
Amazon.com, Inc.
3.00%, 04/13/25	500,000	489,508
0.80%, 06/03/25 (a)	350,000	333,635
4.60%, 12/01/25	250,000	249,026
5.20%, 12/03/25 (a)	200,000	200,931
1.00%, 05/12/26 (a)	825,000	762,066
3.30%, 04/13/27 (a)	600,000	577,307
1.20%, 06/03/27 (a)	300,000	269,932
3.15%, 08/22/27 (a)	750,000	715,149
4.55%, 12/01/27 (a)	500,000	500,083
1.65%, 05/12/28 (a)	700,000	625,513
3.45%, 04/13/29 (a)	350,000	334,221
4.65%, 12/01/29 (a)	425,000	428,019
1.50%, 06/03/30 (a)	650,000	543,239
2.10%, 05/12/31 (a)	700,000	593,611
3.60%, 04/13/32 (a)	700,000	652,001
4.70%, 12/01/32 (a)	625,000	627,805
4.80%, 12/05/34 (a)	300,000	302,906
3.88%, 08/22/37 (a)	800,000	722,630
2.88%, 05/12/41 (a)	650,000	495,282
4.95%, 12/05/44 (a)	450,000	451,255
4.05%, 08/22/47 (a)	1,025,000	894,563
2.50%, 06/03/50 (a)	750,000	479,482

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/12/51 (a)	900,000	645,354
3.95%, 04/13/52 (a)	800,000	673,629
4.25%, 08/22/57 (a)	570,000	497,084
2.70%, 06/03/60 (a)	420,000	260,929
3.25%, 05/12/61 (a)	550,000	386,933
4.10%, 04/13/62 (a)	325,000	274,331
American Honda Finance Corp.
5.00%, 05/23/25	400,000	398,537
1.20%, 07/08/25	300,000	285,134
1.00%, 09/10/25	200,000	188,421
5.80%, 10/03/25	250,000	252,451
4.95%, 01/09/26	400,000	399,059
5.25%, 07/07/26	250,000	251,528
1.30%, 09/09/26	450,000	412,316
2.30%, 09/09/26	425,000	399,084
2.35%, 01/08/27	200,000	187,089
3.50%, 02/15/28	200,000	190,252
2.00%, 03/24/28	300,000	270,267
5.13%, 07/07/28	300,000	303,890
2.25%, 01/12/29	350,000	312,713
4.60%, 04/17/30	200,000	196,931
5.85%, 10/04/30	50,000	52,326
1.80%, 01/13/31	200,000	165,768
4.90%, 01/10/34	225,000	221,638
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	97,011
4.40%, 10/01/46 (a)	75,000	59,481
5.40%, 03/15/49 (a)	125,000	114,482
3.10%, 12/01/51 (a)	350,000	220,365
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	250,000	217,654
4.15%, 05/01/52 (a)	300,000	230,099
AutoNation, Inc.
3.80%, 11/15/27 (a)	250,000	235,930
1.95%, 08/01/28 (a)	65,000	56,353
4.75%, 06/01/30 (a)	200,000	192,332
2.40%, 08/01/31 (a)	150,000	121,084
3.85%, 03/01/32 (a)	135,000	120,158
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	195,363
3.63%, 04/15/25 (a)	100,000	98,192
3.13%, 04/21/26 (a)	50,000	48,130
3.75%, 06/01/27 (a)	200,000	193,238
6.25%, 11/01/28 (a)	450,000	472,175
3.75%, 04/18/29 (a)	200,000	189,387
4.00%, 04/15/30 (a)	280,000	265,863
1.65%, 01/15/31 (a)	150,000	121,246
4.75%, 08/01/32 (a)	225,000	218,555
6.55%, 11/01/33 (a)	200,000	219,147
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	98,281
1.95%, 10/01/30 (a)	200,000	166,256
Block Financial LLC
5.25%, 10/01/25 (a)	125,000	124,515
2.50%, 07/15/28 (a)	150,000	133,335
3.88%, 08/15/30 (a)	200,000	181,783
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	291,406
3.55%, 03/15/28 (a)	200,000	191,134
4.63%, 04/13/30 (a)	500,000	493,868
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	393,764
4.38%, 03/15/45 (a)	150,000	123,302
California Endowment
2.50%, 04/01/51 (a)	150,000	95,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	198,033
2.50%, 04/01/31 (a)	385,000	319,281
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	125,000	112,001
3.70%, 01/15/31 (a)	155,000	135,978
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	475,000	454,444
1.60%, 04/20/30 (a)	400,000	336,980
1.75%, 04/20/32 (a)	450,000	365,123
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	141,317
4.90%, 02/20/29 (a)	150,000	150,953
1.50%, 09/01/30 (a)	250,000	204,662
5.15%, 02/20/34 (a)	200,000	201,805
4.88%, 10/01/43 (a)	100,000	96,283
2.60%, 09/01/50 (a)	260,000	164,535
5.45%, 02/20/54 (a)	250,000	255,876
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	149,214
4.55%, 02/15/48 (a)	120,000	99,365
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	192,131
4.10%, 01/15/52 (a)	200,000	145,212
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	87,300
3.88%, 04/15/27 (a)	165,000	159,423
4.63%, 11/01/27 (a)	200,000	196,893
4.13%, 05/01/28 (a)	150,000	145,717
3.50%, 04/03/30 (a)	300,000	274,470
5.00%, 11/01/32 (a)	200,000	197,518
5.45%, 07/05/33 (a)	300,000	301,380
4.13%, 04/03/50 (a)	165,000	128,939
5.50%, 11/01/52 (a)	105,000	100,385
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	245,863
4.20%, 05/15/28 (a)	325,000	314,290
2.65%, 12/01/31 (a)	300,000	251,254
3.38%, 12/01/51 (a)	150,000	100,839
DR Horton, Inc.
2.60%, 10/15/25 (a)	210,000	201,452
1.40%, 10/15/27 (a)	225,000	199,754
eBay, Inc.
5.90%, 11/22/25 (a)	150,000	151,164
1.40%, 05/10/26 (a)	200,000	185,420
3.60%, 06/05/27 (a)	350,000	336,385
2.70%, 03/11/30 (a)	200,000	177,373
2.60%, 05/10/31 (a)	250,000	215,156
6.30%, 11/22/32 (a)	100,000	107,319
4.00%, 07/15/42 (a)	325,000	265,506
3.65%, 05/10/51 (a)	250,000	185,891
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	99,443
4.63%, 08/01/27 (a)	225,000	220,825
3.80%, 02/15/28 (a)	430,000	409,611
3.25%, 02/15/30 (a)	400,000	360,538
2.95%, 03/15/31 (a)	150,000	130,892
Ford Foundation
2.42%, 06/01/50 (a)	255,000	160,701
2.82%, 06/01/70 (a)	130,000	80,552
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	389,796
6.63%, 10/01/28	200,000	210,085
9.63%, 04/22/30 (a)	200,000	234,606
7.45%, 07/16/31	200,000	217,413
3.25%, 02/12/32 (a)	750,000	624,462

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 08/19/32 (a)	500,000	506,849
4.75%, 01/15/43	550,000	456,647
7.40%, 11/01/46	140,000	152,972
5.29%, 12/08/46 (a)(c)	400,000	357,312
Ford Motor Credit Co. LLC
4.69%, 06/09/25 (a)	100,000	98,731
5.13%, 06/16/25 (a)	500,000	495,737
4.13%, 08/04/25	400,000	391,209
3.38%, 11/13/25 (a)	600,000	577,468
4.39%, 01/08/26	350,000	341,446
6.95%, 03/06/26 (a)	350,000	356,778
6.95%, 06/10/26 (a)	250,000	255,493
4.54%, 08/01/26 (a)	300,000	291,341
2.70%, 08/10/26 (a)	400,000	373,090
4.27%, 01/09/27 (a)	250,000	240,550
5.80%, 03/05/27 (a)	300,000	301,133
4.95%, 05/28/27 (a)	450,000	439,273
4.13%, 08/17/27 (a)	350,000	332,292
3.82%, 11/02/27 (a)	300,000	281,265
7.35%, 11/04/27 (a)	450,000	472,248
2.90%, 02/16/28 (a)	250,000	226,057
6.80%, 05/12/28 (a)	470,000	488,377
6.80%, 11/07/28 (a)	650,000	678,407
2.90%, 02/10/29 (a)	200,000	176,557
5.11%, 05/03/29 (a)	400,000	388,695
7.35%, 03/06/30 (a)	300,000	320,032
7.20%, 06/10/30 (a)	350,000	371,818
4.00%, 11/13/30 (a)	550,000	491,870
3.63%, 06/17/31 (a)	300,000	259,483
7.12%, 11/07/33 (a)	250,000	269,176
6.13%, 03/08/34 (a)	250,000	251,385
General Motors Co.
4.00%, 04/01/25	150,000	147,661
6.13%, 10/01/25 (a)	350,000	353,043
4.20%, 10/01/27 (a)	295,000	285,934
6.80%, 10/01/27 (a)	400,000	419,139
5.00%, 10/01/28 (a)	300,000	298,994
5.40%, 10/15/29 (a)	400,000	401,464
5.60%, 10/15/32 (a)(c)	350,000	354,430
5.00%, 04/01/35	300,000	285,009
6.60%, 04/01/36 (a)	350,000	372,501
5.15%, 04/01/38 (a)	350,000	329,115
6.25%, 10/02/43	450,000	460,440
5.20%, 04/01/45	250,000	225,114
6.75%, 04/01/46 (a)	225,000	242,869
5.40%, 04/01/48 (a)	200,000	183,753
5.95%, 04/01/49 (a)(c)	200,000	197,266
General Motors Financial Co., Inc.
3.80%, 04/07/25	350,000	343,564
4.35%, 04/09/25 (a)	306,000	302,219
2.75%, 06/20/25 (a)	250,000	241,655
6.05%, 10/10/25	375,000	377,899
1.25%, 01/08/26 (a)	425,000	395,805
5.25%, 03/01/26 (a)	400,000	399,070
5.40%, 04/06/26	600,000	600,498
1.50%, 06/10/26 (a)	550,000	506,269
4.00%, 10/06/26 (a)	300,000	290,801
4.35%, 01/17/27 (a)	500,000	488,400
2.35%, 02/26/27 (a)	250,000	230,874
5.00%, 04/09/27 (a)	400,000	397,231
5.40%, 05/08/27	300,000	300,928
2.70%, 08/20/27 (a)	300,000	276,550
3.85%, 01/05/28 (a)	175,000	166,809
2.40%, 04/10/28 (a)	325,000	292,203
5.80%, 06/23/28 (a)	100,000	101,996
2.40%, 10/15/28 (a)	300,000	265,807
5.80%, 01/07/29 (a)	500,000	509,265
5.65%, 01/17/29 (a)	150,000	151,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 04/06/29 (a)	350,000	334,569
5.85%, 04/06/30 (a)	250,000	254,943
3.60%, 06/21/30 (a)	400,000	361,494
2.35%, 01/08/31 (a)	300,000	248,137
2.70%, 06/10/31 (a)	350,000	291,969
3.10%, 01/12/32 (a)	500,000	423,629
6.40%, 01/09/33 (a)	100,000	104,943
6.10%, 01/07/34 (a)	500,000	513,701
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	101,572
2.75%, 02/01/32 (a)	250,000	208,254
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	250,000	248,589
5.38%, 04/15/26 (a)	325,000	322,467
5.75%, 06/01/28 (a)	260,000	260,702
5.30%, 01/15/29 (a)	225,000	221,678
4.00%, 01/15/30 (a)	200,000	182,831
4.00%, 01/15/31 (a)	200,000	178,860
3.25%, 01/15/32 (a)	200,000	168,625
6.75%, 12/01/33 (a)	150,000	158,282
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	125,000	121,960
4.63%, 07/28/45 (a)	100,000	83,385
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	98,594
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	293,389
3.00%, 04/01/26 (a)	400,000	386,048
2.13%, 09/15/26 (a)	300,000	281,396
4.95%, 09/30/26 (a)	325,000	325,500
2.50%, 04/15/27 (a)	200,000	187,498
2.88%, 04/15/27 (a)	90,000	85,428
2.80%, 09/14/27 (a)	150,000	141,383
0.90%, 03/15/28 (a)	275,000	239,174
1.50%, 09/15/28 (a)	450,000	395,153
3.90%, 12/06/28 (a)	300,000	291,560
4.90%, 04/15/29 (a)	300,000	303,292
2.95%, 06/15/29 (a)	650,000	597,831
2.70%, 04/15/30 (a)	550,000	490,233
1.38%, 03/15/31 (a)	425,000	339,833
1.88%, 09/15/31 (a)	300,000	245,151
3.25%, 04/15/32 (a)	400,000	357,665
4.50%, 09/15/32 (a)(c)	300,000	294,664
5.88%, 12/16/36	850,000	912,779
3.30%, 04/15/40 (a)	430,000	342,848
5.40%, 09/15/40 (a)	206,000	210,026
5.95%, 04/01/41 (a)	200,000	215,048
4.20%, 04/01/43 (a)	250,000	218,056
4.88%, 02/15/44 (a)	200,000	190,113
4.40%, 03/15/45 (a)	325,000	289,141
4.25%, 04/01/46 (a)	425,000	367,732
3.90%, 06/15/47 (a)	360,000	294,928
4.50%, 12/06/48 (a)	350,000	311,460
3.13%, 12/15/49 (a)	350,000	245,023
3.35%, 04/15/50 (a)	300,000	219,841
2.38%, 03/15/51 (a)	400,000	237,654
2.75%, 09/15/51 (a)	250,000	161,041
3.63%, 04/15/52 (a)	460,000	351,538
4.95%, 09/15/52 (a)	300,000	286,327
3.50%, 09/15/56 (a)	297,000	220,958
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	187,640
2.97%, 03/10/32 (a)	225,000	199,430
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(e)	200,000	199,514
4.85%, 03/15/26 (a)	175,000	173,203

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 09/15/28 (a)	200,000	194,159
5.75%, 04/23/30 (a)(e)	150,000	153,921
JD.com, Inc.
3.88%, 04/29/26	200,000	194,236
3.38%, 01/14/30 (a)(c)	200,000	182,364
4.13%, 01/14/50 (a)	190,000	150,132
Las Vegas Sands Corp.
2.90%, 06/25/25 (a)	250,000	240,759
3.50%, 08/18/26 (a)	300,000	284,419
3.90%, 08/08/29 (a)	150,000	136,666
Lear Corp.
3.80%, 09/15/27 (a)	150,000	143,790
4.25%, 05/15/29 (a)	225,000	215,211
2.60%, 01/15/32 (a)	100,000	82,116
5.25%, 05/15/49 (a)	250,000	228,382
Lennar Corp.
4.75%, 05/30/25 (a)	175,000	173,518
5.25%, 06/01/26 (a)	100,000	99,965
5.00%, 06/15/27 (a)	100,000	99,567
4.75%, 11/29/27 (a)	250,000	247,051
LKQ Corp.
5.75%, 06/15/28 (a)	225,000	229,089
6.25%, 06/15/33 (a)	200,000	208,285
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	197,288
4.40%, 09/08/25	115,000	113,616
3.38%, 09/15/25 (a)	400,000	389,829
4.80%, 04/01/26 (a)	105,000	104,404
2.50%, 04/15/26 (a)	450,000	428,008
3.10%, 05/03/27 (a)	510,000	483,825
1.30%, 04/15/28 (a)	350,000	305,559
6.50%, 03/15/29	201,000	215,985
3.65%, 04/05/29 (a)	572,000	542,687
4.50%, 04/15/30 (a)	400,000	391,598
1.70%, 10/15/30 (a)	300,000	245,249
2.63%, 04/01/31 (a)	500,000	430,415
3.75%, 04/01/32 (a)	500,000	459,391
5.00%, 04/15/33 (a)	525,000	523,608
5.00%, 04/15/40 (a)	125,000	119,930
4.65%, 04/15/42 (a)	350,000	318,379
4.38%, 09/15/45 (a)	150,000	129,080
3.70%, 04/15/46 (a)	400,000	306,839
4.05%, 05/03/47 (a)	450,000	362,803
4.55%, 04/05/49 (a)	200,000	172,265
5.13%, 04/15/50 (a)	150,000	141,212
3.00%, 10/15/50 (a)	395,000	259,030
3.50%, 04/01/51 (a)	175,000	125,598
4.25%, 04/01/52 (a)	405,000	331,950
5.63%, 04/15/53 (a)	400,000	403,408
5.75%, 07/01/53 (a)	150,000	154,942
4.45%, 04/01/62 (a)	375,000	306,556
5.80%, 09/15/62 (a)	300,000	307,824
5.85%, 04/01/63 (a)	150,000	155,006
Magna International, Inc.
4.15%, 10/01/25 (a)	300,000	295,341
2.45%, 06/15/30 (a)	125,000	108,254
5.50%, 03/21/33 (a)	200,000	206,049
Marriott International, Inc.
5.75%, 05/01/25 (a)	350,000	350,965
3.75%, 10/01/25 (a)	150,000	146,419
3.13%, 06/15/26 (a)	300,000	286,769
5.55%, 10/15/28 (a)	250,000	255,541
4.65%, 12/01/28 (a)	150,000	147,560
4.63%, 06/15/30 (a)	500,000	486,722
2.85%, 04/15/31 (a)	325,000	280,362
3.50%, 10/15/32 (a)	475,000	416,504
5.30%, 05/15/34 (a)	300,000	296,735
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
3.38%, 05/26/25 (a)	200,000	195,837
3.30%, 07/01/25 (a)	200,000	195,546
1.45%, 09/01/25 (a)	125,000	118,677
3.70%, 01/30/26 (a)	650,000	636,307
3.50%, 03/01/27 (a)	250,000	241,608
3.50%, 07/01/27 (a)	250,000	239,832
3.80%, 04/01/28 (a)	350,000	337,727
4.80%, 08/14/28 (a)	150,000	150,429
2.63%, 09/01/29 (a)	300,000	270,674
2.13%, 03/01/30 (a)	250,000	215,341
3.60%, 07/01/30 (a)	350,000	326,795
4.60%, 09/09/32 (a)	200,000	197,003
4.70%, 12/09/35 (a)	300,000	292,009
6.30%, 10/15/37	280,000	307,972
6.30%, 03/01/38	250,000	275,450
5.70%, 02/01/39	83,000	86,772
3.70%, 02/15/42	150,000	121,947
3.63%, 05/01/43	250,000	198,903
4.60%, 05/26/45 (a)	100,000	90,163
4.88%, 12/09/45 (a)	525,000	489,977
4.45%, 03/01/47 (a)	325,000	284,353
4.45%, 09/01/48 (a)	200,000	175,832
3.63%, 09/01/49 (a)	475,000	361,669
4.20%, 04/01/50 (a)	150,000	125,513
5.15%, 09/09/52 (a)	250,000	242,181
5.45%, 08/14/53 (a)	225,000	228,086
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	92,840
2.50%, 01/15/31 (a)	100,000	86,202
6.00%, 01/15/43 (a)	135,000	137,537
3.97%, 08/06/61 (a)	145,000	115,219
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	425,000	517,636
NIKE, Inc.
2.38%, 11/01/26 (a)	300,000	282,800
2.75%, 03/27/27 (a)	250,000	236,776
2.85%, 03/27/30 (a)	500,000	452,046
3.25%, 03/27/40 (a)	300,000	241,653
3.63%, 05/01/43 (a)	115,000	94,781
3.88%, 11/01/45 (a)	225,000	188,238
3.38%, 11/01/46 (a)	150,000	114,429
3.38%, 03/27/50 (a)	450,000	340,850
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	222,196
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	194,178
3.60%, 09/01/27 (a)	250,000	239,025
4.35%, 06/01/28 (a)	209,000	205,534
3.90%, 06/01/29 (a)	260,000	249,062
1.75%, 03/15/31 (a)	250,000	202,417
PACCAR Financial Corp.
2.85%, 04/07/25	100,000	97,715
3.55%, 08/11/25 (c)	175,000	171,511
4.95%, 10/03/25	160,000	159,746
4.45%, 03/30/26	150,000	148,911
1.10%, 05/11/26	250,000	231,277
5.20%, 11/09/26	150,000	151,360
4.60%, 01/10/28	100,000	99,718
4.60%, 01/31/29	200,000	198,928
5.00%, 03/22/34	100,000	100,567
PulteGroup, Inc.
5.50%, 03/01/26 (a)	100,000	100,140
5.00%, 01/15/27 (a)	160,000	159,568
7.88%, 06/15/32	60,000	69,843
6.38%, 05/15/33	150,000	159,491
6.00%, 02/15/35	100,000	104,307

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PVH Corp.
4.63%, 07/10/25 (a)(d)	200,000	197,492
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	170,000	166,379
2.95%, 06/15/30 (a)	200,000	179,398
Rockefeller Foundation
2.49%, 10/01/50 (a)	300,000	193,325
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	198,206
0.88%, 04/15/26 (a)	150,000	137,902
1.88%, 04/15/31 (a)	160,000	131,119
Sands China Ltd.
5.13%, 08/08/25 (a)(e)	500,000	493,247
4.05%, 01/08/26 (a)(e)	200,000	192,368
5.40%, 08/08/28 (a)(e)	500,000	490,533
2.85%, 03/08/29 (a)(e)	200,000	174,015
4.63%, 06/18/30 (a)(e)	350,000	321,122
3.25%, 08/08/31 (a)(e)	200,000	167,413
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	343,407
4.75%, 02/15/26	250,000	248,552
4.85%, 02/08/27 (a)	250,000	249,577
2.00%, 03/12/27 (a)	200,000	184,447
3.50%, 03/01/28 (a)	150,000	142,821
4.00%, 11/15/28 (a)	250,000	242,796
3.55%, 08/15/29 (a)	300,000	283,559
2.25%, 03/12/30 (a)	250,000	215,867
2.55%, 11/15/30 (a)	375,000	325,407
3.00%, 02/14/32 (a)(c)	300,000	262,605
4.80%, 02/15/33 (a)	150,000	148,610
4.30%, 06/15/45 (a)	125,000	108,038
3.75%, 12/01/47 (a)	150,000	118,075
4.50%, 11/15/48 (a)	250,000	219,430
4.45%, 08/15/49 (a)	350,000	303,759
3.35%, 03/12/50 (a)	150,000	107,293
3.50%, 11/15/50 (a)	365,000	271,368
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,571
7.00%, 11/27/26	250,000	257,625
4.13%, 07/15/27 (a)	150,000	143,200
7.35%, 11/27/28 (a)	485,000	511,213
3.05%, 03/15/32 (a)	300,000	246,248
7.85%, 11/27/33 (a)	350,000	380,201
Target Corp.
2.25%, 04/15/25 (a)	300,000	291,643
2.50%, 04/15/26	250,000	239,835
1.95%, 01/15/27 (a)	300,000	278,975
3.38%, 04/15/29 (a)	375,000	354,225
2.35%, 02/15/30 (a)	300,000	264,126
2.65%, 09/15/30 (a)	195,000	172,606
4.50%, 09/15/32 (a)	300,000	294,096
4.40%, 01/15/33 (a)(c)	150,000	146,095
6.50%, 10/15/37	200,000	226,322
7.00%, 01/15/38	100,000	118,700
4.00%, 07/01/42	350,000	305,922
3.63%, 04/15/46	200,000	158,129
3.90%, 11/15/47 (a)	200,000	163,277
2.95%, 01/15/52 (a)	300,000	203,983
4.80%, 01/15/53 (a)	200,000	188,250
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	376,992
1.15%, 05/15/28 (a)	100,000	86,945
3.88%, 04/15/30 (a)	250,000	238,317
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	150,000	148,455
4.88%, 03/15/27 (a)	250,000	247,297
3.80%, 11/01/29 (a)	100,000	93,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	279,858
3.67%, 07/20/28	250,000	243,732
2.76%, 07/02/29	150,000	138,931
5.12%, 07/13/33 (a)(c)	150,000	158,324
Toyota Motor Credit Corp.
3.00%, 04/01/25	550,000	538,640
3.95%, 06/30/25	400,000	394,352
3.65%, 08/18/25	320,000	313,947
0.80%, 10/16/25	500,000	468,799
5.40%, 11/10/25	75,000	75,401
4.80%, 01/05/26	200,000	199,379
0.80%, 01/09/26	300,000	279,207
4.45%, 05/18/26	500,000	495,223
1.13%, 06/18/26	250,000	230,232
5.40%, 11/20/26	300,000	303,561
3.20%, 01/11/27	450,000	430,667
3.05%, 03/22/27	550,000	523,283
1.15%, 08/13/27	400,000	355,592
4.55%, 09/20/27	300,000	297,174
5.45%, 11/10/27	125,000	127,501
3.05%, 01/11/28	250,000	236,038
4.63%, 01/12/28	325,000	324,042
4.65%, 01/05/29	250,000	248,611
3.65%, 01/08/29	615,000	586,338
2.15%, 02/13/30	250,000	216,555
3.38%, 04/01/30	400,000	369,830
5.55%, 11/20/30	300,000	310,618
1.65%, 01/10/31	300,000	245,333
5.10%, 03/21/31	255,000	257,180
1.90%, 09/12/31	175,000	143,545
4.70%, 01/12/33	250,000	248,205
4.80%, 01/05/34	225,000	221,426
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	162,124
5.25%, 05/15/33 (a)	200,000	201,397
VF Corp.
2.40%, 04/23/25 (a)	225,000	216,680
2.80%, 04/23/27 (a)	175,000	159,245
2.95%, 04/23/30 (a)	235,000	194,297
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	546,712
4.95%, 02/15/30 (a)	300,000	290,453
5.13%, 05/15/32 (a)	400,000	383,155
5.63%, 05/15/52 (a)	215,000	199,648
Walmart, Inc.
3.55%, 06/26/25 (a)	570,000	560,667
3.90%, 09/09/25	500,000	493,016
3.05%, 07/08/26 (a)	100,000	96,446
1.05%, 09/17/26 (a)	175,000	160,477
5.88%, 04/05/27	100,000	104,118
3.95%, 09/09/27 (a)	100,000	98,287
3.70%, 06/26/28 (a)	550,000	536,095
1.50%, 09/22/28 (a)	200,000	176,771
3.25%, 07/08/29 (a)	350,000	332,230
2.38%, 09/24/29 (a)	150,000	135,171
7.55%, 02/15/30	250,000	291,084
1.80%, 09/22/31 (a)	650,000	540,480
4.15%, 09/09/32 (a)	600,000	584,754
4.10%, 04/15/33 (a)	325,000	313,292
5.25%, 09/01/35	600,000	630,352
6.50%, 08/15/37	200,000	232,127
6.20%, 04/15/38	150,000	171,089
3.95%, 06/28/38 (a)	350,000	320,443
5.63%, 04/01/40	100,000	107,775
5.00%, 10/25/40	150,000	153,364
5.63%, 04/15/41	150,000	162,263
2.50%, 09/22/41 (a)	450,000	323,712

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/11/43 (a)	225,000	198,179
4.30%, 04/22/44 (a)	200,000	184,952
3.63%, 12/15/47 (a)	150,000	120,497
4.05%, 06/29/48 (a)	500,000	435,071
2.95%, 09/24/49 (a)	350,000	247,901
2.65%, 09/22/51 (a)	250,000	165,432
4.50%, 04/15/53 (a)	400,000	370,002
		136,955,068
Consumer Non-Cyclical 3.9%
Abbott Laboratories
3.88%, 09/15/25 (a)	140,000	138,130
3.75%, 11/30/26 (a)	578,000	565,230
1.15%, 01/30/28 (a)	250,000	221,018
1.40%, 06/30/30 (a)	100,000	83,394
4.75%, 11/30/36 (a)	500,000	495,859
6.15%, 11/30/37	150,000	167,537
6.00%, 04/01/39	160,000	177,982
5.30%, 05/27/40	195,000	201,869
4.75%, 04/15/43 (a)	200,000	192,818
4.90%, 11/30/46 (a)	925,000	901,762
AbbVie, Inc.
3.60%, 05/14/25 (a)	1,135,000	1,114,284
3.20%, 05/14/26 (a)	550,000	530,828
2.95%, 11/21/26 (a)	1,100,000	1,047,584
4.80%, 03/15/27 (a)	600,000	600,348
4.25%, 11/14/28 (a)	490,000	481,734
4.80%, 03/15/29 (a)	700,000	701,615
3.20%, 11/21/29 (a)	1,520,000	1,401,282
4.95%, 03/15/31 (a)	550,000	554,988
5.05%, 03/15/34 (a)	850,000	860,648
4.55%, 03/15/35 (a)	550,000	530,951
4.50%, 05/14/35 (a)	625,000	601,442
4.30%, 05/14/36 (a)	300,000	281,859
4.05%, 11/21/39 (a)	1,050,000	935,467
4.63%, 10/01/42 (a)	125,000	116,594
4.40%, 11/06/42	750,000	680,752
5.35%, 03/15/44 (a)	200,000	204,021
4.85%, 06/15/44 (a)	275,000	262,768
4.75%, 03/15/45 (a)	218,000	205,681
4.70%, 05/14/45 (a)	725,000	677,977
4.45%, 05/14/46 (a)	650,000	583,368
4.88%, 11/14/48 (a)	500,000	479,055
4.25%, 11/21/49 (a)	1,600,000	1,385,960
5.40%, 03/15/54 (a)	850,000	875,295
5.50%, 03/15/64 (a)	425,000	437,091
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	101,169
Adventist Health System
2.95%, 03/01/29 (a)	125,000	112,674
5.43%, 03/01/32 (a)	100,000	101,207
3.63%, 03/01/49 (a)	120,000	88,949
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	96,289
2.21%, 06/15/30 (a)	125,000	107,060
4.27%, 08/15/48 (a)	100,000	88,029
3.39%, 10/15/49 (a)	150,000	113,823
3.01%, 06/15/50 (a)	50,000	35,069
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	315,253
2.30%, 03/12/31 (a)	275,000	231,038
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	163,404
AHS Hospital Corp.
5.02%, 07/01/45	115,000	111,977
2.78%, 07/01/51 (a)	150,000	99,375
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allina Health System
3.89%, 04/15/49 (a)	100,000	80,591
2.90%, 11/15/51 (a)	100,000	66,152
Altria Group, Inc.
2.35%, 05/06/25 (a)	250,000	241,950
4.40%, 02/14/26 (a)	250,000	246,372
2.63%, 09/16/26 (a)	150,000	141,425
4.80%, 02/14/29 (a)	560,000	554,774
3.40%, 05/06/30 (a)	200,000	181,922
2.45%, 02/04/32 (a)	550,000	446,837
5.80%, 02/14/39 (a)	450,000	456,893
3.40%, 02/04/41 (a)	425,000	312,430
4.25%, 08/09/42	375,000	307,898
4.50%, 05/02/43	200,000	168,431
5.38%, 01/31/44 (c)	600,000	592,047
3.88%, 09/16/46 (a)	450,000	337,453
5.95%, 02/14/49 (a)	650,000	661,933
4.45%, 05/06/50 (a)	260,000	207,196
3.70%, 02/04/51 (a)	400,000	280,019
4.00%, 02/04/61 (a)	200,000	146,867
Amgen, Inc.
3.13%, 05/01/25 (a)	325,000	317,316
5.51%, 03/02/26 (a)	450,000	449,836
2.60%, 08/19/26 (a)	400,000	378,729
2.20%, 02/21/27 (a)	450,000	416,634
3.20%, 11/02/27 (a)	200,000	188,963
5.15%, 03/02/28 (a)	1,050,000	1,057,311
1.65%, 08/15/28 (a)	300,000	262,660
3.00%, 02/22/29 (a)	250,000	231,424
4.05%, 08/18/29 (a)	400,000	384,560
2.45%, 02/21/30 (a)	400,000	349,960
5.25%, 03/02/30 (a)	750,000	761,959
2.30%, 02/25/31 (a)	375,000	317,262
2.00%, 01/15/32 (a)	400,000	323,796
3.35%, 02/22/32 (a)	300,000	268,248
4.20%, 03/01/33 (a)	225,000	210,531
5.25%, 03/02/33 (a)	1,250,000	1,260,798
6.38%, 06/01/37	50,000	54,354
6.40%, 02/01/39	80,000	87,413
3.15%, 02/21/40 (a)	500,000	385,487
5.75%, 03/15/40	100,000	102,943
2.80%, 08/15/41 (a)	200,000	145,198
4.95%, 10/01/41	125,000	118,853
5.15%, 11/15/41 (a)	221,000	214,166
5.65%, 06/15/42 (a)	100,000	102,164
5.60%, 03/02/43 (a)	750,000	763,502
4.40%, 05/01/45 (a)	650,000	564,763
4.56%, 06/15/48 (a)	400,000	353,298
3.38%, 02/21/50 (a)	650,000	474,627
4.66%, 06/15/51 (a)	1,000,000	886,427
3.00%, 01/15/52 (a)	200,000	135,567
4.20%, 02/22/52 (a)	250,000	205,880
4.88%, 03/01/53 (a)	300,000	273,338
5.65%, 03/02/53 (a)	1,200,000	1,223,423
2.77%, 09/01/53 (a)	322,000	200,056
4.40%, 02/22/62 (a)	425,000	350,435
5.75%, 03/02/63 (a)	700,000	714,388
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	925,000	904,135
4.70%, 02/01/36 (a)	1,525,000	1,481,717
4.90%, 02/01/46 (a)	2,660,000	2,530,562
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	212,000	204,118
4.63%, 02/01/44	275,000	253,584
4.90%, 02/01/46 (a)	475,000	447,932
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	731,824
4.75%, 01/23/29 (a)	1,100,000	1,099,987

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/30 (a)	550,000	512,491
4.90%, 01/23/31 (a)	375,000	380,101
5.88%, 06/15/35	100,000	106,883
4.38%, 04/15/38 (a)	125,000	116,331
8.20%, 01/15/39	350,000	454,471
5.45%, 01/23/39 (a)	650,000	671,403
8.00%, 11/15/39	125,000	158,303
4.35%, 06/01/40 (a)	400,000	363,455
4.95%, 01/15/42	490,000	477,879
4.60%, 04/15/48 (a)	300,000	273,684
4.44%, 10/06/48 (a)	450,000	400,523
5.55%, 01/23/49 (a)	1,200,000	1,252,784
4.75%, 04/15/58 (a)	450,000	415,668
5.80%, 01/23/59 (a)	600,000	646,839
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	425,567
3.25%, 03/27/30 (a)	450,000	411,806
2.90%, 03/01/32 (a)	85,000	73,348
5.38%, 09/15/35	220,000	225,691
3.75%, 09/15/47 (a)	190,000	147,287
4.50%, 03/15/49 (a)	250,000	220,007
2.70%, 09/15/51 (a)	250,000	159,872
Ascension Health
2.53%, 11/15/29 (a)	345,000	307,943
3.11%, 11/15/39 (a)	80,000	63,599
3.95%, 11/15/46	325,000	276,455
4.85%, 11/15/53	175,000	168,132
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	323,326
4.80%, 02/26/27 (a)	350,000	349,890
4.88%, 03/03/28 (a)	300,000	300,925
1.75%, 05/28/28 (a)	350,000	310,735
4.85%, 02/26/29 (a)	550,000	551,836
4.90%, 03/03/30 (a)	200,000	201,636
4.90%, 02/26/31 (a)	300,000	301,149
2.25%, 05/28/31 (a)	100,000	84,601
4.88%, 03/03/33 (a)	150,000	149,854
5.00%, 02/26/34 (a)	400,000	401,752
AstraZeneca PLC
3.38%, 11/16/25	575,000	560,560
0.70%, 04/08/26 (a)	375,000	345,011
3.13%, 06/12/27 (a)	50,000	47,613
4.00%, 01/17/29 (a)	210,000	203,718
1.38%, 08/06/30 (a)	450,000	367,584
6.45%, 09/15/37	750,000	848,111
4.00%, 09/18/42	350,000	301,408
4.38%, 11/16/45	250,000	224,041
4.38%, 08/17/48 (a)	225,000	201,356
2.13%, 08/06/50 (a)	200,000	118,371
3.00%, 05/28/51 (a)	250,000	175,763
Banner Health
2.34%, 01/01/30 (a)	125,000	109,239
1.90%, 01/01/31 (a)	100,000	82,447
2.91%, 01/01/42 (a)	100,000	73,923
3.18%, 01/01/50 (a)	25,000	18,024
2.91%, 01/01/51 (a)	100,000	67,740
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,265
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	175,000	131,169
BAT Capital Corp.
3.22%, 09/06/26 (a)	300,000	285,629
4.70%, 04/02/27 (a)	250,000	246,003
3.56%, 08/15/27 (a)	700,000	662,870
2.26%, 03/25/28 (a)	540,000	481,414
3.46%, 09/06/29 (a)	200,000	182,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.91%, 04/02/30 (a)	300,000	293,579
6.34%, 08/02/30 (a)	300,000	312,904
2.73%, 03/25/31 (a)	550,000	463,201
4.74%, 03/16/32 (a)	325,000	311,161
7.75%, 10/19/32 (a)	250,000	282,733
6.42%, 08/02/33 (a)	250,000	261,767
6.00%, 02/20/34 (a)	300,000	303,884
4.39%, 08/15/37 (a)	750,000	630,663
3.73%, 09/25/40 (a)	350,000	260,109
7.08%, 08/02/43 (a)	200,000	213,753
4.54%, 08/15/47 (a)	715,000	552,091
4.76%, 09/06/49 (a)	300,000	239,416
5.28%, 04/02/50 (a)	100,000	86,065
3.98%, 09/25/50 (a)	300,000	211,443
5.65%, 03/16/52 (a)	10,000	9,053
7.08%, 08/02/53 (a)	300,000	324,080
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	325,956
4.45%, 03/16/28 (a)	450,000	437,267
Baxalta, Inc.
4.00%, 06/23/25 (a)	225,000	221,328
5.25%, 06/23/45 (a)	173,000	169,186
Baxter International, Inc.
2.60%, 08/15/26 (a)	200,000	188,202
1.92%, 02/01/27 (a)	400,000	365,250
2.27%, 12/01/28 (a)	350,000	308,808
3.95%, 04/01/30 (a)	110,000	103,128
1.73%, 04/01/31 (a)	200,000	159,517
2.54%, 02/01/32 (a)	450,000	372,963
3.50%, 08/15/46 (a)	150,000	108,953
3.13%, 12/01/51 (a)	235,000	154,082
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	123,861
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	82,450
4.19%, 11/15/45 (a)	150,000	133,066
3.97%, 11/15/46 (a)	50,000	42,255
2.84%, 11/15/50 (a)	325,000	221,767
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	576,000	553,567
4.69%, 02/13/28 (a)	225,000	222,771
4.87%, 02/08/29 (a)	200,000	198,953
2.82%, 05/20/30 (a)	325,000	287,155
1.96%, 02/11/31 (a)	325,000	266,884
4.69%, 12/15/44 (a)	375,000	339,886
4.67%, 06/06/47 (a)	350,000	314,305
3.79%, 05/20/50 (a)	150,000	117,799
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	125,000	81,694
Biogen, Inc.
4.05%, 09/15/25 (a)	525,000	515,263
2.25%, 05/01/30 (a)	500,000	423,007
3.15%, 05/01/50 (a)	625,000	418,434
3.25%, 02/15/51 (a)	335,000	232,895
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	125,000	118,571
3.70%, 03/15/32 (a)	250,000	224,599
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	97,585
3.46%, 06/01/30 (a)	140,000	129,962
2.10%, 06/01/31 (a)	100,000	82,247
3.21%, 06/01/50 (a)	100,000	71,011
Boston Scientific Corp.
1.90%, 06/01/25 (a)	150,000	144,114
4.00%, 03/01/28 (a)	50,000	48,880

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 06/01/30 (a)	350,000	308,448
6.50%, 11/15/35 (g)	125,000	139,681
4.55%, 03/01/39 (a)	100,000	93,635
7.38%, 01/15/40	100,000	118,607
4.70%, 03/01/49 (a)	160,000	148,198
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	250,000	233,636
4.95%, 02/20/26	300,000	300,085
3.20%, 06/15/26 (a)	547,000	527,561
4.90%, 02/22/27 (a)	300,000	301,029
3.25%, 02/27/27	150,000	144,446
1.13%, 11/13/27 (a)	300,000	264,807
3.45%, 11/15/27 (a)	150,000	143,429
3.90%, 02/20/28 (a)	350,000	339,967
4.90%, 02/22/29 (a)	500,000	502,698
3.40%, 07/26/29 (a)	700,000	657,815
1.45%, 11/13/30 (a)	200,000	162,547
5.75%, 02/01/31 (a)	275,000	288,687
5.10%, 02/22/31 (a)	350,000	353,340
2.95%, 03/15/32 (a)	600,000	524,360
5.90%, 11/15/33 (a)	275,000	294,024
5.20%, 02/22/34 (a)	750,000	762,065
4.13%, 06/15/39 (a)	650,000	576,612
2.35%, 11/13/40 (a)	350,000	239,146
3.55%, 03/15/42 (a)	200,000	160,489
3.25%, 08/01/42	160,000	122,431
5.50%, 02/22/44 (a)	200,000	204,963
4.50%, 03/01/44 (a)	50,000	45,855
4.63%, 05/15/44 (a)	50,000	46,068
5.00%, 08/15/45 (a)	200,000	191,835
4.35%, 11/15/47 (a)	425,000	367,412
4.55%, 02/20/48 (a)	406,000	363,911
4.25%, 10/26/49 (a)	1,100,000	940,593
2.55%, 11/13/50 (a)	450,000	277,672
3.70%, 03/15/52 (a)	500,000	384,215
6.25%, 11/15/53 (a)	425,000	479,260
5.55%, 02/22/54 (a)	750,000	772,341
3.90%, 03/15/62 (a)	375,000	286,171
6.40%, 11/15/63 (a)	200,000	228,692
5.65%, 02/22/64 (a)	500,000	515,043
Brown-Forman Corp.
3.50%, 04/15/25 (a)	200,000	196,382
4.00%, 04/15/38 (a)	155,000	137,960
4.50%, 07/15/45 (a)	175,000	157,468
Brunswick Corp.
2.40%, 08/18/31 (a)	160,000	127,522
4.40%, 09/15/32 (a)	160,000	146,060
5.10%, 04/01/52 (a)	100,000	82,225
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	189,581
3.75%, 09/25/27 (a)	300,000	288,073
2.75%, 05/14/31 (a)	350,000	301,277
Campbell Soup Co.
5.20%, 03/19/27	150,000	150,385
4.15%, 03/15/28 (a)	200,000	193,990
2.38%, 04/24/30 (a)	250,000	214,361
5.40%, 03/21/34 (a)	300,000	302,226
4.80%, 03/15/48 (a)	265,000	236,187
3.13%, 04/24/50 (a)	25,000	16,652
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	150,000	146,592
3.41%, 06/15/27 (a)	350,000	332,544
5.13%, 02/15/29 (a)	150,000	150,350
5.45%, 02/15/34 (a)	125,000	126,475
4.60%, 03/15/43	100,000	87,301
4.50%, 11/15/44 (a)	90,000	77,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 09/15/45 (a)	150,000	135,362
4.37%, 06/15/47 (a)	175,000	147,851
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	90,883
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	63,021
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	285,258
2.80%, 05/15/30 (a)	100,000	88,431
2.70%, 03/15/31 (a)	300,000	257,704
4.25%, 03/01/45 (a)	150,000	132,837
4.30%, 12/15/47 (a)	255,000	221,292
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	109,866
Children's Hospital
2.93%, 07/15/50 (a)	125,000	81,571
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	86,170
2.59%, 02/01/50 (a)	120,000	77,248
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	89,390
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	99,570
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	147,142
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	332,033
5.60%, 11/15/32 (a)	150,000	157,057
5.00%, 06/15/52 (a)	205,000	193,954
Cigna Group
3.25%, 04/15/25 (a)	300,000	293,449
4.50%, 02/25/26 (a)	410,000	405,214
1.25%, 03/15/26 (a)	150,000	139,049
5.69%, 03/15/26 (a)	50,000	50,010
3.40%, 03/01/27 (a)	435,000	416,829
3.05%, 10/15/27 (a)	191,000	179,350
4.38%, 10/15/28 (a)	1,075,000	1,049,202
5.00%, 05/15/29 (a)	350,000	350,433
2.40%, 03/15/30 (a)	500,000	431,924
2.38%, 03/15/31 (a)	450,000	379,018
5.13%, 05/15/31 (a)	250,000	250,394
5.25%, 02/15/34 (a)	350,000	349,350
4.80%, 08/15/38 (a)	625,000	587,961
3.20%, 03/15/40 (a)	150,000	113,826
6.13%, 11/15/41	145,000	155,120
4.80%, 07/15/46 (a)	405,000	368,607
3.88%, 10/15/47 (a)	374,000	293,522
4.90%, 12/15/48 (a)	850,000	774,792
3.40%, 03/15/50 (a)	325,000	231,254
3.40%, 03/15/51 (a)	400,000	285,212
5.60%, 02/15/54 (a)	400,000	401,959
City of Hope
5.62%, 11/15/43	145,000	143,841
4.38%, 08/15/48 (a)	150,000	124,487
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	116,325
Clorox Co.
3.10%, 10/01/27 (a)	100,000	94,579
3.90%, 05/15/28 (a)	315,000	305,322
4.40%, 05/01/29 (a)	150,000	147,229
1.80%, 05/15/30 (a)	200,000	167,068
Coca-Cola Co.
3.38%, 03/25/27	350,000	339,113
1.45%, 06/01/27	500,000	455,197
1.00%, 03/15/28	400,000	351,049

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/06/29	275,000	244,189
3.45%, 03/25/30	400,000	376,480
1.65%, 06/01/30	450,000	379,698
2.00%, 03/05/31	205,000	173,508
1.38%, 03/15/31	400,000	325,008
2.25%, 01/05/32	500,000	425,904
2.50%, 06/01/40	350,000	254,562
4.20%, 03/25/50	150,000	133,400
2.60%, 06/01/50	485,000	317,684
3.00%, 03/05/51	525,000	373,732
2.50%, 03/15/51	500,000	317,033
2.75%, 06/01/60	325,000	211,850
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,874
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	350,000	310,819
1.85%, 09/01/32 (a)	200,000	156,896
5.25%, 11/26/43	150,000	148,174
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	300,000	287,132
3.25%, 08/15/32 (a)	250,000	226,359
4.60%, 03/01/33 (a)	300,000	300,964
4.00%, 08/15/45	200,000	176,355
3.70%, 08/01/47 (a)	87,000	72,790
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	154,602
3.35%, 10/01/29 (a)	350,000	321,579
4.35%, 11/01/42	280,000	243,221
3.82%, 10/01/49 (a)	200,000	156,661
4.19%, 10/01/49 (a)	275,000	228,851
3.91%, 10/01/50 (a)	185,000	145,337
6.46%, 11/01/52 (a)	175,000	199,994
Community Health Network, Inc.
3.10%, 05/01/50 (a)	165,000	112,534
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	250,000	246,823
1.38%, 11/01/27 (a)	400,000	350,255
7.00%, 10/01/28	110,000	118,537
4.85%, 11/01/28 (a)	400,000	395,654
8.25%, 09/15/30	50,000	57,692
5.30%, 11/01/38 (a)	300,000	286,135
5.40%, 11/01/48 (a)	230,000	216,442
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	250,000	246,290
4.75%, 12/01/25	200,000	198,311
3.70%, 12/06/26 (a)	200,000	192,907
4.35%, 05/09/27 (a)	125,000	122,473
3.60%, 02/15/28 (a)	100,000	95,000
4.65%, 11/15/28 (a)	250,000	246,107
3.15%, 08/01/29 (a)	400,000	365,060
2.88%, 05/01/30 (a)	200,000	177,247
2.25%, 08/01/31 (a)	300,000	247,998
4.75%, 05/09/32 (a)	200,000	195,575
4.90%, 05/01/33 (a)	100,000	98,146
4.50%, 05/09/47 (a)	175,000	150,225
4.10%, 02/15/48 (a)	175,000	142,936
5.25%, 11/15/48 (a)	200,000	191,708
3.75%, 05/01/50 (a)	100,000	76,687
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	96,080
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	109,913
CVS Health Corp.
3.88%, 07/20/25 (a)	800,000	785,236
5.00%, 02/20/26 (a)	400,000	398,684
2.88%, 06/01/26 (a)	400,000	381,351
3.00%, 08/15/26 (a)	250,000	238,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/27 (a)	250,000	240,642
6.25%, 06/01/27	235,000	244,879
1.30%, 08/21/27 (a)	600,000	532,146
4.30%, 03/25/28 (a)	1,422,000	1,388,200
5.00%, 01/30/29 (a)	250,000	250,571
3.25%, 08/15/29 (a)	500,000	459,069
5.13%, 02/21/30 (a)	400,000	401,279
3.75%, 04/01/30 (a)	500,000	466,054
1.75%, 08/21/30 (a)	100,000	82,180
5.25%, 01/30/31 (a)	200,000	201,629
1.88%, 02/28/31 (a)	400,000	325,967
2.13%, 09/15/31 (a)	200,000	163,526
5.25%, 02/21/33 (a)	400,000	400,354
5.30%, 06/01/33 (a)	350,000	350,943
4.88%, 07/20/35 (a)	200,000	192,852
4.78%, 03/25/38 (a)	1,400,000	1,293,808
6.13%, 09/15/39	150,000	155,162
4.13%, 04/01/40 (a)	300,000	252,952
2.70%, 08/21/40 (a)	400,000	278,782
5.30%, 12/05/43 (a)	200,000	190,088
5.13%, 07/20/45 (a)	950,000	876,042
5.05%, 03/25/48 (a)	2,200,000	1,999,249
4.25%, 04/01/50 (a)	150,000	121,710
5.63%, 02/21/53 (a)	350,000	344,652
5.88%, 06/01/53 (a)	350,000	356,210
6.00%, 06/01/63 (a)	200,000	206,501
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	146,764
4.38%, 09/15/45 (a)	125,000	111,732
2.60%, 10/01/50 (a)	260,000	165,126
2.80%, 12/10/51 (a)	350,000	230,722
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	80,043
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	221,892
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	224,026
3.25%, 11/15/39 (a)	245,000	198,303
3.40%, 11/15/49 (a)	275,000	206,948
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	189,342
5.38%, 10/05/26 (a)	200,000	201,964
5.30%, 10/24/27 (a)	300,000	304,347
3.88%, 05/18/28 (a)	250,000	242,414
2.38%, 10/24/29 (a)	200,000	176,818
2.00%, 04/29/30 (a)	350,000	298,160
2.13%, 04/29/32 (a)	250,000	204,294
5.50%, 01/24/33 (a)	225,000	233,585
5.63%, 10/05/33 (a)	300,000	315,716
5.88%, 09/30/36	200,000	216,222
3.88%, 04/29/43 (a)	50,000	42,743
Diageo Investment Corp.
7.45%, 04/15/35	100,000	118,610
4.25%, 05/11/42	100,000	89,709
Dignity Health
4.50%, 11/01/42	145,000	126,754
5.27%, 11/01/64	50,000	47,196
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	167,330
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	275,000	267,912
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	48,689
5.00%, 02/27/26 (a)	250,000	250,025
4.50%, 02/09/27 (a)	300,000	299,139
5.50%, 03/15/27	25,000	25,763
3.10%, 05/15/27 (a)	150,000	143,007

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/09/29 (a)	300,000	299,153
3.38%, 03/15/29 (a)	350,000	332,157
4.70%, 02/27/33 (a)	300,000	299,214
4.70%, 02/09/34 (a)	400,000	398,258
3.70%, 03/01/45 (a)	125,000	103,515
3.95%, 05/15/47 (a)	150,000	130,817
3.95%, 03/15/49 (a)	350,000	296,122
2.25%, 05/15/50 (a)	425,000	260,342
4.88%, 02/27/53 (a)	200,000	195,444
5.00%, 02/09/54 (a)	400,000	398,116
4.15%, 03/15/59 (a)	225,000	191,035
2.50%, 09/15/60 (a)	450,000	265,581
4.95%, 02/27/63 (a)	200,000	194,485
5.10%, 02/09/64 (a)	400,000	398,930
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	350,000	335,598
4.38%, 05/15/28 (a)	200,000	197,211
2.38%, 12/01/29 (a)	200,000	175,946
2.60%, 04/15/30 (a)	250,000	220,054
4.65%, 05/15/33 (a)	200,000	196,432
4.38%, 06/15/45 (a)	175,000	152,539
4.15%, 03/15/47 (a)	150,000	126,358
3.13%, 12/01/49 (a)	325,000	224,364
5.15%, 05/15/53 (a)	150,000	146,005
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	167,759
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	444,111
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,579
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	400,000	401,468
5.65%, 11/15/27 (a)	525,000	534,716
5.86%, 03/15/30 (a)	350,000	364,579
5.91%, 11/22/32 (a)	500,000	525,512
6.38%, 11/22/52 (a)	300,000	339,199
General Mills, Inc.
4.00%, 04/17/25 (a)	200,000	197,140
5.24%, 11/18/25 (a)	100,000	99,726
3.20%, 02/10/27 (a)	400,000	381,396
4.20%, 04/17/28 (a)	325,000	316,981
2.88%, 04/15/30 (a)	350,000	312,117
2.25%, 10/14/31 (a)	200,000	165,407
4.95%, 03/29/33 (a)	300,000	297,023
4.70%, 04/17/48 (a)	50,000	45,385
3.00%, 02/01/51 (a)	501,000	329,690
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	800,000	779,360
2.95%, 03/01/27 (a)	200,000	190,264
1.20%, 10/01/27 (a)	300,000	265,851
1.65%, 10/01/30 (a)	50,000	41,222
5.25%, 10/15/33 (a)	300,000	306,359
4.60%, 09/01/35 (a)	175,000	167,965
4.00%, 09/01/36 (a)	300,000	269,301
5.65%, 12/01/41 (a)	325,000	334,894
4.80%, 04/01/44 (a)	675,000	627,112
4.50%, 02/01/45 (a)	525,000	468,132
4.75%, 03/01/46 (a)	660,000	606,858
4.15%, 03/01/47 (a)	575,000	483,689
2.80%, 10/01/50 (a)	500,000	327,742
5.55%, 10/15/53 (a)	200,000	207,114
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	259,556
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	275,000	270,561
3.88%, 05/15/28	500,000	486,207
5.38%, 04/15/34	130,000	139,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 05/15/38	775,000	876,547
4.20%, 03/18/43	175,000	156,618
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	143,533
4.21%, 07/01/48 (a)	150,000	131,196
4.50%, 07/01/57 (a)	95,000	85,971
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	478,531
3.38%, 03/24/29 (a)	350,000	325,698
3.63%, 03/24/32 (a)	500,000	451,059
4.00%, 03/24/52 (a)	300,000	241,593
Hartford HealthCare Corp.
3.45%, 07/01/54	140,000	102,738
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	190,661
3.50%, 09/15/27 (a)	150,000	141,208
3.90%, 11/19/29 (a)	250,000	232,239
6.35%, 03/15/40	150,000	154,277
5.10%, 05/15/44 (a)	125,000	107,713
HCA, Inc.
5.25%, 04/15/25	350,000	348,784
5.88%, 02/15/26 (a)	365,000	366,646
5.25%, 06/15/26 (a)	350,000	349,020
5.38%, 09/01/26 (a)	300,000	299,983
4.50%, 02/15/27 (a)	350,000	343,299
3.13%, 03/15/27 (a)	350,000	330,998
5.20%, 06/01/28 (a)	350,000	351,241
5.63%, 09/01/28 (a)	400,000	405,053
5.88%, 02/01/29 (a)	300,000	306,920
3.38%, 03/15/29 (a)	150,000	137,633
4.13%, 06/15/29 (a)	575,000	544,460
3.50%, 09/01/30 (a)	750,000	678,298
5.45%, 04/01/31 (a)	300,000	301,824
2.38%, 07/15/31 (a)	310,000	255,258
3.63%, 03/15/32 (a)	500,000	442,726
5.50%, 06/01/33 (a)	300,000	300,965
5.60%, 04/01/34 (a)	400,000	402,771
5.13%, 06/15/39 (a)	225,000	212,517
4.38%, 03/15/42 (a)	160,000	134,434
5.50%, 06/15/47 (a)	450,000	428,634
5.25%, 06/15/49 (a)	800,000	732,324
3.50%, 07/15/51 (a)	450,000	311,282
4.63%, 03/15/52 (a)	600,000	502,356
5.90%, 06/01/53 (a)	250,000	251,665
6.00%, 04/01/54 (a)	400,000	406,373
Hershey Co.
0.90%, 06/01/25 (a)	265,000	252,267
2.30%, 08/15/26 (a)	310,000	292,366
2.45%, 11/15/29 (a)	100,000	89,392
3.13%, 11/15/49 (a)	225,000	163,116
2.65%, 06/01/50 (a)	165,000	107,512
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	142,593
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	149,842
1.70%, 06/03/28 (a)	200,000	177,311
1.80%, 06/11/30 (a)	250,000	209,392
3.05%, 06/03/51 (a)	170,000	116,317
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	130,849
Illumina, Inc.
5.75%, 12/13/27 (a)	150,000	151,887
2.55%, 03/23/31 (a)	175,000	144,833
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	118,627
2.85%, 11/01/51 (a)	50,000	34,165

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	142,828
2.90%, 06/01/30 (a)	175,000	154,916
3.90%, 06/01/50 (a)	100,000	74,513
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	128,067
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	106,859
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	78,570
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	203,155
6.25%, 02/01/29 (a)	200,000	207,739
J M Smucker Co.
5.90%, 11/15/28 (a)	300,000	311,370
2.38%, 03/15/30 (a)	200,000	173,602
2.13%, 03/15/32 (a)	300,000	242,935
6.20%, 11/15/33 (a)	300,000	320,494
4.25%, 03/15/35	200,000	182,808
6.50%, 11/15/43 (a)	200,000	217,094
4.38%, 03/15/45	175,000	150,189
3.55%, 03/15/50 (a)	100,000	71,113
6.50%, 11/15/53 (a)	290,000	322,222
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	500,000	525,715
7.25%, 11/15/53 (a)(d)	275,000	295,693
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	300,000	276,607
5.13%, 02/01/28 (a)	280,000	276,005
5.50%, 01/15/30 (a)	430,000	423,998
3.75%, 12/01/31 (a)	200,000	173,383
3.63%, 01/15/32 (a)	235,000	201,129
3.00%, 05/15/32 (a)	325,000	265,511
5.75%, 04/01/33 (a)	500,000	493,082
4.38%, 02/02/52 (a)	325,000	235,561
6.50%, 12/01/52 (a)	370,000	366,462
Johnson & Johnson
0.55%, 09/01/25 (a)	270,000	254,042
2.45%, 03/01/26 (a)	500,000	479,209
2.95%, 03/03/27 (a)	300,000	287,458
0.95%, 09/01/27 (a)	450,000	400,344
2.90%, 01/15/28 (a)	350,000	331,481
6.95%, 09/01/29	100,000	113,108
1.30%, 09/01/30 (a)	575,000	475,661
4.95%, 05/15/33	100,000	104,648
4.38%, 12/05/33 (a)	250,000	249,481
3.55%, 03/01/36 (a)	317,000	282,298
3.63%, 03/03/37 (a)	500,000	444,040
3.40%, 01/15/38 (a)	300,000	257,478
5.85%, 07/15/38	232,000	256,454
2.10%, 09/01/40 (a)	350,000	241,114
4.50%, 09/01/40	50,000	48,068
4.85%, 05/15/41	250,000	250,298
4.50%, 12/05/43 (a)	200,000	192,023
3.70%, 03/01/46 (a)	575,000	480,809
3.75%, 03/03/47 (a)	300,000	249,526
3.50%, 01/15/48 (a)	175,000	139,537
2.25%, 09/01/50 (a)	375,000	233,834
2.45%, 09/01/60 (a)	300,000	178,818
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	190,641
2.81%, 06/01/41 (a)	400,000	295,439
4.88%, 04/01/42	50,000	48,199
4.15%, 05/01/47 (a)	410,000	353,346
3.27%, 11/01/49 (a)	300,000	221,278
3.00%, 06/01/51 (a)	450,000	312,363
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kellanova
3.25%, 04/01/26	300,000	289,300
4.30%, 05/15/28 (a)	275,000	268,618
2.10%, 06/01/30 (a)	250,000	212,556
7.45%, 04/01/31	200,000	224,878
4.50%, 04/01/46	246,000	211,061
Kenvue, Inc.
5.35%, 03/22/26 (a)	200,000	201,578
5.05%, 03/22/28 (a)	350,000	354,057
5.00%, 03/22/30 (a)	200,000	202,269
4.90%, 03/22/33 (a)	400,000	400,106
5.10%, 03/22/43 (a)	275,000	273,735
5.05%, 03/22/53 (a)	400,000	392,015
5.20%, 03/22/63 (a)	200,000	198,112
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	148,422
3.40%, 11/15/25 (a)	200,000	194,171
2.55%, 09/15/26 (a)	150,000	141,171
5.10%, 03/15/27 (a)	200,000	200,200
3.43%, 06/15/27 (a)	200,000	190,629
4.60%, 05/25/28 (a)	400,000	395,036
3.95%, 04/15/29 (a)	275,000	262,833
3.20%, 05/01/30 (a)	300,000	270,776
2.25%, 03/15/31 (a)	250,000	208,673
4.05%, 04/15/32 (a)	225,000	209,768
4.50%, 11/15/45 (a)	150,000	131,550
4.42%, 12/15/46 (a)	225,000	192,932
5.09%, 05/25/48 (a)	75,000	71,158
3.80%, 05/01/50 (a)	295,000	226,377
4.50%, 04/15/52 (a)	400,000	343,587
Kimberly-Clark Corp.
2.75%, 02/15/26	205,000	197,372
1.05%, 09/15/27 (a)	200,000	176,932
3.95%, 11/01/28 (a)	200,000	195,524
3.20%, 04/25/29 (a)	200,000	186,812
3.10%, 03/26/30 (a)	200,000	183,410
2.00%, 11/02/31 (a)	150,000	124,412
6.63%, 08/01/37	300,000	348,802
5.30%, 03/01/41	200,000	203,037
3.20%, 07/30/46 (a)	150,000	110,975
3.90%, 05/04/47 (a)	50,000	41,099
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	123,487
Koninklijke Philips NV
6.88%, 03/11/38	217,000	236,505
5.00%, 03/15/42	150,000	137,635
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	478,658
3.88%, 05/15/27 (a)	400,000	387,656
4.63%, 01/30/29 (a)	120,000	118,333
3.75%, 04/01/30 (a)	250,000	235,041
4.25%, 03/01/31 (a)	65,000	62,275
6.75%, 03/15/32	125,000	138,639
5.00%, 07/15/35 (a)	300,000	296,391
6.88%, 01/26/39	175,000	198,095
4.63%, 10/01/39 (a)	125,000	113,933
6.50%, 02/09/40	200,000	217,819
5.00%, 06/04/42	550,000	516,868
5.20%, 07/15/45 (a)	425,000	403,278
4.38%, 06/01/46 (a)	600,000	507,082
4.88%, 10/01/49 (a)	300,000	272,403
5.50%, 06/01/50 (a)	200,000	198,042
Kroger Co.
2.65%, 10/15/26 (a)	200,000	188,691
3.70%, 08/01/27 (a)	150,000	144,429
4.50%, 01/15/29 (a)	200,000	197,560
2.20%, 05/01/30 (a)	250,000	212,702

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 01/15/31 (a)	200,000	161,733
7.50%, 04/01/31	100,000	114,090
6.90%, 04/15/38	190,000	213,598
5.40%, 07/15/40 (a)	50,000	48,928
5.00%, 04/15/42 (a)	100,000	95,064
5.15%, 08/01/43 (a)	127,000	119,430
3.88%, 10/15/46 (a)	110,000	85,100
4.45%, 02/01/47 (a)	300,000	258,476
4.65%, 01/15/48 (a)	150,000	132,333
5.40%, 01/15/49 (a)	200,000	197,255
3.95%, 01/15/50 (a)	135,000	107,699
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	96,000	88,958
3.60%, 09/01/27 (a)	200,000	191,190
2.95%, 12/01/29 (a)	250,000	224,494
2.70%, 06/01/31 (a)	150,000	128,777
4.70%, 02/01/45 (a)	250,000	226,531
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	80,409
3.19%, 07/01/49 (a)	165,000	120,224
4.12%, 07/01/55	100,000	84,395
3.34%, 07/01/60 (a)	200,000	139,709
Mattel, Inc.
5.45%, 11/01/41 (a)	90,000	83,805
Mayo Clinic
3.77%, 11/15/43	100,000	85,058
4.00%, 11/15/47	75,000	65,034
4.13%, 11/15/52	110,000	97,337
3.20%, 11/15/61 (a)	175,000	120,778
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	138,680
3.40%, 08/15/27 (a)	250,000	237,580
2.50%, 04/15/30 (a)	200,000	173,984
4.20%, 08/15/47 (a)	250,000	212,867
McKesson Corp.
0.90%, 12/03/25 (a)	350,000	325,963
1.30%, 08/15/26 (a)	200,000	183,136
3.95%, 02/16/28 (a)	100,000	96,879
4.90%, 07/15/28 (a)	50,000	50,235
5.10%, 07/15/33 (a)	50,000	50,515
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	131,954
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	196,175
5.90%, 11/01/39	75,000	77,959
4.60%, 06/01/44 (a)	175,000	157,191
MedStar Health, Inc.
3.63%, 08/15/49	100,000	77,540
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	245,722
4.50%, 03/30/33 (a)	375,000	364,105
Medtronic, Inc.
4.38%, 03/15/35	550,000	526,325
4.63%, 03/15/45	500,000	470,459
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	76,199
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	128,196
2.96%, 01/01/50 (a)	150,000	105,061
4.13%, 07/01/52	100,000	85,771
4.20%, 07/01/55	200,000	171,268
Merck & Co., Inc.
0.75%, 02/24/26 (a)	300,000	278,566
1.70%, 06/10/27 (a)	450,000	410,345
1.90%, 12/10/28 (a)	300,000	266,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 03/07/29 (a)	505,000	478,549
4.30%, 05/17/30 (a)	200,000	195,854
1.45%, 06/24/30 (a)	350,000	288,566
2.15%, 12/10/31 (a)	500,000	418,917
4.50%, 05/17/33 (a)	400,000	391,488
6.50%, 12/01/33 (g)	285,000	324,020
3.90%, 03/07/39 (a)	250,000	221,136
2.35%, 06/24/40 (a)	300,000	211,525
3.60%, 09/15/42 (a)	175,000	143,485
4.15%, 05/18/43	350,000	309,869
4.90%, 05/17/44 (a)	300,000	292,077
3.70%, 02/10/45 (a)	500,000	408,673
4.00%, 03/07/49 (a)	450,000	378,492
2.45%, 06/24/50 (a)	350,000	217,681
2.75%, 12/10/51 (a)	575,000	376,751
5.00%, 05/17/53 (a)	400,000	391,482
2.90%, 12/10/61 (a)	400,000	251,584
5.15%, 05/17/63 (a)	300,000	297,277
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,147
5.75%, 11/15/36	100,000	108,212
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	114,644
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	658,908
5.00%, 05/01/42	325,000	308,184
4.20%, 07/15/46 (a)	450,000	376,718
Mondelez International, Inc.
1.50%, 05/04/25 (a)	150,000	143,899
2.63%, 03/17/27 (a)	250,000	234,230
4.75%, 02/20/29 (a)	150,000	148,976
2.75%, 04/13/30 (a)	275,000	245,001
1.50%, 02/04/31 (a)	200,000	159,958
3.00%, 03/17/32 (a)	250,000	217,233
1.88%, 10/15/32 (a)(c)	225,000	179,409
2.63%, 09/04/50 (a)	250,000	157,981
Montefiore Obligated Group
5.25%, 11/01/48	140,000	107,085
4.29%, 09/01/50	100,000	63,167
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	125,000	99,621
Mount Sinai Hospital
3.98%, 07/01/48	150,000	122,215
3.74%, 07/01/49 (a)	100,000	74,809
3.39%, 07/01/50 (a)	175,000	122,932
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	76,332
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	193,292
5.40%, 11/29/43 (a)	150,000	131,724
5.20%, 04/15/48 (a)	225,000	186,819
MyMichigan Health
3.41%, 06/01/50 (a)	125,000	93,282
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	102,957
4.02%, 08/01/45	100,000	86,708
4.06%, 08/01/56	100,000	82,816
2.61%, 08/01/60 (a)	100,000	57,981
3.95%, 08/01/19 (a)	150,000	111,891
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	140,801
4.26%, 11/01/47 (a)	250,000	207,846
3.81%, 11/01/49 (a)	145,000	110,837
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	82,888

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	114,250
3.17%, 11/01/51 (a)	175,000	122,580
3.32%, 11/01/61 (a)	125,000	83,691
Novartis Capital Corp.
3.00%, 11/20/25 (a)	450,000	437,244
2.00%, 02/14/27 (a)	200,000	186,327
3.10%, 05/17/27 (a)	350,000	334,950
2.20%, 08/14/30 (a)	470,000	408,408
3.70%, 09/21/42	100,000	84,387
4.40%, 05/06/44	525,000	484,114
4.00%, 11/20/45 (a)	375,000	324,293
2.75%, 08/14/50 (a)	350,000	237,688
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	79,031
NYU Langone Hospitals
5.75%, 07/01/43	100,000	106,334
4.78%, 07/01/44	100,000	94,596
4.37%, 07/01/47 (a)	155,000	138,245
3.38%, 07/01/55 (a)	150,000	107,693
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	87,546
OhioHealth Corp.
2.30%, 11/15/31 (a)	135,000	112,915
2.83%, 11/15/41 (a)	100,000	73,616
3.04%, 11/15/50 (a)	150,000	108,110
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	84,560
3.33%, 10/01/50 (a)	100,000	74,871
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	125,000	116,663
4.79%, 11/15/48 (a)	25,000	22,417
3.22%, 11/15/50 (a)	200,000	137,142
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	150,000	149,167
4.55%, 02/16/29 (a)	150,000	148,960
PepsiCo, Inc.
2.75%, 04/30/25 (a)	300,000	292,655
3.50%, 07/17/25 (a)	200,000	196,000
5.25%, 11/10/25	300,000	301,737
4.55%, 02/13/26 (a)	150,000	149,281
2.85%, 02/24/26 (a)	300,000	289,773
2.38%, 10/06/26 (a)	300,000	283,358
2.63%, 03/19/27 (a)	150,000	141,468
3.00%, 10/15/27 (a)	500,000	473,773
3.60%, 02/18/28 (a)	300,000	290,056
4.45%, 05/15/28 (a)	200,000	200,227
7.00%, 03/01/29	200,000	221,000
2.63%, 07/29/29 (a)	300,000	272,775
2.75%, 03/19/30 (a)	500,000	450,296
1.63%, 05/01/30 (a)	295,000	247,849
1.40%, 02/25/31 (a)	200,000	161,748
1.95%, 10/21/31 (a)	600,000	498,794
3.90%, 07/18/32 (a)	400,000	379,223
3.50%, 03/19/40 (a)	200,000	166,561
2.63%, 10/21/41 (a)	50,000	36,398
4.00%, 03/05/42	250,000	226,220
3.60%, 08/13/42	145,000	118,936
4.45%, 04/14/46 (a)	375,000	345,861
3.45%, 10/06/46 (a)	200,000	156,958
4.00%, 05/02/47 (a)	225,000	192,206
3.38%, 07/29/49 (a)	250,000	190,808
2.88%, 10/15/49 (a)	350,000	244,003
3.63%, 03/19/50 (a)	300,000	239,540
2.75%, 10/21/51 (a)	250,000	167,176
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 07/18/52 (a)	50,000	43,812
3.88%, 03/19/60 (a)	250,000	203,382
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	750,000	745,164
4.45%, 05/19/26 (a)	900,000	891,007
4.45%, 05/19/28 (a)	1,100,000	1,084,428
4.65%, 05/19/30 (a)	800,000	792,122
4.75%, 05/19/33 (a)	1,350,000	1,330,275
5.11%, 05/19/43 (a)	850,000	831,828
5.30%, 05/19/53 (a)	1,600,000	1,592,254
5.34%, 05/19/63 (a)	1,000,000	981,154
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	142,960
2.75%, 06/03/26	400,000	383,649
3.00%, 12/15/26	550,000	526,328
3.60%, 09/15/28 (a)	300,000	287,835
3.45%, 03/15/29 (a)	500,000	474,224
2.63%, 04/01/30 (a)	350,000	312,146
1.70%, 05/28/30 (a)	250,000	210,211
1.75%, 08/18/31 (a)	300,000	245,094
4.00%, 12/15/36	250,000	228,087
4.10%, 09/15/38 (a)	200,000	180,947
3.90%, 03/15/39 (a)	300,000	260,148
7.20%, 03/15/39	650,000	784,274
2.55%, 05/28/40 (a)	300,000	214,458
5.60%, 09/15/40	140,000	145,887
4.30%, 06/15/43	250,000	222,602
4.40%, 05/15/44	350,000	321,184
4.13%, 12/15/46	200,000	171,235
4.20%, 09/15/48 (a)	300,000	258,311
4.00%, 03/15/49 (a)	395,000	331,097
2.70%, 05/28/50 (a)	250,000	167,729
Pharmacia LLC
6.60%, 12/01/28	200,000	214,858
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	200,000	192,185
3.38%, 08/11/25 (a)	150,000	146,503
5.00%, 11/17/25	300,000	299,431
4.88%, 02/13/26	600,000	598,080
2.75%, 02/25/26 (a)	255,000	244,438
0.88%, 05/01/26 (a)	250,000	229,614
3.13%, 08/17/27 (a)	50,000	47,292
5.13%, 11/17/27 (a)	500,000	502,770
4.88%, 02/15/28 (a)	600,000	598,860
3.13%, 03/02/28 (a)	250,000	233,567
5.25%, 09/07/28 (a)	100,000	101,231
4.88%, 02/13/29 (a)	250,000	248,669
3.38%, 08/15/29 (a)	200,000	185,575
5.63%, 11/17/29 (a)	400,000	412,319
5.13%, 02/15/30 (a)	600,000	600,290
2.10%, 05/01/30 (a)	250,000	212,544
5.50%, 09/07/30 (a)	200,000	204,065
1.75%, 11/01/30 (a)	250,000	204,207
5.13%, 02/13/31 (a)	250,000	248,504
5.75%, 11/17/32 (a)	400,000	413,142
5.38%, 02/15/33 (a)	450,000	453,744
5.63%, 09/07/33 (a)	200,000	204,752
5.25%, 02/13/34 (a)	500,000	495,468
6.38%, 05/16/38	400,000	438,185
4.38%, 11/15/41	250,000	216,175
4.50%, 03/20/42	250,000	218,796
3.88%, 08/21/42	250,000	200,432
4.13%, 03/04/43	250,000	207,194
4.88%, 11/15/43	310,000	284,243
4.25%, 11/10/44	350,000	293,786
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	175,000	141,924
2.86%, 01/01/52 (a)	75,000	49,657

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	400,000	361,231
3.50%, 03/01/32 (a)	325,000	275,802
6.25%, 07/01/33 (a)	250,000	256,085
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	96,119
Procter & Gamble Co.
0.55%, 10/29/25	300,000	280,668
4.10%, 01/26/26	200,000	198,177
2.70%, 02/02/26	45,000	43,379
1.00%, 04/23/26	250,000	232,179
2.45%, 11/03/26	350,000	331,303
1.90%, 02/01/27	250,000	232,565
2.80%, 03/25/27	200,000	190,346
2.85%, 08/11/27	200,000	189,661
3.95%, 01/26/28	275,000	271,449
3.00%, 03/25/30	470,000	433,400
1.20%, 10/29/30	375,000	307,314
1.95%, 04/23/31	325,000	276,437
2.30%, 02/01/32	275,000	237,225
4.05%, 01/26/33	250,000	242,805
5.80%, 08/15/34	125,000	137,852
5.55%, 03/05/37	115,000	123,978
3.55%, 03/25/40	210,000	180,377
3.50%, 10/25/47	150,000	121,318
3.60%, 03/25/50	150,000	123,972
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	184,400
3.74%, 10/01/47	192,000	150,543
3.93%, 10/01/48 (a)	250,000	196,069
2.70%, 10/01/51 (a)	150,000	91,743
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	95,778
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	96,580
4.20%, 06/30/29 (a)	350,000	339,371
2.95%, 06/30/30 (a)	200,000	177,730
2.80%, 06/30/31 (a)	200,000	171,608
4.70%, 03/30/45 (a)	100,000	91,080
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	101,646
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	307,023
2.80%, 09/15/50 (a)	250,000	157,721
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	130,779
3.30%, 09/15/29 (a)	250,000	227,180
2.55%, 03/15/31 (a)	75,000	63,297
2.25%, 09/15/31 (a)	200,000	164,410
3.63%, 03/15/51 (a)	125,000	88,176
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	641,495
5.70%, 08/15/35 (a)	200,000	195,599
7.25%, 06/15/37	125,000	135,261
6.15%, 09/15/43	175,000	174,472
5.85%, 08/15/45 (a)	670,000	623,749
Royalty Pharma PLC
1.20%, 09/02/25 (a)	325,000	305,970
1.75%, 09/02/27 (a)	300,000	268,036
2.20%, 09/02/30 (a)	300,000	249,437
2.15%, 09/02/31 (a)	175,000	141,110
3.30%, 09/02/40 (a)	300,000	223,810
3.55%, 09/02/50 (a)	250,000	172,514
3.35%, 09/02/51 (a)	175,000	115,339
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	142,742
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	125,000	103,909
3.48%, 07/01/49 (a)	80,000	61,834
Sanofi SA
3.63%, 06/19/28 (a)	275,000	265,996
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	88,985
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	68,479
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	65,007
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	800,000	765,071
Smith & Nephew PLC
2.03%, 10/14/30 (a)	270,000	223,213
Solventum Corp.
5.45%, 02/25/27 (a)(d)	250,000	250,851
5.40%, 03/01/29 (a)(d)	400,000	401,027
5.45%, 03/13/31 (a)(d)	275,000	274,392
5.60%, 03/23/34 (a)(d)	450,000	451,414
5.90%, 04/30/54 (a)(d)	350,000	349,503
6.00%, 05/15/64 (a)(d)	150,000	148,835
SSM Health Care Corp.
4.89%, 06/01/28 (a)	200,000	199,654
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	45,742
3.80%, 11/15/48 (a)	150,000	122,956
3.03%, 08/15/51 (a)	150,000	104,625
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	171,160
3.75%, 03/15/51 (a)	200,000	148,454
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	190,146
3.38%, 11/01/25 (a)	200,000	194,209
3.50%, 03/15/26 (a)	240,000	232,690
3.65%, 03/07/28 (a)	150,000	143,592
1.95%, 06/15/30 (a)	300,000	253,235
4.10%, 04/01/43 (a)	100,000	86,150
4.38%, 05/15/44 (a)	155,000	137,988
4.63%, 03/15/46 (a)	250,000	228,377
2.90%, 06/15/50 (a)	200,000	138,263
Summa Health
3.51%, 11/15/51 (a)	100,000	75,050
Sutter Health
1.32%, 08/15/25 (a)	200,000	189,357
2.29%, 08/15/30 (a)	250,000	214,275
3.16%, 08/15/40 (a)	150,000	116,991
4.09%, 08/15/48 (a)	280,000	238,031
3.36%, 08/15/50 (a)	200,000	147,273
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	195,206
3.30%, 07/15/26 (a)	250,000	240,155
3.25%, 07/15/27 (a)	300,000	283,738
5.75%, 01/17/29 (a)	150,000	154,435
2.40%, 02/15/30 (a)	200,000	173,377
5.95%, 04/01/30 (a)	200,000	208,515
2.45%, 12/14/31 (a)	150,000	125,459
5.38%, 09/21/35	200,000	203,743
6.60%, 04/01/40 (a)	170,000	188,634
4.85%, 10/01/45 (a)	175,000	160,098
4.50%, 04/01/46 (a)	150,000	131,507
4.45%, 03/15/48 (a)	175,000	149,032
3.30%, 02/15/50 (a)	215,000	154,221
6.60%, 04/01/50 (a)	300,000	343,406

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	501,253
2.05%, 03/31/30 (a)	750,000	636,252
3.03%, 07/09/40 (a)	450,000	339,690
3.18%, 07/09/50 (a)	490,000	341,949
3.38%, 07/09/60 (a)	300,000	202,937
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	60,994
4.33%, 11/15/55	100,000	88,862
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	250,000	250,405
5.00%, 12/05/26 (a)	300,000	301,369
1.75%, 10/15/28 (a)	200,000	176,655
5.00%, 01/31/29 (a)	300,000	302,971
2.60%, 10/01/29 (a)	260,000	233,475
4.98%, 08/10/30 (a)	250,000	251,903
2.00%, 10/15/31 (a)	375,000	309,161
4.95%, 11/21/32 (a)	200,000	200,985
5.09%, 08/10/33 (a)	300,000	303,501
5.20%, 01/31/34 (a)	200,000	204,098
2.80%, 10/15/41 (a)	400,000	293,133
5.30%, 02/01/44 (a)	148,000	148,529
4.10%, 08/15/47 (a)	235,000	199,729
Toledo Hospital
5.75%, 11/15/38 (a)	145,000	144,727
Trinity Health Corp.
2.63%, 12/01/40 (a)	50,000	36,046
4.13%, 12/01/45	175,000	152,654
3.43%, 12/01/48	125,000	97,293
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	195,268
3.55%, 06/02/27 (a)	300,000	286,487
4.35%, 03/01/29 (a)	360,000	348,454
5.70%, 03/15/34 (a)	250,000	253,346
4.88%, 08/15/34 (a)	250,000	240,318
5.15%, 08/15/44 (a)	175,000	160,452
4.55%, 06/02/47 (a)	250,000	208,602
5.10%, 09/28/48 (a)	310,000	279,826
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	122,164
Unilever Capital Corp.
3.10%, 07/30/25	200,000	195,145
2.00%, 07/28/26	250,000	234,531
2.90%, 05/05/27 (a)	445,000	422,103
3.50%, 03/22/28 (a)	350,000	335,853
2.13%, 09/06/29 (a)	200,000	176,338
1.38%, 09/14/30 (a)	195,000	158,675
1.75%, 08/12/31 (a)	300,000	245,359
5.90%, 11/15/32	325,000	350,057
5.00%, 12/08/33 (a)	200,000	202,373
2.63%, 08/12/51 (a)	300,000	198,754
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	182,313
2.65%, 10/15/30 (a)	250,000	211,948
2.65%, 01/15/32 (a)	150,000	122,928
UPMC
3.60%, 04/03/25	295,000	289,764
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	550,000	531,466
5.25%, 06/15/46 (a)	300,000	249,134
Viatris, Inc.
1.65%, 06/22/25 (a)	120,000	114,138
2.30%, 06/22/27 (a)	250,000	227,129
2.70%, 06/22/30 (a)	450,000	381,852
3.85%, 06/22/40 (a)	460,000	340,046
4.00%, 06/22/50 (a)	575,000	396,453
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	64,838
Whirlpool Corp.
3.70%, 05/01/25	100,000	98,137
4.75%, 02/26/29 (a)	270,000	265,644
2.40%, 05/15/31 (a)	100,000	82,741
4.50%, 06/01/46 (a)	250,000	204,824
4.60%, 05/15/50 (a)(c)	150,000	123,185
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	180,000	162,592
3.07%, 03/01/51 (a)	50,000	33,219
Wyeth LLC
6.50%, 02/01/34	385,000	426,601
6.00%, 02/15/36	300,000	325,390
5.95%, 04/01/37	550,000	594,693
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	90,965
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	250,000	245,247
3.05%, 01/15/26 (a)	200,000	192,238
2.60%, 11/24/31 (a)	350,000	295,283
4.45%, 08/15/45 (a)	149,000	133,948
Zoetis, Inc.
4.50%, 11/13/25 (a)	225,000	222,330
3.00%, 09/12/27 (a)	300,000	281,274
3.90%, 08/20/28 (a)	220,000	211,851
2.00%, 05/15/30 (a)	250,000	210,775
4.70%, 02/01/43 (a)	350,000	320,851
3.95%, 09/12/47 (a)	175,000	141,941
4.45%, 08/20/48 (a)	150,000	132,526
3.00%, 05/15/50 (a)	215,000	148,431
		291,950,798
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	105,000	99,635
4.25%, 01/15/30 (a)	175,000	162,301
6.00%, 01/15/37	150,000	149,203
5.10%, 09/01/40 (a)	300,000	257,494
5.25%, 02/01/42 (a)	140,000	119,678
4.75%, 04/15/43 (a)	150,000	118,581
5.35%, 07/01/49 (a)	120,000	101,523
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	295,706
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	184,933
3.34%, 12/15/27 (a)	400,000	378,490
3.14%, 11/07/29 (a)	150,000	137,803
4.49%, 05/01/30 (a)	275,000	268,710
4.08%, 12/15/47 (a)	300,000	248,021
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	200,000	201,981
4.45%, 07/15/27 (a)	250,000	244,161
3.40%, 02/15/31 (a)	350,000	310,866
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	196,577
3.41%, 02/11/26 (a)	367,000	356,870
3.12%, 05/04/26 (a)	300,000	289,117
3.02%, 01/16/27 (a)	325,000	310,500
3.54%, 04/06/27 (a)	150,000	144,600
3.59%, 04/14/27 (a)	250,000	241,109
3.94%, 09/21/28 (a)	325,000	315,007
4.23%, 11/06/28 (a)	550,000	538,735
4.70%, 04/10/29 (a)	300,000	299,356
3.63%, 04/06/30 (a)	200,000	188,532
1.75%, 08/10/30 (a)	350,000	292,364

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.72%, 01/12/32 (a)	600,000	517,134
4.81%, 02/13/33 (a)	500,000	493,617
4.89%, 09/11/33 (a)	400,000	397,673
4.99%, 04/10/34 (a)	200,000	199,842
3.06%, 06/17/41 (a)	400,000	303,870
3.00%, 02/24/50 (a)	725,000	494,940
2.77%, 11/10/50 (a)	525,000	340,241
2.94%, 06/04/51 (a)	650,000	434,493
3.00%, 03/17/52 (a)	400,000	270,690
3.38%, 02/08/61 (a)	550,000	380,690
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	428,444
3.72%, 11/28/28 (a)	250,000	239,296
6.45%, 12/01/33 (a)(b)(h)	350,000	363,384
Burlington Resources LLC
7.20%, 08/15/31	100,000	113,632
7.40%, 12/01/31	35,000	40,218
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	150,000	143,550
3.85%, 06/01/27 (a)	200,000	192,856
2.95%, 07/15/30 (a)	300,000	264,271
7.20%, 01/15/32	75,000	82,632
6.45%, 06/30/33	110,000	117,499
5.85%, 02/01/35	100,000	101,122
6.50%, 02/15/37	150,000	158,522
6.25%, 03/15/38	300,000	311,973
6.75%, 02/01/39	100,000	108,519
4.95%, 06/01/47 (a)	250,000	225,834
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	97,468
2.65%, 01/15/32 (a)	100,000	83,082
5.25%, 06/15/37 (a)	99,000	94,813
6.75%, 11/15/39	225,000	248,670
5.40%, 06/15/47 (a)	175,000	165,426
3.75%, 02/15/52 (a)	200,000	146,876
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	425,000	425,284
5.13%, 06/30/27 (a)	350,000	349,301
3.70%, 11/15/29 (a)	325,000	302,439
2.74%, 12/31/39 (a)	200,000	161,976
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	550,000	524,009
4.00%, 03/01/31 (a)	350,000	318,215
3.25%, 01/31/32 (a)	360,000	306,665
5.95%, 06/30/33 (a)	400,000	409,274
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	291,022
Chevron Corp.
1.55%, 05/11/25 (a)	950,000	913,752
3.33%, 11/17/25 (a)	50,000	48,906
2.95%, 05/16/26 (a)	425,000	409,390
2.00%, 05/11/27 (a)	100,000	92,525
2.24%, 05/11/30 (a)	500,000	437,828
3.08%, 05/11/50 (a)	310,000	222,265
Chevron USA, Inc.
0.69%, 08/12/25 (a)	350,000	330,267
1.02%, 08/12/27 (a)	250,000	222,068
3.85%, 01/15/28 (a)	150,000	146,709
3.25%, 10/15/29 (a)	50,000	46,845
6.00%, 03/01/41 (a)	190,000	210,021
5.25%, 11/15/43 (a)	100,000	102,581
2.34%, 08/12/50 (a)	210,000	128,092
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	377,720
5.80%, 06/01/45 (a)	100,000	98,743
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips
5.90%, 10/15/32	100,000	107,967
6.50%, 02/01/39	500,000	567,875
4.88%, 10/01/47 (a)	290,000	277,727
ConocoPhillips Co.
6.95%, 04/15/29	500,000	549,665
5.05%, 09/15/33 (a)	300,000	302,790
3.76%, 03/15/42 (a)	400,000	332,532
4.30%, 11/15/44 (a)	200,000	175,803
3.80%, 03/15/52 (a)	300,000	234,672
5.30%, 05/15/53 (a)	250,000	248,899
5.55%, 03/15/54 (a)	150,000	154,593
4.03%, 03/15/62 (a)	550,000	436,072
5.70%, 09/15/63 (a)	250,000	261,874
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	290,134
4.90%, 06/01/44 (a)	200,000	166,465
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	192,632
4.38%, 03/15/29 (a)	150,000	144,466
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	100,000	99,783
5.63%, 07/15/27 (a)	200,000	201,553
5.13%, 05/15/29 (a)	200,000	199,516
8.13%, 08/16/30	150,000	172,325
3.25%, 02/15/32 (a)	200,000	172,375
5.60%, 04/01/44 (a)	50,000	48,900
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	150,913
5.25%, 10/15/27 (a)	100,000	100,191
5.88%, 06/15/28 (a)(d)	150,000	150,834
4.50%, 01/15/30 (a)	170,000	163,930
7.88%, 09/30/31	175,000	200,916
7.95%, 04/15/32	100,000	116,032
5.60%, 07/15/41 (a)	250,000	241,318
4.75%, 05/15/42 (a)	300,000	261,269
5.00%, 06/15/45 (a)	250,000	222,023
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	239,688
3.50%, 12/01/29 (a)	300,000	277,748
3.13%, 03/24/31 (a)	180,000	159,649
6.25%, 03/15/33 (a)	300,000	319,944
4.40%, 03/24/51 (a)	175,000	145,169
4.25%, 03/15/52 (a)	250,000	202,624
6.25%, 03/15/53 (a)	200,000	215,691
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	134,439
4.80%, 11/01/43 (a)(d)	110,000	98,379
4.60%, 12/15/44 (a)	150,000	129,316
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	150,927
7.50%, 04/15/38	115,000	134,766
5.50%, 09/15/40 (a)	200,000	196,566
7.38%, 10/15/45 (a)	150,000	176,015
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	137,527
5.90%, 11/15/26 (a)	200,000	203,747
4.25%, 12/01/26 (a)	300,000	294,070
3.70%, 07/15/27 (a)	225,000	216,329
6.00%, 11/15/28 (a)	200,000	208,098
3.13%, 11/15/29 (a)	350,000	319,906
6.20%, 11/15/30 (a)	200,000	212,050
5.70%, 03/08/33 (a)	700,000	716,385
2.50%, 08/01/33 (a)	425,000	342,815
4.50%, 06/10/44 (a)	370,000	318,941
5.50%, 12/01/46 (a)	150,000	147,883

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/49 (a)	150,000	117,574
3.40%, 08/01/51 (a)	100,000	70,363
Energy Transfer LP
2.90%, 05/15/25 (a)	300,000	291,171
5.95%, 12/01/25 (a)	125,000	125,789
4.75%, 01/15/26 (a)	200,000	198,008
6.05%, 12/01/26 (a)	350,000	357,275
4.40%, 03/15/27 (a)	200,000	195,742
4.20%, 04/15/27 (a)	250,000	243,239
5.50%, 06/01/27 (a)	425,000	427,858
4.00%, 10/01/27 (a)	200,000	192,328
5.55%, 02/15/28 (a)	250,000	253,445
4.95%, 05/15/28 (a)	250,000	248,001
4.95%, 06/15/28 (a)	350,000	347,124
5.25%, 04/15/29 (a)	500,000	501,341
4.15%, 09/15/29 (a)	200,000	189,898
3.75%, 05/15/30 (a)	250,000	230,695
6.40%, 12/01/30 (a)	400,000	422,032
5.75%, 02/15/33 (a)	425,000	432,113
6.55%, 12/01/33 (a)	400,000	428,993
5.55%, 05/15/34 (a)	300,000	300,926
4.90%, 03/15/35 (a)	275,000	260,462
6.63%, 10/15/36	150,000	158,957
7.50%, 07/01/38	150,000	172,782
6.05%, 06/01/41 (a)	200,000	201,544
6.50%, 02/01/42 (a)	350,000	371,848
6.10%, 02/15/42	100,000	101,402
4.95%, 01/15/43 (a)	100,000	88,290
5.15%, 02/01/43 (a)	250,000	224,218
5.95%, 10/01/43 (a)	163,000	161,818
5.30%, 04/01/44 (a)	150,000	138,360
5.00%, 05/15/44 (a)	75,000	66,369
5.15%, 03/15/45 (a)	475,000	433,150
5.35%, 05/15/45 (a)	100,000	92,311
6.13%, 12/15/45 (a)	300,000	302,069
5.30%, 04/15/47 (a)	250,000	227,734
5.40%, 10/01/47 (a)	400,000	369,684
6.00%, 06/15/48 (a)	310,000	308,695
6.25%, 04/15/49 (a)	500,000	513,789
5.00%, 05/15/50 (a)	550,000	482,729
5.95%, 05/15/54 (a)	400,000	399,214
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,487
EnLink Midstream LLC
5.38%, 06/01/29 (a)	150,000	147,300
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	150,000	147,285
5.60%, 04/01/44 (a)	100,000	89,022
5.05%, 04/01/45 (a)	50,000	41,359
5.45%, 06/01/47 (a)	150,000	130,657
Enterprise Products Operating LLC
5.05%, 01/10/26	200,000	199,962
3.70%, 02/15/26 (a)	150,000	146,634
4.60%, 01/11/27 (a)	300,000	298,283
3.95%, 02/15/27 (a)	25,000	24,418
4.15%, 10/16/28 (a)	300,000	291,931
3.13%, 07/31/29 (a)	450,000	415,148
2.80%, 01/31/30 (a)	400,000	358,829
5.35%, 01/31/33 (a)	300,000	306,495
6.88%, 03/01/33	150,000	169,020
4.85%, 01/31/34 (a)	200,000	197,178
6.65%, 10/15/34	100,000	111,612
7.55%, 04/15/38	150,000	179,983
6.13%, 10/15/39	175,000	187,217
6.45%, 09/01/40	170,000	188,261
5.95%, 02/01/41	250,000	264,833
5.70%, 02/15/42	175,000	179,822
4.85%, 08/15/42 (a)	200,000	187,632
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/43 (a)	300,000	267,935
4.85%, 03/15/44 (a)	400,000	375,144
5.10%, 02/15/45 (a)	350,000	336,318
4.90%, 05/15/46 (a)	250,000	233,456
4.25%, 02/15/48 (a)	300,000	256,914
4.80%, 02/01/49 (a)	400,000	369,201
4.20%, 01/31/50 (a)	200,000	169,136
3.70%, 01/31/51 (a)	325,000	251,649
3.20%, 02/15/52 (a)	300,000	210,411
3.30%, 02/15/53 (a)	250,000	177,682
4.95%, 10/15/54 (a)	125,000	116,897
3.95%, 01/31/60 (a)	300,000	233,571
5.25%, 08/16/77 (a)(b)	350,000	333,437
5.38%, 02/15/78 (a)(b)	210,000	196,669
EOG Resources, Inc.
3.15%, 04/01/25 (a)	150,000	146,759
4.15%, 01/15/26 (a)	250,000	246,473
4.38%, 04/15/30 (a)	250,000	244,871
3.90%, 04/01/35 (a)	165,000	150,268
4.95%, 04/15/50 (a)	125,000	118,979
EQT Corp.
3.90%, 10/01/27 (a)	350,000	332,638
5.70%, 04/01/28 (a)	150,000	151,385
5.00%, 01/15/29 (a)	100,000	98,097
7.00%, 02/01/30 (a)(g)	200,000	212,269
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	750,000	726,732
2.28%, 08/16/26 (a)	300,000	284,016
3.29%, 03/19/27 (a)	300,000	290,309
2.44%, 08/16/29 (a)	250,000	224,672
3.48%, 03/19/30 (a)	550,000	518,467
2.61%, 10/15/30 (a)	600,000	532,528
3.00%, 08/16/39 (a)	205,000	160,634
4.23%, 03/19/40 (a)	550,000	501,617
3.57%, 03/06/45 (a)	300,000	239,435
4.11%, 03/01/46 (a)	750,000	647,339
3.10%, 08/16/49 (a)	475,000	339,030
4.33%, 03/19/50 (a)	675,000	597,967
3.45%, 04/15/51 (a)	750,000	568,470
Halliburton Co.
2.92%, 03/01/30 (a)	300,000	269,323
4.85%, 11/15/35 (a)	375,000	365,200
6.70%, 09/15/38	350,000	395,212
7.45%, 09/15/39	300,000	364,364
4.75%, 08/01/43 (a)	200,000	183,775
5.00%, 11/15/45 (a)	650,000	610,711
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	168,194
Hess Corp.
4.30%, 04/01/27 (a)	200,000	196,124
7.88%, 10/01/29	175,000	198,044
7.30%, 08/15/31	163,000	184,624
7.13%, 03/15/33	175,000	198,358
6.00%, 01/15/40	225,000	237,464
5.60%, 02/15/41	350,000	356,825
5.80%, 04/01/47 (a)	150,000	154,327
HF Sinclair Corp.
5.88%, 04/01/26 (a)	200,000	201,415
6.38%, 04/15/27 (a)(d)	150,000	150,947
5.00%, 02/01/28 (a)(d)	100,000	97,220
4.50%, 10/01/30 (a)	125,000	117,196
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	100,000	111,202
7.75%, 03/15/32	100,000	113,929
7.30%, 08/15/33	125,000	141,055
5.80%, 03/15/35	150,000	152,384
6.50%, 02/01/37	250,000	261,961

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.95%, 01/15/38	350,000	383,628
6.50%, 09/01/39	200,000	208,801
6.55%, 09/15/40	150,000	157,751
7.50%, 11/15/40	150,000	170,773
6.38%, 03/01/41	185,000	192,071
5.63%, 09/01/41	100,000	96,428
5.00%, 08/15/42 (a)	100,000	89,187
4.70%, 11/01/42 (a)	100,000	85,534
5.00%, 03/01/43 (a)	250,000	222,023
5.50%, 03/01/44 (a)	290,000	275,651
5.40%, 09/01/44 (a)	100,000	93,274
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	650,000	641,241
4.30%, 03/01/28 (a)	390,000	380,922
5.00%, 02/01/29 (a)	300,000	298,924
2.00%, 02/15/31 (a)	375,000	308,579
7.80%, 08/01/31	250,000	283,935
7.75%, 01/15/32	250,000	283,930
4.80%, 02/01/33 (a)	250,000	239,292
5.20%, 06/01/33 (a)	100,000	98,545
5.40%, 02/01/34 (a)	300,000	298,767
5.30%, 12/01/34 (a)	150,000	147,792
5.55%, 06/01/45 (a)	525,000	501,481
5.05%, 02/15/46 (a)	250,000	222,889
5.20%, 03/01/48 (a)	246,000	222,261
3.25%, 08/01/50 (a)	275,000	181,761
5.45%, 08/01/52 (a)	225,000	212,380
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	291,848
6.80%, 03/15/32	88,000	95,045
6.60%, 10/01/37	250,000	264,130
5.20%, 06/01/45 (a)	175,000	157,311
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	300,000	297,546
5.13%, 12/15/26 (a)	200,000	200,208
3.80%, 04/01/28 (a)	100,000	96,027
6.50%, 03/01/41 (a)	425,000	463,279
4.75%, 09/15/44 (a)	275,000	244,972
4.50%, 04/01/48 (a)	100,000	84,862
5.00%, 09/15/54 (a)	125,000	111,422
MPLX LP
4.88%, 06/01/25 (a)	350,000	347,218
1.75%, 03/01/26 (a)	450,000	420,943
4.13%, 03/01/27 (a)	400,000	389,952
4.25%, 12/01/27 (a)	246,000	239,285
4.00%, 03/15/28 (a)	275,000	264,885
4.80%, 02/15/29 (a)	250,000	247,235
2.65%, 08/15/30 (a)	450,000	387,311
4.95%, 09/01/32 (a)	275,000	267,486
5.00%, 03/01/33 (a)	300,000	291,347
4.50%, 04/15/38 (a)	500,000	444,312
5.20%, 03/01/47 (a)	300,000	275,129
5.20%, 12/01/47 (a)	250,000	229,984
4.70%, 04/15/48 (a)	475,000	406,059
5.50%, 02/15/49 (a)	425,000	405,555
4.95%, 03/14/52 (a)	425,000	373,595
4.90%, 04/15/58 (a)	100,000	84,207
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	149,291
5.50%, 01/15/26 (a)	150,000	149,787
3.95%, 09/15/27 (a)	200,000	191,319
4.75%, 09/01/28 (a)	100,000	97,432
2.95%, 03/01/31 (a)	70,000	58,953
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	243,034
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	138,068
3.95%, 12/01/42 (a)	300,000	229,265
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	200,822
5.55%, 03/15/26 (a)	250,000	251,048
8.50%, 07/15/27 (a)	250,000	271,193
8.88%, 07/15/30 (a)	350,000	408,469
6.63%, 09/01/30 (a)	350,000	370,873
6.13%, 01/01/31 (a)	400,000	414,431
7.50%, 05/01/31	250,000	278,417
7.88%, 09/15/31	175,000	198,592
6.45%, 09/15/36	450,000	480,260
7.95%, 06/15/39	135,000	159,395
6.20%, 03/15/40	200,000	205,591
6.60%, 03/15/46 (a)	250,000	269,509
4.40%, 04/15/46 (a)	150,000	121,951
4.20%, 03/15/48 (a)	100,000	77,802
ONEOK Partners LP
6.65%, 10/01/36	285,000	307,122
6.85%, 10/15/37	175,000	190,815
6.13%, 02/01/41 (a)	200,000	206,811
6.20%, 09/15/43 (a)	150,000	155,075
ONEOK, Inc.
2.20%, 09/15/25 (a)	150,000	143,262
5.85%, 01/15/26 (a)	200,000	201,963
5.00%, 03/01/26 (a)	25,000	24,884
5.55%, 11/01/26 (a)	250,000	252,531
4.00%, 07/13/27 (a)	150,000	145,031
4.55%, 07/15/28 (a)	225,000	220,870
4.35%, 03/15/29 (a)	200,000	193,919
3.40%, 09/01/29 (a)	250,000	230,384
3.10%, 03/15/30 (a)	250,000	223,853
3.25%, 06/01/30 (a)	150,000	135,744
5.80%, 11/01/30 (a)	200,000	206,181
6.35%, 01/15/31 (a)	200,000	211,773
6.10%, 11/15/32 (a)	300,000	314,383
6.00%, 06/15/35	100,000	103,176
5.15%, 10/15/43 (a)	150,000	137,046
4.25%, 09/15/46 (a)	150,000	120,632
4.95%, 07/13/47 (a)	225,000	197,874
4.20%, 10/03/47 (a)	200,000	158,870
5.20%, 07/15/48 (a)	300,000	275,644
4.85%, 02/01/49 (a)	134,000	116,593
4.45%, 09/01/49 (a)	200,000	162,952
3.95%, 03/01/50 (a)	250,000	187,053
4.50%, 03/15/50 (a)	175,000	142,982
7.15%, 01/15/51 (a)	100,000	112,956
6.63%, 09/01/53 (a)	500,000	551,526
Ovintiv, Inc.
5.38%, 01/01/26 (a)	175,000	174,470
5.65%, 05/15/28 (a)	200,000	203,393
7.20%, 11/01/31	200,000	217,611
7.38%, 11/01/31	200,000	219,729
6.25%, 07/15/33 (a)	200,000	207,917
6.50%, 08/15/34	250,000	266,186
6.63%, 08/15/37	100,000	104,705
6.50%, 02/01/38	200,000	208,210
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	250,000	244,772
7.15%, 10/01/33 (a)	50,000	53,811
Phillips 66
3.85%, 04/09/25 (a)	200,000	197,017
1.30%, 02/15/26 (a)	200,000	186,175
3.90%, 03/15/28 (a)	200,000	193,221
2.15%, 12/15/30 (a)	250,000	210,000
4.65%, 11/15/34 (a)	150,000	143,055

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 05/01/42	400,000	420,811
4.88%, 11/15/44 (a)	425,000	397,996
3.30%, 03/15/52 (a)	300,000	210,243
Phillips 66 Co.
4.95%, 12/01/27 (a)	200,000	200,120
3.75%, 03/01/28 (a)	390,000	372,963
3.15%, 12/15/29 (a)	420,000	381,598
5.25%, 06/15/31 (a)	100,000	101,309
4.68%, 02/15/45 (a)	185,000	164,564
4.90%, 10/01/46 (a)	175,000	160,784
5.65%, 06/15/54 (a)	150,000	152,285
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	232,786
5.10%, 03/29/26	400,000	399,598
1.90%, 08/15/30 (a)	300,000	252,325
2.15%, 01/15/31 (a)	250,000	210,835
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	350,000	345,476
4.50%, 12/15/26 (a)	160,000	157,155
3.55%, 12/15/29 (a)	150,000	137,701
3.80%, 09/15/30 (a)	200,000	183,461
6.65%, 01/15/37	250,000	268,121
5.15%, 06/01/42 (a)	150,000	135,655
4.30%, 01/31/43 (a)	150,000	121,757
4.70%, 06/15/44 (a)	100,000	85,036
4.90%, 02/15/45 (a)	200,000	173,925
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	450,000	453,682
5.00%, 03/15/27 (a)	420,000	418,790
4.20%, 03/15/28 (a)	450,000	436,002
4.50%, 05/15/30 (a)	525,000	504,911
5.90%, 09/15/37 (a)	150,000	155,641
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	189,717
Schlumberger Investment SA
4.50%, 05/15/28 (a)	200,000	199,177
2.65%, 06/26/30 (a)	325,000	288,102
Shell International Finance BV
3.25%, 05/11/25	800,000	784,305
2.88%, 05/10/26	500,000	480,344
2.50%, 09/12/26	300,000	284,567
3.88%, 11/13/28 (a)	500,000	485,710
2.38%, 11/07/29 (a)	400,000	356,200
2.75%, 04/06/30 (a)	500,000	449,993
4.13%, 05/11/35	450,000	421,023
6.38%, 12/15/38	700,000	793,069
5.50%, 03/25/40	25,000	26,130
2.88%, 11/26/41 (a)	125,000	92,894
3.63%, 08/21/42	250,000	206,271
4.55%, 08/12/43	375,000	347,676
4.38%, 05/11/45	825,000	737,229
4.00%, 05/10/46	625,000	526,133
3.75%, 09/12/46	400,000	323,069
3.13%, 11/07/49 (a)	520,000	369,928
3.25%, 04/06/50 (a)	650,000	473,526
3.00%, 11/26/51 (a)	275,000	187,618
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	143,685
5.95%, 09/25/43 (a)	200,000	201,497
4.50%, 03/15/45 (a)	100,000	84,754
Suncor Energy, Inc.
7.15%, 02/01/32	50,000	55,545
5.95%, 12/01/34	150,000	157,304
6.80%, 05/15/38	235,000	255,285
6.50%, 06/15/38	300,000	319,578
6.85%, 06/01/39	200,000	219,601
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/47 (a)	300,000	233,107
3.75%, 03/04/51 (a)	275,000	203,560
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	224,694
6.15%, 03/01/29 (a)	250,000	260,713
4.20%, 02/01/33 (a)	250,000	228,278
6.13%, 03/15/33 (a)	250,000	261,149
6.50%, 03/30/34 (a)	250,000	268,904
4.95%, 04/15/52 (a)	225,000	197,289
6.25%, 07/01/52 (a)	150,000	155,510
6.50%, 02/15/53 (a)	250,000	269,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	455,192
5.00%, 01/15/28 (a)	100,000	98,489
5.50%, 03/01/30 (a)	200,000	199,120
4.88%, 02/01/31 (a)	350,000	335,795
4.00%, 01/15/32 (a)	350,000	314,980
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	95,728
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,967
Texas Eastern Transmission LP
7.00%, 07/15/32	150,000	166,725
Tosco Corp.
8.13%, 02/15/30	200,000	231,331
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	385,144
2.83%, 01/10/30 (a)	300,000	271,406
2.99%, 06/29/41 (a)	250,000	189,371
3.46%, 07/12/49 (a)	300,000	227,257
3.13%, 05/29/50 (a)	700,000	499,119
3.39%, 06/29/60 (a)	230,000	162,420
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	266,528
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	335,000	332,783
6.20%, 03/09/26 (a)	250,000	249,673
4.25%, 05/15/28 (a)	575,000	557,556
4.10%, 04/15/30 (a)	150,000	141,842
2.50%, 10/12/31 (a)	150,000	124,804
4.63%, 03/01/34 (a)	400,000	378,191
5.85%, 03/15/36	150,000	154,377
6.20%, 10/15/37	290,000	303,304
4.75%, 05/15/38 (a)	205,000	188,621
7.25%, 08/15/38	200,000	229,145
7.63%, 01/15/39	300,000	356,024
6.10%, 06/01/40	250,000	258,794
5.00%, 10/16/43 (a)	210,000	191,296
4.88%, 05/15/48 (a)	300,000	267,236
5.10%, 03/15/49 (a)	300,000	279,302
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	259,386
4.00%, 03/15/28 (a)	150,000	144,596
3.25%, 05/15/30 (a)	250,000	226,481
5.40%, 08/15/41 (a)	125,000	124,891
4.45%, 08/01/42 (a)	125,000	110,852
4.60%, 03/15/48 (a)	150,000	132,666
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	182,405
4.35%, 06/01/28 (a)	150,000	146,753
4.00%, 04/01/29 (a)	150,000	144,014
2.80%, 12/01/31 (a)	200,000	170,978
7.50%, 04/15/32	175,000	201,279
6.63%, 06/15/37	400,000	436,495
4.90%, 03/15/45	200,000	184,490

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 12/01/51 (a)	225,000	162,249
4.00%, 06/01/52 (a)	285,000	219,277
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	147,168
Western Midstream Operating LP
3.95%, 06/01/25 (a)	100,000	98,011
4.65%, 07/01/26 (a)	250,000	245,263
4.50%, 03/01/28 (a)	150,000	144,845
4.75%, 08/15/28 (a)	200,000	194,253
4.05%, 02/01/30 (a)	400,000	372,719
5.45%, 04/01/44 (a)	200,000	183,890
5.30%, 03/01/48 (a)	125,000	109,164
5.50%, 08/15/48 (a)	135,000	119,800
5.25%, 02/01/50 (a)	300,000	268,460
Williams Cos., Inc.
4.00%, 09/15/25 (a)	200,000	196,277
3.75%, 06/15/27 (a)	500,000	481,172
5.30%, 08/15/28 (a)	250,000	252,224
4.90%, 03/15/29 (a)	400,000	397,419
3.50%, 11/15/30 (a)	350,000	318,407
7.50%, 01/15/31	200,000	222,819
2.60%, 03/15/31 (a)	500,000	426,058
8.75%, 03/15/32	150,000	180,639
4.65%, 08/15/32 (a)	25,000	24,153
5.65%, 03/15/33 (a)	150,000	154,109
5.15%, 03/15/34 (a)	200,000	198,296
6.30%, 04/15/40	275,000	290,640
5.80%, 11/15/43 (a)	150,000	149,811
5.40%, 03/04/44 (a)	210,000	199,943
5.75%, 06/24/44 (a)	200,000	199,501
4.90%, 01/15/45 (a)	175,000	156,924
5.10%, 09/15/45 (a)	300,000	278,290
4.85%, 03/01/48 (a)	250,000	223,494
3.50%, 10/15/51 (a)	225,000	160,304
5.30%, 08/15/52 (a)	225,000	215,003
		128,220,394
Industrial Other 0.1%
American University
3.67%, 04/01/49	200,000	163,042
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	100,000	103,564
California Institute of Technology
4.32%, 08/01/45	100,000	92,270
4.70%, 11/01/11	100,000	89,627
3.65%, 09/01/19 (a)	150,000	104,304
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	98,444
Cintas Corp. No. 2
3.45%, 05/01/25 (a)	50,000	49,007
3.70%, 04/01/27 (a)	300,000	291,536
4.00%, 05/01/32 (a)	200,000	188,895
Duke University
2.68%, 10/01/44	165,000	122,329
2.76%, 10/01/50	100,000	69,466
2.83%, 10/01/55	200,000	135,251
Emory University
2.14%, 09/01/30 (a)	235,000	203,958
2.97%, 09/01/50 (a)	50,000	35,285
George Washington University
4.30%, 09/15/44	125,000	112,230
4.87%, 09/15/45	100,000	97,248
4.13%, 09/15/48 (a)	225,000	195,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgetown University
4.32%, 04/01/49 (a)	126,000	112,472
2.94%, 04/01/50 (a)	125,000	87,720
5.22%, 10/01/18 (a)	125,000	118,413
Howard University
5.21%, 10/01/52 (a)	125,000	120,467
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	310,222
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	101,108
4.08%, 07/01/53	100,000	88,036
2.81%, 01/01/60 (a)	145,000	95,697
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	90,189
3.65%, 05/01/48 (a)	200,000	166,995
2.41%, 06/01/50 (a)	175,000	112,895
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	91,636
2.99%, 07/01/50 (a)	200,000	145,990
2.29%, 07/01/51 (a)(c)	175,000	108,553
3.07%, 04/01/52 (a)	175,000	128,493
5.60%, 07/01/11	200,000	218,893
4.68%, 07/01/14	150,000	137,963
3.89%, 07/01/16	150,000	115,051
Northeastern University
2.89%, 10/01/50	100,000	70,272
Northwestern University
4.64%, 12/01/44	150,000	144,354
2.64%, 12/01/50 (a)	100,000	67,977
3.66%, 12/01/57 (a)	110,000	87,614
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	49,790
3.15%, 07/15/46 (a)	232,000	177,502
2.52%, 10/15/50 (a)	100,000	66,076
3.75%, 11/15/52 (a)	200,000	167,202
3.30%, 07/15/56 (a)	150,000	112,465
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	175,021
2.35%, 01/15/32 (a)	210,000	170,818
3.05%, 10/01/41 (a)	200,000	143,196
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	131,853
Trustees of Boston College
3.13%, 07/01/52	150,000	111,104
Trustees of Boston University
4.06%, 10/01/48 (a)	130,000	113,388
Trustees of Princeton University
5.70%, 03/01/39	225,000	247,962
2.52%, 07/01/50 (a)	50,000	33,722
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	62,185
4.67%, 09/01/12	100,000	93,780
3.61%, 02/15/19 (a)	100,000	71,142
University of Chicago
2.76%, 04/01/45 (a)	150,000	117,427
2.55%, 04/01/50 (a)	100,000	68,692
3.00%, 10/01/52 (a)	100,000	73,075
4.00%, 10/01/53 (a)	125,000	105,933
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	122,642
3.39%, 02/15/48 (a)	159,000	126,684
University of Southern California
3.03%, 10/01/39	480,000	389,259
3.84%, 10/01/47 (a)	190,000	160,671
2.81%, 10/01/50 (a)	100,000	69,529

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 10/01/51 (a)	125,000	88,785
3.23%, 10/01/20 (a)	75,000	47,326
Washington University
3.52%, 04/15/54 (a)	50,000	38,597
4.35%, 04/15/22 (a)	200,000	168,777
William Marsh Rice University
3.57%, 05/15/45	100,000	84,276
3.77%, 05/15/55	125,000	104,315
Yale University
1.48%, 04/15/30 (a)	150,000	126,136
2.40%, 04/15/50 (a)	290,000	187,950
		8,879,954
Technology 2.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	275,000	256,877
2.30%, 02/01/30 (a)	300,000	263,950
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	141,224
4.39%, 06/01/52 (a)	200,000	177,717
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	212,067
2.00%, 08/15/26 (a)	500,000	470,534
0.80%, 08/15/27 (a)(c)	200,000	177,914
1.10%, 08/15/30 (a)	650,000	532,175
1.90%, 08/15/40 (a)	500,000	336,247
2.05%, 08/15/50 (a)	750,000	448,316
2.25%, 08/15/60 (a)	475,000	274,218
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	214,284
Analog Devices, Inc.
2.95%, 04/01/25 (a)	200,000	195,371
3.50%, 12/05/26 (a)	225,000	217,416
3.45%, 06/15/27 (a)	175,000	167,467
1.70%, 10/01/28 (a)	200,000	175,937
2.10%, 10/01/31 (a)	300,000	248,958
2.80%, 10/01/41 (a)	250,000	181,628
2.95%, 10/01/51 (a)	375,000	254,704
Apple, Inc.
1.13%, 05/11/25 (a)	500,000	478,772
3.20%, 05/13/25	600,000	587,833
0.55%, 08/20/25 (a)	400,000	376,817
0.70%, 02/08/26 (a)	700,000	649,663
3.25%, 02/23/26 (a)	900,000	875,047
4.42%, 05/08/26 (a)	300,000	298,953
2.45%, 08/04/26 (a)	630,000	598,524
2.05%, 09/11/26 (a)	550,000	516,348
3.35%, 02/09/27 (a)	600,000	579,722
3.20%, 05/11/27 (a)	500,000	479,027
3.00%, 06/20/27 (a)	250,000	238,301
2.90%, 09/12/27 (a)	600,000	568,107
3.00%, 11/13/27 (a)	450,000	427,739
1.20%, 02/08/28 (a)	750,000	662,997
4.00%, 05/10/28 (a)	500,000	492,400
1.40%, 08/05/28 (a)	650,000	571,695
3.25%, 08/08/29 (a)	300,000	281,959
2.20%, 09/11/29 (a)	500,000	444,679
1.65%, 05/11/30 (a)	600,000	507,331
1.25%, 08/20/30 (a)	200,000	163,554
1.65%, 02/08/31 (a)	800,000	665,341
1.70%, 08/05/31 (a)	350,000	288,214
3.35%, 08/08/32 (a)	600,000	551,288
4.30%, 05/10/33 (a)(c)	300,000	298,104
4.50%, 02/23/36 (a)	300,000	298,097
2.38%, 02/08/41 (a)	450,000	320,832
3.85%, 05/04/43	800,000	694,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 05/06/44	230,000	218,872
3.45%, 02/09/45	600,000	483,799
4.38%, 05/13/45	600,000	554,142
4.65%, 02/23/46 (a)	850,000	817,545
3.85%, 08/04/46 (a)	588,000	498,279
4.25%, 02/09/47 (a)	300,000	273,056
3.75%, 09/12/47 (a)	350,000	288,787
3.75%, 11/13/47 (a)	419,000	345,649
2.95%, 09/11/49 (a)	300,000	212,760
2.65%, 05/11/50 (a)	800,000	532,043
2.40%, 08/20/50 (a)	450,000	283,690
2.65%, 02/08/51 (a)	550,000	362,567
2.70%, 08/05/51 (a)	600,000	397,650
3.95%, 08/08/52 (a)	510,000	430,175
4.85%, 05/10/53 (a)(c)	375,000	373,290
2.55%, 08/20/60 (a)	550,000	344,522
2.80%, 02/08/61 (a)	550,000	352,006
2.85%, 08/05/61 (a)	460,000	296,955
4.10%, 08/08/62 (a)	250,000	212,419
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	246,031
3.30%, 04/01/27 (a)	400,000	384,751
1.75%, 06/01/30 (a)	250,000	210,900
5.10%, 10/01/35 (a)	100,000	102,389
5.85%, 06/15/41	225,000	244,670
4.35%, 04/01/47 (a)	125,000	112,836
2.75%, 06/01/50 (a)	325,000	222,921
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	50,000	49,197
3.88%, 01/12/28 (a)	325,000	308,605
2.95%, 02/15/32 (a)	150,000	125,997
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	198,053
3.50%, 06/15/27 (a)	75,000	71,794
2.85%, 01/15/30 (a)	50,000	44,721
2.40%, 12/15/31 (a)	375,000	314,016
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	244,558
1.70%, 05/15/28 (a)	250,000	223,945
1.25%, 09/01/30 (a)	350,000	286,342
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	246,089
3.00%, 05/15/31 (a)	125,000	103,835
5.50%, 06/01/32 (a)	100,000	96,927
Baidu, Inc.
3.08%, 04/07/25 (a)	200,000	195,113
1.72%, 04/09/26 (a)	200,000	186,386
3.63%, 07/06/27	200,000	191,058
4.38%, 03/29/28 (a)	200,000	195,993
4.88%, 11/14/28 (a)	200,000	199,580
3.43%, 04/07/30 (a)	200,000	182,327
2.38%, 10/09/30 (a)	50,000	42,380
2.38%, 08/23/31 (a)	200,000	166,197
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	750,000	726,697
3.50%, 01/15/28 (a)	250,000	236,806
Broadcom, Inc.
3.15%, 11/15/25 (a)	250,000	241,933
3.46%, 09/15/26 (a)	204,000	196,338
1.95%, 02/15/28 (a)(d)	300,000	268,007
4.11%, 09/15/28 (a)	300,000	289,961
4.00%, 04/15/29 (a)(d)	200,000	190,685
4.75%, 04/15/29 (a)	550,000	543,421
5.00%, 04/15/30 (a)	200,000	201,013
4.15%, 11/15/30 (a)	543,000	513,971
2.45%, 02/15/31 (a)(d)	775,000	653,361
4.15%, 04/15/32 (a)(d)	300,000	278,341

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 11/15/32 (a)	575,000	540,701
2.60%, 02/15/33 (a)(d)	500,000	406,033
3.42%, 04/15/33 (a)(d)	610,000	528,501
3.47%, 04/15/34 (a)(d)	850,000	729,326
3.14%, 11/15/35 (a)(d)	881,000	712,615
3.19%, 11/15/36 (a)(d)	807,000	642,521
4.93%, 05/15/37 (a)(d)	655,000	621,873
3.50%, 02/15/41 (a)(d)	850,000	660,554
3.75%, 02/15/51 (a)(d)	500,000	378,997
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	144,141
2.90%, 12/01/29 (a)	250,000	221,964
2.60%, 05/01/31 (a)	250,000	210,972
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	175,000	172,002
2.67%, 12/01/26 (a)	325,000	302,809
4.25%, 04/01/28 (a)	150,000	143,596
3.28%, 12/01/28 (a)	150,000	136,980
3.25%, 02/15/29 (a)	200,000	181,378
3.57%, 12/01/31 (a)	300,000	264,880
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	182,197
2.30%, 09/14/31 (a)	150,000	120,835
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	49,199
4.90%, 02/26/26	300,000	300,297
2.95%, 02/28/26	250,000	241,362
2.50%, 09/20/26 (a)	450,000	426,406
4.80%, 02/26/27 (a)	675,000	676,345
4.85%, 02/26/29 (a)	700,000	705,568
4.95%, 02/26/31 (a)	700,000	706,182
5.05%, 02/26/34 (a)	700,000	709,273
5.90%, 02/15/39	675,000	734,607
5.50%, 01/15/40	450,000	474,616
5.30%, 02/26/54 (a)	500,000	513,656
5.35%, 02/26/64 (a)	275,000	282,145
Concentrix Corp.
6.65%, 08/02/26 (a)	200,000	201,554
6.60%, 08/02/28 (a)	250,000	252,906
6.85%, 08/02/33 (a)	150,000	148,997
Corning, Inc.
4.70%, 03/15/37	50,000	46,549
5.75%, 08/15/40	200,000	201,771
4.75%, 03/15/42	150,000	135,284
5.35%, 11/15/48 (a)	150,000	145,544
3.90%, 11/15/49 (a)	100,000	79,029
4.38%, 11/15/57 (a)	150,000	124,334
5.85%, 11/15/68 (a)	100,000	99,487
5.45%, 11/15/79 (a)	350,000	332,375
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	200,000	201,019
6.02%, 06/15/26 (a)	679,000	688,002
4.90%, 10/01/26 (a)	600,000	596,305
6.10%, 07/15/27 (a)	200,000	205,993
5.25%, 02/01/28 (a)	250,000	253,096
5.30%, 10/01/29 (a)	550,000	557,200
6.20%, 07/15/30 (a)	200,000	210,756
5.75%, 02/01/33 (a)(c)	300,000	310,714
5.40%, 04/15/34 (a)	200,000	200,413
8.10%, 07/15/36 (a)	350,000	423,563
3.38%, 12/15/41 (a)	250,000	186,291
8.35%, 07/15/46 (a)	88,000	114,005
3.45%, 12/15/51 (a)	300,000	210,989
Dell, Inc.
7.10%, 04/15/28	95,000	102,171
6.50%, 04/15/38	100,000	107,469
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	228,015
2.38%, 09/15/28 (a)	200,000	173,924
Equifax, Inc.
2.60%, 12/15/25 (a)	135,000	128,928
5.10%, 12/15/27 (a)	225,000	224,832
5.10%, 06/01/28 (a)	200,000	200,371
3.10%, 05/15/30 (a)	200,000	178,656
2.35%, 09/15/31 (a)	300,000	248,099
Equinix, Inc.
1.00%, 09/15/25 (a)	200,000	187,104
1.45%, 05/15/26 (a)	200,000	184,089
2.90%, 11/18/26 (a)	250,000	234,633
1.80%, 07/15/27 (a)	150,000	134,703
1.55%, 03/15/28 (a)	200,000	173,711
2.00%, 05/15/28 (a)	150,000	131,986
3.20%, 11/18/29 (a)	350,000	313,969
2.15%, 07/15/30 (a)	300,000	249,188
2.50%, 05/15/31 (a)	300,000	250,563
3.90%, 04/15/32 (a)	350,000	316,786
3.00%, 07/15/50 (a)	175,000	114,716
2.95%, 09/15/51 (a)	155,000	99,708
3.40%, 02/15/52 (a)	135,000	94,608
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	175,000	164,619
3.45%, 03/01/32 (a)	160,000	141,444
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	323,978
1.65%, 03/01/28 (a)	250,000	220,481
2.25%, 03/01/31 (a)	300,000	251,914
5.10%, 07/15/32 (a)	225,000	225,329
3.10%, 03/01/41 (a)	210,000	153,289
4.50%, 08/15/46 (a)	125,000	104,524
Fiserv, Inc.
3.85%, 06/01/25 (a)	250,000	245,263
3.20%, 07/01/26 (a)	700,000	671,324
2.25%, 06/01/27 (a)	200,000	183,786
5.45%, 03/02/28 (a)	350,000	354,486
5.38%, 08/21/28 (a)	200,000	202,117
4.20%, 10/01/28 (a)	500,000	483,046
3.50%, 07/01/29 (a)	750,000	698,554
2.65%, 06/01/30 (a)	200,000	174,387
5.35%, 03/15/31 (a)	200,000	202,310
5.60%, 03/02/33 (a)	250,000	255,006
5.63%, 08/21/33 (a)	375,000	383,295
5.45%, 03/15/34 (a)	200,000	202,654
4.40%, 07/01/49 (a)	565,000	480,230
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	148,493
3.75%, 02/01/26 (a)	200,000	194,183
4.88%, 06/15/29 (a)	250,000	245,253
4.88%, 05/12/30 (a)	250,000	243,742
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	184,117
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	160,000	148,624
Global Payments, Inc.
1.20%, 03/01/26 (a)	400,000	370,250
2.15%, 01/15/27 (a)	350,000	323,045
4.45%, 06/01/28 (a)	150,000	145,183
3.20%, 08/15/29 (a)	400,000	359,561
5.30%, 08/15/29 (a)	150,000	149,498
2.90%, 05/15/30 (a)	275,000	239,024
2.90%, 11/15/31 (a)	200,000	167,981
5.40%, 08/15/32 (a)	200,000	198,490
4.15%, 08/15/49 (a)	210,000	163,124
5.95%, 08/15/52 (a)	200,000	199,940

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	750,000	745,261
1.75%, 04/01/26 (a)	250,000	233,481
6.10%, 04/01/26 (a)	150,000	150,139
6.20%, 10/15/35 (a)	225,000	239,979
6.35%, 10/15/45 (a)	425,000	454,720
HP, Inc.
2.20%, 06/17/25 (a)	350,000	336,868
1.45%, 06/17/26 (a)	200,000	184,651
3.00%, 06/17/27 (a)	300,000	282,162
4.00%, 04/15/29 (a)	300,000	286,712
3.40%, 06/17/30 (a)	200,000	182,446
2.65%, 06/17/31 (a)	250,000	211,993
4.20%, 04/15/32 (a)	175,000	163,940
5.50%, 01/15/33 (a)	400,000	405,294
6.00%, 09/15/41	350,000	363,914
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	115,000	113,837
5.25%, 02/05/44 (a)	400,000	390,544
5.30%, 02/05/54 (a)	400,000	390,881
Intel Corp.
3.70%, 07/29/25 (a)	725,000	710,832
4.88%, 02/10/26	500,000	498,667
2.60%, 05/19/26 (a)	350,000	333,256
3.75%, 03/25/27 (a)	250,000	242,764
3.15%, 05/11/27 (a)	300,000	285,201
3.75%, 08/05/27 (a)	200,000	193,448
4.88%, 02/10/28 (a)	500,000	501,560
1.60%, 08/12/28 (a)	300,000	263,274
4.00%, 08/05/29 (a)	250,000	241,846
2.45%, 11/15/29 (a)	600,000	531,838
5.13%, 02/10/30 (a)	50,000	50,812
3.90%, 03/25/30 (a)	600,000	571,486
2.00%, 08/12/31 (a)	400,000	329,079
4.15%, 08/05/32 (a)	375,000	356,263
4.00%, 12/15/32	100,000	93,595
5.20%, 02/10/33 (a)	725,000	735,646
5.15%, 02/21/34 (a)	350,000	351,073
4.60%, 03/25/40 (a)	250,000	234,959
2.80%, 08/12/41 (a)	300,000	217,302
4.80%, 10/01/41	275,000	260,403
4.25%, 12/15/42	200,000	175,057
5.63%, 02/10/43 (a)	50,000	51,833
4.90%, 07/29/45 (a)	300,000	289,454
4.10%, 05/19/46 (a)	250,000	211,185
4.10%, 05/11/47 (a)	275,000	230,317
3.73%, 12/08/47 (a)	550,000	427,336
3.25%, 11/15/49 (a)	600,000	423,374
4.75%, 03/25/50 (a)	600,000	543,475
3.05%, 08/12/51 (a)	500,000	337,689
4.90%, 08/05/52 (a)	475,000	443,951
5.70%, 02/10/53 (a)	400,000	414,831
5.60%, 02/21/54 (a)	200,000	204,130
3.10%, 02/15/60 (a)	350,000	226,552
4.95%, 03/25/60 (a)	300,000	280,185
3.20%, 08/12/61 (a)	250,000	163,576
5.05%, 08/05/62 (a)	360,000	338,791
5.90%, 02/10/63 (a)	400,000	424,321
International Business Machines Corp.
4.00%, 07/27/25	400,000	393,844
7.00%, 10/30/25	150,000	154,591
4.50%, 02/06/26	300,000	297,952
3.45%, 02/19/26	500,000	486,412
3.30%, 05/15/26	950,000	917,118
3.30%, 01/27/27	250,000	239,985
2.20%, 02/09/27 (a)	200,000	185,847
1.70%, 05/15/27 (a)	260,000	236,088
4.15%, 07/27/27 (a)	300,000	293,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/06/28 (a)	550,000	545,218
3.50%, 05/15/29	1,000,000	943,100
1.95%, 05/15/30 (a)	400,000	338,106
2.72%, 02/09/32 (a)	150,000	129,992
4.40%, 07/27/32 (a)	300,000	288,743
5.88%, 11/29/32	200,000	212,952
4.15%, 05/15/39	650,000	574,581
2.85%, 05/15/40 (a)	200,000	147,212
4.00%, 06/20/42	375,000	316,959
4.70%, 02/19/46	280,000	258,298
4.25%, 05/15/49	950,000	807,114
2.95%, 05/15/50 (a)	260,000	173,385
3.43%, 02/09/52 (a)	300,000	217,026
4.90%, 07/27/52 (a)	100,000	93,507
7.13%, 12/01/96	125,000	160,938
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	142,177
5.25%, 09/15/26 (a)	200,000	201,910
1.35%, 07/15/27 (a)	250,000	223,721
1.65%, 07/15/30 (a)	150,000	124,090
5.20%, 09/15/33 (a)	400,000	407,507
5.50%, 09/15/53 (a)	360,000	374,153
Jabil, Inc.
3.95%, 01/12/28 (a)	200,000	190,029
3.60%, 01/15/30 (a)	250,000	226,934
3.00%, 01/15/31 (a)	250,000	214,380
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	139,291
3.75%, 08/15/29 (a)	200,000	186,377
2.00%, 12/10/30 (a)	150,000	122,028
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	221,439
3.00%, 10/30/29 (a)	175,000	156,094
KLA Corp.
4.10%, 03/15/29 (a)	424,000	414,349
4.65%, 07/15/32 (a)	300,000	295,416
5.00%, 03/15/49 (a)	125,000	121,442
3.30%, 03/01/50 (a)	250,000	183,420
4.95%, 07/15/52 (a)	250,000	241,349
5.25%, 07/15/62 (a)	250,000	247,769
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	183,324
2.70%, 10/15/28 (a)	150,000	132,998
3.15%, 10/15/31 (a)	200,000	168,537
4.10%, 10/15/41 (a)	100,000	76,751
Lam Research Corp.
3.75%, 03/15/26 (a)	150,000	146,573
4.00%, 03/15/29 (a)	300,000	291,088
1.90%, 06/15/30 (a)	250,000	211,574
4.88%, 03/15/49 (a)	220,000	209,175
2.88%, 06/15/50 (a)	225,000	153,785
3.13%, 06/15/60 (a)	125,000	83,267
Leidos, Inc.
3.63%, 05/15/25 (a)	250,000	244,543
4.38%, 05/15/30 (a)	300,000	284,114
2.30%, 02/15/31 (a)	285,000	235,631
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	139,659
2.45%, 04/15/28 (a)	375,000	338,277
4.88%, 06/22/28 (a)	189,000	186,748
2.95%, 04/15/31 (a)	150,000	129,705
5.95%, 09/15/33 (a)	130,000	134,857
Mastercard, Inc.
2.95%, 11/21/26 (a)	300,000	286,456
3.30%, 03/26/27 (a)	300,000	288,730
4.88%, 03/09/28 (a)	200,000	202,726
2.95%, 06/01/29 (a)	350,000	322,632

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 03/26/30 (a)	400,000	372,218
1.90%, 03/15/31 (a)	150,000	125,484
2.00%, 11/18/31 (a)	350,000	289,531
4.85%, 03/09/33 (a)	150,000	151,084
3.80%, 11/21/46 (a)	125,000	104,524
3.95%, 02/26/48 (a)	100,000	85,019
3.65%, 06/01/49 (a)	295,000	237,652
3.85%, 03/26/50 (a)	450,000	373,663
2.95%, 03/15/51 (a)	250,000	174,864
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	650,000	640,009
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	149,246
4.19%, 02/15/27 (a)	250,000	243,798
5.38%, 04/15/28 (a)	150,000	151,558
5.33%, 02/06/29 (a)	200,000	201,988
6.75%, 11/01/29 (a)	200,000	214,815
4.66%, 02/15/30 (a)	250,000	244,503
5.30%, 01/15/31 (a)	250,000	251,624
2.70%, 04/15/32 (a)	350,000	292,612
5.88%, 02/09/33 (a)	200,000	206,875
5.88%, 09/15/33 (a)	250,000	259,254
3.37%, 11/01/41 (a)	200,000	148,771
3.48%, 11/01/51 (a)	150,000	106,847
Microsoft Corp.
3.13%, 11/03/25 (a)	900,000	877,108
2.40%, 08/08/26 (a)	1,150,000	1,091,563
3.40%, 09/15/26 (a)(d)	350,000	339,080
3.30%, 02/06/27 (a)	800,000	775,788
3.40%, 06/15/27 (a)(d)	215,000	207,283
1.35%, 09/15/30 (a)(d)	175,000	144,493
3.50%, 02/12/35 (a)	525,000	483,693
4.20%, 11/03/35 (a)	150,000	146,958
3.45%, 08/08/36 (a)	450,000	403,295
4.10%, 02/06/37 (a)	275,000	263,807
5.20%, 06/01/39	100,000	106,933
3.50%, 11/15/42	65,000	55,337
3.75%, 02/12/45 (a)	100,000	87,423
4.45%, 11/03/45 (a)	200,000	193,120
3.70%, 08/08/46 (a)	600,000	511,145
4.25%, 02/06/47 (a)	410,000	385,755
4.50%, 06/15/47 (a)(d)	78,000	73,923
2.53%, 06/01/50 (a)	1,825,000	1,202,944
2.50%, 09/15/50 (a)(d)	465,000	300,406
2.92%, 03/17/52 (a)	1,769,000	1,251,970
4.00%, 02/12/55 (a)	150,000	131,479
3.95%, 08/08/56 (a)	200,000	169,939
4.50%, 02/06/57 (a)	250,000	239,341
2.68%, 06/01/60 (a)	960,000	618,880
3.04%, 03/17/62 (a)	591,000	412,647
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	95,167
4.25%, 02/01/29 (a)	100,000	97,528
2.00%, 08/19/31 (a)	200,000	163,022
2.75%, 08/19/41 (a)	195,000	138,873
5.25%, 07/15/44	175,000	172,436
4.88%, 12/17/48 (a)	175,000	163,506
3.25%, 05/20/50 (a)	100,000	71,656
3.75%, 02/25/52 (a)	160,000	125,529
3.10%, 11/29/61 (a)	175,000	114,337
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	197,399
4.60%, 05/23/29 (a)	200,000	196,165
2.30%, 11/15/30 (a)	275,000	231,197
2.75%, 05/24/31 (a)	305,000	258,698
5.60%, 06/01/32 (a)	175,000	177,558
5.50%, 09/01/44	100,000	98,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NetApp, Inc.
1.88%, 06/22/25 (a)	200,000	191,367
2.38%, 06/22/27 (a)	175,000	160,994
2.70%, 06/22/30 (a)	250,000	216,924
Nokia OYJ
4.38%, 06/12/27	160,000	154,413
6.63%, 05/15/39	190,000	185,380
NVIDIA Corp.
3.20%, 09/16/26 (a)	450,000	434,718
1.55%, 06/15/28 (a)	225,000	200,665
2.85%, 04/01/30 (a)	400,000	363,322
2.00%, 06/15/31 (a)	200,000	169,081
3.50%, 04/01/40 (a)	350,000	297,187
3.50%, 04/01/50 (a)	600,000	478,079
3.70%, 04/01/60 (a)	175,000	139,783
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	50,000	50,027
5.55%, 12/01/28 (a)	155,000	157,586
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	250,000	242,687
3.88%, 06/18/26 (a)	250,000	242,786
3.15%, 05/01/27 (a)	200,000	189,212
4.30%, 06/18/29 (a)	275,000	265,104
3.40%, 05/01/30 (a)	275,000	249,678
2.50%, 05/11/31 (a)	300,000	251,203
2.65%, 02/15/32 (a)	300,000	249,264
5.00%, 01/15/33 (a)	250,000	244,406
3.25%, 05/11/41 (a)	300,000	222,964
3.13%, 02/15/42 (a)	140,000	100,892
3.25%, 11/30/51 (a)	150,000	102,587
Oracle Corp.
2.50%, 04/01/25 (a)	1,000,000	970,038
2.95%, 05/15/25 (a)	700,000	681,681
5.80%, 11/10/25	300,000	302,444
1.65%, 03/25/26 (a)	775,000	723,669
2.65%, 07/15/26 (a)	756,000	715,760
2.80%, 04/01/27 (a)	650,000	609,937
3.25%, 11/15/27 (a)	775,000	730,007
2.30%, 03/25/28 (a)	490,000	442,748
4.50%, 05/06/28 (a)	200,000	197,162
6.15%, 11/09/29 (a)	350,000	369,068
2.95%, 04/01/30 (a)	950,000	845,875
4.65%, 05/06/30 (a)	200,000	196,204
3.25%, 05/15/30 (a)	150,000	136,026
2.88%, 03/25/31 (a)	925,000	804,716
6.25%, 11/09/32 (a)	650,000	695,882
4.90%, 02/06/33 (a)	300,000	293,803
4.30%, 07/08/34 (a)	525,000	484,683
3.90%, 05/15/35 (a)	350,000	307,448
3.85%, 07/15/36 (a)	355,000	304,135
3.80%, 11/15/37 (a)	500,000	420,016
6.50%, 04/15/38	400,000	435,197
6.13%, 07/08/39	350,000	366,904
3.60%, 04/01/40 (a)	900,000	709,938
5.38%, 07/15/40	600,000	582,639
3.65%, 03/25/41 (a)	600,000	471,251
4.50%, 07/08/44 (a)	300,000	257,094
4.13%, 05/15/45 (a)	550,000	444,424
4.00%, 07/15/46 (a)	800,000	630,848
4.00%, 11/15/47 (a)	500,000	390,891
3.60%, 04/01/50 (a)	1,295,000	935,514
3.95%, 03/25/51 (a)	940,000	717,442
6.90%, 11/09/52 (a)	725,000	835,056
5.55%, 02/06/53 (a)	645,000	630,884
4.38%, 05/15/55 (a)	375,000	302,115
3.85%, 04/01/60 (a)	1,000,000	712,813
4.10%, 03/25/61 (a)	400,000	300,377

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	185,000	177,550
2.65%, 10/01/26 (a)	400,000	377,830
3.90%, 06/01/27 (a)	150,000	146,038
2.85%, 10/01/29 (a)	425,000	384,760
2.30%, 06/01/30 (a)	300,000	258,989
4.40%, 06/01/32 (a)	350,000	339,084
3.25%, 06/01/50 (a)	280,000	198,590
5.05%, 06/01/52 (a)	250,000	238,441
5.25%, 06/01/62 (a)	150,000	143,536
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	211,452
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	450,000	441,786
3.25%, 05/20/27 (a)	550,000	527,233
1.30%, 05/20/28 (a)	234,000	205,411
2.15%, 05/20/30 (a)	450,000	391,018
1.65%, 05/20/32 (a)	350,000	277,310
4.25%, 05/20/32 (a)	150,000	144,697
5.40%, 05/20/33 (a)	50,000	52,482
4.65%, 05/20/35 (a)	300,000	297,771
4.80%, 05/20/45 (a)	450,000	431,543
4.30%, 05/20/47 (a)	425,000	375,374
3.25%, 05/20/50 (a)	240,000	177,833
4.50%, 05/20/52 (a)	300,000	269,717
6.00%, 05/20/53 (a)	350,000	392,115
RELX Capital, Inc.
4.00%, 03/18/29 (a)	250,000	240,027
3.00%, 05/22/30 (a)	200,000	179,743
4.75%, 05/20/32 (a)	150,000	148,573
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	200,000	188,099
3.85%, 12/15/25 (a)	150,000	146,843
3.80%, 12/15/26 (a)	200,000	193,911
1.40%, 09/15/27 (a)	200,000	177,486
4.20%, 09/15/28 (a)	250,000	242,949
2.95%, 09/15/29 (a)	200,000	180,209
2.00%, 06/30/30 (a)	150,000	125,444
1.75%, 02/15/31 (a)	300,000	241,849
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	142,579
2.45%, 03/01/27 (a)	400,000	374,615
4.75%, 08/01/28 (a)	150,000	149,923
2.70%, 03/01/29 (a)	350,000	318,257
4.25%, 05/01/29 (a)	200,000	195,199
2.50%, 12/01/29 (a)	150,000	132,966
1.25%, 08/15/30 (a)	250,000	202,282
2.90%, 03/01/32 (a)	450,000	392,165
5.25%, 09/15/33 (a)(d)	200,000	204,519
3.25%, 12/01/49 (a)	125,000	90,815
3.70%, 03/01/52 (a)	275,000	217,974
2.30%, 08/15/60 (a)	225,000	123,609
3.90%, 03/01/62 (a)	150,000	117,544
Salesforce, Inc.
3.70%, 04/11/28 (a)	425,000	412,547
1.50%, 07/15/28 (a)	350,000	308,152
1.95%, 07/15/31 (a)	425,000	353,029
2.70%, 07/15/41 (a)	350,000	253,639
2.90%, 07/15/51 (a)	550,000	371,719
3.05%, 07/15/61 (a)	350,000	228,524
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	364,157
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	175,000	162,447
3.00%, 06/01/31 (a)	175,000	147,471
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	137,217
2.38%, 08/09/28 (a)	100,000	88,472
2.65%, 08/09/31 (a)	250,000	201,982
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	170,097
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	250,000	205,203
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	200,000	182,960
2.90%, 11/03/27 (a)	325,000	306,325
4.60%, 02/08/29 (a)	150,000	150,370
2.25%, 09/04/29 (a)	350,000	310,185
1.75%, 05/04/30 (a)	300,000	253,605
1.90%, 09/15/31 (a)	150,000	124,982
3.65%, 08/16/32 (a)	150,000	139,210
4.90%, 03/14/33 (a)	250,000	252,721
3.88%, 03/15/39 (a)	50,000	44,769
4.15%, 05/15/48 (a)	650,000	562,000
2.70%, 09/15/51 (a)	175,000	113,932
5.00%, 03/14/53 (a)	200,000	196,378
5.15%, 02/08/54 (a)	200,000	200,809
5.05%, 05/18/63 (a)	350,000	341,175
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	48,198
5.50%, 08/15/35	175,000	179,300
5.85%, 04/15/40	175,000	179,994
5.65%, 11/23/43 (a)	100,000	98,732
Trimble, Inc.
4.90%, 06/15/28 (a)	275,000	273,694
6.10%, 03/15/33 (a)	225,000	235,184
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	368,497
3.88%, 04/22/27 (a)	300,000	291,217
4.13%, 04/22/29 (a)	200,000	194,785
2.50%, 10/25/31 (a)	350,000	299,495
4.25%, 04/22/32 (a)(c)	300,000	292,521
3.13%, 10/25/41 (a)	200,000	160,306
3.25%, 10/25/51 (a)	300,000	230,237
4.50%, 04/22/52 (a)(c)	300,000	289,992
Tyco Electronics Group SA
4.50%, 02/13/26	150,000	148,571
3.70%, 02/15/26 (a)	250,000	243,789
3.13%, 08/15/27 (a)	150,000	142,032
7.13%, 10/01/37	100,000	116,257
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,551
4.75%, 07/15/27 (a)	175,000	172,542
2.70%, 06/15/31 (a)	185,000	155,140
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	294,727
4.13%, 03/15/29 (a)	275,000	264,802
5.50%, 06/15/45 (a)	150,000	146,587
3.63%, 05/15/50 (a)	150,000	111,389
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	972,615
1.90%, 04/15/27 (a)	400,000	369,753
0.75%, 08/15/27 (a)	200,000	176,698
2.75%, 09/15/27 (a)	150,000	141,059
2.05%, 04/15/30 (a)	450,000	388,452
1.10%, 02/15/31 (a)	385,000	307,228
4.15%, 12/14/35 (a)	500,000	474,843
2.70%, 04/15/40 (a)	260,000	194,974
4.30%, 12/14/45 (a)	875,000	789,845
3.65%, 09/15/47 (a)	400,000	322,972
2.00%, 08/15/50 (a)	400,000	235,846

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware LLC
4.50%, 05/15/25 (a)	300,000	297,127
1.40%, 08/15/26 (a)	500,000	456,704
3.90%, 08/21/27 (a)	350,000	335,546
4.70%, 05/15/30 (a)	300,000	292,219
2.20%, 08/15/31 (a)	500,000	407,088
Western Digital Corp.
2.85%, 02/01/29 (a)	225,000	196,180
3.10%, 02/01/32 (a)	125,000	100,682
Western Union Co.
1.35%, 03/15/26 (a)	200,000	185,163
2.75%, 03/15/31 (a)	100,000	83,712
6.20%, 11/17/36	150,000	154,694
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	287,302
3.70%, 04/01/29 (a)	200,000	188,685
3.80%, 04/01/32 (a)	400,000	364,301
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	195,509
		175,128,293
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	197,706	168,389
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	172,579	161,957
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	124,202	117,248
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	160,788	150,802
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	232,702	213,745
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	33,125	31,108
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	126,419	116,563
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	219,240	195,093
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	99,412
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	150,000	154,775
3.25%, 06/15/27 (a)	200,000	191,122
6.20%, 08/15/36	100,000	110,241
6.15%, 05/01/37	50,000	54,857
5.75%, 05/01/40 (a)	50,000	52,871
5.05%, 03/01/41 (a)	200,000	195,376
5.40%, 06/01/41 (a)	250,000	255,012
4.40%, 03/15/42 (a)	250,000	225,192
4.38%, 09/01/42 (a)	350,000	313,927
4.45%, 03/15/43 (a)	200,000	180,051
5.15%, 09/01/43 (a)	200,000	197,169
4.90%, 04/01/44 (a)	150,000	142,891
4.55%, 09/01/44 (a)	375,000	340,725
4.70%, 09/01/45 (a)	250,000	231,575
3.90%, 08/01/46 (a)	200,000	163,862
4.13%, 06/15/47 (a)	225,000	190,730
4.05%, 06/15/48 (a)	200,000	166,949
4.15%, 12/15/48 (a)	250,000	212,100
3.55%, 02/15/50 (a)	225,000	171,100
3.05%, 02/15/51 (a)	225,000	154,494
3.30%, 09/15/51 (a)	350,000	252,619
2.88%, 06/15/52 (a)	150,000	98,528
4.45%, 01/15/53 (a)	275,000	244,011
5.20%, 04/15/54 (a)	450,000	446,062
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian National Railway Co.
6.90%, 07/15/28	265,000	286,624
3.85%, 08/05/32 (a)	300,000	278,991
6.38%, 11/15/37	300,000	334,199
3.20%, 08/02/46 (a)	250,000	187,831
3.65%, 02/03/48 (a)	225,000	181,078
4.45%, 01/20/49 (a)	200,000	180,681
2.45%, 05/01/50 (a)	200,000	125,411
4.40%, 08/05/52 (a)	250,000	223,630
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	200,000	183,737
4.00%, 06/01/28 (a)	150,000	144,682
2.88%, 11/15/29 (a)	150,000	134,604
2.05%, 03/05/30 (a)	150,000	127,703
7.13%, 10/15/31	125,000	140,657
2.45%, 12/02/31 (a)	350,000	313,564
4.80%, 09/15/35 (a)	145,000	140,415
5.95%, 05/15/37	155,000	162,205
3.00%, 12/02/41 (a)	300,000	257,062
4.30%, 05/15/43 (a)	125,000	108,732
4.80%, 08/01/45 (a)	150,000	138,997
4.95%, 08/15/45 (a)	100,000	93,046
4.70%, 05/01/48 (a)	150,000	133,860
3.50%, 05/01/50 (a)	125,000	93,791
3.10%, 12/02/51 (a)	500,000	344,095
4.20%, 11/15/69 (a)	125,000	98,731
6.13%, 09/15/15 (a)	239,000	253,504
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	179,882
CSX Corp.
3.35%, 11/01/25 (a)	215,000	209,185
2.60%, 11/01/26 (a)	250,000	236,568
3.25%, 06/01/27 (a)	278,000	264,970
3.80%, 03/01/28 (a)	300,000	290,363
2.40%, 02/15/30 (a)	225,000	197,003
4.10%, 11/15/32 (a)	85,000	80,125
5.20%, 11/15/33 (a)	100,000	101,747
6.00%, 10/01/36	200,000	214,811
6.15%, 05/01/37	250,000	273,680
6.22%, 04/30/40	225,000	245,711
5.50%, 04/15/41 (a)	150,000	152,097
4.75%, 05/30/42 (a)	50,000	46,601
4.40%, 03/01/43 (a)	150,000	134,559
4.10%, 03/15/44 (a)	250,000	213,262
3.80%, 11/01/46 (a)	260,000	207,469
4.30%, 03/01/48 (a)	50,000	43,050
4.75%, 11/15/48 (a)	220,000	202,600
4.50%, 03/15/49 (a)	150,000	131,850
3.35%, 09/15/49 (a)	250,000	180,862
3.80%, 04/15/50 (a)	150,000	117,145
3.95%, 05/01/50 (a)	150,000	120,646
2.50%, 05/15/51 (a)	150,000	91,959
4.50%, 11/15/52 (a)	270,000	239,282
4.50%, 08/01/54 (a)	150,000	132,009
4.25%, 11/01/66 (a)	200,000	161,638
4.65%, 03/01/68 (a)	125,000	108,699
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	138,376	125,123
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	203,211	168,002
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	242,029
3.40%, 02/15/28 (a)	150,000	142,495
4.20%, 10/17/28 (a)	150,000	145,773
3.10%, 08/05/29 (a)	350,000	321,199
4.25%, 05/15/30 (a)	200,000	193,567
2.40%, 05/15/31 (a)	50,000	42,519

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 01/15/34	112,000	110,710
3.90%, 02/01/35	150,000	133,871
3.25%, 05/15/41 (a)	250,000	187,401
3.88%, 08/01/42	200,000	160,483
5.10%, 01/15/44	225,000	211,517
4.10%, 02/01/45	277,000	225,054
4.75%, 11/15/45 (a)	265,000	235,248
4.55%, 04/01/46 (a)	400,000	345,367
4.40%, 01/15/47 (a)	275,000	230,617
4.05%, 02/15/48 (a)	300,000	239,250
4.95%, 10/17/48 (a)	250,000	227,870
5.25%, 05/15/50 (a)	275,000	263,624
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	110,000	100,846
2.65%, 07/15/31 (a)	150,000	122,623
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	220,110
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	122,566	105,144
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	241,107	222,805
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	193,580
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	286,707
7.80%, 05/15/27	50,000	54,166
3.15%, 06/01/27 (a)	100,000	94,642
2.55%, 11/01/29 (a)	200,000	176,826
5.05%, 08/01/30 (a)	170,000	170,717
2.30%, 05/15/31 (a)	200,000	169,190
3.00%, 03/15/32 (a)	235,000	204,339
4.45%, 03/01/33 (a)	100,000	96,043
4.84%, 10/01/41	230,000	216,537
3.95%, 10/01/42 (a)	100,000	82,802
4.45%, 06/15/45 (a)	250,000	218,162
4.65%, 01/15/46 (a)	160,000	143,398
3.94%, 11/01/47 (a)	250,000	199,791
4.15%, 02/28/48 (a)	275,000	228,619
4.10%, 05/15/49 (a)	250,000	204,328
3.40%, 11/01/49 (a)	250,000	183,613
3.05%, 05/15/50 (a)	350,000	237,189
2.90%, 08/25/51 (a)	75,000	48,751
4.05%, 08/15/52 (a)	250,000	201,342
3.70%, 03/15/53 (a)	125,000	94,031
4.55%, 06/01/53 (a)	270,000	235,964
3.16%, 05/15/55 (a)	360,000	238,699
5.95%, 03/15/64 (a)	90,000	96,110
5.10%, 08/01/18 (a)	115,000	101,124
4.10%, 05/15/21 (a)	100,000	73,396
Ryder System, Inc.
3.35%, 09/01/25 (a)	185,000	179,758
1.75%, 09/01/26 (a)	150,000	138,283
2.90%, 12/01/26 (a)	150,000	141,614
2.85%, 03/01/27 (a)	450,000	422,388
4.30%, 06/15/27 (a)	50,000	48,795
5.25%, 06/01/28 (a)	250,000	251,315
6.30%, 12/01/28 (a)	100,000	104,800
6.60%, 12/01/33 (a)	200,000	217,108
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	373,570
3.00%, 11/15/26 (a)	100,000	94,400
5.13%, 06/15/27 (a)	475,000	474,391
3.45%, 11/16/27 (a)	125,000	117,786
2.63%, 02/10/30 (a)	150,000	130,594
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	162,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	195,072
2.75%, 03/01/26 (a)	200,000	192,097
2.15%, 02/05/27 (a)	175,000	162,853
3.00%, 04/15/27 (a)	75,000	71,332
3.95%, 09/10/28 (a)	300,000	292,761
6.63%, 02/01/29	290,000	314,190
3.70%, 03/01/29 (a)	300,000	287,231
2.40%, 02/05/30 (a)	475,000	416,876
2.38%, 05/20/31 (a)	300,000	256,297
2.80%, 02/14/32 (a)	400,000	347,753
3.38%, 02/01/35 (a)	150,000	129,750
2.89%, 04/06/36 (a)	250,000	203,990
3.60%, 09/15/37 (a)	200,000	172,885
3.55%, 08/15/39 (a)	150,000	125,238
3.20%, 05/20/41 (a)	350,000	273,035
3.38%, 02/14/42 (a)	100,000	79,285
4.05%, 11/15/45 (a)	120,000	99,172
4.05%, 03/01/46 (a)	275,000	228,918
4.00%, 04/15/47 (a)	200,000	165,229
4.50%, 09/10/48 (a)	125,000	111,168
4.30%, 03/01/49 (a)	250,000	214,304
3.25%, 02/05/50 (a)	550,000	401,286
3.80%, 10/01/51 (a)	290,000	231,744
2.95%, 03/10/52 (a)	110,000	74,108
3.50%, 02/14/53 (a)	345,000	258,974
3.88%, 02/01/55 (a)	170,000	134,177
3.95%, 08/15/59 (a)	150,000	116,565
3.84%, 03/20/60 (a)	550,000	422,633
3.55%, 05/20/61 (a)	200,000	143,780
2.97%, 09/16/62 (a)	350,000	219,497
4.10%, 09/15/67 (a)	175,000	138,650
3.75%, 02/05/70 (a)	250,000	183,936
3.80%, 04/06/71 (a)	355,000	263,804
3.85%, 02/14/72 (a)	100,000	74,820
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	211,329	206,899
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	77,583	74,990
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	175,216	168,583
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	190,536	174,749
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	206,355	186,564
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	198,387	181,778
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	126,690	118,240
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	250,041	215,038
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	44,923	44,884
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	208,500	205,023
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	375,000	380,616
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	250,000	246,762
3.05%, 11/15/27 (a)	300,000	283,432
3.40%, 03/15/29 (a)	125,000	118,645
2.50%, 09/01/29 (a)	150,000	134,993
4.45%, 04/01/30 (a)	325,000	322,354
4.88%, 03/03/33 (a)	260,000	260,468
6.20%, 01/15/38	400,000	443,027
5.20%, 04/01/40 (a)	150,000	151,166

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/40 (a)	150,000	145,296
3.63%, 10/01/42	100,000	82,024
3.40%, 11/15/46 (a)	150,000	116,065
3.75%, 11/15/47 (a)	360,000	288,456
4.25%, 03/15/49 (a)	210,000	182,367
3.40%, 09/01/49 (a)	200,000	150,617
5.30%, 04/01/50 (a)	350,000	355,584
5.05%, 03/03/53 (a)	300,000	294,509
		39,613,190
		1,084,544,201

Utility 2.2%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	90,754
2.10%, 07/01/30 (a)	300,000	250,301
3.80%, 10/01/47 (a)	110,000	82,468
4.15%, 05/01/49 (a)	100,000	79,319
3.45%, 01/15/50 (a)	200,000	140,511
3.45%, 05/15/51 (a)	200,000	138,312
5.25%, 05/15/52 (a)	175,000	164,444
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	194,065
4.25%, 09/15/48 (a)	160,000	134,218
3.80%, 06/15/49 (a)	150,000	116,771
3.15%, 09/15/49 (a)	75,000	51,635
3.65%, 04/01/50 (a)	215,000	163,168
5.40%, 03/15/53 (a)	200,000	199,263
AES Corp.
1.38%, 01/15/26 (a)	290,000	268,615
5.45%, 06/01/28 (a)	250,000	249,622
2.45%, 01/15/31 (a)	275,000	225,608
Alabama Power Co.
1.45%, 09/15/30 (a)	190,000	153,812
3.05%, 03/15/32 (a)	210,000	183,831
3.94%, 09/01/32 (a)	175,000	163,219
6.00%, 03/01/39	150,000	158,320
3.85%, 12/01/42	150,000	123,146
4.15%, 08/15/44 (a)	150,000	126,463
3.75%, 03/01/45 (a)	175,000	138,912
4.30%, 01/02/46 (a)	150,000	129,233
3.70%, 12/01/47 (a)	200,000	155,544
4.30%, 07/15/48 (a)	150,000	127,660
3.45%, 10/01/49 (a)	200,000	148,758
3.13%, 07/15/51 (a)	200,000	138,732
3.00%, 03/15/52 (a)	150,000	101,969
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	169,469
5.70%, 12/01/26 (a)	200,000	202,728
5.00%, 01/15/29 (a)	200,000	199,210
3.50%, 01/15/31 (a)	300,000	271,481
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	183,375
4.95%, 06/01/33 (a)	150,000	148,689
4.15%, 03/15/46 (a)	175,000	147,304
3.70%, 12/01/47 (a)	175,000	137,172
4.50%, 03/15/49 (a)	150,000	132,569
3.25%, 03/15/50 (a)	100,000	71,171
2.90%, 06/15/51 (a)	200,000	131,166
5.90%, 12/01/52 (a)	100,000	107,309
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	255,831
3.20%, 11/13/27 (a)	50,000	47,005
4.30%, 12/01/28 (a)	350,000	338,750
5.20%, 01/15/29 (a)	200,000	200,507
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/01/30 (a)	200,000	170,432
5.95%, 11/01/32 (a)	200,000	208,629
5.63%, 03/01/33 (a)	200,000	203,389
3.25%, 03/01/50 (a)	150,000	104,153
3.88%, 02/15/62 (a)(b)	250,000	226,344
Appalachian Power Co.
3.40%, 06/01/25 (a)	200,000	195,112
3.30%, 06/01/27 (a)	250,000	236,532
2.70%, 04/01/31 (a)	100,000	84,356
4.50%, 08/01/32 (a)	100,000	94,052
7.00%, 04/01/38	135,000	151,863
4.40%, 05/15/44 (a)	150,000	123,614
4.45%, 06/01/45 (a)	150,000	124,110
4.50%, 03/01/49 (a)	120,000	97,181
3.70%, 05/01/50 (a)	195,000	138,829
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	73,013
2.20%, 12/15/31 (a)	250,000	204,035
5.55%, 08/01/33 (a)	200,000	202,312
5.05%, 09/01/41 (a)	155,000	144,810
4.35%, 11/15/45 (a)	175,000	145,971
3.75%, 05/15/46 (a)	100,000	75,465
4.20%, 08/15/48 (a)	125,000	99,630
4.25%, 03/01/49 (a)	100,000	80,700
3.50%, 12/01/49 (a)	50,000	35,220
3.35%, 05/15/50 (a)	190,000	130,779
2.65%, 09/15/50 (a)	175,000	105,602
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	145,000	140,323
Avangrid, Inc.
3.20%, 04/15/25 (a)	175,000	170,635
3.80%, 06/01/29 (a)	195,000	183,107
Avista Corp.
4.35%, 06/01/48 (a)	150,000	125,205
4.00%, 04/01/52 (a)	150,000	115,713
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	126,354
6.35%, 10/01/36	155,000	168,159
3.50%, 08/15/46 (a)	150,000	112,158
3.75%, 08/15/47 (a)	150,000	117,075
4.25%, 09/15/48 (a)	100,000	84,026
3.20%, 09/15/49 (a)	130,000	89,861
2.90%, 06/15/50 (a)	130,000	85,306
4.55%, 06/01/52 (a)	175,000	153,928
5.40%, 06/01/53 (a)	150,000	149,602
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	350,000	345,467
3.25%, 04/15/28 (a)	200,000	188,823
3.70%, 07/15/30 (a)	200,000	187,450
1.65%, 05/15/31 (a)	175,000	140,285
6.13%, 04/01/36	500,000	532,179
5.95%, 05/15/37	150,000	156,776
5.15%, 11/15/43 (a)	260,000	254,043
4.50%, 02/01/45 (a)	250,000	224,727
3.80%, 07/15/48 (a)	305,000	234,172
4.45%, 01/15/49 (a)	300,000	254,098
4.25%, 10/15/50 (a)	200,000	162,734
2.85%, 05/15/51 (a)	500,000	322,235
4.60%, 05/01/53 (a)	300,000	259,991
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	142,087
5.95%, 03/15/28 (a)	40,000	41,314
3.05%, 10/15/29 (a)	175,000	157,504
2.50%, 06/15/30 (a)	200,000	168,388
4.35%, 05/01/33 (a)	150,000	137,385
4.20%, 09/15/46 (a)	100,000	78,865
3.88%, 10/15/49 (a)	110,000	80,135

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	94,415
3.00%, 03/01/32 (a)	250,000	218,117
4.45%, 10/01/32 (a)	200,000	192,170
6.95%, 03/15/33	125,000	142,895
4.95%, 04/01/33 (a)	350,000	347,921
5.15%, 03/01/34 (a)	150,000	151,261
3.55%, 08/01/42 (a)	128,000	101,127
3.95%, 03/01/48 (a)	200,000	163,918
4.25%, 02/01/49 (a)	250,000	213,174
2.90%, 07/01/50 (a)	225,000	150,970
3.60%, 03/01/52 (a)	210,000	159,649
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	300,000	268,321
2.65%, 06/01/31 (a)	150,000	127,111
3.70%, 09/01/49 (a)	175,000	129,704
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	163,776
4.97%, 05/01/46 (a)	125,000	104,670
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	151,596
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,392
3.45%, 08/15/27 (a)	200,000	190,137
4.88%, 03/01/44 (a)	100,000	93,464
4.75%, 06/01/50 (a)(b)	200,000	184,415
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	306,911
3.70%, 08/15/28 (a)	300,000	287,016
3.15%, 03/15/32 (a)	50,000	44,297
6.45%, 01/15/38	200,000	220,196
3.80%, 10/01/42 (a)	200,000	162,293
4.60%, 08/15/43 (a)	150,000	134,788
4.70%, 01/15/44 (a)	150,000	137,569
3.70%, 03/01/45 (a)	150,000	119,014
4.35%, 11/15/45 (a)	150,000	128,568
3.65%, 06/15/46 (a)	250,000	192,970
3.75%, 08/15/47 (a)	200,000	155,396
4.00%, 03/01/48 (a)	150,000	121,832
4.00%, 03/01/49 (a)	150,000	119,730
3.20%, 11/15/49 (a)	100,000	69,684
3.00%, 03/01/50 (a)	300,000	200,890
3.13%, 03/15/51 (a)	250,000	170,683
2.75%, 09/01/51 (a)	125,000	78,026
3.85%, 03/15/52 (a)	100,000	77,807
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	50,000	46,598
3.20%, 03/15/27 (a)	200,000	191,047
4.65%, 01/01/29 (a)	150,000	148,394
2.05%, 07/01/31 (a)	100,000	82,120
4.90%, 07/01/33 (a)	110,000	108,704
4.30%, 04/15/44 (a)	150,000	130,006
4.00%, 04/01/48 (a)	250,000	205,010
5.25%, 01/15/53 (a)	100,000	99,440
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	195,037
3.35%, 04/01/30 (a)	400,000	369,238
2.40%, 06/15/31 (a)	125,000	106,477
5.50%, 03/15/34 (a)	250,000	258,392
5.30%, 03/01/35	150,000	151,013
5.85%, 03/15/36	150,000	157,021
6.30%, 08/15/37	200,000	216,038
6.75%, 04/01/38	200,000	227,315
5.50%, 12/01/39	250,000	253,379
5.70%, 06/15/40	150,000	153,105
4.20%, 03/15/42	100,000	85,418
3.95%, 03/01/43 (a)	250,000	208,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 03/15/44 (a)	320,000	282,247
4.50%, 12/01/45 (a)	250,000	219,740
3.88%, 06/15/47 (a)	225,000	178,311
4.13%, 05/15/49 (a)	200,000	163,685
3.95%, 04/01/50 (a)	350,000	285,119
3.20%, 12/01/51 (a)	250,000	172,323
6.15%, 11/15/52 (a)	250,000	275,790
4.63%, 12/01/54 (a)	275,000	240,899
4.30%, 12/01/56 (a)	100,000	82,411
4.00%, 11/15/57 (a)	150,000	119,231
4.50%, 05/15/58 (a)	190,000	161,956
3.70%, 11/15/59 (a)	250,000	182,150
3.00%, 12/01/60 (a)	200,000	124,470
3.60%, 06/15/61 (a)	200,000	146,162
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	244,365
5.60%, 03/01/28 (a)	200,000	203,849
5.80%, 03/01/33 (a)	200,000	206,480
6.13%, 01/15/34 (a)	400,000	423,187
6.25%, 10/01/39	250,000	263,899
5.75%, 10/01/41 (a)	100,000	100,015
5.60%, 06/15/42 (a)	225,000	222,448
6.50%, 10/01/53 (a)	150,000	165,570
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	200,788
3.95%, 05/15/43 (a)	250,000	211,997
3.25%, 08/15/46 (a)	100,000	74,875
3.95%, 07/15/47 (a)	145,000	122,004
4.05%, 05/15/48 (a)	200,000	167,854
4.35%, 04/15/49 (a)	200,000	175,206
3.75%, 02/15/50 (a)	150,000	119,395
3.10%, 08/15/50 (a)	250,000	176,975
3.50%, 08/01/51 (a)	245,000	188,651
2.50%, 05/01/60 (a)	375,000	216,153
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	70,000	52,925
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	122,039
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	124,378
5.30%, 05/15/33	100,000	101,157
6.05%, 01/15/38	250,000	266,635
5.45%, 02/01/41 (a)	100,000	99,897
4.60%, 06/15/43 (a)	100,000	89,959
5.10%, 06/01/65 (a)	100,000	93,071
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	200,000	195,648
1.45%, 04/15/26 (a)	150,000	138,923
2.85%, 08/15/26 (a)	200,000	189,126
3.60%, 03/15/27 (a)	200,000	192,118
4.25%, 06/01/28 (a)	275,000	266,641
3.38%, 04/01/30 (a)	500,000	455,102
5.38%, 11/15/32 (a)	250,000	251,780
6.30%, 03/15/33	100,000	105,600
5.25%, 08/01/33	250,000	247,343
5.95%, 06/15/35	150,000	154,830
7.00%, 06/15/38	150,000	165,563
4.90%, 08/01/41 (a)	200,000	182,138
4.05%, 09/15/42 (a)	260,000	210,347
4.70%, 12/01/44 (a)	150,000	130,762
4.60%, 03/15/49 (a)	150,000	128,396
DTE Electric Co.
4.85%, 12/01/26	150,000	150,039
2.25%, 03/01/30 (a)	250,000	216,672
2.63%, 03/01/31 (a)	300,000	259,884
4.00%, 04/01/43 (a)	150,000	125,994
4.30%, 07/01/44 (a)	150,000	130,670

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/15/45 (a)	175,000	140,479
3.70%, 06/01/46 (a)	125,000	97,523
3.75%, 08/15/47 (a)	150,000	117,924
4.05%, 05/15/48 (a)	200,000	164,538
3.95%, 03/01/49 (a)	189,000	153,271
2.95%, 03/01/50 (a)	115,000	77,443
3.25%, 04/01/51 (a)	200,000	140,464
5.40%, 04/01/53 (a)	200,000	202,337
DTE Energy Co.
2.85%, 10/01/26 (a)	320,000	302,773
4.88%, 06/01/28 (a)	200,000	197,978
5.10%, 03/01/29 (a)	350,000	348,796
3.40%, 06/15/29 (a)	250,000	229,339
2.95%, 03/01/30 (a)	150,000	132,290
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	228,442
2.45%, 02/01/30 (a)	250,000	219,931
2.55%, 04/15/31 (a)	475,000	410,189
6.45%, 10/15/32	200,000	218,144
4.95%, 01/15/33 (a)	250,000	248,786
6.10%, 06/01/37	150,000	158,037
6.00%, 01/15/38	200,000	212,695
6.05%, 04/15/38	175,000	185,828
5.30%, 02/15/40	250,000	247,126
4.25%, 12/15/41 (a)	350,000	301,322
4.00%, 09/30/42 (a)	200,000	167,376
3.75%, 06/01/45 (a)	200,000	156,200
3.88%, 03/15/46 (a)	155,000	122,941
3.70%, 12/01/47 (a)	200,000	152,398
3.95%, 03/15/48 (a)	350,000	279,830
3.20%, 08/15/49 (a)	300,000	209,528
3.45%, 04/15/51 (a)	150,000	108,787
3.55%, 03/15/52 (a)	250,000	183,080
5.35%, 01/15/53 (a)	200,000	197,768
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	187,893
2.65%, 09/01/26 (a)	500,000	472,141
3.15%, 08/15/27 (a)	420,000	395,786
5.00%, 12/08/27 (a)	200,000	199,909
4.30%, 03/15/28 (a)	200,000	195,451
3.40%, 06/15/29 (a)	200,000	185,688
2.45%, 06/01/30 (a)	300,000	258,841
2.55%, 06/15/31 (a)	500,000	421,625
4.50%, 08/15/32 (a)	300,000	284,989
5.75%, 09/15/33 (a)	150,000	154,369
3.30%, 06/15/41 (a)	150,000	112,059
4.80%, 12/15/45 (a)	100,000	89,119
3.75%, 09/01/46 (a)	400,000	302,801
3.95%, 08/15/47 (a)	175,000	135,086
4.20%, 06/15/49 (a)	200,000	159,900
3.50%, 06/15/51 (a)	250,000	175,663
5.00%, 08/15/52 (a)	275,000	249,666
3.25%, 01/15/82 (a)(b)	145,000	129,407
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	330,000	317,708
2.50%, 12/01/29 (a)	150,000	133,100
1.75%, 06/15/30 (a)	275,000	228,849
5.88%, 11/15/33 (a)	200,000	211,656
6.35%, 09/15/37	170,000	183,923
6.40%, 06/15/38	300,000	327,751
5.65%, 04/01/40	155,000	159,621
3.85%, 11/15/42 (a)	150,000	122,375
3.40%, 10/01/46 (a)	300,000	220,289
4.20%, 07/15/48 (a)	200,000	166,828
3.00%, 12/15/51 (a)	75,000	49,279
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	106,863
6.35%, 08/15/38	200,000	217,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 04/01/39	200,000	219,088
4.90%, 07/15/43 (a)	75,000	70,145
3.75%, 05/15/46 (a)	200,000	156,872
3.25%, 10/01/49 (a)	200,000	141,002
2.75%, 04/01/50 (a)	85,000	54,023
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	142,695
2.13%, 06/01/30 (a)	200,000	169,381
5.25%, 04/01/33 (a)	100,000	101,340
3.70%, 06/15/46 (a)	125,000	96,591
4.30%, 02/01/49 (a)	200,000	166,743
5.65%, 04/01/53 (a)	200,000	203,191
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	244,104
2.00%, 08/15/31 (a)	200,000	163,294
6.30%, 04/01/38	275,000	297,822
4.10%, 05/15/42 (a)	225,000	190,062
4.10%, 03/15/43 (a)	100,000	83,325
4.38%, 03/30/44 (a)	175,000	150,558
4.15%, 12/01/44 (a)	220,000	182,980
4.20%, 08/15/45 (a)	175,000	146,307
3.70%, 10/15/46 (a)	200,000	153,590
3.60%, 09/15/47 (a)	250,000	187,269
2.50%, 08/15/50 (a)	300,000	181,160
2.90%, 08/15/51 (a)	150,000	97,299
Edison International
5.75%, 06/15/27 (a)	300,000	304,023
4.13%, 03/15/28 (a)	200,000	191,805
5.25%, 11/15/28 (a)	200,000	199,824
6.95%, 11/15/29 (a)	200,000	214,711
El Paso Electric Co.
6.00%, 05/15/35	169,000	170,744
5.00%, 12/01/44 (a)	50,000	43,641
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	203,559
2.64%, 06/15/31 (a)	100,000	81,828
4.75%, 06/15/46 (a)	400,000	329,715
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	168,013
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	326,838
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	155,439
5.15%, 01/15/33 (a)	125,000	125,657
5.30%, 09/15/33 (a)	200,000	202,581
4.20%, 04/01/49 (a)	225,000	185,754
2.65%, 06/15/51 (a)	180,000	109,738
Entergy Corp.
0.90%, 09/15/25 (a)	200,000	187,637
2.95%, 09/01/26 (a)	350,000	332,699
2.80%, 06/15/30 (a)	250,000	218,876
2.40%, 06/15/31 (a)	300,000	249,335
3.75%, 06/15/50 (a)	245,000	179,573
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	187,554
3.12%, 09/01/27 (a)	200,000	188,930
3.25%, 04/01/28 (a)	200,000	188,574
1.60%, 12/15/30 (a)	175,000	140,162
3.05%, 06/01/31 (a)	200,000	175,964
2.35%, 06/15/32 (a)	100,000	81,708
4.00%, 03/15/33 (a)	211,000	194,060
4.95%, 01/15/45 (a)	125,000	115,892
4.20%, 09/01/48 (a)	325,000	266,258
4.20%, 04/01/50 (a)	220,000	181,495
2.90%, 03/15/51 (a)	300,000	190,567

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	174,031
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	188,865
1.75%, 03/15/31 (a)	250,000	202,060
3.55%, 09/30/49 (a)	200,000	147,044
5.00%, 09/15/52 (a)	50,000	45,883
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	250,000	237,959
4.13%, 03/01/42 (a)	150,000	126,903
4.10%, 04/01/43 (a)	250,000	207,517
4.25%, 12/01/45 (a)	200,000	167,852
3.25%, 09/01/49 (a)	285,000	197,162
3.45%, 04/15/50 (a)	100,000	71,336
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	190,000	162,075
5.30%, 10/01/41 (a)	50,000	48,299
4.20%, 06/15/47 (a)	95,000	77,789
4.20%, 03/15/48 (a)	85,000	70,054
4.13%, 04/01/49 (a)	100,000	80,190
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	223,377
Eversource Energy
0.80%, 08/15/25 (a)	200,000	187,418
4.75%, 05/15/26	200,000	197,982
2.90%, 03/01/27 (a)	200,000	188,185
3.30%, 01/15/28 (a)	250,000	233,811
5.45%, 03/01/28 (a)	250,000	253,184
5.95%, 02/01/29 (a)	200,000	206,571
4.25%, 04/01/29 (a)	200,000	191,721
1.65%, 08/15/30 (a)	400,000	322,331
2.55%, 03/15/31 (a)	300,000	250,971
3.38%, 03/01/32 (a)	200,000	174,256
5.13%, 05/15/33 (a)	200,000	196,170
3.45%, 01/15/50 (a)	200,000	139,864
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	147,288
3.40%, 04/15/26 (a)	100,000	96,732
2.75%, 03/15/27 (a)	200,000	187,321
5.15%, 03/15/28 (a)	300,000	300,880
5.15%, 03/15/29 (a)	200,000	200,598
4.05%, 04/15/30 (a)	450,000	425,072
3.35%, 03/15/32 (a)	360,000	318,276
5.30%, 03/15/33 (a)	250,000	250,829
5.45%, 03/15/34 (a)	200,000	201,530
4.95%, 06/15/35 (a)(d)	200,000	189,363
5.63%, 06/15/35	150,000	152,738
5.10%, 06/15/45 (a)	200,000	185,633
4.45%, 04/15/46 (a)	100,000	85,750
4.70%, 04/15/50 (a)	250,000	220,163
4.10%, 03/15/52 (a)	120,000	95,793
5.60%, 03/15/53 (a)	200,000	200,315
Florida Power & Light Co.
2.85%, 04/01/25 (a)	400,000	390,541
3.13%, 12/01/25 (a)	350,000	339,953
5.05%, 04/01/28 (a)	300,000	303,531
4.40%, 05/15/28 (a)	230,000	227,634
2.45%, 02/03/32 (a)	500,000	421,805
5.10%, 04/01/33 (a)	200,000	201,755
5.63%, 04/01/34	200,000	213,165
4.95%, 06/01/35	170,000	169,177
5.95%, 02/01/38	150,000	161,817
5.96%, 04/01/39	250,000	272,434
5.69%, 03/01/40	165,000	174,048
5.25%, 02/01/41 (a)	100,000	100,306
4.13%, 02/01/42 (a)	190,000	164,868
4.05%, 06/01/42 (a)	200,000	173,821
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 12/15/42 (a)	175,000	144,490
4.05%, 10/01/44 (a)	100,000	85,624
3.70%, 12/01/47 (a)	195,000	153,636
3.95%, 03/01/48 (a)	250,000	205,031
4.13%, 06/01/48 (a)	250,000	211,166
3.99%, 03/01/49 (a)	250,000	205,595
3.15%, 10/01/49 (a)	260,000	183,450
2.88%, 12/04/51 (a)	400,000	263,123
5.30%, 04/01/53 (a)	200,000	201,016
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	293,672
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	192,995
5.00%, 02/23/27 (a)	150,000	150,276
3.25%, 03/30/27 (a)	100,000	95,297
4.65%, 05/16/28 (a)	200,000	198,125
2.65%, 09/15/29 (a)	100,000	89,235
4.70%, 05/15/32 (a)	250,000	244,497
4.95%, 05/17/33 (a)	250,000	246,687
5.25%, 03/15/34 (a)	250,000	252,559
4.75%, 09/01/40	100,000	92,660
4.30%, 03/15/42	275,000	239,858
4.30%, 03/15/43	150,000	128,497
3.70%, 01/30/50 (a)	175,000	134,637
3.25%, 03/15/51 (a)	200,000	140,531
5.13%, 05/15/52 (a)	250,000	242,205
Iberdrola International BV
6.75%, 07/15/36	125,000	142,206
Idaho Power Co.
4.20%, 03/01/48 (a)	375,000	303,659
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,930
6.05%, 03/15/37	100,000	104,705
4.55%, 03/15/46 (a)	145,000	123,866
3.75%, 07/01/47 (a)	115,000	86,810
4.25%, 08/15/48 (a)	200,000	163,901
5.63%, 04/01/53 (a)	150,000	152,111
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	240,387
3.60%, 04/01/29 (a)	80,000	75,109
2.30%, 06/01/30 (a)	300,000	256,000
3.70%, 09/15/46 (a)	50,000	37,961
3.50%, 09/30/49 (a)	150,000	108,677
3.10%, 11/30/51 (a)	125,000	82,526
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	195,597
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	115,083
3.35%, 11/15/27 (a)	175,000	165,659
5.30%, 07/01/43 (a)	100,000	94,620
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	192,558
4.38%, 10/01/45 (a)	150,000	129,155
3.30%, 06/01/50 (a)	150,000	105,148
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	163,397
4.25%, 04/01/49 (a)	150,000	126,036
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	47,545
3.65%, 04/15/29 (a)	300,000	285,558
6.75%, 12/30/31	200,000	226,461
5.35%, 01/15/34 (a)	225,000	231,544
5.80%, 10/15/36	100,000	105,051
4.80%, 09/15/43 (a)	200,000	188,502
4.40%, 10/15/44 (a)	125,000	108,834
4.25%, 05/01/46 (a)	150,000	127,484

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/01/47 (a)	100,000	80,468
3.65%, 08/01/48 (a)	250,000	192,471
4.25%, 07/15/49 (a)	300,000	255,436
3.15%, 04/15/50 (a)	315,000	219,436
Mississippi Power Co.
3.95%, 03/30/28 (a)	225,000	216,490
4.25%, 03/15/42	100,000	85,186
3.10%, 07/30/51 (a)	100,000	67,289
National Grid PLC
5.60%, 06/12/28 (a)	200,000	204,012
5.81%, 06/12/33 (a)	250,000	256,225
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	200,000	200,799
3.25%, 11/01/25 (a)	500,000	485,353
4.45%, 03/13/26 (a)	200,000	198,040
3.40%, 02/07/28 (a)	350,000	331,959
3.90%, 11/01/28 (a)	250,000	240,501
3.70%, 03/15/29 (a)	200,000	189,360
2.40%, 03/15/30 (a)	200,000	173,488
1.35%, 03/15/31 (a)	250,000	196,832
1.65%, 06/15/31 (a)	150,000	119,835
8.00%, 03/01/32	300,000	351,712
4.15%, 12/15/32 (a)	345,000	320,667
5.80%, 01/15/33 (a)	200,000	208,705
5.25%, 04/20/46 (a)(b)	150,000	146,424
4.40%, 11/01/48 (a)	130,000	111,222
4.30%, 03/15/49 (a)	100,000	85,254
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	142,947
6.65%, 04/01/36	250,000	271,855
6.75%, 07/01/37	155,000	173,831
3.13%, 08/01/50 (a)	225,000	150,446
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	400,000	395,234
5.75%, 09/01/25	500,000	502,257
4.95%, 01/29/26	200,000	199,194
1.88%, 01/15/27 (a)	350,000	320,573
3.55%, 05/01/27 (a)	450,000	429,633
4.63%, 07/15/27 (a)	400,000	394,936
4.90%, 02/28/28 (a)	375,000	373,906
1.90%, 06/15/28 (a)	725,000	642,575
3.50%, 04/01/29 (a)	150,000	139,875
2.75%, 11/01/29 (a)	350,000	312,707
2.25%, 06/01/30 (a)	700,000	596,306
2.44%, 01/15/32 (a)	400,000	331,073
5.00%, 07/15/32 (a)	300,000	298,119
5.25%, 03/15/34 (a)	300,000	299,441
3.00%, 01/15/52 (a)	200,000	129,736
5.25%, 02/28/53 (a)	340,000	324,018
5.55%, 03/15/54 (a)	225,000	223,522
4.80%, 12/01/77 (a)(b)	225,000	206,814
3.80%, 03/15/82 (a)(b)	150,000	136,440
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	168,060
6.25%, 06/01/36	145,000	157,738
6.20%, 07/01/37	175,000	189,985
5.35%, 11/01/39	110,000	109,730
3.40%, 08/15/42 (a)	145,000	111,575
4.00%, 08/15/45 (a)	100,000	81,090
3.60%, 05/15/46 (a)	250,000	190,934
3.60%, 09/15/47 (a)	400,000	304,394
2.90%, 03/01/50 (a)	130,000	86,786
2.60%, 06/01/51 (a)	200,000	123,963
4.50%, 06/01/52 (a)	150,000	132,011
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	152,087
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	334,303
3.25%, 05/15/29 (a)	115,000	107,855
3.95%, 04/01/30 (a)	150,000	141,641
1.95%, 08/15/31 (a)	150,000	121,531
5.50%, 03/15/40	100,000	101,104
4.40%, 03/01/44 (a)	250,000	222,115
3.10%, 06/01/51 (a)	175,000	121,168
4.55%, 06/01/52 (a)	40,000	34,986
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	151,401
5.38%, 11/01/40	200,000	191,670
5.05%, 10/01/48 (a)	200,000	180,360
3.75%, 08/01/50 (a)	150,000	109,499
5.25%, 09/01/50	50,000	46,855
6.20%, 12/01/53 (a)(d)	125,000	131,750
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,334
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	174,312
1.63%, 01/15/31 (a)	200,000	159,709
4.15%, 04/01/48 (a)	200,000	161,627
4.00%, 06/01/49 (a)	150,000	119,031
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	113,967
3.25%, 04/01/30 (a)	200,000	181,844
5.40%, 01/15/33 (a)	150,000	153,325
4.15%, 04/01/47 (a)	225,000	182,628
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	200,000	189,736
5.75%, 03/15/29 (a)	123,000	127,280
2.75%, 05/15/30 (a)	200,000	177,697
7.00%, 05/01/32	250,000	280,810
4.15%, 06/01/32 (a)	150,000	141,222
4.55%, 09/15/32 (a)	200,000	193,375
5.65%, 11/15/33 (a)	250,000	260,316
7.50%, 09/01/38	100,000	120,267
5.25%, 09/30/40	175,000	174,046
4.55%, 12/01/41 (a)	150,000	137,445
5.30%, 06/01/42 (a)	150,000	150,062
3.75%, 04/01/45 (a)	250,000	200,013
3.80%, 09/30/47 (a)	150,000	117,074
4.10%, 11/15/48 (a)	125,000	103,104
3.80%, 06/01/49 (a)	200,000	158,673
3.10%, 09/15/49 (a)	200,000	138,884
3.70%, 05/15/50 (a)	150,000	115,045
4.60%, 06/01/52 (a)	150,000	132,621
4.95%, 09/15/52 (a)	250,000	235,533
5.35%, 10/01/52 (a)	100,000	99,432
Pacific Gas & Electric Co.
4.95%, 06/08/25	115,000	114,056
3.50%, 06/15/25 (a)	200,000	194,882
3.45%, 07/01/25	360,000	350,391
3.15%, 01/01/26	550,000	528,926
2.95%, 03/01/26 (a)	225,000	214,904
3.30%, 03/15/27 (a)	275,000	260,644
2.10%, 08/01/27 (a)	350,000	315,309
3.30%, 12/01/27 (a)	500,000	464,728
3.00%, 06/15/28 (a)	350,000	320,100
3.75%, 07/01/28	325,000	304,643
4.65%, 08/01/28 (a)	100,000	96,749
4.55%, 07/01/30 (a)	900,000	856,043
2.50%, 02/01/31 (a)	600,000	499,655
3.25%, 06/01/31 (a)	600,000	521,117
4.40%, 03/01/32 (a)	200,000	184,447
5.90%, 06/15/32 (a)	200,000	203,615
6.15%, 01/15/33 (a)	300,000	310,004

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 06/15/33 (a)	300,000	316,262
6.95%, 03/15/34 (a)	100,000	109,631
4.50%, 07/01/40 (a)	500,000	426,970
3.30%, 08/01/40 (a)	350,000	257,441
4.20%, 06/01/41 (a)	300,000	242,240
4.45%, 04/15/42 (a)	350,000	287,274
3.75%, 08/15/42 (a)(e)	100,000	74,666
4.60%, 06/15/43 (a)	250,000	209,787
4.75%, 02/15/44 (a)	200,000	169,043
4.30%, 03/15/45 (a)	260,000	205,845
4.25%, 03/15/46 (a)(e)	175,000	137,337
4.00%, 12/01/46 (a)	240,000	179,715
4.95%, 07/01/50 (a)	900,000	775,652
3.50%, 08/01/50 (a)	200,000	137,063
5.25%, 03/01/52 (a)	355,000	317,372
6.75%, 01/15/53 (a)	200,000	218,281
PacifiCorp
3.50%, 06/15/29 (a)	125,000	116,746
2.70%, 09/15/30 (a)	150,000	130,073
5.30%, 02/15/31 (a)	200,000	200,775
7.70%, 11/15/31	100,000	115,760
5.45%, 02/15/34 (a)	30,000	30,119
5.75%, 04/01/37	350,000	356,006
6.25%, 10/15/37	300,000	316,876
6.35%, 07/15/38	250,000	266,144
6.00%, 01/15/39	145,000	150,672
4.10%, 02/01/42 (a)	175,000	140,365
4.13%, 01/15/49 (a)	200,000	157,241
4.15%, 02/15/50 (a)	225,000	176,746
3.30%, 03/15/51 (a)	250,000	167,207
2.90%, 06/15/52 (a)	200,000	122,054
5.35%, 12/01/53 (a)	325,000	302,999
5.50%, 05/15/54 (a)	400,000	384,787
5.80%, 01/15/55 (a)	400,000	394,797
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	175,296
3.70%, 09/15/47 (a)	300,000	235,635
3.90%, 03/01/48 (a)	225,000	183,306
3.00%, 09/15/49 (a)	175,000	119,160
2.80%, 06/15/50 (a)	200,000	130,923
3.05%, 03/15/51 (a)	50,000	34,014
2.85%, 09/15/51 (a)	150,000	97,051
4.38%, 08/15/52 (a)	140,000	122,050
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	237,291
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	101,158
6.50%, 11/15/37	100,000	111,473
4.15%, 03/15/43 (a)	200,000	171,158
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	285,000	272,612
4.13%, 04/15/30 (a)	150,000	142,176
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	400,000	399,197
6.25%, 05/15/39	300,000	327,399
4.75%, 07/15/43 (a)	100,000	93,242
3.95%, 06/01/47 (a)	115,000	93,624
4.15%, 06/15/48 (a)	150,000	127,210
3.00%, 10/01/49 (a)	110,000	76,395
5.25%, 05/15/53 (a)	200,000	198,144
Progress Energy, Inc.
7.75%, 03/01/31	250,000	283,863
7.00%, 10/30/31	200,000	221,641
6.00%, 12/01/39	185,000	189,013
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	143,433
1.90%, 01/15/31 (a)	155,000	127,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 06/15/31 (a)	225,000	182,032
4.10%, 06/01/32 (a)	150,000	139,762
6.25%, 09/01/37	210,000	224,508
3.60%, 09/15/42 (a)	100,000	77,220
3.80%, 06/15/47 (a)	70,000	53,918
4.05%, 09/15/49 (a)	155,000	121,470
3.20%, 03/01/50 (a)	250,000	169,866
2.70%, 01/15/51 (a)	180,000	109,234
5.25%, 04/01/53 (a)	200,000	189,225
Public Service Co. of New Hampshire
5.35%, 10/01/33 (a)	100,000	102,021
3.60%, 07/01/49 (a)	100,000	77,095
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	122,605
5.25%, 01/15/33 (a)	150,000	149,119
3.15%, 08/15/51 (a)	150,000	100,692
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	139,188
3.00%, 05/15/27 (a)	205,000	194,118
3.70%, 05/01/28 (a)	175,000	168,306
3.20%, 05/15/29 (a)	225,000	209,292
2.45%, 01/15/30 (a)	250,000	218,959
1.90%, 08/15/31 (a)	200,000	163,390
4.90%, 12/15/32 (a)	220,000	219,375
4.65%, 03/15/33 (a)	110,000	107,177
5.80%, 05/01/37	80,000	83,693
3.95%, 05/01/42 (a)	100,000	84,480
3.65%, 09/01/42 (a)	100,000	80,510
3.80%, 01/01/43 (a)	175,000	144,280
3.80%, 03/01/46 (a)	150,000	120,587
3.60%, 12/01/47 (a)	300,000	233,740
4.05%, 05/01/48 (a)	175,000	147,607
3.85%, 05/01/49 (a)	150,000	121,141
3.20%, 08/01/49 (a)	150,000	107,054
3.15%, 01/01/50 (a)	25,000	17,815
2.70%, 05/01/50 (a)	150,000	98,542
2.05%, 08/01/50 (a)	250,000	142,209
5.13%, 03/15/53 (a)	150,000	147,949
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	225,000	211,531
5.85%, 11/15/27 (a)	200,000	204,929
5.88%, 10/15/28 (a)	15,000	15,453
1.60%, 08/15/30 (a)	360,000	291,122
2.45%, 11/15/31 (a)	300,000	248,182
6.13%, 10/15/33 (a)	105,000	110,374
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	146,560
4.10%, 06/15/30 (a)	300,000	274,253
4.22%, 03/15/32 (a)	150,000	136,124
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	107,697
5.76%, 10/01/39	100,000	101,877
5.80%, 03/15/40	125,000	127,645
5.64%, 04/15/41 (a)	150,000	151,223
4.30%, 05/20/45 (a)	150,000	126,813
4.22%, 06/15/48 (a)	200,000	164,542
3.25%, 09/15/49 (a)	200,000	137,513
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	95,129
1.70%, 10/01/30 (a)	210,000	173,078
3.00%, 03/15/32 (a)	250,000	218,787
6.00%, 06/01/39	150,000	158,670
4.50%, 08/15/40	200,000	180,233
3.75%, 06/01/47 (a)	125,000	97,440
4.15%, 05/15/48 (a)	125,000	104,583
4.10%, 06/15/49 (a)	165,000	134,787
3.32%, 04/15/50 (a)	125,000	88,750

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/15/52 (a)	185,000	140,092
5.35%, 04/01/53 (a)	200,000	197,447
5.55%, 04/15/54 (a)	175,000	177,384
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	190,322
Southern California Edison Co.
3.70%, 08/01/25 (a)	350,000	342,413
1.20%, 02/01/26 (a)	250,000	232,379
4.70%, 06/01/27 (a)	150,000	148,432
5.85%, 11/01/27 (a)	250,000	256,609
3.65%, 03/01/28 (a)	100,000	95,329
5.30%, 03/01/28 (a)	200,000	202,335
5.65%, 10/01/28 (a)	105,000	108,106
4.20%, 03/01/29 (a)	150,000	144,665
6.65%, 04/01/29	150,000	158,123
2.85%, 08/01/29 (a)	200,000	180,401
2.25%, 06/01/30 (a)	250,000	212,929
2.50%, 06/01/31 (a)	100,000	84,465
2.75%, 02/01/32 (a)	200,000	169,401
5.95%, 11/01/32 (a)	200,000	209,859
6.00%, 01/15/34	200,000	211,584
5.20%, 06/01/34 (a)	250,000	247,641
5.75%, 04/01/35	200,000	205,724
5.35%, 07/15/35	200,000	200,190
5.55%, 01/15/37	220,000	222,016
5.95%, 02/01/38	250,000	259,181
6.05%, 03/15/39	150,000	156,967
5.50%, 03/15/40	150,000	149,345
4.05%, 03/15/42 (a)	155,000	128,102
3.90%, 03/15/43 (a)	125,000	100,524
4.65%, 10/01/43 (a)	250,000	221,802
3.60%, 02/01/45 (a)	150,000	112,504
4.00%, 04/01/47 (a)	470,000	372,854
4.13%, 03/01/48 (a)	390,000	315,302
4.88%, 03/01/49 (a)	245,000	219,982
3.65%, 02/01/50 (a)	400,000	296,717
2.95%, 02/01/51 (a)	175,000	113,799
3.65%, 06/01/51 (a)	155,000	114,267
3.45%, 02/01/52 (a)	325,000	230,170
5.88%, 12/01/53 (a)	150,000	155,377
Southern Co.
3.25%, 07/01/26 (a)	600,000	576,964
5.11%, 08/01/27 (e)	250,000	250,333
1.75%, 03/15/28 (a)	100,000	88,466
4.85%, 06/15/28 (a)	250,000	248,972
5.50%, 03/15/29 (a)	200,000	203,954
3.70%, 04/30/30 (a)	350,000	325,073
5.70%, 10/15/32 (a)	170,000	175,601
5.20%, 06/15/33 (a)	200,000	200,159
5.70%, 03/15/34 (a)	200,000	206,451
4.25%, 07/01/36 (a)	150,000	134,023
4.40%, 07/01/46 (a)	550,000	474,766
4.00%, 01/15/51 (a)(b)	250,000	240,838
3.75%, 09/15/51 (a)(b)	275,000	257,359
Southern Power Co.
0.90%, 01/15/26 (a)	225,000	208,408
5.15%, 09/15/41	150,000	140,297
5.25%, 07/15/43	100,000	95,114
4.95%, 12/15/46 (a)	128,000	114,221
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	300,000	281,238
4.10%, 09/15/28 (a)	200,000	191,860
3.90%, 04/01/45 (a)	100,000	76,753
3.85%, 02/01/48 (a)	200,000	147,247
3.25%, 11/01/51 (a)	250,000	165,956
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	128,406
3.40%, 08/15/46 (a)	150,000	105,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 08/15/47 (a)	150,000	108,549
4.40%, 11/15/48 (a)	100,000	81,807
3.75%, 06/15/49 (a)	130,000	96,560
3.15%, 05/01/50 (a)	165,000	108,677
Tampa Electric Co.
4.10%, 06/15/42 (a)	285,000	239,659
4.35%, 05/15/44 (a)	100,000	85,101
4.30%, 06/15/48 (a)	150,000	125,174
4.45%, 06/15/49 (a)	175,000	150,285
3.63%, 06/15/50 (a)	125,000	92,578
3.45%, 03/15/51 (a)	25,000	17,742
5.00%, 07/15/52 (a)	75,000	69,337
Toledo Edison Co.
6.15%, 05/15/37	100,000	105,943
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	141,922
4.85%, 12/01/48 (a)	175,000	156,947
4.00%, 06/15/50 (a)	100,000	77,896
3.25%, 05/01/51 (a)	200,000	136,974
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,458
3.50%, 03/15/29 (a)	425,000	399,113
2.95%, 03/15/30 (a)	150,000	134,115
2.15%, 03/15/32 (a)	200,000	162,424
8.45%, 03/15/39	150,000	193,771
3.90%, 09/15/42 (a)	115,000	95,596
3.65%, 04/15/45 (a)	100,000	77,012
4.00%, 04/01/48 (a)	150,000	120,576
3.25%, 10/01/49 (a)	150,000	105,043
2.63%, 03/15/51 (a)	250,000	154,155
3.90%, 04/01/52 (a)	185,000	146,573
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	200,000	195,158
3.15%, 01/15/26 (a)	250,000	241,523
2.95%, 11/15/26 (a)	200,000	190,343
3.50%, 03/15/27 (a)	350,000	336,272
2.88%, 07/15/29 (a)	150,000	136,240
2.40%, 03/30/32 (a)	175,000	145,257
5.00%, 04/01/33 (a)	200,000	197,545
5.00%, 01/15/34 (a)	150,000	147,566
6.00%, 01/15/36	250,000	264,197
6.00%, 05/15/37	275,000	289,064
8.88%, 11/15/38	300,000	401,472
4.00%, 01/15/43 (a)	250,000	207,668
4.65%, 08/15/43 (a)	150,000	134,952
4.45%, 02/15/44 (a)	250,000	218,457
4.20%, 05/15/45 (a)	50,000	42,075
3.80%, 09/15/47 (a)	350,000	271,159
4.60%, 12/01/48 (a)	300,000	262,557
3.30%, 12/01/49 (a)	300,000	212,716
2.45%, 12/15/50 (a)	450,000	264,903
4.63%, 05/15/52 (a)	240,000	209,535
5.45%, 04/01/53 (a)	200,000	198,881
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	198,262
5.60%, 09/12/26 (a)	175,000	177,022
5.15%, 10/01/27 (a)	125,000	125,267
1.38%, 10/15/27 (a)	250,000	220,362
4.75%, 01/15/28 (a)	200,000	198,954
2.20%, 12/15/28 (a)	150,000	132,676
1.80%, 10/15/30 (a)	250,000	206,035
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	133,021
4.75%, 09/30/32 (a)	100,000	98,638
5.63%, 05/15/33	200,000	210,738
4.30%, 10/15/48 (a)	125,000	105,853

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	100,000	93,920
3.00%, 07/01/29 (a)	225,000	207,286
6.38%, 08/15/37	120,000	128,497
3.65%, 04/01/50 (a)	200,000	148,179
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	126,701
4.75%, 11/01/44 (a)	150,000	137,657
3.30%, 09/01/49 (a)	122,000	86,403
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	165,000	160,643
3.35%, 12/01/26 (a)	100,000	94,893
4.00%, 06/15/28 (a)	425,000	405,403
3.40%, 06/01/30 (a)	350,000	313,155
2.35%, 11/15/31 (a)	75,000	61,222
4.60%, 06/01/32 (a)	300,000	282,509
5.45%, 08/15/33 (a)	300,000	298,750
6.50%, 07/01/36	180,000	192,947
3.50%, 12/01/49 (a)	200,000	138,443
		151,723,793
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	188,798
2.63%, 09/15/29 (a)	100,000	89,652
1.50%, 01/15/31 (a)	375,000	301,398
5.90%, 11/15/33 (a)	125,000	132,786
5.50%, 06/15/41 (a)	150,000	154,667
4.15%, 01/15/43 (a)	200,000	174,740
4.13%, 10/15/44 (a)	100,000	86,623
4.30%, 10/01/48 (a)	225,000	196,062
4.13%, 03/15/49 (a)	265,000	221,394
3.38%, 09/15/49 (a)	200,000	145,810
2.85%, 02/15/52 (a)	55,000	35,665
5.75%, 10/15/52 (a)	160,000	169,672
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	202,132
4.00%, 04/01/28 (a)	50,000	48,200
1.75%, 10/01/30 (a)	200,000	164,542
5.40%, 03/01/33 (a)	200,000	203,623
5.85%, 01/15/41 (a)	125,000	130,160
4.10%, 09/01/47 (a)	100,000	81,188
National Grid USA
5.80%, 04/01/35	85,000	84,834
NiSource, Inc.
0.95%, 08/15/25 (a)	300,000	282,432
3.49%, 05/15/27 (a)	225,000	214,723
5.25%, 03/30/28 (a)	200,000	201,553
2.95%, 09/01/29 (a)	350,000	316,484
3.60%, 05/01/30 (a)	350,000	322,932
1.70%, 02/15/31 (a)	200,000	159,966
5.40%, 06/30/33 (a)	150,000	151,414
5.35%, 04/01/34 (a)	200,000	198,777
5.95%, 06/15/41 (a)	110,000	113,528
5.25%, 02/15/43 (a)	150,000	142,010
4.80%, 02/15/44 (a)	199,000	177,946
5.65%, 02/01/45 (a)	150,000	148,225
4.38%, 05/15/47 (a)	400,000	335,908
3.95%, 03/30/48 (a)	100,000	78,306
5.00%, 06/15/52 (a)	100,000	92,636
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	100,922
2.00%, 05/15/30 (a)	50,000	42,574
4.25%, 09/01/32 (a)	150,000	143,316
4.66%, 02/01/44 (a)	200,000	181,133
4.50%, 11/01/48 (a)	125,000	109,535
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	251,664
3.64%, 11/01/46 (a)	105,000	75,954
3.35%, 06/01/50 (a)	200,000	135,554
5.05%, 05/15/52 (a)	170,000	155,585
Sempra
3.30%, 04/01/25 (a)	250,000	244,679
3.25%, 06/15/27 (a)	300,000	282,940
3.40%, 02/01/28 (a)	300,000	283,564
3.70%, 04/01/29 (a)	200,000	187,181
5.50%, 08/01/33 (a)	150,000	150,377
3.80%, 02/01/38 (a)	250,000	208,293
6.00%, 10/15/39	200,000	204,504
4.00%, 02/01/48 (a)	225,000	176,264
4.13%, 04/01/52 (a)(b)	300,000	277,012
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,913
2.60%, 06/15/26 (a)	215,000	204,305
2.95%, 04/15/27 (a)	210,000	198,162
2.55%, 02/01/30 (a)	250,000	219,486
5.20%, 06/01/33 (a)	50,000	50,134
5.13%, 11/15/40	125,000	121,134
3.75%, 09/15/42 (a)	200,000	160,194
4.13%, 06/01/48 (a)	125,000	102,264
4.30%, 01/15/49 (a)	175,000	145,133
3.95%, 02/15/50 (a)	200,000	156,170
6.35%, 11/15/52 (a)	50,000	55,117
5.75%, 06/01/53 (a)	150,000	152,881
5.60%, 04/01/54 (a)	150,000	149,996
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	95,782
1.75%, 01/15/31 (a)	200,000	162,741
5.15%, 09/15/32 (a)	90,000	90,467
5.75%, 09/15/33 (a)	150,000	155,654
5.88%, 03/15/41 (a)	200,000	202,207
4.40%, 06/01/43 (a)	131,000	109,812
3.95%, 10/01/46 (a)	225,000	174,773
4.40%, 05/30/47 (a)	185,000	153,555
3.15%, 09/30/51 (a)	150,000	97,797
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	101,609
2.20%, 06/15/30 (a)	255,000	216,156
4.05%, 03/15/32 (a)	140,000	128,434
3.80%, 09/29/46 (a)	100,000	75,651
4.15%, 06/01/49 (a)	95,000	74,434
3.18%, 08/15/51 (a)	50,000	32,931
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	122,603
3.30%, 06/01/51 (a)	100,000	69,950
Washington Gas Light Co.
3.80%, 09/15/46 (a)	130,000	97,800
3.65%, 09/15/49 (a)	125,000	93,652
		12,979,734
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	93,592
3.75%, 09/01/28 (a)	250,000	239,029
3.45%, 06/01/29 (a)	165,000	154,066
2.80%, 05/01/30 (a)	200,000	176,484
2.30%, 06/01/31 (a)	200,000	166,838
4.45%, 06/01/32 (a)	325,000	314,066
5.15%, 03/01/34 (a)	200,000	200,849
6.59%, 10/15/37	200,000	226,275
4.30%, 12/01/42 (a)	175,000	157,093
4.30%, 09/01/45 (a)	45,000	39,738
4.00%, 12/01/46 (a)	140,000	115,787

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/01/47 (a)	250,000	198,172
4.20%, 09/01/48 (a)	210,000	179,276
4.15%, 06/01/49 (a)	150,000	126,387
3.45%, 05/01/50 (a)	155,000	114,809
5.45%, 03/01/54 (a)	200,000	201,988
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	140,400
2.70%, 04/15/30 (a)	160,000	138,507
2.40%, 05/01/31 (a)	50,000	41,442
5.38%, 01/15/34 (a)	100,000	99,628
4.28%, 05/01/49 (a)	245,000	199,997
3.35%, 04/15/50 (a)	200,000	140,108
5.30%, 05/01/52 (a)	150,000	140,859
		3,605,390
		168,308,917
Total Corporates (Cost $2,058,769,820)		1,869,529,646

TREASURIES 41.9% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	1,000,000	1,029,608
6.00%, 02/15/26	1,889,000	1,938,032
6.75%, 08/15/26	1,209,000	1,268,816
6.50%, 11/15/26	1,748,000	1,838,225
6.63%, 02/15/27	1,000,000	1,060,940
6.38%, 08/15/27	1,200,000	1,274,630
6.13%, 11/15/27	2,434,000	2,578,826
5.50%, 08/15/28	1,748,000	1,835,314
5.25%, 11/15/28	2,248,000	2,341,072
5.25%, 02/15/29	1,174,000	1,227,199
6.13%, 08/15/29	1,044,000	1,137,701
6.25%, 05/15/30	2,131,000	2,359,337
5.38%, 02/15/31	2,594,000	2,788,386
4.50%, 02/15/36	2,844,000	2,959,686
4.75%, 02/15/37	1,182,000	1,257,578
5.00%, 05/15/37	1,648,000	1,791,609
4.38%, 02/15/38	1,596,000	1,628,209
4.50%, 05/15/38	2,096,000	2,162,367
3.50%, 02/15/39	1,472,000	1,352,778
4.25%, 05/15/39	1,946,000	1,942,530
4.50%, 08/15/39	2,446,000	2,506,779
4.38%, 11/15/39	2,825,000	2,850,841
4.63%, 02/15/40	2,955,000	3,062,571
1.13%, 05/15/40	12,200,000	7,627,933
4.38%, 05/15/40	3,194,000	3,212,469
1.13%, 08/15/40	15,000,000	9,290,593
3.88%, 08/15/40	3,494,000	3,298,565
1.38%, 11/15/40	15,500,000	9,975,678
4.25%, 11/15/40	2,753,000	2,716,861
1.88%, 02/15/41	18,900,000	13,185,598
4.75%, 02/15/41	4,292,000	4,493,117
2.25%, 05/15/41	16,500,000	12,198,346
4.38%, 05/15/41	3,944,000	3,939,034
1.75%, 08/15/41	21,400,000	14,451,296
3.75%, 08/15/41	3,817,000	3,516,094
2.00%, 11/15/41	18,000,000	12,634,848
3.13%, 11/15/41	3,844,000	3,231,633
2.38%, 02/15/42	14,900,000	11,088,488
3.13%, 02/15/42	4,082,000	3,418,272
3.00%, 05/15/42	3,998,000	3,274,843
3.25%, 05/15/42	13,600,000	11,567,184
2.75%, 08/15/42	4,191,000	3,291,427
3.38%, 08/15/42	11,500,000	9,939,050
2.75%, 11/15/42	6,158,000	4,821,793
4.00%, 11/15/42	11,200,000	10,554,822
3.13%, 02/15/43	5,286,000	4,380,534
3.88%, 02/15/43	11,450,000	10,588,971
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/15/43	8,231,000	6,543,275
3.88%, 05/15/43	11,800,000	10,895,165
3.63%, 08/15/43	5,817,000	5,176,804
4.38%, 08/15/43	11,950,000	11,813,968
3.75%, 11/15/43	6,150,000	5,565,422
4.75%, 11/15/43	12,850,000	13,336,230
3.63%, 02/15/44	6,427,000	5,705,531
4.50%, 02/15/44	9,000,000	9,052,106
3.38%, 05/15/44	5,794,000	4,946,242
3.13%, 08/15/44	5,882,000	4,820,010
3.00%, 11/15/44	5,136,000	4,114,015
2.50%, 02/15/45	8,632,000	6,314,747
3.00%, 05/15/45	6,534,000	5,213,347
2.88%, 08/15/45	5,332,000	4,151,757
3.00%, 11/15/45	1,782,000	1,415,400
2.50%, 02/15/46	8,091,000	5,850,558
2.50%, 05/15/46	6,732,000	4,857,367
2.25%, 08/15/46	9,078,000	6,213,993
2.88%, 11/15/46	3,719,000	2,866,679
3.00%, 02/15/47	6,584,000	5,180,437
3.00%, 05/15/47	5,038,000	3,958,122
2.75%, 08/15/47	8,280,000	6,197,933
2.75%, 11/15/47	7,878,000	5,888,406
3.00%, 02/15/48	10,200,000	7,980,014
3.13%, 05/15/48	10,320,000	8,252,861
3.00%, 08/15/48	10,678,000	8,334,802
3.38%, 11/15/48	12,600,000	10,530,783
3.00%, 02/15/49	12,776,000	9,961,440
2.88%, 05/15/49	12,300,000	9,356,908
2.25%, 08/15/49	11,800,000	7,868,989
2.38%, 11/15/49	10,800,000	7,398,624
2.00%, 02/15/50	14,598,000	9,146,678
1.25%, 05/15/50	16,900,000	8,651,766
1.38%, 08/15/50	17,150,000	9,063,660
1.63%, 11/15/50	18,900,000	10,682,170
1.88%, 02/15/51	21,400,000	12,897,266
2.38%, 05/15/51	21,300,000	14,468,651
2.00%, 08/15/51	21,200,000	13,140,928
1.88%, 11/15/51	19,650,000	11,781,207
2.25%, 02/15/52	18,000,000	11,846,120
2.88%, 05/15/52	17,300,000	13,095,685
3.00%, 08/15/52	16,200,000	12,589,384
4.00%, 11/15/52	16,250,000	15,284,079
3.63%, 02/15/53	17,100,000	15,020,664
3.63%, 05/15/53	16,250,000	14,282,905
4.13%, 08/15/53	19,700,000	18,942,813
4.75%, 11/15/53	20,350,000	21,728,967
4.25%, 02/15/54	16,750,000	16,478,967
U.S. Treasury Notes
0.38%, 04/30/25	12,900,000	12,277,562
2.88%, 04/30/25	6,986,000	6,830,500
2.13%, 05/15/25	13,880,400	13,451,901
2.75%, 05/15/25	14,500,000	14,149,497
0.25%, 05/31/25	11,700,000	11,080,171
2.88%, 05/31/25	5,788,000	5,652,158
4.25%, 05/31/25	12,300,000	12,198,919
2.88%, 06/15/25	13,500,000	13,173,670
0.25%, 06/30/25	11,500,000	10,856,183
2.75%, 06/30/25	5,988,000	5,832,964
4.63%, 06/30/25	12,000,000	11,956,453
3.00%, 07/15/25	13,000,000	12,694,642
0.25%, 07/31/25	13,100,000	12,323,374
2.88%, 07/31/25	6,386,000	6,221,782
4.75%, 07/31/25	12,500,000	12,478,072
2.00%, 08/15/25	14,668,000	14,117,224
3.13%, 08/15/25	15,300,000	14,951,074
0.25%, 08/31/25	12,400,000	11,627,825
2.75%, 08/31/25	6,236,000	6,058,347
5.00%, 08/31/25	14,000,000	14,027,114

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/15/25	11,500,000	11,285,794
0.25%, 09/30/25	16,100,000	15,045,854
3.00%, 09/30/25	5,682,000	5,534,110
5.00%, 09/30/25	16,000,000	16,038,486
4.25%, 10/15/25	13,000,000	12,892,658
0.25%, 10/31/25	14,800,000	13,786,463
3.00%, 10/31/25	5,688,000	5,533,512
5.00%, 10/31/25	17,500,000	17,549,612
2.25%, 11/15/25	15,072,000	14,479,271
4.50%, 11/15/25	13,000,000	12,941,908
0.38%, 11/30/25	14,600,000	13,583,053
2.88%, 11/30/25	5,682,000	5,511,030
4.88%, 11/30/25	15,750,000	15,774,044
4.00%, 12/15/25	12,100,000	11,951,649
0.38%, 12/31/25	16,000,000	14,840,856
2.63%, 12/31/25	6,486,000	6,259,427
4.25%, 12/31/25	18,200,000	18,050,432
3.88%, 01/15/26	11,400,000	11,237,301
0.38%, 01/31/26	17,000,000	15,718,945
2.63%, 01/31/26	6,938,000	6,687,779
4.25%, 01/31/26	18,000,000	17,859,107
1.63%, 02/15/26	14,672,000	13,874,668
4.00%, 02/15/26	12,800,000	12,642,568
0.50%, 02/28/26	15,900,000	14,698,421
2.50%, 02/28/26	8,976,000	8,623,531
4.63%, 02/28/26	18,000,000	17,985,298
4.63%, 03/15/26	13,000,000	12,990,905
0.75%, 03/31/26	16,000,000	14,827,379
2.25%, 03/31/26	7,786,000	7,434,935
4.50%, 03/31/26	20,000,000	19,951,012
3.75%, 04/15/26	11,500,000	11,302,398
0.75%, 04/30/26	15,800,000	14,598,489
2.38%, 04/30/26	5,084,000	4,859,223
1.63%, 05/15/26	14,685,000	13,805,715
3.63%, 05/15/26	11,000,000	10,783,457
0.75%, 05/31/26	17,000,000	15,664,026
2.13%, 05/31/26	7,388,000	7,015,165
4.13%, 06/15/26	12,000,000	11,882,782
0.88%, 06/30/26	14,500,000	13,371,778
1.88%, 06/30/26	5,984,000	5,646,474
4.50%, 07/15/26	11,000,000	10,985,315
0.63%, 07/31/26	16,000,000	14,622,534
1.88%, 07/31/26	6,284,000	5,915,298
1.50%, 08/15/26	14,724,000	13,722,054
4.38%, 08/15/26	11,000,000	10,958,212
0.75%, 08/31/26	16,700,000	15,268,094
1.38%, 08/31/26	6,486,000	6,022,082
4.63%, 09/15/26	12,500,000	12,528,147
0.88%, 09/30/26	15,700,000	14,368,508
1.63%, 09/30/26	4,990,000	4,654,314
4.63%, 10/15/26	13,000,000	13,036,873
1.13%, 10/31/26	14,500,000	13,320,081
1.63%, 10/31/26	6,584,000	6,129,497
2.00%, 11/15/26	14,032,000	13,174,586
4.63%, 11/15/26	12,500,000	12,542,250
1.25%, 11/30/26	16,000,000	14,713,597
1.63%, 11/30/26	6,286,000	5,840,510
4.38%, 12/15/26	12,200,000	12,171,625
1.25%, 12/31/26	16,000,000	14,690,427
1.75%, 12/31/26	7,990,000	7,436,831
4.00%, 01/15/27	15,000,000	14,821,528
1.50%, 01/31/27	22,000,000	20,288,635
2.25%, 02/15/27	12,626,000	11,887,917
4.13%, 02/15/27	16,000,000	15,865,821
1.13%, 02/28/27	4,300,000	3,915,633
1.88%, 02/28/27	15,000,000	13,959,120
4.25%, 03/15/27	16,000,000	15,926,394
0.63%, 03/31/27	5,600,000	5,011,084
2.50%, 03/31/27	14,500,000	13,730,552
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 04/30/27	8,350,000	7,419,069
2.75%, 04/30/27	13,000,000	12,382,256
2.38%, 05/15/27	15,420,000	14,513,238
0.50%, 05/31/27	8,700,000	7,706,619
2.63%, 05/31/27	13,250,000	12,558,308
0.50%, 06/30/27	10,400,000	9,188,565
3.25%, 06/30/27	13,500,000	13,039,391
0.38%, 07/31/27	11,600,000	10,174,962
2.75%, 07/31/27	11,000,000	10,446,858
2.25%, 08/15/27	11,272,000	10,526,463
0.50%, 08/31/27	10,500,000	9,224,465
3.13%, 08/31/27	12,500,000	12,008,144
0.38%, 09/30/27	13,000,000	11,337,526
4.13%, 09/30/27	12,500,000	12,404,082
0.50%, 10/31/27	13,200,000	11,530,529
4.13%, 10/31/27	12,000,000	11,906,050
2.25%, 11/15/27	12,474,000	11,605,177
0.63%, 11/30/27	13,500,000	11,817,916
3.88%, 11/30/27	13,000,000	12,792,138
0.63%, 12/31/27	15,000,000	13,094,137
3.88%, 12/31/27	11,000,000	10,824,570
0.75%, 01/31/28	17,700,000	15,488,443
3.50%, 01/31/28	12,000,000	11,650,243
2.75%, 02/15/28	16,322,000	15,410,276
1.13%, 02/29/28	18,000,000	15,949,229
4.00%, 02/29/28	12,000,000	11,861,629
1.25%, 03/31/28	16,500,000	14,663,332
3.63%, 03/31/28	11,000,000	10,724,971
1.25%, 04/30/28	18,000,000	15,963,343
3.50%, 04/30/28	11,800,000	11,448,751
2.88%, 05/15/28	17,770,000	16,821,194
1.25%, 05/31/28	17,005,000	15,048,413
3.63%, 05/31/28	11,500,000	11,210,253
1.25%, 06/30/28	16,500,000	14,572,551
4.00%, 06/30/28	12,100,000	11,966,227
1.00%, 07/31/28	17,500,000	15,252,781
4.13%, 07/31/28	12,500,000	12,425,295
2.88%, 08/15/28	18,368,000	17,348,638
1.13%, 08/31/28	18,500,000	16,180,033
4.38%, 08/31/28	13,000,000	13,053,830
1.25%, 09/30/28	17,750,000	15,578,882
4.63%, 09/30/28	14,000,000	14,202,895
1.38%, 10/31/28	16,500,000	14,540,434
4.88%, 10/31/28	15,000,000	15,378,484
3.13%, 11/15/28	16,714,000	15,922,928
1.50%, 11/30/28	17,500,000	15,481,776
4.38%, 11/30/28	16,250,000	16,340,205
1.38%, 12/31/28	16,000,000	14,042,227
3.75%, 12/31/28	17,000,000	16,642,267
1.75%, 01/31/29	15,800,000	14,094,998
4.00%, 01/31/29	18,000,000	17,818,803
2.63%, 02/15/29	17,166,000	15,951,885
1.88%, 02/28/29	15,000,000	13,441,047
4.25%, 02/28/29	20,000,000	20,031,402
2.38%, 03/31/29	13,400,000	12,283,127
4.13%, 03/31/29	20,000,000	19,917,460
2.88%, 04/30/29	12,500,000	11,726,671
2.38%, 05/15/29	13,358,000	12,225,294
2.75%, 05/31/29	12,000,000	11,180,696
3.25%, 06/30/29	11,000,000	10,492,984
2.63%, 07/31/29	11,500,000	10,626,274
1.63%, 08/15/29	8,166,000	7,170,148
3.13%, 08/31/29	10,500,000	9,942,141
3.88%, 09/30/29	9,000,000	8,842,757
4.00%, 10/31/29	8,000,000	7,907,417
1.75%, 11/15/29	7,266,000	6,398,870
3.88%, 11/30/29	8,000,000	7,857,082
3.88%, 12/31/29	7,500,000	7,364,818
3.50%, 01/31/30	9,000,000	8,661,281

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 02/15/30	15,898,000	13,669,622
4.00%, 02/28/30	9,000,000	8,893,967
3.63%, 03/31/30	9,500,000	9,197,691
3.50%, 04/30/30	8,200,000	7,881,414
0.63%, 05/15/30	21,705,000	17,533,288
3.75%, 05/31/30	8,500,000	8,278,960
3.75%, 06/30/30	8,250,000	8,033,501
4.00%, 07/31/30	8,000,000	7,897,525
0.63%, 08/15/30	29,000,000	23,230,012
4.13%, 08/31/30	9,500,000	9,442,102
4.63%, 09/30/30	10,500,000	10,732,075
4.88%, 10/31/30	10,300,000	10,676,124
0.88%, 11/15/30	31,000,000	25,104,318
4.38%, 11/30/30	9,800,000	9,882,232
3.75%, 12/31/30	11,250,000	10,940,102
4.00%, 01/31/31	8,900,000	8,784,817
1.13%, 02/15/31	29,500,000	24,200,464
4.25%, 02/28/31	12,000,000	12,022,764
4.13%, 03/31/31	13,000,000	12,930,211
1.63%, 05/15/31	28,000,000	23,604,090
1.25%, 08/15/31	31,900,000	25,991,970
1.38%, 11/15/31	30,800,000	25,167,706
1.88%, 02/15/32	29,200,000	24,667,538
2.88%, 05/15/32	28,750,000	26,115,350
2.75%, 08/15/32	29,500,000	26,469,132
4.13%, 11/15/32	29,000,000	28,811,265
3.50%, 02/15/33	30,500,000	28,893,153
3.38%, 05/15/33	34,100,000	31,954,411
3.88%, 08/15/33	36,000,000	35,064,234
4.50%, 11/15/33	38,740,000	39,612,254
4.00%, 02/15/34	32,000,000	31,477,914
Total Treasuries (Cost $3,267,953,978)		3,176,506,148

GOVERNMENT RELATED 4.8% OF NET ASSETS

Agency 1.6%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	350,000	339,076
0.38%, 09/17/25	350,000	327,711
4.63%, 11/03/25	375,000	373,304
0.50%, 02/02/26	925,000	855,787
5.00%, 10/23/26	80,000	80,727
3.63%, 09/09/27	300,000	291,552
4.25%, 03/01/28	500,000	495,880
4.13%, 01/18/29	450,000	445,485
		3,209,522
Canada 0.1%
Export Development Canada
3.38%, 08/26/25	350,000	342,647
4.38%, 06/29/26	750,000	745,202
3.00%, 05/25/27	1,350,000	1,290,468
3.88%, 02/14/28	1,450,000	1,420,635
		3,798,952
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	286,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24 (i)	1,300,000	1,282,223
2.50%, 11/20/24 (i)	2,000,000	1,965,263
2.00%, 05/02/25 (i)	350,000	338,743
3.13%, 06/10/25 (i)	25,000	24,456
0.38%, 07/18/25 (i)	1,650,000	1,555,721
5.13%, 09/29/25 (i)	800,000	802,426
0.63%, 01/22/26 (i)	1,825,000	1,695,686
3.63%, 04/01/26 (i)	50,000	48,974
4.63%, 08/07/26 (i)	800,000	799,928
1.00%, 10/01/26 (i)	1,300,000	1,192,358
3.00%, 05/20/27 (i)	1,750,000	1,673,868
3.75%, 02/15/28 (i)	170,000	165,938
2.88%, 04/03/28 (i)	1,160,000	1,094,806
3.88%, 06/15/28 (i)	1,000,000	979,689
4.00%, 03/15/29 (i)	1,000,000	984,932
1.75%, 09/14/29 (i)	700,000	613,463
0.75%, 09/30/30 (i)	700,000	561,010
4.75%, 10/29/30 (i)	50,000	51,228
4.13%, 07/15/33 (i)	1,300,000	1,276,130
0.00%, 04/18/36 (i)(j)	535,000	313,738
0.00%, 06/29/37 (i)(j)	950,000	526,198
Landwirtschaftliche Rentenbank
0.50%, 05/27/25 (i)	50,000	47,462
2.38%, 06/10/25 (i)	600,000	581,511
0.88%, 03/30/26 (i)	550,000	510,046
1.75%, 07/27/26 (i)	600,000	562,250
3.88%, 09/28/27 (i)	50,000	49,008
2.50%, 11/15/27 (i)	500,000	467,055
0.88%, 09/03/30 (i)	850,000	684,452
5.00%, 10/24/33 (i)	565,000	592,488
		21,441,050
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 04/14/25	200,000	195,124
2.50%, 05/28/25	200,000	193,831
0.63%, 07/15/25	700,000	660,434
4.25%, 01/26/26	225,000	222,132
1.88%, 07/21/26	350,000	327,358
2.25%, 11/04/26	1,200,000	1,126,078
2.88%, 06/01/27	1,000,000	946,128
2.88%, 07/21/27	750,000	707,832
4.38%, 10/05/27	550,000	544,148
2.75%, 11/16/27	875,000	818,105
4.63%, 07/19/28	50,000	50,011
3.25%, 07/20/28	420,000	397,731
3.50%, 10/31/28	450,000	429,287
2.13%, 02/16/29	515,000	459,671
2.00%, 10/17/29	400,000	349,578
1.25%, 01/21/31	600,000	484,773
1.88%, 04/15/31	1,100,000	922,142
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,967
2.75%, 04/27/27	700,000	659,243
3.38%, 06/12/28 (c)	475,000	449,838
1.00%, 07/22/30	370,000	296,686
1.75%, 04/28/31	350,000	288,784
		10,715,881
Norway 0.0%
Equinor ASA
2.88%, 04/06/25 (a)	550,000	537,204
1.75%, 01/22/26 (a)	250,000	236,413
3.00%, 04/06/27 (a)	150,000	142,451

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.25%, 09/23/27	50,000	53,903
3.63%, 09/10/28 (a)	100,000	96,340
3.13%, 04/06/30 (a)	550,000	505,245
2.38%, 05/22/30 (a)	500,000	438,327
3.63%, 04/06/40 (a)	200,000	167,216
4.25%, 11/23/41	250,000	224,848
3.95%, 05/15/43	400,000	339,359
4.80%, 11/08/43	260,000	247,061
3.25%, 11/18/49 (a)	450,000	328,193
3.70%, 04/06/50 (a)	450,000	356,902
		3,673,462
Republic of Korea 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	750,000	728,900
2.63%, 05/26/26	690,000	657,305
3.25%, 08/12/26	200,000	192,435
1.13%, 12/29/26	550,000	497,316
4.63%, 01/11/27	250,000	248,790
1.63%, 01/18/27	300,000	274,978
2.38%, 04/21/27	250,000	232,603
4.25%, 09/15/27	200,000	196,149
5.00%, 01/11/28	500,000	505,168
4.50%, 01/11/29	250,000	248,394
1.25%, 09/21/30	700,000	563,009
2.13%, 01/18/32	550,000	454,770
5.13%, 01/11/33	300,000	305,635
4.63%, 01/11/34	200,000	196,156
Korea Development Bank
3.38%, 09/16/25	500,000	487,300
3.00%, 01/13/26	200,000	193,323
0.80%, 07/19/26	550,000	500,920
1.00%, 09/09/26	250,000	227,499
2.00%, 09/12/26 (c)	350,000	326,294
5.38%, 10/23/26	400,000	403,973
4.38%, 02/15/28	400,000	395,590
1.63%, 01/19/31	450,000	367,533
2.00%, 10/25/31	250,000	205,523
4.25%, 09/08/32	200,000	191,827
		8,601,390
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	550,000	540,830
0.63%, 05/14/25	550,000	522,758
0.50%, 08/26/25	550,000	516,172
2.25%, 03/22/27	450,000	420,049
4.13%, 06/14/28	1,100,000	1,082,250
4.25%, 02/01/29	300,000	297,750
4.88%, 10/04/30	700,000	712,939
		4,092,748
		55,819,461
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
4.88%, 11/13/25	1,000,000	1,001,119
3.88%, 02/02/26	500,000	492,281
4.50%, 08/14/26	2,000,000	1,997,351
4.13%, 03/20/29	1,000,000	993,931
Federal Home Loan Banks
0.50%, 04/14/25	2,000,000	1,907,716
0.50%, 06/13/25	2,000,000	1,895,546
0.38%, 09/04/25	1,000,000	938,662
4.50%, 12/12/25	500,000	497,270
4.38%, 06/12/26	1,000,000	994,332
4.75%, 06/12/26	1,000,000	1,002,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 12/21/26	500,000	458,840
4.13%, 01/15/27	2,500,000	2,480,049
4.25%, 12/10/27	2,000,000	1,988,629
4.00%, 06/30/28	2,000,000	1,981,635
3.25%, 11/16/28	5,000,000	4,791,955
4.75%, 12/08/28	2,000,000	2,038,852
5.50%, 07/15/36	400,000	439,711
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	4,000,000	3,775,702
0.38%, 09/23/25	6,000,000	5,620,555
6.75%, 09/15/29	500,000	560,009
6.75%, 03/15/31	1,564,000	1,792,876
6.25%, 07/15/32	700,000	796,044
Federal National Mortgage Association
0.50%, 06/17/25	3,000,000	2,845,118
0.38%, 08/25/25	3,500,000	3,288,630
0.50%, 11/07/25	4,000,000	3,739,181
2.13%, 04/24/26	6,000,000	5,704,582
1.88%, 09/24/26	2,500,000	2,344,130
0.75%, 10/08/27	5,000,000	4,409,573
7.13%, 01/15/30	527,000	603,013
7.25%, 05/15/30	1,000,000	1,158,923
0.88%, 08/05/30	1,000,000	811,064
6.63%, 11/15/30	2,700,000	3,052,896
5.63%, 07/15/37	1,500,000	1,673,440
Private Export Funding Corp.
1.40%, 07/15/28	50,000	44,140
4.30%, 12/15/28	150,000	149,607
4.60%, 02/15/34	150,000	152,159
Tennessee Valley Authority
6.75%, 11/01/25	488,000	501,586
2.88%, 02/01/27	500,000	478,771
5.25%, 09/15/39	750,000	786,586
4.63%, 09/15/60	100,000	94,748
		70,283,524
		126,102,985

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	310,000	311,846
9.38%, 04/15/30	200,000	246,847
9.50%, 11/15/30	30,000	37,462
Province of Alberta
1.00%, 05/20/25	850,000	811,525
3.30%, 03/15/28	500,000	477,155
1.30%, 07/22/30	800,000	660,780
Province of British Columbia
1.75%, 09/27/24	100,000	98,237
2.25%, 06/02/26	500,000	474,326
0.90%, 07/20/26	600,000	550,635
4.80%, 11/15/28	200,000	202,563
1.30%, 01/29/31 (c)	700,000	571,897
4.20%, 07/06/33	275,000	267,006
7.25%, 09/01/36	420,000	515,574
Province of Manitoba
2.13%, 06/22/26	325,000	306,951
1.50%, 10/25/28	100,000	87,720
4.30%, 07/27/33	200,000	195,287
Province of New Brunswick
3.63%, 02/24/28	200,000	192,167

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Ontario
0.63%, 01/21/26	975,000	904,276
1.05%, 04/14/26	865,000	802,717
2.50%, 04/27/26	700,000	668,653
2.30%, 06/15/26	550,000	521,877
3.10%, 05/19/27	600,000	573,597
1.05%, 05/21/27	550,000	493,415
2.00%, 10/02/29	485,000	426,695
1.13%, 10/07/30	575,000	466,286
1.60%, 02/25/31	600,000	497,910
1.80%, 10/14/31	650,000	538,762
2.13%, 01/21/32 (c)	475,000	401,427
Province of Quebec
0.60%, 07/23/25	1,480,000	1,397,239
2.50%, 04/20/26	300,000	286,656
2.75%, 04/12/27	400,000	379,121
3.63%, 04/13/28	1,000,000	965,938
7.50%, 09/15/29	468,000	534,515
1.35%, 05/28/30	550,000	457,692
1.90%, 04/21/31	300,000	253,259
4.50%, 09/08/33	300,000	297,382
Province of Saskatchewan
3.25%, 06/08/27	275,000	263,662
		17,139,057
U.S. 0.6%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	50,000	40,015
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	125,681
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	334,714
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	562,896
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	360,297
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	303,924
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	115,629
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,607
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,236,560
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,225,426
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	937,743
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	728,871
California Health Facilities Financing Authority
4.19%, 06/01/37 (a)	10,000	9,252
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	97,872
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series E
2.90%, 11/01/51 (a)	100,000	72,247
Series B
2.72%, 11/01/52	400,000	271,376
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,422
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	164,979
Series C
4.47%, 01/01/49	150,000	139,619
Series C
4.57%, 01/01/54	50,000	46,862
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	422,080	476,264
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	189,209	213,456
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	101,134
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	220,730
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,316
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,730
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	162,108
RB Series 2012
4.43%, 02/01/42	210,000	198,769
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	176,910
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	162,761
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	68,501
RB Series A
2.99%, 06/01/42	20,000	15,278
Series A
4.14%, 06/01/38	215,000	200,302
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,179
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	394,444
RB Series B
4.11%, 07/15/31	138,479	134,215
Series H
2.90%, 09/01/49	300,000	216,166

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	207,704
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	421,241
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	408,387
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	123,033
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,956
County of Miami-Dade Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	200,000	167,055
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	245,545
Series B
6.00%, 12/01/44	300,000	327,023
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	105,000	119,746
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	154,468
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	108,845
RB Series A
4.09%, 11/01/51	25,000	21,763
RB Series C
2.84%, 11/01/46 (a)	35,000	26,115
Series A
2.99%, 11/01/38	175,000	146,782
Series A
3.14%, 11/01/45	105,000	81,521
Series C
3.09%, 11/01/40 (a)	205,000	164,982
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,685
District of Columbia Income Tax Revenue
Series E
5.59%, 12/01/34	350,000	356,500
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	170,323
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	53,844
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	109,460
Series A
3.92%, 01/15/53 (a)	125,000	101,922
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golden State Tobacco Securitization Corp.
RB Series B
2.75%, 06/01/34 (a)	100,000	84,772
RB Series B
3.00%, 06/01/46	155,000	143,832
RB Series B-1
3.85%, 06/01/50 (a)	70,000	65,254
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	204,352
Series B
3.24%, 10/01/52 (a)	300,000	218,594
Great Lakes Water Authority Water Supply System Revenue
RB Series C
3.47%, 07/01/41 (a)	275,000	231,698
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	126,923	133,441
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	318,462	335,562
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,145,000	2,127,954
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,064
Indiana Finance Authority
3.05%, 01/01/51	60,000	44,265
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	85,000	83,310
Series B
4.53%, 01/01/35	200,000	198,285
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	38,631
RB Series K
2.77%, 05/01/51	30,000	21,043
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	101,129
GO Bonds Series 2020
1.61%, 08/01/28	125,000	112,270
GO Bonds Series 2020
1.81%, 08/01/30	200,000	172,606
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	293,975
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.74%, 06/01/39	230,000	236,880
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	145,000	152,120
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	285,999
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	305,123
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	233,192
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	495,914

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31 (a)	138,517	138,439
RB Series A
3.62%, 02/01/29 (a)	44,259	43,190
RB Series A
4.15%, 02/01/33 (a)	200,000	193,788
RB Series A1
5.20%, 12/01/39 (a)	100,000	101,234
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	110,705
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	76,064
RB Series D
3.20%, 07/01/50	100,000	71,015
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	53,095
RB Series B
1.75%, 08/15/30	350,000	302,408
RB Series B
3.40%, 10/15/40 (a)	250,000	210,394
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	195,984
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	11,498
Metropolitan Transportation Authority
6.67%, 11/15/39	40,000	44,066
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	428,595
RB (Build America Bonds) Series E
6.81%, 11/15/40	450,000	501,272
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	93,960
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	265,573
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	290,799
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	192,065
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	23,177
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	93,436
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	250,000	288,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series A
6.64%, 04/01/57	247,000	280,383
RB Series B
7.06%, 04/01/57	35,000	39,725
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	551,307
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	201,463
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	55,483
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	601,722
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	759,754
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	460,245
New York City Water & Sewer System
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	104,048
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	268,512
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	313,058
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	264,344
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	202,007
RB Series 2009F
5.63%, 03/15/39	200,000	204,213
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	345,000	351,964
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	413,318
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	550,000	544,928
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	76,646
Oklahoma Development Finance Authority
4.38%, 11/01/45 (a)	45,000	42,057
4.71%, 05/01/52 (a)	150,000	143,591
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	304,535
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	505,210
Oregon State University
3.42%, 03/01/60 (a)	270,000	199,934
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	258,927

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	215,785
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	491,721
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	854,917
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	196,526
RB Series 182
5.31%, 08/01/46 (a)	380,000	377,529
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	353,228
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	113,911
Series N
3.01%, 05/15/50 (a)	235,000	162,757
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	215,982
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	31,660
Series P
3.92%, 05/01/19 (a)	150,000	108,027
Series R
3.27%, 05/01/43	100,000	81,327
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	300,000	254,538
RB Series B
3.24%, 01/01/42	150,000	121,531
RB Series B
3.82%, 01/01/48	250,000	203,606
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,034
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	315,868
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	384,527
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	185,447
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	383,801
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	150,000	142,701
Series A
1.71%, 07/01/27	350,000	316,808
Series A
2.15%, 07/01/30	350,000	298,307
State of California
2.38%, 10/01/26	175,000	165,767
1.70%, 02/01/28	100,000	90,607
4.50%, 04/01/33 (a)	15,000	14,635
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.63%, 03/01/40	100,000	122,560
5.20%, 03/01/43 (a)	200,000	200,268
GO Bonds
7.60%, 11/01/40	300,000	370,886
GO Bonds Series B
2.65%, 04/01/26	40,000	38,336
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	214,285	231,253
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	23,176
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	75,387
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	135,000	140,888
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	186,403
State Public School Building Auth
RB Series A
5.00%, 09/15/27	10,000	10,025
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	195,878
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	517,714
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	353,147
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	465,000	325,181
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	129,350
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	272,022
RB Series AD
4.86%, 05/15/12	400,000	371,039
RB Series BG
1.32%, 05/15/27 (a)	100,000	90,464
RB Series BG
1.61%, 05/15/30 (a)	250,000	211,479
RB Series BJ
3.07%, 05/15/51 (a)	250,000	175,811
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	110,893
Series B
2.44%, 04/01/40 (a)	430,000	319,269
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	169,857
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	57,488

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	244,346
Series B
2.58%, 11/01/51 (a)	325,000	212,162
Series C
4.18%, 09/01/17 (a)	150,000	120,358
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	58,224	57,472
Wisconsin
RB Series A
5.70%, 05/01/26	80,000	80,383
		42,402,619
		59,541,676

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
2.88%, 04/28/25	750,000	733,074
0.75%, 05/19/26	950,000	875,498
3.75%, 04/26/28	1,640,000	1,600,008
		3,208,580
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	193,170
2.75%, 01/31/27 (a)	500,000	469,473
3.24%, 02/06/28 (a)	550,000	516,191
2.45%, 01/31/31 (a)	575,000	492,722
2.55%, 01/27/32 (a)	600,000	507,519
2.55%, 07/27/33 (a)	870,000	708,391
3.50%, 01/31/34 (a)	600,000	526,780
4.95%, 01/05/36 (a)	850,843	824,706
3.10%, 05/07/41 (a)	470,000	348,625
4.34%, 03/07/42 (a)	250,000	218,489
3.63%, 10/30/42	100,000	78,848
3.50%, 01/25/50 (a)	750,000	549,130
4.00%, 01/31/52 (a)(c)	350,000	277,275
5.33%, 01/05/54 (a)	205,000	197,460
3.10%, 01/22/61 (a)	650,000	410,903
3.25%, 09/21/71 (a)	650,000	411,676
		6,731,358
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	578,119
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	700,000	665,504
4.55%, 01/11/28 (a)	210,000	207,339
4.10%, 04/24/28	500,000	484,967
4.75%, 02/11/29	400,000	397,843
3.40%, 09/18/29	200,000	185,475
2.85%, 02/14/30	600,000	536,091
3.85%, 10/15/30	600,000	562,018
1.85%, 03/12/31	425,000	347,721
2.15%, 07/28/31 (a)	200,000	165,724
3.55%, 03/31/32 (a)	350,000	317,099
4.65%, 09/20/32 (a)	275,000	268,127
4.35%, 01/11/48	700,000	613,350
5.35%, 02/11/49	300,000	302,689
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 10/30/49	500,000	390,581
3.50%, 02/14/50	550,000	412,061
4.20%, 10/15/50	700,000	591,389
3.05%, 03/12/51	550,000	390,058
3.20%, 09/23/61 (a)	175,000	116,430
4.45%, 04/15/70	300,000	253,048
3.35%, 03/12/71	350,000	233,855
		7,441,369
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	400,000	380,892
3.25%, 01/17/28	300,000	279,935
2.75%, 07/03/30	1,050,000	906,509
4.50%, 01/30/43	400,000	344,677
4.13%, 01/17/48	250,000	195,061
3.88%, 07/03/50	650,000	481,743
4.50%, 04/03/20	300,000	224,732
State of Israel
2.50%, 01/15/30	400,000	344,174
3.38%, 01/15/50	600,000	403,956
		3,561,679
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	850,000	788,383
2.88%, 10/17/29	700,000	620,443
5.38%, 06/15/33	504,000	498,925
4.00%, 10/17/49	735,000	546,657
3.88%, 05/06/51	800,000	577,415
		3,031,823
Mexico 0.3%
Mexico Government International Bonds
3.90%, 04/27/25 (a)	300,000	295,416
4.13%, 01/21/26	900,000	883,564
4.15%, 03/28/27	900,000	878,488
3.75%, 01/11/28	425,000	404,449
5.40%, 02/09/28 (a)	450,000	453,395
4.50%, 04/22/29	1,150,000	1,113,277
3.25%, 04/16/30 (a)	800,000	713,629
2.66%, 05/24/31 (a)	1,050,000	878,212
8.30%, 08/15/31	550,000	656,769
4.75%, 04/27/32 (a)	760,000	721,537
7.50%, 04/08/33	250,000	283,495
3.50%, 02/12/34 (a)	865,000	721,514
6.75%, 09/27/34	650,000	695,917
6.35%, 02/09/35 (a)	800,000	826,886
6.05%, 01/11/40	850,000	843,387
4.28%, 08/14/41 (a)	855,000	691,744
4.75%, 03/08/44	1,225,000	1,025,285
5.55%, 01/21/45 (c)	850,000	793,665
4.60%, 01/23/46	800,000	647,059
4.35%, 01/15/47	450,000	352,109
4.60%, 02/10/48	700,000	562,885
4.50%, 01/31/50 (a)	725,000	573,799
5.00%, 04/27/51 (a)	1,000,000	843,327
4.40%, 02/12/52 (a)	300,000	230,170
6.34%, 05/04/53 (a)	200,000	197,913
6.40%, 05/07/54 (a)	800,000	799,560
3.77%, 05/24/61 (a)	1,075,000	701,313
5.75%, 10/12/10	1,050,000	920,899
		18,709,663

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bonds
3.75%, 03/16/25 (a)	300,000	292,486
7.13%, 01/29/26	400,000	408,359
8.88%, 09/30/27	300,000	324,417
3.88%, 03/17/28 (a)	400,000	365,273
9.38%, 04/01/29	400,000	447,965
3.16%, 01/23/30 (a)	825,000	686,322
2.25%, 09/29/32 (a)	850,000	610,734
3.30%, 01/19/33 (a)	200,000	155,210
6.40%, 02/14/35 (a)	500,000	475,737
6.70%, 01/26/36	650,000	636,529
6.88%, 01/31/36 (a)	200,000	195,153
8.00%, 03/01/38 (a)	200,000	209,713
4.50%, 05/15/47	400,000	276,396
4.50%, 04/16/50 (a)	800,000	539,541
4.30%, 04/29/53	700,000	452,735
4.50%, 04/01/56 (a)	800,000	520,601
7.88%, 03/01/57 (a)	200,000	202,066
3.87%, 07/23/60 (a)	1,025,000	591,923
4.50%, 01/19/63 (a)	475,000	304,313
		7,695,473
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	100,000	102,513
4.13%, 08/25/27	325,000	315,205
2.84%, 06/20/30	300,000	263,658
2.78%, 01/23/31 (a)	1,200,000	1,031,684
1.86%, 12/01/32 (a)	425,000	324,657
8.75%, 11/21/33	450,000	556,625
3.00%, 01/15/34 (a)	550,000	451,057
6.55%, 03/14/37	400,000	435,183
3.30%, 03/11/41 (a)	375,000	281,852
5.63%, 11/18/50	700,000	699,082
3.55%, 03/10/51 (a)	400,000	290,603
2.78%, 12/01/60 (a)	600,000	346,703
3.60%, 01/15/72 (a)	300,000	199,283
3.23%, 07/28/21 (a)	350,000	202,156
		5,500,261
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	370,000	388,400
5.50%, 03/30/26	425,000	430,679
3.00%, 02/01/28	650,000	606,362
4.63%, 07/17/28	200,000	198,429
3.75%, 01/14/29	425,000	404,206
9.50%, 02/02/30	400,000	492,751
2.46%, 05/05/30	350,000	304,117
7.75%, 01/14/31	550,000	637,592
1.65%, 06/10/31	400,000	320,235
1.95%, 01/06/32	100,000	80,634
6.38%, 01/15/32	350,000	380,008
3.56%, 09/29/32	300,000	269,986
5.61%, 04/13/33	250,000	260,369
5.00%, 07/17/33	400,000	401,004
6.38%, 10/23/34	700,000	773,561
5.00%, 01/13/37	300,000	297,464
3.95%, 01/20/40	725,000	625,129
3.70%, 03/01/41	500,000	413,511
3.70%, 02/02/42	650,000	533,734
2.95%, 05/05/45	650,000	457,366
2.65%, 12/10/45	600,000	397,412
3.20%, 07/06/46	300,000	215,690
4.20%, 03/29/47	100,000	84,495
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 10/13/47	275,000	294,189
5.50%, 01/17/48	250,000	254,856
		9,522,179
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	533,314
5.75%, 11/16/32 (a)	600,000	628,941
4.88%, 10/04/33 (a)	900,000	887,405
5.50%, 04/04/53 (a)	800,000	798,522
5.50%, 03/18/54 (a)	300,000	298,253
		3,146,435
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	256,313
3.50%, 09/20/28	200,000	192,036
2.50%, 06/19/29	475,000	431,671
1.00%, 09/16/30	395,000	318,571
1.75%, 10/15/31	200,000	165,687
3.88%, 09/20/48	200,000	171,353
		1,535,631
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	550,000	545,685
4.38%, 01/23/31 (a)	950,000	930,998
5.75%, 10/28/34 (a)	50,000	52,836
7.63%, 03/21/36	425,000	514,446
4.13%, 11/20/45	300,000	265,765
5.10%, 06/18/50	1,000,000	968,253
4.98%, 04/20/55	850,000	798,277
		4,076,260
		74,738,830

Supranational* 1.4%
African Development Bank
3.38%, 07/07/25	465,000	455,840
0.88%, 03/23/26	100,000	92,776
0.88%, 07/22/26	900,000	826,144
4.63%, 01/04/27	690,000	691,030
4.13%, 02/25/27	600,000	592,976
4.38%, 11/03/27	500,000	498,195
4.38%, 03/14/28	625,000	623,092
5.75%, 05/07/34 (a)(b)(h)	225,000	219,692
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)(d)	125,000	114,319
Asian Development Bank
0.63%, 04/29/25	1,220,000	1,163,706
2.88%, 05/06/25	75,000	73,273
0.38%, 09/03/25	950,000	891,198
4.25%, 01/09/26	1,025,000	1,015,898
0.50%, 02/04/26	1,150,000	1,064,442
1.00%, 04/14/26	1,755,000	1,629,854
2.00%, 04/24/26	530,000	502,079
1.75%, 08/14/26	25,000	23,422
2.63%, 01/12/27	1,000,000	950,953
4.13%, 01/12/27	500,000	494,640
1.50%, 01/20/27	1,250,000	1,151,546
3.13%, 08/20/27	650,000	622,606
2.50%, 11/02/27	1,088,000	1,017,951
2.75%, 01/19/28	525,000	494,136
3.75%, 04/25/28	1,000,000	975,232
1.25%, 06/09/28	300,000	264,052
5.82%, 06/16/28	525,000	551,611

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 08/25/28	780,000	784,371
1.88%, 03/15/29	550,000	490,189
1.75%, 09/19/29	1,150,000	1,005,962
1.88%, 01/24/30	1,200,000	1,047,259
0.75%, 10/08/30	1,000,000	797,715
1.50%, 03/04/31	500,000	416,062
3.13%, 04/27/32	200,000	183,457
3.88%, 09/28/32	500,000	483,212
4.00%, 01/12/33	300,000	292,126
3.88%, 06/14/33	100,000	96,340
4.13%, 01/12/34	650,000	638,091
Asian Infrastructure Investment Bank
0.50%, 05/28/25	1,275,000	1,209,467
0.50%, 01/27/26	1,225,000	1,134,152
3.75%, 09/14/27	500,000	487,661
4.00%, 01/18/28	730,000	717,463
4.13%, 01/18/29	750,000	742,485
Corp. Andina de Fomento
1.63%, 09/23/25	750,000	709,816
5.25%, 11/21/25	150,000	149,547
2.25%, 02/08/27	375,000	345,888
6.00%, 04/26/27	500,000	511,641
5.00%, 01/24/29	500,000	499,135
Council of Europe Development Bank
1.38%, 02/27/25	350,000	338,234
3.00%, 06/16/25	525,000	512,220
3.75%, 05/25/26	50,000	49,040
0.88%, 09/22/26	525,000	479,522
4.13%, 01/24/29	500,000	495,212
European Bank for Reconstruction & Development
1.50%, 02/13/25	25,000	24,227
0.50%, 05/19/25	1,520,000	1,444,114
0.50%, 11/25/25	900,000	838,494
0.50%, 01/28/26	850,000	787,297
4.38%, 03/09/28	750,000	748,443
4.13%, 01/25/29	350,000	346,699
4.25%, 03/13/34	50,000	49,544
European Investment Bank
1.88%, 02/10/25	700,000	680,847
1.63%, 03/14/25	2,125,000	2,056,435
0.63%, 07/25/25	1,075,000	1,016,633
0.38%, 12/15/25	90,000	83,549
0.38%, 03/26/26	1,525,000	1,401,773
2.13%, 04/13/26	800,000	760,586
0.75%, 10/26/26	670,000	609,023
1.38%, 03/15/27	1,425,000	1,303,477
2.38%, 05/24/27	667,000	626,877
0.63%, 10/21/27	225,000	196,992
3.25%, 11/15/27	2,150,000	2,065,674
3.88%, 03/15/28	325,000	318,825
4.50%, 10/16/28	1,000,000	1,006,519
4.00%, 02/15/29	750,000	739,089
1.75%, 03/15/29	1,050,000	930,554
1.63%, 10/09/29	230,000	199,982
0.88%, 05/17/30	255,000	208,084
3.63%, 07/15/30	1,200,000	1,155,042
0.75%, 09/23/30	300,000	240,696
1.25%, 02/14/31	1,900,000	1,562,142
1.63%, 05/13/31	500,000	419,885
3.75%, 02/14/33	1,600,000	1,534,859
4.13%, 02/13/34	500,000	491,815
4.88%, 02/15/36	450,000	469,092
Inter-American Development Bank
1.75%, 03/14/25	1,350,000	1,307,608
0.88%, 04/03/25	835,000	800,676
0.63%, 07/15/25	950,000	898,754
0.88%, 04/20/26	1,525,000	1,412,386
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 06/02/26	550,000	519,830
2.00%, 07/23/26	700,000	660,028
4.38%, 02/01/27	155,000	154,375
2.38%, 07/07/27	1,280,000	1,198,240
0.63%, 09/16/27	750,000	658,685
1.13%, 07/20/28	1,000,000	874,297
3.13%, 09/18/28	1,700,000	1,615,236
4.13%, 02/15/29	750,000	743,252
2.25%, 06/18/29	1,400,000	1,264,523
3.50%, 09/14/29	750,000	719,507
1.13%, 01/13/31	700,000	569,083
3.50%, 04/12/33	750,000	701,619
4.50%, 09/13/33	500,000	505,001
3.88%, 10/28/41	150,000	134,820
3.20%, 08/07/42	200,000	163,248
4.38%, 01/24/44	350,000	334,559
Inter-American Investment Corp.
2.63%, 04/22/25	500,000	486,701
4.13%, 02/15/28	500,000	491,500
International Bank for Reconstruction & Development
2.50%, 11/25/24	400,000	392,871
2.13%, 03/03/25	100,000	97,319
0.75%, 03/11/25	1,300,000	1,247,981
0.63%, 04/22/25	2,975,000	2,840,538
0.38%, 07/28/25	300,000	282,581
2.50%, 07/29/25	2,375,000	2,300,773
0.50%, 10/28/25	2,310,000	2,158,859
3.13%, 11/20/25	480,000	467,188
0.88%, 07/15/26	750,000	689,908
1.88%, 10/27/26	275,000	257,249
3.13%, 06/15/27	500,000	480,181
2.50%, 11/22/27	840,000	785,921
0.75%, 11/24/27	1,875,000	1,644,467
1.38%, 04/20/28	1,580,000	1,404,025
3.50%, 07/12/28	1,000,000	966,694
4.63%, 08/01/28	780,000	788,443
1.13%, 09/13/28	1,050,000	914,359
3.63%, 09/21/29	525,000	506,906
1.75%, 10/23/29	1,050,000	915,943
3.88%, 02/14/30	1,000,000	975,468
0.88%, 05/14/30	2,000,000	1,629,854
4.00%, 07/25/30	350,000	343,629
0.75%, 08/26/30	1,200,000	961,577
4.00%, 01/10/31	1,000,000	979,756
1.25%, 02/10/31	1,225,000	1,002,332
1.63%, 11/03/31	1,300,000	1,074,674
2.50%, 03/29/32	1,000,000	878,513
4.75%, 11/14/33	750,000	773,403
4.75%, 02/15/35	600,000	613,330
International Finance Corp.
0.38%, 07/16/25	675,000	636,610
3.63%, 09/15/25	485,000	476,269
2.13%, 04/07/26	50,000	47,564
0.75%, 10/08/26	825,000	751,222
4.38%, 01/15/27	500,000	498,182
0.75%, 08/27/30	1,200,000	962,105
Nordic Investment Bank
2.63%, 04/04/25	500,000	487,762
0.38%, 09/11/25	750,000	703,137
0.50%, 01/21/26	250,000	231,724
3.38%, 09/08/27	150,000	144,693
4.38%, 03/14/28	600,000	598,235
		106,060,371
Total Government Related (Cost $400,482,639)		366,443,862

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 28.0% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,870,009
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	123,492	118,490
4.26%, 06/01/38	150,000	141,802
4.45%, 12/01/49	400,000	360,908
4.67%, 12/01/53	275,000	255,272
		876,472
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	630,364	587,926
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	141,139
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	72,497
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	125,000	117,113
5.10%, 06/01/54	300,000	297,199
		1,215,874
		3,962,355

Commercial Mortgage-Backed Security 2.1%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	944,727
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	555,213
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	945,418
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	705,298
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	601,183
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,093,720
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,844,960
Series 2023-C20, Class C20
5.58%, 07/15/56 (a)	3,642,858	3,788,161
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,703,694
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,335,001
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,433,625
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	945,669
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,503,508
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,590,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,130,956
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	956,344
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,451,541
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	992,550
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	207,744
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,197,525
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	571,742
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,281,702
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	476,649
COMM Mortgage Trust
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	22,668	22,568
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	156,564	154,603
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	732,854
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	389,279
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	426,352
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	487,230
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,610,490
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	96,549
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	291,447
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	1,982,403
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	95,049
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.07%, 01/25/31 (a)	1,500,000	1,278,655
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	901,550
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	919,814
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	288,906
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	719,538
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	713,855
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	516,167	498,343
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	248,965
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	102,726
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	294,291
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,549,646

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,438,011
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	7,871,660
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,146,606
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,046,985
Series K084, Class A2
3.78%, 10/25/28 (a)(k)	2,000,000	1,925,994
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	876,726
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,465,345
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,494,434
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,852,267
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	760,856
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	448,811
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	725,454
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	1,987,592
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,649,994
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	2,885,523
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	830,869
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	836,380
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	2,932,649
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,492,151
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	460,132
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,287,444
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	4,200,000	3,941,720
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,655,248
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	777,346
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,628,624
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	385,486
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,406,233	1,379,434
Series K735, Class A2
2.86%, 05/25/26 (a)	97,576	93,822
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	628,701
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	250,000	245,537
Federal National Mortgage Association-Aces
Series 2015-M13, Class A2
2.70%, 06/25/25 (a)(k)	99,950	97,267
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	319,150	313,868
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,071,383	1,974,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	346,086
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,106,927
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	540,531	522,844
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,949,486
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	974,016
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,116,968
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	136,840	136,024
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	90,459
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	245,231	241,665
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	386,102
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	236,379
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,223,379
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,506,116
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,640,712
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,440,559
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	940,359
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	440,583
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	971,679	945,856
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	702,035
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,188,128	1,153,985
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,941,073
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,453,235
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	483,399
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,158,206	1,121,293
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,924,341
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	141,645
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,467,062
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,877,512
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,214,458
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,438,034

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,229,851	1,180,324
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	930,763
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,605,538
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	720,263
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	662,154
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,490,934
		156,353,378

Mortgage-Backed Securities Pass-Through 25.9%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	472,950	398,485
1.50%, 08/01/35 to 08/01/51 (a)	61,572,272	49,390,121
2.00%, 01/01/28 to 03/01/52 (a)	257,285,205	208,334,427
2.50%, 04/01/27 to 05/01/52 (a)	161,591,961	136,000,944
3.00%, 08/01/26 to 08/01/52 (a)	86,528,956	76,772,563
3.50%, 01/01/26 to 02/01/53 (a)	52,001,789	47,649,784
4.00%, 04/01/26 to 10/01/52 (a)	28,483,093	26,937,273
4.50%, 05/01/34 to 09/01/52 (a)	14,476,327	14,065,729
5.00%, 11/01/33 to 06/01/53 (a)	13,735,309	13,610,602
5.50%, 05/01/24 to 03/01/54 (a)	17,144,021	17,190,462
6.00%, 07/01/33 to 12/01/53 (a)	14,564,328	14,813,010
6.50%, 12/01/33 to 01/01/54 (a)	15,212,907	15,611,323
7.00%, 01/01/54 (a)	5,680,037	5,854,512
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,265,647	1,072,380
1.50%, 09/01/35 to 04/01/51 (a)	48,675,362	39,908,541
2.00%, 04/01/28 to 05/01/52 (a)	255,753,364	208,757,679
2.50%, 07/01/27 to 05/01/52 (a)	188,622,341	159,590,560
3.00%, 12/01/25 to 05/01/52 (a)	116,111,739	103,146,291
3.50%, 10/01/25 to 08/01/51 (a)	73,087,727	67,332,729
4.00%, 02/01/26 to 07/01/52 (a)	53,844,312	51,011,634
4.50%, 12/01/24 to 09/01/52 (a)	25,917,047	25,234,649
5.00%, 09/01/33 to 03/01/54 (a)	17,032,913	16,896,532
5.50%, 06/01/24 to 03/01/54 (a)	22,207,565	22,361,476
6.00%, 04/01/35 to 03/01/54 (a)	38,800,755	39,399,234
6.50%, 08/01/34 to 12/01/53 (a)	20,247,056	20,796,754
7.00%, 12/01/53 to 01/01/54 (a)	4,646,717	4,797,191
7.50%, 01/01/54 (a)	1,307,995	1,337,602
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,380,884	1,088,926
2.00%, 04/20/36 to 04/20/52 (a)	98,822,427	81,161,712
2.50%, 03/20/27 to 05/20/52 (a)	103,099,642	88,026,691
3.00%, 01/20/27 to 06/20/52 (a)	75,526,930	67,360,445
3.50%, 09/20/32 to 05/20/52 (a)	56,799,931	52,437,945
4.00%, 06/15/39 to 09/20/52 (a)	32,430,542	30,744,846
4.50%, 01/20/39 to 08/20/53 (a)	23,558,460	22,873,239
5.00%, 03/20/33 to 02/20/54 (a)	31,916,485	31,452,668
5.50%, 10/20/33 to 02/20/54 (a)	27,700,748	27,679,332
6.00%, 10/15/36 to 02/20/54 (a)	21,292,214	21,486,768
6.50%, 01/20/53 to 02/20/54 (a)	12,554,562	12,757,239
7.00%, 01/20/53 to 02/20/54 (a)	4,318,751	4,411,556
7.50%, 12/20/53 (a)	596,205	615,281
Government National Mortgage Association, TBA
3.50%, 04/20/54 (a)(l)	1,000,000	910,227
4.00%, 04/20/54 (a)(l)	5,500,000	5,149,927
4.50%, 04/20/54 (a)(l)	9,000,000	8,646,525
Uniform Mortgage-Backed Security, TBA
3.50%, 04/13/53 (a)(l)	8,500,000	7,610,036
4.00%, 04/13/53 (a)(l)	22,000,000	20,377,467
4.50%, 04/13/53 (a)(l)	31,000,000	29,521,071
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/13/53 (a)(l)	37,000,000	36,101,255
5.50%, 04/13/53 (a)(l)	25,500,000	25,371,574
		1,964,057,217
Total Securitized (Cost $2,394,494,651)		2,124,372,950

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (m)	173,725,465	173,725,465
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (m)(n)	7,553,123	7,553,123
		181,278,588
Total Short-Term Investments (Cost $181,278,588)		181,278,588
Total Investments in Securities (Cost $8,302,979,676)		7,718,131,194

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,180,695.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,839,394 or 0.2% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon security.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/24	FACE AMOUNT AT 3/31/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$73,087	$9,768	($83,140 )	($1,579 )	$1,812	$52	$—	$—	$606
4.20%, 03/24/25	158,246	—	(158,144)	(5,508)	6,413	(1,007)	—	—	1,680
3.63%, 04/01/25	98,256	—	—	—	580	(555)	98,281	100,000	906
3.85%, 05/21/25	196,460	—	—	—	1,127	(938)	196,649	200,000	1,925
3.45%, 02/13/26	72,745	—	—	—	347	(362)	72,730	75,000	647
0.90%, 03/11/26	298,113	—	—	—	1,658	(109)	299,662	325,000	731
1.15%, 05/13/26	238,505	—	—	—	1,260	81	239,846	260,000	748
5.88%, 08/24/26	256,543	—	—	—	(2,375)	(15)	254,153	250,000	3,672
3.20%, 03/02/27	167,095	—	—	—	372	(734)	166,733	175,000	1,400
2.45%, 03/03/27	372,683	—	—	—	(536)	566	372,713	400,000	2,450
3.30%, 04/01/27	167,094	—	—	—	663	(1,095)	166,662	175,000	1,444

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/24	FACE AMOUNT AT 3/31/24	INTEREST INCOME EARNED
3.20%, 01/25/28	$165,327	$—	$—	$—	($613 )	($322 )	$164,392	$175,000	$1,400
2.00%, 03/20/28	298,637	—	—	—	1,806	(65)	300,378	335,000	1,675
4.00%, 02/01/29	145,831	—	—	—	(590)	(668)	144,573	150,000	1,500
5.64%, 05/19/29	308,395	25,494	—	—	(3,862)	8	330,035	325,000	4,307
3.25%, 05/22/29	145,464	—	—	—	(1,442)	(223)	143,799	155,000	1,259
2.75%, 10/01/29	112,709	—	—	—	(215)	(262)	112,232	125,000	859
6.20%, 11/17/29	315,410	51,951	—	—	(3,152)	(375)	363,834	350,000	5,327
4.63%, 03/22/30	130,740	—	—	—	(1,078)	(565)	129,097	130,000	1,503
1.65%, 03/11/31	161,500	—	—	—	(1,318)	248	160,430	200,000	825
2.30%, 05/13/31	167,286	—	—	—	787	(116)	167,957	200,000	1,150
1.95%, 12/01/31	185,212	—	—	—	(241)	113	185,084	230,000	1,121
2.90%, 03/03/32	215,881	—	—	—	(1,638)	207	214,450	250,000	1,813
5.85%, 05/19/34	361,466	—	—	—	(2,983)	(98)	358,385	350,000	5,121
6.14%, 08/24/34	369,850	—	—	—	(3,884)	(8)	365,958	350,000	5,369
Total	$5,182,535	$87,213	($241,284 )	($7,087 )	($7,102 )	($6,242 )	$5,008,033		$49,438

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,869,529,646	$—	$1,869,529,646
Treasuries [1]	—	3,176,506,148	—	3,176,506,148
Government Related [1]	—	366,443,862	—	366,443,862
Securitized [1]	—	2,124,372,950	—	2,124,372,950
Short-Term Investments [1]	181,278,588	—	—	181,278,588
Total	$181,278,588	$7,536,852,606	$—	$7,718,131,194

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.6% OF NET ASSETS

Financial Institutions 43.7%
Banking 34.3%
Ally Financial, Inc.
5.80%, 05/01/25 (a)	175,000	174,838
4.75%, 06/09/27 (a)	125,000	121,487
7.10%, 11/15/27 (a)	50,000	52,274
2.20%, 11/02/28 (a)	125,000	107,261
6.99%, 06/13/29 (a)(b)	150,000	155,862
6.85%, 01/03/30 (a)(b)	125,000	128,745
American Express Co.
3.95%, 08/01/25 (a)	350,000	344,045
4.20%, 11/06/25 (a)	125,000	123,343
4.90%, 02/13/26 (a)	225,000	224,040
4.99%, 05/01/26 (a)(b)	100,000	99,406
3.13%, 05/20/26 (a)	75,000	72,144
6.34%, 10/30/26 (a)(b)	175,000	177,360
1.65%, 11/04/26 (a)	175,000	160,511
2.55%, 03/04/27 (a)	250,000	233,422
3.30%, 05/03/27 (a)	250,000	237,781
5.39%, 07/28/27 (a)(b)	220,000	220,850
5.85%, 11/05/27 (a)	200,000	205,976
5.10%, 02/16/28 (a)(b)	250,000	249,711
5.28%, 07/27/29 (a)(b)	300,000	301,792
American Express Credit Corp.
3.30%, 05/03/27 (a)	75,000	71,306
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,729
5.09%, 12/08/25	250,000	250,153
4.75%, 01/18/27	250,000	249,738
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	187,967
6.14%, 09/14/28 (a)(b)	200,000	204,453
Banco Santander SA
2.75%, 05/28/25	200,000	193,343
5.15%, 08/18/25	400,000	397,249
5.18%, 11/19/25	200,000	197,950
1.85%, 03/25/26	200,000	186,895
4.25%, 04/11/27	200,000	193,922
5.29%, 08/18/27	200,000	199,637
1.72%, 09/14/27 (a)(b)	200,000	182,539
6.53%, 11/07/27 (a)(b)	200,000	205,277
3.80%, 02/23/28	200,000	189,437
4.18%, 03/24/28 (a)(b)	200,000	192,871
4.38%, 04/12/28	200,000	193,752
5.59%, 08/08/28	200,000	202,941
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.61%, 11/07/28	200,000	211,507
5.54%, 03/14/30 (a)(b)	200,000	200,016
Bank of America Corp.
3.95%, 04/21/25	300,000	295,087
3.88%, 08/01/25	300,000	295,313
4.45%, 03/03/26	375,000	369,694
3.38%, 04/02/26 (a)(b)	450,000	440,110
3.50%, 04/19/26	475,000	460,731
1.32%, 06/19/26 (a)(b)	575,000	546,625
4.83%, 07/22/26 (a)(b)	300,000	297,318
6.22%, 09/15/26	100,000	102,046
4.25%, 10/22/26	350,000	342,659
1.20%, 10/24/26 (a)(b)	350,000	327,706
5.08%, 01/20/27 (a)(b)	350,000	348,394
1.66%, 03/11/27 (a)(b)	450,000	419,321
3.56%, 04/23/27 (a)(b)	450,000	434,436
1.73%, 07/22/27 (a)(b)	865,000	797,863
5.93%, 09/15/27 (a)(b)	300,000	304,093
3.25%, 10/21/27 (a)	400,000	379,332
4.18%, 11/25/27 (a)	350,000	339,606
3.82%, 01/20/28 (a)(b)	300,000	289,070
2.55%, 02/04/28 (a)(b)	450,000	418,281
3.71%, 04/24/28 (a)(b)	250,000	239,311
4.38%, 04/27/28 (a)(b)	350,000	341,795
3.59%, 07/21/28 (a)(b)	300,000	285,348
4.95%, 07/22/28 (a)(b)	500,000	496,274
6.20%, 11/10/28 (a)(b)	300,000	310,424
3.42%, 12/20/28 (a)(b)	900,000	844,917
3.97%, 03/05/29 (a)(b)	350,000	334,690
5.20%, 04/25/29 (a)(b)	500,000	500,601
2.09%, 06/14/29 (a)(b)	450,000	397,822
4.27%, 07/23/29 (a)(b)	450,000	433,884
5.82%, 09/15/29 (a)(b)	400,000	410,239
3.97%, 02/07/30 (a)(b)	450,000	426,656
Bank of America NA
5.65%, 08/18/25 (a)	250,000	251,550
5.53%, 08/18/26 (a)	300,000	303,118
Bank of Montreal
1.85%, 05/01/25	300,000	288,947
3.70%, 06/07/25	200,000	196,242
5.30%, 06/05/26	250,000	250,739
1.25%, 09/15/26	175,000	159,733
5.27%, 12/11/26	200,000	200,871
0.95%, 01/22/27 (a)(b)	175,000	162,331
2.65%, 03/08/27	200,000	187,530
4.70%, 09/14/27 (a)	200,000	198,355
5.20%, 02/01/28 (a)	150,000	151,204
5.72%, 09/25/28 (a)	150,000	154,236
3.80%, 12/15/32 (a)(b)	175,000	163,157

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of New York Mellon Corp.
3.95%, 11/18/25 (a)	100,000	98,029
0.75%, 01/28/26 (a)	125,000	115,620
2.80%, 05/04/26 (a)	150,000	143,433
4.41%, 07/24/26 (a)(b)	175,000	172,905
2.45%, 08/17/26 (a)	100,000	94,432
1.05%, 10/15/26 (a)	175,000	158,969
2.05%, 01/26/27 (a)	100,000	92,715
4.95%, 04/26/27 (a)(b)	250,000	248,971
3.25%, 05/16/27 (a)	150,000	143,157
3.40%, 01/29/28 (a)	100,000	95,082
3.44%, 02/07/28 (a)(b)	150,000	143,923
3.85%, 04/28/28	225,000	218,642
3.99%, 06/13/28 (a)(b)	150,000	145,635
5.80%, 10/25/28 (a)(b)	200,000	205,506
4.54%, 02/01/29 (a)(b)	150,000	147,758
6.32%, 10/25/29 (a)(b)	150,000	158,393
Bank of Nova Scotia
3.45%, 04/11/25	300,000	294,001
1.30%, 06/11/25	150,000	143,046
5.45%, 06/12/25	200,000	200,169
4.50%, 12/16/25	175,000	172,199
4.75%, 02/02/26	200,000	198,603
1.05%, 03/02/26	100,000	92,528
1.35%, 06/24/26	150,000	138,291
2.70%, 08/03/26	220,000	208,312
1.30%, 09/15/26	175,000	159,841
5.35%, 12/07/26	100,000	100,525
1.95%, 02/02/27	200,000	184,224
2.95%, 03/11/27	125,000	118,027
5.25%, 06/12/28	125,000	126,165
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	82,848
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	73,093
Barclays PLC
4.38%, 01/12/26	400,000	392,566
2.85%, 05/07/26 (a)(b)	250,000	242,357
5.20%, 05/12/26	300,000	297,047
5.30%, 08/09/26 (a)(b)	250,000	248,800
7.33%, 11/02/26 (a)(b)	250,000	256,100
5.83%, 05/09/27 (a)(b)	300,000	300,811
6.50%, 09/13/27 (a)(b)	250,000	255,138
2.28%, 11/24/27 (a)(b)	200,000	184,002
4.34%, 01/10/28 (a)	200,000	193,022
5.67%, 03/12/28 (a)(b)	200,000	200,688
4.84%, 05/09/28 (a)	300,000	291,380
5.50%, 08/09/28 (a)(b)	375,000	374,050
7.39%, 11/02/28 (a)(b)	200,000	212,078
4.97%, 05/16/29 (a)(b)	250,000	245,005
6.49%, 09/13/29 (a)(b)	200,000	207,983
5.69%, 03/12/30 (a)(b)	300,000	301,621
BPCE SA
3.38%, 12/02/26	250,000	240,397
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	250,000	244,700
5.14%, 04/28/25	200,000	199,419
3.95%, 08/04/25	100,000	98,247
0.95%, 10/23/25	200,000	187,806
1.25%, 06/22/26	200,000	184,180
3.45%, 04/07/27 (a)	150,000	143,565
5.00%, 04/28/28 (a)	150,000	149,514
5.99%, 10/03/28 (a)	125,000	129,816
Capital One Financial Corp.
4.25%, 04/30/25 (a)	250,000	246,594
4.20%, 10/29/25 (a)	235,000	229,815
4.99%, 07/24/26 (a)(b)	250,000	248,386
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 07/28/26 (a)	250,000	240,936
3.75%, 03/09/27 (a)	250,000	240,052
3.65%, 05/11/27 (a)	175,000	167,427
7.15%, 10/29/27 (a)(b)	50,000	52,076
1.88%, 11/02/27 (a)(b)	200,000	182,992
3.80%, 01/31/28 (a)	25,000	23,804
4.93%, 05/10/28 (a)(b)	200,000	197,510
5.47%, 02/01/29 (a)(b)	250,000	249,662
6.31%, 06/08/29 (a)(b)	250,000	257,053
5.70%, 02/01/30 (a)(b)	150,000	151,316
3.27%, 03/01/30 (a)(b)	225,000	202,748
Citibank NA
5.86%, 09/29/25 (a)	250,000	252,353
5.49%, 12/04/26 (a)	325,000	328,554
5.80%, 09/29/28 (a)	400,000	414,281
Citigroup, Inc.
3.30%, 04/27/25	175,000	171,281
4.40%, 06/10/25	400,000	394,559
5.50%, 09/13/25	250,000	250,012
3.70%, 01/12/26	300,000	292,205
4.60%, 03/09/26	250,000	246,180
3.11%, 04/08/26 (a)(b)	500,000	487,437
3.40%, 05/01/26	300,000	288,964
5.61%, 09/29/26 (a)(b)	425,000	425,704
3.20%, 10/21/26 (a)	400,000	381,134
4.30%, 11/20/26	150,000	146,425
1.12%, 01/28/27 (a)(b)	400,000	370,064
1.46%, 06/09/27 (a)(b)	435,000	399,455
4.45%, 09/29/27	575,000	559,531
3.89%, 01/10/28 (a)(b)	400,000	385,787
3.07%, 02/24/28 (a)(b)	400,000	376,343
4.66%, 05/24/28 (a)(b)	200,000	197,007
3.67%, 07/24/28 (a)(b)	355,000	337,647
4.13%, 07/25/28	300,000	287,728
3.52%, 10/27/28 (a)(b)	375,000	353,805
4.08%, 04/23/29 (a)(b)	300,000	287,328
5.17%, 02/13/30 (a)(b)	525,000	522,638
3.98%, 03/20/30 (a)(b)	400,000	377,112
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	240,575
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	25,000	24,434
2.85%, 07/27/26 (a)	100,000	93,994
5.84%, 01/23/30 (a)(b)	200,000	199,814
Comerica Bank
4.00%, 07/27/25	50,000	48,638
Comerica, Inc.
4.00%, 02/01/29 (a)	50,000	45,889
5.98%, 01/30/30 (a)(b)	150,000	148,327
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	251,655
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	245,265
5.50%, 07/18/25	250,000	250,934
4.38%, 08/04/25	300,000	294,858
3.75%, 07/21/26	325,000	312,432
Credit Suisse AG
2.95%, 04/09/25	325,000	316,384
1.25%, 08/07/26	250,000	227,886
5.00%, 07/09/27	250,000	247,865
7.50%, 02/15/28	350,000	377,417
Deutsche Bank AG
4.50%, 04/01/25	200,000	196,752
4.10%, 01/13/26	100,000	97,890
1.69%, 03/19/26	250,000	234,032
6.12%, 07/14/26 (a)(b)	250,000	251,074
2.13%, 11/24/26 (a)(b)	200,000	188,720

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.15%, 07/13/27 (a)(b)	200,000	205,599
2.31%, 11/16/27 (a)(b)	250,000	228,502
2.55%, 01/07/28 (a)(b)	225,000	206,623
5.71%, 02/08/28 (a)(b)	150,000	149,876
6.72%, 01/18/29 (a)(b)	250,000	258,554
6.82%, 11/20/29 (a)(b)	275,000	287,697
4.88%, 12/01/32 (a)(b)	200,000	187,813
Discover Bank
3.45%, 07/27/26 (a)	250,000	238,113
Discover Financial Services
4.50%, 01/30/26 (a)	150,000	147,433
4.10%, 02/09/27 (a)	225,000	217,099
Fifth Third Bancorp
2.55%, 05/05/27 (a)	200,000	184,484
1.71%, 11/01/27 (a)(b)	125,000	113,730
3.95%, 03/14/28 (a)	150,000	143,372
6.36%, 10/27/28 (a)(b)	150,000	153,615
6.34%, 07/27/29 (a)(b)	225,000	232,054
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	245,038
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	73,142
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	75,000	77,142
FNB Corp.
5.15%, 08/25/25 (a)	75,000	74,089
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	350,000	349,708
Goldman Sachs Group, Inc.
3.50%, 04/01/25 (a)	650,000	637,840
3.75%, 05/22/25 (a)	325,000	318,963
4.25%, 10/21/25	300,000	294,700
3.75%, 02/25/26 (a)	200,000	195,310
5.80%, 08/10/26 (a)(b)	350,000	351,246
3.50%, 11/16/26 (a)	450,000	431,355
1.09%, 12/09/26 (a)(b)	325,000	301,807
5.95%, 01/15/27	100,000	102,136
3.85%, 01/26/27 (a)	450,000	436,338
1.43%, 03/09/27 (a)(b)	450,000	416,814
4.39%, 06/15/27 (a)(b)	100,000	98,110
1.54%, 09/10/27 (a)(b)	400,000	365,483
1.95%, 10/21/27 (a)(b)	725,000	666,789
2.64%, 02/24/28 (a)(b)	425,000	395,855
3.62%, 03/15/28 (a)(b)	500,000	478,288
3.69%, 06/05/28 (a)(b)	375,000	358,957
4.48%, 08/23/28 (a)(b)	325,000	318,028
3.81%, 04/23/29 (a)(b)	400,000	379,418
4.22%, 05/01/29 (a)(b)	550,000	529,576
6.48%, 10/24/29 (a)(b)	425,000	447,624
HSBC Holdings PLC
4.30%, 03/08/26	600,000	589,089
1.65%, 04/18/26 (a)(b)	300,000	287,446
3.90%, 05/25/26	450,000	438,103
2.10%, 06/04/26 (a)(b)	200,000	191,820
4.29%, 09/12/26 (a)(b)	450,000	441,762
7.34%, 11/03/26 (a)(b)	275,000	283,103
4.38%, 11/23/26	200,000	195,533
1.59%, 05/24/27 (a)(b)	300,000	276,094
5.89%, 08/14/27 (a)(b)	350,000	353,045
2.25%, 11/22/27 (a)(b)	450,000	414,931
4.04%, 03/13/28 (a)(b)	400,000	385,589
4.76%, 06/09/28 (a)(b)	350,000	343,244
5.21%, 08/11/28 (a)(b)	400,000	399,032
2.01%, 09/22/28 (a)(b)	300,000	268,269
7.39%, 11/03/28 (a)(b)	350,000	372,466
6.16%, 03/09/29 (a)(b)	300,000	308,209
4.58%, 06/19/29 (a)(b)	400,000	388,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.21%, 08/17/29 (a)(b)	325,000	284,963
5.55%, 03/04/30 (a)(b)	200,000	201,272
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	100,000	98,231
4.44%, 08/04/28 (a)(b)	100,000	96,590
6.21%, 08/21/29 (a)(b)	125,000	128,057
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	242,497
ING Groep NV
3.95%, 03/29/27	425,000	410,431
1.73%, 04/01/27 (a)(b)	200,000	185,700
6.08%, 09/11/27 (a)(b)	300,000	303,931
4.02%, 03/28/28 (a)(b)	200,000	192,782
5.34%, 03/19/30 (a)(b)	200,000	199,538
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	350,000	344,381
7.75%, 07/15/25	50,000	51,692
3.30%, 04/01/26 (a)	400,000	387,361
2.08%, 04/22/26 (a)(b)	550,000	530,151
4.08%, 04/26/26 (a)(b)	450,000	443,110
3.20%, 06/15/26 (a)	300,000	288,672
2.95%, 10/01/26 (a)	450,000	429,119
7.63%, 10/15/26	60,000	63,656
1.05%, 11/19/26 (a)(b)	450,000	419,751
4.13%, 12/15/26	325,000	316,951
3.96%, 01/29/27 (a)(b)	350,000	341,847
1.04%, 02/04/27 (a)(b)	375,000	346,973
1.58%, 04/22/27 (a)(b)	405,000	375,597
8.00%, 04/29/27	100,000	108,854
1.47%, 09/22/27 (a)(b)	425,000	387,772
4.25%, 10/01/27	250,000	244,456
6.07%, 10/22/27 (a)(b)	325,000	331,637
3.63%, 12/01/27 (a)	150,000	142,906
3.78%, 02/01/28 (a)(b)	475,000	457,598
2.95%, 02/24/28 (a)(b)	275,000	258,518
4.32%, 04/26/28 (a)(b)	475,000	464,227
3.54%, 05/01/28 (a)(b)	500,000	477,833
2.18%, 06/01/28 (a)(b)	250,000	228,815
4.85%, 07/25/28 (a)(b)	550,000	545,648
3.51%, 01/23/29 (a)(b)	250,000	236,610
4.01%, 04/23/29 (a)(b)	300,000	287,547
2.07%, 06/01/29 (a)(b)	300,000	266,299
4.20%, 07/23/29 (a)(b)	350,000	337,828
5.30%, 07/24/29 (a)(b)	400,000	403,064
6.09%, 10/23/29 (a)(b)	425,000	441,907
4.45%, 12/05/29 (a)(b)	450,000	439,007
5.01%, 01/23/30 (a)(b)	500,000	498,074
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	425,000	426,227
KeyBank NA
4.15%, 08/08/25	250,000	243,138
5.85%, 11/15/27 (a)	250,000	247,911
KeyCorp
4.15%, 10/29/25	115,000	112,076
2.25%, 04/06/27	150,000	135,126
4.10%, 04/30/28	100,000	94,062
Lloyds Banking Group PLC
4.45%, 05/08/25	275,000	271,647
4.58%, 12/10/25	275,000	269,771
4.65%, 03/24/26	200,000	196,264
4.72%, 08/11/26 (a)(b)	200,000	197,619
3.75%, 01/11/27	210,000	202,091
1.63%, 05/11/27 (a)(b)	200,000	184,252
5.46%, 01/05/28 (a)(b)	275,000	275,117
3.75%, 03/18/28 (a)(b)	200,000	191,596
4.38%, 03/22/28	200,000	194,244
4.55%, 08/16/28	200,000	195,037

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.57%, 11/07/28 (a)(b)	350,000	328,310
5.87%, 03/06/29 (a)(b)	200,000	203,441
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	105,519
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	350,000	342,476
3.40%, 08/17/27	75,000	69,489
4.70%, 01/27/28 (a)	250,000	241,068
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	200,000	190,226
3.85%, 03/01/26	200,000	195,387
5.54%, 04/17/26 (a)(b)	200,000	199,969
2.76%, 09/13/26	300,000	283,729
3.68%, 02/22/27	50,000	48,374
1.54%, 07/20/27 (a)(b)	300,000	276,354
3.29%, 07/25/27	200,000	189,851
1.64%, 10/13/27 (a)(b)	300,000	274,619
2.34%, 01/19/28 (a)(b)	275,000	255,025
3.96%, 03/02/28	200,000	193,565
4.08%, 04/19/28 (a)(b)	200,000	194,282
5.02%, 07/20/28 (a)(b)	200,000	199,391
5.35%, 09/13/28 (a)(b)	200,000	201,159
5.42%, 02/22/29 (a)(b)	300,000	303,227
3.74%, 03/07/29	250,000	237,927
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	192,798
2.84%, 09/13/26	200,000	189,268
1.23%, 05/22/27 (a)(b)	200,000	183,639
1.55%, 07/09/27 (a)(b)	200,000	183,930
3.17%, 09/11/27	200,000	187,700
4.02%, 03/05/28	200,000	193,282
5.41%, 09/13/28 (a)(b)	200,000	201,717
5.67%, 05/27/29 (a)(b)	200,000	203,615
5.78%, 07/06/29 (a)(b)	250,000	255,620
Morgan Stanley
4.00%, 07/23/25	400,000	393,446
5.00%, 11/24/25	350,000	348,063
3.88%, 01/27/26	475,000	464,175
2.19%, 04/28/26 (a)(b)	475,000	458,337
4.68%, 07/17/26 (a)(b)	300,000	296,771
3.13%, 07/27/26	500,000	478,322
6.25%, 08/09/26	100,000	102,426
4.35%, 09/08/26	375,000	367,061
6.14%, 10/16/26 (a)(b)	200,000	202,325
0.99%, 12/10/26 (a)(b)	500,000	463,450
3.63%, 01/20/27	450,000	434,764
5.05%, 01/28/27 (a)(b)	250,000	249,152
3.95%, 04/23/27	375,000	362,167
1.59%, 05/04/27 (a)(b)	550,000	508,760
1.51%, 07/20/27 (a)(b)	475,000	436,039
2.48%, 01/21/28 (a)(b)	300,000	279,081
4.21%, 04/20/28 (a)(b)	400,000	388,829
3.59%, 07/22/28 (a)(b)	400,000	380,355
6.30%, 10/18/28 (a)(b)	350,000	362,273
3.77%, 01/24/29 (a)(b)	475,000	452,352
5.12%, 02/01/29 (a)(b)	400,000	399,225
5.16%, 04/20/29 (a)(b)	375,000	374,871
5.45%, 07/20/29 (a)(b)	350,000	353,324
6.41%, 11/01/29 (a)(b)	325,000	340,907
5.17%, 01/16/30 (a)(b)	325,000	325,442
4.43%, 01/23/30 (a)(b)	450,000	435,952
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	248,449
5.88%, 10/30/26 (a)	250,000	254,862
4.95%, 01/14/28 (a)(b)	250,000	248,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Australia Bank Ltd.
5.20%, 05/13/25	325,000	325,096
2.50%, 07/12/26	400,000	378,831
3.91%, 06/09/27	250,000	243,012
4.94%, 01/12/28	250,000	250,929
4.90%, 06/13/28	250,000	250,716
National Bank of Canada
5.60%, 12/18/28	250,000	254,307
NatWest Group PLC
4.80%, 04/05/26	150,000	148,319
7.47%, 11/10/26 (a)(b)	200,000	205,533
5.85%, 03/02/27 (a)(b)	200,000	200,968
1.64%, 06/14/27 (a)(b)	200,000	183,978
5.58%, 03/01/28 (a)(b)	200,000	201,096
3.07%, 05/22/28 (a)(b)	250,000	233,433
5.52%, 09/30/28 (a)(b)	200,000	200,223
4.89%, 05/18/29 (a)(b)	250,000	244,886
5.81%, 09/13/29 (a)(b)	200,000	203,249
5.08%, 01/27/30 (a)(b)	275,000	270,414
Northern Trust Corp.
3.95%, 10/30/25	100,000	97,989
4.00%, 05/10/27 (a)	225,000	219,310
3.38%, 05/08/32 (a)(b)	50,000	46,633
PNC Bank NA
3.25%, 06/01/25 (a)	250,000	243,751
3.10%, 10/25/27 (a)	250,000	233,471
4.05%, 07/26/28	250,000	238,190
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	100,000	100,363
2.60%, 07/23/26 (a)	225,000	212,657
1.15%, 08/13/26 (a)	150,000	136,812
4.76%, 01/26/27 (a)(b)	150,000	148,666
3.15%, 05/19/27 (a)	100,000	94,756
6.62%, 10/20/27 (a)(b)	75,000	77,229
5.30%, 01/21/28 (a)(b)	150,000	150,176
5.35%, 12/02/28 (a)(b)	150,000	150,729
5.58%, 06/12/29 (a)(b)	475,000	480,995
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	96,292
1.80%, 08/12/28 (a)	85,000	73,352
Royal Bank of Canada
3.38%, 04/14/25	225,000	220,558
4.95%, 04/25/25	200,000	199,304
1.15%, 06/10/25	250,000	238,460
4.88%, 01/12/26	150,000	149,527
0.88%, 01/20/26	150,000	139,509
4.65%, 01/27/26	250,000	247,265
1.20%, 04/27/26	325,000	300,375
1.15%, 07/14/26	150,000	137,452
5.20%, 07/20/26	100,000	100,328
1.40%, 11/02/26	150,000	137,100
2.05%, 01/21/27	125,000	115,932
3.63%, 05/04/27	275,000	264,643
4.24%, 08/03/27	200,000	195,460
6.00%, 11/01/27	200,000	206,850
4.90%, 01/12/28	200,000	200,101
5.20%, 08/01/28	175,000	176,922
4.95%, 02/01/29	100,000	100,090
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	150,000	145,814
4.50%, 07/17/25 (a)	150,000	147,460
5.81%, 09/09/26 (a)(b)	100,000	100,087
3.24%, 10/05/26 (a)(c)	175,000	165,362
4.40%, 07/13/27 (a)	150,000	145,621
2.49%, 01/06/28 (a)(b)	150,000	136,396
6.50%, 03/09/29 (a)(b)	150,000	153,587

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.57%, 06/12/29 (a)(b)	90,000	92,933
6.17%, 01/09/30 (a)(b)	150,000	151,514
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	188,458
6.83%, 11/21/26 (a)(b)	200,000	203,359
1.67%, 06/14/27 (a)(b)	200,000	183,057
2.47%, 01/11/28 (a)(b)	200,000	183,776
3.82%, 11/03/28 (a)(b)	200,000	188,188
6.53%, 01/10/29 (a)(b)	200,000	206,777
State Street Corp.
3.55%, 08/18/25	200,000	196,005
5.10%, 05/18/26 (a)(b)	200,000	199,372
2.65%, 05/19/26	150,000	143,059
5.27%, 08/03/26 (a)	100,000	100,543
5.75%, 11/04/26 (a)(b)	50,000	50,353
4.99%, 03/18/27 (a)	100,000	100,170
1.68%, 11/18/27 (a)(b)	75,000	68,947
2.20%, 02/07/28 (a)(b)	125,000	115,893
5.82%, 11/04/28 (a)(b)	100,000	102,942
5.68%, 11/21/29 (a)(b)	175,000	179,716
4.14%, 12/03/29 (a)(b)	75,000	72,413
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	200,000	190,466
0.95%, 01/12/26	200,000	185,713
5.46%, 01/13/26	425,000	426,715
3.78%, 03/09/26	300,000	292,439
2.63%, 07/14/26	200,000	189,466
1.40%, 09/17/26	375,000	342,942
3.01%, 10/19/26	300,000	284,777
3.45%, 01/11/27	275,000	263,755
3.36%, 07/12/27	350,000	332,884
3.35%, 10/18/27	100,000	94,597
5.52%, 01/13/28	300,000	306,063
3.54%, 01/17/28	200,000	190,472
5.80%, 07/13/28	200,000	206,119
5.72%, 09/14/28	200,000	205,720
1.90%, 09/17/28	450,000	394,514
Synchrony Financial
4.88%, 06/13/25 (a)	110,000	108,398
4.50%, 07/23/25 (a)	250,000	245,015
3.70%, 08/04/26 (a)	150,000	142,605
3.95%, 12/01/27 (a)	250,000	234,050
5.15%, 03/19/29 (a)	100,000	96,157
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	124,152
Toronto-Dominion Bank
3.77%, 06/06/25	225,000	221,075
1.15%, 06/12/25	150,000	142,884
0.75%, 09/11/25	175,000	164,417
0.75%, 01/06/26	200,000	185,643
5.10%, 01/09/26	125,000	125,185
1.20%, 06/03/26	225,000	207,106
5.53%, 07/17/26	300,000	302,743
1.25%, 09/10/26	250,000	228,155
1.95%, 01/12/27	150,000	138,698
2.80%, 03/10/27	200,000	188,336
4.11%, 06/08/27	200,000	194,781
4.69%, 09/15/27	225,000	222,949
5.16%, 01/10/28	150,000	151,052
5.52%, 07/17/28	200,000	204,336
3.63%, 09/15/31 (a)(b)	250,000	239,390
Truist Bank
4.05%, 11/03/25 (a)	100,000	98,291
3.30%, 05/15/26 (a)	200,000	191,862
3.80%, 10/30/26 (a)	250,000	240,202
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Truist Financial Corp.
4.00%, 05/01/25 (a)	150,000	147,631
3.70%, 06/05/25 (a)	180,000	176,525
1.20%, 08/05/25 (a)	100,000	94,542
4.26%, 07/28/26 (a)(b)	225,000	221,417
1.27%, 03/02/27 (a)(b)	225,000	207,988
6.05%, 06/08/27 (a)(b)	300,000	304,185
1.13%, 08/03/27 (a)	100,000	87,803
4.12%, 06/06/28 (a)(b)	175,000	169,157
4.87%, 01/26/29 (a)(b)	250,000	245,960
1.89%, 06/07/29 (a)(b)	175,000	152,212
7.16%, 10/30/29 (a)(b)	300,000	320,093
5.44%, 01/24/30 (a)(b)	250,000	249,612
U.S. Bancorp
1.45%, 05/12/25 (a)	250,000	239,772
3.95%, 11/17/25 (a)	100,000	98,002
3.10%, 04/27/26 (a)	225,000	215,873
2.38%, 07/22/26 (a)	295,000	278,106
5.73%, 10/21/26 (a)(b)	225,000	226,251
3.15%, 04/27/27 (a)	200,000	189,832
2.22%, 01/27/28 (a)(b)	200,000	184,568
3.90%, 04/26/28 (a)	100,000	96,326
4.55%, 07/22/28 (a)(b)	350,000	343,207
4.65%, 02/01/29 (a)(b)	295,000	289,120
5.78%, 06/12/29 (a)(b)	275,000	279,951
5.38%, 01/23/30 (a)(b)	200,000	200,980
UBS AG
5.80%, 09/11/25	200,000	201,474
5.65%, 09/11/28	250,000	256,052
UBS Group AG
4.55%, 04/17/26	300,000	295,265
Wachovia Corp.
7.57%, 08/01/26 (d)	50,000	52,319
Wells Fargo & Co.
3.55%, 09/29/25	375,000	365,705
3.00%, 04/22/26	550,000	526,168
3.91%, 04/25/26 (a)(b)	425,000	417,106
2.19%, 04/30/26 (a)(b)	450,000	433,488
4.10%, 06/03/26	350,000	340,765
4.54%, 08/15/26 (a)(b)	275,000	271,574
3.00%, 10/23/26	525,000	497,118
3.20%, 06/17/27 (a)(b)	400,000	381,985
4.30%, 07/22/27	375,000	365,442
3.53%, 03/24/28 (a)(b)	575,000	547,376
3.58%, 05/22/28 (a)(b)	600,000	570,647
2.39%, 06/02/28 (a)(b)	500,000	457,968
4.81%, 07/25/28 (a)(b)	525,000	517,466
4.15%, 01/24/29 (a)	375,000	361,560
5.57%, 07/25/29 (a)(b)	625,000	632,232
6.30%, 10/23/29 (a)(b)	425,000	442,870
5.20%, 01/23/30 (a)(b)	400,000	399,397
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	300,000	301,505
4.81%, 01/15/26 (a)	250,000	248,773
5.45%, 08/07/26 (a)	400,000	402,778
5.25%, 12/11/26 (a)	350,000	351,520
Westpac Banking Corp.
3.74%, 08/26/25	110,000	107,964
2.85%, 05/13/26	350,000	335,660
1.15%, 06/03/26	250,000	230,539
2.70%, 08/19/26	100,000	95,081
3.35%, 03/08/27	150,000	144,032
4.04%, 08/26/27	150,000	147,127
5.46%, 11/18/27	250,000	255,197
3.40%, 01/25/28	175,000	166,489
5.54%, 11/17/28	175,000	180,025

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 11/20/28	200,000	176,597
4.32%, 11/23/31 (a)(b)	225,000	217,180
		137,537,209
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	73,075
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	75,000	73,254
2.88%, 09/15/26 (a)	100,000	95,268
5.70%, 12/15/28 (a)	100,000	103,218
Ares Management Corp
6.38%, 11/10/28 (a)	75,000	78,695
BGC Group, Inc.
8.00%, 05/25/28 (a)	50,000	53,168
BlackRock Funding, Inc.
4.70%, 03/14/29 (a)	100,000	100,160
BlackRock, Inc.
3.20%, 03/15/27	90,000	86,566
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	98,221
3.90%, 01/25/28 (a)	200,000	192,711
4.85%, 03/29/29 (a)	150,000	148,936
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	110,000	106,663
Charles Schwab Corp.
3.63%, 04/01/25 (a)(e)	55,000	54,055
3.85%, 05/21/25 (a)(e)	95,000	93,408
3.45%, 02/13/26 (a)(e)	30,000	29,092
0.90%, 03/11/26 (a)(e)	180,000	165,967
1.15%, 05/13/26 (a)(e)	135,000	124,536
5.88%, 08/24/26 (a)(e)	125,000	127,077
3.20%, 03/02/27 (a)(e)	75,000	71,457
2.45%, 03/03/27 (a)(e)	210,000	195,674
3.30%, 04/01/27 (a)(e)	105,000	99,997
3.20%, 01/25/28 (a)(e)	90,000	84,544
2.00%, 03/20/28 (a)(e)	180,000	161,397
5.64%, 05/19/29 (a)(b)(e)	175,000	177,711
6.20%, 11/17/29 (a)(b)(e)	175,000	181,917
CME Group, Inc.
3.75%, 06/15/28 (a)	75,000	72,846
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,833
Intercontinental Exchange, Inc.
3.65%, 05/23/25	175,000	171,814
3.75%, 12/01/25 (a)	225,000	220,103
3.10%, 09/15/27 (a)	75,000	70,811
4.00%, 09/15/27 (a)	250,000	242,973
3.75%, 09/21/28 (a)	100,000	96,040
Invesco Finance PLC
3.75%, 01/15/26	100,000	97,550
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	75,000	74,372
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	153,907
5.88%, 07/21/28 (a)	175,000	178,379
Lazard Group LLC
3.63%, 03/01/27 (a)	50,000	47,813
4.50%, 09/19/28 (a)	100,000	96,474
4.38%, 03/11/29 (a)	100,000	95,903
Legg Mason, Inc.
4.75%, 03/15/26	100,000	99,361
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	125,000	130,992
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
5.65%, 06/28/25	50,000	50,173
3.85%, 06/30/26 (a)	100,000	97,344
5.35%, 06/28/28 (a)	175,000	177,448
Nomura Holdings, Inc.
1.85%, 07/16/25	350,000	333,490
1.65%, 07/14/26	200,000	183,932
2.33%, 01/22/27	200,000	184,327
5.39%, 07/06/27	200,000	199,873
6.07%, 07/12/28	200,000	206,036
2.17%, 07/14/28	200,000	176,091
		6,282,652
Finance Companies 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	200,000	202,096
4.45%, 10/01/25 (a)	150,000	147,743
1.75%, 01/30/26 (a)	175,000	163,527
4.45%, 04/03/26 (a)	150,000	147,818
2.45%, 10/29/26 (a)	600,000	557,517
6.10%, 01/15/27 (a)	150,000	152,506
6.45%, 04/15/27 (a)(c)	150,000	154,044
3.65%, 07/21/27 (a)	200,000	189,340
3.88%, 01/23/28 (a)	100,000	94,882
5.75%, 06/06/28 (a)	150,000	152,043
3.00%, 10/29/28 (a)	600,000	543,565
5.10%, 01/19/29 (a)	150,000	149,220
Air Lease Corp.
3.38%, 07/01/25 (a)	145,000	141,307
2.88%, 01/15/26 (a)	225,000	215,279
3.75%, 06/01/26 (a)	125,000	120,615
1.88%, 08/15/26 (a)	200,000	184,495
2.20%, 01/15/27 (a)	150,000	138,086
3.63%, 04/01/27 (a)	100,000	95,403
3.63%, 12/01/27 (a)	100,000	94,489
5.30%, 02/01/28 (a)	100,000	100,163
2.10%, 09/01/28 (a)	100,000	87,682
4.63%, 10/01/28 (a)	100,000	97,360
Aircastle Ltd.
4.25%, 06/15/26 (a)	140,000	136,103
Ares Capital Corp.
5.88%, 03/01/29 (a)	175,000	174,583
ARES Capital Corp.
3.25%, 07/15/25 (a)	175,000	169,168
3.88%, 01/15/26 (a)	150,000	145,047
2.15%, 07/15/26 (a)	175,000	161,302
7.00%, 01/15/27	200,000	206,015
2.88%, 06/15/28 (a)	200,000	178,406
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	70,454
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	45,751
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	50,000	46,985
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	250,000	228,354
3.25%, 03/15/27 (a)	175,000	161,534
7.30%, 11/27/28 (a)(c)	75,000	78,255
4.00%, 01/15/29 (a)	100,000	91,789
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	119,553
2.75%, 09/16/26 (a)	100,000	92,223
2.13%, 02/15/27 (a)	100,000	90,331
2.85%, 09/30/28 (a)	100,000	88,208

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	100,000	97,112
4.25%, 01/15/26 (a)	75,000	72,790
3.40%, 07/15/26 (a)	150,000	141,407
2.88%, 06/11/28 (a)	150,000	132,577
5.95%, 03/15/29 (a)	100,000	99,498
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(c)	50,000	51,518
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	50,000	45,587
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	68,850
4.70%, 02/08/27 (a)	75,000	71,196
7.75%, 09/16/27 (a)	100,000	102,521
7.95%, 06/13/28 (a)(c)	100,000	103,805
7.75%, 01/15/29 (a)(c)	100,000	103,017
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	44,419
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	175,000	166,148
2.63%, 01/15/27 (a)	50,000	45,371
3.25%, 07/15/27 (a)	75,000	68,385
3.13%, 10/12/28 (a)	125,000	109,214
7.88%, 01/15/29 (a)	50,000	52,324
GATX Corp.
3.25%, 09/15/26 (a)	75,000	71,593
5.40%, 03/15/27 (a)	50,000	50,389
3.50%, 03/15/28 (a)	75,000	70,707
4.55%, 11/07/28 (a)	75,000	73,508
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	75,000	71,546
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	91,901
2.05%, 02/15/27 (a)	50,000	44,544
7.05%, 12/05/28 (a)	75,000	76,862
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	68,083
3.38%, 01/20/27 (a)	25,000	23,009
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(c)	100,000	99,885
Main Street Capital Corp.
3.00%, 07/14/26 (a)	75,000	69,906
6.95%, 03/01/29 (a)	75,000	76,221
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	72,371
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	50,000	49,525
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	45,244
7.10%, 02/15/29 (a)	50,000	51,713
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(c)	50,000	53,083
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	71,139
3.36%, 11/15/26 (a)	50,000	45,782
3.44%, 10/15/28 (a)	50,000	43,125
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(c)	100,000	100,057
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	46,137
6.95%, 08/14/28 (a)	50,000	51,421
		9,306,731
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	44,427
ORIX Corp.
3.70%, 07/18/27	50,000	48,020
5.00%, 09/13/27	100,000	99,802
		192,249
Insurance 2.7%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	194,144
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	69,593
2.88%, 10/15/26 (a)	50,000	47,538
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,592
Allstate Corp.
0.75%, 12/15/25 (a)	100,000	92,745
3.28%, 12/15/26 (a)	100,000	95,409
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	75,000	72,884
American International Group, Inc.
4.20%, 04/01/28 (a)	60,000	58,356
5.75%, 04/01/48 (a)(b)	100,000	98,265
Aon Corp.
8.21%, 01/01/27	100,000	107,758
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	105,000	98,338
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	97,842
Aon North America, Inc.
5.13%, 03/01/27 (a)	100,000	100,530
5.15%, 03/01/29 (a)	175,000	176,076
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	97,030
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	70,000	72,715
Athene Holding Ltd.
4.13%, 01/12/28 (a)	175,000	168,706
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	141,281
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	375,000	363,255
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	95,043
Centene Corp.
4.25%, 12/15/27 (a)	360,000	343,505
2.45%, 07/15/28 (a)	375,000	332,932
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	225,000	217,617
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,214
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	74,057
3.45%, 08/15/27 (a)	100,000	94,857
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	90,000	89,478
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	150,000	146,857
3.65%, 04/05/27 (a)	175,000	167,310
6.88%, 12/15/52 (a)(b)	150,000	150,416

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.
4.90%, 02/08/26 (a)	45,000	44,765
1.50%, 03/15/26 (a)	125,000	116,447
3.65%, 12/01/27 (a)	250,000	239,255
4.10%, 03/01/28 (a)	200,000	194,579
Enstar Finance LLC
5.75%, 09/01/40 (a)(b)	50,000	48,654
5.50%, 01/15/42 (a)(b)	125,000	116,726
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	271,451
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	75,000	77,895
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	98,810
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	60,000	58,058
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	73,602
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	73,694
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	64,167
Humana, Inc.
4.50%, 04/01/25 (a)	100,000	98,998
5.70%, 03/13/26 (a)	50,000	49,963
1.35%, 02/03/27 (a)	75,000	67,568
3.95%, 03/15/27 (a)	100,000	96,870
5.75%, 03/01/28 (a)	75,000	76,769
5.75%, 12/01/28 (a)	100,000	102,554
3.70%, 03/23/29 (a)	125,000	117,701
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	74,889
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	47,832
3.80%, 03/01/28 (a)	100,000	95,909
Loews Corp.
3.75%, 04/01/26 (a)	100,000	97,506
Manulife Financial Corp.
4.15%, 03/04/26	175,000	172,160
4.06%, 02/24/32 (a)(b)	125,000	119,928
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	47,382
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	100,000	97,782
4.38%, 03/15/29 (a)	250,000	245,987
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	72,211
MetLife, Inc.
3.60%, 11/13/25 (a)	75,000	73,253
MGIC Investment Corp.
5.25%, 08/15/28 (a)	150,000	146,140
Old Republic International Corp.
3.88%, 08/26/26 (a)	75,000	72,530
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	97,845
Progressive Corp.
2.45%, 01/15/27	100,000	93,730
2.50%, 03/15/27 (a)	75,000	70,351
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	93,639
5.38%, 05/15/45 (a)(b)	250,000	247,785
4.50%, 09/15/47 (a)(b)	125,000	117,640
5.70%, 09/15/48 (a)(b)	150,000	148,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Radian Group, Inc.
4.88%, 03/15/27 (a)	75,000	73,279
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	50,000	48,870
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	44,168
3.45%, 07/01/27 (a)	50,000	47,369
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	98,120
UnitedHealth Group, Inc.
3.75%, 07/15/25	100,000	98,326
5.15%, 10/15/25	125,000	125,157
3.70%, 12/15/25	100,000	97,892
1.25%, 01/15/26	150,000	140,540
3.10%, 03/15/26	200,000	193,376
1.15%, 05/15/26 (a)	200,000	185,019
3.45%, 01/15/27	125,000	120,867
4.60%, 04/15/27 (a)	100,000	99,482
3.70%, 05/15/27 (a)	150,000	145,485
2.95%, 10/15/27	225,000	211,852
5.25%, 02/15/28 (a)	100,000	101,837
3.85%, 06/15/28	175,000	169,578
3.88%, 12/15/28	100,000	96,495
4.25%, 01/15/29 (a)	200,000	196,112
Voya Financial, Inc.
3.65%, 06/15/26	50,000	48,221
4.70%, 01/23/48 (a)(b)	55,000	46,833
Willis North America, Inc.
4.65%, 06/15/27 (a)	95,000	93,509
4.50%, 09/15/28 (a)	100,000	97,555
		10,916,824
REITs 2.7%
Agree LP
2.00%, 06/15/28 (a)	60,000	52,824
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	97,875
4.30%, 01/15/26 (a)	50,000	49,210
3.95%, 01/15/27 (a)	110,000	106,293
3.95%, 01/15/28 (a)	75,000	71,882
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	96,161
4.90%, 02/15/29 (a)	50,000	49,150
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	75,000	73,496
3.50%, 11/15/25 (a)	100,000	97,515
2.95%, 05/11/26 (a)	125,000	119,654
3.35%, 05/15/27 (a)	75,000	71,575
3.20%, 01/15/28 (a)	50,000	47,084
1.90%, 12/01/28 (a)	50,000	43,878
Boston Properties LP
3.65%, 02/01/26 (a)	200,000	192,824
6.75%, 12/01/27 (a)	125,000	129,806
4.50%, 12/01/28 (a)	175,000	166,747
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	150,000	146,111
3.90%, 03/15/27 (a)	50,000	47,999
2.25%, 04/01/28 (a)	10,000	8,890
Camden Property Trust
5.85%, 11/03/26 (a)	100,000	101,965
4.10%, 10/15/28 (a)	75,000	72,794
COPT Defense Properties LP
2.25%, 03/15/26 (a)	75,000	70,564
2.00%, 01/15/29 (a)	75,000	62,978

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
4.00%, 11/15/25 (a)	50,000	48,804
3.13%, 09/01/26 (a)	50,000	47,500
2.25%, 12/15/28 (a)	50,000	43,936
4.38%, 02/15/29 (a)	50,000	48,050
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	167,296
5.55%, 01/15/28 (a)	165,000	166,212
4.45%, 07/15/28 (a)	100,000	96,910
DOC DR LLC
4.30%, 03/15/27 (a)	75,000	73,436
3.95%, 01/15/28 (a)	50,000	47,793
EPR Properties
4.75%, 12/15/26 (a)	25,000	24,217
4.50%, 06/01/27 (a)	100,000	95,389
4.95%, 04/15/28 (a)	75,000	71,498
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	141,689
3.50%, 03/01/28 (a)	100,000	94,928
4.15%, 12/01/28 (a)	50,000	48,508
Essex Portfolio LP
3.50%, 04/01/25 (a)	15,000	14,699
3.63%, 05/01/27 (a)	75,000	71,463
1.70%, 03/01/28 (a)	125,000	109,723
4.00%, 03/01/29 (a)	75,000	71,555
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,156
3.88%, 12/15/27 (a)	75,000	71,257
5.70%, 04/01/28 (a)	100,000	101,850
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	92,646
5.38%, 05/01/28 (a)	100,000	100,195
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	95,488
3.75%, 07/01/27 (a)	75,000	70,880
Healthpeak OP LLC
4.00%, 06/01/25 (a)	100,000	98,171
3.25%, 07/15/26 (a)	50,000	47,859
1.35%, 02/01/27 (a)	125,000	112,873
2.13%, 12/01/28 (a)	75,000	66,018
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	47,289
4.13%, 03/15/28 (a)	50,000	46,845
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	100,000	97,936
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	75,000	66,446
Kilroy Realty LP
4.38%, 10/01/25 (a)	50,000	48,991
4.75%, 12/15/28 (a)	75,000	71,728
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	94,352
1.90%, 03/01/28 (a)	75,000	66,343
Kite Realty Group LP
4.00%, 10/01/26 (a)	75,000	71,546
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	52,193
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	98,050
1.10%, 09/15/26 (a)	125,000	113,431
3.60%, 06/01/27 (a)	50,000	48,066
3.95%, 03/15/29 (a)	100,000	96,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NNN REIT, Inc.
4.00%, 11/15/25 (a)	75,000	73,383
3.50%, 10/15/27 (a)	100,000	94,805
4.30%, 10/15/28 (a)	50,000	48,394
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	99,398
4.50%, 04/01/27 (a)	125,000	121,048
4.75%, 01/15/28 (a)	75,000	72,451
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	100,000	106,582
Prologis LP
3.25%, 06/30/26 (a)	75,000	72,306
3.25%, 10/01/26 (a)	100,000	95,786
3.38%, 12/15/27 (a)	100,000	95,015
4.88%, 06/15/28 (a)	50,000	50,119
3.88%, 09/15/28 (a)	200,000	192,561
Public Storage Operating Co.
0.88%, 02/15/26 (a)	100,000	92,496
1.50%, 11/09/26 (a)	150,000	137,686
3.09%, 09/15/27 (a)(f)	100,000	94,689
1.85%, 05/01/28 (a)	100,000	89,123
1.95%, 11/09/28 (a)	50,000	44,185
5.13%, 01/15/29 (a)	50,000	50,880
Realty Income Corp.
3.88%, 04/15/25 (a)	85,000	83,671
4.63%, 11/01/25 (a)	75,000	74,300
5.05%, 01/13/26 (a)	100,000	99,705
0.75%, 03/15/26 (a)	50,000	45,898
4.88%, 06/01/26 (a)	125,000	124,213
4.13%, 10/15/26 (a)	100,000	97,708
3.00%, 01/15/27 (a)	150,000	141,870
3.95%, 08/15/27 (a)	100,000	97,013
3.40%, 01/15/28 (a)	100,000	94,442
2.10%, 03/15/28 (a)	100,000	89,625
2.20%, 06/15/28 (a)	50,000	44,731
4.70%, 12/15/28 (a)	50,000	49,287
4.75%, 02/15/29 (a)	75,000	74,183
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	120,402
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	51,842
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	50,000	49,700
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	74,445
Simon Property Group LP
3.50%, 09/01/25 (a)	175,000	170,929
3.30%, 01/15/26 (a)	125,000	120,919
3.25%, 11/30/26 (a)	125,000	119,536
1.38%, 01/15/27 (a)	100,000	90,978
3.38%, 06/15/27 (a)	150,000	143,177
3.38%, 12/01/27 (a)	100,000	94,822
1.75%, 02/01/28 (a)	100,000	89,155
SITE Centers Corp.
4.25%, 02/01/26 (a)	75,000	73,865
4.70%, 06/01/27 (a)	50,000	49,325
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	47,387
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	52,493
5.50%, 01/15/29 (a)	80,000	79,906
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	46,928
3.88%, 07/15/27 (a)	50,000	46,382

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	70,875
3.50%, 07/01/27 (a)	110,000	103,931
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	97,703
3.25%, 10/15/26 (a)	75,000	71,026
4.00%, 03/01/28 (a)	100,000	95,457
4.40%, 01/15/29 (a)	125,000	120,414
Welltower OP LLC
4.00%, 06/01/25 (a)	150,000	147,483
4.25%, 04/01/26 (a)	125,000	122,557
2.70%, 02/15/27 (a)	75,000	70,364
4.25%, 04/15/28 (a)	100,000	97,094
2.05%, 01/15/29 (a)	100,000	87,233
4.13%, 03/15/29 (a)	100,000	95,761
WP Carey, Inc.
4.25%, 10/01/26 (a)	75,000	73,387
		10,956,759
		175,192,424

Industrial 49.0%
Basic Industry 1.8%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	70,000	66,388
1.85%, 05/15/27 (a)	100,000	91,862
4.60%, 02/08/29 (a)	125,000	124,398
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,159
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	180,292
ArcelorMittal SA
4.55%, 03/11/26	100,000	98,480
6.55%, 11/29/27 (a)	200,000	207,701
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	185,000	184,418
6.42%, 03/01/26	50,000	51,185
4.75%, 02/28/28 (a)	150,000	149,715
5.10%, 09/08/28 (a)	150,000	151,660
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	50,000	45,552
6.17%, 07/15/27 (a)	300,000	305,619
6.35%, 11/15/28 (a)	190,000	197,187
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,411
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,863
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	275,000	271,453
4.73%, 11/15/28 (a)	375,000	374,620
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	48,759
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	95,036
1.65%, 02/01/27 (a)	125,000	114,598
3.25%, 12/01/27 (a)	75,000	71,246
5.25%, 01/15/28 (a)	45,000	45,901
EIDP, Inc.
1.70%, 07/15/25 (a)	150,000	143,236
4.50%, 05/15/26 (a)	50,000	49,472
FMC Corp.
3.20%, 10/01/26 (a)	125,000	118,147
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	125,000	119,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	58,173
Kinross Gold Corp.
4.50%, 07/15/27 (a)	75,000	73,318
Linde, Inc.
4.70%, 12/05/25 (a)	75,000	74,671
3.20%, 01/30/26 (a)	150,000	145,497
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	95,471
LYB International Finance III LLC
1.25%, 10/01/25 (a)	100,000	93,937
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	120,654
5.38%, 11/15/28 (a)	50,000	50,628
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26 (c)	150,000	150,413
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	96,169
4.30%, 05/23/27 (a)	150,000	147,150
Nutrien Ltd.
3.00%, 04/01/25 (a)	75,000	73,151
4.00%, 12/15/26 (a)	75,000	72,779
4.90%, 03/27/28 (a)	110,000	109,559
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	71,320
PPG Industries, Inc.
1.20%, 03/15/26 (a)	125,000	115,855
3.75%, 03/15/28 (a)	100,000	96,275
Reliance, Inc.
1.30%, 08/15/25 (a)	50,000	47,350
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	109,100
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	71,782
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	75,000	73,154
4.25%, 08/08/25	75,000	73,947
3.95%, 01/15/26 (a)	50,000	48,986
3.45%, 06/01/27 (a)	225,000	215,105
Southern Copper Corp.
3.88%, 04/23/25	75,000	73,563
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	35,000	33,708
5.00%, 12/15/26 (a)	100,000	99,376
1.65%, 10/15/27 (a)	50,000	44,593
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	70,570
6.00%, 01/15/29 (a)	300,000	301,670
Suzano International Finance BV
5.50%, 01/17/27	75,000	74,860
Vale Overseas Ltd.
6.25%, 08/10/26	70,000	71,254
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	120,266
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	52,781
WRKCo, Inc.
4.65%, 03/15/26 (a)	150,000	148,109
4.00%, 03/15/28 (a)	100,000	96,180
3.90%, 06/01/28 (a)	100,000	95,432
4.90%, 03/15/29 (a)	125,000	124,136
		7,382,954

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 5.3%
3M Co.
2.65%, 04/15/25 (a)	125,000	121,387
3.00%, 08/07/25	100,000	97,150
2.88%, 10/15/27 (a)(f)	185,000	172,394
3.63%, 09/14/28 (a)	75,000	71,132
3.38%, 03/01/29 (a)	150,000	139,432
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,357
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	47,788
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	144,678
4.50%, 05/15/28 (a)	100,000	97,533
Amphenol Corp.
4.75%, 03/30/26	50,000	49,677
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	74,180
Berry Global, Inc.
1.57%, 01/15/26 (a)	270,000	252,822
1.65%, 01/15/27 (a)	125,000	113,542
Boeing Co.
4.88%, 05/01/25 (a)	500,000	494,454
2.60%, 10/30/25 (a)	50,000	47,606
2.75%, 02/01/26 (a)	200,000	189,677
2.20%, 02/04/26 (a)	850,000	796,102
3.10%, 05/01/26 (a)	100,000	94,998
2.25%, 06/15/26 (a)	75,000	69,666
2.70%, 02/01/27 (a)	155,000	142,877
2.80%, 03/01/27 (a)	50,000	46,282
5.04%, 05/01/27 (a)	300,000	294,371
3.25%, 02/01/28 (a)	170,000	156,503
3.25%, 03/01/28 (a)	70,000	64,246
3.45%, 11/01/28 (a)	50,000	45,739
3.20%, 03/01/29 (a)	150,000	134,120
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	95,456
Carrier Global Corp.
5.80%, 11/30/25	100,000	100,681
2.49%, 02/15/27 (a)	150,000	139,863
Caterpillar Financial Services Corp.
3.40%, 05/13/25	200,000	196,150
3.65%, 08/12/25	175,000	171,620
0.80%, 11/13/25	250,000	234,057
4.80%, 01/06/26	200,000	199,784
5.05%, 02/27/26	125,000	125,195
0.90%, 03/02/26	250,000	231,634
4.35%, 05/15/26	75,000	74,225
1.15%, 09/14/26	100,000	91,588
1.70%, 01/08/27	100,000	92,216
4.50%, 01/08/27	75,000	74,548
3.60%, 08/12/27	115,000	110,900
1.10%, 09/14/27	135,000	119,683
4.85%, 02/27/29	100,000	100,644
CNH Industrial Capital LLC
3.95%, 05/23/25	75,000	73,655
5.45%, 10/14/25	75,000	75,206
1.88%, 01/15/26 (a)	75,000	70,582
1.45%, 07/15/26 (a)	100,000	91,841
4.55%, 04/10/28 (a)	75,000	73,536
5.50%, 01/12/29 (a)	75,000	76,144
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	48,026
Deere & Co.
2.75%, 04/15/25 (a)	125,000	121,950
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dover Corp.
3.15%, 11/15/25 (a)	75,000	72,509
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,841
4.35%, 05/18/28 (a)	100,000	98,672
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	97,752
0.88%, 10/15/26 (a)	150,000	136,140
2.00%, 12/21/28 (a)	190,000	168,977
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	143,529
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	100,000	98,113
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	50,000	48,415
General Dynamics Corp.
3.25%, 04/01/25 (a)	150,000	147,196
3.50%, 05/15/25 (a)	100,000	98,258
1.15%, 06/01/26 (a)	75,000	69,154
2.13%, 08/15/26 (a)	75,000	70,360
3.50%, 04/01/27 (a)	125,000	120,835
2.63%, 11/15/27 (a)	50,000	46,483
3.75%, 05/15/28 (a)	175,000	169,684
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	110,750
Hexcel Corp.
4.95%, 08/15/25 (a)	55,000	54,736
4.20%, 02/15/27 (a)	75,000	71,587
Honeywell International, Inc.
1.35%, 06/01/25 (a)	175,000	167,738
2.50%, 11/01/26 (a)	275,000	259,854
1.10%, 03/01/27 (a)	175,000	158,205
4.25%, 01/15/29 (a)	150,000	147,747
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	101,528
6.75%, 01/15/28	75,000	78,458
3.00%, 01/15/29 (a)	100,000	90,447
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	72,491
3.15%, 08/15/27 (a)	105,000	99,184
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	122,685
3.48%, 12/01/27 (a)	50,000	47,009
2.04%, 08/16/28 (a)	100,000	87,452
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	150,000	142,288
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	75,000	76,100
John Deere Capital Corp.
3.40%, 06/06/25	150,000	147,099
4.95%, 06/06/25	150,000	149,862
4.05%, 09/08/25	200,000	197,292
3.40%, 09/11/25	125,000	122,102
4.80%, 01/09/26	230,000	229,417
0.70%, 01/15/26	225,000	209,023
2.65%, 06/10/26	100,000	95,437
1.05%, 06/17/26	125,000	115,054
2.25%, 09/14/26	50,000	46,989
1.30%, 10/13/26	75,000	68,534
1.70%, 01/11/27	100,000	91,976
2.35%, 03/08/27	100,000	93,430
1.75%, 03/09/27	100,000	91,856
2.80%, 09/08/27	100,000	93,905
4.15%, 09/15/27	150,000	147,432
4.75%, 01/20/28	180,000	180,502

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/03/28	100,000	100,771
1.50%, 03/06/28	100,000	88,600
4.95%, 07/14/28	225,000	226,954
4.50%, 01/16/29	150,000	148,548
3.45%, 03/07/29	100,000	94,670
Johnson Controls International PLC
3.90%, 02/14/26 (a)	75,000	73,144
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	49,151
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	100,000	98,338
3.85%, 12/15/26 (a)	50,000	48,411
5.40%, 01/15/27	200,000	201,455
4.40%, 06/15/28 (a)	250,000	243,611
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	80,000	74,926
4.40%, 03/15/29 (a)	100,000	93,950
Lennox International, Inc.
1.35%, 08/01/25 (a)	75,000	70,951
5.50%, 09/15/28 (a)	75,000	76,066
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	50,000	49,974
3.55%, 01/15/26 (a)	125,000	122,020
5.10%, 11/15/27 (a)	125,000	126,621
4.45%, 05/15/28 (a)	100,000	99,131
4.50%, 02/15/29 (a)	100,000	99,178
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	95,476
Masco Corp.
3.50%, 11/15/27 (a)	50,000	47,226
1.50%, 02/15/28 (a)	100,000	87,638
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,997
Nordson Corp.
5.60%, 09/15/28 (a)	60,000	61,180
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	95,677
3.25%, 01/15/28 (a)	250,000	236,320
4.60%, 02/01/29 (a)	125,000	123,713
nVent Finance SARL
4.55%, 04/15/28 (a)	75,000	72,988
Oshkosh Corp.
4.60%, 05/15/28 (a)	60,000	58,935
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	193,411
2.29%, 04/05/27 (a)	75,000	69,585
5.25%, 08/16/28 (a)	100,000	101,449
Owens Corning
3.40%, 08/15/26 (a)	75,000	71,997
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,363
4.25%, 09/15/27 (a)	195,000	191,278
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	146,813
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	150,000	150,957
6.05%, 04/15/28 (a)(c)	180,000	182,769
Republic Services, Inc.
0.88%, 11/15/25 (a)	50,000	46,640
3.38%, 11/15/27 (a)	150,000	142,679
3.95%, 05/15/28 (a)	125,000	120,987
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	71,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RTX Corp.
3.95%, 08/16/25 (a)	235,000	231,176
2.65%, 11/01/26 (a)	100,000	94,315
5.75%, 11/08/26 (a)	350,000	355,577
3.50%, 03/15/27 (a)	210,000	201,828
3.13%, 05/04/27 (a)	150,000	142,135
7.20%, 08/15/27	25,000	26,781
4.13%, 11/16/28 (a)	450,000	435,588
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,268
Sonoco Products Co.
2.25%, 02/01/27 (a)	75,000	69,645
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	75,000	72,400
6.27%, 03/06/26 (a)	75,000	75,093
6.00%, 03/06/28 (a)	50,000	51,597
4.25%, 11/15/28 (a)	100,000	97,081
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	75,000	69,854
2.25%, 04/01/28 (a)	100,000	90,023
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	48,796
3.65%, 03/15/27 (a)	65,000	62,426
3.38%, 03/01/28 (a)	50,000	46,895
Timken Co.
4.50%, 12/15/28 (a)	50,000	49,095
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	48,432
3.80%, 03/21/29 (a)	125,000	119,049
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	95,735
Veralto Corp.
5.50%, 09/18/26 (a)(c)	110,000	110,451
5.35%, 09/18/28 (a)(c)	125,000	127,054
Vontier Corp.
1.80%, 04/01/26 (a)	81,000	75,235
2.40%, 04/01/28 (a)	75,000	66,521
Vulcan Materials Co.
4.50%, 04/01/25 (a)	75,000	74,225
3.90%, 04/01/27 (a)	75,000	72,723
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	97,543
Waste Management, Inc.
0.75%, 11/15/25 (a)	150,000	140,059
3.15%, 11/15/27 (a)	100,000	94,830
1.15%, 03/15/28 (a)	100,000	87,212
4.88%, 02/15/29 (a)	50,000	50,500
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	97,128
3.45%, 11/15/26 (a)	125,000	119,584
4.70%, 09/15/28 (a)(g)	150,000	147,706
Xylem, Inc.
3.25%, 11/01/26 (a)	75,000	71,667
1.95%, 01/30/28 (a)	100,000	89,838
		21,280,007
Communications 5.7%
American Tower Corp.
4.00%, 06/01/25 (a)	125,000	122,773
1.30%, 09/15/25 (a)	75,000	70,725
4.40%, 02/15/26 (a)	100,000	98,356
1.60%, 04/15/26 (a)	100,000	92,910
1.45%, 09/15/26 (a)	100,000	91,266
3.38%, 10/15/26 (a)	150,000	143,390
2.75%, 01/15/27 (a)	150,000	140,527

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 01/15/27 (a)	75,000	70,974
3.65%, 03/15/27 (a)	50,000	47,951
3.55%, 07/15/27 (a)	125,000	118,914
3.60%, 01/15/28 (a)	125,000	118,183
1.50%, 01/31/28 (a)	150,000	131,002
5.50%, 03/15/28 (a)	25,000	25,227
5.25%, 07/15/28 (a)	125,000	125,104
5.80%, 11/15/28 (a)	150,000	153,702
5.20%, 02/15/29 (a)	125,000	125,026
AT&T, Inc.
3.88%, 01/15/26 (a)	145,000	141,752
5.54%, 02/20/26 (a)	250,000	249,958
1.70%, 03/25/26 (a)	475,000	444,171
2.95%, 07/15/26 (a)	50,000	47,639
3.80%, 02/15/27 (a)	100,000	96,836
4.25%, 03/01/27 (a)	250,000	245,567
2.30%, 06/01/27 (a)	370,000	341,051
1.65%, 02/01/28 (a)	365,000	323,394
4.10%, 02/15/28 (a)	250,000	242,551
4.35%, 03/01/29 (a)	475,000	463,063
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	710,000	701,691
6.15%, 11/10/26 (a)	160,000	161,243
3.75%, 02/15/28 (a)	175,000	162,403
4.20%, 03/15/28 (a)	185,000	174,341
2.25%, 01/15/29 (a)	150,000	127,685
5.05%, 03/30/29 (a)	225,000	216,988
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	244,440
3.95%, 10/15/25 (a)	450,000	442,626
5.25%, 11/07/25	75,000	75,316
3.15%, 03/01/26 (a)	350,000	339,025
2.35%, 01/15/27 (a)	200,000	187,126
3.30%, 02/01/27 (a)	205,000	196,757
3.30%, 04/01/27 (a)	125,000	119,639
5.35%, 11/15/27 (a)	125,000	127,430
3.15%, 02/15/28 (a)	225,000	212,257
3.55%, 05/01/28 (a)	150,000	143,163
4.15%, 10/15/28 (a)	625,000	610,319
4.55%, 01/15/29 (a)	150,000	148,954
Crown Castle, Inc.
1.35%, 07/15/25 (a)	90,000	85,471
4.45%, 02/15/26 (a)	150,000	147,531
3.70%, 06/15/26 (a)	60,000	57,964
1.05%, 07/15/26 (a)	160,000	145,544
4.00%, 03/01/27 (a)	100,000	96,770
2.90%, 03/15/27 (a)	150,000	140,378
3.65%, 09/01/27 (a)	150,000	142,342
5.00%, 01/11/28 (a)	165,000	163,373
3.80%, 02/15/28 (a)	150,000	142,179
4.30%, 02/15/29 (a)	150,000	144,032
Discovery Communications LLC
3.95%, 06/15/25 (a)	100,000	98,277
4.90%, 03/11/26 (a)	100,000	99,031
3.95%, 03/20/28 (a)	275,000	260,562
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,556
Fox Corp.
3.05%, 04/07/25 (a)	105,000	102,410
4.71%, 01/25/29 (a)	300,000	296,060
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	73,774
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	384,961
4.60%, 05/15/28 (a)	250,000	249,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Netflix, Inc.
4.38%, 11/15/26	250,000	246,305
4.88%, 04/15/28	235,000	234,672
5.88%, 11/15/28	275,000	285,930
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	225,000	218,601
Paramount Global
4.00%, 01/15/26 (a)	50,000	48,229
2.90%, 01/15/27 (a)	75,000	68,775
3.38%, 02/15/28 (a)	100,000	89,226
3.70%, 06/01/28 (a)	75,000	67,530
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	121,396
2.90%, 11/15/26 (a)	75,000	70,731
3.20%, 03/15/27 (a)	200,000	189,956
5.00%, 02/15/29 (a)	175,000	173,891
Sprint Capital Corp.
6.88%, 11/15/28	350,000	372,780
Sprint LLC
7.63%, 03/01/26 (a)	250,000	258,179
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	205,000	201,146
3.70%, 04/14/27 (a)	100,000	96,018
4.95%, 03/28/28 (a)	100,000	99,661
TCI Communications, Inc.
7.88%, 02/15/26	75,000	78,650
7.13%, 02/15/28	75,000	80,883
Telefonica Emisiones SA
4.10%, 03/08/27	200,000	194,611
TELUS Corp.
2.80%, 02/16/27 (a)	40,000	37,583
3.70%, 09/15/27 (a)	120,000	114,792
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	450,000	441,165
1.50%, 02/15/26 (a)	190,000	177,422
2.25%, 02/15/26 (a)	275,000	260,244
2.63%, 04/15/26 (a)	225,000	213,785
3.75%, 04/15/27 (a)	575,000	553,815
5.38%, 04/15/27 (a)	75,000	75,431
4.75%, 02/01/28 (a)	250,000	246,784
2.05%, 02/15/28 (a)	200,000	179,243
4.95%, 03/15/28 (a)	150,000	149,769
4.80%, 07/15/28 (a)	150,000	148,802
4.85%, 01/15/29 (a)	200,000	198,660
2.63%, 02/15/29 (a)	125,000	111,990
2.40%, 03/15/29 (a)	75,000	66,524
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	97,289
3.00%, 02/13/26	150,000	144,747
1.85%, 07/30/26	150,000	140,387
2.95%, 06/15/27	150,000	142,724
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	150,000	139,816
1.45%, 03/20/26 (a)	375,000	349,743
2.63%, 08/15/26	285,000	270,076
4.13%, 03/16/27	475,000	464,684
3.00%, 03/22/27 (a)	125,000	118,536
2.10%, 03/22/28 (a)	500,000	450,349
4.33%, 09/21/28	690,000	674,950
3.88%, 02/08/29 (a)	150,000	143,674
Vodafone Group PLC
4.13%, 05/30/25	225,000	221,626
4.38%, 05/30/28	125,000	123,251
Walt Disney Co.
3.70%, 10/15/25 (a)	100,000	97,985
1.75%, 01/13/26	225,000	212,815

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 11/15/26 (a)	100,000	96,284
3.70%, 03/23/27	75,000	72,969
2.20%, 01/13/28	175,000	160,810
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	175,000	174,982
3.76%, 03/15/27 (a)	590,000	562,965
4.05%, 03/15/29 (a)	250,000	234,171
		22,836,616
Consumer Cyclical 8.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	375,000	354,856
Amazon.com, Inc.
3.00%, 04/13/25	240,000	234,964
0.80%, 06/03/25 (a)	200,000	190,649
4.60%, 12/01/25	195,000	194,240
5.20%, 12/03/25 (a)	125,000	125,582
1.00%, 05/12/26 (a)	450,000	415,672
3.30%, 04/13/27 (a)	285,000	274,221
1.20%, 06/03/27 (a)	150,000	134,966
3.15%, 08/22/27 (a)	500,000	476,766
4.55%, 12/01/27 (a)	300,000	300,050
1.65%, 05/12/28 (a)	335,000	299,353
American Honda Finance Corp.
4.60%, 04/17/25	125,000	124,123
5.00%, 05/23/25	200,000	199,269
1.20%, 07/08/25	25,000	23,761
1.00%, 09/10/25	165,000	155,448
5.80%, 10/03/25	150,000	151,470
5.25%, 07/07/26	175,000	176,070
1.30%, 09/09/26	150,000	137,439
2.30%, 09/09/26	125,000	117,378
2.35%, 01/08/27	75,000	70,158
4.90%, 03/12/27	100,000	99,830
4.70%, 01/12/28	100,000	99,737
3.50%, 02/15/28	100,000	95,126
2.00%, 03/24/28	100,000	90,089
5.13%, 07/07/28	125,000	126,621
5.65%, 11/15/28	125,000	128,934
2.25%, 01/12/29	100,000	89,347
4.90%, 03/13/29	125,000	124,681
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	47,186
1.95%, 08/01/28 (a)	75,000	65,023
AutoZone, Inc.
3.25%, 04/15/25 (a)	65,000	63,493
3.63%, 04/15/25 (a)	115,000	112,921
3.13%, 04/21/26 (a)	75,000	72,194
3.75%, 06/01/27 (a)	100,000	96,619
4.50%, 02/01/28 (a)	50,000	49,305
6.25%, 11/01/28 (a)	100,000	104,928
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	73,710
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	99,612
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	145,703
3.55%, 03/15/28 (a)	100,000	95,567
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	185,301
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	99,016
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	95,672
1.38%, 06/20/27 (a)	250,000	226,249
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	94,212
4.90%, 02/20/29 (a)	75,000	75,477
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	72,200
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,090
3.88%, 04/15/27 (a)	100,000	96,620
4.13%, 05/01/28 (a)	100,000	97,144
5.20%, 07/05/28 (a)	100,000	100,625
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	147,518
4.20%, 05/15/28 (a)	200,000	193,409
DR Horton, Inc.
2.60%, 10/15/25 (a)	65,000	62,354
1.30%, 10/15/26 (a)	100,000	90,965
1.40%, 10/15/27 (a)	75,000	66,585
eBay, Inc.
1.40%, 05/10/26 (a)	125,000	115,888
3.60%, 06/05/27 (a)	125,000	120,138
5.95%, 11/22/27 (a)	75,000	77,468
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	124,303
4.63%, 08/01/27 (a)	250,000	245,361
Ford Motor Co.
4.35%, 12/08/26 (a)	250,000	243,623
6.63%, 10/01/28	75,000	78,782
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (a)	250,000	247,868
4.13%, 08/04/25	250,000	244,506
3.38%, 11/13/25 (a)	300,000	288,734
4.39%, 01/08/26	200,000	195,112
6.95%, 03/06/26 (a)	200,000	203,873
6.95%, 06/10/26 (a)	200,000	204,394
2.70%, 08/10/26 (a)	250,000	233,181
4.27%, 01/09/27 (a)	200,000	192,440
5.80%, 03/05/27 (a)	200,000	200,756
4.95%, 05/28/27 (a)	210,000	204,994
4.13%, 08/17/27 (a)	200,000	189,881
3.82%, 11/02/27 (a)	200,000	187,510
7.35%, 11/04/27 (a)	200,000	209,888
2.90%, 02/16/28 (a)	200,000	180,846
6.80%, 05/12/28 (a)	225,000	233,798
6.80%, 11/07/28 (a)	225,000	234,833
5.80%, 03/08/29 (a)	250,000	250,957
General Motors Co.
4.00%, 04/01/25	105,000	103,362
6.13%, 10/01/25 (a)	325,000	327,826
4.20%, 10/01/27 (a)	100,000	96,927
6.80%, 10/01/27 (a)	150,000	157,177
5.00%, 10/01/28 (a)	150,000	149,497
General Motors Financial Co., Inc.
3.80%, 04/07/25	200,000	196,322
4.35%, 04/09/25 (a)	150,000	148,146
2.75%, 06/20/25 (a)	200,000	193,324
4.30%, 07/13/25 (a)	125,000	123,083
6.05%, 10/10/25	175,000	176,353
1.25%, 01/08/26 (a)	225,000	209,544
5.25%, 03/01/26 (a)	225,000	224,477
5.40%, 04/06/26	150,000	150,125
1.50%, 06/10/26 (a)	250,000	230,122
4.00%, 10/06/26 (a)	125,000	121,167
4.35%, 01/17/27 (a)	200,000	195,360
2.35%, 02/26/27 (a)	150,000	138,524
5.00%, 04/09/27 (a)	200,000	198,616
5.40%, 05/08/27	175,000	175,542
2.70%, 08/20/27 (a)	125,000	115,229

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 01/05/28 (a)	50,000	47,660
6.00%, 01/09/28 (a)	150,000	153,855
2.40%, 04/10/28 (a)	175,000	157,340
5.80%, 06/23/28 (a)	200,000	203,992
2.40%, 10/15/28 (a)	150,000	132,904
5.80%, 01/07/29 (a)	200,000	203,706
5.65%, 01/17/29 (a)	100,000	101,285
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,285
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	115,000	114,351
5.38%, 04/15/26 (a)	175,000	173,636
5.75%, 06/01/28 (a)	75,000	75,203
5.30%, 01/15/29 (a)	100,000	98,524
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,568
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	98,594
Home Depot, Inc.
3.35%, 09/15/25 (a)	245,000	239,601
3.00%, 04/01/26 (a)	250,000	241,280
2.13%, 09/15/26 (a)	200,000	187,597
4.95%, 09/30/26 (a)	100,000	100,154
2.50%, 04/15/27 (a)	150,000	140,623
2.88%, 04/15/27 (a)	120,000	113,905
2.80%, 09/14/27 (a)	180,000	169,659
0.90%, 03/15/28 (a)	50,000	43,486
1.50%, 09/15/28 (a)	160,000	140,499
3.90%, 12/06/28 (a)	175,000	170,076
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	140,730
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(d)	80,000	79,806
4.85%, 03/15/26 (a)	50,000	49,486
5.75%, 01/30/27 (a)	100,000	101,650
4.38%, 09/15/28 (a)	75,000	72,810
JD.com, Inc.
3.88%, 04/29/26	200,000	194,236
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	50,000	53,000
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	250,000	237,016
Lear Corp.
3.80%, 09/15/27 (a)	100,000	95,860
Lennar Corp.
4.75%, 05/30/25 (a)	75,000	74,365
5.25%, 06/01/26 (a)	50,000	49,982
5.00%, 06/15/27 (a)	50,000	49,784
4.75%, 11/29/27 (a)	125,000	123,526
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	101,817
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	125,000	123,305
4.40%, 09/08/25	150,000	148,194
3.38%, 09/15/25 (a)	100,000	97,457
4.80%, 04/01/26 (a)	150,000	149,149
2.50%, 04/15/26 (a)	225,000	214,004
3.35%, 04/01/27 (a)	125,000	119,459
3.10%, 05/03/27 (a)	225,000	213,452
1.30%, 04/15/28 (a)	150,000	130,954
1.70%, 09/15/28 (a)	160,000	139,991
Magna International, Inc.
4.15%, 10/01/25 (a)	125,000	123,059
5.98%, 03/21/26 (a)	50,000	50,013
5.05%, 03/14/29 (a)	75,000	74,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marriott International, Inc.
5.75%, 05/01/25 (a)	125,000	125,345
3.75%, 10/01/25 (a)	100,000	97,613
3.13%, 06/15/26 (a)	100,000	95,590
5.00%, 10/15/27 (a)	175,000	174,708
4.00%, 04/15/28 (a)	75,000	72,254
5.55%, 10/15/28 (a)	100,000	102,216
4.65%, 12/01/28 (a)	50,000	49,187
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	48,959
3.30%, 07/01/25 (a)	125,000	122,217
1.45%, 09/01/25 (a)	50,000	47,471
3.70%, 01/30/26 (a)	275,000	269,207
3.50%, 03/01/27 (a)	135,000	130,468
3.50%, 07/01/27 (a)	150,000	143,899
3.80%, 04/01/28 (a)	175,000	168,864
4.80%, 08/14/28 (a)	100,000	100,286
Meritage Homes Corp.
5.13%, 06/06/27 (a)	45,000	44,436
NIKE, Inc.
2.38%, 11/01/26 (a)	150,000	141,400
2.75%, 03/27/27 (a)	150,000	142,065
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	97,089
3.60%, 09/01/27 (a)	100,000	95,610
4.35%, 06/01/28 (a)	150,000	147,512
PACCAR Financial Corp.
3.55%, 08/11/25 (f)	150,000	147,009
4.95%, 10/03/25	75,000	74,881
4.45%, 03/30/26	75,000	74,455
1.10%, 05/11/26	50,000	46,255
2.00%, 02/04/27	100,000	92,565
4.60%, 01/10/28	50,000	49,859
4.95%, 08/10/28	50,000	50,510
4.60%, 01/31/29	100,000	99,464
PulteGroup, Inc.
5.50%, 03/01/26 (a)	125,000	125,175
5.00%, 01/15/27 (a)	25,000	24,933
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	98,746
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	97,870
Ross Stores, Inc.
4.60%, 04/15/25 (a)	120,000	118,924
0.88%, 04/15/26 (a)	90,000	82,741
Sands China Ltd.
5.13%, 08/08/25 (a)(d)	200,000	197,299
4.05%, 01/08/26 (a)(d)	200,000	192,368
5.40%, 08/08/28 (a)(d)	385,000	377,711
Starbucks Corp.
3.80%, 08/15/25 (a)	250,000	245,291
4.75%, 02/15/26	150,000	149,131
4.85%, 02/08/27 (a)	150,000	149,746
2.00%, 03/12/27 (a)	75,000	69,168
3.50%, 03/01/28 (a)	100,000	95,214
4.00%, 11/15/28 (a)	150,000	145,677
Tapestry, Inc.
4.25%, 04/01/25 (a)	25,000	24,643
7.00%, 11/27/26	100,000	103,050
4.13%, 07/15/27 (a)	100,000	95,466
7.35%, 11/27/28 (a)	150,000	158,107
Target Corp.
2.25%, 04/15/25 (a)	275,000	267,339
2.50%, 04/15/26	150,000	143,901
1.95%, 01/15/27 (a)	130,000	120,889

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	164,934
1.15%, 05/15/28 (a)	75,000	65,209
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	74,227
4.88%, 03/15/27 (a)	75,000	74,189
4.35%, 02/15/28 (a)	50,000	48,376
Toyota Motor Corp.
1.34%, 03/25/26 (a)	210,000	195,901
5.28%, 07/13/26 (a)	150,000	151,031
Toyota Motor Credit Corp.
3.00%, 04/01/25	185,000	181,179
3.40%, 04/14/25	100,000	98,130
3.95%, 06/30/25	200,000	197,176
3.65%, 08/18/25	175,000	171,690
0.80%, 10/16/25	275,000	257,839
5.40%, 11/10/25	100,000	100,535
0.80%, 01/09/26	150,000	139,604
4.45%, 05/18/26	250,000	247,611
1.13%, 06/18/26	250,000	230,232
5.00%, 08/14/26	100,000	100,142
3.20%, 01/11/27	50,000	47,852
1.90%, 01/13/27	150,000	138,552
3.05%, 03/22/27	250,000	237,856
1.15%, 08/13/27	150,000	133,347
4.55%, 09/20/27	160,000	158,493
5.45%, 11/10/27	100,000	102,001
3.05%, 01/11/28	75,000	70,811
4.63%, 01/12/28	150,000	149,558
1.90%, 04/06/28	100,000	89,889
5.25%, 09/11/28	125,000	127,295
4.65%, 01/05/29	200,000	198,889
3.65%, 01/08/29	100,000	95,339
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	50,000	52,221
VF Corp.
2.40%, 04/23/25 (a)	125,000	120,378
2.80%, 04/23/27 (a)	75,000	68,248
VICI Properties LP
4.38%, 05/15/25	85,000	83,651
4.75%, 02/15/28 (a)	185,000	180,610
Walmart, Inc.
3.55%, 06/26/25 (a)	150,000	147,544
3.90%, 09/09/25	285,000	281,019
3.05%, 07/08/26 (a)	125,000	120,557
1.05%, 09/17/26 (a)	225,000	206,328
3.95%, 09/09/27 (a)	160,000	157,259
3.90%, 04/15/28 (a)	100,000	98,081
3.70%, 06/26/28 (a)	295,000	287,542
1.50%, 09/22/28 (a)	220,000	194,448
		34,451,797
Consumer Non-Cyclical 12.3%
Abbott Laboratories
3.88%, 09/15/25 (a)	70,000	69,065
3.75%, 11/30/26 (a)	275,000	268,924
1.15%, 01/30/28 (a)	125,000	110,509
AbbVie, Inc.
3.60%, 05/14/25 (a)	560,000	549,779
3.20%, 05/14/26 (a)	300,000	289,542
2.95%, 11/21/26 (a)	610,000	580,933
4.80%, 03/15/27 (a)	350,000	350,203
4.25%, 11/14/28 (a)	250,000	245,783
4.80%, 03/15/29 (a)	400,000	400,923
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	71,484
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altria Group, Inc.
2.35%, 05/06/25 (a)	130,000	125,814
4.40%, 02/14/26 (a)	225,000	221,735
2.63%, 09/16/26 (a)	75,000	70,712
6.20%, 11/01/28 (a)	50,000	52,168
4.80%, 02/14/29 (a)	275,000	272,433
Amgen, Inc.
3.13%, 05/01/25 (a)	150,000	146,454
5.51%, 03/02/26 (a)	200,000	199,927
2.60%, 08/19/26 (a)	200,000	189,365
2.20%, 02/21/27 (a)	275,000	254,609
3.20%, 11/02/27 (a)	150,000	141,722
5.15%, 03/02/28 (a)	550,000	553,829
1.65%, 08/15/28 (a)	300,000	262,660
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	325,000	317,669
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	390,306
4.75%, 01/23/29 (a)	650,000	649,992
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	165,498
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	184,758
4.80%, 02/26/27 (a)	200,000	199,937
4.88%, 03/03/28 (a)	150,000	150,463
1.75%, 05/28/28 (a)	200,000	177,563
4.85%, 02/26/29 (a)	200,000	200,668
AstraZeneca PLC
3.38%, 11/16/25	300,000	292,466
0.70%, 04/08/26 (a)	200,000	184,006
3.13%, 06/12/27 (a)	125,000	119,032
4.00%, 01/17/29 (a)	150,000	145,513
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	142,815
4.70%, 04/02/27 (a)	160,000	157,442
3.56%, 08/15/27 (a)	370,000	350,374
2.26%, 03/25/28 (a)	200,000	178,301
BAT International Finance PLC
1.67%, 03/25/26 (a)	225,000	209,543
4.45%, 03/16/28 (a)	175,000	170,048
5.93%, 02/02/29 (a)	175,000	179,762
Baxalta, Inc.
4.00%, 06/23/25 (a)	100,000	98,368
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	70,576
1.92%, 02/01/27 (a)	250,000	228,281
2.27%, 12/01/28 (a)	200,000	176,462
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	240,263
4.69%, 02/13/28 (a)	125,000	123,762
4.87%, 02/08/29 (a)	100,000	99,477
Biogen, Inc.
4.05%, 09/15/25 (a)	250,000	245,363
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,857
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	96,076
4.00%, 03/01/28 (a)	50,000	48,880
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	140,182
4.95%, 02/20/26	150,000	150,042
3.20%, 06/15/26 (a)	275,000	265,227
4.90%, 02/22/27 (a)	150,000	150,514
1.13%, 11/13/27 (a)	200,000	176,538
3.45%, 11/15/27 (a)	125,000	119,524

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 02/20/28 (a)	200,000	194,267
4.90%, 02/22/29 (a)	275,000	276,484
Brown-Forman Corp.
3.50%, 04/15/25 (a)	50,000	49,096
Brunswick Corp.
5.85%, 03/18/29 (a)	75,000	75,843
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	125,000	118,488
3.25%, 08/15/26 (a)	125,000	119,533
3.75%, 09/25/27 (a)	50,000	48,012
Campbell Soup Co.
5.20%, 03/19/27	100,000	100,257
4.15%, 03/15/28 (a)	150,000	145,493
5.20%, 03/21/29 (a)	125,000	125,668
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	100,000	97,728
3.41%, 06/15/27 (a)	150,000	142,519
5.13%, 02/15/29 (a)	100,000	100,233
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	95,086
CHRISTUS Health
4.34%, 07/01/28 (a)	50,000	49,047
Cigna Group
3.25%, 04/15/25 (a)	75,000	73,362
4.50%, 02/25/26 (a)	200,000	197,665
1.25%, 03/15/26 (a)	120,000	111,239
5.69%, 03/15/26 (a)	100,000	100,019
3.40%, 03/01/27 (a)	300,000	287,468
3.05%, 10/15/27 (a)	100,000	93,901
4.38%, 10/15/28 (a)	575,000	561,201
Clorox Co.
3.10%, 10/01/27 (a)	50,000	47,290
3.90%, 05/15/28 (a)	100,000	96,928
Coca-Cola Co.
3.38%, 03/25/27	150,000	145,334
2.90%, 05/25/27	75,000	71,420
1.45%, 06/01/27	210,000	191,183
1.50%, 03/05/28	150,000	134,094
1.00%, 03/15/28	150,000	131,643
Colgate-Palmolive Co.
3.10%, 08/15/25	205,000	200,350
3.10%, 08/15/27 (a)	75,000	71,783
4.60%, 03/01/28 (a)	40,000	40,426
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	94,122
6.07%, 11/01/27 (a)	50,000	51,534
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	148,094
5.30%, 10/01/26	50,000	50,067
1.38%, 11/01/27 (a)	135,000	118,211
7.00%, 10/01/28	75,000	80,820
4.85%, 11/01/28 (a)	200,000	197,827
Conopco, Inc.
7.25%, 12/15/26	75,000	79,769
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	75,000	73,887
4.75%, 12/01/25	75,000	74,367
5.00%, 02/02/26 (a)	75,000	74,564
3.70%, 12/06/26 (a)	50,000	48,227
3.50%, 05/09/27 (a)	75,000	71,610
4.35%, 05/09/27 (a)	75,000	73,484
3.60%, 02/15/28 (a)	125,000	118,750
4.65%, 11/15/28 (a)	75,000	73,832
4.80%, 01/15/29 (a)	75,000	74,369
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVS Health Corp.
3.88%, 07/20/25 (a)	450,000	441,695
5.00%, 02/20/26 (a)	225,000	224,260
2.88%, 06/01/26 (a)	275,000	262,179
3.00%, 08/15/26 (a)	100,000	95,364
3.63%, 04/01/27 (a)	125,000	120,321
6.25%, 06/01/27	75,000	78,153
1.30%, 08/21/27 (a)	325,000	288,246
4.30%, 03/25/28 (a)	750,000	732,173
5.00%, 01/30/29 (a)	150,000	150,342
Danaher Corp.
3.35%, 09/15/25 (a)	70,000	68,490
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	189,342
5.20%, 10/24/25	200,000	200,255
5.30%, 10/24/27 (a)	200,000	202,898
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	97,423
Eli Lilly & Co.
5.00%, 02/27/26 (a)	125,000	125,013
4.50%, 02/09/27 (a)	150,000	149,570
5.50%, 03/15/27	100,000	103,050
3.10%, 05/15/27 (a)	75,000	71,503
4.50%, 02/09/29 (a)	150,000	149,576
3.38%, 03/15/29 (a)	150,000	142,353
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	75,000	71,914
4.38%, 05/15/28 (a)	125,000	123,257
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	72,047
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	200,734
5.65%, 11/15/27 (a)	275,000	280,090
General Mills, Inc.
4.00%, 04/17/25 (a)	130,000	128,141
5.24%, 11/18/25 (a)	100,000	99,726
4.70%, 01/30/27 (a)	100,000	99,203
3.20%, 02/10/27 (a)	75,000	71,512
4.20%, 04/17/28 (a)	200,000	195,066
5.50%, 10/17/28 (a)	75,000	76,661
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	400,000	389,680
2.95%, 03/01/27 (a)	200,000	190,264
1.20%, 10/01/27 (a)	125,000	110,771
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	147,579
3.88%, 05/15/28	275,000	267,414
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	239,265
3.38%, 03/24/29 (a)	250,000	232,641
Hasbro, Inc.
3.55%, 11/19/26 (a)	100,000	95,331
3.50%, 09/15/27 (a)	75,000	70,604
HCA, Inc.
5.25%, 04/15/25	225,000	224,219
5.88%, 02/15/26 (a)	200,000	200,902
5.25%, 06/15/26 (a)	225,000	224,370
5.38%, 09/01/26 (a)	175,000	174,990
4.50%, 02/15/27 (a)	200,000	196,171
3.13%, 03/15/27 (a)	150,000	141,856
5.20%, 06/01/28 (a)	150,000	150,532
5.63%, 09/01/28 (a)	225,000	227,842
5.88%, 02/01/29 (a)	175,000	179,037
3.38%, 03/15/29 (a)	100,000	91,756

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
0.90%, 06/01/25 (a)	50,000	47,598
2.30%, 08/15/26 (a)	125,000	117,890
4.25%, 05/04/28 (a)	75,000	74,336
Hormel Foods Corp.
1.70%, 06/03/28 (a)	125,000	110,819
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,258
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	95,219
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	203,155
6.25%, 02/01/29 (a)	100,000	103,870
J M Smucker Co.
3.38%, 12/15/27 (a)	50,000	47,367
5.90%, 11/15/28 (a)	125,000	129,737
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	150,000	138,303
5.13%, 02/01/28 (a)	125,000	123,217
3.00%, 02/02/29 (a)	100,000	88,568
Johnson & Johnson
0.55%, 09/01/25 (a)	85,000	79,976
2.45%, 03/01/26 (a)	300,000	287,525
2.95%, 03/03/27 (a)	225,000	215,594
0.95%, 09/01/27 (a)	275,000	244,655
2.90%, 01/15/28 (a)	150,000	142,063
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	95,321
Kellanova
3.25%, 04/01/26	100,000	96,433
3.40%, 11/15/27 (a)	100,000	94,623
4.30%, 05/15/28 (a)	100,000	97,679
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	100,789
5.05%, 03/22/28 (a)	150,000	151,739
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	135,000	133,580
3.40%, 11/15/25 (a)	100,000	97,086
2.55%, 09/15/26 (a)	50,000	47,057
5.10%, 03/15/27 (a)	100,000	100,100
4.60%, 05/25/28 (a)	175,000	172,828
5.05%, 03/15/29 (a)	125,000	125,238
Kimberly-Clark Corp.
3.05%, 08/15/25	65,000	63,292
2.75%, 02/15/26	75,000	72,209
1.05%, 09/15/27 (a)	150,000	132,699
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	275,000	263,262
3.88%, 05/15/27 (a)	200,000	193,828
4.63%, 01/30/29 (a)	50,000	49,305
Kroger Co.
3.50%, 02/01/26 (a)	100,000	97,174
2.65%, 10/15/26 (a)	125,000	117,932
3.70%, 08/01/27 (a)	100,000	96,286
4.50%, 01/15/29 (a)	100,000	98,780
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	75,000	69,498
3.60%, 09/01/27 (a)	100,000	95,595
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	75,000	69,340
3.40%, 08/15/27 (a)	125,000	118,790
McKesson Corp.
0.90%, 12/03/25 (a)	80,000	74,506
1.30%, 08/15/26 (a)	100,000	91,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 02/16/28 (a)	55,000	53,284
4.90%, 07/15/28 (a)	75,000	75,353
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	122,609
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	205,000	201,492
Merck & Co., Inc.
0.75%, 02/24/26 (a)	150,000	139,283
1.70%, 06/10/27 (a)	225,000	205,173
4.05%, 05/17/28 (a)	75,000	73,747
1.90%, 12/10/28 (a)	150,000	133,188
3.40%, 03/07/29 (a)	275,000	260,596
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	52,765
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	286,482
Mondelez International, Inc.
1.50%, 05/04/25 (a)	75,000	71,949
2.63%, 03/17/27 (a)	100,000	93,692
4.13%, 05/07/28 (a)	100,000	98,064
4.75%, 02/20/29 (a)	100,000	99,317
Mylan, Inc.
4.55%, 04/15/28 (a)	125,000	120,808
Novartis Capital Corp.
3.00%, 11/20/25 (a)	275,000	267,205
2.00%, 02/14/27 (a)	225,000	209,618
3.10%, 05/17/27 (a)	125,000	119,625
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	69,998
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	99,445
4.55%, 02/16/29 (a)	100,000	99,307
PepsiCo, Inc.
2.75%, 04/30/25 (a)	170,000	165,838
3.50%, 07/17/25 (a)	125,000	122,500
5.25%, 11/10/25	100,000	100,579
4.55%, 02/13/26 (a)	100,000	99,521
2.85%, 02/24/26 (a)	150,000	144,887
2.38%, 10/06/26 (a)	175,000	165,292
5.13%, 11/10/26 (a)	25,000	25,210
2.63%, 03/19/27 (a)	100,000	94,312
3.00%, 10/15/27 (a)	225,000	213,198
3.60%, 02/18/28 (a)	100,000	96,685
4.45%, 05/15/28 (a)	150,000	150,170
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	400,000	397,421
4.45%, 05/19/26 (a)	490,000	485,104
4.45%, 05/19/28 (a)	625,000	616,152
Pfizer, Inc.
0.80%, 05/28/25 (a)	110,000	104,837
2.75%, 06/03/26	200,000	191,824
3.00%, 12/15/26	290,000	277,518
3.60%, 09/15/28 (a)	150,000	143,918
3.45%, 03/15/29 (a)	275,000	260,823
Pharmacia LLC
6.60%, 12/01/28 (d)	100,000	107,429
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	165,000	158,552
3.38%, 08/11/25 (a)	150,000	146,503
4.88%, 02/13/26	200,000	199,360
2.75%, 02/25/26 (a)	150,000	143,787
0.88%, 05/01/26 (a)	150,000	137,768
4.75%, 02/12/27	125,000	124,284
3.13%, 08/17/27 (a)	100,000	94,583
5.13%, 11/17/27 (a)	275,000	276,523

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/15/28 (a)	250,000	249,525
5.25%, 09/07/28 (a)	150,000	151,846
4.88%, 02/13/29 (a)	150,000	149,201
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,411
Procter & Gamble Co.
0.55%, 10/29/25	175,000	163,723
2.70%, 02/02/26	100,000	96,399
1.00%, 04/23/26	150,000	139,307
2.45%, 11/03/26	195,000	184,583
1.90%, 02/01/27	150,000	139,539
2.80%, 03/25/27	100,000	95,173
2.85%, 08/11/27	125,000	118,538
3.95%, 01/26/28	100,000	98,709
4.35%, 01/29/29	75,000	74,981
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	75,000	70,341
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	96,580
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	87,186
Reynolds American, Inc.
4.45%, 06/12/25 (a)	275,000	271,402
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	164,753
1.75%, 09/02/27 (a)	150,000	134,018
Sanofi SA
3.63%, 06/19/28 (a)	160,000	154,761
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	450,000	430,352
Solventum Corp.
5.45%, 02/25/27 (a)(c)	100,000	100,340
5.40%, 03/01/29 (a)(c)	250,000	250,642
SSM Health Care Corp.
3.82%, 06/01/27 (a)(f)	125,000	120,388
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	95,073
3.38%, 11/01/25 (a)	125,000	121,381
3.50%, 03/15/26 (a)	150,000	145,431
3.65%, 03/07/28 (a)	100,000	95,728
4.85%, 12/08/28 (a)	125,000	125,081
Sutter Health
1.32%, 08/15/25 (a)	100,000	94,679
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,603
3.30%, 07/15/26 (a)	150,000	144,093
3.25%, 07/15/27 (a)	100,000	94,579
5.75%, 01/17/29 (a)	125,000	128,695
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	275,689
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	50,000	50,081
5.00%, 12/05/26 (a)	150,000	150,685
4.80%, 11/21/27 (a)	125,000	125,196
1.75%, 10/15/28 (a)	170,000	150,156
5.00%, 01/31/29 (a)	150,000	151,486
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	125,000	122,043
3.55%, 06/02/27 (a)	200,000	190,991
4.35%, 03/01/29 (a)	175,000	169,387
5.40%, 03/15/29 (a)	100,000	100,946
Unilever Capital Corp.
2.00%, 07/28/26	100,000	93,812
2.90%, 05/05/27 (a)	150,000	142,282
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/22/28 (a)	150,000	143,937
4.88%, 09/08/28 (a)	150,000	151,730
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	113,946
UPMC
3.60%, 04/03/25	110,000	108,048
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	325,000	314,048
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	118,894
2.30%, 06/22/27 (a)	100,000	90,852
Whirlpool Corp.
3.70%, 05/01/25	75,000	73,603
4.75%, 02/26/29 (a)	100,000	98,387
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	175,000	171,673
5.35%, 12/01/28 (a)	100,000	101,503
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	98,813
5.40%, 11/14/25 (a)	125,000	125,209
3.00%, 09/12/27 (a)	200,000	187,516
		49,158,715
Energy 5.1%
Apache Corp.
4.38%, 10/15/28 (a)	50,000	47,445
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	92,466
3.34%, 12/15/27 (a)	200,000	189,245
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	100,000	100,990
4.45%, 07/15/27 (a)	75,000	73,248
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	147,433
3.41%, 02/11/26 (a)	100,000	97,240
3.12%, 05/04/26 (a)	150,000	144,559
3.02%, 01/16/27 (a)	175,000	167,192
3.54%, 04/06/27 (a)	100,000	96,400
3.59%, 04/14/27 (a)	100,000	96,444
3.94%, 09/21/28 (a)	175,000	169,619
4.23%, 11/06/28 (a)	300,000	293,855
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	238,025
3.72%, 11/28/28 (a)	150,000	143,578
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	100,000	95,700
3.85%, 06/01/27 (a)	200,000	192,856
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	50,000	48,734
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	225,000	225,150
5.13%, 06/30/27 (a)	175,000	174,651
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	242,518
Chevron Corp.
1.55%, 05/11/25 (a)	375,000	360,692
3.33%, 11/17/25 (a)	130,000	127,157
2.95%, 05/16/26 (a)	300,000	288,981
2.00%, 05/11/27 (a)	175,000	161,919
Chevron USA, Inc.
0.69%, 08/12/25 (a)	125,000	117,953
1.02%, 08/12/27 (a)	125,000	111,034
3.85%, 01/15/28 (a)	100,000	97,806

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	150,000	147,932
Continental Resources, Inc.
4.38%, 01/15/28 (a)	150,000	145,067
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	120,395
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	150,000	149,675
5.63%, 07/15/27 (a)	100,000	100,776
Devon Energy Corp.
5.85%, 12/15/25 (a)	75,000	75,457
5.25%, 10/15/27 (a)	50,000	50,095
5.88%, 06/15/28 (a)(c)	50,000	50,278
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	125,000	119,844
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	91,685
4.25%, 12/01/26 (a)	200,000	196,046
3.70%, 07/15/27 (a)	100,000	96,146
6.00%, 11/15/28 (a)	150,000	156,073
Energy Transfer LP
5.75%, 04/01/25 (a)	125,000	124,937
2.90%, 05/15/25 (a)	150,000	145,586
5.95%, 12/01/25 (a)	50,000	50,316
4.75%, 01/15/26 (a)	150,000	148,506
3.90%, 07/15/26 (a)	100,000	97,010
6.05%, 12/01/26 (a)	100,000	102,078
4.40%, 03/15/27 (a)	100,000	97,871
4.20%, 04/15/27 (a)	100,000	97,296
5.50%, 06/01/27 (a)	150,000	151,009
4.00%, 10/01/27 (a)	100,000	96,164
5.55%, 02/15/28 (a)	150,000	152,067
4.95%, 05/15/28 (a)	150,000	148,801
4.95%, 06/15/28 (a)	100,000	99,178
6.10%, 12/01/28 (a)	100,000	103,737
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	225,000	219,952
4.60%, 01/11/27 (a)	100,000	99,428
3.95%, 02/15/27 (a)	100,000	97,672
4.15%, 10/16/28 (a)	250,000	243,276
5.25%, 08/16/77 (a)(b)	250,000	238,169
5.38%, 02/15/78 (a)(b)	25,000	23,413
EOG Resources, Inc.
3.15%, 04/01/25 (a)	75,000	73,380
4.15%, 01/15/26 (a)	125,000	123,236
EQT Corp.
3.90%, 10/01/27 (a)	175,000	166,319
5.70%, 04/01/28 (a)	100,000	100,923
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	375,000	363,366
2.28%, 08/16/26 (a)	150,000	142,008
3.29%, 03/19/27 (a)	150,000	145,155
Halliburton Co.
3.80%, 11/15/25 (a)	75,000	73,385
Hess Corp.
4.30%, 04/01/27 (a)	150,000	147,093
HF Sinclair Corp.
5.88%, 04/01/26 (a)	125,000	125,884
6.38%, 04/15/27 (a)(c)	150,000	150,947
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	221,968
1.75%, 11/15/26 (a)	75,000	68,884
4.30%, 03/01/28 (a)	150,000	146,509
5.00%, 02/01/29 (a)	200,000	199,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	145,924
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	250,000	247,955
5.13%, 12/15/26 (a)	135,000	135,140
MPLX LP
4.88%, 06/01/25 (a)	175,000	173,609
1.75%, 03/01/26 (a)	250,000	233,857
4.13%, 03/01/27 (a)	175,000	170,604
4.25%, 12/01/27 (a)	100,000	97,270
4.00%, 03/15/28 (a)	200,000	192,643
4.80%, 02/15/29 (a)	100,000	98,894
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	74,645
5.50%, 01/15/26 (a)	100,000	99,858
5.50%, 10/01/26	75,000	75,051
4.75%, 09/01/28 (a)	75,000	73,074
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	97,214
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	90,000	90,370
5.50%, 12/01/25 (a)	75,000	74,978
5.55%, 03/15/26 (a)	150,000	150,629
8.50%, 07/15/27 (a)	100,000	108,477
6.38%, 09/01/28 (a)	50,000	52,053
ONEOK, Inc.
2.20%, 09/15/25 (a)	75,000	71,631
5.85%, 01/15/26 (a)	70,000	70,687
5.00%, 03/01/26 (a)	100,000	99,534
5.55%, 11/01/26 (a)	100,000	101,013
4.00%, 07/13/27 (a)	100,000	96,687
4.55%, 07/15/28 (a)	145,000	142,338
5.65%, 11/01/28 (a)	100,000	102,346
Ovintiv, Inc.
5.65%, 05/15/25	50,000	50,040
5.38%, 01/01/26 (a)	125,000	124,621
5.65%, 05/15/28 (a)	100,000	101,697
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	47,311
Phillips 66
3.85%, 04/09/25 (a)	100,000	98,509
1.30%, 02/15/26 (a)	50,000	46,544
3.90%, 03/15/28 (a)	100,000	96,610
Phillips 66 Co.
3.55%, 10/01/26 (a)	25,000	24,168
4.95%, 12/01/27 (a)	100,000	100,060
3.75%, 03/01/28 (a)	150,000	143,447
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	125,000	116,393
5.10%, 03/29/26	175,000	174,824
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	185,000	182,609
4.50%, 12/15/26 (a)	100,000	98,222
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	250,000	252,045
5.00%, 03/15/27 (a)	250,000	249,280
4.20%, 03/15/28 (a)	200,000	193,779
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	75,000	71,144
Schlumberger Investment SA
4.50%, 05/15/28 (a)	100,000	99,588
Shell International Finance BV
3.25%, 05/11/25	375,000	367,643
2.88%, 05/10/26	250,000	240,172

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/12/26	195,000	184,969
3.88%, 11/13/28 (a)	225,000	218,569
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	95,790
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	124,830
6.15%, 03/01/29 (a)	150,000	156,428
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	225,000	227,596
5.00%, 01/15/28 (a)	100,000	98,489
TC PipeLines LP
3.90%, 05/25/27 (a)	75,000	71,796
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	78,725
7.00%, 10/15/28	75,000	80,262
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	200,000	189,726
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	145,379
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	125,000	124,173
6.20%, 03/09/26 (a)	125,000	124,836
4.25%, 05/15/28 (a)	225,000	218,174
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	175,000	181,570
4.00%, 03/15/28 (a)	100,000	96,398
Valero Energy Corp.
2.15%, 09/15/27 (a)	75,000	68,402
4.35%, 06/01/28 (a)	100,000	97,835
Valero Energy Partners LP
4.50%, 03/15/28 (a)	75,000	73,584
Western Midstream Operating LP
4.65%, 07/01/26 (a)	100,000	98,105
4.50%, 03/01/28 (a)	50,000	48,282
4.75%, 08/15/28 (a)	75,000	72,845
6.35%, 01/15/29 (a)	100,000	103,692
Williams Cos., Inc.
4.00%, 09/15/25 (a)	150,000	147,208
3.75%, 06/15/27 (a)	200,000	192,469
5.30%, 08/15/28 (a)	200,000	201,779
4.90%, 03/15/29 (a)	175,000	173,871
		20,278,134
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	225,000	218,652
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	51,704
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	45,095
Yale University
0.87%, 04/15/25 (a)	100,000	95,660
		411,111
Technology 8.7%
Adobe, Inc.
2.15%, 02/01/27 (a)	125,000	116,762
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	141,378
2.00%, 08/15/26 (a)	300,000	282,320
0.80%, 08/15/27 (a)(f)	185,000	164,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	73,264
3.50%, 12/05/26 (a)	175,000	169,101
1.70%, 10/01/28 (a)	100,000	87,968
Apple, Inc.
1.13%, 05/11/25 (a)	300,000	287,263
3.20%, 05/13/25	300,000	293,917
0.55%, 08/20/25 (a)	200,000	188,409
0.70%, 02/08/26 (a)	550,000	510,450
3.25%, 02/23/26 (a)	475,000	461,830
4.42%, 05/08/26 (a)	100,000	99,651
2.45%, 08/04/26 (a)	400,000	380,015
2.05%, 09/11/26 (a)	300,000	281,645
3.35%, 02/09/27 (a)	325,000	314,016
3.20%, 05/11/27 (a)	325,000	311,368
3.00%, 06/20/27 (a)	225,000	214,471
2.90%, 09/12/27 (a)	300,000	284,053
3.00%, 11/13/27 (a)	200,000	190,106
1.20%, 02/08/28 (a)	375,000	331,499
4.00%, 05/10/28 (a)	225,000	221,580
1.40%, 08/05/28 (a)	350,000	307,836
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	98,412
3.30%, 04/01/27 (a)	185,000	177,947
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	75,000	73,796
3.88%, 01/12/28 (a)	85,000	80,712
Autodesk, Inc.
4.38%, 06/15/25 (a)	70,000	69,319
3.50%, 06/15/27 (a)	90,000	86,153
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	160,000	156,517
1.70%, 05/15/28 (a)	160,000	143,325
Avnet, Inc.
4.63%, 04/15/26 (a)	75,000	73,827
6.25%, 03/15/28 (a)	75,000	76,909
Baidu, Inc.
3.08%, 04/07/25 (a)	150,000	146,335
1.72%, 04/09/26 (a)	200,000	186,386
1.63%, 02/23/27 (a)	200,000	181,369
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	450,000	436,018
3.50%, 01/15/28 (a)	150,000	142,084
Broadcom, Inc.
3.15%, 11/15/25 (a)	155,000	149,999
3.46%, 09/15/26 (a)	125,000	120,305
1.95%, 02/15/28 (a)(c)	100,000	89,336
4.11%, 09/15/28 (a)	175,000	169,144
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	75,000	72,071
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	110,000	108,116
2.67%, 12/01/26 (a)	175,000	163,051
4.25%, 04/01/28 (a)	100,000	95,731
3.28%, 12/01/28 (a)	70,000	63,924
3.25%, 02/15/29 (a)	100,000	90,689
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	91,098
Cisco Systems, Inc.
3.50%, 06/15/25	100,000	98,399
4.90%, 02/26/26	150,000	150,149
2.95%, 02/28/26	125,000	120,681
2.50%, 09/20/26 (a)	175,000	165,825
4.80%, 02/26/27 (a)	300,000	300,598
4.85%, 02/26/29 (a)	400,000	403,182

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	100,777
6.60%, 08/02/28 (a)	120,000	121,395
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	150,764
6.02%, 06/15/26 (a)	357,000	361,733
4.90%, 10/01/26 (a)	265,000	263,368
6.10%, 07/15/27 (a)	75,000	77,247
5.25%, 02/01/28 (a)	150,000	151,858
Dell, Inc.
7.10%, 04/15/28	50,000	53,774
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	114,008
2.38%, 09/15/28 (a)	75,000	65,221
Equifax, Inc.
2.60%, 12/15/25 (a)	50,000	47,751
5.10%, 12/15/27 (a)	125,000	124,907
5.10%, 06/01/28 (a)	110,000	110,204
Equinix, Inc.
1.25%, 07/15/25 (a)	125,000	118,300
1.00%, 09/15/25 (a)	100,000	93,552
1.45%, 05/15/26 (a)	100,000	92,044
2.90%, 11/18/26 (a)	100,000	93,853
1.80%, 07/15/27 (a)	100,000	89,802
1.55%, 03/15/28 (a)	120,000	104,227
2.00%, 05/15/28 (a)	50,000	43,995
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	75,000	70,551
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	200,000	185,130
1.65%, 03/01/28 (a)	100,000	88,193
Fiserv, Inc.
3.85%, 06/01/25 (a)	125,000	122,632
3.20%, 07/01/26 (a)	300,000	287,710
2.25%, 06/01/27 (a)	150,000	137,839
5.45%, 03/02/28 (a)	125,000	126,602
5.38%, 08/21/28 (a)	175,000	176,852
4.20%, 10/01/28 (a)	175,000	169,066
Flex Ltd.
4.75%, 06/15/25 (a)	75,000	74,246
3.75%, 02/01/26 (a)	100,000	97,092
6.00%, 01/15/28 (a)	75,000	76,350
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	92,059
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	69,668
Global Payments, Inc.
1.20%, 03/01/26 (a)	175,000	161,985
4.80%, 04/01/26 (a)	125,000	123,699
2.15%, 01/15/27 (a)	100,000	92,298
4.95%, 08/15/27 (a)	75,000	74,489
4.45%, 06/01/28 (a)	75,000	72,592
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	350,000	347,789
1.75%, 04/01/26 (a)	100,000	93,392
6.10%, 04/01/26 (a)	75,000	75,070
5.25%, 07/01/28 (a)	75,000	75,684
HP, Inc.
2.20%, 06/17/25 (a)	150,000	144,372
1.45%, 06/17/26 (a)	115,000	106,174
3.00%, 06/17/27 (a)	150,000	141,081
4.75%, 01/15/28 (a)	125,000	124,292
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100,000	99,304
4.60%, 02/05/27 (a)	200,000	197,977
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intel Corp.
3.70%, 07/29/25 (a)	350,000	343,160
4.88%, 02/10/26	200,000	199,467
2.60%, 05/19/26 (a)	100,000	95,216
3.75%, 03/25/27 (a)	150,000	145,659
3.15%, 05/11/27 (a)	200,000	190,134
3.75%, 08/05/27 (a)	200,000	193,448
4.88%, 02/10/28 (a)	350,000	351,092
1.60%, 08/12/28 (a)	200,000	175,516
International Business Machines Corp.
7.00%, 10/30/25	175,000	180,356
3.45%, 02/19/26	275,000	267,527
3.30%, 05/15/26	500,000	482,694
2.20%, 02/09/27 (a)	100,000	92,923
1.70%, 05/15/27 (a)	200,000	181,606
4.15%, 07/27/27 (a)	100,000	97,878
6.22%, 08/01/27	75,000	78,382
6.50%, 01/15/28	75,000	79,902
4.50%, 02/06/28 (a)	200,000	198,261
Intuit, Inc.
0.95%, 07/15/25 (a)	185,000	175,351
1.35%, 07/15/27 (a)	75,000	67,116
5.13%, 09/15/28 (a)	150,000	152,784
Jabil, Inc.
1.70%, 04/15/26 (a)	90,000	83,652
4.25%, 05/15/27 (a)	75,000	72,742
3.95%, 01/12/28 (a)	80,000	76,011
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	69,645
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	123,021
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	91,662
2.70%, 10/15/28 (a)	50,000	44,333
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	97,715
4.00%, 03/15/29 (a)	175,000	169,801
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	58,690
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	75,000	69,829
2.45%, 04/15/28 (a)	100,000	90,207
4.88%, 06/22/28 (a)	75,000	74,107
5.75%, 02/15/29 (a)	100,000	102,455
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	143,228
3.30%, 03/26/27 (a)	150,000	144,365
3.50%, 02/26/28 (a)	75,000	72,458
4.88%, 03/09/28 (a)	135,000	136,840
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	196,926
5.05%, 03/15/29 (a)	175,000	175,157
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	74,623
4.19%, 02/15/27 (a)	125,000	121,899
5.38%, 04/15/28 (a)	100,000	101,039
5.33%, 02/06/29 (a)	125,000	126,243
Microsoft Corp.
3.13%, 11/03/25 (a)	450,000	438,554
2.40%, 08/08/26 (a)	575,000	545,782
3.40%, 09/15/26 (a)(c)	100,000	96,880
3.30%, 02/06/27 (a)	575,000	557,598
3.40%, 06/15/27 (a)(c)	55,000	53,026
Moody's Corp.
3.25%, 01/15/28 (a)	20,000	19,033
4.25%, 02/01/29 (a)	100,000	97,528

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	98,699
NetApp, Inc.
1.88%, 06/22/25 (a)	125,000	119,604
2.38%, 06/22/27 (a)	50,000	45,998
Nokia OYJ
4.38%, 06/12/27	80,000	77,206
NVIDIA Corp.
3.20%, 09/16/26 (a)	225,000	217,359
1.55%, 06/15/28 (a)	175,000	156,073
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	75,041
5.55%, 12/01/28 (a)	100,000	101,668
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	75,000	72,806
3.88%, 06/18/26 (a)	75,000	72,836
3.15%, 05/01/27 (a)	75,000	70,955
4.40%, 06/01/27 (a)	100,000	98,134
Oracle Corp.
2.50%, 04/01/25 (a)	510,000	494,719
2.95%, 05/15/25 (a)	350,000	340,840
5.80%, 11/10/25	125,000	126,018
1.65%, 03/25/26 (a)	400,000	373,507
2.65%, 07/15/26 (a)	425,000	402,378
2.80%, 04/01/27 (a)	500,000	469,182
3.25%, 11/15/27 (a)	400,000	376,778
2.30%, 03/25/28 (a)	300,000	271,070
4.50%, 05/06/28 (a)	115,000	113,368
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	150,000	143,959
2.65%, 10/01/26 (a)	225,000	212,529
3.90%, 06/01/27 (a)	75,000	73,019
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	200,000	196,349
3.25%, 05/20/27 (a)	315,000	301,961
1.30%, 05/20/28 (a)	125,000	109,728
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	125,000	117,562
3.85%, 12/15/25 (a)	50,000	48,948
3.80%, 12/15/26 (a)	100,000	96,956
1.40%, 09/15/27 (a)	125,000	110,929
4.20%, 09/15/28 (a)	150,000	145,770
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	71,289
2.45%, 03/01/27 (a)	200,000	187,307
4.75%, 08/01/28 (a)	100,000	99,949
2.70%, 03/01/29 (a)	200,000	181,861
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	242,675
1.50%, 07/15/28 (a)	150,000	132,065
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	125,000	116,033
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	91,478
2.38%, 08/09/28 (a)	100,000	88,472
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	100,000	91,480
4.60%, 02/08/27 (a)	100,000	99,862
2.90%, 11/03/27 (a)	100,000	94,254
4.60%, 02/15/28 (a)	75,000	75,098
4.60%, 02/08/29 (a)	100,000	100,246
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	96,396
Trimble, Inc.
4.90%, 06/15/28 (a)	125,000	124,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	184,249
3.88%, 04/22/27 (a)	150,000	145,608
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	125,000	121,894
3.13%, 08/15/27 (a)	85,000	80,485
VeriSign, Inc.
5.25%, 04/01/25 (a)	50,000	49,850
4.75%, 07/15/27 (a)	100,000	98,595
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	147,363
Visa, Inc.
3.15%, 12/14/25 (a)	685,000	666,241
1.90%, 04/15/27 (a)	200,000	184,877
0.75%, 08/15/27 (a)	75,000	66,262
2.75%, 09/15/27 (a)	125,000	117,549
VMware LLC
4.50%, 05/15/25 (a)	150,000	148,564
1.40%, 08/15/26 (a)	225,000	205,517
3.90%, 08/21/27 (a)	250,000	239,676
1.80%, 08/15/28 (a)	100,000	87,204
Western Digital Corp.
2.85%, 02/01/29 (a)	80,000	69,753
Western Union Co.
1.35%, 03/15/26 (a)	100,000	92,581
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	143,651
		34,926,107
Transportation 1.4%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	115,053	107,971
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	64,315	60,321
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	101,175	92,933
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	74,559
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	85,000	83,192
3.65%, 09/01/25 (a)	50,000	49,004
7.00%, 12/15/25	50,000	51,592
3.25%, 06/15/27 (a)	75,000	71,671
Canadian National Railway Co.
2.75%, 03/01/26 (a)	75,000	72,128
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	175,000	160,770
4.00%, 06/01/28 (a)	50,000	48,227
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	97,234
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,295
2.60%, 11/01/26 (a)	115,000	108,821
3.25%, 06/01/27 (a)	250,000	238,282
3.80%, 03/01/28 (a)	100,000	96,788
4.25%, 03/15/29 (a)	150,000	146,922
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	118,608	107,248
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	121,015
3.40%, 02/15/28 (a)	75,000	71,248
4.20%, 10/17/28 (a)	50,000	48,591
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	91,678

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	97,827
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	72,593
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	150,000	143,353
7.80%, 05/15/27	100,000	108,331
3.80%, 08/01/28 (a)	75,000	71,897
Ryder System, Inc.
4.63%, 06/01/25 (a)	65,000	64,351
3.35%, 09/01/25 (a)	65,000	63,158
1.75%, 09/01/26 (a)	25,000	23,047
2.90%, 12/01/26 (a)	100,000	94,409
2.85%, 03/01/27 (a)	100,000	93,864
4.30%, 06/15/27 (a)	50,000	48,795
5.25%, 06/01/28 (a)	285,000	286,499
Southwest Airlines Co.
5.25%, 05/04/25 (a)	225,000	224,142
3.00%, 11/15/26 (a)	50,000	47,200
5.13%, 06/15/27 (a)	305,000	304,609
3.45%, 11/16/27 (a)	50,000	47,114
Union Pacific Corp.
3.75%, 07/15/25 (a)	75,000	73,720
3.25%, 08/15/25 (a)	75,000	73,152
4.75%, 02/21/26 (a)	75,000	74,921
2.75%, 03/01/26 (a)	110,000	105,653
2.15%, 02/05/27 (a)	75,000	69,794
3.00%, 04/15/27 (a)	75,000	71,332
3.95%, 09/10/28 (a)	200,000	195,174
3.70%, 03/01/29 (a)	150,000	143,616
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	92,456	90,518
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	13,377	12,929
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	39,463	37,969
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	98,553	90,387
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	329,434	329,150
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	97,300	95,678
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	150,000	148,057
2.40%, 11/15/26 (a)	75,000	70,594
3.05%, 11/15/27 (a)	155,000	146,440
3.40%, 03/15/29 (a)	125,000	118,645
		5,836,408
		196,561,849

Utility 5.9%
Electric 5.4%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	71,648
AES Corp.
1.38%, 01/15/26 (a)	150,000	138,939
5.45%, 06/01/28 (a)	125,000	124,811
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	96,344
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	169,469
5.70%, 12/01/26 (a)	100,000	101,364
1.95%, 03/15/27 (a)	100,000	92,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 03/15/28 (a)	50,000	44,171
5.00%, 01/15/29 (a)	100,000	99,605
Ameren Illinois Co.
3.80%, 05/15/28 (a)	25,000	24,237
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	125,000	116,640
5.75%, 11/01/27 (a)	145,000	148,382
4.30%, 12/01/28 (a)	100,000	96,786
5.20%, 01/15/29 (a)	150,000	150,380
3.88%, 02/15/62 (a)(b)	110,000	99,591
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	73,167
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	73,013
Avangrid, Inc.
3.20%, 04/15/25 (a)	140,000	136,508
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	150,000	148,057
3.25%, 04/15/28 (a)	135,000	127,455
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	73,142
3.15%, 01/15/27 (a)	100,000	94,725
5.95%, 03/15/28 (a)	25,000	25,821
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	70,811
5.20%, 10/01/28 (a)	70,000	71,267
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	120,000	110,940
5.25%, 08/10/26	60,000	60,192
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	96,339
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,392
3.45%, 08/15/27 (a)	50,000	47,534
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	71,264
2.95%, 08/15/27 (a)	70,000	65,787
3.70%, 08/15/28 (a)	100,000	95,672
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	90,000	83,876
3.20%, 03/15/27 (a)	175,000	167,166
4.65%, 01/01/29 (a)	100,000	98,929
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	175,000	169,120
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	146,619
5.60%, 03/01/28 (a)	110,000	112,117
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	74,651
4.90%, 02/15/29 (a)	75,000	75,295
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	125,000	122,280
1.45%, 04/15/26 (a)	100,000	92,616
2.85%, 08/15/26 (a)	75,000	70,922
3.60%, 03/15/27 (a)	50,000	48,030
4.25%, 06/01/28 (a)	75,000	72,720
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	89,733
DTE Energy Co.
1.05%, 06/01/25 (a)	150,000	142,496
2.85%, 10/01/26 (a)	100,000	94,617
4.88%, 06/01/28 (a)	100,000	98,989
5.10%, 03/01/29 (a)	225,000	224,226

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	119,181
3.95%, 11/15/28 (a)	135,000	130,677
6.00%, 12/01/28	50,000	52,729
Duke Energy Corp.
0.90%, 09/15/25 (a)	130,000	122,130
2.65%, 09/01/26 (a)	250,000	236,070
3.15%, 08/15/27 (a)	150,000	141,352
5.00%, 12/08/27 (a)	150,000	149,932
4.30%, 03/15/28 (a)	136,000	132,907
4.85%, 01/05/29 (a)	100,000	99,171
3.25%, 01/15/82 (a)(b)	75,000	66,935
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	95,508
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	50,000	47,565
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	97,641
3.70%, 09/01/28 (a)	91,000	87,110
3.45%, 03/15/29 (a)	100,000	94,102
Edison International
4.95%, 04/15/25 (a)	65,000	64,451
4.70%, 08/15/25	75,000	74,161
5.75%, 06/15/27 (a)	100,000	101,341
4.13%, 03/15/28 (a)	100,000	95,902
5.25%, 11/15/28 (a)	135,000	134,881
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	125,000	120,023
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	96,007
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	146,345
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	50,000	48,575
4.00%, 06/01/28 (a)	50,000	48,200
Entergy Corp.
0.90%, 09/15/25 (a)	135,000	126,655
2.95%, 09/01/26 (a)	100,000	95,057
1.90%, 06/15/28 (a)	100,000	88,262
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	103,155
3.25%, 04/01/28 (a)	75,000	70,715
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	46,054
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	50,000	47,935
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	50,000	47,592
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	73,358
Eversource Energy
0.80%, 08/15/25 (a)	75,000	70,282
1.40%, 08/15/26 (a)	75,000	68,428
2.90%, 03/01/27 (a)	100,000	94,092
4.60%, 07/01/27 (a)	90,000	88,578
3.30%, 01/15/28 (a)	100,000	93,524
5.45%, 03/01/28 (a)	150,000	151,911
5.95%, 02/01/29 (a)	125,000	129,107
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	122,740
3.40%, 04/15/26 (a)	150,000	145,098
2.75%, 03/15/27 (a)	125,000	117,076
5.15%, 03/15/28 (a)	150,000	150,440
5.15%, 03/15/29 (a)	125,000	125,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
3.13%, 12/01/25 (a)	110,000	106,842
4.45%, 05/15/26 (a)	95,000	94,114
3.30%, 05/30/27 (a)	100,000	95,027
5.05%, 04/01/28 (a)	175,000	177,060
4.40%, 05/15/28 (a)	175,000	173,200
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	132,626
Georgia Power Co.
3.25%, 04/01/26 (a)	75,000	72,373
3.25%, 03/30/27 (a)	75,000	71,473
4.65%, 05/16/28 (a)	125,000	123,828
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	95,860
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	75,000	72,116
ITC Holdings Corp.
3.25%, 06/30/26 (a)	50,000	47,951
3.35%, 11/15/27 (a)	100,000	94,662
Louisville Gas & Electric Co.
3.30%, 10/01/25 (a)	50,000	48,689
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	71,317
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	38,487
National Grid PLC
5.60%, 06/12/28 (a)	125,000	127,507
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	100,000	100,400
3.25%, 11/01/25 (a)	100,000	97,071
4.45%, 03/13/26 (a)	100,000	99,020
1.00%, 06/15/26 (a)	150,000	137,563
3.05%, 04/25/27 (a)	50,000	47,401
3.40%, 02/07/28 (a)	150,000	142,268
4.80%, 03/15/28 (a)	150,000	149,950
5.05%, 09/15/28 (a)	25,000	25,168
3.90%, 11/01/28 (a)	100,000	96,201
4.85%, 02/07/29 (a)	75,000	74,999
5.25%, 04/20/46 (a)(b)	75,000	73,212
7.13%, 09/15/53 (a)(b)	75,000	77,890
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	100,000	98,809
5.75%, 09/01/25	200,000	200,903
4.95%, 01/29/26	150,000	149,396
1.88%, 01/15/27 (a)	175,000	160,287
3.55%, 05/01/27 (a)	250,000	238,685
4.63%, 07/15/27 (a)	200,000	197,468
4.90%, 02/28/28 (a)	200,000	199,416
1.90%, 06/15/28 (a)	275,000	243,735
4.90%, 03/15/29 (a)	175,000	174,335
4.80%, 12/01/77 (a)(b)	50,000	45,959
3.80%, 03/15/82 (a)(b)	85,000	77,316
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	96,107
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	75,000	73,300
0.55%, 10/01/25 (a)	75,000	70,233
4.30%, 05/15/28 (a)	100,000	97,899
3.70%, 11/15/28 (a)	50,000	47,434
5.75%, 03/15/29 (a)	50,000	51,740
Pacific Gas & Electric Co.
4.95%, 06/08/25	75,000	74,385
3.50%, 06/15/25 (a)	100,000	97,441
3.45%, 07/01/25	150,000	145,996
3.15%, 01/01/26	300,000	288,505
2.95%, 03/01/26 (a)	100,000	95,513

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 03/15/27 (a)	75,000	71,085
5.45%, 06/15/27 (a)	100,000	100,351
2.10%, 08/01/27 (a)	100,000	90,088
3.30%, 12/01/27 (a)	125,000	116,182
3.00%, 06/15/28 (a)	150,000	137,186
3.75%, 07/01/28	50,000	46,868
4.65%, 08/01/28 (a)	100,000	96,749
6.10%, 01/15/29 (a)	100,000	103,076
4.20%, 03/01/29 (a)	75,000	71,210
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,695
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	94,916
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	95,653
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	120,000	111,351
2.25%, 09/15/26 (a)	60,000	56,328
3.00%, 05/15/27 (a)	75,000	71,019
3.70%, 05/01/28 (a)	100,000	96,175
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	100,000	94,014
5.85%, 11/15/27 (a)	100,000	102,465
5.88%, 10/15/28 (a)	100,000	103,020
Puget Energy, Inc.
3.65%, 05/15/25 (a)	50,000	48,853
2.38%, 06/15/28 (a)	75,000	66,990
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	75,000	71,347
4.95%, 08/15/28 (a)	130,000	130,560
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	95,161
Southern California Edison Co.
3.70%, 08/01/25 (a)	160,000	156,531
1.20%, 02/01/26 (a)	80,000	74,361
4.70%, 06/01/27 (a)	100,000	98,955
5.85%, 11/01/27 (a)	150,000	153,965
3.65%, 03/01/28 (a)	50,000	47,665
5.30%, 03/01/28 (a)	110,000	111,284
5.65%, 10/01/28 (a)	75,000	77,219
4.20%, 03/01/29 (a)	125,000	120,554
Southern Co.
5.15%, 10/06/25	75,000	74,930
3.25%, 07/01/26 (a)	290,000	278,866
5.11%, 08/01/27 (d)	100,000	100,133
4.85%, 06/15/28 (a)	100,000	99,589
5.50%, 03/15/29 (a)	175,000	178,459
4.00%, 01/15/51 (a)(b)	283,000	272,628
3.75%, 09/15/51 (a)(b)	150,000	140,378
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	73,847
0.90%, 01/15/26 (a)	85,000	78,732
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	69,988
2.75%, 10/01/26 (a)	180,000	168,743
4.10%, 09/15/28 (a)	75,000	71,948
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	102,055
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	75,136
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	70,432
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	110,000	106,270
2.95%, 11/15/26 (a)	75,000	71,379
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/15/27 (a)	100,000	96,078
3.75%, 05/15/27 (a)	100,000	96,485
3.80%, 04/01/28 (a)	100,000	96,055
WEC Energy Group, Inc.
5.00%, 09/27/25 (a)	100,000	99,484
4.75%, 01/09/26 (a)	210,000	208,175
5.15%, 10/01/27 (a)	120,000	120,256
1.38%, 10/15/27 (a)	100,000	88,145
4.75%, 01/15/28 (a)	100,000	99,477
2.20%, 12/15/28 (a)	50,000	44,226
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	50,000	44,340
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	150,000	146,040
3.35%, 12/01/26 (a)	75,000	71,170
1.75%, 03/15/27 (a)	100,000	90,111
4.00%, 06/15/28 (a)	125,000	119,236
		21,856,032
Natural Gas 0.4%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	70,799
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	185,000	186,972
NiSource, Inc.
0.95%, 08/15/25 (a)	185,000	174,166
3.49%, 05/15/27 (a)	150,000	143,149
5.25%, 03/30/28 (a)	155,000	156,203
Sempra
3.30%, 04/01/25 (a)	100,000	97,872
3.25%, 06/15/27 (a)	135,000	127,323
3.40%, 02/01/28 (a)	150,000	141,782
4.13%, 04/01/52 (a)(b)	150,000	138,506
Southern California Gas Co.
3.20%, 06/15/25 (a)	55,000	53,804
2.60%, 06/15/26 (a)	100,000	95,026
2.95%, 04/15/27 (a)	155,000	146,262
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	71,837
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	101,609
3.70%, 04/01/28 (a)	50,000	47,593
Spire, Inc.
5.30%, 03/01/26	55,000	54,975
		1,807,878
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	109,000	102,015
3.75%, 09/01/28 (a)	100,000	95,611
United Utilities PLC
6.88%, 08/15/28	50,000	53,164
		250,790
		23,914,700
Total Corporates (Cost $404,163,579)		395,668,973

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (h)	1,911,806	1,911,806
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (h)(i)	422,310	422,310
		2,334,116
Total Short-Term Investments (Cost $2,334,116)		2,334,116
Total Investments in Securities (Cost $406,497,695)		398,003,089

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 06/28/24	1	204,484	(212)
5 Year US Treasury Notes (CBOT), expires 06/28/24	22	2,354,344	(116)
			(328)
Short
3 Year US Treasury Notes (CBOT), expires 06/28/24	(10)	(2,085,625)	1,932
Total Net Unrealized Appreciation on Futures Contracts			1,604

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,573,086 or 0.6% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $414,036.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/24	FACE AMOUNT AT 3/31/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.00%, 03/10/25	$38,980	$9,739	($48,896 )	$55	($175 )	$297	$—	$40,000	$373
4.20%, 03/24/25	84,068	—	(83,997)	(3,206)	3,746	(611)	—	85,000	893
3.63%, 04/01/25	54,041	—	—	—	317	(303)	54,055	55,000	498
3.85%, 05/21/25	93,319	—	—	—	799	(710)	93,408	95,000	914
3.45%, 02/13/26	29,098	—	—	—	161	(167)	29,092	30,000	259
0.90%, 03/11/26	160,522	4,594	—	—	790	61	165,967	180,000	398
1.15%, 05/13/26	123,839	—	—	—	633	64	124,536	135,000	388
5.88%, 08/24/26	102,617	25,438	—	—	(869)	(109)	127,077	125,000	1,624
3.20%, 03/02/27	71,612	—	—	—	(260)	105	71,457	75,000	600
2.45%, 03/03/27	195,659	—	—	—	(411)	426	195,674	210,000	1,286
3.30%, 04/01/27	47,741	52,461	—	—	(390)	185	99,997	105,000	819
3.20%, 01/25/28	85,025	—	—	—	(880)	399	84,544	90,000	720
2.00%, 03/20/28	142,633	17,732	—	—	(50)	1,082	161,397	180,000	879
5.64%, 05/19/29	179,897	—	—	—	(2,195)	9	177,711	175,000	2,469

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/24	FACE AMOUNT AT 3/31/24	INTEREST INCOME EARNED
6.20%, 11/17/29	$183,989	$—	$—	$—	($1,899 )	($173 )	$181,917	$175,000	$2,711
Total	$1,593,040	$109,964	($132,893 )	($3,151 )	($683 )	$555	$1,566,832		$14,831

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$395,668,973	$—	$395,668,973
Short-Term Investments [1]	2,334,116	—	—	2,334,116
Futures Contracts [2]	1,932	—	—	1,932
Liabilities
Futures Contracts [2]	(328)	—	—	(328)
Total	$2,335,720	$395,668,973	$—	$398,004,693

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 36.4%
Banking 24.2%
Ally Financial, Inc.
8.00%, 11/01/31	8,597,000	9,581,347
American Express Co.
4.05%, 05/03/29 (a)	3,425,000	3,324,514
6.49%, 10/30/31 (a)(b)	3,450,000	3,699,819
4.99%, 05/26/33 (a)(b)	2,515,000	2,456,445
4.42%, 08/03/33 (a)(b)	4,195,000	4,002,933
5.04%, 05/01/34 (a)(b)	4,415,000	4,368,410
5.63%, 07/28/34 (a)(b)	1,830,000	1,845,081
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	2,600,000	2,849,436
6.03%, 03/13/35 (a)(b)	3,400,000	3,449,756
Banco Santander SA
3.31%, 06/27/29	3,600,000	3,303,981
3.49%, 05/28/30	3,200,000	2,901,371
2.75%, 12/03/30	5,400,000	4,464,090
2.96%, 03/25/31	2,600,000	2,241,959
3.23%, 11/22/32 (a)(b)	3,200,000	2,659,937
6.92%, 08/08/33	7,200,000	7,534,370
6.94%, 11/07/33	5,200,000	5,738,981
6.35%, 03/14/34	4,000,000	4,005,380
Bank of America Corp.
3.19%, 07/23/30 (a)(b)	8,615,000	7,828,497
2.88%, 10/22/30 (a)(b)	7,105,000	6,317,416
2.50%, 02/13/31 (a)(b)	12,075,000	10,402,984
2.59%, 04/29/31 (a)(b)	9,990,000	8,620,514
1.90%, 07/23/31 (a)(b)	9,530,000	7,825,920
1.92%, 10/24/31 (a)(b)	8,675,000	7,083,896
2.65%, 03/11/32 (a)(b)	6,330,000	5,346,346
2.69%, 04/22/32 (a)(b)	14,715,000	12,443,576
2.30%, 07/21/32 (a)(b)	13,075,000	10,707,736
2.57%, 10/20/32 (a)(b)	11,205,000	9,282,681
2.97%, 02/04/33 (a)(b)	12,950,000	11,001,492
4.57%, 04/27/33 (a)(b)	13,910,000	13,213,206
5.02%, 07/22/33 (a)(b)	17,270,000	17,007,442
5.29%, 04/25/34 (a)(b)	17,360,000	17,321,513
5.87%, 09/15/34 (a)(b)	12,930,000	13,424,976
5.47%, 01/23/35 (a)(b)	17,130,000	17,256,630
2.48%, 09/21/36 (a)(b)	7,050,000	5,637,594
3.85%, 03/08/37 (a)(b)	8,488,000	7,508,385
Bank of Montreal
3.09%, 01/10/37 (a)(b)	4,475,000	3,668,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of New York Mellon Corp.
3.85%, 04/26/29 (a)	1,365,000	1,309,836
3.30%, 08/23/29 (a)	2,575,000	2,381,904
4.60%, 07/26/30 (a)(b)	1,800,000	1,769,483
1.65%, 01/28/31 (a)	1,900,000	1,546,594
1.80%, 07/28/31 (a)	1,660,000	1,341,999
2.50%, 01/26/32 (a)	1,525,000	1,286,336
4.29%, 06/13/33 (a)(b)	2,625,000	2,472,539
5.83%, 10/25/33 (a)(b)	4,860,000	5,076,884
4.71%, 02/01/34 (a)(b)	2,750,000	2,651,491
4.97%, 04/26/34 (a)(b)	3,230,000	3,172,383
6.47%, 10/25/34 (a)(b)	3,700,000	4,031,893
5.19%, 03/14/35 (a)(b)	3,000,000	2,986,487
Bank of Nova Scotia
4.85%, 02/01/30	4,445,000	4,415,371
2.15%, 08/01/31	2,355,000	1,936,075
2.45%, 02/02/32	3,000,000	2,486,298
5.65%, 02/01/34	2,900,000	2,986,510
4.59%, 05/04/37 (a)(b)	4,350,000	3,946,932
BankUnited, Inc.
5.13%, 06/11/30 (a)	1,065,000	989,278
Barclays PLC
5.09%, 06/20/30 (a)(b)	5,350,000	5,153,592
2.65%, 06/24/31 (a)(b)	3,350,000	2,832,949
2.67%, 03/10/32 (a)(b)	3,475,000	2,886,198
2.89%, 11/24/32 (a)(b)	4,177,000	3,470,854
5.75%, 08/09/33 (a)(b)	3,375,000	3,387,893
7.44%, 11/02/33 (a)(b)	6,895,000	7,669,172
6.22%, 05/09/34 (a)(b)	6,850,000	7,067,452
7.12%, 06/27/34 (a)(b)	5,170,000	5,505,499
6.69%, 09/13/34 (a)(b)	5,200,000	5,543,677
3.56%, 09/23/35 (a)(b)	3,444,000	2,960,129
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	3,400,000	3,079,268
6.09%, 10/03/33 (a)	3,900,000	4,108,066
Capital One Financial Corp.
5.25%, 07/26/30 (a)(b)	3,122,000	3,076,180
7.62%, 10/30/31 (a)(b)	5,750,000	6,360,194
2.36%, 07/29/32 (a)(b)	3,540,000	2,726,850
2.62%, 11/02/32 (a)(b)	1,950,000	1,578,871
5.27%, 05/10/33 (a)(b)	3,995,000	3,931,746
5.82%, 02/01/34 (a)(b)	4,619,000	4,615,616
6.38%, 06/08/34 (a)(b)	6,290,000	6,532,798
6.05%, 02/01/35 (a)(b)	2,500,000	2,547,941
Citigroup, Inc.
2.98%, 11/05/30 (a)(b)	7,780,000	6,912,540
2.67%, 01/29/31 (a)(b)	7,850,000	6,809,549
4.41%, 03/31/31 (a)(b)	13,760,000	13,123,755

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 06/03/31 (a)(b)	11,835,000	10,120,344
2.56%, 05/01/32 (a)(b)	10,050,000	8,383,135
6.63%, 06/15/32	3,540,000	3,796,093
2.52%, 11/03/32 (a)(b)	5,625,000	4,617,001
3.06%, 01/25/33 (a)(b)	10,500,000	8,923,831
5.88%, 02/22/33	2,000,000	2,066,156
3.79%, 03/17/33 (a)(b)	10,583,000	9,456,210
4.91%, 05/24/33 (a)(b)	8,685,000	8,385,154
6.00%, 10/31/33	2,450,000	2,530,467
6.27%, 11/17/33 (a)(b)	9,445,000	9,977,038
6.17%, 05/25/34 (a)(b)	10,400,000	10,566,214
5.83%, 02/13/35 (a)(b)	8,550,000	8,463,081
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,310,000	1,108,592
3.25%, 04/30/30 (a)	2,385,000	2,102,571
2.64%, 09/30/32 (a)	2,000,000	1,535,335
5.64%, 05/21/37 (a)(b)	1,500,000	1,404,360
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,755,000	1,596,088
Credit Suisse USA, Inc.
7.13%, 07/15/32	2,690,000	3,022,817
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,500,000	1,463,642
3.55%, 09/18/31 (a)(b)	5,295,000	4,664,111
3.73%, 01/14/32 (a)(b)	4,300,000	3,617,850
3.04%, 05/28/32 (a)(b)	3,395,000	2,861,934
3.74%, 01/07/33 (a)(b)	4,280,000	3,533,284
7.08%, 02/10/34 (a)(b)	5,155,000	5,306,335
Discover Bank
2.70%, 02/06/30 (a)	1,850,000	1,592,617
Discover Financial Services
6.70%, 11/29/32 (a)	2,650,000	2,806,168
7.96%, 11/02/34 (a)(b)	3,450,000	3,913,916
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	3,475,000	3,349,532
5.63%, 01/29/32 (a)(b)	3,390,000	3,397,942
4.34%, 04/25/33 (a)(b)	2,135,000	1,953,771
First Horizon Bank
5.75%, 05/01/30 (a)	1,500,000	1,421,554
Goldman Sachs Capital I
6.35%, 02/15/34	3,240,000	3,371,512
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	6,965,000	6,103,158
3.80%, 03/15/30 (a)	8,615,000	8,072,151
1.99%, 01/27/32 (a)(b)	8,400,000	6,804,516
2.62%, 04/22/32 (a)(b)	13,075,000	10,981,308
2.38%, 07/21/32 (a)(b)	13,685,000	11,224,779
2.65%, 10/21/32 (a)(b)	9,705,000	8,079,359
6.13%, 02/15/33	3,605,000	3,891,111
3.10%, 02/24/33 (a)(b)	13,780,000	11,790,683
6.56%, 10/24/34 (a)(b)(c)	4,300,000	4,692,612
HSBC Holdings PLC
4.95%, 03/31/30	8,520,000	8,460,662
3.97%, 05/22/30 (a)(b)	10,330,000	9,652,657
2.85%, 06/04/31 (a)(b)	5,100,000	4,402,721
2.36%, 08/18/31 (a)(b)	5,260,000	4,384,753
2.80%, 05/24/32 (a)(b)	10,365,000	8,693,017
2.87%, 11/22/32 (a)(b)	5,885,000	4,919,141
4.76%, 03/29/33 (a)(b)	6,630,000	6,163,713
5.40%, 08/11/33 (a)(b)	8,695,000	8,672,615
8.11%, 11/03/33 (a)(b)	6,900,000	7,900,814
6.25%, 03/09/34 (a)(b)	7,700,000	8,119,203
6.55%, 06/20/34 (a)(b)	6,975,000	7,223,269
7.40%, 11/13/34 (a)(b)	6,900,000	7,544,187
5.72%, 03/04/35 (a)(b)	4,000,000	4,049,230
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,225,000	1,891,637
5.02%, 05/17/33 (a)(b)	1,405,000	1,340,470
5.71%, 02/02/35 (a)(b)	4,300,000	4,293,098
2.49%, 08/15/36 (a)(b)	2,240,000	1,714,480
Huntington National Bank
5.65%, 01/10/30 (a)	3,275,000	3,297,138
ING Groep NV
4.05%, 04/09/29	2,875,000	2,732,650
2.73%, 04/01/32 (a)(b)	3,000,000	2,546,574
4.25%, 03/28/33 (a)(b)	3,375,000	3,128,351
6.11%, 09/11/34 (a)(b)	4,445,000	4,618,059
5.55%, 03/19/35 (a)(b)	5,000,000	4,966,589
JPMorgan Chase & Co.
3.70%, 05/06/30 (a)(b)	8,700,000	8,158,850
4.57%, 06/14/30 (a)(b)	6,960,000	6,790,192
8.75%, 09/01/30	1,550,000	1,851,601
2.74%, 10/15/30 (a)(b)	12,875,000	11,406,306
4.49%, 03/24/31 (a)(b)	10,340,000	10,001,379
2.52%, 04/22/31 (a)(b)	9,425,000	8,157,906
2.96%, 05/13/31 (a)(b)	10,360,000	9,074,075
1.76%, 11/19/31 (a)(b)	4,840,000	3,929,597
1.95%, 02/04/32 (a)(b)	10,280,000	8,379,517
2.58%, 04/22/32 (a)(b)	12,005,000	10,144,122
2.55%, 11/08/32 (a)(b)	9,995,000	8,322,525
2.96%, 01/25/33 (a)(b)	12,085,000	10,326,295
4.59%, 04/26/33 (a)(b)	8,625,000	8,264,985
4.91%, 07/25/33 (a)(b)	15,415,000	15,094,029
5.72%, 09/14/33 (a)(b)	12,035,000	12,278,154
5.35%, 06/01/34 (a)(b)	15,480,000	15,548,353
6.25%, 10/23/34 (a)(b)	10,350,000	11,059,794
5.34%, 01/23/35 (a)(b)	10,300,000	10,339,887
KeyBank NA
3.90%, 04/13/29	1,250,000	1,122,756
4.90%, 08/08/32	2,365,000	2,124,454
5.00%, 01/26/33 (a)	3,405,000	3,157,602
KeyCorp
2.55%, 10/01/29	2,525,000	2,137,340
4.79%, 06/01/33 (a)(b)	2,750,000	2,520,400
6.40%, 03/06/35 (a)(b)	3,200,000	3,272,408
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,350,000	4,192,762
7.95%, 11/15/33 (a)(b)	3,475,000	3,919,834
5.68%, 01/05/35 (a)(b)	6,850,000	6,896,320
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	2,800,000	2,797,094
5.05%, 01/27/34 (a)(b)	3,495,000	3,251,228
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29	5,670,000	5,196,216
2.56%, 02/25/30	3,990,000	3,483,375
2.05%, 07/17/30	4,460,000	3,741,792
5.48%, 02/22/31 (a)(b)	1,775,000	1,805,760
2.31%, 07/20/32 (a)(b)	5,975,000	4,976,413
2.49%, 10/13/32 (a)(b)	2,605,000	2,179,066
2.85%, 01/19/33 (a)(b)	3,475,000	2,962,715
4.32%, 04/19/33 (a)(b)	2,250,000	2,130,176
5.13%, 07/20/33 (a)(b)	5,350,000	5,357,509
5.47%, 09/13/33 (a)(b)	2,450,000	2,511,205
5.44%, 02/22/34 (a)(b)	4,540,000	4,637,634
5.41%, 04/19/34 (a)(b)(c)	3,455,000	3,526,283
Mizuho Financial Group, Inc.
3.26%, 05/22/30 (a)(b)	1,800,000	1,641,391
5.38%, 05/26/30 (a)(b)	1,550,000	1,558,088
3.15%, 07/16/30 (a)(b)	2,785,000	2,524,700
2.87%, 09/13/30 (a)(b)	1,975,000	1,755,986
2.59%, 05/25/31 (a)(b)	1,710,000	1,470,268
5.74%, 05/27/31 (a)(b)	2,450,000	2,517,887

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 07/10/31 (a)(b)	3,465,000	2,900,133
1.98%, 09/08/31 (a)(b)	2,950,000	2,423,409
2.56%, 09/13/31	3,225,000	2,641,392
2.17%, 05/22/32 (a)(b)	2,500,000	2,042,570
2.26%, 07/09/32 (a)(b)	775,000	634,575
5.67%, 09/13/33 (a)(b)	2,680,000	2,747,129
5.75%, 05/27/34 (a)(b)	3,750,000	3,866,664
5.75%, 07/06/34 (a)(b)	4,220,000	4,355,709
Morgan Stanley
2.70%, 01/22/31 (a)(b)	12,200,000	10,665,153
3.62%, 04/01/31 (a)(b)	10,140,000	9,305,895
1.79%, 02/13/32 (a)(b)	9,450,000	7,568,364
7.25%, 04/01/32	3,325,000	3,800,420
1.93%, 04/28/32 (a)(b)	8,175,000	6,562,794
2.24%, 07/21/32 (a)(b)	11,935,000	9,743,853
2.51%, 10/20/32 (a)(b)	8,500,000	7,031,466
2.94%, 01/21/33 (a)(b)	8,660,000	7,364,701
4.89%, 07/20/33 (a)(b)	7,000,000	6,799,929
6.34%, 10/18/33 (a)(b)	10,320,000	11,061,209
5.25%, 04/21/34 (a)(b)	11,190,000	11,102,473
5.42%, 07/21/34 (a)(b)	8,665,000	8,700,604
6.63%, 11/01/34 (a)(b)	7,000,000	7,661,341
5.47%, 01/18/35 (a)(b)	8,780,000	8,861,116
2.48%, 09/16/36 (a)(b)	10,570,000	8,356,461
5.30%, 04/20/37 (a)(b)	7,140,000	6,863,545
5.95%, 01/19/38 (a)(b)	7,025,000	7,042,782
5.94%, 02/07/39 (a)(b)	4,510,000	4,488,821
NatWest Group PLC
4.45%, 05/08/30 (a)(b)	4,250,000	4,056,587
6.02%, 03/02/34 (a)(b)	3,500,000	3,612,320
6.48%, 06/01/34 (a)(b)	3,400,000	3,459,969
5.78%, 03/01/35 (a)(b)	5,000,000	5,071,145
3.03%, 11/28/35 (a)(b)	2,930,000	2,454,788
Northern Trust Corp.
3.15%, 05/03/29 (a)	1,950,000	1,817,217
1.95%, 05/01/30 (a)	3,275,000	2,787,400
6.13%, 11/02/32 (a)	3,405,000	3,598,324
PNC Bank NA
2.70%, 10/22/29	2,658,000	2,312,609
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	5,046,000	4,712,434
2.55%, 01/22/30 (a)	6,805,000	5,942,264
2.31%, 04/23/32 (a)(b)	3,272,000	2,695,129
4.63%, 06/06/33 (a)(b)	2,824,000	2,635,011
6.04%, 10/28/33 (a)(b)	5,279,000	5,462,364
5.07%, 01/24/34 (a)(b)	5,179,000	5,016,734
5.94%, 08/18/34 (a)(b)	2,650,000	2,721,523
6.88%, 10/20/34 (a)(b)	7,725,000	8,462,921
5.68%, 01/22/35 (a)(b)	5,150,000	5,201,960
Royal Bank of Canada
2.30%, 11/03/31	5,205,000	4,330,473
3.88%, 05/04/32	3,435,000	3,174,876
5.00%, 02/01/33	5,960,000	5,939,709
5.00%, 05/02/33 (c)	3,275,000	3,262,495
5.15%, 02/01/34	4,000,000	4,004,304
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	1,700,000	1,851,669
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	1,950,000	1,661,489
State Street Corp.
2.40%, 01/24/30	2,645,000	2,332,741
2.20%, 03/03/31	3,000,000	2,513,043
3.15%, 03/30/31 (a)(b)	1,450,000	1,303,869
2.62%, 02/07/33 (a)(b)	1,900,000	1,598,558
4.42%, 05/13/33 (a)(b)	1,850,000	1,768,723
4.16%, 08/04/33 (a)(b)	2,450,000	2,278,108
4.82%, 01/26/34 (a)(b)	2,475,000	2,409,358
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 05/18/34 (a)(b)	3,420,000	3,405,122
3.03%, 11/01/34 (a)(b)	1,725,000	1,534,716
6.12%, 11/21/34 (a)(b)	1,900,000	1,985,030
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/29	8,840,000	8,019,239
3.20%, 09/17/29	1,600,000	1,453,960
2.72%, 09/27/29	1,500,000	1,331,465
5.71%, 01/13/30	4,295,000	4,435,328
2.75%, 01/15/30	4,600,000	4,076,926
2.13%, 07/08/30	5,075,000	4,253,770
5.85%, 07/13/30	1,865,000	1,936,162
2.14%, 09/23/30	2,845,000	2,359,797
1.71%, 01/12/31	2,120,000	1,705,288
2.22%, 09/17/31	3,175,000	2,601,734
5.77%, 01/13/33	6,155,000	6,411,686
5.78%, 07/13/33	2,265,000	2,360,849
5.81%, 09/14/33	3,330,000	3,496,152
Synchrony Financial
2.88%, 10/28/31 (a)	2,695,000	2,155,784
Toronto-Dominion Bank
4.99%, 04/05/29 (d)	1,000,000	999,917
2.00%, 09/10/31	2,950,000	2,411,455
2.45%, 01/12/32	2,115,000	1,761,840
3.20%, 03/10/32	5,100,000	4,485,737
4.46%, 06/08/32	7,020,000	6,718,351
Truist Bank
2.25%, 03/11/30 (a)	4,100,000	3,415,429
Truist Financial Corp.
1.95%, 06/05/30 (a)	2,650,000	2,193,092
4.92%, 07/28/33 (a)(b)	3,505,000	3,266,233
6.12%, 10/28/33 (a)(b)	2,615,000	2,702,674
5.12%, 01/26/34 (a)(b)	5,100,000	4,908,703
5.87%, 06/08/34 (a)(b)	6,025,000	6,100,445
5.71%, 01/24/35 (a)(b)	6,925,000	6,960,360
U.S. Bancorp
3.00%, 07/30/29 (a)	3,355,000	2,998,700
1.38%, 07/22/30 (a)	4,205,000	3,381,059
2.68%, 01/27/33 (a)(b)	2,964,000	2,453,447
4.97%, 07/22/33 (a)(b)	4,250,000	4,023,230
5.85%, 10/21/33 (a)(b)	5,190,000	5,302,465
4.84%, 02/01/34 (a)(b)	6,825,000	6,482,595
5.84%, 06/12/34 (a)(b)	6,136,000	6,259,141
5.68%, 01/23/35 (a)(b)	6,950,000	7,021,696
2.49%, 11/03/36 (a)(b)	4,694,000	3,698,305
Wells Fargo & Co.
7.95%, 11/15/29	1,025,000	1,147,823
2.88%, 10/30/30 (a)(b)	12,075,000	10,679,340
2.57%, 02/11/31 (a)(b)	10,375,000	8,947,712
4.48%, 04/04/31 (a)(b)	8,630,000	8,274,271
3.35%, 03/02/33 (a)(b)	13,165,000	11,417,116
4.90%, 07/25/33 (a)(b)	14,700,000	14,169,324
5.39%, 04/24/34 (a)(b)	12,950,000	12,870,821
5.56%, 07/25/34 (a)(b)	14,855,000	14,930,728
6.49%, 10/23/34 (a)(b)	11,100,000	11,915,386
5.50%, 01/23/35 (a)(b)	10,325,000	10,347,639
Westpac Banking Corp.
2.65%, 01/16/30	2,620,000	2,341,257
2.15%, 06/03/31	3,550,000	2,973,112
5.41%, 08/10/33 (a)(b)	3,125,000	3,098,691
6.82%, 11/17/33	2,575,000	2,801,923
4.11%, 07/24/34 (a)(b)	4,350,000	4,024,054
2.67%, 11/15/35 (a)(b)	5,230,000	4,316,303
3.02%, 11/18/36 (a)(b)	4,385,000	3,608,398
Wintrust Financial Corp.
4.85%, 06/06/29	1,025,000	933,679

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,780,000	1,461,901
		1,557,525,358
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,385,000	1,240,381
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,710,000	1,657,993
5.15%, 05/15/33 (a)	2,605,000	2,634,433
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	1,725,000	1,856,464
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	3,450,000	3,465,703
BlackRock, Inc.
3.25%, 04/30/29 (a)	3,335,000	3,125,002
2.40%, 04/30/30 (a)	3,270,000	2,866,642
1.90%, 01/28/31 (a)	4,330,000	3,608,542
2.10%, 02/25/32 (a)	3,485,000	2,864,430
4.75%, 05/25/33 (a)	4,400,000	4,376,702
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,025,000	2,121,019
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,145,000	1,745,931
Brookfield Finance, Inc.
4.35%, 04/15/30 (a)	2,605,000	2,493,403
2.72%, 04/15/31 (a)	1,675,000	1,426,591
6.35%, 01/05/34 (a)	2,425,000	2,583,062
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,875,000	1,534,835
3.00%, 03/16/32 (a)	1,000,000	873,218
Charles Schwab Corp.
3.25%, 05/22/29 (a)(e)	2,030,000	1,883,301
2.75%, 10/01/29 (a)(e)	1,600,000	1,436,566
4.63%, 03/22/30 (a)(c)(e)	1,700,000	1,688,193
1.65%, 03/11/31 (a)(e)	2,555,000	2,049,493
2.30%, 05/13/31 (a)(e)	2,545,000	2,137,257
1.95%, 12/01/31 (a)(e)	2,890,000	2,325,615
2.90%, 03/03/32 (a)(e)	3,420,000	2,933,676
5.85%, 05/19/34 (a)(b)(e)	4,400,000	4,505,417
6.14%, 08/24/34 (a)(b)(e)	4,625,000	4,835,870
CI Financial Corp.
3.20%, 12/17/30 (a)	3,335,000	2,732,896
CME Group, Inc.
2.65%, 03/15/32 (a)	2,740,000	2,368,653
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,810,000	2,297,160
Intercontinental Exchange, Inc.
4.35%, 06/15/29 (a)	4,385,000	4,277,603
2.10%, 06/15/30 (a)	4,315,000	3,665,047
1.85%, 09/15/32 (a)	5,110,000	3,999,524
4.60%, 03/15/33 (a)	5,250,000	5,092,587
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,660,000	3,436,391
2.63%, 10/15/31 (a)	3,345,000	2,763,457
2.75%, 10/15/32 (a)	1,670,000	1,358,121
Lazard Group LLC
6.00%, 03/15/31 (a)	750,000	757,918
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,350,000	1,890,613
5.55%, 02/15/34 (a)	4,065,000	4,135,880
Nomura Holdings, Inc.
5.61%, 07/06/29	2,145,000	2,171,350
3.10%, 01/16/30	5,200,000	4,615,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.68%, 07/16/30	3,300,000	2,826,281
2.61%, 07/14/31	3,250,000	2,702,737
3.00%, 01/22/32	2,710,000	2,290,739
6.18%, 01/18/33	2,800,000	2,968,336
6.09%, 07/12/33	1,950,000	2,057,753
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,760,000	1,737,949
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,465,000	1,337,830
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,000,000	2,030,164
		127,784,464
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	2,925,000	3,037,545
3.30%, 01/30/32 (a)	13,725,000	11,762,291
3.40%, 10/29/33 (a)	5,185,000	4,372,658
5.30%, 01/19/34 (a)	2,550,000	2,502,975
Air Lease Corp.
3.25%, 10/01/29 (a)	1,810,000	1,640,375
3.00%, 02/01/30 (a)	2,300,000	2,035,325
3.13%, 12/01/30 (a)	2,615,000	2,298,988
2.88%, 01/15/32 (a)	2,555,000	2,153,553
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	2,000,000	2,021,178
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,500,000	2,090,543
Blackstone Private Credit Fund
6.25%, 01/25/31 (a)(f)	1,750,000	1,760,874
Blue Owl Credit Income Corp.
6.65%, 03/15/31 (a)(f)	2,550,000	2,502,742
GATX Corp.
4.70%, 04/01/29 (a)	1,755,000	1,722,583
4.00%, 06/30/30 (a)	1,695,000	1,577,283
1.90%, 06/01/31 (a)	1,275,000	1,020,746
3.50%, 06/01/32 (a)	1,365,000	1,196,554
4.90%, 03/15/33 (a)	1,420,000	1,367,801
5.45%, 09/15/33 (a)	1,400,000	1,395,805
6.05%, 03/15/34 (a)	750,000	772,925
Golub Capital BDC, Inc.
6.00%, 07/15/29 (a)	2,100,000	2,065,097
		49,297,841
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31 (c)	1,650,000	1,396,771
4.00%, 04/13/32	1,780,000	1,664,221
5.20%, 09/13/32	1,700,000	1,726,803
		4,787,795
Insurance 5.0%
ACE Capital Trust II
9.70%, 04/01/30	1,000,000	1,181,701
Aflac, Inc.
3.60%, 04/01/30 (a)	3,520,000	3,280,093
Alleghany Corp.
3.63%, 05/15/30 (a)	1,780,000	1,666,617
Allstate Corp.
1.45%, 12/15/30 (a)	2,085,000	1,652,210
5.25%, 03/30/33 (a)	2,810,000	2,822,688
5.35%, 06/01/33	1,050,000	1,058,605
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,025,000	1,018,577

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American International Group, Inc.
3.40%, 06/30/30 (a)	1,280,000	1,171,982
5.13%, 03/27/33 (a)	2,650,000	2,639,068
Aon Corp.
3.75%, 05/02/29 (a)	2,723,000	2,575,022
2.80%, 05/15/30 (a)	3,520,000	3,105,005
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,405,000	1,145,591
2.60%, 12/02/31 (a)	1,700,000	1,433,146
5.00%, 09/12/32 (a)	1,835,000	1,819,336
5.35%, 02/28/33 (a)	2,710,000	2,724,270
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,500,000	2,520,139
5.45%, 03/01/34 (a)	5,400,000	5,460,459
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,425,000	1,169,434
5.50%, 03/02/33 (a)	1,185,000	1,194,442
6.50%, 02/15/34 (a)	1,425,000	1,533,590
Assurant, Inc.
3.70%, 02/22/30 (a)	1,560,000	1,414,097
2.65%, 01/15/32 (a)	1,015,000	835,581
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	1,775,000	1,566,428
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,735,000	1,806,552
3.50%, 01/15/31 (a)	1,570,000	1,383,844
6.65%, 02/01/33 (a)	1,425,000	1,510,363
5.88%, 01/15/34 (a)	2,125,000	2,132,109
AXA SA
8.60%, 12/15/30	3,105,000	3,678,099
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	1,125,000	1,068,960
4.90%, 01/15/40 (a)(b)	1,445,000	1,298,187
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,785,000	1,527,122
1.45%, 10/15/30 (a)	2,640,000	2,180,601
2.88%, 03/15/32 (a)	3,215,000	2,845,273
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	2,180,000	2,189,650
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,225,000	1,847,283
4.20%, 03/17/32 (a)	2,275,000	2,104,220
Centene Corp.
4.63%, 12/15/29 (a)	11,920,000	11,325,759
3.38%, 02/15/30 (a)	6,870,000	6,093,149
3.00%, 10/15/30 (a)	7,535,000	6,463,337
2.50%, 03/01/31 (a)	7,590,000	6,253,673
2.63%, 08/01/31 (a)	4,805,000	3,950,981
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	3,310,000	2,698,355
5.00%, 03/15/34 (a)	3,450,000	3,461,671
CNA Financial Corp.
3.90%, 05/01/29 (a)	1,760,000	1,666,781
2.05%, 08/15/30 (a)	1,445,000	1,210,867
5.50%, 06/15/33 (a)	1,990,000	2,019,968
5.13%, 02/15/34 (a)	1,100,000	1,070,328
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	1,775,000	1,728,922
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	3,540,000	3,312,708
3.90%, 04/05/32 (a)	4,870,000	4,385,934
6.05%, 09/15/33 (a)(f)	1,800,000	1,856,829
5.75%, 01/15/34 (a)	2,535,000	2,587,734
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.
2.88%, 09/15/29 (a)	2,900,000	2,617,878
2.25%, 05/15/30 (a)	3,665,000	3,137,844
2.55%, 03/15/31 (a)	3,610,000	3,088,650
4.10%, 05/15/32 (a)	2,200,000	2,057,577
5.50%, 10/15/32 (a)	2,305,000	2,364,288
4.75%, 02/15/33 (a)	3,265,000	3,185,417
Enstar Group Ltd.
4.95%, 06/01/29 (a)	1,755,000	1,715,031
3.10%, 09/01/31 (a)	1,840,000	1,529,600
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,725,000	1,744,128
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,355,000	2,251,578
3.38%, 03/03/31 (a)	1,855,000	1,627,914
5.63%, 08/16/32 (a)	2,740,000	2,743,501
6.00%, 12/07/33 (a)(f)	2,225,000	2,270,425
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,025,000	1,802,845
2.45%, 03/15/31 (a)	2,195,000	1,809,260
First American Financial Corp.
4.00%, 05/15/30 (a)	1,610,000	1,465,551
2.40%, 08/15/31 (a)	2,390,000	1,896,392
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,345,000	1,127,667
4.80%, 06/15/32 (a)	1,420,000	1,387,112
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,050,000	880,622
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	2,135,000	1,918,642
Humana, Inc.
3.13%, 08/15/29 (a)	1,615,000	1,469,089
4.88%, 04/01/30 (a)	1,685,000	1,664,468
5.38%, 04/15/31 (a)	4,000,000	4,004,033
2.15%, 02/03/32 (a)	2,645,000	2,116,782
5.88%, 03/01/33 (a)	2,610,000	2,695,462
5.95%, 03/15/34 (a)	3,000,000	3,117,833
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,935,000	1,613,465
5.67%, 06/08/32 (a)	1,050,000	1,052,681
Kemper Corp.
2.40%, 09/30/30 (a)	1,410,000	1,134,448
3.80%, 02/23/32 (a)	1,415,000	1,209,788
Lincoln National Corp.
3.05%, 01/15/30 (a)	1,725,000	1,525,502
3.40%, 01/15/31 (a)	1,720,000	1,517,327
3.40%, 03/01/32 (a)	1,100,000	946,298
5.85%, 03/15/34 (a)	750,000	740,789
Loews Corp.
3.20%, 05/15/30 (a)	1,780,000	1,612,828
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,440,000	2,253,689
Markel Group, Inc.
3.35%, 09/17/29 (a)	1,070,000	971,755
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	2,450,000	2,088,290
2.38%, 12/15/31 (a)	1,410,000	1,178,727
5.75%, 11/01/32 (a)	1,710,000	1,799,138
5.88%, 08/01/33	1,135,000	1,209,658
5.40%, 09/15/33 (a)	2,100,000	2,155,122
5.15%, 03/15/34 (a)	1,100,000	1,108,508
MetLife, Inc.
4.55%, 03/23/30 (a)	3,480,000	3,448,499
6.50%, 12/15/32	2,260,000	2,496,735
5.38%, 07/15/33 (a)	3,300,000	3,371,606

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,400,000	1,408,012
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	2,210,000	2,112,412
4.50%, 10/01/50 (a)(b)	360,000	328,791
Primerica, Inc.
2.80%, 11/19/31 (a)	2,150,000	1,796,033
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	1,775,000	1,667,494
2.13%, 06/15/30 (a)	1,850,000	1,552,723
5.38%, 03/15/33 (a)	1,515,000	1,531,723
Progressive Corp.
3.20%, 03/26/30 (a)	2,005,000	1,832,637
3.00%, 03/15/32 (a)	1,570,000	1,369,720
6.25%, 12/01/32	1,430,000	1,556,876
4.95%, 06/15/33 (a)	1,610,000	1,609,325
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,750,000	1,512,808
5.75%, 07/15/33	1,450,000	1,547,014
3.70%, 10/01/50 (a)(b)	2,630,000	2,300,205
5.13%, 03/01/52 (a)(b)	3,360,000	3,157,770
6.00%, 09/01/52 (a)(b)	4,200,000	4,187,152
6.75%, 03/01/53 (a)(b)	1,675,000	1,743,677
6.50%, 03/15/54 (a)(b)	3,300,000	3,356,989
Prudential Funding Asia PLC
3.13%, 04/14/30	3,175,000	2,859,003
3.63%, 03/24/32 (a)	1,570,000	1,418,157
Radian Group, Inc.
6.20%, 05/15/29 (a)	2,150,000	2,181,925
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	2,100,000	1,985,978
3.15%, 06/15/30 (a)	2,055,000	1,835,818
6.00%, 09/15/33 (a)	1,415,000	1,468,734
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	1,170,000	1,088,474
5.75%, 06/05/33 (a)	2,675,000	2,699,492
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,540,000	1,265,928
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,000,000	2,223,060
UnitedHealth Group, Inc.
4.70%, 04/15/29 (a)	1,100,000	1,097,503
4.00%, 05/15/29 (a)	3,170,000	3,066,279
2.88%, 08/15/29	3,475,000	3,172,823
5.30%, 02/15/30 (a)	4,340,000	4,445,410
2.00%, 05/15/30	4,375,000	3,721,395
4.90%, 04/15/31 (a)	3,200,000	3,202,071
2.30%, 05/15/31 (a)	5,305,000	4,494,409
4.20%, 05/15/32 (a)	4,965,000	4,723,241
5.35%, 02/15/33 (a)	6,975,000	7,176,285
4.50%, 04/15/33 (a)	5,190,000	5,025,741
Unum Group
4.00%, 06/15/29 (a)	1,245,000	1,177,286
Willis North America, Inc.
2.95%, 09/15/29 (a)	2,495,000	2,238,384
5.35%, 05/15/33 (a)	2,758,000	2,745,778
		321,656,317
REITs 4.4%
Agree LP
2.90%, 10/01/30 (a)	1,010,000	871,448
4.80%, 10/01/32 (a)	980,000	927,187
2.60%, 06/15/33 (a)	940,000	738,507
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	1,000,000	966,641
2.75%, 12/15/29 (a)	1,410,000	1,238,142
4.70%, 07/01/30 (a)	1,615,000	1,568,865
4.90%, 12/15/30 (a)	2,525,000	2,490,630
3.38%, 08/15/31 (a)	2,640,000	2,355,808
2.00%, 05/18/32 (a)	2,930,000	2,300,178
1.88%, 02/01/33 (a)	3,485,000	2,652,490
2.95%, 03/15/34 (a)	2,000,000	1,645,484
American Assets Trust LP
3.38%, 02/01/31 (a)	1,810,000	1,479,587
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	1,525,000	1,239,994
3.63%, 04/15/32 (a)	2,035,000	1,791,184
5.50%, 02/01/34 (a)	2,200,000	2,192,963
AvalonBay Communities, Inc.
3.30%, 06/01/29 (a)	1,400,000	1,298,182
2.30%, 03/01/30 (a)	2,240,000	1,940,879
2.45%, 01/15/31 (a)	1,992,000	1,711,847
2.05%, 01/15/32 (a)	2,785,000	2,292,536
5.00%, 02/15/33 (a)	1,115,000	1,106,014
5.30%, 12/07/33 (a)	1,390,000	1,406,315
Boston Properties LP
3.40%, 06/21/29 (a)	2,654,000	2,382,884
2.90%, 03/15/30 (a)	2,510,000	2,153,026
3.25%, 01/30/31 (a)	4,395,000	3,764,234
2.55%, 04/01/32 (a)	2,985,000	2,364,293
2.45%, 10/01/33 (a)	2,905,000	2,188,597
6.50%, 01/15/34 (a)(c)	2,550,000	2,648,437
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	2,485,000	2,344,183
4.05%, 07/01/30 (a)	2,860,000	2,660,619
2.50%, 08/16/31 (a)	1,750,000	1,438,166
5.50%, 02/15/34 (a)	1,400,000	1,382,839
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,215,000	963,353
Camden Property Trust
3.15%, 07/01/29 (a)	2,115,000	1,936,215
2.80%, 05/15/30 (a)	2,470,000	2,193,670
4.90%, 01/15/34 (a)	1,400,000	1,362,595
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,095,000	1,727,748
2.90%, 12/01/33 (a)	1,375,000	1,080,346
CubeSmart LP
3.00%, 02/15/30 (a)	1,115,000	986,628
2.00%, 02/15/31 (a)	1,465,000	1,181,582
2.50%, 02/15/32 (a)	2,000,000	1,635,580
Digital Realty Trust LP
3.60%, 07/01/29 (a)	3,175,000	2,926,629
DOC DR LLC
2.63%, 11/01/31 (a)	1,585,000	1,306,772
EPR Properties
3.75%, 08/15/29 (a)	1,745,000	1,542,858
3.60%, 11/15/31 (a)	1,415,000	1,183,214
ERP Operating LP
3.00%, 07/01/29 (a)	2,150,000	1,957,209
2.50%, 02/15/30 (a)	1,855,000	1,624,867
1.85%, 08/01/31 (a)	1,933,000	1,571,181
Essential Properties LP
2.95%, 07/15/31 (a)	1,375,000	1,116,791
Essex Portfolio LP
3.00%, 01/15/30 (a)	1,820,000	1,616,022
1.65%, 01/15/31 (a)	1,320,000	1,042,831
2.55%, 06/15/31 (a)	860,000	715,622
2.65%, 03/15/32 (a)	2,160,000	1,787,811

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
3.90%, 04/01/29 (a)	1,250,000	1,178,240
4.00%, 06/15/29 (a)	1,020,000	964,179
5.50%, 07/01/30 (a)	1,575,000	1,595,125
2.20%, 10/15/30 (a)	1,465,000	1,215,785
5.90%, 01/15/31 (a)	2,250,000	2,330,039
2.55%, 06/01/31 (a)	1,560,000	1,299,040
2.40%, 10/15/31 (a)	1,745,000	1,436,023
2.35%, 03/15/32 (a)	2,420,000	1,938,850
5.40%, 02/01/34 (a)	1,850,000	1,840,305
Federal Realty OP LP
3.20%, 06/15/29 (a)	1,365,000	1,240,305
3.50%, 06/01/30 (a)	1,298,000	1,171,764
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	2,270,000	1,976,795
2.00%, 03/15/31 (a)	2,775,000	2,208,871
Healthpeak OP LLC
3.50%, 07/15/29 (a)	2,195,000	2,032,896
3.00%, 01/15/30 (a)	2,575,000	2,284,717
2.88%, 01/15/31 (a)	2,115,000	1,819,393
5.25%, 12/15/32 (a)	2,625,000	2,609,231
Highwoods Realty LP
4.20%, 04/15/29 (a)	1,225,000	1,119,988
3.05%, 02/15/30 (a)	1,400,000	1,182,504
2.60%, 02/01/31 (a)	1,275,000	1,007,987
7.65%, 02/01/34 (a)	1,200,000	1,309,790
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	2,245,000	2,001,410
3.50%, 09/15/30 (a)	2,700,000	2,403,709
2.90%, 12/15/31 (a)	1,410,000	1,172,924
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,625,000	1,631,922
2.00%, 08/15/31 (a)	2,280,000	1,814,142
4.15%, 04/15/32 (a)	2,125,000	1,947,101
5.50%, 08/15/33 (a)	1,230,000	1,225,878
2.70%, 01/15/34 (a)	1,400,000	1,115,783
Kilroy Realty LP
4.25%, 08/15/29 (a)	1,455,000	1,338,289
3.05%, 02/15/30 (a)	1,780,000	1,515,646
2.50%, 11/15/32 (a)	1,419,000	1,069,357
2.65%, 11/15/33 (a)	1,525,000	1,132,551
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	1,610,000	1,390,919
2.25%, 12/01/31 (a)	1,620,000	1,309,540
3.20%, 04/01/32 (a)	2,125,000	1,830,439
4.60%, 02/01/33 (a)	2,315,000	2,191,179
6.40%, 03/01/34 (a)	1,800,000	1,927,885
Kite Realty Group LP
5.50%, 03/01/34 (a)	1,100,000	1,093,594
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,415,000	1,355,950
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,335,000	1,115,314
2.38%, 10/01/31 (a)	1,440,000	1,153,651
Mid-America Apartments LP
2.75%, 03/15/30 (a)	870,000	770,804
1.70%, 02/15/31 (a)	1,505,000	1,214,266
5.00%, 03/15/34 (a)	1,200,000	1,182,569
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,405,000	1,153,909
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,230,000	1,053,770
5.60%, 10/15/33 (a)	1,930,000	1,955,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,750,000	1,562,837
3.38%, 02/01/31 (a)	2,364,000	2,021,240
3.25%, 04/15/33 (a)	2,495,000	2,023,020
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,135,000	922,027
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,090,000	856,051
2.75%, 04/01/32 (a)	1,110,000	803,038
Prologis LP
2.88%, 11/15/29 (a)	1,235,000	1,116,251
2.25%, 04/15/30 (a)	3,280,000	2,844,445
1.75%, 07/01/30 (a)	1,025,000	854,483
1.25%, 10/15/30 (a)	2,500,000	2,007,494
1.75%, 02/01/31 (a)	1,705,000	1,397,553
1.63%, 03/15/31 (a)	1,240,000	997,193
2.25%, 01/15/32 (a)	1,710,000	1,413,889
4.63%, 01/15/33 (a)	2,300,000	2,236,644
4.75%, 06/15/33 (a)	2,665,000	2,613,474
5.13%, 01/15/34 (a)	2,620,000	2,635,522
5.00%, 03/15/34 (a)	2,500,000	2,488,672
Public Storage Operating Co.
3.39%, 05/01/29 (a)	1,625,000	1,523,942
2.30%, 05/01/31 (a)	2,245,000	1,899,564
2.25%, 11/09/31 (a)	1,895,000	1,573,721
5.10%, 08/01/33 (a)	2,465,000	2,479,248
Realty Income Corp.
3.25%, 06/15/29 (a)	1,585,000	1,462,706
4.00%, 07/15/29 (a)	1,160,000	1,103,783
3.10%, 12/15/29 (a)	2,040,000	1,854,499
3.40%, 01/15/30 (a)	1,755,000	1,602,488
4.85%, 03/15/30 (a)	2,350,000	2,325,986
3.25%, 01/15/31 (a)	3,545,000	3,166,952
3.20%, 02/15/31 (a)	1,405,000	1,248,188
2.70%, 02/15/32 (a)	1,200,000	1,003,141
5.63%, 10/13/32 (a)	2,735,000	2,795,457
2.85%, 12/15/32 (a)	2,540,000	2,116,107
1.80%, 03/15/33 (a)	1,300,000	986,222
4.90%, 07/15/33 (a)	2,190,000	2,115,342
5.13%, 02/15/34 (a)	2,200,000	2,161,770
Regency Centers LP
2.95%, 09/15/29 (a)	1,550,000	1,387,802
3.70%, 06/15/30 (a)	2,085,000	1,926,099
5.25%, 01/15/34 (a)	1,350,000	1,345,181
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,240,000	1,013,600
2.15%, 09/01/31 (a)	1,510,000	1,212,089
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,270,000	1,146,518
3.20%, 12/01/31 (a)	2,690,000	2,242,807
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,250,000	1,031,391
2.85%, 01/15/32 (a)	1,205,000	980,772
Simon Property Group LP
2.45%, 09/13/29 (a)	4,360,000	3,841,771
2.65%, 07/15/30 (a)	2,385,000	2,085,326
2.20%, 02/01/31 (a)	2,530,000	2,104,580
2.25%, 01/15/32 (a)	2,450,000	2,004,936
2.65%, 02/01/32 (a)	2,400,000	2,025,735
5.50%, 03/08/33 (a)	2,265,000	2,310,311
6.25%, 01/15/34 (a)	1,750,000	1,873,120
Store Capital LLC
2.75%, 11/18/30 (a)	1,295,000	1,041,244
2.70%, 12/01/31 (a)	1,330,000	1,048,654

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,290,000	1,889,851
4.20%, 04/15/32 (a)	2,245,000	2,020,663
5.70%, 01/15/33 (a)	1,500,000	1,488,914
Tanger Properties LP
2.75%, 09/01/31 (a)	1,400,000	1,147,664
UDR, Inc.
3.20%, 01/15/30 (a)	2,100,000	1,904,845
3.00%, 08/15/31 (a)	2,075,000	1,804,577
2.10%, 08/01/32 (a)	1,450,000	1,138,865
1.90%, 03/15/33 (a)	1,350,000	1,024,133
2.10%, 06/15/33 (a)	670,000	512,288
Ventas Realty LP
3.00%, 01/15/30 (a)	2,285,000	2,017,280
4.75%, 11/15/30 (a)	1,830,000	1,769,191
2.50%, 09/01/31 (a)	1,525,000	1,253,560
Welltower OP LLC
3.10%, 01/15/30 (a)	2,450,000	2,207,607
2.75%, 01/15/31 (a)	1,935,000	1,666,761
2.80%, 06/01/31 (a)	2,590,000	2,223,931
2.75%, 01/15/32 (a)	2,050,000	1,720,911
3.85%, 06/15/32 (a)	1,825,000	1,653,212
WP Carey, Inc.
3.85%, 07/15/29 (a)	1,156,000	1,079,326
2.40%, 02/01/31 (a)	1,750,000	1,455,294
2.45%, 02/01/32 (a)	1,265,000	1,020,434
2.25%, 04/01/33 (a)	1,465,000	1,137,769
		284,803,563
		2,345,855,338

Industrial 53.7%
Basic Industry 2.9%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	3,140,000	2,690,709
4.75%, 02/08/31 (a)	1,600,000	1,594,916
4.80%, 03/03/33 (a)	2,350,000	2,340,868
4.85%, 02/08/34 (a)	3,950,000	3,912,618
Albemarle Corp.
5.05%, 06/01/32 (a)(c)	2,360,000	2,267,861
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,464,000	2,150,324
ArcelorMittal SA
4.25%, 07/16/29	1,905,000	1,820,029
6.80%, 11/29/32 (a)	3,435,000	3,676,584
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	3,050,000	3,100,769
4.90%, 02/28/33 (a)	2,575,000	2,555,193
5.25%, 09/08/33 (a)	5,325,000	5,391,055
Cabot Corp.
4.00%, 07/01/29 (a)	850,000	802,934
5.00%, 06/30/32 (a)	1,455,000	1,419,863
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (a)	2,165,000	2,246,320
6.55%, 11/15/30 (a)	3,465,000	3,649,599
6.38%, 07/15/32 (a)	3,725,000	3,870,519
6.70%, 11/15/33 (a)	3,550,000	3,786,657
CF Industries, Inc.
5.15%, 03/15/34	2,375,000	2,340,887
Dow Chemical Co.
7.38%, 11/01/29	2,747,000	3,059,347
2.10%, 11/15/30 (a)	3,045,000	2,572,299
6.30%, 03/15/33 (a)	1,740,000	1,876,794
5.15%, 02/15/34 (a)	2,200,000	2,194,686
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,805,000	1,835,974
5.63%, 02/20/34 (a)	2,600,000	2,616,691
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,205,000	2,217,112
1.30%, 01/30/31 (a)	2,055,000	1,646,517
2.13%, 02/01/32 (a)	2,270,000	1,886,508
EIDP, Inc.
2.30%, 07/15/30 (a)	1,553,000	1,337,424
4.80%, 05/15/33 (a)	2,325,000	2,297,376
FMC Corp.
3.45%, 10/01/29 (a)	1,670,000	1,504,527
5.65%, 05/18/33 (a)	1,875,000	1,845,218
Freeport-McMoRan, Inc.
5.25%, 09/01/29 (a)	1,544,000	1,552,770
4.25%, 03/01/30 (a)	1,795,000	1,700,923
4.63%, 08/01/30 (a)	1,880,000	1,809,509
Georgia-Pacific LLC
7.75%, 11/15/29	1,775,000	2,026,389
8.88%, 05/15/31	1,250,000	1,546,726
Huntsman International LLC
4.50%, 05/01/29 (a)	2,575,000	2,460,642
2.95%, 06/15/31 (a)	1,450,000	1,209,655
Kinross Gold Corp.
6.25%, 07/15/33 (a)(f)	1,645,000	1,708,068
Linde, Inc.
1.10%, 08/10/30 (a)	2,300,000	1,860,533
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,885,000	1,591,936
5.63%, 05/15/33 (a)	1,600,000	1,639,975
5.50%, 03/01/34 (a)	2,500,000	2,504,896
Mosaic Co.
5.45%, 11/15/33 (a)	1,650,000	1,651,489
NewMarket Corp.
2.70%, 03/18/31 (a)	1,525,000	1,285,775
Newmont Corp.
2.80%, 10/01/29 (a)	2,350,000	2,112,245
2.25%, 10/01/30 (a)	3,200,000	2,730,152
2.60%, 07/15/32 (a)	3,675,000	3,076,592
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)(f)	2,100,000	1,899,765
5.35%, 03/15/34 (a)(f)	3,200,000	3,220,490
Nucor Corp.
2.70%, 06/01/30 (a)	1,665,000	1,478,922
3.13%, 04/01/32 (a)	1,850,000	1,631,265
Nutrien Ltd.
4.20%, 04/01/29 (a)	2,400,000	2,319,479
2.95%, 05/13/30 (a)	1,775,000	1,583,241
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,900,000	1,714,052
5.70%, 12/01/33 (a)	1,300,000	1,344,585
PPG Industries, Inc.
2.80%, 08/15/29 (a)	1,025,000	925,886
2.55%, 06/15/30 (a)	975,000	851,144
Rayonier LP
2.75%, 05/17/31 (a)	1,700,000	1,406,327
Reliance, Inc.
2.15%, 08/15/30 (a)	1,775,000	1,493,839
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,650,000	1,855,204
6.13%, 12/15/33	2,675,000	2,878,847
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	1,945,000	1,956,031

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rohm & Haas Co.
7.85%, 07/15/29	2,150,000	2,401,489
RPM International, Inc.
2.95%, 01/15/32 (a)	1,100,000	931,337
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,785,000	2,527,499
2.30%, 05/15/30 (a)	1,650,000	1,417,911
2.20%, 03/15/32 (a)	1,705,000	1,391,723
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(f)	500,000	499,418
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,945,000	1,785,445
3.25%, 01/15/31 (a)	1,855,000	1,654,452
Suzano Austria GmbH
5.00%, 01/15/30 (a)	3,105,000	2,982,213
3.75%, 01/15/31 (a)	4,100,000	3,627,147
3.13%, 01/15/32 (a)	3,780,000	3,141,709
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,785,000	1,647,440
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	5,260,000	4,731,108
6.13%, 06/12/33 (a)	5,115,000	5,166,377
8.25%, 01/17/34	2,000,000	2,353,850
Westlake Corp.
3.38%, 06/15/30 (a)	1,125,000	1,012,392
WestRock MWV LLC
8.20%, 01/15/30	1,600,000	1,830,349
7.95%, 02/15/31	1,000,000	1,144,697
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,625,000	2,479,653
4.00%, 04/15/30 (a)	2,435,000	2,302,716
7.38%, 03/15/32	2,290,000	2,609,532
3.38%, 03/09/33 (a)	1,635,000	1,429,662
WRKCo, Inc.
4.20%, 06/01/32 (a)	1,575,000	1,485,950
3.00%, 06/15/33 (a)	2,185,000	1,851,622
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(f)	1,705,000	1,418,547
		189,359,768
Capital Goods 5.3%
3M Co.
2.38%, 08/26/29 (a)	3,171,000	2,782,804
3.05%, 04/15/30 (a)	2,275,000	2,045,343
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,750,000	1,450,912
AGCO Corp.
5.80%, 03/21/34 (a)	2,450,000	2,480,669
Allegion PLC
3.50%, 10/01/29 (a)	1,340,000	1,235,008
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,050,000	2,056,983
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,850,000	1,901,329
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,665,000	1,434,870
2.69%, 05/25/31 (a)	2,655,000	2,258,677
Amphenol Corp.
4.35%, 06/01/29 (a)	1,725,000	1,681,798
2.80%, 02/15/30 (a)	3,055,000	2,734,457
2.20%, 09/15/31 (a)	2,575,000	2,133,045
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,400,000	1,235,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avery Dennison Corp.
2.65%, 04/30/30 (a)	1,845,000	1,613,983
2.25%, 02/15/32 (a)	1,670,000	1,367,649
5.75%, 03/15/33 (a)	1,255,000	1,309,827
Berry Global, Inc.
5.65%, 01/15/34 (a)(f)	2,850,000	2,836,971
Boeing Co.
2.95%, 02/01/30 (a)	2,585,000	2,234,143
5.15%, 05/01/30 (a)	15,355,000	14,866,843
3.63%, 02/01/31 (a)	4,860,000	4,280,725
6.13%, 02/15/33	1,375,000	1,404,710
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,600,000	2,289,058
2.20%, 03/01/32 (a)	1,925,000	1,546,615
Carrier Global Corp.
2.72%, 02/15/30 (a)	6,950,000	6,148,727
2.70%, 02/15/31 (a)(f)	2,515,000	2,165,210
5.90%, 03/15/34 (a)	3,300,000	3,471,905
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,555,000	1,406,819
2.60%, 04/09/30 (a)	2,875,000	2,572,310
1.90%, 03/12/31 (a)	1,785,000	1,511,406
CNH Industrial Capital LLC
5.10%, 04/20/29 (a)	2,000,000	1,995,176
Deere & Co.
5.38%, 10/16/29	1,745,000	1,819,254
3.10%, 04/15/30 (a)	2,400,000	2,192,942
7.13%, 03/03/31	1,000,000	1,147,233
Dover Corp.
2.95%, 11/04/29 (a)	1,155,000	1,043,278
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,625,000	2,209,975
Eaton Corp.
4.00%, 11/02/32	2,450,000	2,317,247
4.15%, 03/15/33 (a)	4,440,000	4,214,959
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,775,000	1,507,546
2.20%, 12/21/31 (a)	3,490,000	2,925,003
Flowserve Corp.
3.50%, 10/01/30 (a)	1,900,000	1,694,060
2.80%, 01/15/32 (a)	1,525,000	1,267,282
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	2,275,000	2,073,552
4.00%, 03/25/32 (a)	1,525,000	1,395,254
5.88%, 06/01/33 (a)	2,335,000	2,384,653
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,610,000	1,563,306
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,540,000	3,332,207
2.25%, 06/01/31 (a)	1,660,000	1,408,786
General Electric Co.
6.75%, 03/15/32	4,580,000	5,108,287
HEICO Corp.
5.35%, 08/01/33 (a)	2,075,000	2,082,685
Honeywell International, Inc.
2.70%, 08/15/29 (a)	2,715,000	2,463,935
4.88%, 09/01/29 (a)	1,500,000	1,510,759
1.95%, 06/01/30 (a)	3,550,000	3,029,760
1.75%, 09/01/31 (a)	5,275,000	4,286,219
4.95%, 09/01/31 (a)	1,250,000	1,259,238
5.00%, 02/15/33 (a)	3,950,000	3,996,735
4.50%, 01/15/34 (a)	3,750,000	3,648,627
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,000,000	835,472

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,643,000	1,543,441
IDEX Corp.
3.00%, 05/01/30 (a)	1,900,000	1,679,548
2.63%, 06/15/31 (a)	1,655,000	1,402,689
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,210,000	3,294,134
John Deere Capital Corp.
3.35%, 04/18/29	2,100,000	1,971,066
2.80%, 07/18/29	1,755,000	1,602,157
4.85%, 10/11/29	1,450,000	1,461,013
2.45%, 01/09/30	1,740,000	1,541,469
4.70%, 06/10/30	3,360,000	3,347,141
1.45%, 01/15/31	2,200,000	1,789,145
4.90%, 03/07/31	2,750,000	2,752,065
2.00%, 06/17/31	2,080,000	1,728,092
3.90%, 06/07/32	1,756,000	1,649,662
4.35%, 09/15/32	2,200,000	2,135,480
5.15%, 09/08/33	3,475,000	3,551,279
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,130,000	1,752,965
2.00%, 09/16/31 (a)	1,640,000	1,331,477
4.90%, 12/01/32 (a)	1,325,000	1,304,621
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,100,000	934,657
L3Harris Technologies, Inc.
5.05%, 06/01/29 (a)	2,500,000	2,492,309
2.90%, 12/15/29 (a)	1,500,000	1,338,562
1.80%, 01/15/31 (a)	2,350,000	1,907,844
5.25%, 06/01/31 (a)	2,500,000	2,496,429
5.40%, 07/31/33 (a)	5,050,000	5,084,538
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,375,000	1,160,695
3.90%, 06/15/32 (a)	2,770,000	2,603,355
5.25%, 01/15/33 (a)	3,425,000	3,522,521
4.75%, 02/15/34 (a)	2,950,000	2,912,790
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,935,000	1,690,623
2.40%, 07/15/31 (a)	2,905,000	2,440,041
Masco Corp.
2.00%, 10/01/30 (a)	1,070,000	878,127
2.00%, 02/15/31 (a)	1,920,000	1,571,412
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,565,000	1,444,701
Nordson Corp.
5.80%, 09/15/33 (a)	1,500,000	1,567,318
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	2,628,000	2,558,389
4.70%, 03/15/33 (a)	3,470,000	3,392,600
nVent Finance SARL
2.75%, 11/15/31 (a)	1,050,000	867,453
5.65%, 05/15/33 (a)	1,725,000	1,741,810
Oshkosh Corp.
3.10%, 03/01/30 (a)	1,075,000	957,013
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	5,270,000	4,638,823
Owens Corning
3.95%, 08/15/29 (a)	1,475,000	1,403,059
3.88%, 06/01/30 (a)	1,185,000	1,107,429
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,300,000	3,058,066
4.50%, 09/15/29 (a)	3,460,000	3,412,708
Pentair Finance SARL
4.50%, 07/01/29 (a)	1,340,000	1,299,825
5.90%, 07/15/32 (a)	1,435,000	1,481,231
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regal Rexnord Corp.
6.30%, 02/15/30 (a)(f)	3,790,000	3,885,646
6.40%, 04/15/33 (a)(f)	4,300,000	4,467,881
Republic Services, Inc.
4.88%, 04/01/29 (a)	2,550,000	2,556,124
2.30%, 03/01/30 (a)	2,040,000	1,766,995
1.45%, 02/15/31 (a)	2,250,000	1,794,128
1.75%, 02/15/32 (a)	2,560,000	2,026,860
2.38%, 03/15/33 (a)	2,470,000	2,003,236
5.00%, 12/15/33 (a)	2,225,000	2,210,910
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,650,000	1,332,704
RTX Corp.
7.50%, 09/15/29	1,525,000	1,700,677
2.25%, 07/01/30 (a)	3,145,000	2,689,083
6.00%, 03/15/31 (a)	3,375,000	3,549,753
1.90%, 09/01/31 (a)	3,645,000	2,941,270
2.38%, 03/15/32 (a)	3,450,000	2,846,220
5.15%, 02/27/33 (a)	4,320,000	4,331,663
6.10%, 03/15/34 (a)	5,000,000	5,349,023
Sonoco Products Co.
3.13%, 05/01/30 (a)	2,110,000	1,888,765
2.85%, 02/01/32 (a)	1,635,000	1,389,089
Stanley Black & Decker, Inc.
2.30%, 03/15/30 (a)	2,450,000	2,076,108
3.00%, 05/15/32 (a)	1,855,000	1,576,214
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,510,000	3,008,973
Textron, Inc.
3.90%, 09/17/29 (a)	1,390,000	1,306,324
3.00%, 06/01/30 (a)	2,175,000	1,921,846
2.45%, 03/15/31 (a)	1,475,000	1,243,134
6.10%, 11/15/33 (a)	1,245,000	1,305,795
Timken Co.
4.13%, 04/01/32 (a)	1,325,000	1,213,837
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,510,000	2,549,161
Veralto Corp.
5.45%, 09/18/33 (a)(f)	2,200,000	2,228,664
Vontier Corp.
2.95%, 04/01/31 (a)	2,225,000	1,862,171
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,650,000	2,432,518
Waste Connections, Inc.
3.50%, 05/01/29 (a)	1,450,000	1,364,767
2.60%, 02/01/30 (a)	2,211,000	1,958,872
2.20%, 01/15/32 (a)	2,300,000	1,886,261
3.20%, 06/01/32 (a)	1,750,000	1,543,447
4.20%, 01/15/33 (a)	2,625,000	2,470,300
5.00%, 03/01/34 (a)	2,500,000	2,479,698
Waste Management, Inc.
2.00%, 06/01/29 (a)	1,675,000	1,470,168
4.63%, 02/15/30 (a)	2,660,000	2,649,965
1.50%, 03/15/31 (a)	3,320,000	2,674,477
4.15%, 04/15/32 (a)	3,541,000	3,386,236
4.63%, 02/15/33 (a)	1,875,000	1,837,073
4.88%, 02/15/34 (a)	4,000,000	3,978,876
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	1,700,000	1,722,433
Xylem, Inc.
2.25%, 01/30/31 (a)	1,700,000	1,434,693
		339,285,798

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 7.4%
America Movil SAB de CV
3.63%, 04/22/29 (a)	3,330,000	3,113,111
2.88%, 05/07/30 (a)	3,590,000	3,176,124
4.70%, 07/21/32 (a)	2,520,000	2,435,073
American Tower Corp.
3.80%, 08/15/29 (a)	5,660,000	5,284,157
2.90%, 01/15/30 (a)	2,670,000	2,353,419
2.10%, 06/15/30 (a)	2,675,000	2,225,702
1.88%, 10/15/30 (a)	2,775,000	2,251,693
2.70%, 04/15/31 (a)	2,450,000	2,078,250
2.30%, 09/15/31 (a)	2,485,000	2,027,667
4.05%, 03/15/32 (a)	2,255,000	2,067,094
5.65%, 03/15/33 (a)	2,675,000	2,720,151
5.55%, 07/15/33 (a)	3,025,000	3,050,035
5.90%, 11/15/33 (a)	2,400,000	2,488,167
5.45%, 02/15/34 (a)	2,200,000	2,205,918
AT&T, Inc.
4.30%, 02/15/30 (a)	10,605,000	10,184,624
2.75%, 06/01/31 (a)	10,270,000	8,849,266
2.25%, 02/01/32 (a)	8,625,000	7,018,583
2.55%, 12/01/33 (a)	12,800,000	10,263,936
5.40%, 02/15/34 (a)	9,600,000	9,726,654
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,930,000	1,561,330
5.10%, 05/11/33 (a)	3,050,000	3,030,361
5.20%, 02/15/34 (a)	2,250,000	2,230,588
British Telecommunications PLC
9.63%, 12/15/30 (g)	9,300,000	11,410,163
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	5,490,000	4,497,696
2.30%, 02/01/32 (a)	3,620,000	2,795,814
4.40%, 04/01/33 (a)(c)	3,500,000	3,103,196
6.65%, 02/01/34 (a)	2,750,000	2,819,191
Comcast Corp.
2.65%, 02/01/30 (a)	5,495,000	4,891,037
3.40%, 04/01/30 (a)	5,550,000	5,138,334
4.25%, 10/15/30 (a)	5,100,000	4,929,902
1.95%, 01/15/31 (a)	5,400,000	4,486,784
1.50%, 02/15/31 (a)	6,025,000	4,866,667
5.50%, 11/15/32 (a)	3,725,000	3,863,475
4.25%, 01/15/33	5,840,000	5,532,220
4.65%, 02/15/33 (a)	3,030,000	2,974,655
7.05%, 03/15/33	2,625,000	2,975,858
4.80%, 05/15/33 (a)	3,580,000	3,535,356
Crown Castle, Inc.
5.60%, 06/01/29 (a)	2,650,000	2,686,492
3.10%, 11/15/29 (a)	1,900,000	1,698,280
3.30%, 07/01/30 (a)	2,650,000	2,357,325
2.25%, 01/15/31 (a)	3,865,000	3,184,047
2.10%, 04/01/31 (a)	3,285,000	2,661,007
2.50%, 07/15/31 (a)	2,700,000	2,237,085
5.10%, 05/01/33 (a)	2,450,000	2,390,336
5.80%, 03/01/34 (a)	2,000,000	2,048,169
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	12,105,000	14,316,514
9.25%, 06/01/32	1,800,000	2,279,147
Discovery Communications LLC
4.13%, 05/15/29 (a)	2,650,000	2,488,489
3.63%, 05/15/30 (a)	3,290,000	2,946,364
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,745,000	2,250,442
Fox Corp.
3.50%, 04/08/30 (a)	2,171,000	1,988,660
6.50%, 10/13/33 (a)	4,260,000	4,511,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grupo Televisa SAB
8.50%, 03/11/32	870,000	1,006,222
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	2,250,000	2,207,127
2.40%, 03/01/31 (a)	1,600,000	1,342,087
5.38%, 06/15/33 (a)	1,050,000	1,048,909
Koninklijke KPN NV
8.38%, 10/01/30	2,100,000	2,463,931
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,425,000	3,445,888
3.85%, 08/15/32 (a)	10,190,000	9,561,045
4.95%, 05/15/33 (a)	6,015,000	6,093,173
Netflix, Inc.
6.38%, 05/15/29	2,775,000	2,957,253
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	1,880,000	1,616,808
4.20%, 06/01/30 (a)	1,975,000	1,882,316
2.60%, 08/01/31 (a)	3,040,000	2,575,666
Orange SA
9.00%, 03/01/31	8,505,000	10,319,698
Paramount Global
4.20%, 06/01/29 (a)	1,560,000	1,399,808
7.88%, 07/30/30	2,970,000	3,101,879
4.95%, 01/15/31 (a)	4,475,000	3,988,026
4.20%, 05/19/32 (a)	3,450,000	2,871,265
5.50%, 05/15/33	1,400,000	1,241,872
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	6,725,000	6,053,533
5.30%, 02/15/34 (a)	4,200,000	4,164,267
Sprint Capital Corp.
8.75%, 03/15/32	6,915,000	8,383,262
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,885,000	1,741,782
Telefonica Europe BV
8.25%, 09/15/30	4,350,000	4,977,745
TELUS Corp.
3.40%, 05/13/32 (a)	3,130,000	2,745,850
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	3,500,000	3,914,105
T-Mobile USA, Inc.
3.38%, 04/15/29 (a)	7,700,000	7,128,001
3.88%, 04/15/30 (a)	24,200,000	22,689,349
2.55%, 02/15/31 (a)	8,740,000	7,445,571
2.88%, 02/15/31 (a)	3,665,000	3,187,793
3.50%, 04/15/31 (a)	8,500,000	7,680,745
2.25%, 11/15/31 (a)	3,605,000	2,961,744
2.70%, 03/15/32 (a)	2,800,000	2,357,387
5.20%, 01/15/33 (a)	4,575,000	4,581,891
5.05%, 07/15/33 (a)	9,145,000	9,048,160
5.75%, 01/15/34 (a)	3,000,000	3,126,318
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,725,000	1,976,472
Verizon Communications, Inc.
4.02%, 12/03/29 (a)	13,660,000	13,038,586
3.15%, 03/22/30 (a)	5,300,000	4,797,758
1.50%, 09/18/30 (a)	3,175,000	2,595,085
1.68%, 10/30/30 (a)	3,650,000	2,975,829
7.75%, 12/01/30	1,530,000	1,764,057
1.75%, 01/20/31 (a)	7,825,000	6,355,988
2.55%, 03/21/31 (a)	12,785,000	10,926,062
2.36%, 03/15/32 (a)	15,600,000	12,823,808
5.05%, 05/09/33 (a)	3,525,000	3,525,889
4.50%, 08/10/33	7,500,000	7,179,042
6.40%, 09/15/33	1,280,000	1,393,364

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vodafone Group PLC
7.88%, 02/15/30	2,500,000	2,852,320
6.25%, 11/30/32	1,875,000	2,015,363
Walt Disney Co.
2.00%, 09/01/29 (a)	6,900,000	6,012,337
3.80%, 03/22/30	4,370,000	4,163,715
2.65%, 01/13/31	8,700,000	7,661,926
6.55%, 03/15/33	1,145,000	1,289,625
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,065,000	15,257,697
Weibo Corp.
3.38%, 07/08/30 (a)	2,550,000	2,216,492
		480,338,175
Consumer Cyclical 7.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)(c)	4,700,000	3,906,808
Amazon.com, Inc.
3.45%, 04/13/29 (a)	4,870,000	4,650,444
4.65%, 12/01/29 (a)	5,190,000	5,226,870
1.50%, 06/03/30 (a)	6,475,000	5,411,499
2.10%, 05/12/31 (a)	10,650,000	9,031,364
3.60%, 04/13/32 (a)	8,655,000	8,061,526
4.70%, 12/01/32 (a)	7,955,000	7,990,703
American Honda Finance Corp.
4.60%, 04/17/30	2,520,000	2,481,331
5.85%, 10/04/30	1,750,000	1,831,405
1.80%, 01/13/31	2,000,000	1,657,679
4.90%, 01/10/34	2,445,000	2,408,469
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	2,775,000	2,415,958
AutoNation, Inc.
4.75%, 06/01/30 (a)	1,575,000	1,514,618
2.40%, 08/01/31 (a)	1,605,000	1,295,600
3.85%, 03/01/32 (a)	2,420,000	2,153,948
AutoZone, Inc.
3.75%, 04/18/29 (a)	1,525,000	1,444,073
4.00%, 04/15/30 (a)	2,485,000	2,359,535
1.65%, 01/15/31 (a)	1,940,000	1,568,121
4.75%, 08/01/32 (a)	2,745,000	2,666,365
4.75%, 02/01/33 (a)	1,815,000	1,754,074
5.20%, 08/01/33 (a)	1,035,000	1,038,823
6.55%, 11/01/33 (a)	1,775,000	1,944,928
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,175,000	1,808,038
Block Financial LLC
3.88%, 08/15/30 (a)	2,350,000	2,135,952
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	5,255,000	5,190,549
CBRE Services, Inc.
5.50%, 04/01/29 (a)	1,600,000	1,611,556
2.50%, 04/01/31 (a)	1,970,000	1,633,721
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,330,000	1,191,691
3.70%, 01/15/31 (a)	1,540,000	1,351,010
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	6,100,000	5,138,941
1.75%, 04/20/32 (a)	3,435,000	2,787,108
Cummins, Inc.
1.50%, 09/01/30 (a)	3,350,000	2,742,474
5.15%, 02/20/34 (a)	2,350,000	2,371,211
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	1,655,000	1,732,181
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,575,000	2,198,836
Dollar General Corp.
3.50%, 04/03/30 (a)	3,475,000	3,179,277
5.00%, 11/01/32 (a)	2,420,000	2,389,971
5.45%, 07/05/33 (a)(c)	3,480,000	3,496,012
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,700,000	2,261,287
eBay, Inc.
2.70%, 03/11/30 (a)	3,075,000	2,727,108
2.60%, 05/10/31 (a)	2,675,000	2,302,171
6.30%, 11/22/32 (a)	1,560,000	1,674,178
Expedia Group, Inc.
3.25%, 02/15/30 (a)	4,325,000	3,898,315
2.95%, 03/15/31 (a)	1,705,000	1,487,807
Ford Motor Co.
9.63%, 04/22/30 (a)	1,300,000	1,524,939
7.45%, 07/16/31	3,750,000	4,076,498
3.25%, 02/12/32 (a)	8,630,000	7,185,479
6.10%, 08/19/32 (a)	6,000,000	6,082,186
Ford Motor Credit Co. LLC
5.11%, 05/03/29 (a)	5,325,000	5,174,497
7.35%, 03/06/30 (a)	4,125,000	4,400,444
7.20%, 06/10/30 (a)	3,000,000	3,187,012
4.00%, 11/13/30 (a)	5,350,000	4,784,551
6.05%, 03/05/31 (a)	3,450,000	3,480,038
3.63%, 06/17/31 (a)	3,500,000	3,027,303
7.12%, 11/07/33 (a)	4,350,000	4,683,664
6.13%, 03/08/34 (a)	3,000,000	3,016,623
General Motors Co.
5.40%, 10/15/29 (a)	4,000,000	4,014,638
5.60%, 10/15/32 (a)(c)	4,070,000	4,121,517
General Motors Financial Co., Inc.
4.30%, 04/06/29 (a)	4,030,000	3,852,318
5.85%, 04/06/30 (a)	3,350,000	3,416,231
3.60%, 06/21/30 (a)	3,750,000	3,389,008
2.35%, 01/08/31 (a)	3,350,000	2,770,865
5.75%, 02/08/31 (a)	2,000,000	2,022,024
2.70%, 06/10/31 (a)	3,715,000	3,099,046
3.10%, 01/12/32 (a)	4,705,000	3,986,353
6.40%, 01/09/33 (a)	3,550,000	3,725,463
6.10%, 01/07/34 (a)	5,495,000	5,645,576
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,750,000	1,422,009
2.75%, 02/01/32 (a)	1,775,000	1,478,606
6.88%, 11/01/33 (a)	1,320,000	1,459,529
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30 (a)	2,385,000	2,180,262
4.00%, 01/15/31 (a)	2,575,000	2,302,819
3.25%, 01/15/32 (a)	2,627,000	2,214,895
6.75%, 12/01/33 (a)	1,475,000	1,556,443
Home Depot, Inc.
4.90%, 04/15/29 (a)	2,575,000	2,603,254
2.95%, 06/15/29 (a)	5,994,000	5,512,918
2.70%, 04/15/30 (a)	5,185,000	4,621,556
1.38%, 03/15/31 (a)	4,500,000	3,598,230
1.88%, 09/15/31 (a)	3,300,000	2,696,663
3.25%, 04/15/32 (a)	4,540,000	4,059,503
4.50%, 09/15/32 (a)	3,995,000	3,923,939
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,400,000	2,127,252
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(h)	1,550,000	1,590,513
JD.com, Inc.
3.38%, 01/14/30 (a)	2,430,000	2,215,724

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Las Vegas Sands Corp.
3.90%, 08/08/29 (a)	2,400,000	2,186,657
Lear Corp.
4.25%, 05/15/29 (a)	1,265,000	1,209,967
3.50%, 05/30/30 (a)	1,425,000	1,286,041
2.60%, 01/15/32 (a)	1,050,000	862,217
LKQ Corp.
6.25%, 06/15/33 (a)	2,075,000	2,160,962
Lowe's Cos., Inc.
3.65%, 04/05/29 (a)	5,145,000	4,881,341
4.50%, 04/15/30 (a)	4,460,000	4,366,313
1.70%, 10/15/30 (a)	4,285,000	3,502,970
2.63%, 04/01/31 (a)	5,025,000	4,325,670
3.75%, 04/01/32 (a)	5,105,000	4,690,381
5.00%, 04/15/33 (a)	4,260,000	4,248,705
5.15%, 07/01/33 (a)(c)	3,530,000	3,555,678
Magna International, Inc.
2.45%, 06/15/30 (a)	2,640,000	2,286,315
5.50%, 03/21/33 (a)	1,800,000	1,854,442
Marriott International, Inc.
4.90%, 04/15/29 (a)	2,830,000	2,810,019
4.88%, 05/15/29 (a)	1,100,000	1,090,053
4.63%, 06/15/30 (a)	3,735,000	3,635,817
2.85%, 04/15/31 (a)	3,620,000	3,122,803
3.50%, 10/15/32 (a)	3,860,000	3,384,643
2.75%, 10/15/33 (a)	2,490,000	2,025,912
McDonald's Corp.
2.63%, 09/01/29 (a)	3,475,000	3,135,308
2.13%, 03/01/30 (a)	2,425,000	2,088,804
3.60%, 07/01/30 (a)	3,465,000	3,235,272
4.60%, 09/09/32 (a)	2,545,000	2,506,860
4.95%, 08/14/33 (a)	2,110,000	2,113,544
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	1,075,000	998,032
2.50%, 01/15/31 (a)	1,265,000	1,090,450
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	5,155,000	6,278,622
NIKE, Inc.
2.85%, 03/27/30 (a)	5,195,000	4,696,759
NVR, Inc.
3.00%, 05/15/30 (a)	3,100,000	2,755,236
O'Reilly Automotive, Inc.
3.90%, 06/01/29 (a)	1,850,000	1,772,175
4.20%, 04/01/30 (a)	1,765,000	1,688,618
1.75%, 03/15/31 (a)	1,400,000	1,133,537
4.70%, 06/15/32 (a)	2,955,000	2,890,470
PACCAR Financial Corp.
5.00%, 03/22/34	1,200,000	1,206,798
PulteGroup, Inc.
7.88%, 06/15/32	965,000	1,123,302
6.38%, 05/15/33	1,420,000	1,509,846
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,645,000	2,372,533
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,620,000	1,327,578
Sands China Ltd.
4.63%, 06/18/30 (a)(h)	2,450,000	2,247,855
3.25%, 08/08/31 (a)(h)	1,970,000	1,649,022
Starbucks Corp.
3.55%, 08/15/29 (a)	3,275,000	3,095,524
2.25%, 03/12/30 (a)	2,575,000	2,223,427
2.55%, 11/15/30 (a)	4,355,000	3,779,060
4.90%, 02/15/31 (a)	1,600,000	1,594,312
3.00%, 02/14/32 (a)(c)	3,610,000	3,160,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/33 (a)	1,780,000	1,763,502
5.00%, 02/15/34 (a)	1,665,000	1,651,301
Tapestry, Inc.
7.70%, 11/27/30 (a)	3,700,000	3,949,418
3.05%, 03/15/32 (a)	1,680,000	1,378,991
7.85%, 11/27/33 (a)	3,940,000	4,279,973
Target Corp.
3.38%, 04/15/29 (a)	3,045,000	2,876,305
2.35%, 02/15/30 (a)	2,775,000	2,443,166
2.65%, 09/15/30 (a)	1,575,000	1,394,125
4.50%, 09/15/32 (a)	3,775,000	3,700,713
6.35%, 11/01/32	975,000	1,075,675
4.40%, 01/15/33 (a)(c)	1,750,000	1,704,440
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,725,000	1,644,388
1.60%, 05/15/31 (a)	1,650,000	1,338,869
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,375,000	1,283,017
Toyota Motor Corp.
2.76%, 07/02/29	1,700,000	1,574,548
2.36%, 03/25/31 (a)(c)	1,560,000	1,359,495
5.12%, 07/13/33 (a)(c)	1,600,000	1,688,789
Toyota Motor Credit Corp.
4.45%, 06/29/29	2,725,000	2,689,858
2.15%, 02/13/30	2,850,000	2,468,723
3.38%, 04/01/30	3,450,000	3,189,788
4.55%, 05/17/30	2,650,000	2,611,968
5.55%, 11/20/30	3,550,000	3,675,641
1.65%, 01/10/31	1,860,000	1,521,065
5.10%, 03/21/31	2,750,000	2,773,508
1.90%, 09/12/31	1,750,000	1,435,450
2.40%, 01/13/32	1,165,000	983,894
4.70%, 01/12/33	1,860,000	1,846,648
4.80%, 01/05/34	2,940,000	2,893,300
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,175,000	1,763,100
5.25%, 05/15/33 (a)	2,625,000	2,643,330
VF Corp.
2.95%, 04/23/30 (a)	2,620,000	2,166,202
VICI Properties LP
4.95%, 02/15/30 (a)	3,500,000	3,388,614
5.13%, 05/15/32 (a)	5,110,000	4,894,802
Walmart, Inc.
3.25%, 07/08/29 (a)	2,565,000	2,434,770
2.38%, 09/24/29 (a)	1,140,000	1,027,298
7.55%, 02/15/30	1,600,000	1,862,941
4.00%, 04/15/30 (a)	1,745,000	1,704,955
1.80%, 09/22/31 (a)	6,850,000	5,695,823
4.15%, 09/09/32 (a)	4,300,000	4,190,735
4.10%, 04/15/33 (a)	4,970,000	4,790,955
		481,273,871
Consumer Non-Cyclical 13.7%
Abbott Laboratories
1.40%, 06/30/30 (a)	2,245,000	1,872,195
AbbVie, Inc.
3.20%, 11/21/29 (a)	18,765,000	17,299,375
4.95%, 03/15/31 (a)	7,000,000	7,063,478
5.05%, 03/15/34 (a)	10,000,000	10,125,274
Adventist Health System
5.43%, 03/01/32 (a)	1,245,000	1,260,033
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	1,080,000	924,997

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,650,000	1,486,192
2.10%, 06/04/30 (a)	1,775,000	1,502,373
2.30%, 03/12/31 (a)	3,000,000	2,520,419
Ahold Finance USA LLC
6.88%, 05/01/29	1,500,000	1,634,037
Altria Group, Inc.
3.40%, 05/06/30 (a)	2,525,000	2,296,764
2.45%, 02/04/32 (a)	6,045,000	4,911,144
6.88%, 11/01/33 (a)	1,750,000	1,904,471
Amgen, Inc.
4.05%, 08/18/29 (a)	4,250,000	4,085,950
2.45%, 02/21/30 (a)	4,350,000	3,805,815
5.25%, 03/02/30 (a)	9,445,000	9,595,602
2.30%, 02/25/31 (a)	4,325,000	3,659,083
2.00%, 01/15/32 (a)	3,310,000	2,679,410
3.35%, 02/22/32 (a)	3,465,000	3,098,265
4.20%, 03/01/33 (a)	2,590,000	2,423,445
5.25%, 03/02/33 (a)	14,650,000	14,776,558
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	6,055,000	5,642,058
4.90%, 01/23/31 (a)	2,585,000	2,620,166
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,495,000	3,198,356
2.90%, 03/01/32 (a)	2,700,000	2,329,880
5.94%, 10/01/32	1,410,000	1,503,824
4.50%, 08/15/33 (a)	1,400,000	1,354,780
Ascension Health
2.53%, 11/15/29 (a)	3,075,000	2,744,708
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	2,280,000	2,298,651
4.90%, 02/26/31 (a)	3,450,000	3,463,218
2.25%, 05/28/31 (a)	2,575,000	2,178,464
4.88%, 03/03/33 (a)	1,725,000	1,723,322
5.00%, 02/26/34 (a)	5,100,000	5,122,344
AstraZeneca PLC
1.38%, 08/06/30 (a)	4,515,000	3,688,088
Banner Health
2.34%, 01/01/30 (a)	1,110,000	970,042
1.90%, 01/01/31 (a)	1,100,000	906,917
BAT Capital Corp.
3.46%, 09/06/29 (a)	1,825,000	1,665,880
4.91%, 04/02/30 (a)	3,350,000	3,278,304
6.34%, 08/02/30 (a)	3,315,000	3,457,592
5.83%, 02/20/31 (a)	2,200,000	2,229,949
2.73%, 03/25/31 (a)	4,575,000	3,852,993
4.74%, 03/16/32 (a)	3,300,000	3,159,482
7.75%, 10/19/32 (a)	2,325,000	2,629,418
6.42%, 08/02/33 (a)	4,305,000	4,507,630
6.00%, 02/20/34 (a)	3,025,000	3,064,163
Baxter International, Inc.
3.95%, 04/01/30 (a)	2,050,000	1,921,939
1.73%, 04/01/31 (a)	2,270,000	1,810,519
2.54%, 02/01/32 (a)	4,880,000	4,044,574
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	875,000	721,439
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,675,000	2,363,507
1.96%, 02/11/31 (a)	3,525,000	2,894,664
4.30%, 08/22/32 (a)	1,750,000	1,660,863
5.11%, 02/08/34 (a)	1,600,000	1,590,065
Biogen, Inc.
2.25%, 05/01/30 (a)	5,200,000	4,399,273
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,850,000	2,560,432
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,385,000	1,285,700
2.10%, 06/01/31 (a)	1,080,000	888,264
Boston Scientific Corp.
2.65%, 06/01/30 (a)	4,225,000	3,723,406
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	8,275,000	7,776,309
1.45%, 11/13/30 (a)	4,275,000	3,474,446
5.75%, 02/01/31 (a)	3,525,000	3,700,438
5.10%, 02/22/31 (a)	4,350,000	4,391,512
2.95%, 03/15/32 (a)	5,950,000	5,199,899
5.90%, 11/15/33 (a)	3,400,000	3,635,205
5.20%, 02/22/34 (a)	8,400,000	8,535,131
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,275,000	2,254,765
Brunswick Corp.
2.40%, 08/18/31 (a)	1,905,000	1,518,314
4.40%, 09/15/32 (a)	1,555,000	1,419,516
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,275,000	2,819,092
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,800,000	1,543,399
5.40%, 03/21/34 (a)	3,200,000	3,223,739
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	1,850,000	1,871,834
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,070,000	899,101
Cencora, Inc.
2.80%, 05/15/30 (a)	1,800,000	1,591,750
2.70%, 03/15/31 (a)	3,625,000	3,113,928
5.13%, 02/15/34 (a)	1,500,000	1,497,712
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,375,000	1,143,507
5.60%, 11/15/32 (a)	1,740,000	1,821,858
Cigna Group
5.00%, 05/15/29 (a)	3,510,000	3,514,340
2.40%, 03/15/30 (a)	4,700,000	4,060,083
2.38%, 03/15/31 (a)	5,330,000	4,489,260
5.13%, 05/15/31 (a)	2,600,000	2,604,095
5.40%, 03/15/33 (a)	2,825,000	2,876,872
5.25%, 02/15/34 (a)	4,250,000	4,242,109
Clorox Co.
4.40%, 05/01/29 (a)	1,700,000	1,668,599
1.80%, 05/15/30 (a)	1,760,000	1,470,202
4.60%, 05/01/32 (a)	2,045,000	2,001,610
Coca-Cola Co.
2.13%, 09/06/29	3,450,000	3,063,465
3.45%, 03/25/30	4,375,000	4,117,749
1.65%, 06/01/30	4,760,000	4,016,359
2.00%, 03/05/31	2,685,000	2,272,536
1.38%, 03/15/31	4,485,000	3,644,156
2.25%, 01/05/32	7,125,000	6,069,139
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	3,250,000	2,886,176
1.85%, 09/01/32 (a)	2,160,000	1,694,476
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,775,000	1,607,150
4.60%, 03/01/33 (a)	1,720,000	1,725,529
CommonSpirit Health
3.35%, 10/01/29 (a)	3,230,000	2,967,717
2.78%, 10/01/30 (a)	1,850,000	1,606,305
5.21%, 12/01/31 (a)	2,400,000	2,401,976
Conagra Brands, Inc.
8.25%, 09/15/30	1,075,000	1,240,382

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,680,000	2,445,900
2.88%, 05/01/30 (a)	2,100,000	1,861,090
2.25%, 08/01/31 (a)	3,630,000	3,000,772
4.75%, 05/09/32 (a)	2,425,000	2,371,341
4.90%, 05/01/33 (a)	2,575,000	2,527,247
CVS Health Corp.
3.25%, 08/15/29 (a)	5,795,000	5,320,604
5.13%, 02/21/30 (a)	5,145,000	5,161,445
3.75%, 04/01/30 (a)	5,125,000	4,777,058
1.75%, 08/21/30 (a)	4,295,000	3,529,648
5.25%, 01/30/31 (a)	2,625,000	2,646,386
1.88%, 02/28/31 (a)	4,170,000	3,398,210
2.13%, 09/15/31 (a)	3,625,000	2,963,907
5.25%, 02/21/33 (a)	6,080,000	6,085,377
5.30%, 06/01/33 (a)	4,335,000	4,346,678
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,685,000	2,383,116
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,750,000	2,464,287
Diageo Capital PLC
2.38%, 10/24/29 (a)	3,450,000	3,050,104
2.00%, 04/29/30 (a)	3,525,000	3,002,895
2.13%, 04/29/32 (a)	2,690,000	2,198,207
5.50%, 01/24/33 (a)	2,530,000	2,626,538
5.63%, 10/05/33 (a)	3,050,000	3,209,778
Eli Lilly & Co.
4.70%, 02/27/33 (a)	3,800,000	3,790,040
4.70%, 02/09/34 (a)	4,700,000	4,679,532
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	2,350,000	2,067,367
2.60%, 04/15/30 (a)	2,405,000	2,116,923
1.95%, 03/15/31 (a)	2,060,000	1,707,841
4.65%, 05/15/33 (a)(c)	2,600,000	2,553,618
5.00%, 02/14/34 (a)	2,000,000	1,985,107
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,580,000	1,325,300
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	4,130,000	4,302,030
5.91%, 11/22/32 (a)	6,100,000	6,411,242
General Mills, Inc.
2.88%, 04/15/30 (a)	2,675,000	2,385,466
2.25%, 10/14/31 (a)	1,840,000	1,521,747
4.95%, 03/29/33 (a)	3,275,000	3,242,502
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	3,450,000	2,844,295
5.25%, 10/15/33 (a)	3,500,000	3,574,188
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,535,000	3,336,471
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	6,925,000	6,247,174
Hasbro, Inc.
3.90%, 11/19/29 (a)	3,110,000	2,889,055
HCA, Inc.
4.13%, 06/15/29 (a)	6,490,000	6,145,296
3.50%, 09/01/30 (a)	9,375,000	8,478,731
5.45%, 04/01/31 (a)	2,500,000	2,515,202
2.38%, 07/15/31 (a)	3,350,000	2,758,432
3.63%, 03/15/32 (a)	7,300,000	6,463,797
5.50%, 06/01/33 (a)	4,435,000	4,449,268
Hershey Co.
2.45%, 11/15/29 (a)	1,100,000	983,308
1.70%, 06/01/30 (a)	1,225,000	1,029,245
4.50%, 05/04/33 (a)	1,420,000	1,404,609
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,470,000	2,906,363
Illumina, Inc.
2.55%, 03/23/31 (a)	1,795,000	1,485,568
Ingredion, Inc.
2.90%, 06/01/30 (a)	2,090,000	1,850,145
J M Smucker Co.
2.38%, 03/15/30 (a)	1,700,000	1,475,618
2.13%, 03/15/32 (a)	1,535,000	1,243,020
6.20%, 11/15/33 (a)	3,510,000	3,749,777
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(f)	5,400,000	5,677,727
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/30 (a)	4,460,000	4,397,745
3.75%, 12/01/31 (a)	1,815,000	1,573,453
3.63%, 01/15/32 (a)	3,065,000	2,623,231
3.00%, 05/15/32 (a)	3,495,000	2,855,261
5.75%, 04/01/33 (a)	6,815,000	6,720,709
Johnson & Johnson
6.95%, 09/01/29	1,187,000	1,342,591
1.30%, 09/01/30 (a)	5,790,000	4,789,699
4.95%, 05/15/33	1,770,000	1,852,263
4.38%, 12/05/33 (a)	2,950,000	2,943,873
Kellanova
2.10%, 06/01/30 (a)	1,600,000	1,360,357
7.45%, 04/01/31	2,250,000	2,529,878
5.25%, 03/01/33 (a)	1,400,000	1,403,689
Kenvue, Inc.
5.00%, 03/22/30 (a)	3,405,000	3,443,628
4.90%, 03/22/33 (a)	4,220,000	4,221,113
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 (a)	3,500,000	3,345,150
3.20%, 05/01/30 (a)	2,950,000	2,662,627
2.25%, 03/15/31 (a)	1,675,000	1,398,108
5.20%, 03/15/31 (a)	1,100,000	1,104,062
4.05%, 04/15/32 (a)	3,025,000	2,820,208
5.30%, 03/15/34 (a)	2,250,000	2,259,502
Kimberly-Clark Corp.
3.20%, 04/25/29 (a)	2,385,000	2,227,738
3.10%, 03/26/30 (a)	2,525,000	2,315,554
2.00%, 11/02/31 (a)	2,110,000	1,750,063
4.50%, 02/16/33 (a)	1,210,000	1,192,306
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	2,400,000	2,256,397
4.25%, 03/01/31 (a)	1,540,000	1,475,444
6.75%, 03/15/32	1,015,000	1,125,751
Kroger Co.
2.20%, 05/01/30 (a)	1,700,000	1,446,373
1.70%, 01/15/31 (a)	1,775,000	1,435,378
7.50%, 04/01/31	1,650,000	1,882,484
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	2,100,000	1,885,752
2.70%, 06/01/31 (a)	1,910,000	1,639,758
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,715,000	1,491,916
1.85%, 02/15/31 (a)	1,300,000	1,056,331
4.95%, 04/15/33 (a)	2,050,000	2,030,263
McKesson Corp.
5.10%, 07/15/33 (a)	2,075,000	2,096,380
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,465,000	3,364,335
Merck & Co., Inc.
4.30%, 05/17/30 (a)	2,660,000	2,604,852
1.45%, 06/24/30 (a)	4,375,000	3,607,079
2.15%, 12/10/31 (a)	6,905,000	5,785,238

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/17/33 (a)	5,175,000	5,064,874
6.50%, 12/01/33	2,100,000	2,387,514
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,675,000	2,383,193
1.50%, 02/04/31 (a)	1,800,000	1,439,618
3.00%, 03/17/32 (a)	2,575,000	2,237,499
1.88%, 10/15/32 (a)	2,175,000	1,734,286
Novartis Capital Corp.
2.20%, 08/14/30 (a)	5,260,000	4,570,694
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,200,000	840,442
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,030,000	861,500
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	1,250,000	1,235,896
PepsiCo, Inc.
2.63%, 07/29/29 (a)	3,415,000	3,105,086
2.75%, 03/19/30 (a)	5,175,000	4,660,565
1.63%, 05/01/30 (a)	3,495,000	2,936,382
1.40%, 02/25/31 (a)	2,695,000	2,179,557
1.95%, 10/21/31 (a)	4,305,000	3,578,846
3.90%, 07/18/32 (a)	4,325,000	4,100,349
4.45%, 02/15/33 (a)(c)	3,505,000	3,517,780
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	10,355,000	10,253,033
4.75%, 05/19/33 (a)	17,235,000	16,983,181
Pfizer, Inc.
2.63%, 04/01/30 (a)	4,340,000	3,870,616
1.70%, 05/28/30 (a)	3,260,000	2,741,156
1.75%, 08/18/31 (a)	3,600,000	2,941,128
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,345,000	2,175,863
5.63%, 11/17/29 (a)	4,400,000	4,535,510
5.13%, 02/15/30 (a)	7,675,000	7,678,711
2.10%, 05/01/30 (a)	2,675,000	2,274,221
5.50%, 09/07/30 (a)	2,600,000	2,652,840
1.75%, 11/01/30 (a)	2,775,000	2,266,701
5.13%, 02/13/31 (a)	4,100,000	4,075,470
5.75%, 11/17/32 (a)	4,955,000	5,117,800
5.38%, 02/15/33 (a)	7,920,000	7,985,890
5.63%, 09/07/33 (a)	3,655,000	3,741,848
5.25%, 02/13/34 (a)	5,600,000	5,549,244
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,075,000	871,820
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,465,000	3,129,161
3.50%, 03/01/32 (a)	3,035,000	2,575,565
6.25%, 07/01/33 (a)	3,455,000	3,539,093
Procter & Gamble Co.
3.00%, 03/25/30	4,805,000	4,430,823
1.20%, 10/29/30	4,300,000	3,523,863
1.95%, 04/23/31	3,510,000	2,985,522
2.30%, 02/01/32	2,930,000	2,527,528
4.05%, 01/26/33	3,150,000	3,059,344
4.55%, 01/29/34	2,595,000	2,581,712
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	2,275,000	1,997,667
5.40%, 10/01/33 (a)	2,050,000	2,079,728
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	1,535,000	1,488,386
2.95%, 06/30/30 (a)	2,760,000	2,452,676
2.80%, 06/30/31 (a)	1,950,000	1,673,176
6.40%, 11/30/33 (a)	2,650,000	2,863,358
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,025,000	3,295,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revvity, Inc.
3.30%, 09/15/29 (a)	2,835,000	2,576,226
2.55%, 03/15/31 (a)	1,560,000	1,316,573
2.25%, 09/15/31 (a)	1,605,000	1,319,394
Royalty Pharma PLC
2.20%, 09/02/30 (a)	3,400,000	2,826,952
2.15%, 09/02/31 (a)	1,850,000	1,491,735
Rush Obligated Group
3.92%, 11/15/29 (a)	1,100,000	1,046,777
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,575,000	2,955,502
5.40%, 03/20/34 (a)	2,000,000	1,992,176
Solventum Corp.
5.45%, 03/13/31 (a)(f)	3,500,000	3,492,259
5.60%, 03/23/34 (a)(f)	5,300,000	5,316,659
Stanford Health Care
3.31%, 08/15/30 (a)	875,000	800,486
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,355,000	2,015,404
Stryker Corp.
1.95%, 06/15/30 (a)	3,475,000	2,933,308
Sutter Health
2.29%, 08/15/30 (a)	2,375,000	2,035,610
5.16%, 08/15/33 (a)	1,315,000	1,326,290
Sysco Corp.
2.40%, 02/15/30 (a)	1,800,000	1,560,389
5.95%, 04/01/30 (a)	3,400,000	3,544,757
2.45%, 12/14/31 (a)	1,410,000	1,179,314
6.00%, 01/17/34 (a)	1,750,000	1,863,666
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	8,500,000	7,210,851
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 (a)	2,990,000	2,684,960
4.98%, 08/10/30 (a)	2,650,000	2,670,172
2.00%, 10/15/31 (a)	3,965,000	3,268,861
4.95%, 11/21/32 (a)	2,100,000	2,110,346
5.09%, 08/10/33 (a)	3,630,000	3,672,367
5.20%, 01/31/34 (a)	1,500,000	1,530,738
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,100,000	3,141,496
Unilever Capital Corp.
2.13%, 09/06/29 (a)	2,950,000	2,600,984
1.38%, 09/14/30 (a)	1,775,000	1,444,352
1.75%, 08/12/31 (a)	2,620,000	2,142,800
5.90%, 11/15/32	3,490,000	3,759,078
5.00%, 12/08/33 (a)	2,800,000	2,833,228
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,735,000	2,318,706
2.65%, 01/15/32 (a)	1,775,000	1,454,652
UPMC
5.04%, 05/15/33 (a)	1,600,000	1,598,158
Viatris, Inc.
2.70%, 06/22/30 (a)	5,060,000	4,293,718
Whirlpool Corp.
2.40%, 05/15/31 (a)	1,070,000	885,324
4.70%, 05/14/32 (a)	1,000,000	958,126
5.50%, 03/01/33 (a)	1,060,000	1,069,369
5.75%, 03/01/34 (a)	1,000,000	1,004,317
Wyeth LLC
6.50%, 02/01/34	2,500,000	2,770,138
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,625,000	2,214,624

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,670,000	2,251,074
5.60%, 11/16/32 (a)	2,595,000	2,694,478
		882,263,111
Energy 6.5%
Apache Corp.
4.25%, 01/15/30 (a)(c)	1,350,000	1,252,039
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.14%, 11/07/29 (a)	1,575,000	1,446,931
4.49%, 05/01/30 (a)	1,900,000	1,856,541
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	1,600,000	1,576,858
3.40%, 02/15/31 (a)	1,925,000	1,709,762
3.60%, 09/01/32 (a)	1,720,000	1,504,249
BP Capital Markets America, Inc.
4.70%, 04/10/29 (a)	3,850,000	3,841,730
3.63%, 04/06/30 (a)	4,675,000	4,406,928
1.75%, 08/10/30 (a)	3,285,000	2,744,044
2.72%, 01/12/32 (a)	7,240,000	6,240,083
4.81%, 02/13/33 (a)	7,605,000	7,507,917
4.89%, 09/11/33 (a)	5,335,000	5,303,969
BP Capital Markets PLC
6.45%, (a)(b)(i)	4,250,000	4,412,523
Burlington Resources LLC
7.20%, 08/15/31	1,550,000	1,761,295
7.40%, 12/01/31	1,160,000	1,332,940
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,700,000	1,497,536
7.20%, 01/15/32	1,400,000	1,542,463
6.45%, 06/30/33	1,300,000	1,388,623
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,740,000	1,445,634
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,940,000	3,666,492
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	5,190,000	4,944,741
4.00%, 03/01/31 (a)	5,460,000	4,964,148
3.25%, 01/31/32 (a)	4,165,000	3,547,940
5.95%, 06/30/33 (a)	4,455,000	4,558,289
Chevron Corp.
2.24%, 05/11/30 (a)	5,175,000	4,531,524
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,540,000	1,442,815
Conoco Funding Co.
7.25%, 10/15/31	1,355,000	1,548,726
ConocoPhillips
5.90%, 10/15/32	1,900,000	2,051,376
ConocoPhillips Co.
6.95%, 04/15/29	4,083,000	4,488,561
5.05%, 09/15/33 (a)	3,500,000	3,532,552
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	1,500,000	1,512,104
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	2,075,000	2,069,974
8.13%, 08/16/30	1,125,000	1,292,434
3.25%, 02/15/32 (a)	1,275,000	1,098,894
Devon Energy Corp.
4.50%, 01/15/30 (a)	1,965,000	1,894,835
7.88%, 09/30/31	2,350,000	2,698,010
7.95%, 04/15/32	1,300,000	1,508,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	3,420,000	3,166,326
3.13%, 03/24/31 (a)	2,800,000	2,483,435
6.25%, 03/15/33 (a)	3,785,000	4,036,629
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,515,000	1,357,837
Enbridge, Inc.
3.13%, 11/15/29 (a)	3,310,000	3,025,392
6.20%, 11/15/30 (a)	2,350,000	2,491,591
5.70%, 03/08/33 (a)	7,975,000	8,161,667
2.50%, 08/01/33 (a)	3,605,000	2,907,882
Energy Transfer LP
5.25%, 04/15/29 (a)	4,755,000	4,767,753
4.15%, 09/15/29 (a)	1,985,000	1,884,738
3.75%, 05/15/30 (a)	5,000,000	4,613,899
6.40%, 12/01/30 (a)	3,500,000	3,692,779
5.75%, 02/15/33 (a)	5,230,000	5,317,534
6.55%, 12/01/33 (a)	5,250,000	5,630,537
EnLink Midstream LLC
5.38%, 06/01/29 (a)	1,500,000	1,472,998
Enterprise Products Operating LLC
3.13%, 07/31/29 (a)	4,135,000	3,814,750
2.80%, 01/31/30 (a)	4,190,000	3,758,733
5.35%, 01/31/33 (a)	3,625,000	3,703,482
6.88%, 03/01/33	1,750,000	1,971,895
4.85%, 01/31/34 (a)	3,475,000	3,425,967
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,595,000	2,541,766
EQT Corp.
7.00%, 02/01/30 (a)(g)	2,455,000	2,605,598
5.75%, 02/01/34 (a)	2,550,000	2,542,451
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	4,700,000	4,223,826
3.48%, 03/19/30 (a)	6,890,000	6,494,983
2.61%, 10/15/30 (a)	6,355,000	5,640,359
Halliburton Co.
2.92%, 03/01/30 (a)	3,525,000	3,164,546
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	1,950,000	1,639,889
Hess Corp.
7.88%, 10/01/29	1,500,000	1,697,522
7.30%, 08/15/31	2,165,000	2,452,217
7.13%, 03/15/33	2,000,000	2,266,947
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,155,000	1,082,895
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,260,000	1,401,147
7.75%, 03/15/32	1,225,000	1,395,636
7.30%, 08/15/33	1,800,000	2,031,193
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	2,645,000	2,176,514
7.80%, 08/01/31	1,650,000	1,873,972
7.75%, 01/15/32	3,835,000	4,355,489
4.80%, 02/01/33 (a)	3,684,000	3,526,213
5.20%, 06/01/33 (a)	4,460,000	4,395,106
5.40%, 02/01/34 (a)	2,400,000	2,390,134
Marathon Oil Corp.
6.80%, 03/15/32	2,025,000	2,187,124
MPLX LP
2.65%, 08/15/30 (a)	5,425,000	4,669,246
4.95%, 09/01/32 (a)	3,375,000	3,282,779
5.00%, 03/01/33 (a)	3,790,000	3,680,685
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,840,000	1,549,618

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOV, Inc.
3.60%, 12/01/29 (a)	1,665,000	1,532,558
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,465,000	4,043,841
6.63%, 09/01/30 (a)	5,000,000	5,298,180
6.13%, 01/01/31 (a)	3,965,000	4,108,052
7.50%, 05/01/31	3,000,000	3,341,002
7.88%, 09/15/31	1,640,000	1,861,095
ONEOK, Inc.
3.40%, 09/01/29 (a)	2,225,000	2,050,414
3.10%, 03/15/30 (a)	2,638,000	2,362,101
3.25%, 06/01/30 (a)	1,600,000	1,447,936
5.80%, 11/01/30 (a)	1,950,000	2,010,261
6.35%, 01/15/31 (a)	2,105,000	2,228,910
6.10%, 11/15/32 (a)	2,765,000	2,897,565
6.05%, 09/01/33 (a)	5,050,000	5,274,545
Ovintiv, Inc.
8.13%, 09/15/30	1,050,000	1,190,948
7.20%, 11/01/31	1,200,000	1,305,668
7.38%, 11/01/31	1,650,000	1,812,766
6.25%, 07/15/33 (a)	2,050,000	2,131,148
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	1,250,000	1,223,858
7.15%, 10/01/33 (a)	1,375,000	1,479,798
Phillips 66
2.15%, 12/15/30 (a)	2,820,000	2,368,796
Phillips 66 Co.
3.15%, 12/15/29 (a)	2,000,000	1,817,136
5.25%, 06/15/31 (a)	2,100,000	2,127,486
5.30%, 06/30/33 (a)	3,155,000	3,175,215
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,950,000	3,322,274
2.15%, 01/15/31 (a)	3,400,000	2,867,355
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,465,000	3,180,890
3.80%, 09/15/30 (a)	2,525,000	2,316,194
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	7,000,000	6,732,151
Schlumberger Investment SA
2.65%, 06/26/30 (a)	4,015,000	3,559,166
4.85%, 05/15/33 (a)(c)	1,985,000	1,988,864
Shell International Finance BV
2.38%, 11/07/29 (a)	5,215,000	4,643,958
2.75%, 04/06/30 (a)	6,140,000	5,525,919
Suncor Energy, Inc.
7.15%, 02/01/32	1,740,000	1,932,954
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,590,000	2,364,959
6.13%, 03/15/33 (a)	3,200,000	3,342,714
6.50%, 03/30/34 (a)	3,200,000	3,441,966
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30 (a)	3,400,000	3,385,035
4.88%, 02/01/31 (a)	3,457,000	3,316,696
4.00%, 01/15/32 (a)	3,475,000	3,127,304
Texas Eastern Transmission LP
7.00%, 07/15/32	1,600,000	1,778,401
Tosco Corp.
8.13%, 02/15/30	1,300,000	1,503,650
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	4,290,000	3,881,102
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	4,375,000	4,137,059
2.50%, 10/12/31 (a)	3,500,000	2,912,097
4.63%, 03/01/34 (a)	4,250,000	4,018,276
5.60%, 03/31/34	1,100,000	1,115,647
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,750,000	2,491,286
Valero Energy Corp.
4.00%, 04/01/29 (a)	1,500,000	1,440,142
2.80%, 12/01/31 (a)	1,850,000	1,581,546
7.50%, 04/15/32	2,350,000	2,702,888
Western Midstream Operating LP
4.05%, 02/01/30 (a)	3,855,000	3,592,075
6.15%, 04/01/33 (a)	2,500,000	2,563,950
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,525,000	3,206,810
7.50%, 01/15/31	1,220,000	1,359,194
2.60%, 03/15/31 (a)	5,240,000	4,465,089
8.75%, 03/15/32	970,000	1,168,132
4.65%, 08/15/32 (a)	3,760,000	3,632,596
5.65%, 03/15/33 (a)	2,650,000	2,722,590
5.15%, 03/15/34 (a)	3,000,000	2,974,444
		416,462,223
Industrial Other 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,310,000	2,392,329
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,925,000	2,762,594
Emory University
2.14%, 09/01/30 (a)	475,000	412,255
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,724,000	1,747,428
Johns Hopkins University
4.71%, 07/01/32 (a)	1,149,000	1,161,728
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,408,000	2,982,357
2.35%, 01/15/32 (a)	1,970,000	1,602,436
Yale University
1.48%, 04/15/30 (a)	1,685,000	1,416,931
		14,478,058
Technology 9.0%
Adobe, Inc.
2.30%, 02/01/30 (a)	4,540,000	3,994,445
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,750,000	1,647,610
Alphabet, Inc.
1.10%, 08/15/30 (a)	7,850,000	6,427,039
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,230,000	1,911,409
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,455,000	3,697,024
Apple, Inc.
3.25%, 08/08/29 (a)	3,350,000	3,148,541
2.20%, 09/11/29 (a)	6,050,000	5,380,617
4.15%, 05/10/30 (a)	1,675,000	1,653,450
1.65%, 05/11/30 (a)	6,055,000	5,119,816
1.25%, 08/20/30 (a)	4,410,000	3,606,376
1.65%, 02/08/31 (a)	9,535,000	7,930,037
1.70%, 08/05/31 (a)	3,420,000	2,816,265
3.35%, 08/08/32 (a)	5,200,000	4,777,829
4.30%, 05/10/33 (a)(c)	3,300,000	3,279,141
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,405,000	2,028,861
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,815,000	1,524,565

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,785,000	1,596,534
2.40%, 12/15/31 (a)	3,420,000	2,863,822
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,520,000	2,879,787
Avnet, Inc.
3.00%, 05/15/31 (a)	980,000	814,063
5.50%, 06/01/32 (a)	1,060,000	1,027,422
Baidu, Inc.
3.43%, 04/07/30 (a)	1,625,000	1,481,403
2.38%, 10/09/30 (a)	1,000,000	847,594
2.38%, 08/23/31 (a)	2,275,000	1,890,491
Broadcom, Inc.
4.00%, 04/15/29 (a)(f)	2,650,000	2,526,580
4.75%, 04/15/29 (a)	5,760,000	5,691,095
5.00%, 04/15/30 (a)	2,255,000	2,266,424
4.15%, 11/15/30 (a)	6,210,000	5,878,011
2.45%, 02/15/31 (a)(f)	9,355,000	7,886,700
4.15%, 04/15/32 (a)(f)	4,050,000	3,757,598
4.30%, 11/15/32 (a)	6,940,000	6,526,028
2.60%, 02/15/33 (a)(f)	6,075,000	4,933,303
3.42%, 04/15/33 (a)(f)	7,850,000	6,801,201
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,725,000	2,419,403
2.60%, 05/01/31 (a)	3,450,000	2,911,420
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	3,450,000	3,046,121
CGI, Inc.
2.30%, 09/14/31 (a)	1,370,000	1,103,624
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	8,400,000	8,474,184
5.05%, 02/26/34 (a)	8,600,000	8,713,924
Concentrix Corp.
6.85%, 08/02/33 (a)	2,015,000	2,001,520
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	5,940,000	6,017,761
6.20%, 07/15/30 (a)	2,360,000	2,486,920
5.75%, 02/01/33 (a)(c)	3,530,000	3,656,070
Equifax, Inc.
3.10%, 05/15/30 (a)	1,875,000	1,674,902
2.35%, 09/15/31 (a)	3,715,000	3,072,293
Equinix, Inc.
3.20%, 11/18/29 (a)	4,165,000	3,736,237
2.15%, 07/15/30 (a)	3,840,000	3,189,611
2.50%, 05/15/31 (a)	3,475,000	2,902,354
3.90%, 04/15/32 (a)	4,150,000	3,756,183
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,690,000	1,493,999
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,815,000	3,203,511
5.10%, 07/15/32 (a)	2,880,000	2,884,209
Fiserv, Inc.
3.50%, 07/01/29 (a)	10,025,000	9,337,340
2.65%, 06/01/30 (a)	3,400,000	2,964,576
5.35%, 03/15/31 (a)	1,290,000	1,304,896
5.60%, 03/02/33 (a)	3,550,000	3,621,090
5.63%, 08/21/33 (a)	4,775,000	4,880,619
5.45%, 03/15/34 (a)	2,000,000	2,026,544
Flex Ltd.
4.88%, 06/15/29 (a)	2,200,000	2,158,224
4.88%, 05/12/30 (a)	2,250,000	2,193,678
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,595,000	1,332,459
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
3.20%, 08/15/29 (a)	4,355,000	3,914,718
5.30%, 08/15/29 (a)	1,400,000	1,395,311
2.90%, 05/15/30 (a)	3,635,000	3,159,462
2.90%, 11/15/31 (a)	2,670,000	2,242,541
5.40%, 08/15/32 (a)	2,600,000	2,580,373
HP, Inc.
4.00%, 04/15/29 (a)	3,200,000	3,058,261
3.40%, 06/17/30 (a)	1,600,000	1,459,566
2.65%, 06/17/31 (a)	3,550,000	3,010,303
4.20%, 04/15/32 (a)	2,675,000	2,505,936
5.50%, 01/15/33 (a)(c)	3,850,000	3,900,951
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	1,750,000	1,718,929
4.90%, 02/05/34 (a)	3,350,000	3,284,438
Intel Corp.
4.00%, 08/05/29 (a)	2,930,000	2,834,439
2.45%, 11/15/29 (a)	6,800,000	6,027,494
5.13%, 02/10/30 (a)	4,455,000	4,527,389
3.90%, 03/25/30 (a)	5,275,000	5,024,314
5.00%, 02/21/31 (a)	750,000	751,451
2.00%, 08/12/31 (a)	4,775,000	3,928,375
4.15%, 08/05/32 (a)	4,500,000	4,275,160
4.00%, 12/15/32	2,655,000	2,484,937
5.20%, 02/10/33 (a)	7,450,000	7,559,399
5.15%, 02/21/34 (a)	3,500,000	3,510,731
International Business Machines Corp.
3.50%, 05/15/29	11,230,000	10,591,013
1.95%, 05/15/30 (a)	4,720,000	3,989,652
2.72%, 02/09/32 (a)	1,650,000	1,429,915
4.40%, 07/27/32 (a)	2,645,000	2,545,755
5.88%, 11/29/32	2,250,000	2,395,709
4.75%, 02/06/33 (a)	2,205,000	2,169,827
Intuit, Inc.
1.65%, 07/15/30 (a)	1,720,000	1,422,900
5.20%, 09/15/33 (a)	4,250,000	4,329,764
Jabil, Inc.
3.60%, 01/15/30 (a)	1,870,000	1,697,467
3.00%, 01/15/31 (a)	2,130,000	1,826,518
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,675,000	1,560,904
2.00%, 12/10/30 (a)	1,525,000	1,240,620
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,750,000	1,560,938
KLA Corp.
4.65%, 07/15/32 (a)	3,440,000	3,387,431
4.70%, 02/01/34 (a)	1,700,000	1,676,287
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,305,000	1,942,392
6.35%, 02/20/34 (a)	1,750,000	1,796,187
Lam Research Corp.
1.90%, 06/15/30 (a)	2,700,000	2,284,998
Leidos, Inc.
4.38%, 05/15/30 (a)	2,585,000	2,448,114
2.30%, 02/15/31 (a)	3,225,000	2,666,350
5.75%, 03/15/33 (a)	2,600,000	2,671,528
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,625,000	2,269,830
5.95%, 09/15/33 (a)	1,800,000	1,867,248
Mastercard, Inc.
2.95%, 06/01/29 (a)	3,525,000	3,249,364
3.35%, 03/26/30 (a)	5,105,000	4,750,437
1.90%, 03/15/31 (a)	2,250,000	1,882,262
2.00%, 11/18/31 (a)	2,425,000	2,006,036
4.85%, 03/09/33 (a)	2,585,000	2,603,689

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Micron Technology, Inc.
6.75%, 11/01/29 (a)	4,450,000	4,779,631
4.66%, 02/15/30 (a)	2,725,000	2,665,085
5.30%, 01/15/31 (a)	3,425,000	3,447,247
2.70%, 04/15/32 (a)	3,435,000	2,871,775
5.88%, 02/09/33 (a)	2,685,000	2,777,293
5.88%, 09/15/33 (a)	3,100,000	3,214,748
Microsoft Corp.
1.35%, 09/15/30 (a)(f)	1,560,000	1,288,054
Moody's Corp.
2.00%, 08/19/31 (a)	2,075,000	1,691,355
4.25%, 08/08/32 (a)	1,690,000	1,609,024
Motorola Solutions, Inc.
4.60%, 05/23/29 (a)	2,800,000	2,746,308
2.30%, 11/15/30 (a)	3,100,000	2,606,226
2.75%, 05/24/31 (a)	2,965,000	2,514,887
5.60%, 06/01/32 (a)	2,250,000	2,282,894
NetApp, Inc.
2.70%, 06/22/30 (a)	2,482,000	2,153,625
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,210,000	4,732,271
2.00%, 06/15/31 (a)	4,350,000	3,677,509
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	3,525,000	3,398,157
3.40%, 05/01/30 (a)	3,250,000	2,950,736
2.50%, 05/11/31 (a)	3,475,000	2,909,771
2.65%, 02/15/32 (a)	3,430,000	2,849,913
5.00%, 01/15/33 (a)	3,515,000	3,436,353
Oracle Corp.
6.15%, 11/09/29 (a)	4,350,000	4,586,994
2.95%, 04/01/30 (a)	11,025,000	9,816,598
4.65%, 05/06/30 (a)	2,675,000	2,624,227
3.25%, 05/15/30 (a)	1,725,000	1,564,297
2.88%, 03/25/31 (a)	10,880,000	9,465,195
6.25%, 11/09/32 (a)	7,875,000	8,430,883
4.90%, 02/06/33 (a)	5,375,000	5,263,965
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	5,050,000	4,571,854
2.30%, 06/01/30 (a)	3,490,000	3,012,901
4.40%, 06/01/32 (a)	3,500,000	3,390,838
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,895,000	2,720,683
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,115,000	3,575,638
1.65%, 05/20/32 (a)	4,270,000	3,383,180
4.25%, 05/20/32 (a)	1,845,000	1,779,772
5.40%, 05/20/33 (a)(c)	2,300,000	2,414,189
RELX Capital, Inc.
3.00%, 05/22/30 (a)	2,475,000	2,224,319
4.75%, 05/20/32 (a)	1,645,000	1,629,355
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,540,000	2,288,658
2.00%, 06/30/30 (a)	2,010,000	1,680,956
1.75%, 02/15/31 (a)	3,500,000	2,821,576
S&P Global, Inc.
4.25%, 05/01/29 (a)	3,190,000	3,113,431
2.50%, 12/01/29 (a)	1,747,000	1,548,606
1.25%, 08/15/30 (a)	2,050,000	1,658,711
2.90%, 03/01/32 (a)	4,850,000	4,226,663
5.25%, 09/15/33 (a)(f)	2,475,000	2,530,919
Salesforce, Inc.
1.95%, 07/15/31 (a)	5,230,000	4,344,328
ServiceNow, Inc.
1.40%, 09/01/30 (a)	5,390,000	4,361,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,805,000	1,521,056
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,575,000	1,272,488
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,725,000	1,467,089
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,675,000	1,374,863
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,400,000	2,126,986
1.75%, 05/04/30 (a)	2,605,000	2,202,133
1.90%, 09/15/31 (a)	1,610,000	1,341,471
3.65%, 08/16/32 (a)	1,390,000	1,290,012
4.90%, 03/14/33 (a)	3,825,000	3,866,636
4.85%, 02/08/34 (a)	1,750,000	1,759,669
Trimble, Inc.
6.10%, 03/15/33 (a)	2,820,000	2,947,640
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	1,500,000	1,460,890
2.50%, 10/25/31 (a)	4,375,000	3,743,691
4.25%, 04/22/32 (a)(c)	3,450,000	3,363,993
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	1,970,000	1,679,856
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,775,000	2,327,104
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	1,740,000	1,811,374
Visa, Inc.
2.05%, 04/15/30 (a)	5,230,000	4,514,680
1.10%, 02/15/31 (a)	3,450,000	2,753,083
VMware LLC
4.70%, 05/15/30 (a)	2,590,000	2,522,824
2.20%, 08/15/31 (a)	5,135,000	4,180,792
Western Digital Corp.
3.10%, 02/01/32 (a)	1,820,000	1,465,925
Western Union Co.
2.75%, 03/15/31 (a)	1,000,000	837,121
Workday, Inc.
3.70%, 04/01/29 (a)	2,425,000	2,287,803
3.80%, 04/01/32 (a)	4,550,000	4,143,928
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,690,000	2,337,419
		582,826,280
Transportation 1.2%
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	1,316,864	1,214,195
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,675,616	1,491,064
Canadian National Railway Co.
3.85%, 08/05/32 (a)	2,740,000	2,548,120
5.85%, 11/01/33 (a)	1,130,000	1,207,984
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	1,250,000	1,121,704
2.05%, 03/05/30 (a)	1,735,000	1,477,102
7.13%, 10/15/31	1,225,000	1,378,438
2.45%, 12/02/31 (a)	5,025,000	4,501,884
CSX Corp.
2.40%, 02/15/30 (a)	1,550,000	1,357,135
4.10%, 11/15/32 (a)	3,255,000	3,068,319
5.20%, 11/15/33 (a)	2,025,000	2,060,380
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	2,357,253	1,948,829

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.10%, 08/05/29 (a)	3,485,000	3,198,222
4.25%, 05/15/30 (a)	2,785,000	2,695,420
2.40%, 05/15/31 (a)	3,500,000	2,976,311
4.90%, 01/15/34	1,490,000	1,472,843
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,500,000	1,226,232
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,675,070	1,436,967
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	1,768,116	1,633,906
Norfolk Southern Corp.
2.55%, 11/01/29 (a)	1,360,000	1,202,417
5.05%, 08/01/30 (a)	2,118,000	2,126,928
2.30%, 05/15/31 (a)	1,620,000	1,370,442
3.00%, 03/15/32 (a)	2,065,000	1,795,576
4.45%, 03/01/33 (a)	1,742,000	1,673,069
5.55%, 03/15/34 (a)	1,000,000	1,041,312
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,050,000	2,225,352
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,710,000	1,488,773
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,085,000	1,692,782
Union Pacific Corp.
2.40%, 02/05/30 (a)	2,645,000	2,321,338
2.38%, 05/20/31 (a)	3,460,000	2,955,964
2.80%, 02/14/32 (a)	4,368,000	3,797,465
4.50%, 01/20/33 (a)	3,040,000	2,963,635
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,572,399	1,440,762
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,896,831	1,770,315
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,021,166	1,738,225
United Parcel Service, Inc.
2.50%, 09/01/29 (a)	1,375,000	1,237,439
4.45%, 04/01/30 (a)	2,560,000	2,539,157
4.88%, 03/03/33 (a)	3,225,000	3,230,799
		76,626,805
		3,462,914,089

Utility 8.4%
Electric 7.4%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,175,000	1,814,683
4.70%, 05/15/32 (a)	1,325,000	1,267,791
5.40%, 06/01/33 (a)	1,645,000	1,643,142
AES Corp.
2.45%, 01/15/31 (a)	3,470,000	2,846,767
Alabama Power Co.
1.45%, 09/15/30 (a)	2,090,000	1,691,930
3.05%, 03/15/32 (a)	2,555,000	2,236,608
3.94%, 09/01/32 (a)	1,484,000	1,384,093
5.85%, 11/15/33 (a)	1,015,000	1,069,396
Ameren Corp.
3.50%, 01/15/31 (a)	2,575,000	2,330,213
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,081,000	878,397
3.85%, 09/01/32 (a)	1,675,000	1,535,764
4.95%, 06/01/33 (a)	1,775,000	1,759,486
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	1,400,000	1,193,021
5.95%, 11/01/32 (a)	1,900,000	1,981,974
5.63%, 03/01/33 (a)	2,835,000	2,883,043
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,980,000	1,670,239
4.50%, 08/01/32 (a)	1,700,000	1,598,876
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,325,000	1,177,492
2.20%, 12/15/31 (a)	1,565,000	1,277,257
6.35%, 12/15/32 (a)	1,645,000	1,757,204
5.55%, 08/01/33 (a)	1,565,000	1,583,094
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,375,000	1,155,824
Avangrid, Inc.
3.80%, 06/01/29 (a)	2,550,000	2,394,472
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,240,000	1,886,888
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	3,380,000	3,167,904
1.65%, 05/15/31 (a)	1,918,000	1,537,526
Black Hills Corp.
3.05%, 10/15/29 (a)	1,315,000	1,183,532
2.50%, 06/15/30 (a)	1,280,000	1,077,686
4.35%, 05/01/33 (a)	1,545,000	1,415,063
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,575,000	1,337,355
3.00%, 03/01/32 (a)	920,000	802,670
4.45%, 10/01/32 (a)	1,570,000	1,508,532
6.95%, 03/15/33	1,150,000	1,314,635
4.95%, 04/01/33 (a)	2,190,000	2,176,994
5.15%, 03/01/34 (a)	1,200,000	1,210,084
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	1,445,000	1,292,411
2.65%, 06/01/31 (a)	1,600,000	1,355,852
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,925,000	1,774,994
3.75%, 12/01/50 (a)(b)	1,125,000	924,268
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,100,000	943,090
3.15%, 03/15/32 (a)	1,085,000	961,249
4.90%, 02/01/33 (a)	1,330,000	1,322,131
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,555,000	1,276,970
4.90%, 07/01/33 (a)	1,175,000	1,161,157
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	2,110,000	1,947,732
2.40%, 06/15/31 (a)	3,105,000	2,644,890
5.20%, 03/01/33 (a)	1,805,000	1,838,122
5.50%, 03/15/34 (a)	2,000,000	2,067,136
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,085,000	2,152,559
6.13%, 01/15/34 (a)	1,800,000	1,904,342
Consumers Energy Co.
4.60%, 05/30/29 (a)	2,125,000	2,101,514
3.60%, 08/15/32 (a)	1,245,000	1,128,555
4.63%, 05/15/33 (a)	2,479,000	2,413,829
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,455,000	1,206,466
6.63%, 02/01/32	1,075,000	1,192,360
5.30%, 05/15/33	1,125,000	1,138,020
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,820,000	4,387,186
2.25%, 08/15/31 (a)	2,995,000	2,454,084
4.35%, 08/15/32 (a)	1,395,000	1,318,402

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 11/15/32 (a)	2,980,000	3,001,217
6.30%, 03/15/33	1,050,000	1,108,797
5.25%, 08/01/33	1,755,000	1,736,350
DTE Electric Co.
2.25%, 03/01/30 (a)	1,881,000	1,630,242
2.63%, 03/01/31 (a)	2,250,000	1,949,127
3.00%, 03/01/32 (a)	1,630,000	1,420,521
5.20%, 04/01/33 (a)	2,125,000	2,155,304
5.20%, 03/01/34 (a)	1,700,000	1,709,897
DTE Energy Co.
3.40%, 06/15/29 (a)	1,565,000	1,435,659
2.95%, 03/01/30 (a)	1,075,000	948,080
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	1,445,000	1,281,741
2.45%, 02/01/30 (a)	1,750,000	1,539,516
2.55%, 04/15/31 (a)	1,975,000	1,705,523
2.85%, 03/15/32 (a)	1,880,000	1,616,200
6.45%, 10/15/32	1,220,000	1,330,681
4.95%, 01/15/33 (a)	4,275,000	4,254,240
4.85%, 01/15/34 (a)	1,905,000	1,875,883
Duke Energy Corp.
3.40%, 06/15/29 (a)	2,085,000	1,935,795
2.45%, 06/01/30 (a)	2,945,000	2,540,960
2.55%, 06/15/31 (a)	3,269,000	2,756,584
4.50%, 08/15/32 (a)	4,010,000	3,809,353
5.75%, 09/15/33 (a)	2,075,000	2,135,439
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	2,448,000	2,172,200
1.75%, 06/15/30 (a)	1,825,000	1,518,728
2.40%, 12/15/31 (a)	2,140,000	1,799,361
5.88%, 11/15/33 (a)	2,125,000	2,248,840
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,000,000	1,009,101
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	1,440,000	1,219,542
5.25%, 04/01/33 (a)	1,280,000	1,297,154
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,105,000	1,718,671
3.40%, 04/01/32 (a)	1,700,000	1,520,818
5.25%, 03/15/33 (a)	1,750,000	1,772,280
5.10%, 03/15/34 (a)	1,700,000	1,700,795
Edison International
6.95%, 11/15/29 (a)	1,975,000	2,120,274
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,620,000	1,325,606
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,633,000	1,641,580
5.30%, 09/15/33 (a)	975,000	987,582
Entergy Corp.
2.80%, 06/15/30 (a)	2,000,000	1,751,008
2.40%, 06/15/31 (a)	2,070,000	1,720,409
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,225,000	981,132
3.05%, 06/01/31 (a)	1,175,000	1,033,788
2.35%, 06/15/32 (a)	1,752,000	1,431,526
4.00%, 03/15/33 (a)	2,410,000	2,216,519
5.35%, 03/15/34 (a)	1,700,000	1,707,934
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,065,000	1,048,693
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,122,000	1,715,083
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,020,000	1,070,569
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,325,000	1,130,259
4.95%, 04/15/33 (a)	950,000	938,018
Evergy, Inc.
2.90%, 09/15/29 (a)	2,936,000	2,623,334
Eversource Energy
4.25%, 04/01/29 (a)	1,520,000	1,457,078
1.65%, 08/15/30 (a)	2,125,000	1,712,386
2.55%, 03/15/31 (a)	1,150,000	962,056
3.38%, 03/01/32 (a)	2,295,000	1,999,589
5.13%, 05/15/33 (a)	2,575,000	2,525,688
5.50%, 01/01/34 (a)	2,225,000	2,228,131
Exelon Corp.
4.05%, 04/15/30 (a)	4,100,000	3,872,881
3.35%, 03/15/32 (a)	2,305,000	2,037,853
5.30%, 03/15/33 (a)	2,745,000	2,754,104
5.45%, 03/15/34 (a)	2,200,000	2,216,825
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,710,000	1,698,107
2.45%, 02/03/32 (a)	5,200,000	4,386,775
5.10%, 04/01/33 (a)	2,560,000	2,582,468
4.80%, 05/15/33 (a)	2,685,000	2,647,327
Georgia Power Co.
2.65%, 09/15/29 (a)	2,410,000	2,150,573
4.70%, 05/15/32 (a)	2,415,000	2,361,840
4.95%, 05/17/33 (a)	3,431,000	3,385,532
5.25%, 03/15/34 (a)	3,000,000	3,030,706
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	975,000	915,397
2.30%, 06/01/30 (a)	1,200,000	1,024,001
5.70%, 10/15/33 (a)	1,125,000	1,153,470
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,600,000	1,490,260
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,100,000	1,128,453
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,685,000	1,720,772
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	2,990,000	2,846,063
6.75%, 12/30/31	1,400,000	1,585,228
5.35%, 01/15/34 (a)	1,500,000	1,543,630
National Grid PLC
5.81%, 06/12/33 (a)	2,790,000	2,859,467
5.42%, 01/11/34 (a)	2,650,000	2,633,752
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (a)	1,745,000	1,513,679
5.00%, 02/07/31 (a)	1,550,000	1,540,137
1.35%, 03/15/31 (a)	1,400,000	1,102,261
1.65%, 06/15/31 (a)	1,300,000	1,038,568
8.00%, 03/01/32	1,505,000	1,764,424
2.75%, 04/15/32 (a)	1,725,000	1,466,807
4.02%, 11/01/32 (a)	2,075,000	1,919,717
4.15%, 12/15/32 (a)	1,350,000	1,254,783
5.80%, 01/15/33 (a)	2,207,000	2,303,061
Nevada Power Co.
3.70%, 05/01/29 (a)	1,855,000	1,767,782
2.40%, 05/01/30 (a)	1,535,000	1,327,412
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29 (a)	1,875,000	1,748,439
2.75%, 11/01/29 (a)	3,465,000	3,095,803
5.00%, 02/28/30 (a)	2,057,000	2,064,071
2.25%, 06/01/30 (a)	6,887,000	5,866,796
2.44%, 01/15/32 (a)	3,510,000	2,905,169
5.00%, 07/15/32 (a)	3,520,000	3,497,925
5.05%, 02/28/33 (a)	3,425,000	3,394,833
5.25%, 03/15/34 (a)	3,500,000	3,493,473

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.70%, 09/01/54 (a)(b)	3,415,000	3,434,162
5.65%, 05/01/79 (a)(b)	1,710,000	1,646,225
Northern States Power Co.
2.25%, 04/01/31 (a)	1,375,000	1,155,413
NSTAR Electric Co.
3.25%, 05/15/29 (a)	1,383,000	1,297,068
3.95%, 04/01/30 (a)	1,380,000	1,303,098
1.95%, 08/15/31 (a)	930,000	753,495
Ohio Power Co.
2.60%, 04/01/30 (a)	1,215,000	1,058,947
1.63%, 01/15/31 (a)	1,420,000	1,133,935
5.00%, 06/01/33 (a)	1,072,000	1,053,285
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	1,055,000	961,886
3.25%, 04/01/30 (a)	1,050,000	954,680
5.40%, 01/15/33 (a)	1,565,000	1,599,693
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (a)	2,370,000	2,105,714
7.00%, 05/01/32	1,735,000	1,948,825
4.15%, 06/01/32 (a)	1,400,000	1,318,073
4.55%, 09/15/32 (a)	2,375,000	2,296,327
7.25%, 01/15/33	1,115,000	1,277,953
5.65%, 11/15/33 (a)	2,780,000	2,894,709
Pacific Gas & Electric Co.
5.55%, 05/15/29 (a)	2,750,000	2,774,728
4.55%, 07/01/30 (a)	10,346,000	9,840,691
2.50%, 02/01/31 (a)	6,870,000	5,721,054
3.25%, 06/01/31 (a)	3,860,000	3,352,517
4.40%, 03/01/32 (a)	1,440,000	1,328,021
5.90%, 06/15/32 (a)	2,150,000	2,188,862
6.15%, 01/15/33 (a)	2,555,000	2,640,201
6.40%, 06/15/33 (a)	3,980,000	4,195,745
6.95%, 03/15/34 (a)	2,900,000	3,179,293
PacifiCorp
3.50%, 06/15/29 (a)	1,395,000	1,302,889
2.70%, 09/15/30 (a)	1,470,000	1,274,717
5.30%, 02/15/31 (a)	2,425,000	2,434,395
7.70%, 11/15/31	1,195,000	1,383,337
5.45%, 02/15/34 (a)	3,100,000	3,112,245
PECO Energy Co.
4.90%, 06/15/33 (a)	1,964,000	1,967,319
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,300,000	1,315,058
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,232,188
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,055,000	2,050,874
4.85%, 02/15/34 (a)	2,400,000	2,363,566
Progress Energy, Inc.
7.75%, 03/01/31	2,225,000	2,526,379
7.00%, 10/30/31	1,300,000	1,440,664
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,525,000	1,253,584
1.88%, 06/15/31 (a)	2,510,000	2,030,665
4.10%, 06/01/32 (a)	890,000	829,253
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,135,000	947,499
5.35%, 10/01/33 (a)	2,025,000	2,065,933
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,510,000	1,234,222
5.25%, 01/15/33 (a)	1,650,000	1,640,310
Public Service Electric & Gas Co.
3.20%, 05/15/29 (a)	1,350,000	1,255,751
2.45%, 01/15/30 (a)	1,040,000	910,871
1.90%, 08/15/31 (a)	1,475,000	1,205,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 03/15/32 (a)	1,800,000	1,579,804
4.90%, 12/15/32 (a)	1,400,000	1,396,023
4.65%, 03/15/33 (a)	1,650,000	1,607,649
5.20%, 08/01/33 (a)	1,690,000	1,716,087
5.20%, 03/01/34 (a)	1,500,000	1,518,553
Public Service Enterprise Group, Inc.
5.20%, 04/01/29 (a)	1,500,000	1,500,945
1.60%, 08/15/30 (a)	1,925,000	1,556,692
2.45%, 11/15/31 (a)	2,625,000	2,171,593
6.13%, 10/15/33 (a)	1,365,000	1,434,856
Puget Energy, Inc.
4.10%, 06/15/30 (a)	1,750,000	1,599,811
4.22%, 03/15/32 (a)	1,510,000	1,370,313
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,765,000	2,278,859
3.00%, 03/15/32 (a)	1,665,000	1,457,120
Southern California Edison Co.
6.65%, 04/01/29	1,510,000	1,591,768
5.15%, 06/01/29 (a)	1,200,000	1,205,039
2.85%, 08/01/29 (a)	1,645,000	1,483,802
2.25%, 06/01/30 (a)	2,290,000	1,950,426
2.50%, 06/01/31 (a)	1,455,000	1,228,963
2.75%, 02/01/32 (a)	1,770,000	1,499,198
5.95%, 11/01/32 (a)	2,460,000	2,581,261
6.00%, 01/15/34	1,825,000	1,930,700
Southern Co.
3.70%, 04/30/30 (a)	3,690,000	3,427,201
5.70%, 10/15/32 (a)	1,705,000	1,761,171
5.20%, 06/15/33 (a)	2,235,000	2,236,782
5.70%, 03/15/34 (a)	3,750,000	3,870,958
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,385,000	1,368,494
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,305,000	1,093,864
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,300,000	1,054,280
3.25%, 05/15/32 (a)	1,010,000	884,421
Union Electric Co.
2.95%, 03/15/30 (a)	1,650,000	1,475,270
2.15%, 03/15/32 (a)	2,130,000	1,729,819
Virginia Electric & Power Co.
2.88%, 07/15/29 (a)	1,750,000	1,589,470
2.30%, 11/15/31 (a)	1,650,000	1,371,751
2.40%, 03/30/32 (a)	2,060,000	1,709,887
5.00%, 04/01/33 (a)	2,490,000	2,459,440
5.30%, 08/15/33 (a)	1,475,000	1,480,771
5.00%, 01/15/34 (a)	1,725,000	1,697,010
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,525,000	1,256,813
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,740,000	1,716,307
5.63%, 05/15/33	1,165,000	1,227,551
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	1,200,000	1,105,523
1.95%, 09/16/31 (a)	1,120,000	905,286
3.95%, 09/01/32 (a)	2,240,000	2,080,526
4.95%, 04/01/33 (a)	1,050,000	1,027,639
5.38%, 03/30/34 (a)	750,000	755,126
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,720,000	1,501,294
3.40%, 06/01/30 (a)	2,130,000	1,905,771
2.35%, 11/15/31 (a)	1,120,000	914,250
4.60%, 06/01/32 (a)	2,190,000	2,062,315

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 08/15/33 (a)	2,900,000	2,887,919
5.50%, 03/15/34 (a)	2,700,000	2,688,118
		477,026,227
Natural Gas 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,825,000	1,636,150
1.50%, 01/15/31 (a)	2,070,000	1,663,718
5.45%, 10/15/32 (a)	1,050,000	1,083,129
5.90%, 11/15/33 (a)	1,290,000	1,370,353
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,785,000	1,468,537
4.40%, 07/01/32 (a)	1,675,000	1,596,196
5.40%, 03/01/33 (a)	2,095,000	2,132,948
NiSource, Inc.
2.95%, 09/01/29 (a)	2,665,000	2,409,803
3.60%, 05/01/30 (a)	3,410,000	3,146,277
1.70%, 02/15/31 (a)	2,590,000	2,071,564
5.40%, 06/30/33 (a)	1,560,000	1,574,702
ONE Gas, Inc.
5.10%, 04/01/29 (a)	1,075,000	1,084,914
2.00%, 05/15/30 (a)	1,050,000	894,054
4.25%, 09/01/32 (a)	1,050,000	1,003,215
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	2,030,000	1,892,142
2.50%, 03/15/31 (a)	1,259,000	1,063,990
5.40%, 06/15/33 (a)	1,000,000	1,010,749
Sempra
3.70%, 04/01/29 (a)	1,755,000	1,642,510
5.50%, 08/01/33 (a)	2,410,000	2,416,055
6.88%, 10/01/54 (a)(b)	1,700,000	1,718,832
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,365,000	2,076,340
5.20%, 06/01/33 (a)	1,750,000	1,754,701
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,800,000	1,464,671
5.15%, 09/15/32 (a)	1,760,000	1,769,129
5.75%, 09/15/33 (a)	1,715,000	1,779,649
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,575,000	1,335,081
4.05%, 03/15/32 (a)	2,105,000	1,931,101
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,420,000	1,392,770
		46,383,280
Utility Other 0.3%
American Water Capital Corp.
3.45%, 06/01/29 (a)	1,875,000	1,750,746
2.80%, 05/01/30 (a)	1,840,000	1,623,653
2.30%, 06/01/31 (a)	1,927,000	1,607,480
4.45%, 06/01/32 (a)	2,870,000	2,773,446
5.15%, 03/01/34 (a)	2,100,000	2,108,918
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	1,290,000	1,207,439
2.70%, 04/15/30 (a)	1,925,000	1,666,411
2.40%, 05/01/31 (a)	1,110,000	920,015
5.38%, 01/15/34 (a)	1,850,000	1,843,119
		15,501,227
		538,910,734
Total Corporates (Cost $6,321,141,365)		6,347,680,161

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (j)	20,006,497	20,006,497
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (j)(k)	41,112,688	41,112,688
		61,119,185
Total Short-Term Investments (Cost $61,119,185)		61,119,185
Total Investments in Securities (Cost $6,382,260,550)		6,408,799,346

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes Ultra Futures, expires 06/18/24	95	10,887,891	(144)
5 Year US Treasury Notes (CBOT), expires 06/28/24	260	27,824,063	(6,252)
			(6,396)
Short
10 Year US Treasury Notes (CBOT), expires 06/18/24	(11)	(1,218,766)	6,280
3 Year US Treasury Notes (CBOT), expires 06/28/24	(55)	(11,470,938)	2,855
			9,135
Total Net Unrealized Appreciation on Futures Contracts			2,739

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $40,395,828.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,953,708 or 1.2% of net assets.

(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(j)	The rate shown is the annualized 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/24	FACE AMOUNT AT 3/31/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
4.00%, 02/01/29	$1,813,161	$77,308	($1,867,180 )	($9,591 )	($15,853 )	$2,155	$—	$—	$13,328
3.25%, 05/22/29	1,740,882	231,587	(69,199)	(9,924)	(17,116)	7,071	1,883,301	2,030,000	15,968
2.75%, 10/01/29	1,262,336	178,513	—	—	(10,809)	6,526	1,436,566	1,600,000	10,496
4.63%, 03/22/30	1,553,795	153,235	—	—	(20,493)	1,656	1,688,193	1,700,000	18,554
1.65%, 03/11/31	1,837,061	262,450	(39,610)	(8,598)	(16,310)	14,500	2,049,493	2,555,000	10,105
2.30%, 05/13/31	1,919,612	248,877	(41,448)	(9,708)	8,112	11,812	2,137,257	2,545,000	14,139
1.95%, 12/01/31	2,073,565	289,404	(40,137)	(7,642)	(4,261)	14,686	2,325,615	2,890,000	13,476
2.90%, 03/03/32	2,651,015	339,791	(42,980)	(5,476)	(20,957)	12,283	2,933,676	3,420,000	23,818
5.85%, 05/19/34	4,234,320	458,631	(152,365)	(988)	(33,360)	(821)	4,505,417	4,400,000	62,521
6.14%, 08/24/34	4,506,881	530,914	(155,709)	(1,011)	(45,156)	(49)	4,835,870	4,625,000	68,283
Total	$23,592,628	$2,770,710	($2,408,628 )	($52,938 )	($176,203 )	$69,819	$23,795,388		$250,688

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$6,347,680,161	$—	$6,347,680,161
Short-Term Investments [1]	61,119,185	—	—	61,119,185
Futures Contracts [2]	9,135	—	—	9,135
Liabilities
Futures Contracts [2]	(6,396)	—	—	(6,396)
Total	$61,121,924	$6,347,680,161	$—	$6,408,802,085

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling   1-866-414-6349  or by sending an email request to  orders@mysummaryprospectus.com.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds). The rate shown is the interest rate. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.7% OF NET ASSETS
ALABAMA 0.7%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	4.00%	06/01/37 (a)(b)	235,000	243,828
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	51,216
Alabama Public School & College Auth
Refunding RB Series 2020A	5.00%	11/01/25	100,000	102,872
Refunding RB Series 2020A	5.00%	11/01/30	50,000	57,210
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	145,351
Refunding RB Series 2020A	4.00%	11/01/40	200,000	204,348
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	108,847
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	303,459
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (b)	225,000	241,979
Sewer RB Series 2024	5.50%	10/01/53 (b)	415,000	452,608
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	208,876
				2,120,594
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	99,589
ARIZONA 1.0%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	250,000	256,700
Arizona St Transn Brd
Highway Refunding RB Series 2015	5.00%	07/01/24	140,000	140,458
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (b)	130,000	130,009
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	303,397
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	80,193

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	97,894
Phoenix Civic Improvement Corp Wastewater Sub
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	168,934
Pima Cnty
RB Series 2016	5.00%	07/01/25	155,000	158,439
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/30 (b)	100,000	107,868
Electric System RB Series 2017A	5.00%	01/01/36 (b)	300,000	322,719
Electric System RB Series 2019A	4.00%	01/01/39 (b)	200,000	205,597
Electric System RB Series 2019A	5.00%	01/01/47 (b)	75,000	79,977
Electric System RB Series 2021A	5.00%	01/01/28	60,000	64,891
Electric System RB Series 2022A	5.00%	01/01/31	150,000	172,230
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	274,403
Electric System RB Series 2023B	5.25%	01/01/53 (b)	150,000	166,585
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	200,000	210,336
				2,940,630
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	95,646
GO Refunding Bonds	2.75%	06/01/46 (b)(c)	50,000	37,722
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	75,789
				209,157
CALIFORNIA 18.9%
Alameda Cnty Transportation Commission
LT Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	123,030
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	60,092
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	118,079
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (b)(d)	300,000	78,561
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	77,624
Bay Area Toll Auth
Bay Area Toll Bridge RB Series 2023F1	5.25%	04/01/54 (b)	100,000	112,608
RB Series 2023F1	5.00%	04/01/29	100,000	112,181
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	176,336
Sub Toll Bridge RB Series 2017F1	5.00%	04/01/56 (a)(b)	95,000	101,571
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	144,475
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	195,718
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	200,000	199,072
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	247,388
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	114,937
California
GO Bonds	5.00%	08/01/24	60,000	60,300
GO Bonds	5.00%	11/01/24	50,000	50,496
GO Bonds	5.00%	03/01/25	75,000	76,232
GO Bonds	5.00%	10/01/25	250,000	256,922

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	11/01/25 (b)	250,000	252,400
GO Bonds	5.00%	03/01/26 (b)	150,000	152,618
GO Bonds	5.00%	04/01/27	200,000	212,229
GO Bonds	5.00%	08/01/27 (b)	200,000	209,497
GO Bonds	5.00%	11/01/28	120,000	131,914
GO Bonds	5.00%	04/01/29	200,000	221,577
GO Bonds	5.00%	08/01/29 (b)	200,000	214,244
GO Bonds	5.00%	10/01/29 (b)	150,000	164,684
GO Bonds	5.00%	11/01/29	100,000	112,172
GO Bonds	5.00%	10/01/30 (b)	275,000	301,721
GO Bonds	5.00%	11/01/30	300,000	343,648
GO Bonds	5.00%	04/01/31 (b)	125,000	138,597
GO Bonds	4.00%	09/01/31 (b)	180,000	183,718
GO Bonds	5.00%	11/01/31 (b)	185,000	198,930
GO Bonds	4.00%	09/01/32 (b)	155,000	157,852
GO Bonds	5.00%	11/01/32 (b)	120,000	131,481
GO Bonds	5.00%	12/01/32 (b)	150,000	157,161
GO Bonds	3.00%	10/01/33 (b)	100,000	99,279
GO Bonds	5.00%	03/01/34 (b)	100,000	113,004
GO Bonds	5.00%	09/01/34 (b)	150,000	179,469
GO Bonds	4.00%	10/01/34 (b)	100,000	107,291
GO Bonds	5.00%	03/01/35 (b)	150,000	168,558
GO Bonds	4.00%	10/01/35 (b)	250,000	267,051
GO Bonds	5.00%	10/01/35 (b)	200,000	235,384
GO Bonds	5.00%	03/01/36 (b)	265,000	297,186
GO Bonds	3.75%	04/01/37 (b)	105,000	103,772
GO Bonds	5.00%	10/01/39 (b)	200,000	230,108
GO Bonds	4.00%	02/01/43 (b)	60,000	59,323
GO Bonds	5.00%	09/01/44 (b)(e)	200,000	225,560
GO Bonds	5.00%	08/01/45 (b)	95,000	96,608
GO Bonds	5.00%	10/01/45 (b)	150,000	166,981
GO Bonds	5.25%	10/01/45 (b)	250,000	285,155
GO Bonds	4.00%	03/01/46 (b)	100,000	100,983
GO Bonds	3.00%	09/01/46 (b)	270,000	227,123
GO Bonds	5.25%	09/01/47 (b)	200,000	225,155
GO Bonds	4.00%	04/01/49 (b)	250,000	251,278
GO Bonds	5.00%	10/01/49 (b)	175,000	186,448
GO Bonds	5.25%	10/01/50 (b)	170,000	191,626
GO Bonds	5.25%	09/01/53 (b)	200,000	225,188
GO Refunding Bonds	5.00%	12/01/24	100,000	101,157
GO Refunding Bonds	5.00%	04/01/25	200,000	203,659
GO Refunding Bonds	5.00%	08/01/25	380,000	389,142
GO Refunding Bonds	5.00%	08/01/25	150,000	153,609
GO Refunding Bonds	5.00%	09/01/25	95,000	97,456
GO Refunding Bonds	5.00%	10/01/25	250,000	256,922
GO Refunding Bonds	5.00%	04/01/26	270,000	280,580
GO Refunding Bonds	5.00%	08/01/26	200,000	209,014
GO Refunding Bonds	5.00%	09/01/26	285,000	298,399
GO Refunding Bonds	5.00%	09/01/26	300,000	314,104
GO Refunding Bonds	5.00%	11/01/26	125,000	131,368
GO Refunding Bonds	5.00%	12/01/26	200,000	210,584

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	254,327
GO Refunding Bonds	5.00%	09/01/27	150,000	160,634
GO Refunding Bonds	4.00%	10/01/27	125,000	129,892
GO Refunding Bonds	5.00%	11/01/27	100,000	107,489
GO Refunding Bonds	5.00%	12/01/27	210,000	226,148
GO Refunding Bonds	5.00%	04/01/28	125,000	135,787
GO Refunding Bonds	5.00%	08/01/28 (b)	175,000	183,535
GO Refunding Bonds	5.00%	10/01/28	150,000	164,597
GO Refunding Bonds	5.00%	12/01/28	50,000	55,063
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	54,970
GO Refunding Bonds	5.00%	09/01/29	100,000	111,773
GO Refunding Bonds	5.00%	10/01/29	65,000	72,783
GO Refunding Bonds	5.00%	10/01/29	200,000	223,948
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	152,630
GO Refunding Bonds	5.00%	04/01/30	100,000	113,354
GO Refunding Bonds	5.00%	08/01/30 (b)	150,000	160,559
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	144,141
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	165,961
GO Refunding Bonds	5.25%	08/01/32	300,000	355,970
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	50,920
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	154,033
GO Refunding Bonds	5.00%	11/01/32	150,000	177,379
GO Refunding Bonds	5.00%	03/01/33 (b)	200,000	226,000
GO Refunding Bonds	5.00%	08/01/33 (b)	100,000	100,408
GO Refunding Bonds	3.00%	10/01/34 (b)	270,000	267,271
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	92,980
GO Refunding Bonds	5.00%	03/01/35 (b)	245,000	275,311
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	74,935
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	290,635
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	108,996
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	200,055
GO Refunding Bonds	5.00%	09/01/35 (b)	150,000	175,089
GO Refunding Bonds	4.00%	11/01/35 (b)	150,000	154,630
GO Refunding Bonds	4.00%	03/01/36 (b)	275,000	290,413
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	219,927
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	212,169
GO Refunding Bonds	4.00%	09/01/36 (b)	100,000	101,273
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	194,172
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	103,379
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	209,500
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	207,649
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	157,173
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	111,251
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	205,179
GO Refunding Bonds	5.00%	04/01/42 (b)	250,000	263,979
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	111,462
GO Refunding Bonds	5.00%	09/01/42 (b)	100,000	111,976
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	107,182
GO Refunding Bonds	5.00%	10/01/42 (b)	420,000	473,307
GO Refunding Bonds	4.00%	09/01/43 (b)	100,000	102,475

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	129,933
ULT GO Bonds Series 2015A	4.00%	03/01/45 (b)	100,000	99,562
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	70,768
Water System RB Series BB	5.00%	12/01/31 (b)	155,000	180,962
Water System RB Series BF	5.00%	12/01/31	75,000	89,348
Water System RB Series BF	5.00%	12/01/32	100,000	121,343
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	84,501
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	308,104
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	172,325
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	304,317
RB (Stanford Univ) Series V1	5.00%	05/01/49	200,000	242,066
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	192,111
RB (Stanford Univ) Series V3	5.00%	06/01/33 (b)	100,000	122,517
California Infrastructure & Economic Development Bank
1st Lien RB Series 2003A	5.00%	07/01/25 (a)(c)	100,000	102,528
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	203,510
Clean Water State Revolving Fund RB Series 2018	5.00%	10/01/27	130,000	140,515
Lease RB Series 2019	5.00%	08/01/44 (b)	250,000	268,995
RB (Academy of Motion Picture) Series 2020A	5.00%	11/01/30	50,000	57,799
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	106,361
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	210,432
California Municipal Finance Auth
RB (Pomona College) Series 2017	4.00%	01/01/43 (a)(b)	150,000	156,916
California Public Works Board
Lease RB (Dept of Corrections & Rehabilitation) Series 2014A	5.00%	09/01/25 (b)	75,000	75,533
Lease RB Series 2014A	5.00%	09/01/27 (b)	150,000	150,893
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	101,463
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	220,345
Lease Refunding RB Series 2015F	5.00%	05/01/27 (b)	75,000	76,423
Lease Refunding RB Series 2021A	5.00%	02/01/31	155,000	178,441
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	231,744
Lease Refunding RB Series 2023B	5.00%	12/01/28	100,000	110,728
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	28,385
California State Univ
RB Series 2014A	5.00%	11/01/30 (a)(b)	60,000	60,547
RB Series 2014A	5.00%	11/01/39 (a)(b)	70,000	70,638
RB Series 2015A	5.00%	11/01/38 (b)	60,000	61,688
RB Series 2015A	4.00%	11/01/43 (b)	75,000	74,146
RB Series 2016A	5.00%	11/01/27 (b)	115,000	120,279
RB Series 2016A	5.00%	11/01/30 (b)	200,000	209,601
RB Series 2016A	5.00%	11/01/32 (b)	170,000	177,844
RB Series 2016A	3.13%	11/01/36 (b)	175,000	172,121
RB Series 2017A	5.00%	11/01/27 (b)	100,000	107,221
RB Series 2017A	5.00%	11/01/31 (b)	50,000	53,610
RB Series 2023A	5.25%	11/01/53 (b)	200,000	226,253
Cerritos California Community College District
GO Bonds Series 2014A	4.00%	08/01/44 (b)	150,000	149,362

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chabot-Las Positas CCD
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	150,000	151,252
Chaffey CCD
GO Bonds Series 2018A	5.00%	06/01/48 (b)	100,000	105,759
Chino Basin Calif Regional Finance Auth
RB (Inland Empire Utilities Agency) Series 2020B	4.00%	11/01/25 (b)	75,000	75,937
Chino Valley USD
GO Bonds Series 2020B	5.00%	08/01/55 (b)	125,000	133,892
ULT GO Bonds Series 2020B	4.00%	08/01/45 (b)	100,000	100,635
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	318,018
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	200,000	103,243
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	97,340
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	148,353
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	197,848
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	317,280
Foothill Eastern Transportation Corridor Agency
Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	323,052
Sr Lien Toll RB Series A	0.00%	01/01/28 (a)(d)	340,000	304,471
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	54,599
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	100,000	100,667
Glendale CCD
GO Bonds Series 2016A	5.25%	08/01/41 (a)(b)	100,000	108,509
GO Bonds Series 2016B	4.00%	08/01/50 (b)	85,000	84,834
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/40 (a)(b)	110,000	112,380
RB Series 2015A	5.00%	06/01/45 (a)(b)	120,000	122,596
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	100,000	99,321
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	128,606
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	150,100
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	148,503
Irvine Facilities Financing Auth
Special Tax RB Series 2023A	4.00%	09/01/58 (b)	100,000	98,757
Long Beach CCD
GO Bonds Series 2019C	4.00%	08/01/49 (b)	150,000	148,469
Long Beach USD
GO Bonds Series 2016C	4.00%	08/01/50 (b)	100,000	99,002
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	219,602
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/27	115,000	123,266
Los Angeles CCD
GO Bonds Series 2008K	4.00%	08/01/35 (b)	100,000	101,880
GO Bonds Series 2008L	5.00%	08/01/25	200,000	205,313
GO Bonds Series C1	5.00%	08/01/25	60,000	61,594

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series D	5.00%	08/01/30	100,000	116,064
GO Refunding Bonds Series 2015A	5.00%	08/01/25 (a)(b)	100,000	100,534
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	251,334
GO Refunding Bonds Series 2015C	5.00%	08/01/24	100,000	100,517
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	159,117
GO Refunding Bonds Series 2015C	5.00%	06/01/26	80,000	83,816
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,555
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	210,536
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	309,678
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	106,900
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	200,000	213,654
Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	150,000	157,902
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	184,401
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	200,457
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	201,258
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	138,771
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	150,688
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	154,603
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	108,635
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	202,815
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	103,678
Power System RB Series 2019B	5.00%	07/01/32 (b)	180,000	200,788
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	270,377
Power System RB Series 2020A	5.00%	07/01/25	200,000	204,956
Power System RB Series 2020A	5.00%	07/01/29	150,000	169,257
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	260,943
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	111,240
Power System RB Series 2021B	5.00%	07/01/48 (b)	140,000	152,227
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	54,368
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	271,841
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	169,072
Power System RB Series 2022E	5.00%	07/01/29	100,000	112,838
Power System RB Series 2023E	5.00%	07/01/35 (b)	100,000	120,662
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	90,010
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	108,035
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	98,821
Water System RB Series 2022C	5.00%	07/01/43 (b)	150,000	168,548
Water System RB Series 2022D	5.00%	07/01/52 (b)	150,000	164,867
Water System RB Series 2023A	5.00%	07/01/33	75,000	91,669
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	60,938
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	278,678
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	81,698
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	125,000	126,928
Los Angeles USD
COP Series 2023A	5.00%	10/01/37 (b)	55,000	64,531
GO Bonds Series 2016A	4.00%	07/01/33 (b)	150,000	150,950

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	201,077
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	135,590
GO Bonds Series 2020C	4.00%	07/01/31 (b)	100,000	108,981
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	68,262
GO Bonds Series 2020C	4.00%	07/01/44 (b)	150,000	151,759
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	171,863
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	200,000	202,345
GO Bonds Series 2022QRR	5.25%	07/01/47 (b)	150,000	171,066
GO Bonds Series 2023QRR	5.25%	07/01/48 (b)	250,000	288,020
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	250,881
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (b)	135,000	135,377
GO Refunding Bonds Series 2016B	2.00%	07/01/29 (b)	75,000	69,284
GO Refunding Bonds Series 2016B	3.00%	07/01/31 (b)	115,000	114,804
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	204,783
GO Refunding Bonds Series 2019A	5.00%	07/01/30 (b)	100,000	112,931
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	97,165
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	191,914
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	195,581
Orange Cnty Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	211,893
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	99,235
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	271,560
Pleasanton USD
GO Bonds Series 2023	4.00%	08/01/52 (b)	55,000	55,037
Poway USD
GO Bonds Series B	0.00%	08/01/33 (d)	85,000	63,812
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	90,000	74,525
Riverside Cnty Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	103,537
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B	5.00%	06/01/32 (b)	150,000	162,372
Toll 2nd Lien Refunding RB Series 2021C	4.00%	06/01/47 (b)	50,000	48,166
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (b)	80,000	80,865
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	146,278
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	200,371
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	259,406
Sacramento Cnty
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	102,626
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	109,278
Refunding RB Series 2021	5.00%	12/01/32	75,000	90,876
Refunding RB Series 2021	5.00%	12/01/33 (b)	80,000	95,241

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/40 (b)	115,000	126,629
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	75,430
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2023	5.00%	10/01/32	95,000	114,850
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	62,453
GO Bonds Series B	4.13%	08/01/49 (b)	125,000	125,863
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(b)	230,000	232,232
San Diego CCD
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	231,184
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	116,059
Sub Airport RB Series 2021A	5.00%	07/01/56 (b)	55,000	59,081
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	61,229
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	205,765
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	89,843
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	87,473
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	160,000	174,258
San Diego Public Facilities Financing Auth
Lease RB Series 2021A	4.00%	10/15/50 (b)	260,000	259,285
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	125,234
Sr Sewer Refunding RB Series 2016A	5.00%	05/15/27 (b)	75,000	78,693
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,683
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	213,973
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	100,303
GO Bonds Series 2017I	3.13%	07/01/42 (b)	115,000	101,416
GO Bonds Series 2017I	4.00%	07/01/47 (b)	100,000	99,716
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	100,031
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	199,675
GO Bonds Series 2022F2	5.00%	07/01/29	65,000	73,585
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	330,000	367,800
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	150,000	124,302
Go Refunding Bonds Series 2016R5	5.00%	07/01/29 (b)	115,000	121,170
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	100,000	101,673
San Francisco
GO Refunding Bonds Series 2022R1	5.00%	06/15/25	100,000	102,319
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	224,328
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (b)	100,000	100,024
RB 2nd Series 2017B	5.00%	05/01/47 (b)	125,000	129,834
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	105,022
RB 2nd Series 2019F	5.00%	05/01/50 (b)	100,000	106,333
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	56,070

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019B1	4.00%	08/01/44 (b)	150,000	150,921
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	205,821
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	70,000	79,290
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	99,430
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	199,173
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	322,188
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	370,155
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	119,596
San Joaquin Hills Transportation Corridor Agency Toll
Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	378,946
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	48,507
Toll Road Sr Lien Refunding RB Series 2014A	5.00%	01/15/29 (a)(b)	80,000	81,001
Toll Road Sr Lien Refunding RB Series 2021A	5.00%	01/15/33 (b)	50,000	57,111
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (b)	55,000	58,631
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	150,000	155,503
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	194,920
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	134,176
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/32 (c)(d)	160,000	123,685
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	36,101
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	160,681
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	160,085
San Mateo Foster City Public Finance Auth
Wastewater RB Series 2021B	5.00%	08/01/25 (a)	100,000	102,393
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	150,677
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	63,696
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	260,835
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	150,163
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A	2.50%	07/01/25	90,000	88,654
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	97,835
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	150,000	145,914
Water RB Series 2021A	5.00%	10/01/46 (b)	100,000	111,057
Water Refunding RB Series 2022A	5.00%	10/01/29	100,000	114,005
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	202,898
Transmission System RB Series 2023-1A	5.00%	07/01/48 (b)	150,000	168,862
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	249,453
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	189,754

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	182,268
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	86,873
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	56,126
General RB Series 2017AV	5.25%	05/15/42 (b)	150,000	159,449
General RB Series 2017AY	5.00%	05/15/27	75,000	80,376
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	133,651
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	153,073
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	181,404
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	109,883
General RB Series 2022BK	5.00%	05/15/32	200,000	237,024
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	252,495
General RB Series 2023BN	5.00%	05/15/36 (b)	100,000	118,532
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	292,482
General RB Series AZ	5.00%	05/15/33 (b)	200,000	219,579
Limited Project RB Series 2016K	4.00%	05/15/46 (b)	50,000	49,357
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	95,832
Limited Project RB Series 2017M	5.00%	05/15/42 (b)	140,000	147,616
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	257,561
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	165,000	163,623
RB Series 2015I	5.00%	05/15/26 (b)	100,000	102,003
RB Series 2018AZ	5.00%	05/15/34 (b)	200,000	219,055
RB Series 2018O	4.00%	05/15/48 (b)	155,000	151,801
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	251,416
RB Series 2021Q	5.00%	05/15/46 (b)	165,000	180,773
RB Series 2023BQ	5.00%	05/15/35 (b)	85,000	101,660
RB Series 2024BS	5.00%	05/15/37 (b)	150,000	177,903
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	200,109
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	279,201
Williams Hart Calif UHSD
GO Bonds Series C	3.50%	08/01/38 (b)	100,000	97,356
				57,927,846
COLORADO 1.1%
Aurora Colo
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	170,000	177,896
Colorado
COP Series 2020A	4.00%	12/15/35 (b)	150,000	156,201
COP Series 2020A	3.00%	12/15/36 (b)	90,000	83,929
COP Series 2020A	4.00%	12/15/39 (b)	190,000	193,734
COP Series 2021A	5.00%	12/15/33 (b)	135,000	155,069
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,555
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	75,163
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	49,133
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	102,424

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2017B	5.00%	11/01/34 (b)	150,000	158,816
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	100,000	109,974
Colorado Springs
Utilities System Improvement RB Series 2022B	5.25%	11/15/52 (b)	150,000	164,622
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	85,775
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	106,143
Denver
Airport System RB Series 2022C	5.00%	11/15/29	150,000	168,398
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	153,548
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	139,256
RB Series 2021A	4.00%	08/01/51 (b)	100,000	96,679
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	219,709
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	45,965
Sr RB Series 2000B	0.00%	09/01/30 (c)(d)	70,000	56,739
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	99,466
Sr RB Series 2020A	5.00%	09/01/26	85,000	88,633
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	159,031
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	197,452
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	197,452
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	235,342
				3,502,104
CONNECTICUT 1.8%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	118,603
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	50,220
GO Bonds Series 2016E	5.00%	10/15/24	55,000	55,443
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	195,111
GO Bonds Series 2019A	5.00%	04/15/33 (b)	275,000	303,725
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	142,911
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	104,039
GO Bonds Series 2020A	5.00%	01/15/25	100,000	101,231
GO Bonds Series 2020A	5.00%	01/15/26	100,000	103,310
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	190,221
GO Bonds Series 2021A	4.00%	01/15/29	70,000	73,879
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	120,406
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	68,147
GO Bonds Series 2022F	5.00%	11/15/41 (b)	200,000	224,397
GO Refunding Bonds Series 2016B	5.00%	05/15/25	95,000	96,809
GO Refunding Bonds Series 2022D	5.00%	09/15/25	145,000	148,728
GO Refunding Bonds Series 2022D	5.00%	09/15/27	100,000	106,980
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	225,476
Special Obligation RB Series 2020A	5.00%	05/01/32 (b)	200,000	226,239
Special Obligation Transportation RB Series 2023A	5.00%	07/01/25	90,000	91,930

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	101,977
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	163,980
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	214,572
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	106,912
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	200,172
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	140,970
Special Tax Obligation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	73,551
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/31	110,000	126,727
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	245,612
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	258,369
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/28	200,000	217,848
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	139,089
Transportation Bonds Series 2020A	5.00%	05/01/28	150,000	162,813
Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	171,091
Transportation RB Series 2020A	5.00%	05/01/27	250,000	265,307
Transportation Special Tax Obligation Bonds Series 2018B	5.00%	10/01/27	120,000	128,501
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	101,601
RB (Yale Univ) Series 2017B1	5.00%	07/01/29	75,000	84,156
				5,651,053
DELAWARE 0.1%
Delaware
GO Bonds Series 2022	5.00%	03/01/29	125,000	138,903
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	100,696
				239,599
DISTRICT OF COLUMBIA 1.6%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	101,874
GO Bonds Series 2019A	5.00%	10/15/28	150,000	165,005
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	172,673
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	166,336
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	256,486
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	79,488
GO Refunding Bonds Series 2023B	5.00%	06/01/25	70,000	71,394
GO Refunding Bonds Series 2023B	5.00%	06/01/29	205,000	228,649
Highway RB Series 2020	5.00%	12/01/34 (b)	150,000	166,610
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	246,779
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	199,401
Income Tax Secured RB Series 2020A	5.00%	03/01/35 (b)	130,000	146,467
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	281,774
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	280,410
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	210,347
Income Tax Secured Refunding RB Series 2024A	5.00%	10/01/34	125,000	152,359
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/32 (b)	50,000	52,554
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	73,320
Refunding RB Series 2020B	5.00%	10/01/29	175,000	196,622
District of Columbia Water & Sewer Auth
Sr Lien RB Series 2018B	5.00%	10/01/49 (b)	100,000	104,489

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	187,497
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009B	0.00%	10/01/35 (c)(d)	50,000	32,709
2nd Sr Lien RB Series 2010A	0.00%	10/01/37 (d)	255,000	136,172
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	260,000	245,111
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	300,000	286,097
Washington Metropolitan Transit Auth
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	165,072
RB Series 2020A	5.00%	07/15/45 (b)	125,000	133,987
RB Series 2021A	5.00%	07/15/46 (b)	280,000	302,256
RB Series 2023A	5.50%	07/15/51 (b)	150,000	169,187
				5,011,125
FLORIDA 2.8%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	80,000	79,544
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	135,607
Broward Cnty SD
COP Series 2015A	5.00%	07/01/25	75,000	76,479
COP Series 2019A	5.00%	07/01/28	110,000	119,311
COP Series 2020A	5.00%	07/01/34 (b)	60,000	67,456
Cape Coral
Utility Improvement Assessment Bonds Series 2023	5.65%	03/01/54 (b)(c)	200,000	227,306
Central Florida Expressway Auth
Sr Lien RB Series 2019B	5.00%	07/01/49 (b)	50,000	52,506
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	62,350
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (b)	60,000	60,715
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	130,308
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	130,340
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	183,770
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/24	100,000	100,314
COP Series 2022A	5.00%	07/01/31 (b)(c)	50,000	56,390
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	112,493
COP Series 2022A	5.00%	07/01/33 (b)(c)	40,000	44,935
Florida
Public Education Refunding Bonds Series 2022C	5.00%	06/01/24	200,000	200,419
Florida Dept of Mgmt Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	57,802
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	100,000	103,221
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	67,334
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	175,990
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	115,930
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	139,356
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	159,841
Refunding RB Series 2016B	5.00%	07/01/25	100,000	102,169

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida State Turnpike Auth
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	108,193
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	100,130
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	116,671
Gainesville
Utilities System RB Series 2019A	5.00%	10/01/47 (b)	150,000	158,042
Hillsborough Cnty
RB Series 2021	2.25%	08/01/51 (b)	160,000	99,512
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	121,845
JEA
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	170,559
Electric System Sub RB Series 2017B	3.38%	10/01/34 (b)	100,000	97,931
JEA FLA Water & Sewer System
Water & Sewer System RB Series 2024A	5.25%	10/01/49 (b)	125,000	139,180
Lakeland FLA
Energy System RB Series 2021	5.00%	10/01/48	100,000	113,612
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	71,406
Miami Beach
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	258,508
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	192,645
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	49,858
RB Series 2022	5.00%	07/01/49 (b)	200,000	213,743
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	289,460
Transit System RB Series 2022	5.00%	07/01/46 (b)	75,000	80,822
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	216,654
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	25,018
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	146,908
Water & Sewer System Refunding RB Series 2017B	5.00%	10/01/33 (b)	100,000	101,908
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	270,000	277,076
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	75,000	76,684
Miami-Dade Cnty Educational Facilities Auth
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	201,244
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	223,508
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	198,608
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	180,661
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (b)	150,000	148,829
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (b)	150,000	154,730
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	131,706
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/24	65,000	65,455
Utility System Refunding RB Series 2013A	5.00%	10/01/25 (b)	145,000	148,758

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	149,462
COP Series 2020A	5.00%	08/01/33 (b)	100,000	112,719
COP Series 2020A	5.00%	08/01/34 (b)	50,000	56,246
Pasco Cnty
Water & Sewer RB Series 2014B	4.00%	10/01/44 (b)	150,000	147,357
Port St. Lucie
Refunding Bonds Series 2016	3.25%	07/01/45 (b)	100,000	84,767
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	179,901
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	100,000	94,528
Tax Bonds ( H. Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	109,303
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	219,562
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	37,806
				8,633,401
GEORGIA 1.9%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	60,000	60,801
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/43 (a)(b)	100,000	101,829
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	300,000	275,887
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	104,196
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	258,352
Airport Refunding RB Series 2020A	5.00%	07/01/25	130,000	132,724
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	108,120
Water & Sewerage RB Series 2022	5.00%	10/01/41 (b)	225,000	251,237
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	70,000	50,816
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	106,749
Gainesville & Hall Cnty Hospital Auth
RAN Series 2014A	5.50%	08/15/54 (a)(b)	80,000	81,376
Georgia
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	91,577
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	212,441
GO Bonds Series 2017A	3.00%	02/01/34 (b)	100,000	98,394
GO Bonds Series 2019A	5.00%	07/01/29	200,000	223,790
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	111,801
GO Bonds Series 2020A	5.00%	08/01/32 (b)	100,000	114,296
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	150,211
GO Bonds Series 2021A	5.00%	07/01/33 (b)	100,000	116,074
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	86,618
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	210,229
GO Bonds Series 2023A	5.00%	07/01/25	100,000	102,268
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	101,055
GO Refunding Bonds Series 2016E	5.00%	12/01/26	170,000	179,355
GO Refunding Bonds Series 2022C	4.00%	07/01/28	160,000	168,631
GO Refunding Bonds Series 2022C	4.00%	07/01/29	100,000	106,761

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	211,340
RB Series 2019A	5.00%	01/01/49 (b)	100,000	101,617
RB Series 2019B	5.00%	01/01/59 (b)	40,000	40,351
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,952
RB Series 2021	2.63%	07/01/51 (b)	100,000	68,280
RB Series 2021	4.00%	07/01/51 (b)	100,000	97,435
RB Series 2022	4.00%	07/01/52 (b)	125,000	121,293
Georgia State Road & Tollway Auth
Highway RB Series 2020	5.00%	06/01/30	125,000	141,814
Gwinnett Cnty SD
GO Bonds Series 2019	5.00%	02/01/38 (b)	200,000	218,464
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	145,000	155,372
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (b)	120,000	125,397
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	95,073
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	82,041
Private Colleges & Universities Auth
RB (Emory Univ) Series 2019A	5.00%	09/01/29	195,000	217,957
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	256,358
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	110,000	113,542
RB Series 2023B	5.00%	09/01/33	100,000	119,488
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	197,569
				5,978,931
HAWAII 0.5%
Hawaii
GO Bonds Series 2014EO	5.00%	08/01/25 (b)	110,000	110,585
GO Bonds Series 2017FK	5.00%	05/01/28 (b)	100,000	105,850
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	100,000	102,314
GO Bonds Series 2018 FT	5.00%	01/01/36 (b)	95,000	101,914
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	106,363
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	208,717
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	50,000	50,934
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	182,516
GO Bonds Series 2021E	5.00%	03/01/31	150,000	171,919
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	261,790
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	150,000	153,235
				1,556,137
ILLINOIS 5.7%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/39 (b)	225,000	226,429
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	119,626
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/36 (b)(c)	50,000	56,523
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	100,000	101,169

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	40,472
GO Bonds Series 2019A	5.50%	01/01/35 (b)	165,000	178,916
GO Bonds Series 2019A	5.00%	01/01/44 (b)	70,000	72,125
GO Bonds Series 2019A	5.50%	01/01/49 (b)	100,000	104,260
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	54,906
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	533,015
GO Refunding Bonds Series 2017A	5.75%	01/01/33 (b)	185,000	194,078
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	193,335
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	230,000	246,604
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	211,496
Chicago O’Hare International Airport
Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	207,545
General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	64,167
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	126,409
OHare General Airport Sr Lien RB Series 2018B	4.00%	01/01/53 (b)(c)	100,000	97,224
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,565
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	75,000	75,864
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	80,910
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	102,714
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/36 (b)	100,000	104,329
OHare General Airport Sr Lien Refunding RB Series 2018B	5.00%	01/01/53 (b)	100,000	104,339
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	61,131
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	103,523
OHare General Airport Sr Lien Refunding RB Series 2022D	5.00%	01/01/29	170,000	186,047
Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	107,425
Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	151,317
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	156,518
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/45 (b)	85,000	88,454
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	87,453
Cook Cnty
GO Refunding Bonds Series 2016A	5.00%	11/15/26	70,000	73,073
GO Refunding Bonds Series 2021A	5.00%	11/15/28	100,000	108,571
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	133,099
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	246,884
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	221,187
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,393
GO Bonds Series 2014	5.00%	05/01/39 (b)	250,000	250,093
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	556,775
GO Bonds Series 2017D	5.00%	11/01/25	95,000	97,332
GO Bonds Series 2017D	5.00%	11/01/26	160,000	166,901
GO Bonds Series 2017D	5.00%	11/01/27	200,000	212,647
GO Bonds Series 2017D	5.00%	11/01/28 (b)	150,000	159,068
GO Bonds Series 2019A	5.00%	11/01/27	125,000	132,748
GO Bonds Series 2019B	4.00%	11/01/38 (b)	200,000	198,923
GO Bonds Series 2020	5.50%	05/01/30	95,000	104,012
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	291,750
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	273,682

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020B	5.00%	10/01/30	50,000	55,722
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	250,450
GO Bonds Series 2020C	4.00%	10/01/37 (b)	200,000	201,428
GO Bonds Series 2021A	4.00%	03/01/40 (b)	70,000	69,086
GO Bonds Series 2022A	5.00%	03/01/31	80,000	89,658
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	167,708
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	194,955
GO Bonds Series 2023B	5.00%	05/01/28	200,000	214,411
GO Bonds Series 2023B	5.00%	05/01/35 (b)	60,000	67,303
GO Bonds Series 2023B	5.00%	12/01/36 (b)	120,000	135,413
GO Bonds Series 2023B	5.00%	12/01/38 (b)	140,000	155,672
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	151,796
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	138,218
GO Refunding Bonds Series 2016	4.00%	02/01/31 (b)(c)	100,000	101,822
GO Refunding Bonds Series 2018A	5.00%	10/01/30 (b)	50,000	54,079
GO Refunding Bonds Series 2022B	5.00%	03/01/25	130,000	131,748
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	169,572
GO Refunding Bonds Series 2023D	5.00%	07/01/32	125,000	142,321
GO Refunding Bonds Series 2023D	5.00%	07/01/33 (b)	60,000	68,050
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	111,509
Illinois Finance Auth
RB (Univ of Chicago) Series 2015A	5.00%	10/01/40 (b)	250,000	252,553
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	65,000	70,909
RB Series 2017	5.00%	07/01/35 (b)	75,000	78,692
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	300,115
Illinois Toll Highway Auth
Refunding RB Series 2018A	5.00%	01/01/29	100,000	109,859
Sr RB Series 2015B	5.00%	01/01/40 (b)	275,000	280,955
Sr RB Series 2024A	5.00%	01/01/39 (b)	150,000	173,677
Sr Toll Refunding RB Series 2016A	5.00%	12/01/32 (b)	75,000	77,201
Toll Highway Sr RB Series 2014B	5.00%	01/01/36 (b)	200,000	200,000
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,616
Toll Highway Sr RB Series 2015A	5.00%	01/01/36 (b)	125,000	127,506
Toll Highway Sr RB Series 2015A	5.00%	01/01/40 (b)	100,000	101,632
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	158,482
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	104,976
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	214,556
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	141,869
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	48,564
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	269,609
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	215,000	237,867
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	175,000	192,253
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)	200,000	236,004
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	184,652
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	226,020
RB Series 2002A	0.00%	12/15/30 (c)(d)	75,000	59,668
RB Series 2002A	0.00%	06/15/33 (c)(d)	260,000	188,157
RB Series 2002A	0.00%	06/15/35 (c)(d)	140,000	93,445
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	106,034

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2015A	5.00%	06/15/53 (b)	100,000	100,582
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/45 (c)(d)	150,000	58,375
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	77,792
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/41 (d)	75,000	33,599
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	78,558
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	114,829
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	350,000	359,696
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	109,902
Refunding RB 2nd Series 2022A	4.00%	06/15/52 (b)	50,000	45,434
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	101,146
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	82,128
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2017	5.00%	06/01/26 (a)	125,000	129,415
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	112,563
Sales Tax Securitization Corp
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	216,459
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/31	75,000	84,776
2nd Lien Sales Tax Refunding RB Series 2023A	5.00%	01/01/33	75,000	87,263
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	167,161
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	156,708
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	50,004
Springfield Ill
Sr Lien Electric Refunding RB Series 2015	5.00%	03/01/40 (b)(c)	175,000	175,668
Univ of Illinois
Auxiliary Facilities RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	97,059
Will Cnty
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	220,000	226,082
				17,338,017
INDIANA 0.2%
Indiana Finance Auth
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	60,000	62,834
Highway Refunding RB Series 2016C	5.00%	06/01/28	100,000	108,938
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	184,139
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	65,631
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	218,909
RB Series 2022B	4.00%	02/01/47 (b)	100,000	96,069
				736,520
IOWA 0.2%
Iowa
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	150,592
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	160,147
Iowa Finance Auth
State Revolving Fund RB Series 2017	5.00%	08/01/27	100,000	107,120

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	102,814
				520,673
KANSAS 0.2%
Ellis Cnty Kansas USD #489
GO Refunding & Improvement Bonds Series 2022B	5.00%	09/01/42 (b)(c)	100,000	108,637
Kansas Dept of Transportation
Highway RB Series 2015B	5.00%	09/01/25	250,000	256,009
Wyandotte Cnty USD No 500
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	105,000	111,075
				475,721
KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Refunding RB Series 2017A	5.00%	12/01/45 (b)(c)	75,000	77,799
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	315,602
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	185,000	189,593
Refunding RB Series B	5.00%	11/01/26	250,000	261,720
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	259,966
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (b)	25,000	25,008
Sewer & Drainage System RB Series 2023C	5.00%	05/15/51 (b)	75,000	81,386
				1,211,074
LOUISIANA 0.6%
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	156,450
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	156,713
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	253,363
Louisiana Citizens Property Insurance Corp
Refunding RB Series 2016A	5.00%	06/01/26	150,000	155,425
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	89,682
RB Series 2014	5.00%	10/01/37 (a)(b)	100,000	100,641
RB Series 2022B	5.00%	08/15/31 (b)	170,000	179,330
RB Series 2022B	5.00%	08/15/35 (b)	75,000	78,634
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/53 (b)	175,000	184,144
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	266,073
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	217,996
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	100,901
Shreveport
Water & Sewer Jr Lien RB Series 2019B	4.00%	12/01/49 (b)(c)	50,000	46,983
				1,986,335

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 1.9%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	157,499
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	102,173
Water RB Series 2019A	4.00%	07/01/49 (b)	200,000	195,481
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	219,643
Maryland
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	231,986
GO Bonds 1st Series 2022A	5.00%	06/01/29	100,000	111,536
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	127,444
GO Bonds 1st Series A	5.00%	06/01/32	150,000	176,688
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	305,624
GO Bonds 2nd Series 2017A	5.00%	08/01/27	245,000	262,445
GO Bonds 2nd Series 2019A	5.00%	08/01/31 (b)	140,000	156,445
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	249,563
GO Bonds 2nd Series 2019A	2.25%	08/01/34 (b)	100,000	86,201
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	73,475
GO Bonds 2nd Series A	5.00%	08/01/31 (b)	100,000	114,087
GO Refunding Bonds 1st Series 2020C	5.00%	08/01/24	150,000	150,631
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	133,901
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	193,764
RB Series 2018A	5.00%	05/01/42 (b)	170,000	178,333
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	150,000	164,383
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	90,000	96,063
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	281,616
ULT GO Refunding Bonds 1st Series 2017C	5.00%	03/15/29 (b)	300,000	319,521
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	190,000	150,466
Consolidated Transportation Bonds Series 2018	5.00%	10/01/26	180,000	188,686
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	251,645
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	89,127
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	143,041
Maryland Health & Higher Educational Facilities Auth
RB (Anne Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	245,000	245,024
Maryland Stadium Authority
RB Series 2021	2.75%	06/01/51 (b)	100,000	70,001
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	146,805
Transportation RB Series 2021A	5.00%	07/01/46 (b)	120,000	129,971
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	268,492
				5,771,760
MASSACHUSETTS 4.5%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	100,000	107,395
GO Bonds 2016J	4.00%	12/01/44 (b)	250,000	246,709
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	318,027
GO Bonds Series 2015B	4.00%	05/01/39 (b)	100,000	99,995
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	100,398

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,182
GO Bonds Series 2016H	5.00%	12/01/26	75,000	79,186
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	68,495
GO Bonds Series 2017E	5.00%	11/01/31 (b)	150,000	160,871
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	110,153
GO Bonds Series 2017E	3.00%	11/01/35 (b)	100,000	94,720
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	194,476
GO Bonds Series 2019A	5.25%	01/01/33 (b)	165,000	184,151
GO Bonds Series 2019C	5.00%	05/01/44 (b)	150,000	159,705
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	164,317
GO Bonds Series 2019E	5.00%	05/01/31 (b)	200,000	200,222
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	192,488
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	115,151
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	107,527
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	269,715
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	238,532
GO Bonds Series 2021C	5.00%	09/01/31	125,000	145,894
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	266,664
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	224,853
GO Bonds Series 2022D	5.00%	11/01/31	90,000	105,342
GO Bonds Series 2022E	5.00%	11/01/42 (b)	170,000	190,171
GO Bonds Series 2023A	5.00%	05/01/26	225,000	234,379
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	402,236
GO Bonds Series 2023C	5.00%	10/01/49 (b)	300,000	326,110
GO Bonds Series 2023D	5.00%	10/01/52 (b)	100,000	107,759
GO Bonds Series 2023D	5.00%	10/01/53 (b)	200,000	215,081
GO Bonds Series 2024A	5.00%	01/01/40 (b)	200,000	228,935
GO Bonds Series 2024A	5.00%	01/01/49 (b)	100,000	108,886
GO Bonds Series 2024A	5.00%	01/01/54 (b)	200,000	215,043
GO Bonds Series 2024B	5.00%	11/01/38 (b)	150,000	175,222
GO Refunding Bonds Series 2004A	5.50%	08/01/30 (c)	75,000	86,894
GO Refunding Bonds Series 2006B	5.25%	09/01/24 (c)	250,000	251,732
GO Refunding Bonds Series 2016B	5.00%	07/01/27	200,000	214,092
GO Refunding Bonds Series 2016B	5.00%	07/01/28	150,000	164,332
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	191,413
GO Refunding Bonds Series 2016C	5.00%	10/01/25	110,000	113,046
GO Refunding Bonds Series 2017C	5.00%	10/01/25	150,000	154,153
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	147,524
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	156,424
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	263,321
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	152,711
GO Refunding Bonds Series 2022A	5.00%	10/01/29	150,000	169,024
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	233,767
Highway Grant Anticipation Note Series 2014A	5.00%	06/15/25 (b)	125,000	125,444
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,207
Special Obligation Refunding RB Series 2005	5.50%	01/01/25 (c)	50,000	50,685
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	80,103
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	71,619
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	44,499
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	268,681

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	148,217
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	100,000	116,886
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/53 (b)	135,000	149,068
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,124
Massachusetts Development Finance Agency
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	295,492
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	201,207
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	250,831
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	288,233
RB (Harvard Univ) Series 2016A	5.00%	07/15/36 (b)	85,000	105,856
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	93,983
RB Series 2016A	5.00%	07/15/34 (b)	125,000	130,944
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	189,513
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	203,927
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	210,608
Sub Sales Tax Bonds Series 2018B	5.25%	02/15/48 (b)	350,000	368,564
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	200,000	213,323
RB Series 2022B	5.00%	06/01/52 (b)	300,000	320,283
Refunding RB Series 2016A	5.00%	06/01/25	50,000	51,018
Refunding RB Series 2016A	5.00%	06/01/26	75,000	78,352
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	142,203
Massachusetts Turnpike Auth
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	60,000	52,826
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	173,968
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	174,470
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	209,474
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	104,737
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	96,626
Univ of Massachusetts Building Auth
RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	106,353
RB Sr Series 2022-1	5.00%	11/01/52 (b)	65,000	69,323
				13,765,070
MICHIGAN 1.3%
Detroit SD
ULT GO Bonds Series 2005A	5.25%	05/01/30 (c)	50,000	56,798
Great Lakes Water Auth
Sewage Disposal System 2nd Lien Refunding RB Series 2016C	5.00%	07/01/30 (b)	150,000	155,713
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	114,457
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	77,663
Water Supply System Sr Lien Refunding RB Series 2016C	5.25%	07/01/35 (b)	50,000	52,137
Water System Sr Lien Refunding RB Series 2016C	5.00%	07/01/31 (b)	70,000	72,784
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	25,000	26,421
Michigan
Grant Anticipation Refunding Bonds Series 2016	5.00%	03/15/27	75,000	79,328
RB (State Trunk Line Fund) Series 2020B	5.00%	11/15/30	105,000	119,879
RB Series 2020B	4.00%	11/15/45 (b)	150,000	150,452

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	175,000	188,021
State Trunk Line Fund Bonds Series 2020B	4.00%	11/15/38 (b)	100,000	103,395
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	95,732
Michigan Building Auth
RB Series 2022I	4.00%	10/15/52 (b)	250,000	240,352
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	153,505
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	102,228
Refunding RB Series 2016I	5.00%	10/15/31 (b)	100,000	104,395
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	192,900
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	104,714
RB (Detroit Water & Sewage 2nd Lien) Series 2014C6	5.00%	07/01/33 (b)	175,000	175,285
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	85,704
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,255
Sr Lien RB (Wayne County Criminal Justice Center) Series 2018	4.00%	11/01/48 (b)	100,000	94,371
Water Supply System Refunding RB 2nd Lien Series 2014D4	5.00%	07/01/34 (b)	110,000	110,207
Water Supply System Refunding RB 2nd Lien Series 2014D6	5.00%	07/01/36 (b)(c)	100,000	100,136
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	97,727
Michigan Trunk Line
RB Series 2023	5.00%	11/15/46 (b)	150,000	166,396
State Trunk Line Fund Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	110,198
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/38 (b)	50,000	52,299
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	207,615
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	76,254
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	239,193
				3,906,514
MINNESOTA 0.4%
Minneapolis Metropolitan Council
GAN Series 2021C	5.00%	12/01/26	115,000	121,298
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	121,399
Minnesota
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	204,763
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	153,569
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	136,664
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/30	135,000	152,280
State General Refunding RB Series 2022A	5.00%	03/01/27	100,000	105,905
Minnesota PFA
State Revolving Fund RB Series 2023A	5.00%	03/01/35 (b)	100,000	118,193
				1,114,071
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	151,608
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	80,390

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	53,983
				285,981
MISSOURI 0.3%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	98,376
Metropolitan St Louis Sewer District
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	79,918
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	57,897
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	156,099
3rd Lien State Roads RB Series 2022A	5.00%	05/01/27	100,000	106,457
State Road Bonds Series 2023A	5.00%	05/01/26	90,000	93,659
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	50,000	50,787
Springfield
Public Utility Refunding RB Series 2015	4.00%	08/01/36 (b)	150,000	149,560
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	114,289
				907,042
NEBRASKA 0.2%
Nebraska Public Power District
General RB Series 2023A	5.00%	07/01/28 (b)	80,000	86,310
Omaha Public Power District
Electric System RB Series 2017A	4.00%	02/01/42 (b)	150,000	150,381
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	220,986
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	86,032
				543,709
NEVADA 0.7%
Clark Cnty
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	102,132
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	173,874
Refunding RB Series 2019E	5.00%	07/01/33 (b)	100,000	110,582
Stadium GO Bonds Series 2018A	5.00%	05/01/48 (b)	200,000	208,786
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	203,781
Las Vegas Convention & Visitors Auth
RB Series 2023A	5.00%	07/01/49 (b)	150,000	162,155
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (b)	270,000	271,570
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	240,298
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	203,512

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	106,093
Highway Motor Vehicle Fuel Tax Refunding RB Series 2016	5.00%	12/01/24	100,000	101,006
LT GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	162,627
				2,046,416
NEW JERSEY 4.8%
Gloucester Cnty Improvement Auth
RB (Rowan Univ) Series 2024	5.00%	07/01/49 (b)(c)	100,000	106,859
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	146,357
Middlesex Cnty Improvement Auth
GO Lease RB Series 2023A	5.00%	08/15/53 (b)	100,000	108,836
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	151,288
GO Bonds Series 2020A	5.00%	06/01/25	85,000	86,546
GO Bonds Series 2020A	5.00%	06/01/26	125,000	129,733
GO Bonds Series 2020A	5.00%	06/01/27	150,000	159,139
GO Bonds Series 2020A	5.00%	06/01/28	300,000	325,458
GO Bonds Series 2020A	5.00%	06/01/29	305,000	337,541
GO Bonds Series 2020A	4.00%	06/01/30	60,000	64,323
GO Bonds Series 2020A	4.00%	06/01/31	140,000	151,567
New Jersey Economic Development Auth
GO Refunding Bonds Series 2016BBB	5.50%	06/15/29 (a)(b)	125,000	133,387
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	73,709
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	200,297
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	147,293
Refunding Bonds Series 2023RRR	5.00%	03/01/26	200,000	206,454
Refunding RB Series 2015XX	5.00%	06/15/25	200,000	203,653
Refunding RB Series 2015XX	5.00%	06/15/26 (a)(b)	105,000	107,159
Refunding RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	80,032
School Facilities Construction RB Series 2015WW	5.25%	06/15/28 (b)	100,000	102,085
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	268,289
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	256,841
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	207,654
Transportation Refunding RB Series 2017B	5.00%	11/01/24	100,000	100,737
Transportation Refunding RB Series 2017B	5.00%	11/01/25 (c)	100,000	102,542
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2014A	5.00%	07/01/44 (b)	150,000	150,472
RB (Princeton Univ) Series 2024B	4.00%	03/01/53 (b)	200,000	197,151
RB Series 2024B	5.25%	03/01/54 (b)	200,000	224,514
Refunding RB (Princeton Univ) Series 2017B	5.00%	07/01/28 (b)	90,000	96,368
Refunding RB Series 2017B	5.00%	07/01/29 (b)	100,000	107,279
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	103,710
RB Series 2016A1	5.00%	06/15/28 (b)	220,000	227,729
RB Series 2016A1	4.10%	06/15/31 (b)	275,000	279,078
Refunding RB Series 2018A	5.00%	06/15/31 (b)	290,000	299,792
Transportation Bonds Series 2018A	5.00%	12/15/30 (b)	150,000	162,924
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	216,709
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	152,699

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	149,636
Transportation Bonds Series 2020AA	4.00%	06/15/40 (b)	100,000	101,306
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	210,547
Transportation Bonds Series 2022CC	5.00%	06/15/44 (b)	150,000	163,169
Transportation Bonds Series 2023BB	5.25%	06/15/50 (b)	100,000	109,598
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,091
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	65,000	65,808
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	228,974
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	145,016
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	145,000	161,685
Transportation Program Bonds Series 2023AA	5.00%	06/15/33	85,000	99,121
Transportation Program Notes Series 2014BB1	5.00%	06/15/33 (b)	80,000	86,684
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	29,997
Transportation RB Series 2018A	5.00%	12/15/27	200,000	213,699
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	125,000	109,949
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	219,910
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	153,185
Transportation RB Series 2021A	5.00%	06/15/31	100,000	113,602
Transportation RB Series 2022CC	5.00%	06/15/48 (b)	60,000	64,448
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	100,000	112,070
Transportation System Bond Series 2009A	0.00%	12/15/32 (d)	150,000	112,607
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	50,000	43,042
Transportation System Bonds Series 2006C	0.00%	12/15/29 (c)(d)	95,000	79,978
Transportation System Bonds Series 2006C	0.00%	12/15/32 (c)(d)	100,000	76,369
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	70,000	60,119
Transportation System Bonds Series 2008A	0.00%	12/15/35 (b)(d)	215,000	142,225
Transportation System Bonds Series 2009A	0.00%	12/15/33 (d)	230,000	166,461
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	101,067
Transportation System Bonds Series 2010A	0.00%	12/15/25 (d)	125,000	117,928
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	75,000	62,435
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	394,557
Transportation System Bonds Series 2019A	4.00%	12/15/39 (b)	65,000	65,881
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	226,983
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	113,023
Transportation System Bonds Series 2022A	4.00%	06/15/41 (b)	100,000	100,912
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	414,891
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	73,088
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	23,286
Transportation System RB Series 2009A	0.00%	12/15/34 (d)	125,000	86,752
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	601,194
Transportation System RB Series 2010A	0.00%	12/15/40 (d)	280,000	140,642
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	15,710
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	224,351
New Jersey Turnpike Auth
RB Series 2014A	4.00%	01/01/35 (b)	125,000	125,017
RB Series 2015E	3.38%	01/01/31 (b)	50,000	50,059
RB Series 2017B	4.00%	01/01/37 (b)	95,000	96,363
Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	87,140
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	310,094
Turnpike RB Series 2004C2	5.50%	01/01/25 (c)	250,000	253,889
Turnpike RB Series 2015E	5.00%	01/01/45 (b)	255,000	256,773

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	150,000	158,147
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	194,651
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	59,036
Turnpike RB Series 2017E	5.00%	01/01/29 (b)	90,000	96,889
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	80,000	82,569
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	96,056
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	182,850
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	152,077
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	105,000	106,700
Turnpike RB Series 2021A	4.00%	01/01/51 (b)	100,000	97,081
Turnpike RB Series 2022B	5.25%	01/01/52 (b)	150,000	164,361
South Jersey Transportation Auth
Transportation RB Series 2022A	4.63%	11/01/47 (b)	85,000	87,084
				14,875,036
NEW MEXICO 0.2%
New Mexico
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	166,985
Severance Tax Bonds Series 2021A	5.00%	07/01/31	95,000	109,812
Tax RB Series 2022B	5.00%	07/01/26	200,000	208,498
New Mexico Finance Auth
Sub Lien Refunding RB Series 2018A	5.00%	06/15/24	155,000	155,361
				640,656
NEW YORK 25.9%
Battery Park City Auth
Sr RB Series 2023A	5.00%	11/01/48 (b)	100,000	111,232
Sr RB Series 2023B	5.00%	11/01/29	115,000	130,337
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	121,596
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/32 (b)	60,000	63,413
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/35 (b)	50,000	52,715
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	296,201
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	120,000	124,789
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	97,992
Long Island Power Auth
Electric System General RB Series 2000A	0.00%	06/01/28 (c)(d)	70,000	60,103
Electric System RB Series 2014A	5.00%	09/01/44 (b)	200,000	200,575
Electric System RB Series 2016B	5.00%	09/01/36 (b)	180,000	187,724
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	195,874
Electric System RB Series 2018	5.00%	09/01/35 (b)	115,000	125,298
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	129,127
Electric System RB Series 2018	5.00%	09/01/39 (b)	200,000	214,787
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	115,000	121,040
Dedicated Tax Fund Bonds Series 2017B1	4.00%	11/15/52 (b)	250,000	240,030
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	121,007
Dedicated Tax Fund Refunding Bonds Series 2016A	5.00%	11/15/25	100,000	103,098
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/27 (b)	200,000	212,234
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	93,528
Refunding RB Series 2017B	5.00%	11/15/27	205,000	218,646

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	199,855
Transportation RB Series 2012C	4.25%	11/15/42 (b)	250,000	249,101
Transportation RB Series 2012E	4.00%	11/15/38 (b)	95,000	95,029
Transportation RB Series 2012H	3.63%	11/15/37 (b)	140,000	124,869
Transportation RB Series 2013C	4.00%	11/15/43 (b)	175,000	168,307
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	125,973
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	176,042
Transportation RB Series 2015B	4.00%	11/15/45 (b)	120,000	114,635
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	254,560
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	185,599
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	250,000	257,600
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	94,487
Transportation RB Series 2020D	5.00%	11/15/44 (b)	100,000	106,025
Transportation RB Series 2020D	4.00%	11/15/49 (b)	120,000	113,106
Transportation Refunding RB Series 2016B	5.00%	11/15/37 (b)	100,000	103,358
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	213,420
Transportation Refunding RB Series 2017B	5.00%	11/15/25	100,000	102,722
Transportation Refunding RB Series 2017C	5.00%	11/15/26	125,000	130,766
Transportation Refunding RB Series 2017C1	5.00%	11/15/28 (b)	145,000	155,921
Transportation Refunding RB Series 2017C1	5.00%	11/15/34 (b)	200,000	212,919
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	58,718
Transportation Refunding RB Series 2017C2	0.00%	11/15/27 (d)	100,000	88,317
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	155,000	128,271
Transportation Refunding RB Series 2017C2	0.00%	11/15/33 (d)	300,000	213,261
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	23,575
Transportation Refunding RB Series 2017D	4.00%	11/15/42 (b)	355,000	344,984
Transportation Refunding RB Series 2017D	4.00%	11/15/46 (b)	135,000	129,363
Transportation Refunding RB Series 2024A	4.00%	11/15/48 (b)(c)	200,000	191,521
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	89,652
RB Series 2020A	4.00%	07/01/50 (b)	75,000	72,165
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	198,168
Nassau Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	53,663
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	140,809
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	128,644
New York City
GO Bonds Fiscal 20121Series A1	5.00%	08/01/28	75,000	81,742
GO Bonds Fiscal 2013 Series F1	5.00%	08/01/30	100,000	112,915
GO Bonds Fiscal 2015 Series F1	3.50%	06/01/33 (b)	185,000	185,445
GO Bonds Fiscal 2015 Series F5	4.45%	06/01/44 (b)(c)(f)	1,300,000	1,300,000
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	154,480
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	180,000	169,966
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	106,474
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	97,912
GO Bonds Fiscal 2018 Series 1	5.00%	08/01/28 (b)	105,000	112,219
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	150,000	161,187
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	94,567
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	200,000	211,284

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	301,640
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	64,127
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	125,000	134,824
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	187,102
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/43 (b)	125,000	131,432
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	48,957
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	167,064
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	98,228
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/39 (b)	150,000	160,717
GO Bonds Fiscal 2019 Series E	5.00%	08/01/25	150,000	153,589
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	106,726
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	76,588
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	151,970
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	40,525
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	250,136
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (b)	80,000	65,647
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	200,000	204,785
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	282,288
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	158,006
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/33 (b)	150,000	169,142
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	200,000	194,224
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	186,290
GO Bonds Fiscal 2021 Series C	4.00%	08/01/40 (b)	175,000	177,287
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	151,935
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	96,141
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	85,000	96,167
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	165,000	176,466
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	194,169
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	229,346
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	271,814
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	166,225
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	34,176
GO Bonds Fiscal 2023 Series A4	4.50%	09/01/49 (b)(c)(f)	1,735,000	1,735,000
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	170,761
GO Bonds Fiscal 2023 Series E	5.00%	04/01/35 (b)	100,000	116,661
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	223,952
GO Bonds Fiscal 2023 Series E1	5.25%	04/01/47 (b)	100,000	110,560
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/33	75,000	88,487
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/35 (b)	120,000	140,341
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	270,451
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	107,252
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	244,520
GO Bonds Fiscal 2024 Series C	5.25%	03/01/49 (b)	200,000	221,239
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	137,822
GO Bonds Series 2023B1	5.00%	10/01/35 (b)	450,000	519,789
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF	3.50%	06/15/37 (b)	75,000	74,694
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/33 (b)	100,000	101,710
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/36 (b)	100,000	105,916
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1	3.63%	06/15/48 (b)	100,000	90,696
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series AA	5.00%	06/15/24	200,000	200,507

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series AA	5.00%	06/15/32 (b)	55,000	61,798
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA2	5.00%	06/15/32 (b)	100,000	115,471
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/29	100,000	111,580
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	91,476
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	78,101
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	4.45%	06/15/50 (b)(c)(f)	685,000	685,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	34,065
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series EE	5.00%	06/15/28 (b)	100,000	100,232
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	96,183
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,623
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	100,000	81,472
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	197,591
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	100,000	103,257
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	144,629
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	161,306
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	100,000	105,820
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	70,458
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	378,993
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	165,000	183,369
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	100,358
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	504,725
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	218,019
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	100,000	114,082
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	115,792
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	168,957
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG1	4.00%	06/15/50 (b)	100,000	97,476
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	150,000	167,369
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	110,000	107,224
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	131,677
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	120,000	120,699
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	194,953
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	173,674
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	330,000	344,991
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	230,000	266,321
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	101,235
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	150,000	160,852
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	15,000	14,581
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	354,968
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	4.00%	06/15/45 (b)	150,000	147,883
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1	4.00%	06/15/52 (b)	200,000	193,888
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	252,545
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	120,000	144,285
Water & Sewer System RB Fiscal 2016 Series A	4.50%	06/15/32 (b)	100,000	102,949
Water & Sewer System RB Fiscal 2016 Series A	3.00%	06/15/36 (b)	100,000	93,715
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	100,618
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	202,179
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/31 (b)	60,000	61,613
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	99,794
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	240,851
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	250,000	224,169

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Building Aid RB Fiscal 2019 Series S-2A	5.00%	07/15/34 (b)(c)	100,000	108,369
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	275,000	298,014
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	151,404
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	106,154
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	100,000	111,939
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	75,000	75,234
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (b)	10,000	10,002
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/39 (b)	150,000	148,845
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/25 (b)	200,000	203,614
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	91,463
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	100,000	100,653
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	285,000	278,220
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	51,115
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	257,293
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	89,073
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	210,000	187,548
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	254,149
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	155,266
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	151,425
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	309,085
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	182,525
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	92,874
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/34 (b)	100,000	106,595
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	90,509
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	4.00%	08/01/42 (b)	150,000	148,863
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	106,704
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/40 (b)	110,000	116,739
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	270,997
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	216,269
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	71,431
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	378,256
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	169,105
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	148,383
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	204,874
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	200,000	196,995
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	119,400
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	226,642
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/45 (b)	285,000	279,981
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25 (a)	10,000	10,264
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	85,000	87,574
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	107,524
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/33 (b)	150,000	171,458
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	100,564
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/43 (b)	200,000	201,024
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,114
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	246,034
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	107,524
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	150,000	168,009
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	207,700
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	219,061
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	207,541

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	109,883
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	144,232
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	145,141
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26 (a)	40,000	41,693
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	55,000	57,491
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	69,241
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	83,575
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	157,641
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	284,608
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/44 (b)	150,000	163,585
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	161,637
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	55,887
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	182,588
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/43 (b)	125,000	137,593
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	161,637
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/51 (b)	200,000	213,820
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/29	150,000	167,123
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/40 (b)	130,000	148,680
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	257,571
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	157,679
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/33 (b)	250,000	295,475
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	60,000	66,258
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	109,883
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	90,000	102,802
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	177,000
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/40 (b)	200,000	226,564
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	220,141
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/36 (b)	200,000	234,387
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	230,995
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	231,350
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.25%	05/01/48 (b)	150,000	167,160
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/27	150,000	161,287
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/40 (b)	100,000	114,519
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/36 (b)	200,000	237,336
RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	152,849
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	189,255
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	100,000	110,364
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	126,647
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	137,465
RB Series 2020A	4.00%	11/15/50 (b)	100,000	97,138
RB Series 2020A	4.00%	11/15/55 (b)	225,000	215,739
RB Series 2022A	4.00%	11/15/52 (b)(c)	100,000	97,229
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	63,658
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	52,113
Financing RB Series 2019A	5.00%	10/01/25 (c)	75,000	76,899
RB (Columbia Univ) Series 2017A	5.00%	10/01/47 (b)	150,000	177,547
RB (Columbia Univ) Series 2020A	5.00%	10/01/50	300,000	354,572

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	179,553
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	155,877
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	103,806
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	245,000	240,455
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	19,659
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	144,620
RB Series 2015A	5.00%	07/01/35 (b)	200,000	203,728
RB Series 2015A	5.00%	07/01/45 (b)	150,000	152,025
RB Series 2018A	5.00%	10/01/31 (b)	100,000	104,358
RB Series 2019A	4.00%	07/01/44 (b)	200,000	200,774
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	70,264
RB Series 2022A	5.00%	10/01/26 (c)	120,000	125,938
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	142,259
RB Series 2022A	5.00%	10/01/35 (b)(c)	75,000	84,762
RB Series 2023A	5.00%	10/01/34 (b)	145,000	175,155
RB Series 2024	5.25%	07/01/54 (b)	100,000	107,737
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	266,726
Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	100,906
Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	52,931
Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	262,357
SD RB Series 2023A	5.00%	10/01/34 (b)(c)	170,000	195,834
State Personal Income Tax RB Series 2014C	5.00%	03/15/29 (b)	100,000	100,233
State Personal Income Tax RB Series 2014C	5.00%	03/15/38 (b)	75,000	75,174
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	101,128
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (b)	125,000	126,595
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	176,667
State Personal Income Tax RB Series 2015B	5.00%	02/15/27 (a)(b)	60,000	60,912
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	202,291
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	100,000	100,744
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	81,641
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	52,764
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	207,728
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	103,541
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	78,751
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	79,607
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	127,526
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	104,502
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	333,461
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	58,193
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	131,760
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	109,070
State Personal Income Tax RB Series 2018A	4.00%	03/15/48 (b)	100,000	96,970
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	171,250
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	140,000	151,441
State Personal Income Tax RB Series 2019A	5.00%	03/15/41 (b)	100,000	107,481
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	200,000	214,432
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	265,716
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	100,000	112,406
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	224,661
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	108,125
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	100,000	97,455

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	227,026
State Personal Income Tax RB Series 2020A	5.00%	03/15/26	105,000	108,982
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	167,864
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	295,000	255,209
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	125,000	96,917
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	466,793
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	100,000	114,483
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	68,562
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	170,894
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	200,000	208,394
State Personal Income Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	146,297
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	375,000	413,590
State Personal Income Tax RB Series 2021E	5.00%	03/15/31	100,000	114,483
State Personal Income Tax RB Series 2021E	5.00%	03/15/33 (b)	125,000	145,324
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	150,000	174,161
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	104,105
State Personal Income Tax RB Series 2022A	5.00%	03/15/25 (a)	75,000	76,285
State Personal Income Tax RB Series 2022A	5.00%	03/15/28	200,000	216,489
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	337,456
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	523,114
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	216,017
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	159,940
State Personal Income Tax RB Series 2024A	5.00%	03/15/41 (b)	250,000	282,229
State Personal Income Tax RB Series 2024A	5.25%	03/15/48 (b)	150,000	166,661
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	346,506
State Sales Tax RB Series 2014A	5.00%	03/15/31 (b)	90,000	90,209
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	194,005
State Sales Tax RB Series 2015B	5.00%	03/15/34 (b)	125,000	127,492
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	157,818
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	207,767
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	186,818
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	159,152
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	150,347
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	110,129
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	73,149
State Sales Tax RB Series 2018A	4.00%	03/15/48 (b)	210,000	204,878
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	168,129
State Sales Tax RB Series 2018E	5.00%	03/15/34 (b)	160,000	174,135
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	425,250
State Sales Tax RB Series 2023A1	5.00%	03/15/35 (b)	220,000	260,915
State Sales Tax RB Series 2023A1	5.00%	03/15/45 (b)	200,000	222,380
State Sales Tax RB Series 2023A1	5.00%	03/15/53 (b)	185,000	200,465
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2017E	5.00%	06/15/47 (b)	200,000	209,313
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	100,000	97,344
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	270,814
New York State Thruway Auth
General RB Series 2019A	4.00%	01/01/45 (b)(c)	100,000	99,023
General RB Series J	5.00%	01/01/41 (b)	100,000	100,124
General RB Series L	5.00%	01/01/35 (b)	130,000	140,058
General RB Series O	4.00%	01/01/42 (b)	150,000	151,351

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General RB Series P	5.00%	01/01/49 (b)	100,000	108,276
General RB Series P	5.25%	01/01/54 (b)	125,000	136,845
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	108,202
General Refunding RB Series L	5.00%	01/01/34 (b)	115,000	124,061
General Refunding RB Series L	3.50%	01/01/37 (b)	50,000	49,233
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	124,536
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	85,000	63,204
Jr GO RB Series 2019B	5.00%	01/01/30	135,000	151,358
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	176,329
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	81,070
RB Series P	5.00%	01/01/44 (b)	100,000	111,500
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	284,993
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	251,437
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	215,729
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	314,455
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	226,610
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	125,000	147,289
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	215,570
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	228,981
New York State Urban Development Corp
State Personal Income Tax RB Series 2016A	5.00%	03/15/26	55,000	57,086
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,980
State Personal Income Tax RB Series 2017A	5.00%	03/15/26 (c)	110,000	114,171
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	164,408
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	209,933
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	371,156
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	209,129
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	111,575
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	241,444
State Personal Income Tax RB Series 2020A	5.00%	03/15/30	240,000	271,932
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	162,889
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	81,563
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	114,171
State Personal Income Tax RB Series 2020C	5.00%	03/15/32 (b)	175,000	199,370
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (b)	90,000	102,336
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	232,369
State Personal Income Tax RB Series 2020C	4.00%	03/15/45 (b)	100,000	97,103
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (b)	150,000	118,924
State Personal Income Tax RB Series 2020C	4.00%	03/15/49 (b)	150,000	143,726
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	258,512
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	144,867
State Personal Income Tax RB Series 2023A	5.00%	03/15/63 (b)	100,000	106,691
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	200,174
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	99,165
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	325,000	323,986
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	59,246
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	146,949
State Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	93,215
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	150,766

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
2nd Installment Consolidated Bonds 194th Series	5.00%	10/15/34 (b)	105,000	107,493
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	64,339
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,051
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	102,647
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	130,000	132,306
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	208,605
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	134,494
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	163,196
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	149,659
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	150,609
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	51,714
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	223,125
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	201,819
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	129,399
Consolidated Bonds 222nd Series	5.00%	07/15/33 (b)	125,000	141,700
Consolidated Bonds 224th Series	4.00%	07/15/41 (b)	150,000	151,786
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	216,889
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	107,657
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	265,000	267,051
Sales Tax RB Fiscal 2015 Series A	5.00%	10/15/27 (a)(b)	175,000	176,354
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	101,644
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	296,596
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	169,713
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	150,763
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	209,581
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	193,428
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	149,506
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	316,474
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	175,000	185,029
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	205,883
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	57,380
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	198,537
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	140,004
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	100,000	106,300
Payroll Mobility Tax Sr Lien Bonds Series 2021-C1A	4.00%	05/15/46 (b)	100,000	97,839
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	67,248
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	212,781
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	156,946
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	272,566
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	111,694
Payroll Mobility Tax Sr Lien Bonds Series 2022E1	5.00%	11/15/27 (b)	150,000	160,775
Payroll Mobility Tax Sr Lien Bonds Series 2024A	5.00%	05/15/49 (b)	100,000	108,991
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	289,198
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	208,435
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/29	130,000	144,726
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	214,367
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/24	165,000	166,672

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/25	165,000	169,985
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	77,019
RB Series 2020A	4.00%	11/15/54 (b)	100,000	93,347
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	194,295
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	143,690
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	97,283
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	98,449
Sales Tax RB Series 2024A1	4.00%	05/15/54 (b)	150,000	143,971
Sales Tax RB Series 2024A1	5.25%	05/15/59 (b)	160,000	176,121
Sales Tax RB Series 2024A1	4.13%	05/15/64 (b)	100,000	96,530
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	79,457
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	217,721
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	169,338
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,716
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	228,845
Utility Debt Securitization Auth
RB Series 2015	3.00%	12/15/32 (b)	50,000	50,100
RB Series 2015	5.00%	12/15/35 (b)	150,000	154,239
RB Series 2016A	5.00%	12/15/34 (b)	105,000	109,126
RB Series 2017	5.00%	12/15/41 (b)	125,000	132,130
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	257,233
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	256,689
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	95,160
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	220,348
				79,425,304
NORTH CAROLINA 0.9%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	194,393
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	85,000	94,893
GO Refunding Bonds Series 2016A	5.00%	06/01/25	175,000	178,685
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	62,629
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	175,000	198,460
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	60,000	58,584
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	100,000	106,366
Refunding RB Series 2014B	5.00%	06/01/24	150,000	150,289
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	221,351
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	100,000	102,606
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	103,652
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	61,773
Electric Refunding RB Series 2015A	5.00%	01/01/28 (b)	100,000	103,018
North Carolina Turnpike Auth
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	103,055
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	95,353
Sr Lien RB Series 2018	4.00%	01/01/41 (b)(c)	140,000	140,910
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	177,422
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	201,900

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	279,786
				2,635,125
OHIO 0.9%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	279,039
Refunding RB (Prairie State) Series 2019B	5.00%	02/15/25	100,000	101,276
Refunding RB Series 2019C	5.00%	02/15/33 (b)	50,000	55,567
Columbus
ULT GO Refunding Bonds Series 2016-1	5.00%	07/01/26	125,000	130,201
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	78,250
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	215,519
Wastewater Refunding RB Series 2019	3.00%	11/15/38 (b)	75,000	67,602
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	75,493
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	102,529
GO Refunding Bonds Series 2017C	5.00%	08/01/25	120,000	122,824
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	102,353
Ohio Higher Educational Facility Commission
Education Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	65,529
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	207,011
Ohio State Univ
General RB Series 2020A	5.00%	12/01/29	140,000	157,475
Ohio Turnpike Commission
Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	215,447
Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	57,094
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	129,140
Turnpike Jr RB Series 2013A2	0.00%	02/15/36 (d)	200,000	128,737
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	214,676
Ohio Water Development Auth
Pollution Control Refunding RB Series 2023A	5.00%	12/01/25	130,000	133,948
RB Series 2019	5.00%	12/01/29 (b)	150,000	167,741
RB Series 2023A	5.00%	12/01/33 (b)	55,000	65,757
				2,873,208
OKLAHOMA 0.4%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	196,121
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	77,997
Oklahoma Turnpike Auth
2nd Sr RB Series 2017A	4.00%	01/01/47 (b)	85,000	84,386
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	100,123
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	166,013
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	108,492
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	80,642
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	143,327

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Water Resources Board
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	195,319
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	127,402
				1,279,822
OREGON 0.8%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	100,244
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	250,610
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	268,129
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	80,419
North Clackamas SD #12
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	209,611
Oregon
GO Bonds Series 2023A	5.00%	05/01/37 (b)	75,000	87,988
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	87,235
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	123,592
Oregon Dept of Admin Services
Refunding RB Series 2015D	5.00%	04/01/27 (b)	70,000	71,115
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	221,589
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	321,500
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	111,005
Salem-Keizer SD #24J
GO Bonds Series 2009B	0.00%	06/15/29 (c)(d)	70,000	59,085
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	305,000	326,828
				2,318,950
PENNSYLVANIA 3.4%
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	157,830
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	67,711
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2017	5.00%	07/01/42 (b)	100,000	104,992
Delaware River Port Auth
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,055
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	106,444
RB Series 1998A	5.50%	08/01/28 (c)	135,000	147,449
RB Series 2020B	5.00%	11/01/24	150,000	151,159
Lehigh Cnty Auth
Water & Sewer RB Series 2013A	5.00%	12/01/43 (b)	100,000	100,233
Montgomery Cnty Higher Education & Health Auth
RB (Thomas Jefferson Univ) Series 2022B	4.00%	05/01/52 (b)	100,000	92,642
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	265,165

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania
GO Bonds 1st Refunding Series 2023	5.00%	09/01/32	200,000	236,049
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	15,020
GO Bonds 1st Series 2015	5.00%	03/15/25	75,000	76,220
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	222,662
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	157,457
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	100,159
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	75,000	54,656
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	205,508
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	170,991
GO Bonds 1st Series 2023	5.00%	09/01/30	150,000	171,218
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,405
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	102,657
GO Bonds 2nd Series 2016	4.00%	09/15/30 (b)	100,000	101,718
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	127,075
GO Bonds 2nd Series 2016	3.00%	09/15/35 (b)	225,000	217,018
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	125,000	117,515
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	118,368
GO Bonds Series 2023	4.00%	09/01/42 (b)	100,000	100,899
GO Refunding Bonds 1st Series 2015	5.00%	08/15/25	115,000	117,847
GO Refunding Bonds 1st Series 2016	5.00%	09/15/25	110,000	112,923
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	209,589
GO Refunding Bonds 1st Series 2019	5.00%	07/15/27	200,000	213,570
GO Refunding Bonds 1st Series 2019	5.00%	07/15/28	75,000	81,888
GO Refunding Bonds 1st Series 2023	5.00%	09/01/26	80,000	83,533
GO Refunding Bonds 1st Series 2023	5.00%	09/01/29	50,000	55,940
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/25	120,000	121,524
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	123,970
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	379,776
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2015A	5.25%	09/01/50 (b)	250,000	251,553
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	200,000	199,259
State System Higher Education Series AT1	3.00%	06/15/45 (b)	55,000	43,332
Pennsylvania Public School Building Auth
Lease Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	176,003
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (b)	150,000	150,972
RB Series 2021A	5.00%	12/01/46 (b)	125,000	134,472
RB Series 2022B	5.25%	12/01/52 (b)	100,000	109,473
Refunding RB Series 2019	5.00%	12/01/25	65,000	66,921
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	28,632
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	110,372
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	126,597
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	101,097
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	58,161
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	213,017
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	199,429
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	331,917
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	200,000	208,398
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	101,189
Turnpike RB Series 2018A2	5.00%	12/01/43 (b)	90,000	94,746

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	213,314
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	75,700
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	91,463
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)	100,000	96,049
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)(c)	70,000	68,629
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	59,925
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	63,738
Pennsylvania State Univ
RB Series 2017A	5.00%	09/01/47 (b)	110,000	114,028
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	280,000	297,410
GO Bonds Series 2015B	4.00%	08/01/35 (b)	100,000	100,586
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	60,174
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	210,503
Water & Wastewater RB Series 2021C	5.00%	10/01/46 (b)	100,000	107,248
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/29 (b)	120,000	128,040
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/31 (b)	80,000	85,382
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	202,618
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	194,036
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	113,401
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	100,000	117,036
Pittsburgh Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	50,000	51,624
Univ of Pittsburgh
GO Bonds Series 2021	4.00%	04/15/26 (b)	75,000	76,369
				10,347,648
RHODE ISLAND 0.1%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	85,000	88,420
Rhode Island Health & Educational Building Corp
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	160,987
Facilities RB (Brown Univ) Series 2017A	5.00%	09/01/29 (b)	165,000	176,852
				426,259
SOUTH CAROLINA 0.6%
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	78,851
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	80,000	82,730
Rock Hill Utility System
Utility System RB Series 2024A	5.00%	01/01/54 (b)	200,000	213,879
South Carolina Public Service Auth
RB Series 2013B	5.00%	12/01/38 (b)	100,000	99,313
RB Series A	5.50%	12/01/54 (b)	175,000	175,131
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	87,642
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	128,760
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	101,481

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020A	5.00%	12/01/32 (b)	200,000	222,434
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	136,690
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	83,439
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	107,845
Refunding RB Series 2021B	5.00%	10/01/28	180,000	196,639
				1,714,834
TENNESSEE 0.3%
Metro Government of Nashville & Davidson Cnty
Electric System RB Series 2024A	5.25%	05/15/49 (b)	150,000	169,811
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	205,491
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	129,512
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	122,193
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	95,000	103,861
Water & Sewer RB Series 2021A	4.00%	07/01/46 (b)	125,000	122,780
Tennessee School Bond Auth
Higher Educational Facilities 2nd Program Bonds Series 2022A	5.00%	11/01/52 (b)(c)	100,000	107,989
				961,637
TEXAS 8.9%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	110,000	111,517
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	200,000	194,119
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	198,963
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	153,118
Electric Utility System Refunding RB Series 2019B	5.00%	11/15/44 (b)	100,000	106,673
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	212,251
Refunding Bonds Series 2015	2.95%	09/01/27 (b)	100,000	99,397
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	55,000	60,437
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	76,735
Azle ISD
ULT GO Refunding Bonds Series 2024	4.00%	02/15/49 (b)(c)	225,000	218,384
Barbers Hill ISD
ULT GO Bonds Series 2022	4.00%	02/15/41 (b)(c)	100,000	101,971
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	219,176
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	260,063
Bexar Cnty Hospital District
Certificates of Obligation Series 2022	4.25%	02/15/52 (b)	110,000	107,066
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	142,755
Central Texas Regional Mobility Auth
Sr Lien RB Series 2020E	4.00%	01/01/50 (b)	105,000	100,222
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	100,000	102,476
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	91,513

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Conroe ISD
ULT GO Bonds Series 2022A	4.00%	02/15/47 (b)(c)	200,000	196,033
Crowley ISD
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	274,368
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A	4.00%	02/15/44 (b)(c)	140,000	140,177
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	62,113
ULT GO Refunding Bonds Series 2016	5.00%	02/15/28 (b)(c)	100,000	103,690
ULT GO Refunding Bonds Series 2023A	5.00%	02/15/27 (c)	80,000	84,615
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	119,439
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	96,494
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	168,846
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	366,153
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	133,628
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	191,823
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	150,000	139,474
ULT GO Refunding Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	189,475
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	201,420
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	118,016
Refunding RB Series 2020A	5.00%	11/01/27	230,000	246,333
Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	53,152
Denton ISD
ULT GO Bonds Series 2018	5.00%	08/15/48 (b)(c)	50,000	51,790
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	150,000	89,269
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	100,000	109,605
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	108,427
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	235,000	225,011
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	250,000	266,550
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	196,193
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	216,238
Fort Bend Cnty Public Facility Corp
Lease RB Series 2023	5.00%	03/01/53 (b)	100,000	106,228
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	150,000	147,071
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	28,664
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	250,000	271,165
Georgetown ISD
ULT GO Bonds Series 2023	4.13%	08/15/47 (b)(c)	150,000	150,652
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	246,029
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	100,000	73,781
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	123,422
Sub Tier Toll RB Series 2018A	5.00%	10/01/43 (b)	75,000	78,547

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	160,057
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	120,380
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	272,535
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/33 (b)	50,000	58,314
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	103,795
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	96,205
Harris Cnty Flood Control District
Refunding Bonds Series 2023A	4.00%	09/15/48 (b)	150,000	145,936
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	151,066
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	195,383
Houston
1st Lien Refunding RB Series 2014C	5.00%	05/15/25 (b)	80,000	80,154
1st Lien Refunding RB Series 2016B	5.00%	11/15/32 (b)	160,000	167,446
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	139,152
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	80,000	85,237
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/28	160,000	172,545
Refunding Bonds Series 2017A	5.00%	03/01/29 (b)	100,000	105,500
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	270,355
Utility System 1st Lien Refunding RB Series 2017B	5.00%	11/15/42 (b)	125,000	130,929
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	106,105
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	49,492
Houston Higher Education Finance Corp
RB Series 2024	5.00%	05/15/34	100,000	120,655
Houston ISD
LT GO Refunding Bonds Series 2017	5.00%	02/15/26 (c)	180,000	186,439
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	206,605
Katy ISD
ULT GO Bonds Series 2018	4.00%	02/15/48 (b)(c)	250,000	246,239
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	115,123
Klein ISD
ULT GO Bonds Series 2022	4.00%	08/01/47 (b)(c)	100,000	97,748
Lake Travis ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	150,000	144,641
Lamar Consolidated ISD
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	188,210
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	278,206
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	151,412
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	156,647
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	104,952
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	200,000	211,125
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	58,325
Refunding RB Series 2023A	5.00%	05/15/33	50,000	58,427
Lubbock
Electric & Power System RB Series 2021	4.00%	04/15/46 (b)	60,000	58,668

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	167,666
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	135,432
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/29 (c)(d)	140,000	119,191
1st Tier Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	75,000	57,379
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	100,000	67,836
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	175,000	175,078
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	150,920
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	93,050
1st Tier Refunding RB Series 2019A	4.00%	01/01/37 (b)	100,000	102,315
1st Tier Refunding RB Series 2020A	3.00%	01/01/37 (b)	150,000	137,449
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	170,000	135,132
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	110,000	113,203
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	102,916
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	61,389
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	91,941
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	236,751
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/32 (b)	50,000	50,549
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/43 (b)	205,000	210,385
2nd Tier System Refunding RB Series 2018	5.00%	01/01/48 (b)	100,000	102,793
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/27	190,000	199,718
2nd Tier Toll Refunding RB Series 2018	4.25%	01/01/49 (b)	50,000	49,042
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	301,128
Refunding RB Series 2015A	4.00%	01/01/38 (b)	205,000	205,453
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	216,337
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	97,454
Pasadena ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	198,897
Pflugerville ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)	150,000	157,253
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	90,000	104,124
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	270,000	298,788
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	412,247
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	144,926
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	144,438
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	75,188
San Antonio
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46	100,000	106,509
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	299,371
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	70,000	72,324
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/29 (b)	150,000	156,335
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	210,637

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	108,361
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	204,516
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	150,000	146,283
Spring ISD
ULT GO Bonds Series 2023	4.00%	08/15/52 (b)	150,000	142,902
Tarrant Cnty Hospital District
Limited Tax GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	199,952
Texas
GO Bonds Series 2014	5.00%	04/01/26 (b)	100,000	100,219
GO Bonds Series 2014	5.00%	04/01/44 (a)(b)	250,000	250,000
GO Mobility Refunding Bonds Series 2014A	5.00%	10/01/26 (b)	425,000	425,299
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	150,000
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	150,000
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	422,897
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	106,360
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	159,256
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	159,540
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	74,455
Texas State Univ System
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	127,008
Texas Transportation Commission
1st Tier Refunding RB Series 2015B	0.00%	08/15/36 (b)(d)	150,000	86,936
2nd Tier Refunding RB Series 2015C	5.00%	08/15/42 (b)	200,000	200,310
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	36,732
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	161,167
Texas Transportation Corp
Sr Lien Refunding Bonds Series 2019A	4.00%	12/31/38 (b)	260,000	258,186
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	135,112
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/26 (c)(d)	100,000	91,692
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	88,578
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	79,863
Turnpike System 1st Tier RB Series 2002A	0.00%	08/15/29 (c)(d)	225,000	186,226
Texas Water Dev Brd
State Water Implementation Fund RB Series 2017A	5.00%	04/15/24	175,000	175,075
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	204,466
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	105,669
State Water Implementation Fund RB Series 2018B	4.00%	10/15/33 (b)	115,000	119,269
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	118,359
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	232,331
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	146,002
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	125,000	135,596
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	65,000	68,708
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	161,460
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	246,644
State Water Implementation Fund RB Series 2023A	5.00%	10/15/58 (b)	150,000	162,198
State Water RB Series 2022	4.45%	10/15/36 (b)	50,000	55,035

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	440,000	435,671
Univ of Texas
Financing System RB Series 2019B	5.00%	08/15/49	300,000	351,509
Financing System RB Series 2020A	5.00%	08/15/30	150,000	170,892
Financing System RB Series 2020C	5.00%	08/15/31	145,000	168,051
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	52,329
RB Series 2023A	5.00%	08/15/34 (b)	200,000	233,357
Univ Fund Bonds Series 2023A	5.00%	07/01/32	50,000	58,773
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)	150,000	170,233
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)	210,000	213,402
Univ of Texas Permanent Univ Fund
RB Series 2022A	5.00%	07/01/32	75,000	87,916
Univ Fund Refunding Bonds Series 2006B	5.25%	07/01/28	100,000	109,877
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	163,912
West Harris Cnty Regional Water Auth
Water System Refunding RB Series 2021	3.50%	12/15/46 (b)(c)	50,000	42,807
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	192,442
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	96,319
				27,416,431
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	173,388
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	110,145
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	130,672
Power Supply RB Series 2023A	5.00%	07/01/28	215,000	234,277
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	80,702
Salt Lake City
Airport RB Series 2021B	5.00%	07/01/46 (b)	75,000	81,034
Utah
GO Bonds Series 2020	5.00%	07/01/29 (b)	100,000	110,910
GO Refunding Bonds Series 2015	5.00%	07/01/24	50,000	50,154
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	145,255
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	132,673
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	102,056
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	255,140
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	115,946
				1,722,352
VIRGINIA 1.1%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	151,058
Hampton Roads Transportation Commission
Sr Lien RB Series 2020A	4.00%	07/01/50 (b)	100,000	97,614
Sr Lien RB Series 2022A	4.00%	07/01/52 (b)	200,000	193,524

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	267,108
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	125,000	131,147
Virginia College Building Auth
Educational Facilities RB (21st Century College & Equipment Program) 2023A	5.00%	02/01/30	150,000	169,504
Educational Facilities RB Series 2015A	5.00%	02/01/31 (a)(b)	170,000	172,174
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	95,000	90,933
Educational Facilities RB Series 2023A	5.00%	02/01/25	65,000	65,874
Educational Facilities Refunding RB (21st Century College & Equipment) 2023B	5.00%	02/01/30	120,000	135,604
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	126,681
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/26	115,000	118,985
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	92,204
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	315,000	340,623
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	137,986
Virginia Public Building Auth
Public Facilities RB 2022A	5.00%	08/01/37 (b)	100,000	115,054
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	107,292
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	103,812
Public Facilities Refunding RB Series 2016B	5.00%	08/01/24	50,000	50,207
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	104,507
Virginia Public School Auth
Refunding Bonds Series 2015A	5.00%	08/01/24	75,000	75,343
Refunding RB Series 2015A	5.00%	08/01/25	100,000	102,366
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	130,000	139,517
Transportation Refunding RB Series 2017A	5.00%	05/15/28 (b)	150,000	161,270
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	100,000	107,503
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	60,000	64,173
				3,422,063
WASHINGTON 2.9%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2021S1	5.00%	11/01/26	100,000	105,145
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	139,828
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/34 (b)	85,000	98,186
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	284,620
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (b)	60,000	61,282
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	250,000	256,946
Sales Tax Refunding RB Series 2015S1	5.00%	11/01/29 (a)(b)	155,000	159,307
Sales Tax Refunding RB Series 2021-S1	4.00%	11/01/46 (b)	100,000	98,092
Energy Northwest
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	51,097
Electric Refunding RB Series 2016A	5.00%	07/01/25	90,000	91,974
Electric Refunding RB Series 2017A	5.00%	07/01/28 (b)	125,000	133,046
Electric Refunding RB Series 2018A	5.00%	07/01/24	80,000	80,220
Electric Refunding RB Series 2018C	5.00%	07/01/24	50,000	50,137
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	85,000	92,450
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	92,827
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	481,396
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	93,527
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	331,680

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Issaquah SD #411
ULT GO Bonds Series 2016	3.00%	12/01/30 (b)(c)	160,000	159,723
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	50,887
King Cnty
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	130,000	133,734
Refunding RB Series 2016B	4.00%	07/01/34 (b)	200,000	202,865
Sewer Refunding RB Series 2016B	4.00%	07/01/31 (b)	80,000	81,560
King Cnty Public Hospital District #2
LT GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	95,809
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	100,961
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	108,345
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	124,644
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	144,914
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	122,547
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	219,504
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	245,000	246,569
Washington
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	184,626
GO Bonds Series 2020C	5.00%	02/01/36 (b)	125,000	139,319
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	174,532
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	162,677
GO Bonds Series 2020C	5.00%	02/01/42 (b)	200,000	216,273
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	109,137
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	102,797
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	172,275
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	164,019
GO Bonds Series 2023A	5.00%	08/01/31	100,000	115,390
GO Bonds Series 2023A	5.00%	08/01/41 (b)	135,000	150,684
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	273,455
GO Bonds Series 2023B	5.00%	02/01/46 (b)	65,000	71,643
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	278,678
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (b)	80,000	80,971
GO Refunding Bonds Series R2016B	5.00%	07/01/33 (b)	150,000	154,555
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	50,000	52,020
GO Refunding Bonds Series R2018C	5.00%	08/01/29 (b)	250,000	267,061
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	40,000	42,599
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	125,000	132,427
GO Refunding Bonds Series R2020C	5.00%	07/01/25	250,000	255,392
GO Refunding Bonds Series R2022C	5.00%	07/01/24	195,000	195,778
GO Refunding Bonds Series R2022C	4.00%	07/01/27	140,000	144,924
GO Refunding Bonds Series R2023A	5.00%	08/01/24	255,000	256,394
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/27	150,000	155,276
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	136,213
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/34 (b)	80,000	94,940

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	102,578
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	45,030
				8,925,485
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	204,079
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	145,019
				349,098
WISCONSIN 0.5%
Wisconsin
GO Refunding Bonds Series 2	5.00%	11/01/25	210,000	216,163
GO Refunding Bonds Series 2017-1	5.00%	11/01/27 (b)	100,000	106,335
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	125,000	132,424
GO Refunding Bonds Series 2023-2	5.00%	05/01/31	50,000	57,499
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	166,220
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	124,641
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	212,732
Transportation RB Series 2017-1	5.00%	07/01/27	90,000	96,139
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	225,230
Wisconsin Health & Educational Facilities Auth
RB (Medical College of Wisconsin) Series 2016	4.00%	12/01/46 (b)	75,000	72,026
				1,409,409

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.1%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	181,726
Total Municipal Securities (Cost $301,660,920)				305,404,112
Total Investments in Securities (Cost $301,660,920)				305,404,112

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GAN —	Grant anticipation note
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
PFA —	Public Financing Authority
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$305,404,112	$—	$305,404,112
Total	$—	$305,404,112	$—	$305,404,112

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of methods and inputs. Methods may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. The generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations and forward foreign currency exchange contracts.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG88394MAR24